UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/Short Equity Fund

BlackRock Midcap Index Fund

BlackRock Min Vol EAFE Index

BlackRock Min Vol USA Index

BlackRock MSCI Asia ex Japan Index Fund

BlackRock MSCI World Index Fund

BlackRock Multifactor International Index

BlackRock Multifactor USA Index

BlackRock Small/Mid Cap Index Fund

BlackRock Total Stock Market Index Fund

BlackRock USA Momentum Factor Index Fund

BlackRock USA Quality Factor Index Fund

BlackRock USA Size Factor Index Fund

BlackRock USA Value Factor Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 01/31/2017

Item 1 – Report to Stockholders

JANUARY 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Emerging Markets Long/Short Equity Fund
➢	BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS	JANUARY 31, 2017	3

Fund Summary as of January 31, 2017	BlackRock Emerging Markets Long/Short Equity Fund

Investment Objective

BlackRock Emerging Markets Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2017, the Fund’s Investor A and Investor C Shares underperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, while the Fund’s Institutional Shares performed in line.

What factors influenced performance?

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to bottom-up security selection and top-down country and industry positioning, coupled with a long-short approach to controlling the Fund’s exposure to the market.

•

For the six-month period, positive performance was mainly driven by the Fund’s net long equity market exposure, as emerging market equities finished the period with solid gains. The Fund’s investments in developed market companies that have significant emerging market exposure contributed to performance, after beginning to recover in the third quarter of 2016 and building momentum throughout the period. Stock selection strategies that focus on value- and quality-based stock selection saw strong performance in response to market perceptions of reduced deflationary risk, particularly following the surprising results of the U.S. presidential election. Positions driven by market sentiment also contributed to the Fund’s performance.

•

The Fund’s exposure to emerging market countries detracted from performance during the period. Country selection within emerging markets was a key detractor, as an overweight position in Turkey and an underweight position in China both acted as constraints on performance relative to the benchmark. From a sector perspective, the Fund’s exposures to the materials, telecommunications services, and utilities sectors weighed on performance.

Describe recent portfolio activity.

•

The Fund increased its gross exposure during the period. However, net market exposure remained stable, and the Fund’s risk level remained within its target range. No other major changes in positioning occurred during the period.

•

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance as it was principally in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe portfolio positioning at period end.

•

The Fund had an approximately 20% net long market exposure at the end of the period. Reflecting the divergent paths between conflicting high-level macroeconomic factors and the likelihood of heightened financial market volatility, the Fund continued to have well-balanced exposure to different groups of investment insights in both emerging market stocks and developed market stocks with exposure to emerging markets.

•

In terms of the Fund’s country positioning, key country weightings continued to be driven by prospects for future outperformance. Overweight positions in Thailand and Turkey were based on potential for reforms, attractive relative valuations, and stable-to-improving fundamentals.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JANUARY 31, 2017

BlackRock Emerging Markets Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.21%	3.06%	N/A	(0.33)%	N/A	0.00%	N/A
Investor A	0.10	2.87	(2.53)%	(0.55)	(1.62)%	(0.22)	(1.23)%
Investor C	(0.32)	2.08	1.08	(1.31)	(1.31)	(0.99)	(0.99)
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.20	0.37	N/A	0.13	N/A	0.12	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on October 6, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,002.10	$8.83	$1,000.00	$1,016.38	$8.89	1.75%
Investor A	$1,000.00	$1,001.00	$10.09	$1,000.00	$1,015.12	$10.16	2.00%
Investor C	$1,000.00	$996.80	$13.84	$1,000.00	$1,011.34	$13.94	2.75%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2017	5

Fund Summary as of January 31, 2017	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2017, the Fund outperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps and futures, to achieve exposure to a market or to manage market and/or equity risks. Through its use of derivatives, the Fund’s performance is attributable to stock selection and bet timing based on security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in global equity markets.

•

The Fund’s strategies that focus on fundamental business performance were the primary contributor to performance for the period, as a change in market sentiment in September favored positions that benefited from reduced anxiety about deflationary macroeconomic pressure. In particular, stock selection strategies that capture relative valuations drove strong returns, with rising bond yields refocusing attention on balance sheet quality. Short positions in the U.S. retail and consumer durables industries were notably strong contributors to performance, and a negative view toward U.S. real estate investment trusts and other overbought yield-focused investments contributed as well. These positive trends continued through the end of the period, and the Fund’s value-based stock selection strategies benefited as lagging stocks caught up to early leaders during the stock market’s rally. The Fund’s short positions in overextended leading stocks were also rewarded, as many stocks showed signs of fatigue as the rally proceeded.

•	The Fund’s strategies focusing on macroeconomic factors and thematic positioning detracted from performance. The market’s reaction to the surprise result of the U.S. presidential election was contrary to investor expectations, and a short position in U.S. shares based on analysis of investor flows and a less favorable interest rate environment relative to other regions was a key detractor from performance. In addition, a strategy based on sensitivity to Chinese economic conditions underperformed. By January, however, the Fund’s adherence to strategies based on market sentiment began to align with the broader market rally.

Describe recent portfolio activity.

•

Over the six-month period, the Fund maintained long positions in the United Kingdom and Japan, but it trimmed its overall short position to U.S. stocks. From a sector perspective, the Fund increased its long position in energy and reduced long exposure to consumer staples, while closing its short position in financials and increasing its short position in the materials sector.

•

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance as it was principally in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe portfolio positioning at period end.

•

The Fund’s positioning at period-end reflected its attempt to benefit from the reflationary theme that evolved during the period. At the industry level, the Fund maintained long positions in the information technology, energy and health care sectors, while remaining short in the materials and telecommunication services sectors. From a geographical perspective, the Fund had long positions in the United Kingdom, Canada and Ireland, and short positions in the Netherlands, the United States and Sweden.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JANUARY 31, 2017

BlackRock Global Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.94%	(4.48)%	N/A	2.85%	N/A
Investor A	2.86	(4.77)	(9.77)%	2.58	1.24%
Investor C	2.44	(5.49)	(6.43)	1.82	1.82
Class K	3.03	(4.38)	N/A	2.93	N/A
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.20	0.37	N/A	0.13	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on December 20, 2012.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,029.40	$8.95	$1,000.00	$1,016.38	$8.89	1.75%
Investor A	$1,000.00	$1,028.60	$10.23	$1,000.00	$1,015.12	$10.16	2.00%
Investor C	$1,000.00	$1,024.40	$14.03	$1,000.00	$1,011.34	$13.94	2.75%
Class K	$1,000.00	$1,030.30	$8.29	$1,000.00	$1,017.04	$8.24	1.62%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2017	7

About Fund Performance

•

Institutional and Class K Shares (Class K Shares available only in BlackRock Global Long/Short Equity Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to the Class K Shares inception date of March 28, 2016, Class K Shares performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Shares fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2016 and held through January 31, 2017 are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JANUARY 31, 2017

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Portfolio Information as of January 31, 2017

BlackRock Emerging Markets Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
China	12%	6%	18%
Taiwan	10	4	14
South Korea	8	5	13
Hong Kong	3	5	8
Brazil	3	3	6
Mexico	3	2	5
Thailand	3	2	5
United States	3	2	5
South Africa	3	1	4
Turkey	3	—	3
Russia	2	1	3
Malaysia	2	—	2
Japan	1	1	2
Indonesia	2	—	2
Other[2]	6	4	10

Total	64%	36%	100%

BlackRock Global Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
United States	25%	25%	50%
Japan	6	7	13
United Kingdom	4	2	6
Canada	3	2	5
Switzerland	2	2	4
France	2	2	4
Germany	2	2	4
Australia	1	1	2
Sweden	1	1	2
Other[2]	6	4	10

Total	52%	48%	100%

[1]	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

[2]	Includes holdings within countries representing 1% or less of long-term investments. Please refer to the Schedules of Investments for such countries.

BLACKROCK FUNDS	JANUARY 31, 2017	9

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (a)(b)	148,882,956	$148,882,956
Total Short-Term Securities (Cost — $148,882,956*) — 96.3%		148,882,956
Other Assets Less Liabilities — 3.7%		5,693,835

Net Assets — 100.0%		$154,576,791

Portfolio Abbreviations

ADR	American Depository Receipt
CHF	Swiss Franc
CVR	Contingent Value Right
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipt
HIBOR	Hong Kong Interbank Offered Rate

JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
USD	U.S. Dollar

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund Institutional Class	190,126,929	(190,126,929)	—	—	$60,882	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	148,882,956	148,882,956	$148,882,956	183,041	$803	—
Total				$148,882,956	$243,923	$803	—

[1] Includes net capital gain distributions.

(b)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps
Reference Entity	Fixed Amount[1]	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
MSCI Emerging Markets Index	$32,000,079	Goldman Sachs International	5/23/16	5/23/17	$93,747	$(5,442,046)	—	$(5,442,046)
MSCI Emerging Markets Index	$27,515,258	UBS AG	8/08/16	2/08/17	$69,446	(208,038)	—	(208,038)
Total						$(5,650,084)	—	$(5,650,084)

[1] Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short	Goldman Sachs & Co.	1/05/17 - 8/29/18	$30,545,796	$3,150,686	[2]	$33,211,526
	Goldman Sachs & Co.	3/01/17 - 8/29/18	(159,961)	192,857	[3]	(1,042)
	Morgan Stanley & Co, Inc.	10/11/17 - 8/28/19	26,583,454	7,105,859	[4]	33,308,307
	Morgan Stanley & Co, Inc.	3/30/17 - 3/01/18	(205,245)	233,622	[5]	14,692
	UBS AG	5/19/17	(296,372)	244,814	[6]	(47,728)
	UBS AG	5/19/17	27,390,105	5,801,743	[7]	32,909,435
Total				$16,729,581		$99,395,190

[1]    The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 19 — 1,807 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
EUR 1 Week; EUR Overnight.
GBP 1 Week; GBP Overnight
JPY Spot Next
MXN Spot Next
USD 1 Week; USD Spot Next
Overnight Bank Funding Rate
Bank of Canada Overnight Repo Rate
Hong Kong Dollar HIBOR Fixings 2 Week
[2] Amount includes $484,956 of net dividends and financing fees.
[3] Amount includes $33,938 of net dividends and financing fees.
[4] Amount includes $381,006 of net dividends and financing fees.
[5] Amount includes $13,685 of net dividends and financing fees.
[6] Amount includes $(3,830) of net dividends and financing fees.
[7] Amount includes $282,413 of net dividends and financing fees.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2017, expiration dates 1/05/17 — 8/29/18:
	Shares	Value
Reference Entity — Long
Brazil
Braskem SA — ADR	762	$15,766
Braskem SA, Preference A Shares	23,300	240,609
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	17,165	170,963
Engie Brasil Energia SA	9,100	103,386
Fleury SA	93,600	1,128,154
Hypermarcas SA	93,700	831,111
Itau Unibanco Holding SA, Preference Shares	6,610	78,118
Magazine Luiza SA	900	36,556
Marfrig Global Foods SA	21,800	44,692
Multiplus SA	39,100	441,490
Tim Participacoes SA — ADR	4,694	66,326

		3,157,171
Chile
Empresa Nacional de Electricidad SA — ADR	63,485	1,230,339
Enersis SA — ADR	81,392	734,970

		1,965,309
China
Bank of China Ltd., Class H	1,714,000	776,299
China Biologic Products, Inc.	6,784	772,969
China Cinda Asset Management Co. Ltd.	1,085,000	375,882
China Communications Services Corp. Ltd., Class H	826,000	561,491
China Construction Bank Corp., Class H	1,163,000	862,235
China Lesso Group Holdings, Ltd.	150,000	102,278
China Mobile Ltd.	39,500	444,479
China Pacific Insurance Group Co. Ltd., Class H	134,000	475,969
China Petroleum & Chemical Corp. — ADR	7,126	570,365
China Petroleum & Chemical Corp. Class H	464,000	366,526
China Railway Group Ltd., Class H	958,000	838,549
China Telecom Corp. Ltd., Class H	86,000	40,604
CNOOC Ltd.	79,000	98,652
Datang International Power Generation Co. Ltd., Class H	118,000	30,597
Dongfang Electric Corp. Ltd.	73,800	74,417
Great Wall Motor Co. Ltd., Class H	102,000	102,202
Guangzhou Automobile Group Co. Ltd., Class H	298,000	406,416
Guangzhou Pharmaceutical Co. Ltd.	78,000	190,738
Industrial and Commercial Bank of China Ltd., Class H	704,000	430,415
Jiangsu Expressway Co. Ltd. Class H	206,000	257,996
Longfor Properties Co. Ltd.	243,500	350,562
Maanshan Iron & Steel	52,000	19,056
Metallurgical Corp. of China, Ltd.	85,000	30,819
People’s Insurance Co. Group of China Ltd., Class H	1,586,000	617,784
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	39,100	99,578
Sinopec Shanghai Petrochemical Co. Ltd. — ADR	210	13,070
Sinopec Shanghai Petrochemical Co. Ltd., Class H	834,000	516,423
Sinopharm Group Co., Class H	59,600	272,367
Sinotrans Ltd., Class H	593,000	247,256
Sohu.com, Inc.	10,461	414,988
Tencent Holdings, Ltd.	89,000	2,326,937
Tianjin Capital Environmental Protection Group Co. Ltd.	352,000	189,207
Tianneng Power International Ltd.	210,000	184,923
Weichai Power Co. Ltd., Class H	432,000	765,507
ZTE Corp., Class H	492,800	766,197

		14,593,753

	Shares	Value
Reference Entity — Long (continued)
Egypt
Global Telecom Holding — GDR	109,690	$198,539
Hong Kong
China Mobile, Ltd.	32,133	1,831,581
China Overseas Land & Investment Ltd.	4,000	11,746
China Resources Cement Holdings Ltd.	226,000	104,685
China Resources Land Ltd.	60,000	148,413
ENN Energy Holdings Ltd.	10,000	49,300
Geely Automobile Holdings Ltd.	195,000	230,475
Haier Electronics Group Co. Ltd.	290,000	510,111
KWG Property Holding Ltd.	202,500	116,367
Nine Dragons Paper Holdings Ltd.	61,000	70,207
Shenzhen Investment Ltd.	66,000	26,837
Shimao Property Holdings Ltd.	44,000	58,946
Skyworth Digital Holdings Ltd.	1,068,000	704,456

		3,863,124
Indonesia
Bank Central Asia Tbk PT	26,600	30,488
Gudang Garam Tbk PT	58,100	268,651
Matahari Department Store Tbk PT	1,528,300	1,691,955
Telekomunikasi Indonesia Persero Tbk PT	994,800	288,378
Telekomunikasi Indonesia Persero Tbk PT — ADR	53,841	1,584,002
Unilever Indonesia Tbk PT	11,100	34,228

		3,897,702
Malaysia
Astro Malaysia Holdings Bhd	337,100	207,001
IOI Corp. Bhd	565,500	563,174
MISC Bhd	174,400	288,221

		1,058,396
Mexico
Alfa SAB de C.V., Series A	502,600	652,186
America Movil SAB de C.V., Series L	487,800	307,368
Gruma SAB de C.V. Class B	10,385	139,723
Grupo Aeroportuario del Centro Norte SAB de C.V. —ADR	2,053	70,233
Grupo Bimbo SAB de C.V., Series A	535,292	1,186,686
Industrias Penoles SAB de C.V.	56,880	1,345,088
Kimberly-Clark de Mexico SAB de C.V.	149,700	268,912
Wal-Mart de Mexico SAB de C.V.	201,100	355,844

		4,326,040
Netherlands
Yandex NV	55,740	1,289,823
Peru
Compania de Minas Buenaventura SA — ADR	668	9,212
Poland
KGHM Polska Miedz SA	1,168	36,226
Polskie Gornictwo Naftowe i Gazownictwo SA	298,081	409,342

		445,568
Russia
Aeroflot — Russian Airlines OJSC	53,900	155,743
AK Transneft OAO, Preference Shares	32	109,245
Alrosa AO	73,000	128,603
Lukoil PJSC — ADR	2,280	128,489
Mobile Telesystems OJSC — ADR	1,117	11,695
Sberbank of Russia — ADR	55,232	647,607
Severstal OAO	430	6,851
Severstal PAO — GDR	288	4,575
Sistema JSFC — GDR	6,521	62,406
Tatneft PAO — ADR	66	2,690
Uralkali PJSC — GDR	10,897	154,837

		1,412,741

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
South Africa
Clicks Group Ltd.	65,883	$596,492
Investec Ltd.	21,043	148,736
Kumba Iron Ore Ltd.	7,549	116,432
Life Healthcare Group Holdings Ltd.	17,018	42,434
Mondi Ltd.	20,450	449,323
Nedbank Group Ltd.	3,137	54,110
Netcare Ltd.	226,174	543,991
Pick n Pay Stores Ltd.	44,281	224,642
Sappi Ltd.	116,739	750,609
Spar Group Ltd.	4,569	64,593
Standard Bank Group Ltd.	4,497	48,090
Telkom SA SOC Ltd.	28,657	157,048
Tsogo Sun Holdings, Ltd.	24,795	48,657
Vodacom Group Ltd.	11,027	123,576

		3,368,733
South Korea
Byucksan Corp.	8,988	29,674
CJ Corp.	718	112,740
Daewoo International Corp.	6,929	152,040
Hanjin Kal Corp.	1	13
Hanwha Corp.	4,224	128,182
Hyundai Development Co-Engineering & Construction	5,143	193,516
Hyundai Engineering & Construction Co. Ltd.	19,204	687,426
Kia Motors Corp.	7,298	228,739
Korea Electric Power Corp.	1,809	66,251
Korea Investment Holdings Co. Ltd.	9,520	381,818
KT Corp.	43,291	1,095,600
KT Corp. — ADR	70,949	1,055,012
LG Electronics, Inc.	11,692	558,760
LG International Corp.	5,466	152,099
LG Uplus Corp.	4,409	43,307
Lotte Chemical Corp.	952	308,503
LS Corp.	5,163	279,091
NAVER Corp.	422	275,656
NongShim Co. Ltd.	188	51,445
Poongsan Corp.	4,316	161,721
POSCO	451	105,410
Samsung Electronics Co. Ltd.	433	736,436
Shinhan Financial Group Co. Ltd.	3,556	140,541
SK Hynix, Inc.	1,233	56,945
SK Innovation Co. Ltd.	1,617	219,055
SK Networks Co. Ltd.	7,118	40,543

		7,260,523
Taiwan
AU Optronics Corp.	124,000	51,345
Cathay Financial Holding Co. Ltd.	105,000	159,902
Chen Full International Co. Ltd.	49,000	78,226
Chimei Innolux Corp.	345,000	146,147
China Life Insurance Co. Ltd.	32,000	31,318
CTCI Corp.	63,000	98,080
Elite Advanced Laser Corp.	46,600	185,451
Everlight Electronics Co. Ltd.	267,000	417,695
Feng TAY Enterprise Co. Ltd.	216	944
First Financial Holding Co. Ltd.	1,551,825	865,990
Formosa Chemicals & Fibre Corp.	102,000	316,193
Formosa Petrochemical Corp.	37,000	126,391
Fubon Financial Holding Co. Ltd.	278,000	451,820
Hon Hai Precision Industry Co. Ltd.	845,875	2,268,449
Hon Hai Precision Industry Co. Ltd. — GDR	10,417	54,793
Inventec Co. Ltd.	534,000	401,620
Lite-On Technology Corp.	788,914	1,191,613
MediaTek, Inc.	194,000	1,328,142
Novatek Microelectronics Corp.	39,000	138,135

	Shares	Value
Reference Entity — Long (continued)
Taiwan (continued)
Pegatron Corp.	191,000	$459,945
Radiant Opto-Electronics Corp.	181,000	329,049
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	28,596	883,902
Taiwan Semiconductor Manufacturing Co. Ltd.	125,000	744,858
Uni-President Enterprises Corp.	253,000	434,008
WPG Holdings Ltd.	21,000	25,135

		11,189,151
Thailand
Charoen Pokphand Foods PCL	883,900	715,454
Glow Energy PCL, Foreign Registered Shares	4,500	9,969
PTT Exploration & Production PCL	193,800	539,404
PTT Global Chemical PCL	53,200	102,366
PTT PCL	18,800	215,711
Thai Oil PCL	236,100	481,118
Thanachart Capital PCL	156,000	210,452

		2,274,474
Turkey
Arcelik AS	70,900	430,042
Eregli Demir ve Celik Fabrikalari TAS	450,936	694,849
KOC Holding AS	182,604	735,584
Turkiye Is Bankasi (Isabank), C Shares	1,201,308	1,898,874

		3,759,349
United Kingdom
Anglo American PLC	13,764	237,316
United States
Genpact Ltd.	23,670	584,175
Total Reference Entity — Long		64,891,099

Reference Entity — Short
Brazil
AMBEV SA — ADR	(250,199)	(1,348,573)
BRF SA — ADR	(4,479)	(63,288)
Cosan SA Industria e Comercio	(10,300)	(131,630)
Embraer SA — ADR	(52,131)	(1,191,715)
Klabin SA	(17,600)	(90,706)
Petroleo Brasileiro SA — ADR	(22,221)	(211,322)
Rumo Logistica Operadora Multimodal SA	(97,300)	(231,586)
Suzano Papel e Celulose SA, Preference ‘A’ Shares	(1,200)	(5,103)
WEG SA	(2,500)	(12,622)

		(3,286,545)
China
58.com, Inc. — ADR	(1,092)	(31,865)
Agricultural Bank of China, Ltd.	(1,339,000)	(559,329)
AviChina Industry & Technology Co. Ltd.	(1,060,000)	(778,110)
CGN Power Co. Ltd.	(1,205,000)	(339,788)
China Conch Venture Holdings, Ltd.	(65,500)	(125,758)
China Longyuan Power Group Corp., Class H	(53,000)	(43,291)
China Medical System Holdings Ltd.	(22,000)	(35,850)
China National Building Material Co. Ltd. Class H	(232,000)	(135,680)
China Oilfield Services, Ltd.	(10,000)	(10,667)
China Shanshui Cement Group Ltd.	(2,165,000)	(139,517)
Ctrip.com International, Ltd. — ADR	(13,210)	(570,804)
Fosun International Ltd.	(193,500)	(293,682)
Hollysys Automation Technologies Ltd.	(7,305)	(123,455)
Huatai Securities Co. Ltd.	(46,600)	(89,871)
New China Life Insurance Co. Ltd.	(79,300)	(382,618)
New Oriental Education & Technology Group, Inc. — ADR	(21,975)	(1,044,911)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
China (continued)
Semiconductor Manufacturing International Corp.	(100)	$(137)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(5,000)	(16,588)
SOHO China Ltd.	(738,000)	(373,358)
Sunac China Holdings Ltd.	(740,000)	(657,371)
TAL Education Group — ADR	(9,807)	(794,269)
Zhuzhou CSR Times Electric Co. Ltd.	(4,000)	(22,790)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	(791,200)	(400,241)

		(6,969,950)
Colombia
Bancolombia SA — ADR	(21,505)	(814,179)
Hong Kong
Beijing Enterprises Water Group Ltd.	(484,000)	(335,693)
China Everbright International Ltd.	(65,000)	(78,832)
China Gas Holdings Ltd.	(136,000)	(196,881)
China Mengniu Dairy Co. Ltd.	(35,000)	(65,333)
China Merchants Holdings International Co. Ltd.	(71,932)	(192,298)
China Resources Gas Group Ltd.	(16,000)	(50,566)
China Unicom Hong Kong, Ltd. — ADR	(12,379)	(148,177)
CITIC, Ltd.	(4,000)	(5,930)
COSCO Pacific Ltd.	(42,000)	(41,737)
Guangdong Investment Ltd.	(42,000)	(52,118)
Hopewell Highway Infrastructure Ltd.	(786,000)	(414,038)
Shenzhen International Holdings Ltd.	(20,000)	(28,779)
Tongda Group Holdings Ltd.	(4,920,000)	(1,374,818)

		(2,985,200)
India
Reliance Industries, Ltd. — GDR	(3,989)	(123,659)
Mexico
Grupo Aeroportuario del Sureste SAB de C.V. — ADR	(976)	(141,393)
Grupo Carso SAB de C.V.	(172,237)	(692,136)
Grupo Financiero Inbursa SAB de C.V.	(279,783)	(414,707)
Grupo Mexico SAB de C.V.	(127,500)	(382,375)
Grupo Televisa SAB	(5,200)	(23,193)
Grupo Televisa SAB — ADR	(71,625)	(1,604,400)
Infraestructura Energetica Nova SAB de C.V.	(302,352)	(1,334,620)
Mexichem SAB de C.V.	(923,637)	(2,188,896)

		(6,781,720)
Peru
Hochschild Mining PLC	(68,613)	(213,838)
Poland
Orange Polska SA	(38,485)	(51,924)
Romania
New Europe Property Investments PLC	(10,336)	(120,427)
Singapore
IGG, Inc.	(568,000)	(423,252)
South Africa
Discovery Holdings Ltd.	(24,525)	(209,308)
Impala Platinum Holdings Ltd.	(27,928)	(111,299)
Sasol, Ltd. — ADR	(59,180)	(1,767,115)

		(2,087,722)
South Korea
Dongsuh Cos., Inc.	(1,925)	(42,406)
KB Financial Group, Inc. — ADR	(10,706)	(434,664)
Korea Aerospace Industries Ltd.	(859)	(45,856)
Samsung Biologics Co. Ltd.	(6,452)	(893,875)
Samsung Techwin Co. Ltd.	(2,389)	(85,826)
Soulbrain Co. Ltd.	(423)	(19,598)

		(1,522,225)

	Shares	Value
Reference Entity — Short (continued)
Taiwan
Cheng Shin Rubber Industry Co. Ltd.	(216,000)	$(430,013)
China Development Financial Holding Corp.	(188,000)	(48,053)
Delta Electronics Inc.	(165,000)	(921,590)
E.Sun Financial Holding Co. Ltd.	(73,000)	(43,121)
Mega Financial Holding Co. Ltd.	(378,000)	(281,794)
Shin Kong Financial Holding Co. Ltd.	(42,000)	(10,788)
Siliconware Precision Industries Co.	(57,000)	(86,822)
SinoPac Financial Holdings Co. Ltd.	(1,425,000)	(420,419)
Taiwan Cooperative Financial Holding Co. Ltd.	(1,555,000)	(710,586)
United Microelectronics Corp.	(1,036,000)	(376,202)
United Microelectronics Corp. — ADR	(54,933)	(99,429)

		(3,428,817)
Thailand
IRPC PCL	(565,100)	(83,457)
Minor International PCL	(89,200)	(88,034)
Siam Commercial Bank PCL	(503,000)	(2,157,143)
TPI Polene PCL	(1,275,424)	(85,683)

		(2,414,317)
Turkey
Tofas Turk Otomobil Fabrikasi	(66,005)	(455,798)
Total Reference Entity — Short		(31,679,573)
Net Value of Reference Entity — Goldman Sachs & Co.		$33,211,526

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2017, expiration dates 3/01/17 — 8/29/18:
Reference Entity — Long
Australia
Amcor Ltd.	491	5,329
Boral Ltd.	1,836	8,114
Mineral Resources Ltd.	693	6,471

		19,914
Austria
Andritz AG	164	8,864
OMV AG	143	5,005
Wienerberger AG	1,452	28,028

		41,897
Canada
Bank of Nova Scotia	52	3,107
Celestica, Inc.	2,181	30,287
Finning International, Inc.	768	15,546
Gibson Energy, Inc.	310	4,515
Husky Energy, Inc.	589	7,600
Kinross Gold Corp.	1,321	5,147
Pan American Silver Corp.	1,231	23,991
Yamana Gold, Inc.	2,261	7,471

		97,664
Denmark
GN Store Nord A/S	721	16,104
Finland
Nokian Renkaat OYJ	611	22,921
UPM-Kymmene OYJ	1,745	39,576

		62,497
France
Arkema SA	592	58,467
Cie Generale des Etablissements Michelin	344	36,957

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
France (continued)
Danone SA	481	$30,153
Faurecia	1,766	76,732
LVMH Moet Hennessy Louis Vuitton SE	577	116,279
Peugeot SA	193	3,592
Plastic Omnium SA	393	13,333
Renault SA	422	37,998
Safran SA	46	3,118
SEB SA	44	5,533
Sodexo SA	852	94,216
Thales SA	416	39,027
Valeo SA	1,542	94,247

		609,652
Germany
Deutsche Lufthansa AG, Registered Shares	3,546	47,370
Duerr AG	1,446	125,443
Evonik Industries AG	142	4,610
Hannover Rueck SE	704	77,545
Hochtief AG	287	40,912
Lanxess AG	1,036	75,391
Talanx AG	72	2,478
Wacker Chemie AG	252	30,456

		404,205
Hong Kong
CLP Holdings Ltd.	1,000	9,761
New World Development Co. Ltd.	63,000	72,689
Sun Hung Kai Properties Ltd.	1,000	13,761
Texwinca Holdings Ltd.	50,000	32,037

		128,248
Ireland
CRH PLC	284	9,851
Japan
Amada Holdings Co. Ltd.	1,400	16,455
Astellas Pharma, Inc.	900	12,080
Bridgestone Corp.	2,400	88,022
Citizen Holdings Co. Ltd.	5,700	35,396
Daicel Corp.	1,800	19,904
Daido Steel Co. Ltd.	2,000	9,082
Dowa Holdings Co. Ltd.	1,000	8,487
FANUC Corp.	200	39,265
Hitachi Ltd.	6,000	34,353
Ibiden Co. Ltd.	200	2,844
IHI Corp.	6,000	16,157
Inpex Corp.	200	1,963
Japan Steel Works Ltd.	1,000	18,777
JTEKT Corp.	100	1,642
Kao Corp.	1,400	69,278
Mazda Motor Corp.	100	1,472
MISUMI Group, Inc.	500	9,342
Mitsubishi Chemical Holdings Corp.	15,100	105,322
Mitsui Chemicals, Inc.	3,000	14,108
NSK Ltd.	1,400	16,995
Panasonic Corp.	100	1,040
Pigeon Corp.	400	10,867
SMC Corp.	200	54,596
Sumitomo Chemical Co. Ltd.	9,000	47,952
Taiyo Yuden Co Ltd.	2,600	31,710
Teijin Ltd.	2,000	42,214
TonenGeneral Sekiyu KK	7,000	82,321

		791,644
Netherlands
Akzo Nobel NV	254	17,238
ASM International NV	979	48,268

	Shares	Value
Reference Entity — Long (continued)
Netherlands (continued)
BE Semiconductor Industries NV	423	$15,274
Koninklijke DSM NV	584	37,230

		118,010
Norway
Subsea 7 SA	68	925
Portugal
Jeronimo Martins SGPS SA	377	6,381
Singapore
Hutchison Port Holdings Trust	70,300	29,901
Venture Corp. Ltd.	19,200	138,894

		168,795
Spain
ACS Actividades de Construccion y Servicios SA	7,072	110,569
Sweden
Atlas Copco AB, A Shares	1,276	40,923
Electrolux AB, Class B	2,541	67,568
Saab AB	2,013	82,207

		190,698
Switzerland
Coca-Cola HBC AG	1,261	28,824
Georg Fischer AG, Registered Shares	80	65,931
Glencore PLC	5,778	23,931
IWG PLC	49,377	155,554
Logitech International SA, Registered Shares	186	5,327
Schindler Holding AG, Participation Certificates	203	38,695
Straumann Holding AG, Registered Shares	56	22,600
TE Connectivity Ltd.	812	60,372

		401,234
United Kingdom
Anglo American PLC	752	12,963
British American Tobacco PLC	2,284	140,987
Croda International PLC	372	15,708
Dialog Semiconductor PLC	511	23,778
Inchcape PLC	14,775	133,725
Intertek Group PLC	1,140	48,800
Rolls-Royce Holdings PLC	8,905	75,003
Spirax-Sarco Engineering PLC	897	48,721
TechnipFMC PLC	314	10,291
UBM PLC	312	2,772

		512,748
United States
Amdocs Ltd.	186	10,920
American Express Co.	33	2,521
Amphenol Corp., Class A	471	31,788
Analog Devices, Inc.	508	38,070
Applied Materials, Inc.	1,030	35,277
Archer-Daniels-Midland Co.	434	19,209
Baxter International, Inc.	192	9,199
Bristol-Myers Squibb Co.	418	20,549
C.R. Bard, Inc.	441	104,663
Cabot Corp.	1,928	106,753
Celanese Corp., Series A	248	20,931
Citrix Systems, Inc.	1,193	108,790
Diamond Offshore Drilling, Inc.	1,742	28,534
Dril-Quip, Inc.	10	622
Eastman Chemical Co.	1,337	103,617
Energen Corp.	181	9,754
Estee Lauder Cos., Inc., Class A	120	9,745
Expeditors International of Washington, Inc.	1,952	101,660
Fluor Corp.	755	41,902
Hasbro, Inc.	212	17,492

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Hawaiian Holdings, Inc.	147	$7,490
HP, Inc.	8,599	129,415
Ingredion, Inc.	689	88,323
Newmont Mining Corp.	758	27,500
Occidental Petroleum Corp.	1,926	130,525
Praxair, Inc.	269	31,860
Teradata Corp.	815	23,928
Texas Instruments, Inc.	638	48,195
VeriSign, Inc.	1,417	113,658
VMware, Inc., Class A	80	7,003
Xerox Corp.	2,163	14,990
Xilinx, Inc.	1,001	58,258

		1,503,141
Total Reference Entity — Long		5,194,177

Reference Entity — Short
Australia
ALS Ltd.	(4,431)	(19,918)
Brambles Ltd.	(540)	(4,268)
Iluka Resources Ltd.	(1,735)	(9,957)
Incitec Pivot Ltd.	(27,071)	(79,118)

		(113,261)
Austria
Ams AG	(152)	(5,236)
Belgium
Anheuser-Busch InBev NV	(2,907)	(303,543)
Groupe Bruxelles Lambert SA	(250)	(21,306)

		(324,849)
Canada
Centerra Gold, Inc.	(2,389)	(11,805)
Parex Resources, Inc.	(2,597)	(30,216)

		(42,021)
Denmark
NKT Holding A/S	(57)	(4,407)
Finland
Metsa Board OYJ	(17,523)	(119,696)
Nokia OYJ	(32,514)	(145,993)

		(265,689)
France
Accor SA	(406)	(16,454)
Air Liquide SA	(752)	(81,189)
Bollore SA	(25,331)	(101,311)
Bollore SA — New	(39)	(160)
Eutelsat Communications SA	(1,180)	(20,127)
Ingenico Group SA	(961)	(81,037)
JCDecaux SA	(254)	(8,131)
Pernod Ricard SA	(601)	(70,301)
Suez Environnement Co.	(2,610)	(39,535)

		(418,245)
Germany
Axel Springer SE	(545)	(28,727)
Bayerische Motoren Werke AG	(1,306)	(111,045)
GEA Group AG	(240)	(9,945)
HeidelbergCement AG	(300)	(28,981)
Hella KGaA Hueck & Co.	(985)	(40,260)
Krones AG	(26)	(2,658)
Volkswagen AG	(205)	(32,788)

		(254,404)

	Shares	Value
Reference Entity — Short (continued)
Hong Kong
Cathay Pacific Airways Ltd.	(29,000)	$(39,277)
Esprit Holdings Ltd.	(5)	(4)
Hong Kong & China Gas Co. Ltd.	(1,200)	(2,260)
Jardine Matheson Holdings Ltd.	(600)	(37,005)
Jardine Strategic Holdings Ltd.	(1,000)	(38,111)
Shangri-La Asia Ltd.	(10,000)	(11,123)

		(127,780)
Ireland
Adient PLC	(22)	(1,397)
Kerry Group PLC	(61)	(4,287)

		(5,684)
Israel
Frutarom Industries Ltd.	(630)	(33,286)
Italy
Finmeccanica SpA	(9,942)	(128,087)
Parmalat SpA	(419)	(1,352)

		(129,439)
Japan
Ajinomoto Co. Inc.	(400)	(7,895)
Alps Electric Co. Ltd.	(600)	(15,981)
Asahi Intecc Co. Ltd.	(100)	(4,070)
Asics Corp.	(900)	(17,532)
Brother Industries, Ltd.	(1,100)	(20,304)
Calsonic Kansei Corp.	(2,000)	(31,795)
Daifuku Co. Ltd.	(300)	(6,632)
Daikin Industries Ltd.	(800)	(79,410)
Hitachi Kokusai Electric, Inc.	(600)	(13,475)
Isuzu Motors Ltd.	(300)	(4,025)
JGC Corp.	(3,200)	(55,550)
Kansai Paint Co. Ltd.	(3,500)	(67,991)
Kirin Holdings Co. Ltd.	(800)	(13,109)
Koito Manufacturing Co. Ltd.	(900)	(47,741)
Konica Minolta, Inc.	(1,100)	(11,395)
Kyocera Corp.	(2,000)	(104,122)
Mitsubishi Motors Corp.	(200)	(1,083)
Nihon Kohden Corp.	(200)	(4,589)
Nippon Electric Glass Co. Ltd.	(1,000)	(5,756)
Nippon Kayaku Co. Ltd.	(5,000)	(65,348)
Nippon Paint Co. Ltd.	(1,000)	(29,170)
Nippon Steel & Sumitomo Metal Corp.	(400)	(9,663)
Pilot Corp.	(200)	(8,115)
Rinnai Corp.	(100)	(8,498)
Shiseido Co. Ltd.	(1,000)	(27,949)
Stanley Electric Co. Ltd.	(500)	(14,086)
Sumitomo Electric Industries Ltd.	(100)	(1,455)
Tadano Ltd.	(300)	(3,679)
TDK Corp.	(300)	(21,563)
Terumo Corp.	(1,900)	(70,288)
Tokuyama Corp.	(2,000)	(8,951)
Trend Micro, Inc.	(1,200)	(46,568)
Yokohama Rubber Co. Ltd.	(700)	(12,311)

		(840,099)
Netherlands
Koninklijke Boskalis Westminster NV	(1,457)	(53,906)
Royal Dutch Shell PLC, B Shares	(2,622)	(74,057)
SBM Offshore NV	(2,984)	(48,542)
TomTom NV	(8,420)	(77,186)

		(253,691)
Norway
Yara International ASA	(3,811)	(160,693)

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Singapore
UOL Group Ltd.	(100)	$(453)
Wing Tai Holdings Ltd.	(3,300)	(4,069)

		(4,522)
Spain
Ferrovial SA	(2,194)	(39,826)
Tecnicas Reunidas SA	(390)	(15,486)

		(55,312)
Sweden
Alfa Laval AB	(2,858)	(53,434)
Autoliv, Inc.	(15)	(1,735)
Fingerprint Cards AB	(5,869)	(35,721)

		(90,890)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(10)	(55,504)
Cie Financiere Richemont SA	(873)	(67,989)
OC Oerlikon Corp. AG	(968)	(10,981)
Swatch Group AG	(388)	(137,509)
U-Blox Holding AG	(43)	(7,763)

		(279,746)
United Kingdom
Capita PLC	(3,272)	(20,644)
John Wood Group PLC	(5,951)	(62,955)
Kazakhmys PLC	(12,563)	(74,544)
Marks & Spencer Group PLC	(3,360)	(14,242)
Micro Focus International PLC	(4,736)	(128,107)
Next PLC	(1,592)	(76,815)
Rio Tinto PLC	(576)	(25,518)
Rotork PLC	(4,656)	(15,000)
Unilever PLC	(550)	(22,278)
WS Atkins PLC	(621)	(11,452)

		(451,555)
United States
ANSYS, Inc.	(871)	(81,229)
Avnet, Inc.	(1,500)	(69,660)
Ball Corp.	(106)	(8,084)
Bio-Rad Laboratories, Inc.	(380)	(72,230)
Cavium, Inc.	(45)	(2,979)
CF Industries Holdings, Inc.	(2,886)	(101,847)
Chemours Co.	(1,881)	(49,696)
Coty, Inc., Class A	(254)	(4,877)
Cypress Semiconductor Corp.	(8,192)	(96,666)
Dentsply Sirona, Inc.	(200)	(11,340)
Diebold, Inc.	(636)	(17,299)
EI du Pont de Nemours & Co.	(376)	(28,388)
Flowserve Corp.	(975)	(47,931)
Freeport-McMoRan, Inc.	(285)	(4,745)
Halliburton Co.	(337)	(19,064)
Hecla Mining Co.	(2,238)	(14,413)
Hess Corp.	(19)	(1,029)
Illumina, Inc.	(186)	(29,779)
Integrated Device Technology, Inc.	(2,508)	(63,177)
John Bean Technologies Corp.	(999)	(86,264)
Keysight Technologies, Inc.	(204)	(7,562)
Lumentum Holdings, Inc.	(82)	(3,112)
M/A-COM Technology Solutions Holdings, Inc.	(159)	(7,560)
Newell Rubbermaid, Inc.	(1,260)	(59,636)
PerkinElmer, Inc.	(1,244)	(66,168)
Platform Specialty Products Corp.	(500)	(6,070)
Procter & Gamble Co.	(1,334)	(116,858)
Symantec Corp.	(2,012)	(55,431)
Terex Corp.	(557)	(17,713)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Total System Services, Inc.	(545)	$(27,621)
Verint Systems, Inc.	(45)	(1,681)
VWR Corp.	(689)	(17,852)
WABCO Holdings, Inc.	(280)	(30,528)
Western Digital Corp.	(487)	(38,828)
Zimmer Biomet Holdings, Inc.	(567)	(67,093)

		(1,334,410)
Total Reference Entity — Short		(5,195,219)
Net Value of Reference Entity — Goldman Sachs & Co.		(1,042)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of January 31, 2017, expiration dates 10/11/17 — 8/28/19:
Reference Entity — Long
Brazil
Banco Bradesco SA — ADR	1,951	20,154
Braskem SA — ADR	17,698	366,172
Braskem SA, Preference A Shares	1,300	13,424
Cia Energetica de Minas Gerais, Preference Shares	100	290
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	42,500	234,680
Companhia de Saneamento Basico do Estado de Sao Paulo	44,100	438,747
CPFL Energia SA	1,700	13,665
Fleury SA	1,200	14,463
Itau Unibanco Holding SA, Preference Shares	45,200	534,178
Itau Unibanco Holding SA, Preference Shares — ADR	49,132	580,249
JBS SA	61,000	230,364
Localiza Rent a Car SA	5,800	67,827
M Dias Branco SA	2,500	98,315
Marfrig Global Foods SA	134,100	274,915
Smiles SA	30,300	500,016
Tim Participacoes SA	5,600	15,906
Tim Participacoes SA — ADR	9,145	129,219

		3,532,584
Chile
Empresa Nacional de Electricidad SA	1,080,612	694,211
Empresa Nacional de Electricidad SA — ADR	18,368	355,972

		1,050,183
China
Air China Ltd., Class H	100,000	71,553
Alibaba Group Holding Ltd. — ADR	5,682	575,643
Anhui Conch Cement Co. Ltd., Class H	33,000	106,193
Anhui Expressway Co. Ltd., Class H	120,000	89,091
Bank of China Ltd., Class H	120,000	54,350
China Biologic Products, Inc.	3,688	420,211
China Communications Construction Co. Ltd., Class H	418,000	503,100
China Communications Services Corp. Ltd., Class H	2,012,000	1,367,700
China Lesso Group Holdings Ltd.	277,000	188,874
China Pacific Insurance Group Co. Ltd., Class H	93,000	330,337
China Petroleum & Chemical Corp. — ADR	11,559	925,182
China Petroleum & Chemical Corp., Class H	912,000	720,413
China Railway Construction Corp. Ltd., Class H	328,000	455,101
China Railway Group Ltd., Class H	822,000	719,506
China Vanke Co. Ltd., Class H	23,600	59,867
CNOOC Ltd.	35,000	43,706
Datang International Power Generation Co. Ltd., Class H	1,020,000	264,482
Great Wall Motor Co. Ltd., Class H	117,000	117,232
Guangzhou Automobile Group Co. Ltd., Class H	124,000	169,113

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	78,000	$190,738
Industrial & Commercial Bank of China Ltd., Class H	1,008,000	616,276
Jiangxi Copper Co. Ltd., Class H	131,000	226,228
Lenovo Group Ltd.	1,004,000	657,638
Longfor Properties Co. Ltd.	227,000	326,807
Lonking Holdings Ltd.	549,000	143,836
Maanshan Iron & Steel	288,000	105,541
Metallurgical Corp. of China Ltd.	54,000	19,579
NetEase, Inc. — ADR	11,019	2,797,724
People’s Insurance Co. Group of China Ltd., Class H	744,000	289,805
Ping An Insurance Group Co. of China Ltd., Class H	238,000	1,220,886
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	75,700	192,790
Sino-Ocean Land Holdings Ltd.	353,000	152,027
Sinopec Shanghai Petrochemical Co. Ltd. — ADR	571	35,539
Sinopec Shanghai Petrochemical Co. Ltd., Class H	992,000	614,259
Sinopharm Group Co. Ltd., Class H	173,600	793,337
Sinotrans Ltd., Class H	341,000	142,183
Sohu.com, Inc.	25,545	1,013,370
Tencent Holdings Ltd.	18,600	486,304
Tianjin Capital Environmental Protection Group Co. Ltd.	92,000	49,452
Tianneng Power International, Ltd.	550,000	484,321
Weichai Power Co. Ltd., Class H	661,000	1,171,297
Zhejiang Expressway Co. Ltd., Class H	292,000	293,296
ZTE Corp., Class H	117,400	182,532

		19,387,419
Czech Republic
Czech Republic AS	20,796	215,180
Egypt
Global Telecom Holding — GDR	79,398	143,710
Hong Kong
Belle International Holdings Ltd.	335,000	204,198
China Mobile Ltd. — ADR	14,896	849,072
China Overseas Land & Investment Ltd.	98,000	287,772
China Power International Development Ltd.	326,000	117,483
China Resources Cement Holdings Ltd.	856,000	396,507
China Resources Land Ltd.	314,000	776,696
Geely Automobile Holdings Ltd.	155,000	183,198
Haier Electronics Group Co. Ltd.	385,000	677,217
KWG Property Holding Ltd.	858,000	493,052
Nine Dragons Paper Holdings Ltd.	501,000	576,618
Shenzhen Investment Ltd.	328,000	133,369

		4,695,182
Hungary
MOL Hungarian Oil & Gas PLC	11,522	811,965
Richter Gedeon Nyrt	57,659	1,241,820

		2,053,785
Indonesia
Adaro Energy Tbk PT	579,700	73,679
Astra International Tbk PT	90,400	53,892
Jasa Marga Persero Tbk PT	152,800	48,330
Matahari Department Store Tbk PT	118,400	131,079
Telekomunikasi Indonesia Persero Tbk PT	740,500	214,660
United Tractors Tbk PT	154,500	252,852

		774,492
Malaysia
Astro Malaysia Holdings Bhd	242,400	148,849
IOI Corp. Bhd	506,500	504,416
MISC Bhd	215,900	356,806
Sime Darby Bhd	909,800	1,829,254
Tenaga Nasional Bhd	75,800	229,113

		3,068,438

	Shares	Value
Reference Entity — Long (continued)
Mexico
Alfa SAB de C.V., Series A	140,573	$182,411
America Movil SAB de C.V., Series L	123,800	78,008
America Movil SAB de C.V., Series L — ADR	9,560	120,552
Cemex SAB de C.V.	379,274	350,292
Coca-Cola Femsa SAB de C.V., Series L	3,500	21,716
El Puerto de Liverpool SAB de C.V., Series C1	26,540	167,460
Gruma SAB de C.V.	87,338	1,175,075
Grupo Aeroportuario del Centro Norte SAB de C.V. — ADR	2,290	78,341
Grupo Bimbo SAB de C.V., Series A	392,583	870,315
Industrias Penoles SAB de C.V.	6,320	149,454
Kimberly-Clark de Mexico SAB de C.V., Class A	393,835	707,462
Wal-Mart de Mexico SAB de C.V.	719,300	1,272,792

		5,173,878
Netherlands
Yandex NV, Class A	50,767	1,174,748
Philippines
Robinsons Land Corp.	105,500	53,261
Poland
Polskie Gornictwo Naftowe i Gazownictwo SA	119,894	164,645
Qatar
Ooredoo QSC	2,607	75,178
Russia
Aeroflot — Russian Airlines OJSC	40,050	115,724
Alrosa PJSC	163,100	287,330
Lukoil PJSC	1,915	107,821
Lukoil PJSC — ADR	398	22,429
Magnitogorsk Iron & Steel Works OJSC	503,000	328,385
Mail.ru Group Ltd. — GDR	17,602	319,476
Mobile TeleSystems OJSC	3,990	18,401
Mobile TeleSystems PJSC — ADR	2,250	23,558
Severstal PAO — GDR	4,596	73,006
Severstal PJSC	910	14,499
Sistema PJSC FC — GDR	28,976	277,300
Tatneft PAO — ADR	3,537	144,193
Tatneft PJSC	16,870	114,575
Uralkali PJSC — GDR	1,989	28,262

		1,874,959
South Africa
Barloworld Ltd.	58,295	479,305
Gold Fields Ltd.	5,166	17,864
Gold Fields Ltd. — ADR	40,031	140,509
Growthpoint Properties Ltd.	10,331	20,212
Hyprop Investments, Ltd.	22,055	196,192
Imperial Holdings Ltd.	3,902	48,446
Investec Ltd.	6,921	48,919
Mondi Ltd.	43,906	964,694
Pick n Pay Stores Ltd.	38,467	195,147
Redefine Properties Ltd.	61,877	51,260
Sanlam Ltd.	53,663	259,238
Sappi Ltd.	148,093	952,210
Spar Group Ltd.	4,888	69,103
Standard Bank Group Ltd.	16,144	172,639
Tsogo Sun Holdings Ltd.	45,835	89,945
Vodacom Group Ltd.	25,446	285,164

		3,990,847
South Korea
Able C&C Co. Ltd.	2,728	43,791
Byucksan Corp.	16,246	53,636
E-Mart, Inc.	1,915	335,243
Hyundai Development Co-Engineering & Construction	10,760	404,867

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
Hyundai Glovis Co. Ltd.	1,673	$224,027
Hyundai Mobis Co. Ltd.	3,072	639,087
Industrial Bank of Korea	11,807	128,972
Kia Motors Corp.	40,893	1,281,696
KT Corp.	46,860	1,185,924
KT Corp. — ADR	14,642	217,727
LG Electronics, Inc.	10,032	479,429
LG International Corp.	24,848	691,432
LG Uplus Corp.	1,064	10,451
Lotte Chemical Corp.	180	58,331
NAVER Corp.	1,641	1,071,923
Poongsan Corp.	3,529	132,232
POSCO	3,251	759,840
POSCO — ADR	7,893	456,847
Posco Daewoo Corp.	24,706	542,113
S&T Motiv Co. Ltd.	4,669	182,926
Samsung Securities Co. Ltd.	6,284	175,457
Samsung Securities Co. Ltd., Rights (Expires 03/08/17)	846	4,441
Shinhan Financial Group Co. Ltd.	17,882	706,737
Shinhan Financial Group Co. Ltd. — ADR	4,839	191,334
SK Hynix, Inc.	4,850	223,992
SK Innovation Co. Ltd.	86	11,650
SK Networks Co. Ltd.	7,417	42,246

		10,256,351
Taiwan
AU Optronics Corp. — ADR	27,375	114,701
Cathay Financial Holding Co. Ltd.	704,000	1,072,107
China Life Insurance Co. Ltd.	858,000	839,705
China Steel Corp.	1,201,000	972,407
CTBC Financial Holding Co. Ltd.	4,876,680	2,777,823
Elite Advanced Laser Corp.	160	637
Everlight Electronics Co. Ltd.	105,000	164,262
First Financial Holding Co. Ltd.	677,000	377,797
Formosa Chemicals & Fibre Corp.	725,000	2,247,453
Formosa Petrochemical Corp.	260,000	888,153
Formosa Plastics Corp.	116,000	335,174
Fubon Financial Holding Co. Ltd.	955,000	1,552,114
Hon Hai Precision Industry Co. Ltd.	152,000	407,630
Hon Hai Precision Industry Co. Ltd. — GDR	11,715	61,621
Innolux Corp.	2,073,000	878,155
Inventec Co. Ltd.	18,000	13,538
Lite-On Technology Corp.	161,803	244,395
Novatek Microelectronics Corp.	112,000	396,694
Pegatron Corp.	351,000	845,240
President Chain Store Corp.	34,000	254,322
Quanta Computer, Inc.	100,000	203,884
Sercomm Corp.	133,000	340,020
Taiwan Semiconductor Manufacturing Co. Ltd.	398,000	2,371,627
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	45,263	1,399,079
WPG Holdings Ltd.	567,000	678,642

		19,437,180
Thailand
Glow Energy PCL, Foreign Registered Shares	18,500	40,983
Indorama Ventures PCL	21,200	21,074
PTT Exploration & Production PCL, Foreign Registered Shares	245,200	682,465
PTT Global Chemical PCL, Foreign Registered Shares	208,700	401,574
PTT PCL	135,700	1,557,024
Siam Cement PCL, Foreign Registered Shares	7,450	107,108
Thai Oil PCL — NVDR	616,400	1,256,083

		4,066,311

	Shares	Value
Reference Entity — Long (continued)
Turkey
Arcelik AS	18,143	$110,046
Eregli Demir ve Celik Fabrikalari TAS	946,475	1,458,428
KOC Holding AS	401,272	1,616,445
TAV Havalimanlari Holding AS	111,645	459,496
Turkiye Is Bankasi, Class C	116,975	184,899
Turkiye Sise ve Cam Fabrikalari AS	27,024	28,965

		3,858,279
United Arab Emirates
Aldar Properties PJSC	257,380	179,250
United Kingdom
Anglo American PLC	7,980	137,590
United States
Genpact Ltd.	25,619	632,277
Yum China Holdings, Inc.	35,945	987,768

		1,620,045
Total Reference Entity — Long		86,983,495

Reference Entity — Short
Brazil
BRF SA — ADR	(65,375)	(923,749)
Cia Paranaense de Energia — ADR	(14,180)	(144,778)
Cielo SA	(224,309)	(1,885,673)
Embraer SA — ADR	(25,483)	(582,541)
Fibria Celulose SA — ADR	(2,171)	(20,017)
Gerdau SA — ADR	(9,106)	(34,876)
Itausa — Investimentos Itau SA	(4,500)	(13,252)
Klabin SA	(25,300)	(130,390)
Petroleo Brasileiro SA — ADR	(84,799)	(806,438)
Rumo Logistica Operadora Multimodal SA	(5,300)	(12,615)
Suzano Papel e Celulose SA, Preference ‘A’ Shares	(100,200)	(426,099)
WEG SA	(4,300)	(21,711)

		(5,002,139)
Chile
Cia Cervecerias Unidas SA — ADR	(3,607)	(81,482)
Sociedad Quimica y Minera de Chile SA — ADR	(17,264)	(557,973)

		(639,455)
China
58.com, Inc. — ADR	(1,008)	(29,414)
AAC Technologies Holdings, Inc.	(51,000)	(523,754)
Agricultural Bank of China Ltd.	(266,000)	(111,114)
AviChina Industry & Technology Co. Ltd., Class H	(268,000)	(196,730)
CGN Power Co. Ltd.	(3,293,000)	(928,566)
China Conch Venture Holdings Ltd.	(255,500)	(490,551)
China Longyuan Power Group Corp., Class H	(430,000)	(351,232)
China Medical System Holdings Ltd.	(223,000)	(363,386)
China Molybdenum Co. Ltd., Class H	(1,545,000)	(449,058)
China National Building Material Co. Ltd., Class H	(330,000)	(192,993)
China Oilfield Services Ltd.	(244,000)	(260,282)
China Shanshui Cement Group Ltd.	(1,350,000)	(86,997)
Country Garden Holdings Co. Ltd.	(1,000,000)	(573,413)
Fang Holdings Ltd. — ADR	(150,885)	(574,872)
Fosun International Ltd.	(845,000)	(1,282,485)
Huaneng Renewables Corp. Ltd.	(184,000)	(57,102)
Li Ning Co. Ltd.	(107,000)	(67,901)
New China Life Insurance Co. Ltd.	(5,300)	(25,572)
Semiconductor Manufacturing International Corp.	(100)	(137)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(108,000)	(70,650)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(16,500)	(54,740)
Sichuan Expressway Co. Ltd.	(594,000)	(226,258)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
China (continued)
SOHO China Ltd.	(1,318,500)	$(667,036)
Sunac China Holdings Ltd.	(79,000)	(70,179)
TravelSky Technology Ltd.	(40,000)	(89,848)
Zhuzhou CSR Times Electric Co. Ltd.	(165,000)	(940,093)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	(31,600)	(15,985)

		(8,700,348)
Czech Republic
CEZ	(33,914)	(580,884)
Moneta Money Bank	(47,659)	(157,572)

		(738,456)
Hong Kong
Alibaba Pictures Group Ltd.	(3,630,000)	(609,852)
Beijing Enterprises Water Group Ltd.	(2,758,000)	(1,912,896)
Brilliance China Automotive Holdings Ltd.	(1,056,000)	(1,487,629)
China Everbright International Ltd.	(707,000)	(857,453)
China Everbright Ltd.	(44,000)	(84,006)
China Gas Holdings Ltd.	(410,000)	(593,537)
China Mengniu Dairy Co. Ltd.	(575,000)	(1,073,321)
China Merchants Holdings International Co. Ltd.	(890,081)	(2,379,488)
China Resources Gas Group Ltd.	(14,000)	(44,245)
China Traditional Chinese Medicine Co. Ltd.	(334,000)	(157,391)
China Travel International Investment Hong Kong Ltd.	(182,000)	(50,910)
China Unicom Hong Kong Ltd.	(214,000)	(252,589)
CITIC Ltd.	(1,775,000)	(2,631,434)
COSCO Pacific Ltd.	(1,265,043)	(1,257,110)
Far East Horizon Ltd.	(341,000)	(310,865)
Guangdong Investment Ltd.	(276,000)	(342,489)
Hopewell Highway Infrastructure Ltd.	(17,500)	(9,218)
Kunlun Energy Co. Ltd.	(1,010,000)	(802,142)
Shenzhen International Holdings Ltd.	(89,719)	(129,101)
Tongda Group Holdings Ltd.	(820,000)	(229,136)

		(15,214,812)
Mexico
Grupo Aeroportuario del Sureste SAB de C.V.	(9,175)	(132,929)
Grupo Financiero Inbursa SAB de C.V.	(93,000)	(137,849)
Grupo Mexico SAB de C.V.	(198,600)	(595,605)
Grupo Televisa SAB	(57,953)	(258,480)
Grupo Televisa SAB — ADR	(25,350)	(567,840)
Mexichem SAB de C.V.	(66,698)	(158,065)

		(1,850,768)
Peru
Hochschild Mining PLC	(6,350)	(19,790)
Poland
Orange Polska SA	(158,374)	(213,679)
Powszechna Kasa Oszczednosci Bank Polski SA	(9,412)	(72,209)
Tauron Polska Energia SA	(137,656)	(101,402)

		(387,290)
Republic of Korea
Kolon Industries, Inc.	(877)	(56,050)
Russia
Gazprom PAO — ADR	(7,907)	(39,232)
South Africa
Impala Platinum Holdings Ltd.	(1,579)	(6,293)
Sasol, Ltd. — ADR	(18,981)	(566,773)
Truworths International Ltd.	(2,832)	(17,023)

		(590,089)

	Shares	Value
Reference Entity — Short (continued)
South Korea
Amorepacific Corp.	(1,006)	$(155,475)
BNK Financial Group, Inc.	(8,311)	(60,998)
Cheil Industries, Inc.	(280)	(30,381)
Dongsuh Cos., Inc.	(1,304)	(28,726)
GS Holdings	(1,619)	(71,289)
GS Retail Co. Ltd.	(1,146)	(51,411)
Halla Holdings Corp.	(3,073)	(159,719)
Halla Visteon Climate Control Corp.	(31,673)	(248,020)
Hanssem Co. Ltd.	(270)	(48,499)
Hyundai Motor Co.	(14,039)	(1,690,130)
KB Financial Group, Inc. — ADR	(168)	(6,821)
KB Insurance Co. Ltd.	(16,069)	(340,536)
KCC Corp.	(3,387)	(1,012,588)
KEPCO Plant Service & Engineering Co. Ltd.	(177)	(8,330)
Korea Aerospace Industries Ltd.	(21,093)	(1,126,009)
KT&G Corp.	(1,170)	(101,350)
Kumho Petrochemical Co. Ltd.	(2,045)	(144,944)
Lotte Chilsung Beverage Co. Ltd.	(55)	(68,651)
NCSoft Corp.	(1,637)	(428,586)
Samsung Electro-Mechanics Co. Ltd.	(44,889)	(2,192,259)
Samsung Life Insurance Co. Ltd.	(6,534)	(624,319)
Samsung SDI Co. Ltd.	(11,484)	(1,141,243)
Samsung Techwin Co. Ltd.	(322)	(11,568)
Shinsegae Co. Ltd.	(386)	(58,451)
SK Holdings Co. Ltd.	(837)	(155,953)
SK Materials Co. Ltd.	(1,328)	(227,801)
Soulbrain Co. Ltd.	(5,016)	(232,394)

		(10,426,451)
Switzerland
Luxoft Holding Inc.	(3,888)	(228,809)
Taiwan
Chang Hwa Commercial Bank	(2,252,655)	(1,250,905)
China Development Financial Holding Corp.	(3,374,000)	(862,402)
Chunghwa Telecom Co. Ltd.	(565,000)	(1,842,860)
Delta Electronics, Inc.	(3,000)	(16,756)
E.Sun Financial Holding Co. Ltd.	(1,540,000)	(909,683)
Largan Precision Co. Ltd.	(2,000)	(286,073)
Mega Financial Holding Co. Ltd.	(274,000)	(204,263)
Ruentex Development Co. Ltd.	(295,000)	(359,458)
Shin Kong Financial Holding Co. Ltd.	(1,244,000)	(319,528)
Taiwan Business Bank	(1,332,000)	(347,991)
Taiwan Cooperative Financial Holding Co. Ltd.	(158,000)	(72,201)
Taiwan Mobile Co. Ltd.	(186,000)	(621,266)
United Microelectronics Corp.	(3,868,000)	(1,404,586)
Walsin Technology Corp.	(81,000)	(100,275)

		(8,598,247)
Thailand
Advanced Info Service PCL	(28,300)	(127,796)
BTS Group Holdings PCL	(852,100)	(202,075)
IRPC PCL	(588,000)	(86,839)
Minor International PCL	(698,900)	(689,769)
True Corp. PCL	(412,700)	(76,773)

		(1,183,252)
Total Reference Entity — Short		(53,675,188)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		33,308,307

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of January 31, 2017, expiration dates 3/30/17 — 3/01/18:
	Shares	Value
Reference Entity — Long
Australia
Amcor Ltd.	2,036	$22,099
Boral Ltd.	4,689	20,722
Coca-Cola Amatil Ltd.	424	3,136
Mineral Resources Ltd.	1,244	11,615
Whitehaven Coal Ltd.	363	784

		58,356
Austria
OMV AG	907	31,743
Vienna Insurance Group AG	614	14,964
Wienerberger AG	2,340	45,170

		91,877
Belgium
NV Bekaert SA	280	12,152
Bermuda
Nabors Industries, Ltd.	1,299	21,109
Canada
Air Canada	3,597	36,958
Bank of Nova Scotia	2,237	133,679
Finning International, Inc.	1,076	21,780

		192,417
Denmark
Carlsberg A/S, Class B	499	45,143
GN Store Nord A/S	1,624	36,273

		81,416
Finland
Nokian Renkaat OYJ	597	22,396
UPM-Kymmene OYJ	1,055	23,927

		46,323
France
Arkema SA	260	25,678
Cie Generale des Etablissements Michelin	688	73,914
Danone SA	385	24,135
Faurecia	1,851	80,425
Peugeot SA	16,429	305,754
Plastic Omnium SA	404	13,706
Renault SA	1,931	173,874
Teleperformance	189	20,232
Thales SA	435	40,810

		758,528
Germany
Deutsche Lufthansa AG, Registered Shares	2,659	35,521
Duerr AG	931	80,766
Evonik Industries AG	1,451	47,102
Hannover Rueck SE	1,066	117,419
Hochtief AG	788	112,330
Lanxess AG	2,167	157,695
Software AG	433	15,620
Talanx AG	175	6,024
Wacker Chemie AG	372	44,959

		617,436
Hong Kong
CLP Holdings Ltd.	5,000	48,803
Hopewell Holdings Ltd.	9,000	32,135
Li & Fung Ltd.	72,000	31,222
New World Development Co. Ltd.	77,000	88,842
Sun Hung Kai Properties Ltd.	1,000	13,761

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
Texwinca Holdings Ltd.	50,000	$32,037

		246,800
Ireland
CRH PLC	360	12,487
Italy
Atlantia SpA	384	8,751
Japan
Amada Holdings Co. Ltd.	600	7,052
Astellas Pharma, Inc.	700	9,395
Bridgestone Corp.	4,400	161,374
Citizen Holdings Co. Ltd.	4,300	26,702
Daicel Corp.	1,100	12,164
Dowa Holdings Co. Ltd.	3,000	25,462
Hitachi Ltd.	19,000	108,784
Inpex Corp.	100	981
ITOCHU Corp.	6,200	85,411
Jafco Co. Ltd.	100	3,373
Japan Airlines Co. Ltd.	100	3,184
Japan Steel Works Ltd.	700	13,144
JTEKT Corp.	300	4,927
Kao Corp.	4,000	197,939
Mazda Motor Corp.	900	13,244
MISUMI Group, Inc.	2,100	39,236
Mitsubishi Chemical Holdings Corp.	3,600	25,110
Mitsubishi Materials Corp.	1,100	37,537
Mitsui Chemicals, Inc.	1,000	4,703
NSK Ltd.	4,700	57,054
Penta-Ocean Construction Co. Ltd.	3,400	16,600
Pigeon Corp.	100	2,717
SMC Corp.	200	54,596
Sumitomo Corp.	10,400	130,372
Taiyo Yuden Co. Ltd.	1,700	20,734
Teijin Ltd.	2,600	54,878
TS Tech Co. Ltd.	200	5,104

		1,121,777
Netherlands
Akzo Nobel NV	3,208	217,712
ASM International NV	2,149	105,954
BE Semiconductor Industries NV	652	23,542
Koninklijke DSM NV	2,852	181,816

		529,024
Norway
Subsea 7 SA	506	6,885
Singapore
Venture Corp. Ltd.	12,900	93,320
Spain
ACS Actividades de Construccion y Servicios SA	4,761	75,728
Indra Sistemas SA	1,071	11,798

		87,526
Sweden
Atlas Copco AB, A Shares	722	23,156
Electrolux AB, Class B	388	10,317
Saab AB	2,297	93,805

		127,278
Switzerland
Coca-Cola HBC AG	4,246	97,055
Georg Fischer AG, Registered Shares	100	82,414
Glencore PLC	19,986	82,776
IWG PLC	31,684	99,815
Logitech International SA, Registered Shares	708	20,277

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Switzerland (continued)
Lonza Group AG, Registered Shares	1,363	$250,409
Schindler Holding AG, Participation Certificates	187	35,645
Straumann Holding AG, Registered Shares	30	12,107
TE Connectivity Ltd.	1,634	121,488

		801,986
United Kingdom
Anglo American PLC	941	16,221
British American Tobacco PLC	1,526	94,197
Inchcape PLC	7,667	69,392
Intertek Group PLC	908	38,868
Spirax-Sarco Engineering PLC	1,399	75,987
TechnipFMC PLC	148	4,851
UBM PLC	1,102	9,792

		309,308
United States
Accenture PLC, Class A	555	63,198
Agilent Technologies, Inc.	867	42,457
Amdocs Ltd.	110	6,458
Amphenol Corp., Class A	994	67,085
Analog Devices, Inc.	703	52,683
Applied Materials, Inc.	3,623	124,088
Archer-Daniels-Midland Co.	2,638	116,758
Baker Hughes, Inc.	417	26,304
Baxter International, Inc.	2,456	117,667
C.R. Bard, Inc.	309	73,335
Cabot Corp.	1,620	89,699
CBS Corp., Class B	370	23,861
Celanese Corp., Series A	263	22,197
Citrix Systems, Inc.	1,382	126,025
Corning, Inc.	7,062	187,072
Diamond Offshore Drilling, Inc.	454	7,437
Dril-Quip, Inc.	269	16,732
Eastman Chemical Co.	678	52,545
Energen Corp.	507	27,322
Estee Lauder Cos., Inc., Class A	792	64,318
Expeditors International of Washington, Inc.	1,724	89,786
Fluor Corp.	286	15,873
Hasbro, Inc.	1,520	125,415
Hawaiian Holdings, Inc.	82	4,178
HP, Inc.	3,217	48,416
Ingersoll-Rand PLC	833	66,099
Ingredion, Inc.	362	46,405
International Paper Co.	470	26,602
KLA-Tencor Corp.	1,243	105,792
Lear Corp.	92	13,072
Newmont Mining Corp.	865	31,382
Occidental Petroleum Corp.	1,285	87,084
PACCAR, Inc.	52	3,500
Parker Hannifin Corp.	377	55,468
Praxair, Inc.	625	74,025
Teradata Corp.	363	10,658
Texas Instruments, Inc.	1,063	80,299
VeriSign, Inc.	353	28,314
VMware, Inc., Class A	286	25,036
Xerox Corp.	32,664	226,362

		2,471,007
Total Reference Entity — Long		7,695,763

Reference Entity — Short
Australia
Iluka Resources Ltd.	(1,444)	(8,287)

	Shares	Value
Reference Entity — Short (continued)
Australia (continued)
Incitec Pivot Ltd.	(33,618)	$(98,253)

		(106,540)
Austria
Ams AG	(790)	(27,215)
Canada
Agrium, Inc.	(480)	(49,437)
Brookfield Asset Management, Inc., Class A	(3,891)	(134,559)
Centerra Gold, Inc.	(1,297)	(6,409)
Methanex Corp.	(173)	(8,650)
Potash Corp. of Saskatchewan, Inc.	(1,772)	(32,968)

		(232,023)
Denmark
AP Moeller — Maersk A/S	(4)	(6,404)
NKT Holding A/S	(35)	(2,706)

		(9,110)
France
Accor SA	(773)	(31,327)
Air Liquide SA	(1,163)	(125,562)
Airbus Group SE	(2,495)	(169,123)
Bollore SA	(11,822)	(47,282)
Bollore SA — New	(64)	(263)
Eutelsat Communications SA	(357)	(6,089)
Ingenico Group SA	(426)	(35,923)
JCDecaux SA	(3,451)	(110,475)
Suez Environnement Co.	(9,184)	(139,115)

		(665,159)
Germany
Axel Springer SE	(1,114)	(58,719)
Bayerische Motoren Werke AG	(701)	(52,662)
Fraport AG Frankfurt Airport Services Worldwide	(957)	(57,272)
GEA Group AG	(1,605)	(66,506)
HeidelbergCement AG	(1,887)	(182,292)
Hella KGaA Hueck & Co.	(670)	(27,385)
Krones AG	(466)	(47,635)
Volkswagen AG	(524)	(82,658)

		(575,129)
Hong Kong
Bank of East Asia Ltd.	(5,600)	(23,853)
Cheung Kong Property Holdings Ltd.	(7,000)	(46,010)
Hong Kong & China Gas Co. Ltd.	(130,200)	(245,141)
Hong Kong Exchanges and Clearing Ltd.	(1,700)	(41,118)
Jardine Strategic Holdings Ltd.	(100)	(3,811)
Melco International Development Ltd.	(9,000)	(13,577)
Shangri-La Asia Ltd.	(4,000)	(4,449)
Shun Tak Holdings Ltd.	(20,000)	(6,912)
Wharf Holdings Ltd.	(2,000)	(14,997)
Wheelock & Co. Ltd.	(7,000)	(42,545)

		(442,413)
Ireland
Adient PLC	(2,046)	(129,901)
Israel
Frutarom Industries Ltd.	(455)	(24,040)
Italy
Prada SpA	(1,600)	(6,629)
Japan
Ajinomoto Co., Inc.	(1,600)	(31,580)
Alps Electric Co. Ltd.	(1,000)	(26,636)
Ariake Japan Co. Ltd.	(100)	(5,301)
Asahi Intecc Co. Ltd.	(800)	(32,557)

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
Asics Corp.	(700)	$(13,636)
Brother Industries Ltd.	(200)	(3,692)
Calsonic Kansei Corp.	(4,000)	(63,590)
Daifuku Co. Ltd.	(700)	(15,475)
Daikin Industries Ltd.	(700)	(69,484)
Eisai Co. Ltd.	(100)	(5,512)
Hino Motors Ltd.	(800)	(8,440)
Hitachi Kokusai Electric, Inc.	(1,600)	(35,933)
Isuzu Motors Ltd.	(2,200)	(29,519)
JGC Corp.	(4,400)	(76,381)
Kansai Paint Co. Ltd.	(6,200)	(120,441)
Kirin Holdings Co. Ltd.	(1,300)	(21,301)
Koito Manufacturing Co. Ltd.	(3,000)	(159,137)
Kyocera Corp.	(300)	(15,618)
Mitsubishi Motors Corp.	(11,100)	(60,130)
Nihon Kohden Corp.	(400)	(9,178)
Nippon Kayaku Co. Ltd.	(11,000)	(143,765)
Nippon Paint Co. Ltd.	(1,100)	(32,087)
Pilot Corp.	(100)	(4,057)
Rinnai Corp.	(600)	(50,989)
Shimano, Inc.	(200)	(31,538)
Shiseido Co. Ltd.	(1,300)	(36,334)
Stanley Electric Co. Ltd.	(1,200)	(33,807)
Sumitomo Electric Industries Ltd.	(2,900)	(42,197)
Tadano Ltd.	(600)	(7,358)
TDK Corp.	(400)	(28,751)
Terumo Corp.	(3,100)	(114,681)
Tokuyama Corp.	(2,000)	(8,951)
Topcon Corp.	(1,200)	(18,394)
Toray Industries, Inc.	(5,000)	(43,295)
Trend Micro, Inc.	(500)	(19,403)
Unicharm Corp.	(1,700)	(38,288)
Ushio, Inc.	(100)	(1,269)
Yamaha Motor Co. Ltd.	(700)	(14,560)
Yaskawa Electric Corp.	(700)	(12,622)
Yokohama Rubber Co. Ltd.	(300)	(5,276)

		(1,491,163)
Netherlands
Koninklijke Boskalis Westminster NV	(933)	(34,519)
Royal Dutch Shell PLC, A Shares	(611)	(16,571)
Royal Dutch Shell PLC, B Shares	(227)	(6,411)
SBM Offshore NV	(36)	(586)
TomTom NV	(3,136)	(28,748)

		(86,835)
Norway
Norwegian Air Shuttle ASA	(581)	(18,967)
Yara International ASA	(2,223)	(93,734)

		(112,701)
Singapore
Broadcom Ltd.	(1,230)	(245,385)
Keppel Corp. Ltd.	(2,300)	(10,093)
UOL Group Ltd.	(1,000)	(4,529)
Wing Tai Holdings Ltd.	(5,000)	(6,165)

		(266,172)
Spain
Atlantica Yield PLC	(235)	(5,029)
Ferrovial SA	(2,791)	(50,663)

		(55,692)
Sweden
Alfa Laval AB	(3,910)	(73,102)
Autoliv, Inc.	(108)	(12,492)

	Shares	Value
Reference Entity — Short (continued)
Sweden (continued)
Getinge AB, B Shares	(309)	$(4,992)
Hexagon AB, B Shares	(1,513)	(59,849)

		(150,435)
Switzerland
Cie Financiere Richemont SA	(1,204)	(93,767)
Dufry AG	(442)	(63,098)
OC Oerlikon Corp. AG	(1,088)	(12,343)
Swatch Group AG	(1,527)	(106,692)
U-Blox Holding AG	(94)	(16,970)

		(292,870)
United Kingdom
Capita PLC	(3,491)	(22,025)
Halma PLC	(160)	(1,864)
HSBC Holdings PLC	(15,184)	(129,533)
John Wood Group PLC	(8,617)	(91,159)
Marks & Spencer Group PLC	(402)	(1,704)
Micro Focus International PLC	(2,981)	(80,635)
Next PLC	(1,408)	(67,937)
Rio Tinto PLC	(97)	(4,297)
Rotork PLC	(6,693)	(21,562)
RPC Group PLC	(2,285)	(30,857)
WS Atkins PLC	(474)	(8,742)

		(460,315)
United States
Advanced Micro Devices, Inc.	(3,459)	(35,870)
AGCO Corp.	(97)	(6,092)
ANSYS, Inc.	(221)	(20,610)
Avnet, Inc.	(4,406)	(204,615)
Axalta Coating Systems Ltd.	(1,876)	(54,404)
Bio-Rad Laboratories, Inc.	(521)	(99,032)
Cavium, Inc.	(2,476)	(163,936)
CF Industries Holdings, Inc.	(1,234)	(43,548)
Chemours Co.	(2,040)	(53,897)
Cheniere Energy, Inc.	(746)	(35,547)
Cooper Cos., Inc.	(115)	(21,230)
Coty, Inc., Class A	(2,525)	(48,480)
Cypress Semiconductor Corp.	(1,328)	(15,670)
Dentsply Sirona, Inc.	(1,531)	(86,808)
Diebold, Inc.	(4,865)	(132,328)
Dow Chemical Co.	(1,320)	(78,712)
EI du Pont de Nemours & Co.	(55)	(4,152)
Flowserve Corp.	(2,339)	(114,985)
Freeport-McMoRan, Inc.	(117)	(1,948)
General Electric Co.	(6,568)	(195,070)
Hecla Mining Co.	(1,109)	(7,142)
Hess Corp.	(584)	(31,641)
Illumina, Inc.	(635)	(101,663)
Integrated Device Technology, Inc.	(1,616)	(40,707)
John Bean Technologies Corp.	(649)	(56,041)
Keysight Technologies, Inc.	(669)	(24,800)
Lumentum Holdings, Inc.	(391)	(14,838)
M/A-COM Technology Solutions Holdings, Inc.	(1,021)	(48,549)
MKS Instruments, Inc.	(212)	(13,971)
Newell Rubbermaid, Inc.	(3,075)	(145,540)
PerkinElmer, Inc.	(341)	(18,138)
Procter & Gamble Co.	(1,933)	(169,331)
Quintiles Transnational Holdings, Inc.	(1,407)	(110,435)
Salesforce.com, Inc.	(71)	(5,616)
Symantec Corp.	(3,380)	(93,119)
Terex Corp.	(525)	(16,695)
Textron, Inc.	(298)	(14,116)
Total System Services, Inc.	(125)	(6,335)
Universal Display Corp.	(673)	(44,418)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Verint Systems, Inc.	(310)	$(11,578)
WABCO Holdings, Inc.	(634)	(69,125)
Western Digital Corp.	(269)	(21,447)
Zebra Technologies Corp., Class A	(664)	(55,557)
Zimmer Biomet Holdings, Inc.	(76)	(8,993)

		(2,546,729)
Total Reference Entity — Short		(7,681,071)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		14,692

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of January 31, 2017, expiration date 5/19/17:

Reference Entity — Long
Australia
Amcor Ltd.	256	2,779
Boral Ltd.	21,785	96,274
Coca-Cola Amatil Ltd.	6,874	50,836
Mineral Resources Ltd.	1,433	13,380
Whitehaven Coal Ltd.	4,854	10,484

		173,753
Austria
OMV AG	2,016	70,556
Wienerberger AG	424	8,185

		78,741
Belgium
NV Bekaert SA	361	15,667
Bermuda
Nabors Industries Ltd.	1,599	25,984
Canada
Bank of Nova Scotia	2,609	155,909
Finning International, Inc.	910	18,420
Husky Energy, Inc.	143	1,845
West Fraser Timber Co. Ltd.	679	23,189
Yamana Gold, Inc.	8,601	28,422

		227,785
Denmark
GN Store Nord A/S	1,469	32,811
Finland
Nokian Renkaat OYJ	2,071	77,690
UPM-Kymmene OYJ	7,059	160,098

		237,788
France
Arkema SA	1,092	107,848
Cie Generale des Etablissements Michelin	1,703	182,958
Faurecia	1,413	61,394
LVMH Moet Hennessy Louis Vuitton SE	100	20,152
Plastic Omnium SA	1,140	38,676
Renault SA	736	66,272
Sodexo SA	1,077	119,097
Thales SA	1,461	137,063
Valeo SA	3,462	211,596

		945,056
Germany
Covestro AG	2,449	184,296
Deutsche Lufthansa AG, Registered Shares	703	9,391
Duerr AG	375	32,532

	Shares	Value
Reference Entity — Long (continued)
Germany (continued)
Evonik Industries AG	4,537	$147,279
Hannover Rueck SE	425	46,814
Hochtief AG	977	139,272
Lanxess AG	851	61,928
Software AG	70	2,525
Talanx AG	125	4,303
Wacker Chemie AG	227	27,435

		655,775
Hong Kong
CLP Holdings Ltd.	12,500	122,007
Hong Kong Exchanges & Clearing Ltd.	4	97
Hopewell Holdings Ltd.	8,500	30,350
Johnson Electric Holdings Ltd.	500	1,331
New World Development Co. Ltd.	13,000	14,999
Sun Hung Kai Properties Ltd.	5,000	68,805
Texwinca Holdings Ltd.	18,000	11,533

		249,122
Ireland
CRH PLC	317	10,995
Italy
Atlantia SpA	2,193	49,978
Japan
Amada Holdings Co. Ltd.	1,000	11,754
Asahi Glass Co. Ltd.	1,000	7,430
Astellas Pharma, Inc.	8,000	107,374
Bridgestone Corp.	1,500	55,014
Citizen Holdings Co. Ltd.	2,000	12,420
Daicel Corp.	1,900	21,010
Daido Steel Co. Ltd.	1,000	4,541
DIC Corp.	2,000	61,934
FANUC Corp.	600	117,796
Hitachi Ltd.	9,000	51,529
Inpex Corp.	400	3,925
ITOCHU Corp.	1,000	13,776
Japan Airlines Co. Ltd.	400	12,737
Japan Steel Works Ltd.	1,200	22,532
JTEKT Corp.	1,000	16,424
Kao Corp.	500	24,742
Komatsu Ltd.	2,700	63,932
Lintec Corp.	400	8,952
MISUMI Group, Inc.	400	7,473
Mitsubishi Chemical Holdings Corp.	23,400	163,214
Mitsubishi Materials Corp.	700	23,888
Mitsui Chemicals, Inc.	4,000	18,810
Mitsui Engineering & Shipbuilding Co. Ltd.	1,000	1,618
NSK Ltd.	100	1,214
Panasonic Corp.	400	4,162
Penta-Ocean Construction Co. Ltd.	5,200	25,389
Sumitomo Chemical Co. Ltd.	7,000	37,296
Sumitomo Corp.	2,000	25,072
Teijin Ltd.	2,400	50,656
Tokai Rika Co. Ltd.	300	5,971
TonenGeneral Sekiyu KK	18,000	211,682
TS Tech Co. Ltd.	300	7,656
Zeon Corp.	1,000	11,475

		1,213,398
Netherlands
Akzo Nobel NV	771	52,324
ASM International NV	668	32,935
Koninklijke DSM NV	1,445	92,119

		177,378

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Norway
Seadrill Ltd.	919	$1,800
Subsea 7 SA	5,627	76,570

		78,370
Portugal
Jeronimo Martins SGPS SA	610	10,325
Singapore
Hutchison Port Holdings Trust	25,700	10,931
Venture Corp. Ltd.	9,300	67,277

		78,208
Spain
ACS Actividades de Construccion y Servicios SA	7,160	114,891
Sweden
Atlas Copco AB, A Shares	4,524	145,093
Atlas Copco AB, B Shares	95	2,755
Electrolux AB, Class B	8,786	233,629
Saab AB	745	30,424
Securitas AB, Class B	856	13,631

		425,532
Switzerland
Coca-Cola HBC AG	2,868	65,557
Georg Fischer AG, Registered Shares	134	110,434
Glencore PLC	9,283	38,447
IWG PLC	8,800	27,723
Logitech International SA, Registered Shares	1,370	39,237
Lonza Group AG, Registered Shares	280	51,441
Schindler Holding AG, Participation Certificates	283	53,945
Straumann Holding AG, Registered Shares	539	217,522
TE Connectivity Ltd.	1,067	79,332

		683,638
United Kingdom
Anglo American PLC	519	8,947
British American Tobacco PLC	1,051	64,876
Croda International PLC	14	591
Inchcape PLC	6,848	61,980
Intertek Group PLC	4,833	206,884
Rolls-Royce Holdings PLC	8,120	68,392
Spirax-Sarco Engineering PLC	3,460	187,930
UBM PLC	7,195	63,933

		663,533
United States
Agilent Technologies, Inc.	2,003	98,087
Amphenol Corp., Class A	533	35,972
Analog Devices, Inc.	1,236	92,626
Applied Materials, Inc.	4,354	149,125
Archer-Daniels-Midland Co.	3,671	162,478
Baker Hughes, Inc.	930	58,664
Baxter International, Inc.	2,457	117,715
Boeing Co.	123	20,101
Bristol-Myers Squibb Co.	157	7,718
C.R. Bard, Inc.	547	129,820
Cabot Corp.	1,873	103,708
CBS Corp., Class B	2,152	138,782
Celanese Corp., Series A	456	38,486
Citrix Systems, Inc.	653	59,547
Diamond Offshore Drilling, Inc.	2,458	40,262
Dril-Quip, Inc.	348	21,646
Eastman Chemical Co.	563	43,633
Energen Corp.	36	1,940
Expeditors International of Washington, Inc.	279	14,530
F5 Networks, Inc.	51	6,836
Fluor Corp.	388	21,534

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Hasbro, Inc.	1,873	$154,541
Hawaiian Holdings, Inc.	140	7,133
Hormel Foods Corp.	838	30,419
HP, Inc.	8,222	123,741
Ingersoll-Rand PLC	1,635	129,737
Ingredion, Inc.	419	53,712
International Paper Co.	77	4,358
Kellogg Co.	806	58,604
Lear Corp.	931	132,286
McCormick & Co., Inc.	325	31,054
Newmont Mining Corp.	194	7,038
Occidental Petroleum Corp.	1,098	74,411
Penske Automotive Group, Inc.	158	8,589
Praxair, Inc.	1,053	124,717
Teradata Corp.	578	16,970
Texas Instruments, Inc.	2,225	168,077
VeriSign, Inc.	904	72,510
VMware, Inc., Class A	211	18,471
Xerox Corp.	8,034	55,676
Xilinx, Inc.	3,742	217,784

		2,853,038
Total Reference Entity — Long		9,001,766

Reference Entity — Short
Australia
ALS Ltd.	(6,833)	(30,715)
Brambles Ltd.	(653)	(5,161)
Iluka Resources Ltd.	(1,143)	(6,560)
Incitec Pivot Ltd.	(23,450)	(68,535)
OceanaGold Corp.	(14,047)	(48,793)

		(159,764)
Canada
Agrium, Inc.	(285)	(29,353)
BlackBerry Ltd.	(3,436)	(24,240)
Brookfield Asset Management, Inc., Class A	(1,418)	(49,037)
Centerra Gold, Inc.	(563)	(2,782)
Methanex Corp.	(643)	(32,149)
Parex Resources, Inc.	(8,414)	(97,897)

		(235,458)
Denmark
AP Moeller — Maersk A/S	(13)	(20,814)
FLSmidth & Co. A/S	(83)	(3,863)
NKT Holding A/S	(33)	(2,551)
Novozymes A/S, B Shares	(1,938)	(75,543)

		(102,771)
France
Accor SA	(256)	(10,375)
Air Liquide SA	(832)	(89,826)
Airbus Group SE	(1,835)	(124,385)
Bollore SA	(38,035)	(152,129)
Bureau Veritas SA	(14,461)	(283,197)
Eutelsat Communications SA	(1,230)	(20,980)
Ingenico Group SA	(650)	(54,812)
JCDecaux SA	(1,572)	(50,324)
Pernod Ricard SA	(324)	(37,899)
Suez Environnement Co.	(5,067)	(76,753)

		(900,680)
Germany
Axel Springer SE	(1,695)	(89,344)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Germany (continued)
Bayerische Motoren Werke AG	(755)	$(56,719)
Fraport AG Frankfurt Airport Services Worldwide	(3)	(179)
GEA Group AG	(4,958)	(205,445)
HeidelbergCement AG	(931)	(89,938)
Hella KGaA Hueck & Co.	(1,159)	(47,372)
K+S AG	(1,728)	(43,897)
Rational AG	(6)	(2,724)
Symrise AG	(4,071)	(245,125)
Volkswagen AG	(1,389)	(217,648)

		(998,391)
Hong Kong
Bank of East Asia Ltd.	(400)	(1,704)
Cathay Pacific Airways Ltd.	(6,000)	(8,126)
Hong Kong & China Gas Co. Ltd.	(100)	(188)
Hong Kong Exchanges and Clearing Ltd.	(4)	(97)
Jardine Strategic Holdings Ltd.	(800)	(30,489)
Shun Tak Holdings Ltd.	(4,000)	(1,382)

		(41,986)
Ireland
Adient PLC	(179)	(11,365)
Italy
Finmeccanica SpA	(10,859)	(139,901)
Japan
Ajinomoto Co., Inc.	(600)	(11,843)
Alps Electric Co. Ltd.	(1,500)	(39,954)
Asahi Intecc Co. Ltd.	(200)	(8,139)
Asics Corp.	(700)	(13,636)
Brother Industries Ltd.	(900)	(16,612)
Calsonic Kansei Corp.	(2,000)	(31,795)
Casio Computer Co. Ltd.	(800)	(11,054)
Daifuku Co. Ltd.	(1,400)	(30,949)
Daikin Industries Ltd.	(400)	(39,705)
Eisai Co. Ltd.	(500)	(27,560)
Hitachi Kokusai Electric, Inc.	(800)	(17,967)
Isuzu Motors Ltd.	(5,100)	(68,431)
JGC Corp.	(3,600)	(62,494)
Kansai Paint Co. Ltd.	(100)	(1,943)
Kawasaki Kisen Kaisha Ltd.	(3,000)	(7,295)
Kirin Holdings Co. Ltd.	(6,200)	(101,592)
Koito Manufacturing Co. Ltd.	(1,500)	(79,568)
Konica Minolta, Inc.	(700)	(7,251)
Kyocera Corp.	(400)	(20,824)
Nippon Kayaku Co. Ltd.	(6,000)	(78,417)
Nippon Paint Co. Ltd.	(1,000)	(29,170)
Nippon Steel & Sumitomo Metal Corp.	(800)	(19,326)
Nissan Chemical Industries Ltd.	(200)	(7,141)
Omron Corp.	(700)	(28,720)
Pilot Corp.	(100)	(4,058)
Rinnai Corp.	(200)	(16,996)
Shimano, Inc.	(200)	(31,538)
Shiseido Co. Ltd.	(1,100)	(30,744)
Stanley Electric Co. Ltd.	(500)	(14,086)
Sumitomo Electric Industries Ltd.	(1,700)	(24,736)
TDK Corp.	(600)	(43,126)
Terumo Corp.	(2,700)	(99,883)
Tokyo Ohka Kogyo Co. Ltd.	(100)	(3,573)
Topcon Corp.	(100)	(1,533)
Unicharm Corp.	(2,000)	(45,044)
Yakult Honsha Co. Ltd.	(200)	(10,278)
Yokohama Rubber Co. Ltd.	(1,000)	(17,587)

		(1,104,568)

	Shares	Value
Reference Entity — Short (continued)
Netherlands
Koninklijke Boskalis Westminster NV	(5,324)	$(196,977)
Royal Dutch Shell PLC, A Shares	(5,577)	(151,257)
Royal Dutch Shell PLC, B Shares	(2,930)	(82,756)
SBM Offshore NV	(7,869)	(128,008)

		(558,998)
Norway
DNO ASA	(11,708)	(12,254)
Norwegian Air Shuttle ASA	(643)	(20,991)
Yara International ASA	(664)	(27,998)

		(61,243)
Singapore
UOL Group Ltd.	(1,300)	(5,888)
Wing Tai Holdings Ltd.	(2,500)	(3,083)

		(8,971)
Spain
Atlantica Yield PLC	(93)	(1,990)
Ferrovial SA	(7,759)	(140,844)
Tecnicas Reunidas SA	(450)	(17,868)
Viscofan SA	(150)	(7,628)

		(168,330)
Sweden
Alfa Laval AB	(10,134)	(189,467)
Autoliv, Inc.	(2,385)	(275,849)
Hexagon AB, B Shares	(449)	(17,761)

		(483,077)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(22)	(240,725)
Cie Financiere Richemont SA	(1,696)	(132,084)
Dufry AG	(1,349)	(192,579)
OC Oerlikon Corp. AG	(793)	(8,996)
Sonova Holding AG	(133)	(17,610)
Swatch Group AG	(603)	(54,651)
U-Blox Holding AG	(8)	(1,444)

		(648,089)
United Kingdom
Capita PLC	(3,537)	(22,315)
HSBC Holdings PLC	(17,676)	(150,792)
John Wood Group PLC	(3,124)	(33,049)
Kazakhmys PLC	(1,222)	(7,251)
Micro Focus International PLC	(3,537)	(95,675)
Next PLC	(1,793)	(86,514)
Rio Tinto PLC	(1,047)	(46,385)
Rolls-Royce Holdings PLC	(56,693)	(71)
RPC Group PLC	(848)	(11,452)
WS Atkins PLC	(2,333)	(43,025)

		(496,529)
United States
Advanced Micro Devices, Inc.	(1,638)	(16,986)
ANSYS, Inc.	(300)	(27,978)
Ashland Global Holdings, Inc.	(65)	(7,737)
Avnet, Inc.	(248)	(11,517)
Axalta Coating Systems Ltd.	(8,008)	(232,232)
Ball Corp.	(3,842)	(292,991)
Bio-Rad Laboratories, Inc.	(632)	(120,131)
Cavium, Inc.	(1,684)	(111,498)
CF Industries Holdings, Inc.	(1,932)	(68,180)
Chemours Co.	(1,335)	(35,271)
Cheniere Energy, Inc.	(260)	(12,389)
Cigna Corp.	(238)	(34,800)
Cirrus Logic, Inc.	(410)	(24,731)

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Coty, Inc., Class A	(2,876)	$(55,219)
Cypress Semiconductor Corp.	(1,011)	(11,930)
Dentsply Sirona, Inc.	(3,369)	(191,022)
Diebold, Inc.	(961)	(26,139)
EI du Pont de Nemours & Co.	(172)	(12,986)
Exxon Mobil Corp.	(252)	(21,140)
Facebook, Inc.	(63)	(8,210)
Flowserve Corp.	(1,375)	(67,595)
FMC Corp.	(440)	(26,470)
General Electric Co.	(2,637)	(78,319)
Goldman Sachs Group, Inc.	(336)	(77,052)
Halliburton Co.	(185)	(10,466)
Hecla Mining Co.	(2,320)	(14,941)
Illumina, Inc.	(822)	(131,602)
Integrated Device Technology, Inc.	(1,612)	(40,606)
John Bean Technologies Corp.	(125)	(10,794)
Keysight Technologies, Inc.	(1,024)	(37,960)
Lumentum Holdings, Inc.	(698)	(26,489)
M/A-COM Technology Solutions Holdings, Inc.	(20)	(951)
Mattel, Inc.	(221)	(5,792)
Microsemi Corp.	(1,716)	(91,205)
Mondelez International, Inc.	(1,354)	(59,955)
Newell Rubbermaid, Inc.	(1,814)	(85,857)
PerkinElmer, Inc.	(1,252)	(66,594)
PTC, Inc.	(30)	(1,577)
Symantec Corp.	(4,618)	(127,226)
Terex Corp.	(700)	(22,260)
Textron, Inc.	(814)	(38,559)
Total System Services, Inc.	(4,338)	(219,850)
Trimble Navigation Ltd.	(1,329)	(39,365)
Verint Systems, Inc.	(94)	(3,511)
WABCO Holdings, Inc.	(707)	(77,084)
Western Digital Corp.	(592)	(47,200)
Zebra Technologies Corp., Class A	(195)	(16,316)
Zimmer Biomet Holdings, Inc.	(1,527)	(180,690)

		(2,929,373)
Total Reference Entity — Short		(9,049,494)
Net Value of Reference Entity — UBS AG		(47,728)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of January 31, 2017, expiration date 5/19/17:

Reference Entity — Long
Brazil
Banco Bradesco SA, Preference Shares	26,900	279,150
Braskem SA — ADR	1,188	24,580
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	16,859	167,916
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	182	1,005
Companhia de Saneamento Basico do Estado de Sao Paulo	5,200	51,734
Engie Brasil Energia SA	38,400	436,267
Hypermarcas SA	100,900	894,975
Itau Unibanco Holding SA, Preference Shares	85,700	1,012,811
Itau Unibanco Holding SA, Preference Shares — ADR	109,330	1,291,187
JBS SA	64,800	244,714
Localiza Rent a Car SA	53,200	622,138
M Dias Branco SA	4,700	184,832
Magazine Luiza SA	4,400	178,717
Marfrig Global Foods SA	35,800	73,393
Qualicorp SA	27,600	180,520

	Shares	Value
Reference Entity — Long (continued)
Brazil (continued)
Smiles SA	1,400	$23,103
Tim Participacoes SA	17,100	48,569
Tim Participacoes SA — ADR	3,419	48,310
Ultrapar Participacoes SA	2,500	52,490

		5,816,411
Chile
Empresa Nacional de Electricidad SA	962,959	618,628
Empresa Nacional de Electricidad SA — ADR	10,480	203,102
Enersis SA	3,559,779	637,174

		1,458,904
China
Anhui Expressway Co. Ltd., Class H	134,000	99,485
Bank of China Ltd., Class H	500,000	226,458
China Biologic Products, Inc.	768	87,506
China Cinda Asset Management Co. Ltd., Class H	206,000	71,366
China Communications Services Corp. Ltd., Class H	934,000	634,906
China Lesso Group Holdings Ltd.	156,000	106,369
China Merchants Bank Co. Ltd., Class H	94,000	235,410
China Pacific Insurance Group Co. Ltd., Class H	55,600	197,492
China Petroleum & Chemical Corp. — ADR	6,386	511,135
China Petroleum & Chemical Corp., Class H	716,000	565,587
China Railway Construction Corp. Ltd., Class H	166,500	231,019
China Railway Group Ltd., Class H	272,000	238,085
China Shipping Development Co. Ltd.	166,000	91,750
CNOOC Ltd.	12,000	14,985
Datang International Power Generation Co. Ltd., Class H	276,000	71,566
Dongfang Electric Corp. Ltd.	14,600	14,722
Great Wall Motor Co. Ltd., Class H	215,500	215,927
Guangzhou Automobile Group Co. Ltd., Class H	10,000	13,638
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	146,000	357,022
Hengan International Group Co. Ltd.	28,000	229,243
Industrial & Commercial Bank of China Ltd., Class H	2,049,000	1,252,727
Jiangxi Copper Co. Ltd., Class H	5,000	8,635
Lenovo Group Ltd.	320,000	209,606
Longfor Properties Co. Ltd.	317,000	456,378
Lonking Holdings Ltd.	562,000	147,242
Maanshan Iron & Steel	94,000	34,447
Metallurgical Corp. of China Ltd.	1,905,000	690,718
People’s Insurance Co. Group of China Ltd., Class H	233,000	90,759
Ping An Insurance Group Co. of China Ltd., Class H	48,500	248,794
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	445,200	1,133,818
Sino-Ocean Land Holdings Ltd.	199,000	85,704
Sinopec Shanghai Petrochemical Co. Ltd. — ADR	203	12,635
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,062,000	657,603
Sinopharm Group Co. Ltd., Class H	232,000	1,060,220
Sinotrans Ltd., Class H	73,000	30,438
Sohu.com, Inc.	9,088	360,521
Tencent Holdings Ltd.	13,400	350,348
Tianjin Capital Environmental Protection Group Co. Ltd.	36,000	19,351
Tianneng Power International Ltd.	286,000	251,847
Weichai Power Co. Ltd., Class H	378,400	670,528
Zhejiang Expressway Co. Ltd., Class H	78,000	78,346
ZTE Corp., Class H	272,600	423,834

		12,488,170
Egypt
Global Telecom Holding — GDR	69,653	126,072
Hong Kong
China Mobile Ltd. — ADR	472	26,904
China Power International Development Ltd.	178,000	64,147
China Resources Cement Holdings Ltd.	694,000	321,468

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	27

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
China Resources Land Ltd.	78,000	$192,937
Geely Automobile Holdings Ltd.	555,000	655,967
Haier Electronics Group Co. Ltd.	415,000	729,987
KWG Property Holding Ltd.	106,000	60,913
Nine Dragons Paper Holdings Ltd.	150,000	172,640
Shenzhen Investment Ltd.	60,000	24,397
Shimao Property Holdings Ltd.	84,500	113,202
Yuexiu Property Co. Ltd.	1,082,000	158,232

		2,520,794
Hungary
MOL Hungarian Oil & Gas PLC	9,180	646,922
Indonesia
Adaro Energy Tbk PT	260,700	33,135
Bank Central Asia Tbk PT	245,000	280,808
Bank Rakyat Indonesia Persero Tbk PT	135,000	118,543
Gudang Garam Tbk PT	18,200	84,156
Matahari Department Store Tbk PT	153,800	170,269
Telekomunikasi Indonesia Persero Tbk PT	1,677,100	486,165
Telekomunikasi Indonesia Persero Tbk PT — ADR	14,361	422,501

		1,595,577
Malaysia
Astro Malaysia Holdings Bhd	260,600	160,025
Berjaya Sports Toto Bhd	116,600	77,128
Genting Malaysia Bhd	291,100	331,079
Kuala Lumpur Kepong Bhd	10,100	54,958
MISC Bhd	669,700	1,106,775
Sime Darby Bhd	270,600	544,071
Tenaga Nasional Bhd	121,900	368,456
Top Glove Corp. Bhd	108,300	127,139

		2,769,631
Mexico — 1.5%
America Movil SAB de C.V., Series L — ADR	40,070	505,283
Netherlands
Yandex NV, Class A	8,778	203,123
Philippines
Ayala Corp.	5,890	94,748
Globe Telecom, Inc.	16,520	570,971
Metro Pacific Investments Corp.	4,453,100	610,636

		1,276,355
Poland
Grupa Lotos SA	21,173	199,535
KGHM Polska Miedz SA	39,782	1,233,876
Polski Koncern Naftowy SA	17,433	353,781
Polskie Gornictwo Naftowe i Gazownictwo SA	25,509	35,030

		1,822,222
Russia
Aeroflot — Russian Airlines OJSC	43,300	125,115
Alrosa PJSC	237,800	418,928
Lukoil PJSC	771	43,410
Lukoil PJSC — ADR	22,907	1,290,918
Magnitogorsk Iron & Steel Works OJSC	67,400	44,002
Rostelecom PJSC	8,240	11,484
Severstal PAO — GDR	18,562	294,852
Severstal PJSC	3,790	60,384
Sistema PJSC FC — GDR	5,984	57,267
Tatneft PAO — ADR	5,363	218,634
Tatneft PJSC	12,320	83,673

		2,648,667

	Shares	Value
Reference Entity — Long (continued)
South Africa
Anglo American Platinum Ltd.	2,309	$60,450
AVI Ltd.	17,957	122,094
Barloworld Ltd.	11,626	95,590
Capitec Bank Holdings Ltd.	1,879	98,195
Clicks Group Ltd.	16,432	148,772
Gold Fields Ltd. — ADR	30,241	106,146
Growthpoint Properties Ltd.	151,504	296,416
Mondi Ltd.	9,089	199,702
Netcare Ltd.	18,407	44,272
Pick n Pay Stores Ltd.	37,237	188,907
Pioneer Foods Group Ltd.	7,752	95,435
Redefine Properties Ltd.	96,634	80,053
Sappi Ltd.	69,617	447,624
Sibanye Gold Ltd.	66,688	150,778
Spar Group Ltd.	9,652	136,453
Standard Bank Group Ltd.	20,391	218,055
Telkom SA SOC Ltd.	16,497	90,408
Tiger Brands Ltd.	2,616	78,959
Tsogo Sun Holdings Ltd.	42,885	84,156
Vodacom Group Ltd.	37,945	425,236

		3,167,701
South Korea
Hyundai Development Co-Engineering & Construction	34,374	1,293,394
Hyundai Wia Corp.	3,858	214,731
Kia Motors Corp.	25,823	809,362
KT Corp. — ADR	101,294	1,506,242
LG Electronics, Inc.	3,746	179,021
LG Household & Health Care Ltd.	521	393,968
LG International Corp.	11,138	309,931
LG Uplus Corp.	17,567	172,550
Lotte Chemical Corp.	1,320	427,757
NAVER Corp.	1,808	1,181,010
Poongsan Corp.	30,239	1,133,055
POSCO	312	72,922
POSCO — ADR	8,205	474,905
Posco ICT Co. Ltd.	1	5
S&T Motiv Co. Ltd.	2,578	101,003
Samsung Electronics Co. Ltd.	366	622,484
Shinhan Financial Group Co. Ltd. — ADR	1,971	77,933
SK Hynix, Inc.	26,729	1,234,449
SK Networks Co. Ltd.	21,796	124,146

		10,328,868
Taiwan
AU Optronics Corp.	422,000	174,740
China Life Insurance Co. Ltd.	26,000	25,446
Elite Advanced Laser Corp.	23,640	94,079
Formosa Chemicals & Fibre Corp.	60,000	185,996
Formosa Petrochemical Corp.	177,000	604,627
Foxconn Technology Co. Ltd.	470,182	1,327,019
Fubon Financial Holding Co. Ltd.	477,000	775,244
Hon Hai Precision Industry Co. Ltd.	112,320	301,217
Hon Hai Precision Industry Co. Ltd. — GDR	76,772	403,821
Lite-On Technology Corp.	227,128	343,065
MediaTek, Inc.	40,000	273,844
Novatek Microelectronics Corp.	55,000	194,805
Pegatron Corp.	70,000	168,566
Sitronix Technology Corp.	336,000	1,013,023
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	12,290	379,884
Uni-President Enterprises Corp.	149,000	255,602
Yuanta Financial Holding Co. Ltd.	166	66

		6,521,044

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Thailand
Bangkok Chain Hospital PCL	712,200	$299,363
CP ALL PCL	302,800	520,290
Glow Energy PCL, Foreign Registered Shares	266,700	590,815
Indorama Ventures PCL	156,800	155,865
Kiatnakin Bank PCL	235,400	381,079
PTT Exploration & Production PCL, Foreign Registered Shares	341,300	949,940
PTT Global Chemical PCL, Foreign Registered Shares	115,800	222,819
Thai Oil PCL — NVDR	72,300	147,331
Thanachart Capital PCL	251,900	339,825

		3,607,327
Turkey
Arcelik AS	365,512	2,217,002
Eregli Demir ve Celik Fabrikalari TAS	362,300	558,270
Haci Omer Sabanci Holding AS	39,602	104,859
KOC Holding AS	105,005	422,992
TAV Havalimanlari Holding AS	58,702	241,599
Turkiye Is Bankasi, Class C	457,894	723,780
Turkiye Sise ve Cam Fabrikalari AS	17,298	18,540
Yapi ve Kredi Bankasi	482,948	490,648

		4,777,690
United Arab Emirates
Aldar Properties PJSC	273,141	190,226
Emaar Properties PJSC	98,381	198,815

		389,041
United Kingdom
Anglo American PLC	17,315	298,542
United States
Genpact Ltd.	43,676	1,077,924
Total Reference Entity — Long		64,046,268

Reference Entity — Short
Brazil
BRF SA — ADR	(3,178)	(44,905)
Cielo SA	(19,400)	(163,088)
Embraer SA — ADR	(3,173)	(72,535)
Fibria Celulose SA — ADR	(62,961)	(580,500)
Gerdau SA — ADR	(67,667)	(259,165)
Itausa — Investimentos Itau SA	(26,200)	(77,159)
Klabin SA	(47,800)	(246,349)
Rumo Logistica Operadora Multimodal SA	(64,600)	(153,756)
WEG SA	(87,800)	(443,305)

		(2,040,762)
Chile
Cia Cervecerias Unidas SA — ADR	(21,452)	(484,601)
China
58.com, Inc. — ADR	(55,750)	(1,626,785)
CGN Power Co. Ltd.	(96,000)	(27,070)
China Medical System Holdings Ltd.	(3,000)	(4,889)
China National Building Material Co. Ltd., Class H	(764,000)	(446,807)
China Oilfield Services Ltd.	(4,000)	(4,267)
China Shanshui Cement Group Ltd.	(2,538,622)	(163,594)
Ctrip.com International Ltd. — ADR	(44,930)	(1,941,425)
Fosun International Ltd.	(496,972)	(754,271)
Hollysys Automation Technologies Ltd.	(1,934)	(32,685)
Huaneng Renewables Corp. Ltd.	(34,000)	(10,552)
Semiconductor Manufacturing International Corp.	(100)	(137)
Sichuan Expressway Co. Ltd.	(88,000)	(33,520)
SOHO China Ltd.	(53,500)	(27,066)

	Shares	Value
Reference Entity — Short (continued)
China (continued)
Sunac China Holdings Ltd.	(57,000)	$(50,635)
TAL Education Group — ADR	(23,622)	(1,913,146)
Zhuzhou CSR Times Electric Co. Ltd.	(12,000)	(68,370)

		(7,105,219)
Czech Republic
CEZ	(751)	(12,863)
Moneta Money Bank	(53,909)	(178,236)

		(191,099)
Hong Kong
Alibaba Pictures Group Ltd.	(2,210,000)	(371,287)
Beijing Enterprises Water Group Ltd.	(108,000)	(74,907)
Brilliance China Automotive Holdings Ltd.	(2,000)	(2,817)
China Everbright International Ltd.	(12,000)	(14,554)
China Gas Holdings Ltd.	(18,000)	(26,058)
China Mengniu Dairy Co. Ltd.	(45,000)	(83,999)
China Merchants Holdings International Co. Ltd.	(16,552)	(44,249)
China Traditional Chinese Medicine Co. Ltd.	(48,000)	(22,619)
COSCO Pacific Ltd.	(83,813)	(83,287)
Hopewell Highway Infrastructure Ltd.	(299,000)	(157,503)
Shenzhen International Holdings Ltd.	(161,500)	(232,390)
Tongda Group Holdings Ltd.	(420,000)	(117,363)

		(1,231,033)
India
Reliance Industries Ltd. — GDR	(42)	(1,302)
Mexico
Grupo Aeroportuario del Sureste SAB de C.V. — ADR	(4,140)	(599,762)
Grupo Financiero Inbursa SAB de C.V.	(7,200)	(10,672)

		(610,434)
Monaco
GasLog Ltd.	(52,244)	(872,475)
Peru
Hochschild Mining PLC	(23,949)	(74,639)
Poland
Orange Polska SA	(9,537)	(12,867)
Romania
New Europe Property Investments PLC	(1,110)	(12,933)
Russia
Gazprom PAO — ADR	(394,590)	(1,957,829)
MMC Norilsk Nickel PJSC — ADR	(44,736)	(725,548)

		(2,683,377)
Singapore
IGG, Inc.	(127,000)	(94,636)
South Africa
Nampak Ltd.	(48,259)	(67,311)
Sasol Ltd. — ADR	(2,611)	(77,965)
Truworths International Ltd.	(21,589)	(129,774)
Woolworths Holdings Ltd.	(40,459)	(222,283)

		(497,333)
South Korea
Amorepacific Corp.	(115)	(17,773)
Cheil Industries Inc.	(11,845)	(1,285,214)
Coway Co. Ltd.	(5,816)	(437,353)
GS Holdings	(9,275)	(408,403)
Hyundai Motor Co.	(4,972)	(598,570)
KCC Corp.	(66)	(19,732)
KEPCO Plant Service & Engineering Co. Ltd.	(1,646)	(77,466)
Korea Aerospace Industries Ltd.	(11,700)	(624,582)
Kumho Petrochemical Co. Ltd.	(5,442)	(385,713)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	29

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
South Korea (continued)
NCSoft Corp.	(7,452)	$(1,951,023)
Samsung Biologics Co. Ltd.	(612)	(84,788)
Samsung Electro-Mechanics Co. Ltd.	(11,749)	(573,790)
Samsung Life Insurance Co. Ltd.	(467)	(44,622)
Samsung SDI Co. Ltd.	(16,504)	(1,640,115)
Samsung Techwin Co. Ltd.	(695)	(24,968)
SK Holdings Co. Ltd.	(186)	(34,656)

		(8,208,768)
Taiwan
Chunghwa Telecom Co. Ltd. — ADR	(5,996)	(189,234)
Delta Electronics, Inc.	(312,489)	(1,745,373)
Far Eastern New Century Corp.	(447,640)	(373,079)
Shin Kong Financial Holding Co. Ltd.	(1,512,000)	(388,365)
United Microelectronics Corp.	(1,239,000)	(449,918)
United Microelectronics Corp. — ADR	(3,521)	(6,373)

		(3,152,342)

	Shares	Value
Reference Entity — Short (continued)
Thailand
Advanced Info Service PCL	(573,900)	$(2,591,596)
Bangkok Dusit Medical Services PCL	(613,600)	(386,877)
IRPC PCL	(588,000)	(86,839)
Minor International PCL	(604,200)	(596,306)
Siam Commercial Bank PCL	(11,700)	(50,176)
True Corp. PCL	(696,700)	(129,605)

		(3,841,399)
Turkey
Tofas Turk Otomobil Fabrikasi	(3,130)	(21,614)
Total Reference Entity — Short		(31,136,833)
Net Value of Reference Entity — UBS AG		32,909,435

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Assets — Derivative Financial Instruments
Swap — OTC	Unrealized appreciation on OTC swaps	—	—	$16,729,581	—	—	—	$16,729,581

Liabilities — Derivative Financial Instruments
Swap — OTC	Unrealized depreciation on OTC swaps	—	—	$5,650,084	—	—	—	$5,650,084

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Futures	—	—	$920,868	—	—	—	$920,868
Swaps	—	—	4,167	—	—	—	4,167

Total	—	—	$925,035	—	—	—	$925,035

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	—	—	$354,321	—	—	—	$354,321

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$31,529,050	[1]
Total return swaps:
Average notional value	$143,443,446
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps — OTC[1]	$16,729,581	$5,650,084
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$16,729,581	$5,650,084

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities and reported in the schedule of investments.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Goldman Sachs & Co.	$3,343,543	—	—	—	$3,343,543
Morgan Stanley & Co, Inc. .	7,339,481	—	—	$(5,227,939)	2,111,542
UBS AG	6,046,557	$(208,038)	—	(3,613,864)	2,224,655

Total	$16,729,581	$(208,038)	—	$(8,841,803)	$7,679,740

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Goldman Sachs International	$5,442,046	—	—	$(4,010,000)	$1,432,046
UBS AG	208,038	$(208,038)	—	—	—

Total	$5,650,084	$(208,038)	—	$(4,010,000)	$1,432,046

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$148,882,956	—	—	$148,882,956

Derivative Financial Instruments [1]
Assets:
Equity contracts	—	$16,729,581	—	$16,729,581
Liabilities:
Equity contracts	—	(5,650,084)	—	(5,650,084)

Total	—	$11,079,497	—	$11,079,497

[1] Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	31

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Preferred Stocks
United States — 1.0%
AliphCom (a)(b)(c)
Series 6 (acquired 12/15/15, cost $0)	8,264	—
Series 8 (acquired 3/10/15, cost $1,750,010)	823,530	—
Illumio, Inc., Series C, 0.00% (acquired 3/10/15, cost $1,500,001) (a)(b)	466,730	$1,493,544
Palantir Technologies, Inc., Series I, 0.00% (acquired 6/05/14, cost $1,999,998) (a)(b)	326,264	2,688,415
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $1,499,957) (a)(b)	45,020	2,305,925
Total Long-Term Investments (Cost — $6,749,966) — 1.0%		6,487,884

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (d)(e)	610,032,932	$610,032,932
Total Short-Term Securities (Cost — $610,032,932) — 97.8%		610,032,932
Total Investments (Cost — $616,782,898) — 98.8%		616,520,816
Other assets less liabilities — 1.2%		7,787,752

Net Assets — 100.0%		$624,308,568

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $6,487,884, and an original cost of $6,749,966, which was 1.04% of its net assets.

(c)	Issuer filed for bankruptcy and/or is in default.

(d)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,044,984,235	(1,044,984,235)	—	—	$326,809	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	610,032,932	610,032,932	$610,032,932	831,740	$3,485	—
Total				$610,032,932	$1,158,549	$3,485	—

[1] Includes net capital gain distributions.

(e)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(233)	AEX Index	February 2017	$23,889,697	$255,980
368	CAC 40 Index	February 2017	$18,859,724	(402,015)
(24)	Hang Seng Index	February 2017	$3,608,553	(53,177)
60	IBEX 35 Index	February 2017	$6,050,488	(7,116)
(190)	SGX MSCI Singapore Index	February 2017	$4,546,600	10,385
(933)	OMX Stockholm 30 Index	February 2017	$16,402,245	(8,288)
(16)	Dax Index	March 2017	$4,993,766	68,509
439	FTSE100 Index	March 2017	$38,909,598	709,066
165	FTSE/MIB Index	March 2017	$16,540,878	(464,547)
6	S&P 500 E-Mini Index	March 2017	$682,350	—
44	S&P/TSX 60 Index	March 2017	$6,136,500	(10,593)
55	SPI 200 Index	March 2017	$5,792,756	(58,070)
144	TOPIX Index	March 2017	$19,347,091	(224,416)
Total				$(184,282)

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps
Reference Entity	Fixed Amount[1]		Counterparty	Effective Date	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market IX Future March 2017	CHF	2,195,488	Morgan Stanley & Co. International	1/23/17	3/17/17	CHF	27	$23,346	—	$23,346
Swiss Market IX Future March 2017	CHF	330,199	Morgan Stanley & Co. International	1/25/17	3/17/17	CHF	4	(1,535)	—	(1,535)
Swiss Market IX Future March 2017	CHF	2,942,292	Morgan Stanley & Co. International	1/20/17	3/17/17	CHF	36	15,995	—	15,995
Swiss Market IX Future March 2017	CHF	8,292,667	Morgan Stanley & Co. International	1/19/17	3/17/17	CHF	100	6,506	—	6,506
Swiss Market IX Future March 2017	CHF	1,143,643	Morgan Stanley & Co. International	1/24/17	3/17/17	CHF	14	6,808	—	6,808
Total								$51,120	—	$51,120

[1] Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short	Bank of America N.A.	3/28/17 - 7/11/17	$14,584,841	$1,621,422	[2]	$15,672,218
	Bank of America N.A.	5/01/17	(1,846,653)	2,331,754	[3]	328,928
	Deutsche Bank AG	3/01/17 - 3/23/17	12,470,041	1,365,262	[4]	13,985,353
	Goldman Sachs & Co.	3/02/17 - 8/29/18	8,473,500	6,599,604	[5]	16,060,180
	Goldman Sachs & Co.	6/14/17 - 8/29/18	14,592	243,058	[6]	236,377
	UBS AG	4/12/17 - 4/13/17	(2,490,743)	21,174,020	[7]	16,294,835
Total				$33,335,120		$62,577,891

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20—745 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Week; EUR Overnight.

GBP 1 Week; GBP Overnight

JPY Spot Next; JPY 1 Week

USD 1 Week

Garbon Intercapital Federal Funds Rate Open

Hong Kong Dollar HIBOR Fixings 1 Week; 2 Week

Tokyo Interbank Offered Rate 1 Week

[2]	Amount includes $534,045 of net dividends and financing fees.

[3]	Amount includes $156,173 of net dividends and financing fees.

[4]	Amount includes $(150,050) of net dividends and financing fees.

[5]	Amount includes $(987,076) of net dividends and financing fees.

[6]	Amount includes $21,273 of net dividends and financing fees.

[7]	Amount includes $2,388,442 of net dividends and financing fees.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	33

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of January 31, 2017, expiration dates 3/28/17 — 7/11/17:
	Shares	Value
Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	12,385	$143,626
Mineral Resources Ltd.	8,953	83,596
Regis Resources Ltd.	116,393	282,086
WorleyParsons Ltd.	2,673	20,099

		529,407
Austria
Wienerberger AG	1,268	24,477
Belgium
NV Bekaert SA	5,479	237,778
Umicore SA	603	33,777

		271,555
Bermuda
Nabors Industries Ltd.	19,007	308,864
Canada
B2Gold Corp.	12,164	36,924
Canadian Natural Resources Ltd.	14,143	427,578
Capital Power Corp.	3,725	70,650
Crescent Point Energy Corp.	1,284	14,969
Dollarama, Inc.	194	14,692
Finning International, Inc.	5,845	118,315
Inter Pipeline Ltd.	3,606	78,203
Maple Leaf Foods, Inc.	10,783	247,191
Quebecor, Inc., Class B	3,098	93,303
Saputo, Inc.	588	21,649

		1,123,474
China
FIH Mobile Ltd.	303,000	97,357
Denmark
GN Store Nord A/S	6,752	150,811
Novo Nordisk A/S, Class B	10,492	379,178
Tryg A/S	22,960	439,298

		969,287
Finland
Valmet Corp.	5,528	87,401
France
Arkema SA	931	91,947
Carrefour SA	1,916	46,872
Faurecia	6,789	294,979
Nexity SA	1,134	55,698
Peugeot SA	3,583	66,682
Plastic Omnium SA	2,838	96,283
Remy Cointreau SA	364	33,093
Sodexo SA	2,067	228,574
Technicolor SA, Registered Shares	4,410	18,908
Valeo SA	1,685	102,987

		1,036,023
Germany
Covestro AG	10,049	756,224
Hochtief AG	566	80,684
Kloeckner & Co. SE	14,161	184,917
Lanxess AG	2,532	184,257

		1,206,082
Hong Kong
Kerry Properties Ltd.	38,500	108,949
Texwinca Holdings Ltd.	58,000	37,163

		146,112

	Shares	Value
Reference Entity — Long (continued)
Ireland
CRH PLC	3,858	$133,817
Glanbia PLC	10,247	173,115
Smurfit Kappa Group PLC	21,970	578,685

		885,617
Israel
Check Point Software Technologies Ltd.	1,855	183,218
Italy
Brembo SpA	267	17,107
Mediobanca SpA	8,066	69,449
Unipol Gruppo Finanziario SpA	87,946	325,239

		411,795
Japan
Bank of Kyoto Ltd.	36,000	281,428
Chiba Bank Ltd.	40,000	261,653
Citizen Holdings Co. Ltd.	3,200	19,872
Glory Ltd.	600	18,745
Hokuhoku Financial Group, Inc.	26,100	447,143
Ito En Ltd.	2,300	76,433
Itochu Techno-Solutions Corp.	14,200	381,965
Japan Petroleum Exploration Co.	10,100	226,879
Komeri Co. Ltd.	2,400	56,513
Mitsubishi Chemical Holdings Corp.	239,300	1,669,106
Nichi-iko Pharmaceutical Co. Ltd.	2,000	29,200
Nishimatsu Construction Co. Ltd.	2,000	10,001
Nomura Real Estate Holdings, Inc.	4,700	80,841
Ono Pharmaceutical Co. Ltd.	900	18,465
Open House Co. Ltd.	3,700	86,604
ORIX Corp.	5,000	75,436
Park24 Co. Ltd.	900	24,841
Penta-Ocean Construction Co. Ltd.	26,400	128,899
Sankyo Co. Ltd.	11,100	370,615
Showa Shell Sekiyu KK	1,700	16,664
Sumitomo Mitsui Trust Holdings, Inc.	17,400	648,557
Sumitomo Real Estate Sales Co. Ltd.	2,200	50,059
Sumitomo Realty & Development Co. Ltd.	3,000	81,155
TAG Immobilien AG	5,086	68,762
TonenGeneral Sekiyu KK	106,000	1,246,571
Toppan Forms Co. Ltd.	8,900	92,314
Toppan Printing Co. Ltd.	34,000	333,742

		6,802,463
Netherlands
BE Semiconductor Industries NV	17,814	643,226
PostNL NV	41,570	182,450

		825,676
Norway
Nordic American Tankers Ltd.	1,973	17,047
Salmar ASA	636	18,001

		35,048
Portugal
CTT — Correios de Portugal SA	111,115	619,860
Jeronimo Martins SGPS SA	82,173	1,390,827
NOS SGPS SA	38,459	216,544

		2,227,231
Singapore
Venture Corp. Ltd.	34,700	251,022
Sweden
JM AB	1,704	51,384
Saab AB	2,855	116,592

		167,976

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Switzerland
Georg Fischer AG, Registered Shares	215	$177,189
IWG PLC	158,376	498,937
Straumann Holding AG, Registered Shares	1,343	541,990

		1,218,116
United Kingdom
Acacia Mining PLC	6,014	32,613
Auto Trader Group PLC	8,447	42,662
Bunzl PLC	10,915	287,726
Centrica PLC	5,611	15,885
Croda International PLC	2,338	98,727
Indivior PLC	259,157	967,798
Intertek Group PLC	3,300	141,262
Moneysupermarket.com Group PLC	173,328	719,824
Serco Group PLC	296,486	538,484
TechnipFMC PLC	1,212	39,722
Thomas Cook Group PLC	20,860	22,925
WH Smith PLC	3,678	75,616
WM Morrison Supermarkets PLC	10,026	29,890

		3,013,134
United States
Agilent Technologies, Inc.	3,026	148,183
Amdocs Ltd.	9,088	533,556
Applied Materials, Inc.	2,846	97,476
Big Lots, Inc.	37,536	1,876,800
Booz Allen Hamilton Holding Corp.	13,838	468,001
Bruker Corp.	1,957	46,440
C.R. Bard, Inc.	8,300	1,969,839
Cabot Corp.	20,535	1,137,023
Carter’s, Inc.	670	56,113
CBS Corp., Class B	35,890	2,314,546
CenterPoint Energy, Inc.	80,758	2,116,667
Cheesecake Factory, Inc.	1,766	106,419
Church & Dwight Co., Inc.	4,775	215,926
Cinemark Holdings, Inc.	9,805	416,712
CONSOL Energy, Inc.	20,565	348,371
Darden Restaurants, Inc.	7,623	558,613
DCT Industrial Trust, Inc.	7,154	319,712
Diamond Offshore Drilling, Inc.	30,141	493,710
Domino’s Pizza, Inc.	7,857	1,371,361
Dr. Pepper Snapple Group, Inc.	1,556	141,907
Dril-Quip, Inc.	8,807	547,795
Duke Realty Corp.	3,266	79,462
Eastman Chemical Co.	622	48,205
Eaton Vance Corp.	436	18,281
Energen Corp.	4,166	224,506
Equity Lifestyle Properties, Inc.	9,819	726,017
First American Financial Corp.	10,042	377,378
Gartner, Inc.	4,775	474,444
HP, Inc.	27,550	414,628
Hyatt Hotels Corp., Class A	5,253	287,392
IDEXX Laboratories, Inc.	2,685	328,456
Ingredion, Inc.	7,703	987,448
Interpublic Group of Cos., Inc.	109,102	2,567,170
Kohl’s Corp.	60,885	2,425,050
Landstar System, Inc.	1,910	161,586
Legg Mason, Inc.	32,218	1,020,988
ManpowerGroup, Inc.	70	6,682
Masimo Corp.	4,991	367,238
MasTec, Inc.	4,594	171,127
NCR Corp.	17,344	746,139
Newmont Mining Corp.	536	19,446
Norfolk Southern Corp.	2,092	245,726
Nutanix, Inc., Class A	1,694	51,277
Oceaneering International, Inc.	24,904	693,576

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
OGE Energy Corp.	468	$15,697
Oshkosh Corp.	366	25,485
Papa John’s International, Inc.	9,229	786,495
Pilgrim’s Pride Corp.	21,156	404,926
Pitney Bowes, Inc.	5,051	80,412
RPC, Inc.	4,229	91,008
Target Corp.	26,166	1,687,184
Tenneco, Inc.	887	59,828
Teradata Corp.	2,279	66,911
Texas Instruments, Inc.	5,098	385,103
VeriSign, Inc.	22,043	1,768,069
Weingarten Realty Investors	23,586	840,369
WellCare Health Plans, Inc.	8,744	1,272,602
Whiting Petroleum Corp.	4,323	47,942
Williams-Sonoma, Inc.	7,560	364,468
Xerox Corp.	76,601	530,845
Zynga, Inc., Class A	62,966	158,674

		36,313,410
Total Reference Entity — Long		58,134,745

Reference Entity — Short
Australia
Alumina Ltd.	(41,141)	(60,619)
Domino’s Pizza Enterprises Ltd.	(543)	(24,497)
Incitec Pivot Ltd.	(12,395)	(36,226)
Independence Group NL	(6,108)	(17,556)
Qube Holdings Ltd.	(379,922)	(663,105)
Vocus Communications, Ltd.	(21,628)	(66,326)

		(868,329)
Finland
Metsa Board OYJ	(3,383)	(23,108)
France
Airbus Group SE	(7,303)	(495,034)
Italy
Yoox SpA	(1,850)	(46,407)
Japan
Asics Corp.	(7,300)	(142,202)
Daikin Industries Ltd.	(1,300)	(129,041)
JGC Corp.	(81,800)	(1,419,997)
Kansai Paint Co. Ltd.	(1,100)	(21,369)
Koito Manufacturing Co. Ltd.	(2,100)	(111,396)
Kyocera Corp.	(14,300)	(744,469)
Nippon Kayaku Co. Ltd.	(10,000)	(130,695)
Nippon Paint Co. Ltd.	(1,600)	(46,671)
PanaHome Corp.	(7,000)	(59,339)
Rinnai Corp.	(200)	(16,997)
SBI Holdings, Inc.	(6,600)	(91,105)
Shimano, Inc.	(800)	(126,150)
Sugi Holdings Co. Ltd.	(600)	(27,923)
TDK Corp.	(700)	(50,314)
Terumo Corp.	(1,400)	(51,791)
TOTO Ltd.	(2,300)	(92,635)

		(3,262,094)
Netherlands
Altice NV, Class B	(11,328)	(250,010)
GrandVision NV	(2,502)	(59,663)

		(309,673)
Norway
Schibsted ASA	(5,229)	(138,270)
Schibsted ASA, B Shares	(6,667)	(165,999)

		(304,269)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	35

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Spain
Telefonica SA	(1,435)	$(13,884)
Sweden
Alfa Laval AB	(4,050)	(75,719)
United Kingdom
Antofagasta PLC	(75,482)	(797,519)
J Sainsbury PLC	(233,234)	(758,842)

		(1,556,361)
United States
Acuity Brands, Inc.	(113)	(23,417)
Advance Auto Parts, Inc.	(3,426)	(562,686)
Berkshire Hathaway, Inc., Class B	(13,121)	(2,153,681)
Callon Petroleum Co.	(11,966)	(182,841)
Cavium, Inc.	(2,218)	(146,854)
CF Industries Holdings, Inc.	(28,207)	(995,425)
Chemours Co.	(4,546)	(120,105)
Chevron Corp.	(3,187)	(354,873)
Chipotle Mexican Grill, Inc.	(1,594)	(671,775)
Colony Starwood Homes	(1,031)	(32,425)
DexCom, Inc.	(2,276)	(180,145)
Diamondback Energy, Inc.	(196)	(20,613)
Diebold, Inc.	(8,328)	(226,522)
EPAM Systems, Inc.	(3,918)	(252,163)
Exxon Mobil Corp.	(2,564)	(215,094)
First Solar, Inc.	(2,311)	(72,080)
Global Payments, Inc.	(4,962)	(383,463)
Hilton Worldwide Holdings, Inc.	(7,588)	(436,917)
Illumina, Inc.	(4,912)	(786,411)
Interactive Brokers Group, Inc., Class A	(22,562)	(842,465)
Liberty Ventures	(48,200)	(2,103,930)
LKQ Corp.	(21,384)	(682,363)
MGIC Investment Corp.	(157,731)	(1,679,835)
Monster Beverage Corp.	(66,329)	(2,825,615)
Netflix, Inc.	(148)	(20,825)
Nevro Corp.	(74,592)	(6,490,996)
New York Community Bancorp, Inc.	(57,855)	(878,817)
NuVasive, Inc.	(12,296)	(870,188)
Pandora Media, Inc.	(20,463)	(266,019)
Physicians Realty Trust	(112,729)	(2,091,123)
Post Holdings, Inc.	(200)	(16,736)
Procter & Gamble Co.	(21,171)	(1,854,580)
Radian Group, Inc.	(243,880)	(4,487,392)
Scotts Miracle-Gro Co., Class A	(1,244)	(114,411)
Snyder’s-Lance, Inc.	(14,189)	(544,574)
Tyler Technologies, Inc.	(186)	(27,160)
UniFirst Corp.	(5,517)	(705,624)
United States Steel Corp.	(13,936)	(455,847)
Walgreens Boots Alliance, Inc.	(5,051)	(413,879)
Wells Fargo & Co.	(1,672)	(94,184)
Western Digital Corp.	(1,126)	(89,776)
Workday, Inc., Class A	(882)	(73,285)
Zillow Group, Inc.	(1,711)	(60,535)

		(35,507,649)
Total Reference Entity — Short		(42,462,527)
Net Value of Reference Entity —Bank of America N.A.		15,672,218

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of January 31, 2017, expiration date 5/01/17:
Reference Entity — Long
Argentina
Adecoagro SA	1,578	18,258

	Shares	Value
Reference Entity — Long (continued)
Belgium
Euronav SA	2,487	$19,523
Bermuda
Belmond Ltd., Class A	7,129	98,737
Nabors Industries Ltd.	15,507	251,989
Seadrill Ltd.	35,011	65,470
Triton International Ltd.	4,297	104,589

		520,785
Canada
Domtar Corp.	7,576	330,995
First Majestic Silver Corp.	3,950	37,920
Precision Drilling Corp.	16,426	92,643
Shopify, Inc., Class A	2,460	125,017

		586,575
China
Hollysys Automation Technologies Ltd.	10,222	172,752
Yirendai Ltd. — ADR	1,588	33,554

		206,306
Germany
Deutsche Bank AG	7,142	142,197
Ireland
Allegion PLC	6,676	438,413
Israel
Caesarstone Ltd.	752	22,823
CyberArk Software Ltd.	838	44,464
Orbotech Ltd.	21,650	755,368
Taro Pharmaceutical Industries Ltd.	648	67,710
Tower Semiconductor Ltd.	31,799	674,457
Wix.com Ltd.	7,631	401,009

		1,965,831
Ivory Coast
Fabrinet	8,861	373,314
Netherlands
Aegon NV	64,234	352,003
QIAGEN NV	3,288	95,286

		447,289
Norway
Nordic American Tankers Ltd.	6,787	58,640
Panama
Copa Holdings SA, Class A	1,610	156,959
Switzerland
UBS Group AG	15,022	242,005
United Kingdom
Atlassian Corp. PLC, Class A	1,425	39,373
Coca-Cola European Partners PLC	28,198	973,677
Delphi Automotive PLC	6,216	435,493
Ferroglobe PLC	13,781	144,838
Pentair PLC	6,548	383,909
Travelport Worldwide Ltd.	6,731	96,657

		2,073,947
United States
2U, Inc.	2,281	77,645
A. Schulman, Inc.	2,195	75,728
Accelerate Diagnostics, Inc.	2,588	54,219
Accenture PLC, Class A	458	52,152
ACCO Brands Corp.	13,327	169,919
Activision Blizzard, Inc.	34,136	1,372,609
Acxiom Corp.	7,907	206,373
Advanced Energy Industries, Inc.	28,567	1,680,882
Affiliated Managers Group, Inc.	1,415	215,589

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Alarm.com Holdings, Inc.	1,067	$28,905
Albemarle Corp.	4,747	439,762
Alliant Energy Corp.	17,456	657,218
Allison Transmission Holdings, Inc.	24,927	871,946
Amdocs Ltd.	42,651	2,504,040
American Campus Communities, Inc.	1,850	89,947
American Eagle Outfitters, Inc.	15,267	230,684
American Tower Corp.	9,296	962,136
American Water Works Co., Inc.	2,531	185,877
AMN Healthcare Services, Inc.	2,127	76,253
Amphastar Pharmaceuticals, Inc.	8,014	126,221
Amphenol Corp., Class A	19,784	1,335,222
AmTrust Financial Services, Inc.	3,399	89,700
Analog Devices, Inc.	7,632	571,942
Analogic Corp.	328	25,469
Andersons, Inc.	3,367	127,104
Anixter International, Inc.	6,466	552,843
AO Smith Corp.	11,443	557,846
Aon PLC	12,095	1,363,106
Applied Industrial Technologies, Inc.	4,605	278,372
Applied Materials, Inc.	34,816	1,192,448
Aptargroup, Inc.	14,546	1,061,422
Aramark	12,441	421,003
Archer-Daniels-Midland Co.	21,477	950,572
Archrock, Inc.	1,049	15,315
Armstrong World Industries, Inc.	11,629	464,579
ARRIS International PLC	1,028	29,380
Ascena Retail Group, Inc.	9,273	44,603
Aspen Technology, Inc.	745	39,567
Astec Industries, Inc.	3,606	252,348
Atlas Air Worldwide Holdings, Inc.	252	13,293
Atmos Energy Corp.	28,891	2,200,916
AutoZone, Inc.	826	598,833
Bank of the Ozarks, Inc.	1,521	83,457
Bankrate, Inc.	10,721	116,859
BankUnited, Inc.	15,050	574,910
Barnes & Noble, Inc.	9,437	96,257
Barracuda Networks, Inc.	8,697	204,293
Beacon Roofing Supply, Inc.	4,545	198,935
Belden, Inc.	6,962	532,384
Bio-Techne Corp.	5,571	566,849
Bloomin’ Brands, Inc.	6,140	105,055
Booz Allen Hamilton Holding Corp.	15,632	528,674
BorgWarner, Inc.	1,655	67,574
Briggs & Stratton Corp.	9,923	214,932
Bright Horizons Family Solutions, Inc.	9,885	700,451
Bristol-Myers Squibb Co.	4,007	196,984
Bruker Corp.	19,932	472,986
Builders FirstSource, Inc.	11,747	126,398
Bunge Ltd.	5,019	347,365
BWX Technologies, Inc.	5,732	237,821
Cabot Corp.	3,120	172,754
Cadence Design Systems, Inc.	11,674	303,874
CalAtlantic Group, Inc.	539	18,795
Callaway Golf Co.	61,095	692,206
Callon Petroleum Co.	4,440	67,843
Camping World Holdings, Inc., Class A	2,993	94,220
Cantel Medical Corp.	4,969	384,650
Capella Education Co.	1,782	152,361
Carlisle Cos., Inc.	8,029	876,044
Carrizo Oil & Gas, Inc.	849	30,021
Carter’s, Inc.	530	44,388
CBRE Group, Inc., Class A	5,112	155,200
CBS Corp., Class B	10,741	692,687
Central Garden and Pet Co., Class A	3,041	93,602
Charles River Laboratories International, Inc.	690	55,752

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Cheesecake Factory, Inc.	1,130	$68,094
Chico’s FAS, Inc.	2,995	40,403
Choice Hotels International, Inc.	6,273	348,152
Church & Dwight Co., Inc.	61,585	2,784,874
Cimarex Energy Co.	415	56,112
Cincinnati Financial Corp.	16,109	1,136,973
Cinemark Holdings, Inc.	7,556	321,130
Cirrus Logic, Inc.	834	50,307
Cisco Systems, Inc.	29,993	921,385
Citigroup, Inc.	1,867	104,235
Citizens Financial Group, Inc.	22,995	831,729
Citrix Systems, Inc.	417	38,026
Cliffs Natural Resources, Inc.	10,148	88,998
ClubCorp Holdings, Inc.	7,383	121,820
CME Group, Inc.	7,318	886,063
CMS Energy Corp.	67,627	2,880,910
CNA Financial Corp.	6,239	259,854
CNO Financial Group, Inc.	4,097	77,474
Coca-Cola Co.	40,748	1,693,894
Coeur Mining, Inc.	7,809	90,975
Cognex Corp.	816	55,129
Coherent, Inc.	669	105,521
Colfax Corp.	3,000	117,000
Columbia Sportswear Co.	7,108	386,462
CommScope Holding Co., Inc.	26,507	1,002,495
CONMED Corp.	1,426	63,585
Consolidated Communications Holdings, Inc.	2,274	59,829
Continental Building Products, Inc.	1,804	41,943
Continental Resources, Inc.	1,269	61,623
Cooper-Standard Holding, Inc.	913	96,121
Corning, Inc.	49,258	1,304,844
Crane Co.	21,343	1,537,550
CSG Systems International, Inc.	8,189	396,348
Curtiss-Wright Corp.	2,485	243,679
Cynosure, Inc., Class A	2,076	110,858
Dana, Inc.	18,529	373,174
Danaher Corp.	7,011	588,363
Darling Ingredients, Inc.	1,405	16,860
Delek U.S. Holdings, Inc.	10,563	236,611
Dentsply Sirona, Inc.	11,891	674,220
Dermira, Inc.	7,405	218,003
DigitalGlobe, Inc.	2,287	64,150
Discovery Communications, Inc., Class A	658	18,654
Dolby Laboratories, Inc., Class A	1,342	64,295
Dr. Pepper Snapple Group, Inc.	6,165	562,248
Dun & Bradstreet Corp.	4,035	494,772
Dunkin’ Brands Group, Inc.	12,390	642,669
E*Trade Financial Corp.	6,999	262,113
E.I. du Pont de Nemours & Co.	7,960	600,980
Eagle Bancorp, Inc.	8,740	535,325
East West Bancorp, Inc.	2,163	111,265
Eaton Corp. PLC	13,839	979,524
Edison International	10,853	790,967
Electronic Arts, Inc.	9,980	832,631
Ellie Mae, Inc.	728	60,235
EMCOR Group, Inc.	5,103	355,628
Energen Corp.	3,325	179,184
EnerSys	15,018	1,170,653
EnPro Industries, Inc.	342	23,225
Ensign Group, Inc.	15,014	305,385
Envision Healthcare Corp.	234	15,912
EQT Corp.	6,888	417,619
Equifax, Inc.	12,045	1,412,638
Estee Lauder Cos., Inc., Class A	20,552	1,669,028
Ethan Allen Interiors, Inc.	7,224	210,218
Etsy, Inc.	4,633	58,422

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	37

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Euronet Worldwide, Inc.	7,659	$547,772
Eversource Energy	924	51,116
Expeditors International of Washington, Inc.	17,820	928,066
Express, Inc.	22,235	236,358
Extended Stay America, Inc.	3,575	57,951
Fastenal Co.	16,273	808,443
FCB Financial Holdings, Inc., Class A	14,415	676,784
Ferro Corp.	14,794	209,187
Fidelity National Information Services, Inc.	22,460	1,783,773
First American Financial Corp.	26,915	1,011,466
First Horizon National Corp.	25,796	515,920
First Industrial Realty Trust, Inc.	24,492	633,118
Fitbit, Inc., Series A	5,172	31,084
FleetCor Technologies, Inc.	6,175	910,751
FLIR Systems, Inc.	2,849	100,655
Flowserve Corp.	2,152	105,792
Fluor Corp.	6,824	378,732
Foot Locker, Inc.	968	66,347
Fortinet, Inc.	1,290	42,905
Fortive Corp.	312	17,257
Fortune Brands Home & Security, Inc.	1,561	86,058
Forum Energy Technologies, Inc.	5,350	116,095
Forward Air Corp.	4,764	229,577
Garmin Ltd.	13,199	637,380
Gigamon, Inc.	2,380	78,897
Gogo, Inc.	14,903	136,362
Gramercy Property Trust	3,833	100,961
Great Plains Energy, Inc.	1,725	47,524
Great Western Bancorp, Inc.	9,166	391,847
Greif, Inc., Class A	310	17,850
Groupon, Inc.	17,515	60,427
Halcon Resources Corp.	5,048	42,605
Hanesbrands, Inc.	16,547	392,329
Harris Corp.	2,561	263,040
Hasbro, Inc.	16,561	1,366,448
Healthcare Realty Trust, Inc.	588	17,763
HealthSouth Corp.	4,983	193,440
Helix Energy Solutions Group, Inc.	8,165	69,239
Helmerich & Payne, Inc.	7,549	537,187
Henry Schein, Inc.	7,785	1,244,510
Hersha Hospitality Trust	6,785	135,632
Hexcel Corp.	4,735	243,142
Hibbett Sports, Inc.	8,728	288,024
Hilltop Holdings, Inc.	15,332	419,790
Hilton Grand Vacations, Inc.	1,868	54,788
HollyFrontier Corp.	1,281	37,111
Hologic, Inc.	15,826	641,428
Home Depot, Inc.	8,608	1,184,289
Hormel Foods Corp.	29,183	1,059,343
Hospitality Properties Trust	20,127	626,554
Host Hotels & Resorts, Inc.	1,108	20,022
Howard Hughes Corp.	584	62,260
Hub Group, Inc., Class A	4,098	181,746
HubSpot, Inc.	6,656	341,453
Hyatt Hotels Corp., Class A	10,227	559,519
IDEXX Laboratories, Inc.	5,511	674,161
II-VI, Inc.	7,468	272,582
Imperva, Inc.	3,708	154,809
Ingersoll-Rand PLC	8,613	683,442
Ingredion, Inc.	10,728	1,375,222
Innophos Holdings, Inc.	167	8,123
Innospec, Inc.	2,901	206,986
Inogen, Inc.	1,496	96,298
Inphi Corp.	413	18,924
Insight Enterprises, Inc.	1,834	68,096
Integra LifeSciences Holdings Corp.	549	22,910

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Intercontinental Exchange, Inc.	22,316	$1,302,362
International Flavors & Fragrances, Inc.	2,835	332,290
Interpublic Group of Cos., Inc.	56,992	1,341,022
Intuit, Inc.	2,467	292,537
Invesco Mortgage Capital, Inc.	1,484	21,622
Itron, Inc.	3,656	225,575
ITT, Inc.	1,568	64,084
Jacobs Engineering Group, Inc.	9,842	576,249
JC Penney Co., Inc.	2,895	19,252
Jones Lang LaSalle, Inc.	2,949	303,835
Kellogg Co.	38,794	2,820,712
KeyCorp	14,757	265,183
Kimco Realty Corp.	6,175	153,696
Kite Realty Group Trust	30,206	725,548
KLA-Tencor Corp.	502	42,725
Knoll, Inc.	18,415	480,816
Kohl’s Corp.	8,438	336,086
Kraton Corp.	1,410	37,873
L3 Technologies, Inc.	4,211	668,244
Laredo Petroleum, Inc.	3,827	51,856
LCI Industries	2,114	232,012
LegacyTexas Financial Group, Inc.	3,091	127,720
Liberty Expedia Holdings, Inc., Class A	343	15,095
Liberty Property Trust	23,209	890,994
LifePoint Health, Inc.	412	24,452
Littelfuse, Inc.	253	39,901
Louisiana-Pacific Corp.	7,802	149,252
Lowe’s Cos., Inc.	10,893	796,060
LPL Financial Holdings, Inc.	2,869	112,752
Luxoft Holding, Inc.	151	8,886
Lydall, Inc.	1,326	80,886
Macerich Co.	1,050	72,125
Madison Square Garden Co., Class A	3,991	701,099
Magellan Health, Inc.	1,359	101,857
Manitowoc Foodservice, Inc.	1,826	35,023
ManpowerGroup, Inc.	8,499	811,315
Mantech International Corp., Class A	3,463	134,849
Marriott International, Inc., Class A	435	36,801
Marsh & McLennan Cos., Inc.	11,209	762,436
MasTec, Inc.	16,720	622,820
MAXIMUS, Inc.	6,895	380,190
McCormick & Co., Inc.	1,761	168,264
McDermott International, Inc.	26,001	210,608
Media General, Inc. CVR	3,231	436
Medidata Solutions, Inc.	1,812	89,766
Medpace Holdings, Inc.	1,083	37,786
Meritage Homes Corp.	444	16,317
Meritor, Inc.	7,066	101,962
MetLife, Inc.	434	23,614
MINDBODY, Inc., Class A	659	16,047
Mobile Mini, Inc.	16,741	544,920
Molson Coors Brewing Co., Class B	9,981	963,366
Monolithic Power Systems, Inc.	1,143	99,715
Morningstar, Inc.	2,321	176,744
Mosaic Co.	4,685	146,968
MRC Global, Inc.	3,855	79,220
MSCI, Inc.	5,874	486,074
Mueller Water Products, Inc., Series A	33,888	456,132
Nasdaq, Inc.	1,286	90,714
National Retail Properties, Inc.	5,226	227,854
Natus Medical, Inc.	7,296	284,909
Navistar International Corp.	996	27,161
NCR Corp.	5,817	250,247
New Senior Investment Group, Inc.	19,367	193,864
Newmont Mining Corp.	648	23,509
NextEra Energy, Inc.	3,880	480,034

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Nielsen Holdings PLC	33,928	$1,387,994
NiSource, Inc.	58,490	1,308,421
Nordstrom, Inc.	1,101	48,686
Norfolk Southern Corp.	3,054	358,723
Northwest Bancshares, Inc.	2,690	45,918
NorthWestern Corp.	31,341	1,789,885
NOW, Inc.	7,452	158,430
NRG Yield, Inc., Class C	6,224	105,497
Nuance Communications, Inc.	32,093	508,995
Nucor Corp.	736	42,754
NVIDIA Corp.	3,474	379,291
NxStage Medical, Inc.	1,826	49,119
O’Reilly Automotive, Inc.	4,836	1,268,338
Occidental Petroleum Corp.	563	38,155
Oclaro, Inc.	6,875	67,444
Oil States International, Inc.	1,323	52,259
Old Dominion Freight Line, Inc.	1,889	166,761
Omnicell, Inc.	2,255	80,955
On Assignment, Inc.	535	24,225
OSI Systems, Inc.	5,554	414,717
Owens Corning	5,377	297,079
Panera Bread Co., Class A	1,185	247,736
Papa John’s International, Inc.	338	28,804
Parsley Energy, Inc., Class A	1,907	67,165
Paylocity Holding Corp.	13,834	426,917
Penn National Gaming, Inc.	5,570	76,755
Penske Automotive Group, Inc.	3,728	202,654
PepsiCo, Inc.	489	50,748
Performance Food Group Co.	6,496	143,886
PerkinElmer, Inc.	631	33,563
Philip Morris International, Inc.	2,394	230,135
Pilgrim’s Pride Corp.	5,106	97,729
Pinnacle Foods, Inc.	5,362	285,205
Pioneer Natural Resources Co.	543	97,865
Pitney Bowes, Inc.	24,738	393,829
Planet Fitness, Inc., Class A	4,631	97,436
Power Integrations, Inc.	4,329	307,359
PRA Health Sciences, Inc.	509	29,822
Praxair, Inc.	19,598	2,321,187
Priceline Group, Inc.	204	321,327
Proofpoint, Inc.	1,033	82,805
Public Service Enterprise Group, Inc.	2,788	123,369
Pure Storage, Inc., Class A	17,888	203,387
Q2 Holdings, Inc.	5,076	161,163
QTS Realty Trust, Inc., Class A	6,020	303,348
Quad/Graphics, Inc.	3,856	100,989
QUALCOMM, Inc.	9,843	525,911
Ramco-Gershenson Properties Trust	6,310	102,601
Range Resources Corp.	2,319	74,996
Rayonier, Inc.	2,984	83,224
Red Rock Resorts, Inc., Class A	7,317	171,803
Redwood Trust, Inc.	8,392	130,076
Regal Entertainment Group, Class A	11,654	264,080
Regal-Beloit Corp.	743	53,942
Regency Centers Corp.	4,302	299,978
Reliance Steel & Aluminum Co.	5,663	451,058
Rockwell Collins, Inc.	4,475	406,151
Rogers Corp.	1,991	159,180
Rollins, Inc.	1,159	40,866
Roper Technologies, Inc.	5,135	985,150
Ross Stores, Inc.	3,763	248,772
RPC, Inc.	4,185	90,061
Sabre Corp.	1,864	45,668
Saia, Inc.	4,677	224,730
SBA Communications Corp.	812	85,471
Scorpio Tankers, Inc.	11,996	45,945

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Sears Holdings Corp.	14,028	$97,915
Select Comfort Corp.	5,849	118,033
Sempra Energy	318	32,560
Shutterstock, Inc.	1,420	76,396
Sirius XM Holdings, Inc.	59,390	280,321
Six Flags Entertainment Corp.	2,416	143,945
Sotheby’s	2,297	91,214
Spirit Aerosystems Holdings, Inc., Class A	1,110	66,656
Spirit Airlines, Inc.	2,487	134,397
Sprint Corp.	25,142	232,061
STAG Industrial, Inc.	37,786	874,368
STORE Capital Corp.	2,135	50,514
Summit Hotel Properties, Inc.	20,969	331,939
Swift Transportation Co.	5,857	133,715
Synchronoss Technologies, Inc.	8,963	345,255
Synopsys, Inc.	17,613	1,107,682
T-Mobile U.S., Inc.	3,735	232,578
Take-Two Interactive Software, Inc.	7,034	377,374
Tallgrass Energy GP LP	8,349	225,173
Targa Resources Corp.	1,034	59,579
Target Corp.	19,946	1,286,118
Taylor Morrison Home Corp., Class A	17,646	342,332
TEGNA, Inc.	1,508	34,548
Teladoc, Inc.	1,097	21,940
Teledyne Technologies, Inc.	4,785	587,933
Teleflex, Inc.	378	63,402
Tenneco, Inc.	6,149	414,750
Terex Corp.	5,466	173,819
Tesoro Corp.	3,226	260,822
Texas Instruments, Inc.	6,386	482,398
Texas Roadhouse, Inc.	7,476	348,681
TherapeuticsMD, Inc.	22,494	130,690
Thermo Fisher Scientific, Inc.	4,228	644,305
TiVo Corp.	6,029	113,948
TJX Cos., Inc.	15,230	1,141,032
Tractor Supply Co.	4,143	305,215
TransUnion	9,310	293,544
Triumph Group, Inc.	6,773	181,178
Tronox Ltd., Class A	7,626	95,478
TTM Technologies, Inc.	4,118	61,070
Tupperware Brands Corp.	3,493	210,837
Two Harbors Investment Corp.	44,059	386,397
Tyson Foods, Inc., Class A	11,673	732,948
U.S. Foods Holding Corp.	3,826	104,067
U.S. Silica Holdings, Inc.	1,079	63,812
Ubiquiti Networks, Inc.	4,962	309,629
Unit Corp.	2,064	53,664
United Community Banks, Inc.	18,942	532,838
Universal Corp.	3,476	236,368
Universal Health Services, Inc., Class B	587	66,114
Unum Group	5,285	240,098
Valero Energy Corp.	3,297	216,811
Varex Imaging Corp.	136	3,910
Ventas, Inc.	15,357	947,066
VEREIT, Inc.	54,711	466,685
VF Corp.	20,500	1,055,340
ViaSat, Inc.	9,248	600,288
Viavi Solutions, Inc.	29,358	262,754
Vishay Intertechnology, Inc.	13,895	230,657
Vonage Holdings Corp.	30,728	217,862
Voya Financial, Inc.	8,710	350,316
Vulcan Materials Co.	1,612	206,868
VWR Corp.	1,384	35,859
Waddell & Reed Financial, Inc., Class A	7,466	134,761
Waste Management, Inc.	14,404	1,001,078
Watsco, Inc.	2,623	400,637

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	39

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Weingarten Realty Investors	55,857	$1,990,185
WellCare Health Plans, Inc.	841	122,399
Welltower, Inc.	7,376	489,029
Weyerhaeuser Co.	3,836	120,182
Williams Cos., Inc.	8,870	255,811
Windstream Holdings, Inc.	31,524	254,714
Winnebago Industries, Inc.	7,367	231,324
Wintrust Financial Corp.	1,436	102,818
World Fuel Services Corp.	515	22,907
WR Grace & Co.	1,371	95,065
Wyndham Worldwide Corp.	4,211	332,922
Xcel Energy, Inc.	14,309	591,248
Xylem, Inc.	43,250	2,132,657
Zayo Group Holdings, Inc.	4,052	129,502
Zimmer Biomet Holdings, Inc.	1,438	170,159
Zoetis, Inc.	270	14,834
Zynga, Inc., Class A	115,726	291,630

		157,702,348
Total Reference Entity — Long		164,952,390

Reference Entity — Short
Australia
InterOil Corp.	(2,137)	(102,213)
Bermuda
Axis Capital Holdings Ltd.	(9,549)	(611,231)
Helen of Troy Ltd.	(3,672)	(342,598)
Kosmos Energy Ltd.	(3,166)	(20,706)
Marvell Technology Group Ltd.	(1,385)	(20,595)
RenaissanceRe Holdings Ltd.	(2,522)	(343,799)

		(1,338,929)
Canada
Lululemon Athletica, Inc.	(2,745)	(185,315)
China
Sohu.com, Inc.	(1,481)	(58,751)
India
MakeMyTrip, Ltd.	(1,437)	(47,996)
Ireland
Endo International PLC	(3,185)	(38,984)
Jazz Pharmaceuticals PLC	(4,364)	(532,059)
Medtronic PLC	(7,238)	(550,233)
Perrigo Co. PLC	(465)	(35,410)

		(1,156,686)
Israel
Mellanox Technologies, Ltd.	(1,140)	(53,979)
Italy
Rizzoli Corriere Della Sera Mediagroup SpA	(934)	(806)
Mexico
Southern Copper Corp.	(7,510)	(288,084)
Netherlands
ASML Holding NV	(1,531)	(185,863)
Cimpress NV	(2,200)	(185,658)
Koninklijke Philips NV	(27,968)	(821,700)

		(1,193,221)
Norway
Ship Finance International Ltd.	(29,920)	(448,800)
Russia
Yandex NV	(9,972)	(230,752)

	Shares	Value
Reference Entity — Short (continued)
Singapore
Broadcom Ltd.	(4,565)	$(910,717)
Spain
Atlantica Yield PLC	(966)	(20,672)
Switzerland
Transocean Ltd.	(24,093)	(336,579)
Weatherford International PLC	(24,324)	(126,728)

		(463,307)
United Kingdom
Ensco PLC, Class A	(51,467)	(562,020)
Fiat Chrysler Automobiles NV	(8,759)	(96,262)
Liberty Global PLC	(10,906)	(397,851)
LivaNova PLC	(2,516)	(121,032)
Noble Corp. PLC	(12,875)	(86,906)
STERIS PLC	(3,928)	(278,220)

		(1,542,291)
United States
3D Systems Corp.	(1,127)	(18,584)
AAR Corp.	(434)	(13,884)
Abbott Laboratories	(5,552)	(231,907)
Actuant Corp.	(2,491)	(65,140)
Acuity Brands, Inc.	(2,721)	(563,873)
Adtran, Inc.	(2,483)	(54,378)
Advanced Drainage Systems, Inc.	(7,964)	(191,932)
Advisory Board Co.	(11,569)	(526,390)
AES Corp.	(11,352)	(129,867)
AGNC Investment Corp. REIT	(12,398)	(231,471)
Agree Realty Corp.	(16,729)	(784,590)
Air Methods Corp.	(1,691)	(60,369)
AK Steel Holding Corp.	(6,073)	(49,070)
Akorn, Inc.	(10,436)	(199,328)
Alexander & Baldwin, Inc.	(7,740)	(344,585)
Alexandria Real Estate Equities, Inc.	(1,607)	(178,088)
Allegheny Technologies, Inc.	(6,363)	(138,268)
Allegiant Travel Co.	(2,242)	(385,624)
Allergan PLC	(1,246)	(272,737)
ALLETE, Inc.	(1,476)	(96,457)
Alliance Data Systems Corp.	(4,824)	(1,101,705)
Alphabet, Inc., Class A Class A	(919)	(753,755)
Altria Group, Inc.	(31,886)	(2,269,645)
Ambarella, Inc.	(1,552)	(76,995)
Amedisys, Inc.	(5,366)	(245,870)
AMERCO, Inc.	(553)	(208,299)
Ameren Corp.	(7,631)	(401,772)
American Electric Power Co., Inc.	(408)	(26,136)
American Express Co.	(4,006)	(305,978)
American Financial Group, Inc.	(1,096)	(94,442)
American Homes 4 Rent	(3,085)	(68,734)
American States Water Co.	(18,852)	(825,341)
American Woodmark Corp.	(417)	(29,690)
AmerisourceBergen Corp.	(1,905)	(166,268)
AMETEK, Inc.	(3,698)	(188,968)
Annaly Capital Management, Inc.	(2,841)	(29,035)
ANSYS, Inc.	(4,822)	(449,700)
Antero Resources Corp.	(1,086)	(26,509)
Apogee Enterprises, Inc.	(7,156)	(408,464)
Apple Hospitality REIT, Inc.	(1,526)	(30,551)
Apple, Inc.	(4,785)	(580,660)
Arch Capital Group Ltd.	(3,296)	(291,202)
Arch Coal, Inc.	(275)	(19,797)
Arconic, Inc.	(7,842)	(178,719)
Argan, Inc.	(3,320)	(244,850)
Arista Networks, Inc.	(2,571)	(241,674)
Arthur J Gallagher & Co.	(3,096)	(166,658)

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Artisan Partners Asset Management, Inc.	(8,202)	$(237,448)
Ashland Global Holdings, Inc.	(1,931)	(229,847)
Assurant, Inc.	(9,339)	(907,097)
AT&T, Inc.	(43,100)	(1,817,096)
athenahealth, Inc.	(1,838)	(231,570)
Atwood Oceanics, Inc.	(2,424)	(29,476)
Automatic Data Processing, Inc.	(5,710)	(576,653)
Avalonbay Communities, Inc.	(3,939)	(682,668)
Avangrid, Inc.	(18,740)	(727,112)
Avis Budget Group, Inc.	(3,965)	(147,577)
Avista Corp.	(3,650)	(141,036)
Avnet, Inc.	(22,624)	(1,050,659)
AZZ, Inc.	(2,273)	(135,357)
B&G Foods, Inc.	(5,088)	(225,653)
Badger Meter, Inc.	(12,015)	(463,178)
Balchem Corp.	(10,939)	(932,440)
Ball Corp.	(7,098)	(541,293)
BancorpSouth, Inc.	(20,996)	(623,581)
Bed Bath & Beyond, Inc.	(37,794)	(1,524,988)
Beneficial Bancorp, Inc.	(6,760)	(120,666)
Berry Plastics Group, Inc.	(3,073)	(156,815)
Blackbaud, Inc.	(9,418)	(617,915)
Blackhawk Network Holdings, Inc.	(1,288)	(45,982)
Blue Buffalo Pet Products, Inc.	(3,631)	(88,052)
BNC Bancorp	(4,318)	(152,209)
Bob Evans Farms, Inc.	(863)	(48,699)
Boeing Co.	(1,954)	(319,323)
Boston Beer Co., Inc.	(1,110)	(170,607)
Boston Properties, Inc.	(127)	(16,624)
Brandywine Realty Trust	(1,383)	(22,266)
Brinker International, Inc.	(1,286)	(57,227)
Brookdale Senior Living, Inc.	(13,825)	(206,960)
Brown & Brown, Inc.	(6,741)	(283,998)
Burlington Stores, Inc.	(1,157)	(96,841)
Cable One, Inc.	(863)	(545,744)
Cabot Microelectronics Corp.	(778)	(52,523)
Caesars Entertainment Corp.	(3,618)	(32,381)
Cal-Maine Foods, Inc.	(1,179)	(49,164)
Caleres, Inc.	(492)	(15,129)
California Water Service Group	(4,299)	(148,315)
Calpine Corp.	(12,690)	(149,742)
Camden Property Trust	(181)	(15,126)
Capstead Mortgage Corp.	(16,089)	(171,670)
Carnival Corp.	(13,425)	(743,477)
Carpenter Technology Corp.	(1,394)	(55,788)
Casey’s General Stores, Inc.	(3,090)	(355,041)
Cavium, Inc.	(3,548)	(234,913)
CBL & Associates Properties, Inc.	(3,848)	(41,751)
CBOE Holdings, Inc.	(5,679)	(452,162)
Centene Corp.	(849)	(53,716)
Centennial Resource Development, Inc.	(1,319)	(24,098)
Cerner Corp.	(5,473)	(293,955)
CF Industries Holdings, Inc.	(11,592)	(409,082)
CH Robinson Worldwide, Inc.	(19,040)	(1,448,182)
Chemed Corp.	(244)	(40,526)
Chemical Financial Corp.	(5,241)	(259,063)
Chemours Co.	(5,769)	(152,417)
Chesapeake Lodging Trust	(9,251)	(236,826)
Chevron Corp.	(7,411)	(825,215)
Chipotle Mexican Grill, Inc.	(347)	(146,240)
Ciena Corp.	(3,751)	(91,299)
Cintas Corp.	(7,366)	(855,266)
CIRCOR International, Inc.	(1,186)	(73,864)
Clean Harbors, Inc.	(6,218)	(345,099)
Clearwater Paper Corp.	(2,895)	(182,095)
Coca-Cola Bottling Co. Consolidated	(81)	(13,676)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Colony Northstar, Inc. Class A	(21,660)	$(301,507)
Colony Starwood Homes	(29,446)	(926,077)
Commerce Bancshares, Inc.	(5,166)	(292,034)
Commercial Metals Co.	(7,247)	(148,056)
Communications Sales & Leasing, Inc.	(2,661)	(69,931)
Community Bank System, Inc.	(10,049)	(586,460)
comScore, Inc.	(14,177)	(475,638)
ConAgra Foods, Inc.	(12,906)	(504,496)
Constellation Brands, Inc.	(8,782)	(1,315,192)
Core-Mark Holding Co., Inc.	(5,859)	(204,655)
CoreSite Realty Corp.	(1,617)	(139,272)
Corporate Office Properties Trust	(20,404)	(649,255)
CoStar Group, Inc.	(252)	(50,929)
Costco Wholesale Corp.	(2,740)	(449,223)
Cotiviti Holdings, Inc.	(1,344)	(45,508)
Coty, Inc., Class A	(4,651)	(89,299)
Cousins Properties, Inc.	(8,885)	(75,522)
Covanta Holding Corp.	(2,088)	(33,617)
CSRA, Inc.	(3,038)	(94,239)
CSX Corp.	(10,486)	(486,446)
Cubic Corp.	(5,990)	(284,824)
CVB Financial Corp.	(14,040)	(316,462)
Cypress Semiconductor Corp.	(16,451)	(194,122)
Dean Foods Co.	(13,340)	(264,932)
Deckers Outdoor Corp.	(4,899)	(282,182)
Deere & Co.	(4,133)	(442,438)
DexCom, Inc.	(4,466)	(353,484)
Digital Realty Trust, Inc.	(626)	(67,376)
Dollar General Corp.	(7,135)	(526,706)
Dorman Products, Inc.	(4,916)	(339,302)
Douglas Emmett, Inc.	(594)	(22,477)
Dril-Quip, Inc.	(7,710)	(479,562)
DTE Energy Co.	(4,950)	(488,268)
DuPont Fabros Technology, Inc.	(10,067)	(477,981)
Dynegy, Inc.	(2,701)	(25,795)
Eagle Materials, Inc.	(1,500)	(156,870)
EastGroup Properties, Inc.	(1,241)	(87,826)
EchoStar Corp.	(7,445)	(379,174)
El Paso Electric Co.	(10,122)	(464,600)
Electronics For Imaging, Inc.	(1,343)	(60,354)
Emerson Electric Co.	(12,341)	(723,923)
Enbridge Energy Management LLC	(41)	(772)
Endurance International Group Holdings, Inc.	(4,188)	(32,248)
Envestnet, Inc.	(1,045)	(39,501)
Equity LifeStyle Properties, Inc.	(439)	(32,460)
EW Scripps Co.	(12,281)	(239,234)
Exxon Mobil Corp.	(361)	(30,284)
F5 Networks, Inc.	(2,139)	(286,690)
FactSet Research Systems, Inc.	(3,724)	(644,438)
FedEx Corp.	(3,854)	(728,830)
Fiesta Restaurant Group, Inc.	(6,459)	(169,872)
Finisar Corp.	(826)	(24,425)
First Republic Bank	(263)	(24,809)
First Solar, Inc.	(9,664)	(301,420)
Five Below, Inc.	(12,146)	(484,018)
Flex Ltd.	(3,344)	(52,400)
Flowers Foods, Inc.	(30,832)	(620,032)
Forest City Realty Trust, Inc.	(7,421)	(168,011)
Franklin Electric Co., Inc.	(2,045)	(82,516)
Freeport-McMoRan, Inc.	(13,514)	(225,008)
Fresh Del Monte Produce, Inc.	(14,738)	(843,751)
FTI Consulting, Inc.	(11,309)	(476,561)
Fulton Financial Corp.	(9,660)	(175,812)
G-III Apparel Group Ltd.	(4,938)	(129,672)
GameStop Corp., Class A	(2,371)	(58,066)
Gaming and Leisure Properties, Inc.	(12,704)	(401,828)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	41

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
General Dynamics Corp.	(6,857)	$(1,241,666)
General Electric Co.	(74,559)	(2,214,402)
General Mills, Inc.	(36,112)	(2,256,278)
Genesco, Inc.	(3,613)	(217,503)
Gentex Corp.	(53,783)	(1,123,527)
Global Payments, Inc.	(8,077)	(624,191)
Globus Medical, Inc.	(2,865)	(75,521)
Graco, Inc.	(7,764)	(695,577)
Green Dot Corp., Class A	(3,728)	(99,910)
Greenbrier Cos., Inc.	(4,106)	(179,637)
GrubHub, Inc.	(1,604)	(66,646)
Guidewire Software, Inc.	(541)	(28,311)
Gulfport Energy Corp.	(785)	(16,406)
H&R Block, Inc.	(23,534)	(505,040)
Hancock Holding Co.	(7,552)	(346,259)
Hanover Insurance Group, Inc.	(835)	(70,090)
Hawaiian Electric Industries, Inc.	(22,487)	(752,865)
HB Fuller Co.	(7,733)	(381,778)
HCA Holdings, Inc.	(8,870)	(712,084)
Healthcare Services Group, Inc.	(3,323)	(132,089)
HEICO Corp.	(1,950)	(150,052)
Herman Miller, Inc.	(14,632)	(456,518)
Hertz Global Holdings, Inc.	(9,039)	(189,548)
Hewlett Packard Enterprise Co.	(6,533)	(148,168)
Hillenbrand, Inc.	(23,631)	(863,713)
Hope Bancorp, Inc.	(2,411)	(50,414)
Horizon Pharma PLC	(1,060)	(17,352)
HP, Inc.	(3,200)	(48,160)
HSN, Inc.	(500)	(17,625)
Hubbell, Inc.	(625)	(76,300)
ICU Medical, Inc.	(1,008)	(138,197)
IDACORP, Inc.	(6,254)	(500,445)
Illumina, Inc.	(3,528)	(564,833)
Impax Laboratories, Inc.	(11,968)	(157,379)
Infinera Corp.	(17,381)	(156,603)
Ingevity Corp.	(834)	(46,362)
Insulet Corp.	(551)	(22,922)
Intel Corp.	(16,629)	(612,280)
Interactive Brokers Group, Inc., Class A	(4,087)	(152,609)
International Bancshares Corp.	(6,110)	(226,681)
International Business Machines Corp.	(2,585)	(451,134)
Intuitive Surgical, Inc.	(300)	(207,807)
InvenSense, Inc.	(15,715)	(198,952)
IPG Photonics Corp.	(966)	(111,080)
Iron Mountain, Inc.	(1,966)	(70,383)
J&J Snack Foods Corp.	(5,733)	(731,359)
Jabil Circuit, Inc.	(17,751)	(425,669)
JetBlue Airways Corp.	(2,512)	(49,260)
Johnson & Johnson	(233)	(26,387)
Juniper Networks, Inc.	(3,653)	(97,827)
Kaman Corp.	(23,669)	(1,195,995)
Kate Spade & Co.	(9,963)	(184,415)
KBR, Inc.	(10,101)	(171,818)
KCG Holdings, Inc., Class A	(7,000)	(97,790)
Kemper Corp.	(938)	(40,522)
Kennametal, Inc.	(6,108)	(218,300)
Kimberly-Clark Corp.	(1,151)	(139,421)
Kinder Morgan, Inc.	(17,607)	(393,340)
Kroger Co.	(29,725)	(1,009,461)
L Brands, Inc.	(4,372)	(263,238)
Lam Research Corp.	(2,623)	(301,278)
Lamar Advertising Co.	(17,901)	(1,351,884)
Lamb Weston Holdings, Inc.	(18,368)	(686,228)
Lennar Corp.	(26,320)	(1,175,188)
Liberty Broadband Corp.	(792)	(66,275)
Liberty SiriusXM Group	(16,567)	(600,388)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Liberty Ventures	(4,961)	$(216,548)
Life Storage, Inc.	(269)	(21,910)
Lincoln Electric Holdings, Inc.	(6,462)	(538,737)
Lindsay Corp.	(3,003)	(226,246)
Lithia Motors, Inc., Class A	(3,174)	(327,303)
LTC Properties, Inc.	(2,326)	(108,554)
LyondellBasell Industries NV, Class A	(4,547)	(424,099)
M&T Bank Corp.	(6,368)	(1,035,246)
Mallinckrodt PLC	(592)	(28,848)
Markel Corp.	(26)	(24,050)
Masimo Corp.	(907)	(66,737)
Masonite International Corp.	(2,550)	(169,830)
Matson, Inc.	(3,096)	(110,403)
Matthews International Corp., Class A	(953)	(64,280)
Maxim Integrated Products, Inc.	(11,045)	(491,282)
MaxLinear, Inc., Class A	(801)	(20,490)
MB Financial, Inc.	(2,817)	(125,441)
MBIA, Inc.	(4,556)	(46,471)
Mednax, Inc.	(5,211)	(356,172)
Mercury General Corp.	(8,211)	(519,346)
Mercury Systems, Inc.	(547)	(18,445)
Meredith Corp.	(360)	(22,068)
Mettler-Toledo International, Inc.	(207)	(88,312)
MGE Energy, Inc.	(26,529)	(1,688,571)
MGIC Investment Corp.	(14,706)	(156,619)
Michaels Cos., Inc.	(1,638)	(32,219)
Micron Technology, Inc.	(5,313)	(128,096)
Microsoft Corp.	(21,584)	(1,395,406)
Middleby Corp.	(6,160)	(826,549)
Monogram Residential Trust, Inc.	(43,328)	(440,646)
Monro Muffler Brake, Inc.	(420)	(25,158)
Monster Beverage Corp.	(4,774)	(203,372)
Moog, Inc., Class A	(5,726)	(377,172)
MSC Industrial Direct Co., Inc.	(6,568)	(670,921)
Multi-Color Corp.	(7,817)	(603,472)
Murphy USA, Inc.	(2,335)	(148,739)
National Fuel Gas Co.	(4,982)	(279,739)
National Health Investors, Inc.	(2,617)	(193,632)
National Instruments Corp.	(18,883)	(593,304)
Navient Corp.	(10,888)	(163,756)
Neogen Corp.	(5,069)	(334,757)
NetApp, Inc.	(5,324)	(204,016)
Netscout Systems, Inc.	(4,424)	(147,319)
Nevro Corp.	(434)	(37,767)
New Jersey Resources Corp.	(36,865)	(1,389,811)
New Residential Investment Corp.	(3,280)	(49,692)
New York REIT, Inc.	(18,316)	(182,244)
New York Times Co.	(42,303)	(571,091)
NIC, Inc.	(7,035)	(169,543)
NIKE, Inc., Class B	(42,484)	(2,247,404)
Northwest Natural Gas Co.	(36,232)	(2,134,065)
Norwegian Cruise Line Holdings Ltd.	(16,325)	(767,275)
Nutrisystem, Inc.	(9,670)	(319,594)
NuVasive, Inc.	(4,211)	(298,012)
Oasis Petroleum, Inc.	(3,231)	(45,686)
Old Republic International Corp.	(18,387)	(382,450)
Ollie’s Bargain Outlet Holdings, Inc.	(8,332)	(254,543)
ON Semiconductor Corp.	(25,664)	(341,844)
OneMain Holdings, Inc.	(10,159)	(227,358)
Oracle Corp.	(55,711)	(2,234,568)
Orbital ATK, Inc.	(4,156)	(361,364)
Ormat Technologies, Inc.	(13,517)	(725,863)
Outfront Media, Inc.	(755)	(20,710)
Pacira Pharmaceuticals, Inc.	(512)	(19,686)
Palo Alto Networks, Inc.	(4,297)	(634,065)
Pandora Media, Inc.	(11,456)	(148,928)

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Parexel International Corp.	(1,647)	$(116,756)
Paychex, Inc.	(23,752)	(1,432,008)
PDC Energy, Inc.	(3,545)	(262,117)
Pegasystems, Inc.	(3,399)	(131,881)
Penumbra, Inc.	(1,829)	(130,865)
Physicians Realty Trust	(3,399)	(63,051)
Piedmont Office Realty Trust, Inc.	(33,502)	(727,663)
Pinnacle West Capital Corp.	(592)	(45,957)
Plantronics, Inc.	(3,742)	(211,722)
Plexus Corp.	(4,228)	(229,580)
PNM Resources, Inc.	(3,083)	(106,055)
Polaris Industries, Inc.	(1,768)	(148,636)
Popeyes Louisiana Kitchen, Inc.	(9,396)	(593,733)
Portland General Electric Co.	(3,060)	(133,447)
Post Holdings, Inc.	(1,341)	(112,215)
Potlatch Corp.	(2,551)	(105,101)
PRA Group, Inc.	(6,540)	(260,292)
Premier, Inc., Class A	(1,620)	(51,613)
PriceSmart, Inc.	(3,120)	(264,264)
Procter & Gamble Co.	(26,028)	(2,280,053)
Prosperity Bancshares, Inc.	(3,883)	(282,022)
PVH Corp.	(2,346)	(220,078)
Qorvo, Inc.	(2,729)	(175,229)
Quality Care Properties, Inc.	(4,371)	(80,689)
Quanta Services, Inc.	(36,498)	(1,309,913)
Radian Group, Inc.	(1,812)	(33,341)
Raytheon Co.	(2,499)	(360,256)
RBC Bearings, Inc.	(6,699)	(620,528)
Realogy Holdings Corp.	(8,335)	(215,960)
RealPage, Inc.	(3,531)	(108,049)
Red Hat, Inc.	(13,563)	(1,029,160)
Republic Services, Inc.	(1,016)	(58,298)
ResMed, Inc.	(4,991)	(337,092)
Restoration Hardware	(8,723)	(235,695)
RLI Corp.	(4,109)	(244,157)
Robert Half International, Inc.	(1,998)	(94,026)
Rowan Cos. PLC	(9,206)	(164,972)
Royal Caribbean Cruises Ltd.	(5,053)	(473,112)
RPM International, Inc.	(21,591)	(1,128,346)
Sabra Health Care REIT, Inc.	(11,038)	(280,365)
Sanmina Corp.	(1,745)	(67,968)
Science Applications International Corp.	(7,874)	(641,101)
Scotts Miracle-Gro Co., Class A	(3,020)	(277,749)
SEACOR Holdings, Inc.	(8,306)	(611,072)
Seagate Technology PLC	(3,336)	(150,620)
SEI Investments Co.	(5,447)	(264,234)
Select Medical Holdings Corp.	(26,448)	(329,278)
Seritage Growth Properties	(1,083)	(44,186)
Service Corp. International	(13,272)	(386,613)
ServiceMaster Global Holdings, Inc.	(3,530)	(130,539)
ServiceNow, Inc.	(7,584)	(687,262)
Shenandoah Telecommunications Co.	(4,241)	(115,567)
Sherwin-Williams Co.	(3,112)	(945,457)
Signature Bank	(537)	(84,588)
Simon Property Group, Inc.	(78)	(14,334)
SiteOne Landscape Supply, Inc.	(6,046)	(232,287)
Skechers U.S.A., Inc., Class A	(529)	(13,288)
SL Green Realty Corp.	(1,363)	(148,526)
SLM Corp.	(6,282)	(74,630)
Snyder’s-Lance, Inc.	(23,003)	(882,855)
Sonic Automotive, Inc., Class A	(7,109)	(166,351)
Sonic Corp.	(1,846)	(45,965)
Sonoco Products Co.	(563)	(30,937)
Southern Co.	(17,747)	(877,234)
Spirit Realty Capital, Inc.	(15,363)	(161,619)
Sprouts Farmers Market, Inc.	(1,093)	(20,406)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
SPS Commerce, Inc.	(2,148)	$(148,212)
SPX FLOW, Inc.	(679)	(23,690)
Standex International Corp.	(1,849)	(161,233)
Starwood Property Trust, Inc.	(38,380)	(854,339)
State Street Corp.	(1,807)	(137,693)
Steelcase, Inc., Class A	(30,178)	(506,990)
Stepan Co.	(1,121)	(87,561)
Stericycle, Inc.	(2,908)	(224,323)
Stifel Financial Corp.	(5,712)	(287,485)
Stratasys, Ltd.	(2,985)	(58,864)
Summit Materials, Inc., Class A	(5,144)	(129,114)
Sykes Enterprises, Inc.	(10,427)	(291,226)
Symantec Corp.	(4,265)	(117,501)
Synaptics, Inc.	(2,783)	(156,906)
Synovus Financial Corp.	(1,301)	(54,226)
Taubman Centers, Inc.	(2,517)	(178,304)
Tenet Healthcare Corp.	(3,079)	(54,160)
Tennant Co.	(12,370)	(856,623)
Tessera Holding Corp.	(2,588)	(116,978)
Textron, Inc.	(5,631)	(266,740)
Thor Industries, Inc.	(1,739)	(179,986)
Time, Inc.	(5,713)	(109,975)
Timken Co.	(2,161)	(95,948)
Toll Brothers, Inc.	(20,800)	(652,288)
Torchmark Corp.	(14,149)	(1,040,517)
Trade Desk, Inc., Class A	(3,363)	(99,747)
TreeHouse Foods, Inc.	(10,770)	(817,228)
TRI Pointe Group, Inc.	(6,962)	(85,424)
TripAdvisor, Inc.	(502)	(26,556)
Trustmark Corp.	(9,549)	(321,037)
Twenty-First Century Fox, Inc.	(18,239)	(572,340)
UDR, Inc.	(3,777)	(132,006)
Ulta Salon Cosmetics & Fragrance, Inc.	(2,130)	(579,956)
UniFirst Corp.	(7,044)	(900,928)
United Natural Foods, Inc.	(11,418)	(521,803)
United Rentals, Inc.	(2,476)	(313,239)
Universal Electronics, Inc.	(2,603)	(154,878)
Urban Edge Properties	(13,130)	(367,246)
US Bancorp	(2,502)	(131,730)
US Ecology, Inc.	(3,240)	(166,050)
USANA Health Sciences, Inc.	(7,935)	(494,351)
USG Corp.	(1,122)	(34,322)
Vector Group Ltd.	(13,954)	(307,825)
Vectren Corp.	(13,979)	(767,307)
Veeva Systems, Inc., Class A	(3,065)	(129,741)
VeriFone Systems, Inc.	(32,731)	(594,722)
Verint Systems, Inc.	(20,339)	(759,662)
Verisk Analytics, Inc., Class A	(5,422)	(448,074)
Verizon Communications, Inc.	(22,975)	(1,126,005)
Versum Materials, Inc.	(1,844)	(51,540)
Viacom, Inc., Class B	(5,167)	(217,737)
Visteon Corp.	(5,841)	(523,178)
Vornado Realty Trust	(148)	(15,734)
Wabash National Corp.	(5,524)	(97,499)
Walt Disney Co.	(5,147)	(569,516)
Wayfair, Inc., Class A	(3,802)	(158,011)
WD-40 Co.	(2,517)	(264,663)
Wells Fargo & Co.	(3,381)	(190,452)
Wendy’s Co.	(8,638)	(116,872)
Western Digital Corp.	(2,616)	(208,574)
Western Union Co.	(5,844)	(114,426)
Westlake Chemical Corp.	(7,171)	(443,957)
Whirlpool Corp.	(2,990)	(522,921)
Williams-Sonoma, Inc.	(2,476)	(119,368)
Wolverine World Wide, Inc.	(5,490)	(128,960)
Workday, Inc., Class A	(12,464)	(1,035,634)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	43

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Worthington Industries, Inc.	(6,410)	$(306,334)
WP Carey, Inc.	(3,630)	(224,842)
WPX Energy, Inc.	(3,036)	(42,291)
WR Berkley Corp.	(22,163)	(1,489,575)
WW Grainger, Inc.	(1,340)	(338,444)
Wynn Resorts Ltd.	(383)	(38,848)
Xenia Hotels & Resorts, Inc.	(36,182)	(663,940)
Yelp, Inc.	(469)	(19,595)
Zendesk, Inc.	(3,905)	(93,447)
Zillow Group, Inc.	(2,552)	(90,290)

		(156,580,943)
Total Reference Entity — Short		(164,623,462)
Net Value of Reference Entity — Bank of America N.A.		328,928

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG as of January 31, 2017, expiration dates 3/01/17 — 3/23/17:
Reference Entity — Long
France
Peugeot SA	146,641	2,729,077
Germany
Solarworld AG	10	44
Hong Kong
Champion REIT	94,000	50,770
HKT Trust & HKT Ltd.	56,000	78,227

		128,997
Italy
Autogrill SpA	205,618	1,808,273
Japan
Glory Ltd.	10,200	318,668
Penta-Ocean Construction Co. Ltd.	17,400	84,956

		403,624
Singapore
Venture Corp. Ltd.	190,300	1,376,644
Spain
Mediaset Espana Comunicacion SA	484,842	5,934,238
Sweden
Intrum Justitia AB	39,745	1,338,053
United Kingdom
Qinetiq Group PLC	465,113	1,546,978
Total Reference Entity — Long		15,265,928

Reference Entity — Short
Australia
Qube Holdings Ltd.	(202,922)	(354,174)
Hong Kong
Esprit Holdings Ltd.	(1,186,906)	(926,401)
Total Reference Entity — Short		(1,280,575)
Net Value of Reference Entity — Deutsche Bank AG		13,985,353

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2017, expiration dates 3/02/17 — 8/29/18:
	Shares	Value
Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	8,391	$97,309
Caltex Australia Ltd.	62,663	1,359,952
CSR Ltd.	165,588	554,508
Mineral Resources Ltd.	9,718	90,739
Platinum Asset Management Ltd.	2,141	8,112
Regis Resources Ltd.	4,201	10,181
WorleyParsons Ltd.	5,729	43,077

		2,163,878
Austria
Raiffeisen Bank International AG	884	19,688
Vienna Insurance Group AG	7,697	187,586

		207,274
Belgium
NV Bekaert SA	4,633	201,064
Umicore SA	570	31,928

		232,992
Bermuda
Nabors Industries Ltd.	3,239	52,634
Canada
Canadian Natural Resources Ltd.	60,455	1,827,704
Capital Power Corp.	11,030	209,199
Celestica, Inc.	2,789	38,730
Crescent Point Energy Corp.	12,920	150,622
HudBay Minerals, Inc.	9,642	75,506
Inter Pipeline Ltd.	28,512	618,335
Maple Leaf Foods, Inc.	48,566	1,113,332
Quebecor, Inc., Class B	3,865	116,403
Saputo, Inc.	139,216	5,125,716
Vermilion Energy, Inc.	3,466	142,982

		9,418,529
China
FIH Mobile Ltd.	200,000	64,262
Denmark
Carlsberg A/S, Class B	684	61,880
GN Store Nord A/S	15,243	340,463
Novo Nordisk A/S, Class B	23,285	841,514

		1,243,857
Finland
Valmet Corp.	12,346	195,198
France
Arkema SA	273	26,962
Cie Generale des Etablissements Michelin	8,095	869,665
Danone SA	11,120	697,099
Eurazeo	301	18,539
Faurecia	5,086	220,984
Ipsen SA	2,676	207,355
Nexity SA	1,623	79,716
Peugeot SA	1,832	34,095
Plastic Omnium SA	4,840	164,204
Sodexo SA	670	74,090
Technicolor SA, Registered Shares	16,018	68,679

		2,461,388
Germany
Covestro AG	8,162	614,221
Deutsche Euroshop AG	3,491	145,116
Duerr AG	801	69,488

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Germany (continued)
Hochtief AG	341	$48,610
Kloeckner & Co. SE	25,448	332,305
Lanxess AG	4,027	293,050
Rheinmetall AG	34,324	2,634,069

		4,136,859
Hong Kong
Hang Lung Properties Ltd.	79,000	194,425
HKT Trust & HKT Ltd.	250,000	349,229
Kerry Properties Ltd.	102,000	288,643
Texwinca Holdings Ltd.	84,000	53,822
WH Group Ltd.	37,500	28,483

		914,602
Ireland
CRH PLC	146,598	5,084,849
DCC PLC	7,379	595,214
Glanbia PLC	1,474	24,902
Greencore Group PLC	92,534	275,462
ICON PLC	1,796	150,972
Kerry Group PLC, Class A	297	20,872
Smurfit Kappa Group PLC	75,871	1,998,426

		8,150,697
Israel
Check Point Software Technologies Ltd.	3,949	390,043
Italy
Mediobanca SpA	53,141	457,546
Unipol Gruppo Finanziario SpA	39,996	147,912

		605,458
Japan
Alfresa Holdings Corp.	3,000	49,381
Bank of Kyoto Ltd.	47,000	367,420
Chiba Bank Ltd.	176,000	1,151,274
COLOPL, Inc.	3,000	25,947
Daiichi Sankyo Co. Ltd.	16,800	375,868
Glory Ltd.	3,100	96,850
Gunma Bank Ltd.	98,900	539,479
Hokuhoku Financial Group, Inc.	59,300	1,015,924
Hokuriku Electric Power Co.	1,500	15,113
Ito En Ltd.	700	23,262
Itochu Techno-Solutions Corp.	10,300	277,059
Japan Petroleum Exploration Co.	20,800	467,237
Japan Steel Works Ltd.	1,300	24,410
JX Holdings, Inc.	33,800	159,400
Kandenko Co. Ltd.	19,000	176,518
Matsumotokiyoshi Holdings Co. Ltd.	2,100	104,404
Mitsubishi Chemical Holdings Corp.	175,400	1,223,406
Nagase & Co. Ltd.	54,400	745,520
Nomura Real Estate Holdings, Inc.	18,100	311,325
NTT Docomo, Inc.	84,100	2,010,836
Ono Pharmaceutical Co. Ltd.	2,100	43,084
Open House Co. Ltd.	16,000	374,504
Park24 Co. Ltd.	2,500	69,002
Penta-Ocean Construction Co. Ltd.	124,600	608,362
Resona Holdings, Inc.	340,900	1,845,657
Sankyo Co. Ltd.	25,800	861,429
Sumitomo Forestry Co. Ltd.	14,100	193,959
Sumitomo Mitsui Trust Holdings, Inc.	21,600	805,105
Sumitomo Real Estate Sales Co. Ltd.	5,700	129,699
TAG Immobilien AG	28,796	389,319
Taiyo Yuden Co. Ltd.	3,000	36,589
TonenGeneral Sekiyu KK	173,000	2,034,498
Toppan Forms Co. Ltd.	40,800	423,194
Toppan Printing Co. Ltd.	61,000	598,772

		17,573,806

	Shares	Value
Reference Entity — Long (continued)
Mexico
Fresnillo PLC	11,273	$206,932
Netherlands
BE Semiconductor Industries NV	34,086	1,230,774
Koninklijke Vopak NV	1,407	60,438

		1,291,212
Norway
Salmar ASA	2,694	76,249
Subsea 7 SA	45,521	619,431

		695,680
Portugal
CTT — Correios de Portugal SA	71,381	398,202
Jeronimo Martins SGPS SA	41,861	708,522
NOS SGPS SA	88,191	496,560

		1,603,284
Singapore
Venture Corp. Ltd.	103,900	751,620
Spain
ACS Actividades de Construccion y Servicios SA	1,382	21,607
Sweden
JM AB	21,073	635,456
Modern Times Group MTG AB, B Shares	782	24,103
Saab AB	11,657	476,048

		1,135,607
Switzerland
Coca-Cola HBC AG	68,892	1,574,739
Georg Fischer AG, Registered Shares	471	388,168
IWG PLC	60,084	189,285
Logitech International SA, Registered Shares	3,104	88,898
Lonza Group AG, Registered Shares	617	113,355
Straumann Holding AG, Registered Shares	7,971	3,216,825

		5,571,270
United Kingdom
Auto Trader Group PLC	27,023	136,483
Barratt Developments PLC	312,460	1,884,306
Bunzl PLC	3,032	79,925
Dialog Semiconductor PLC	3,776	175,705
DS Smith PLC	49,414	276,219
Electrocomponents PLC	26,807	163,945
Inchcape PLC	10,630	96,210
Indivior PLC	109,747	409,840
Intertek Group PLC	4,281	183,255
Liberty Global PLC LiLAC, Class A	2	46
Michael Page International PLC	86,038	468,641
Moneysupermarket.com Group PLC	69,190	287,343
Petrofac Ltd.	8,203	94,984
Qinetiq Group PLC	415	1,380
Rentokil Initial PLC	8,245	23,757
Royal Mail PLC	5,354	27,805
Serco Group PLC	152,372	276,742
Spirax-Sarco Engineering PLC	16,445	893,211
TechnipFMC PLC	5,340	175,011
Thomas Cook Group PLC	115,973	127,453
UBM PLC	199,115	1,769,289
WH Smith PLC	2,117	43,523
WM Morrison Supermarkets PLC	531,242	1,583,784

		9,178,857
United States
Agilent Technologies, Inc.	1,460	71,496
Amdocs Ltd.	48,193	2,829,411
American Eagle Outfitters, Inc.	127,752	1,930,333

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	45

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
AmerisourceBergen Corp.	5,647	$492,870
Applied Materials, Inc.	49,204	1,685,237
Archer-Daniels-Midland Co.	170,857	7,562,131
Arconic, Inc.	3	68
Baker Hughes, Inc.	55,794	3,519,486
Baxter International, Inc.	137,297	6,577,899
Best Buy Co., Inc.	42,347	1,885,288
Big Lots, Inc.	128,784	6,439,200
Blue Buffalo Pet Products, Inc.	20,769	503,648
Booz Allen Hamilton Holding Corp.	5,743	194,228
Bruker Corp.	1,211	28,737
Burlington Stores, Inc.	9,142	765,185
C.R. Bard, Inc.	14,991	3,557,814
Cabot Corp.	20,060	1,110,722
CenterPoint Energy, Inc.	236,587	6,200,945
Cinemark Holdings, Inc.	6,616	281,180
CommScope Holding Co., Inc.	1,027	38,841
CONSOL Energy, Inc.	40,656	688,713
Crimson Wine Group Ltd.	1	9
Darden Restaurants, Inc.	22,345	1,637,442
DCT Industrial Trust, Inc.	37,759	1,687,450
Diamond Offshore Drilling, Inc.	40,444	662,473
Dick’s Sporting Goods, Inc.	71,293	3,678,719
Domino’s Pizza, Inc.	46,489	8,114,190
Dr. Pepper Snapple Group, Inc.	2,974	271,229
Dril-Quip, Inc.	37,052	2,304,634
DST Systems, Inc.	210	24,182
Duke Realty Corp.	81,100	1,973,163
Energen Corp.	8,440	454,832
Equity Lifestyle Properties, Inc.	21,135	1,562,722
First American Financial Corp.	76,811	2,886,557
Fitbit, Inc., Series A	26,885	161,579
Flex Ltd.	112,634	1,764,975
Gartner, Inc.	3,169	314,872
Groupon, Inc.	275,646	950,979
Hasbro, Inc.	82,629	6,817,719
Helmerich & Payne, Inc.	4,320	307,411
Hilton Grand Vacations, Inc.	7	205
Hormel Foods Corp.	85,740	3,112,362
HP, Inc.	115,164	1,733,218
IDEXX Laboratories, Inc.	35,413	4,332,072
Ingredion, Inc.	12,548	1,608,528
Interpublic Group of Cos., Inc.	187,969	4,422,911
Intuit, Inc.	26,427	3,133,714
Kellogg Co.	3,183	231,436
KLA-Tencor Corp.	18,674	1,589,344
Kohl’s Corp.	101,371	4,037,607
Landstar System, Inc.	39,417	3,334,678
Laredo Petroleum, Inc.	50,820	688,611
Lear Corp.	21,092	2,996,962
Legg Mason, Inc.	250,108	7,925,923
Macy’s, Inc.	22,748	671,976
ManpowerGroup, Inc.	33,021	3,152,185
Masimo Corp.	39,298	2,891,547
MasTec, Inc.	12,463	464,247
McCormick & Co., Inc.	104,969	10,029,788
NCR Corp.	25,916	1,114,906
NetApp, Inc.	9,444	361,894
Newmont Mining Corp.	2,723	98,790
Nordstrom, Inc.	10,450	462,099
Norfolk Southern Corp.	4,298	504,843
Nutanix, Inc., Class A	4,426	133,975
Oceaneering International, Inc.	6,053	168,576
OGE Energy Corp.	580	19,453
Oshkosh Corp.	1,369	95,323
Owens Corning	918	50,720

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Papa John’s International, Inc.	14,619	$1,245,831
Park Hotels & Resorts, Inc.	6	163
Pilgrim’s Pride Corp.	60,195	1,152,132
Range Resources Corp.	9,922	320,877
Regal Entertainment Group, Class A	7,607	172,375
Ross Stores, Inc.	84,504	5,586,559
RPC, Inc.	12,802	275,499
Sinclair Broadcast Group, Inc., Class A	986	33,278
Target Corp.	113,156	7,296,299
Tenneco, Inc.	1,672	112,776
Teradata Corp.	21,549	632,679
Texas Instruments, Inc.	15,988	1,207,734
VeriSign, Inc.	42,728	3,427,213
Weingarten Realty Investors	287,432	10,241,202
WellCare Health Plans, Inc.	23,442	3,411,749
Whiting Petroleum Corp.	67,170	744,915
Williams-Sonoma, Inc.	5,822	280,679
Xerox Corp.	804,628	5,576,072
Xilinx, Inc.	137,819	8,021,066
Zynga, Inc., Class A	118,499	298,617

		191,344,177
Total Reference Entity — Long		259,611,723

Reference Entity — Short
Australia
Alumina Ltd.	(15,203)	(22,401)
Domino’s Pizza Enterprises Ltd.	(4,151)	(187,267)
Qube Holdings Ltd.	(97,557)	(170,273)

		(379,941)
Bermuda
Signet Jewelers Ltd.	(1,004)	(77,981)
Canada
Alimentation Couche-Tard, Inc.	(2,858)	(130,925)
Emera, Inc.	(16,640)	(581,073)

		(711,998)
Denmark
DSV A/S	(24,499)	(1,191,375)
Finland
Metsa Board OYJ	(50,286)	(343,492)
Nokia OYJ	(1,662,757)	(7,466,052)

		(7,809,544)
France
Air Liquide SA	(736)	(79,461)
Airbus Group SE	(388)	(26,301)
Bollore SA	(34,905)	(139,602)

		(245,364)
Germany
HeidelbergCement AG	(64)	(6,183)
Hong Kong
Cathay Pacific Airways Ltd.	(72,000)	(97,516)
Ireland
Adient PLC	(1,158)	(73,521)
Israel
Mobileye NV	(26,229)	(1,126,798)
Italy
Yoox SpA	(2,624)	(65,822)

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Japan
Aeon Co. Ltd.	(7,900)	$(114,177)
Alps Electric Co. Ltd.	(4,500)	(119,861)
Asics Corp.	(4,100)	(79,867)
Bic Camera, Inc.	(147,100)	(1,373,959)
Calsonic Kansei Corp.	(73,000)	(1,160,523)
Daikin Industries Ltd.	(1,500)	(148,894)
Dentsu, Inc.	(37,300)	(1,723,972)
FamilyMart UNY Holdings Co. Ltd.	(15,100)	(956,725)
JGC Corp.	(60,600)	(1,051,978)
Koito Manufacturing Co. Ltd.	(13,000)	(689,593)
Kyocera Corp.	(7,000)	(364,425)
Nippon Kayaku Co. Ltd.	(27,000)	(352,877)
Nippon Paint Co. Ltd.	(38,400)	(1,120,111)
Oriental Land Co. Ltd.	(12,800)	(701,431)
PanaHome Corp.	(3,000)	(25,431)
Recruit Holdings Co. Ltd.	(34,500)	(1,510,259)
Rinnai Corp.	(1,700)	(144,470)
SBI Holdings, Inc.	(2,300)	(31,749)
Shimano, Inc.	(2,200)	(346,913)
Shiseido Co. Ltd.	(3,400)	(95,027)
Sugi Holdings Co. Ltd.	(3,300)	(153,577)
TDK Corp.	(800)	(57,501)
Terumo Corp.	(7,100)	(262,656)
TOTO Ltd.	(29,700)	(1,196,203)

		(13,782,179)
Jordan
Hikma Pharmaceuticals PLC	(54,634)	(1,258,393)
Netherlands
GrandVision NV	(2,457)	(58,590)
TomTom NV	(51,520)	(472,286)

		(530,876)
Norway
Schibsted ASA	(34,334)	(907,888)
Schibsted ASA, B Shares	(18,593)	(462,940)

		(1,370,828)
Sweden
Alfa Laval AB	(42,385)	(792,438)
Hennes & Mauritz AB, B Shares	(4,337)	(124,090)
SSAB AB, A Shares	(33,550)	(137,905)

		(1,054,433)
Switzerland
Cie Financiere Richemont SA	(10,179)	(792,737)
Swatch Group AG	(1,259)	(446,196)
Weatherford International PLC	(82,636)	(430,534)

		(1,669,467)
United Kingdom
Antofagasta PLC	(20,628)	(217,949)
Capital & Counties Properties PLC	(511,286)	(1,754,082)
J Sainsbury PLC	(372,169)	(1,210,876)
Next PLC	(1,687)	(81,399)
Rio Tinto PLC	(30,001)	(1,329,133)
Willis Towers Watson PLC	(404)	(50,553)

		(4,643,992)
United States
Acuity Brands, Inc.	(2,365)	(490,099)
Advance Auto Parts, Inc.	(18,746)	(3,078,843)
AK Steel Holding Corp.	(15,042)	(121,539)
Alcoa Corp.	(3,209)	(116,968)
Allegiant Travel Co.	(8,488)	(1,459,936)
Allergan PLC	(23,872)	(5,225,342)
Alliance Data Systems Corp.	(28,723)	(6,559,759)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Amazon.com, Inc.	(3,764)	$(3,099,579)
American Homes 4 Rent	(223,648)	(4,982,877)
Arch Capital Group Ltd.	(16,419)	(1,450,619)
Assurant, Inc.	(2,601)	(252,635)
AT&T, Inc.	(229,070)	(9,657,591)
Avalonbay Communities, Inc.	(14,794)	(2,563,948)
Axalta Coating Systems Ltd.	(31,422)	(911,238)
Ball Corp.	(127,879)	(9,752,053)
Berkshire Hathaway, Inc., Class B	(40,777)	(6,693,137)
Boston Beer Co., Inc.	(19,191)	(2,949,657)
Callon Petroleum Co.	(16,567)	(253,144)
CarMax, Inc.	(2,885)	(192,458)
Cavium, Inc.	(5,633)	(372,961)
CF Industries Holdings, Inc.	(121,566)	(4,290,064)
Cheniere Energy, Inc.	(9,116)	(434,377)
Chemours Co.	(16,357)	(432,152)
Chevron Corp.	(39,027)	(4,345,656)
Chipotle Mexican Grill, Inc.	(6,779)	(2,856,942)
Credit Acceptance Corp.	(1,239)	(254,342)
DexCom, Inc.	(10,978)	(868,909)
Diebold, Inc.	(36,960)	(1,005,312)
DISH Network Corp.	(108,992)	(6,449,057)
Dollar Tree, Inc.	(37,425)	(2,888,836)
EPAM Systems, Inc.	(19,255)	(1,239,252)
Equinix, Inc.	(2,622)	(1,009,418)
Exxon Mobil Corp.	(105,866)	(8,881,099)
First Solar, Inc.	(1,847)	(57,608)
Freeport-McMoRan, Inc.	(17,825)	(296,786)
General Electric Co.	(56,376)	(1,674,367)
Global Payments, Inc.	(8,697)	(672,104)
Gramercy Property Trust REIT	(167,400)	(4,409,316)
Hilton Worldwide Holdings, Inc.	(62,892)	(3,621,321)
Illumina, Inc.	(8,498)	(1,360,530)
Interactive Brokers Group, Inc., Class A	(72,801)	(2,718,389)
Kraft Heinz Co.	(28,606)	(2,554,230)
Liberty Broadband Corp.	(33,577)	(2,865,461)
Liberty Ventures	(80,559)	(3,516,400)
LKQ Corp.	(109,721)	(3,501,197)
M&T Bank Corp.	(58,454)	(9,502,867)
Medicines Co.	(112,570)	(4,058,149)
Middleby Corp.	(718)	(96,341)
Monster Beverage Corp.	(26,570)	(1,131,882)
Netflix, Inc.	(33,124)	(4,660,878)
New York Community Bancorp, Inc.	(126,696)	(1,924,512)
Newell Rubbermaid, Inc.	(186,014)	(8,804,043)
Norwegian Cruise Line Holdings Ltd.	(136,330)	(6,407,510)
Oasis Petroleum, Inc.	(21,092)	(298,241)
PacWest Bancorp	(7,676)	(425,250)
Palo Alto Networks, Inc.	(3,587)	(529,298)
Pandora Media, Inc.	(237,339)	(3,085,407)
Physicians Realty Trust	(234,552)	(4,350,940)
Platform Specialty Products Corp.	(1,924)	(23,357)
Priceline Group, Inc.	(100)	(157,513)
Procter & Gamble Co.	(87,608)	(7,674,461)
Scotts Miracle-Gro Co., Class A	(2,624)	(241,329)
ServiceNow, Inc.	(15,958)	(1,446,114)
Snyder’s-Lance, Inc.	(57,189)	(2,194,914)
Spirit Realty Capital, Inc.	(293,256)	(3,085,053)
SS&C Technologies Holdings, Inc.	(12,447)	(399,922)
Sun Communities, Inc.	(21,041)	(1,657,189)
TreeHouse Foods, Inc.	(96,197)	(7,299,428)
Under Armour, Inc., Class A	(1,080)	(23,209)
Under Armour, Inc., Class C	(9,520)	(182,974)
UniFirst Corp.	(2,903)	(371,294)
United States Steel Corp.	(3,914)	(128,027)
Vereit, Inc.	(494,408)	(4,217,300)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	47

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Walgreens Boots Alliance, Inc.	(1,010)	$(82,759)
Wayfair, Inc., Class A	(37,747)	(1,568,765)
Wells Fargo & Co.	(19,078)	(1,074,664)
Western Digital Corp.	(5,621)	(448,162)
Workday, Inc., Class A	(20,533)	(1,706,087)
XPO Logistics, Inc.	(4,452)	(199,183)
Zayo Group Holdings, Inc.	(95,011)	(3,036,552)
Zendesk, Inc.	(1,137)	(27,208)
Zillow Group, Inc.	(71,991)	(2,547,042)

		(207,455,332)
Total Reference Entity — Short		(243,551,543)
Net Value of Reference Entity — Goldman Sachs & Co.		16,060,180

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2017, expiration dates 6/14/17 — 8/29/18:
Reference Entity — Long
Canada
Domtar Corp.	521	22,762
Precision Drilling Corp.	4,443	25,059
Shopify, Inc., Class A	324	16,466

		64,287
China
Yirendai, Ltd. — ADR	934	19,735
Israel
Caesarstone Ltd.	474	14,386
Orbotech, Ltd.	570	19,887
Taro Pharmaceutical Industries Ltd.	501	52,350

		86,623
Luxembourg
Globant SA	701	23,238
Panama
Copa Holdings SA, Class A	236	23,008
United Kingdom
Cardtronics PLC, Class A	757	41,317
Liberty Global PLC LiLAC, Class A	1	23

		41,340
United States
A. Schulman, Inc.	541	18,664
Activision Blizzard, Inc.	420	16,888
Advanced Energy Industries, Inc.	752	44,248
American Eagle Outfitters, Inc.	1,284	19,401
American Tower Corp.	419	43,366
AMN Healthcare Services, Inc.	200	7,170
Analog Devices, Inc.	249	18,660
Andersons, Inc.	1,803	68,063
Anixter International, Inc.	74	6,327
Applied Industrial Technologies, Inc.	233	14,085
Archrock, Inc.	951	13,885
Belden, Inc.	188	14,376
Bio-Techne Corp.	155	15,771
BorgWarner, Inc.	464	18,945
Bright Horizons Family Solutions, Inc.	261	18,494
BWX Technologies, Inc.	361	14,978
Callon Petroleum Co.	1,025	15,662
Carlisle Cos., Inc.	409	44,626
Cincinnati Financial Corp.	181	12,775
Coherent, Inc.	124	19,559

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Columbia Sportswear Co.	313	$17,018
CVS Health Corp.	8,828	695,735
Dana, Inc.	2,165	43,603
Dermira, Inc.	603	17,752
Discovery Communications, Inc., Class A	634	17,974
Dun & Bradstreet Corp.	125	15,327
Dunkin’ Brands Group, Inc.	339	17,584
Education Realty Trust, Inc.	428	17,210
Energen Corp.	261	14,065
Ensign Group, Inc.	1,000	20,340
EPR Properties	374	27,665
EQT Corp.	672	40,743
Estee Lauder Cos., Inc., Class A	165	13,400
Fidelity National Information Services, Inc.	297	23,588
First Industrial Realty Trust, Inc.	766	19,801
Fitbit, Inc., Series A	2,147	12,903
Generac Holdings, Inc.	429	17,272
Gramercy Property Trust	706	18,596
Halcon Resources Corp.	4,036	34,064
HealthSouth Corp.	434	16,848
Hexcel Corp.	908	46,626
Hilltop Holdings, Inc.	979	26,805
Hologic, Inc.	1,966	79,682
Hope Bancorp, Inc.	3,164	66,159
Howard Hughes Corp.	207	22,068
IDEXX Laboratories, Inc.	44	5,383
Insight Enterprises, Inc.	1,741	64,643
Intercontinental Exchange, Inc.	837	48,847
Interpublic Group of Cos., Inc.	1,950	45,883
Itron, Inc.	226	13,944
ITT, Inc.	453	18,514
Jacobs Engineering Group, Inc.	599	35,071
John Bean Technologies Corp.	246	21,242
Kraton Corp.	3,296	88,531
LCI Industries	147	16,133
LifePoint Health, Inc.	285	16,915
Lowe’s Cos., Inc.	233	17,028
MACOM Technology Solutions Holdings, Inc.	645	30,670
MarketAxess Holdings, Inc.	91	17,040
Masco Corp.	527	17,365
McDermott International, Inc.	2,748	22,259
Meritage Homes Corp.	986	36,235
Mobile Mini, Inc.	964	31,378
Monolithic Power Systems, Inc.	21	1,832
Mosaic Co.	439	13,771
Natus Medical, Inc.	370	14,449
Navistar International Corp.	582	15,871
NiSource, Inc.	2,503	55,992
Nordstrom, Inc.	322	14,239
Old Dominion Freight Line, Inc.	55	4,855
Patrick Industries, Inc.	265	21,664
Performance Food Group Co.	847	18,761
PerkinElmer, Inc.	477	25,372
Power Integrations, Inc.	1,435	101,885
PRA Health Sciences, Inc.	242	14,179
Proto Labs, Inc.	612	32,130
Red Rock Resorts, Inc., Class A	1,249	29,327
Regal-Beloit Corp.	208	15,101
Rockwell Collins, Inc.	196	17,789
Saia, Inc.	424	20,373
Shutterstock, Inc.	308	16,570
Sirius XM Holdings, Inc.	13,861	65,424
Sotheby’s	441	17,512
Spirit Airlines, Inc.	282	15,239
STAG Industrial, Inc.	2,615	60,511
Summit Hotel Properties, Inc.	3,614	57,210

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Synchronoss Technologies, Inc.	1,523	$58,666
T-Mobile U.S., Inc.	265	16,502
TEGNA, Inc.	753	17,251
Tenneco, Inc.	313	21,112
Terex Corp.	686	21,815
TiVo Corp.	1,188	22,453
TJX Cos., Inc.	561	42,030
Triumph Group, Inc.	1,884	50,397
Tronox Ltd., Class A	1,240	15,525
Viavi Solutions, Inc.	4,348	38,915
Visa, Inc., Class A	9,255	765,481
Vishay Intertechnology, Inc.	1,156	19,190
Watsco, Inc.	5,677	867,105
Weingarten Realty Investors	1,552	55,298
WellCare Health Plans, Inc.	95	13,826
Welltower, Inc.	232	15,382
Weyerhaeuser Co.	583	18,265
Williams Cos., Inc.	6,181	178,260
World Fuel Services Corp.	397	17,659
Xylem, Inc.	288	14,201
Zynga, Inc., Class A	17,636	44,443

		5,299,684
Total Reference Entity — Long		5,557,915

Reference Entity — Short
Bermuda
Signet Jewelers Ltd.	(1,812)	(140,738)
Canada
Lululemon Athletica, Inc.	(4,893)	(330,327)
Israel
Mellanox Technologies Ltd.	(2,886)	(136,652)
Netherlands
Cimpress NV	(184)	(15,528)
Wright Medical Group NV	(861)	(21,680)

		(37,208)
Norway
Ship Finance International Ltd.	(5,449)	(81,735)
Spain
Atlantica Yield PLC	(7,291)	(156,027)
Switzerland
Logitech International SA	(509)	(14,593)
United Kingdom
CNH Industrial NV	(4,536)	(40,643)
Noble Corp. PLC	(4,934)	(33,304)

		(73,947)
United States
Allergan PLC	(261)	(57,130)
athenahealth, Inc.	(1,260)	(158,747)
Boston Beer Co., Inc.	(2,156)	(331,377)
CarMax, Inc.	(10,413)	(694,651)
Chipotle Mexican Grill, Inc.	(505)	(212,827)
Colony Northstar, Inc. Class A	(7,844)	(109,189)
GameStop Corp., Class A	(3,165)	(77,511)
Government Properties Income Trust	(4,224)	(81,354)
H&R Block, Inc.	(1,357)	(29,121)
Hope Bancorp, Inc.	(3,164)	(66,159)
Infinera Corp.	(754)	(6,794)
Johnson & Johnson	(1,105)	(125,141)
Knowles Corp.	(12,221)	(220,223)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Liberty SiriusXM Group	(1,577)	$(57,151)
Lions Gate Entertainment Corp.	(713)	(19,101)
MasterCard, Inc., Class A	(7,505)	(798,007)
Paycom Software, Inc.	(1,017)	(47,026)
Penumbra, Inc.	(190)	(13,595)
Royal Caribbean Cruises Ltd.	(1,399)	(130,988)
TerraForm Power, Inc.	(13,028)	(154,642)
Tiffany & Co.	(9,355)	(736,426)
Wayfair, Inc., Class A	(354)	(14,712)
Wynn Resorts Ltd.	(2,055)	(208,439)

		(4,350,311)
Total Reference Entity — Short		(5,321,538)
Net Value of Reference Entity — Goldman Sachs & Co.		236,377

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of January 31, 2017, expiration dates 4/12/17 — 4/13/17:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	141,829	1,644,761
Caltex Australia Ltd.	289,188	6,276,140
CSR Ltd.	888,885	2,976,626
JB Hi-Fi Ltd.	95,619	2,005,659
Mineral Resources Ltd.	29,955	279,697
Northern Star Resources Ltd.	152,943	444,937
Platinum Asset Management Ltd.	169,091	640,652
Qantas Airways Ltd.	296,330	765,964
Regis Resources Ltd.	365,195	885,072
WorleyParsons Ltd.	333,463	2,507,361

		18,426,869
Austria
Andritz AG	26,931	1,455,616
Raiffeisen Bank International AG	15,654	348,648
Vienna Insurance Group AG	133,271	3,247,986
Wienerberger AG	3,967	76,576

		5,128,826
Belgium
NV Bekaert SA	17,964	779,605
Umicore SA	8,253	462,287

		1,241,892
Canada
B2Gold Corp.	137,797	418,289
Bank of Nova Scotia	3,003	179,453
Canadian Imperial Bank of Commerce	127,740	10,877,902
Canadian Natural Resources Ltd.	114,721	3,468,299
Capital Power Corp.	21,548	408,687
Crescent Point Energy Corp.	92,136	1,074,123
Dollarama, Inc.	51,929	3,932,836
Domtar Corp.	89,292	3,904,488
Enerplus Corp.	303,172	2,702,628
Finning International, Inc.	10,021	202,846
IGM Financial, Inc.	856	26,307
Inter Pipeline Ltd.	146,146	3,169,445
Kinross Gold Corp.	176,147	686,313
Maple Leaf Foods, Inc.	168,406	3,860,558
Pan American Silver Corp.	22,783	444,017
Quebecor, Inc., Class B	15,040	452,963
Saputo, Inc.	78,678	2,896,801
Vermilion Energy, Inc.	15,199	626,999
Yamana Gold, Inc.	50,348	166,376

		39,499,330

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	49

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
China
FIH Mobile Ltd.	1,264,000	$406,134
Denmark
GN Store Nord A/S	69,407	1,550,255
H Lundbeck A/S	1,377	59,141
Novo Nordisk A/S, Class B	5,002	180,771
Tryg A/S	47,461	908,080

		2,698,247
Finland
Valmet Corp.	47,491	750,862
France
Arkema SA	1,581	156,142
Cie Generale des Etablissements Michelin	11,078	1,190,136
Danone SA	3,020	189,320
Eurazeo	1,258	77,481
Faurecia	9,115	396,042
Ipsen SA	21,811	1,690,067
Nexans SA	25,868	1,501,086
Nexity SA	763	37,476
Peugeot SA	367,586	6,840,997
Plastic Omnium SA	3,766	127,767
Sartorius Stedim Biotech	281	17,004
Sodexo SA	14,441	1,596,919
Technicolor SA, Registered Shares	22,227	95,300
Thales SA	44,485	4,173,344
Valeo SA	15,541	949,860
Vivendi SA	13,958	255,935

		19,294,876
Germany
Covestro AG	13,627	1,025,483
Deutsche Euroshop AG	6,741	280,214
Duerr AG	1,439	124,836
Hochtief AG	76,744	10,939,923
Kloeckner & Co. SE	547,020	7,143,089
Lanxess AG	32,933	2,396,576

		21,910,121
Hong Kong
Champion REIT	1,077,000	581,692
Chow Tai Fook Jewellery Group Ltd.	386,400	328,519
CLP Holdings Ltd.	615,500	6,007,637
Hang Lung Properties Ltd.	1,081,000	2,660,421
HKT Trust & HKT Ltd.	404,000	564,354
Hutchison Telecommunications Hong Kong Holdings Ltd.	588,000	190,592
Kerry Properties Ltd.	927,500	2,624,676
Li & Fung Ltd.	1,038,000	450,112
New World Development Co. Ltd.	449,000	518,054
SJM Holdings Ltd.	121,000	96,142
Sun Hung Kai Properties Ltd.	319,000	4,389,776
Texwinca Holdings Ltd.	768,000	492,086
WH Group Ltd.	383,000	290,905
Yue Yuen Industrial Holdings Ltd.	54,000	197,657

		19,392,623
Ireland
CRH PLC	110,923	3,847,438
DCC PLC	10,106	815,183
Glanbia PLC	216,260	3,653,534
Greencore Group PLC	182,671	543,788
Kerry Group PLC, Class A	9,310	654,264
Smurfit Kappa Group PLC	112,139	2,953,718

		12,467,925

	Shares	Value
Reference Entity — Long (continued)
Italy
A2A SpA	701,417	$936,856
Autogrill SpA	195,648	1,720,594
Mediobanca SpA	192,420	1,656,742
Unipol Gruppo Finanziario SpA	39,511	146,118

		4,460,310
Japan
Alfresa Holdings Corp.	30,100	495,457
Aoyama Trading Co. Ltd.	7,100	250,245
Bank of Kyoto Ltd.	173,000	1,352,419
Chiba Bank Ltd.	490,000	3,205,251
Citizen Holdings Co. Ltd.	3,900	24,219
COLOPL, Inc.	99,700	862,321
Daiichi Sankyo Co. Ltd.	88,300	1,975,542
Daito Trust Construction Co. Ltd.	1,900	265,618
Glory Ltd.	66,300	2,071,342
Gree, Inc.	84,000	453,095
Gunma Bank Ltd.	96,500	526,387
Hokuhoku Financial Group, Inc.	248,200	4,252,145
Hokuriku Electric Power Co.	34,200	344,574
IT Holdings Corp.	8,200	185,798
Ito En Ltd.	7,500	249,237
Itochu Techno-Solutions Corp.	33,400	898,425
Japan Petroleum Exploration Co.	35,100	788,462
Japan Steel Works Ltd.	3,300	61,963
Kandenko Co. Ltd.	7,000	65,033
Komeri Co. Ltd.	2,300	54,159
Maeda Road Construction Co. Ltd.	90,000	1,555,720
Matsumotokiyoshi Holdings Co. Ltd.	26,400	1,312,508
Mitsubishi Chemical Holdings Corp.	1,226,600	8,555,475
Nagase & Co. Ltd.	93,600	1,282,734
Nichi-iko Pharmaceutical Co. Ltd.	9,700	141,618
Nishimatsu Construction Co. Ltd.	146,000	730,075
Nomura Real Estate Holdings, Inc.	61,900	1,064,698
NTT Docomo, Inc.	216,700	5,181,310
Ono Pharmaceutical Co. Ltd.	11,900	244,144
Open House Co. Ltd.	18,800	440,042
Park24 Co. Ltd.	6,400	176,645
Penta-Ocean Construction Co. Ltd.	259,800	1,268,478
Resona Holdings, Inc.	1,022,700	5,536,970
Sankyo Co. Ltd.	135,100	4,510,814
Sapporo Holdings Ltd.	34,300	892,091
Seven & i Holdings Co. Ltd.	1,900	75,864
Shikoku Electric Power Co. Ltd.	81,500	784,240
SKY Perfect JSAT Holdings, Inc.	43,000	193,509
Sumitomo Forestry Co. Ltd.	91,400	1,257,297
Sumitomo Mitsui Trust Holdings, Inc.	36,200	1,349,297
Sumitomo Real Estate Sales Co. Ltd.	31,000	705,382
Sumitomo Realty & Development Co. Ltd.	3,000	81,155
TAG Immobilien AG	59,685	806,935
Taiyo Yuden Co Ltd.	20,900	254,903
Teijin Ltd.	64,100	1,352,945
Tokai Rika Co. Ltd.	49,700	989,149
Tokyo Gas Co. Ltd.	230,000	1,020,708
TonenGeneral Sekiyu KK	649,000	7,632,306
Toppan Forms Co. Ltd.	86,200	894,101
Toppan Printing Co. Ltd.	397,000	3,896,929
Zeon Corp.	86,000	986,875

		73,556,609
Mexico
Fresnillo PLC	9,112	167,264
Netherlands
ASM International NV	4,741	233,749
BE Semiconductor Industries NV	93,488	3,375,656

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Netherlands (continued)
PostNL NV	108,544	$476,397

		4,085,802
New Zealand
Contact Energy Ltd.	210,685	738,294
Norway
Salmar ASA	31,301	885,919
Subsea 7 SA	134,052	1,824,125

		2,710,044
Portugal
CTT — Correios de Portugal SA	578,294	3,226,040
Jeronimo Martins SGPS SA	137,584	2,328,691
NOS SGPS SA	107,914	607,610

		6,162,341
Singapore
Venture Corp. Ltd.	392,800	2,841,543
Spain
ACS Actividades de Construccion y Servicios SA	73,204	1,144,525
Mediaset Espana Comunicacion SA	436,995	5,348,614
Melia Hotels International SA	18,542	238,448

		6,731,587
Sweden
Axfood AB	30,235	497,145
Electrolux AB, Class B	55,190	1,467,562
Fabege AB	130,472	2,221,689
Intrum Justitia AB	33,842	1,139,323
JM AB	70,422	2,123,575
Modern Times Group MTG AB, B Shares	17,018	524,530
Saab AB	72,416	2,957,321

		10,931,145
Switzerland
Coca-Cola HBC AG	89,852	2,053,845
Georg Fischer AG, Registered Shares	1,774	1,462,016
IWG PLC	1,962,880	6,183,727
Logitech International SA, Registered Shares	135,653	3,885,086
Lonza Group AG, Registered Shares	58,409	10,730,850
Straumann Holding AG, Registered Shares	5,607	2,262,795

		26,578,319
United Kingdom
Acacia Mining PLC	9,032	48,979
Auto Trader Group PLC	131,844	665,894
Barratt Developments PLC	413,620	2,494,356
Bunzl PLC	956	25,201
Compass Group PLC	34,922	621,508
Croda International PLC	1,245	52,573
Dialog Semiconductor PLC	13,406	623,808
DS Smith PLC	151,864	848,905
Electrocomponents PLC	8,033	49,128
IG Group Holdings PLC	47,602	320,004
Inchcape PLC	549,351	4,972,053
Indivior PLC	526,413	1,965,841
Intertek Group PLC	15,060	644,668
Jupiter Fund Management PLC	191,250	969,672
Michael Page International PLC	40,428	220,208
Moneysupermarket.com Group PLC	828,868	3,442,254
Pearson PLC	81,945	638,845
Petrofac Ltd.	72,581	840,429
Qinetiq Group PLC	2,028,146	6,745,666
Rentokil Initial PLC	7,432	21,415
Royal Mail PLC	382,933	1,988,707
Saga PLC	12,212	28,375

	Shares	Value
Reference Entity — Long (continued)
United Kingdom (continued)
Serco Group PLC	953,639	$1,732,021
Spirax-Sarco Engineering PLC	176,835	9,604,804
TechnipFMC PLC	59,700	1,956,585
Thomas Cook Group PLC	872,559	958,930
UBM PLC	432,367	3,841,910
WM Morrison Supermarkets PLC	1,204,116	3,589,814
Wolseley PLC	355	21,985

		49,934,538
Total Reference Entity — Long		330,115,501

Reference Entity — Short
Australia
ALS Ltd.	(135,121)	(607,389)
Alumina Ltd.	(348,602)	(513,650)
APA Group	(8,644)	(55,219)
Commonwealth Bank of Australia	(3,799)	(235,386)
Domino’s Pizza Enterprises Ltd.	(33,681)	(1,519,475)
Iluka Resources Ltd.	(3,441)	(19,748)
Incitec Pivot Ltd.	(494,157)	(1,444,232)
Independence Group NL	(14,076)	(40,457)
Macquarie Atlas Roads Group	(5,106)	(19,443)
Transurban Group	(862,051)	(6,670,633)
Vocus Communications Ltd.	(506,013)	(1,551,789)

		(12,677,421)
Canada
Alimentation Couche-Tard, Inc.	(4,388)	(201,013)
Amaya, Inc.	(16,295)	(223,528)
Bombardier, Inc.	(205,561)	(393,350)
Corus Entertainment, Inc., B Shares	(74,756)	(742,246)
Cott Corp.	(378,565)	(4,017,662)
DH Corp.	(110,442)	(1,952,946)
Element Financial Corp.	(718,317)	(6,983,063)
Empire Co. Ltd.	(34,065)	(425,403)
Fairfax Financial Holdings Ltd.	(8,653)	(4,043,054)
Hydro One Ltd.	(490,147)	(9,059,009)
New Flyer Industries, Inc.	(27,760)	(889,600)
Pretium Resources, Inc.	(106,568)	(1,148,191)
Stantec, Inc.	(38,764)	(1,039,069)
Torex Gold Resources, Inc.	(15,165)	(321,655)

		(31,439,789)
Denmark
AP Moeller — Maersk A/S	(157)	(251,367)
DSV A/S	(24,681)	(1,200,226)
William Demant Holding A/S	(13,680)	(256,145)

		(1,707,738)
France
Aeroports de Paris	(77,796)	(8,632,819)
Air Liquide SA	(87,839)	(9,483,422)
Airbus Group SE	(130,301)	(8,832,450)
Bollore SA	(727,531)	(2,909,744)

		(29,858,435)
Germany
Bayerische Motoren Werke AG	(36,901)	(2,772,175)
GEA Group AG	(227,364)	(9,421,277)
HeidelbergCement AG	(84,247)	(8,138,606)
Volkswagen AG	(34,390)	(5,370,205)

		(25,702,263)
Hong Kong
Esprit Holdings Ltd.	(230,500)	(179,909)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	51

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Italy
Finmeccanica SpA	(18,246)	$(235,070)
Yoox SpA	(169,263)	(4,245,905)

		(4,480,975)
Japan
Acom Co. Ltd.	(727,000)	(3,126,935)
Aeon Co. Ltd.	(130,800)	(1,890,432)
Ain Holdings, Inc.	(400)	(29,321)
Alps Electric Co. Ltd.	(74,500)	(1,984,365)
Asics Corp.	(4,600)	(89,607)
Bic Camera, Inc.	(2,100)	(19,615)
Calsonic Kansei Corp.	(64,000)	(1,017,445)
Chugai Pharmaceutical Co. Ltd.	(46,900)	(1,378,326)
Daikin Industries Ltd.	(18,000)	(1,786,724)
Dentsu, Inc.	(128,800)	(5,953,017)
DMG Mori Seiki Co. Ltd.	(428,200)	(5,851,305)
FamilyMart UNY Holdings Co. Ltd.	(139,500)	(8,838,615)
Fast Retailing Co. Ltd.	(30,200)	(9,498,356)
HIS Co. Ltd.	(700)	(18,680)
Isuzu Motors Ltd.	(206,600)	(2,772,139)
JGC Corp.	(309,300)	(5,369,256)
Kansai Paint Co. Ltd.	(143,200)	(2,781,790)
Kawasaki Kisen Kaisha Ltd.	(1,140,000)	(2,771,980)
Koito Manufacturing Co. Ltd.	(72,500)	(3,845,809)
Kyocera Corp.	(35,800)	(1,863,775)
Kyudenko Corp.	(600)	(16,282)
McDonald’s Holdings Co. Japan Ltd.	(55,600)	(1,461,766)
Mitsubishi Motors Corp.	(73,900)	(400,327)
Mitsubishi UFJ Financial Group, Inc.	(141,700)	(907,379)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(3,700)	(19,723)
Nihon Kohden Corp.	(6,300)	(144,560)
Nippon Kayaku Co. Ltd.	(231,000)	(3,019,056)
Nippon Paint Co. Ltd.	(70,300)	(2,050,620)
Nippon Steel & Sumitomo Metal Corp.	(30,300)	(731,974)
Oriental Land Co. Ltd.	(95,000)	(5,205,934)
Recruit Holdings Co. Ltd.	(187,500)	(8,207,929)
Resorttrust, Inc.	(17,800)	(327,944)
Rinnai Corp.	(500)	(42,491)
SBI Holdings, Inc.	(23,200)	(320,247)
Sharp Corp.	(33,000)	(89,242)
Shimano, Inc.	(4,000)	(630,751)
Sugi Holdings Co. Ltd.	(46,700)	(2,173,346)
Sumitomo Electric Industries Ltd.	(9,300)	(135,323)
TDK Corp.	(10,900)	(783,452)
Terumo Corp.	(112,700)	(4,169,208)
Topcon Corp.	(105,900)	(1,623,269)
TOTO Ltd.	(136,700)	(5,505,755)
Unicharm Corp.	(86,700)	(1,952,663)

		(100,806,733)
Jordan
Hikma Pharmaceuticals PLC	(119,691)	(2,756,860)
Luxembourg
ArcelorMittal	(27,610)	(215,290)
Tenaris SA	(277,210)	(4,855,875)

		(5,071,165)
Macau
Wynn Macau Ltd.	(528,000)	(960,234)
Netherlands
Altice NV, Class A	(153,439)	(3,368,578)
Altice NV, Class B	(60,801)	(1,341,882)
GrandVision NV	(23,956)	(571,259)
Koninklijke Boskalis Westminster NV	(596)	(22,051)

	Shares	Value
Reference Entity — Short (continued)
Netherlands (continued)
Royal Dutch Shell PLC, A Shares	(181,019)	$(4,909,534)
Royal Dutch Shell PLC, B Shares	(167,178)	(4,721,843)

		(14,935,147)
Norway
Norwegian Air Shuttle ASA	(20,148)	(657,725)
Schibsted ASA	(56,382)	(1,490,899)
Schibsted ASA, B Shares	(50,970)	(1,269,082)

		(3,417,706)
Singapore
Sembcorp Industries Ltd.	(2,688,300)	(6,003,740)
Singapore Telecommunications Ltd.	(735,100)	(2,021,078)

		(8,024,818)
South Africa
Mediclinic International PLC	(161,591)	(1,598,759)
Spain
Ferrovial SA	(230,934)	(4,191,988)
Sweden
Alfa Laval AB	(7,732)	(144,559)
Fastighets AB Balder	(1,115)	(22,821)
Hennes & Mauritz AB, B Shares	(337,586)	(9,659,000)

		(9,826,380)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(1,123)	(6,233,071)
Chocoladefabriken Lindt & Spruengli AG	(49)	(3,178,073)
Cie Financiere Richemont SA	(112,551)	(8,765,438)
Dufry AG	(28,850)	(4,118,523)
Geberit AG	(361)	(154,288)
Swatch Group AG	(42,113)	(2,942,436)

		(25,391,829)
United Kingdom
Antofagasta PLC	(826,450)	(8,732,007)
AstraZeneca PLC	(9,685)	(513,973)
BBA Aviation PLC	(1,177,904)	(4,154,372)
Berkeley Group Holdings PLC	(10,973)	(387,561)
Capita PLC	(168,104)	(1,060,592)
Capital & Counties Properties PLC	(65,868)	(225,975)
Cobham PLC	(4,772,648)	(8,166,876)
CYBG PLC	(86,853)	(311,043)
Greene King PLC	(7,977)	(68,543)
HSBC Holdings PLC	(704,518)	(6,010,184)
Next PLC	(9,873)	(476,381)
Rio Tinto PLC	(10,249)	(454,061)
Rolls-Royce Holdings PLC	(1,489,022)	(1,873)
Travis Perkins PLC	(12,490)	(229,076)

		(30,792,517)
Total Reference Entity — Short		(313,820,666)
Net Value of Reference Entity — UBS AG		16,294,835

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Transactions in Options Written for the Six Months Ended January 31, 2017

	Calls
	Contracts	Premiums Received
Outstanding options, beginning of period	—	—
Options written	58,400	$933,232
Options closed	(58,400)	(933,232)

Outstanding options, end of period	—	—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$1,043,940	—	—	—	$1,043,940
Swap — OTC	Unrealized appreciation on OTC swaps	—	—	33,387,775	—	—	—	33,387,775

Total		—	—	$34,431,715	—	—	—	$34,431,715

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$1,228,222	—	—	—	$1,228,222
Swap — OTC	Unrealized depreciation on OTC swaps	—	—	1,535	—	—	—	1,535

Total		—	—	$1,229,757	—	—	—	$1,229,757

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$4,655,996	—	—	—	$4,655,996
Options purchased[1]	—	—	(1,683,278)	—	—	—	(1,683,278)
Options written	—	—	735,840	—	—	—	735,840
Swaps	—	—	2,697,245	—	—	—	2,697,245

Total	—	—	$6,405,803	—	—	—	$6,405,803

[1] Options purchased are included in the net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(1,020,586)	—	—	—	$(1,020,586)
Swaps	—	—	22,952,852	—	—	—	22,952,852

Total	—	—	$21,932,266	—	—	—	$21,932,266

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$129,115,633
Average notional value of contracts — short	$65,916,233
Options:
Average value of options contracts purchased	$764,748
Average value of options contracts written	$916,880	[1]
Total return swaps:
Average notional value	$57,757,969
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	53

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$158,804	$662,005
Swaps — OTC[1]	33,387,775	1,535

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$33,546,579	$663,540

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(158,804)	(662,005)

Total derivative assets and liabilities subject to an MNA	$33,387,775	$1,535

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Bank of America N.A	$3,953,176	—	—	$(3,430,000)	$523,176
Deutsche Bank AG	1,365,262	—	—	(1,365,262)	—
Goldman Sachs & Co	6,842,662	—	—	(6,100,000)	742,662
Morgan Stanley & Co. International	52,655	$(1,535)	—	—	51,120
UBS AG	21,174,020	—	—	(21,151,403)	22,617

Total	$33,387,775	$(1,535)	—	$(32,046,665)	$1,339,575

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International	$1,535	$(1,535)	—	—	—
[1] The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Preferred Securities	—	—	$6,487,884	$6,487,884
Short-Term Securities	$610,032,932	—	—	610,032,932

Total	$610,032,932	—	$6,487,884	$616,520,816

Derivative Financial Instruments [2]
Assets:
Equity contracts	$1,043,940	$33,387,775	—	$34,431,715
Liabilities:
Equity contracts	(1,228,222)	(1,535)	—	(1,229,757)

Total	$(184,282)	$33,386,240	—	$33,201,958

[1] See above Schedule of Investments for values in each country.
[2] Derivative financial instruments are futures contracts and swaps. Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

54	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of July 31, 2016	$6,612,226
Transfers into Level 3	—
Transfers out of Level 3[1]	—
Accrued discounts/premiums	—
Net realized gain (loss)	(124,342)
Net change in unrealized appreciation (depreciation)[1,2]	—
Purchases	—
Sales	—

Closing Balance, as of January 31, 2017	$6,487,884

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017[2]	$(124,342)

[1] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$6,487,884	Market	Discount Rate[1] Revenue Growth Rate[2] Revenue Growth Rate[2] Revenue Multiple[2] Exit Scenario Probability[2] Time to Exit[1]	25.00% 72.00% 187% – 230.00% 11.25x – 37.50x 15.00% – 55.00% 1-2 years	— — 203.90% 15.03x 35.00% —
[1] Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
[2] Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	55

Statements of Assets and Liabilities

January 31, 2017 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Assets
Investments at value — affiliated[1]	$148,882,956	$610,032,932
Investments at value — unaffiliated[2]	—	6,487,884
Foreign currency at value[3]	—	4,977,273
Cash pledged:
OTC derivatives	4,010,000	—
Futures contracts	—	8,302,000
Receivables:
Capital shares sold	593,830	2,057,320
Dividends — affiliated	50,289	199,618
Swaps	—	2,646
Variation margin on futures contracts	—	158,804
Unrealized appreciation on OTC swaps	16,729,581	33,387,775
Deferred offering costs	—	34,417
Prepaid expenses	28,053	74,226

Total assets	170,294,709	665,714,895

Liabilities
Bank overdraft	257,586	1,748,232
Cash received as collateral for OTC derivatives	8,841,803	34,481,403
Payables:
Capital shares redeemed	456,716	2,573,361
Investment advisory fees	190,861	777,532
Administration fees	5,641	23,055
Officer’s and Trustees’ fees	5,532	17,357
Service and distribution fees	5,479	48,043
Variation margin on futures contracts	—	662,005
Other accrued expenses	304,216	1,073,804
Unrealized depreciation on OTC swaps	5,650,084	1,535

Total liabilities	15,717,918	41,406,327

Net Assets	$154,576,791	$624,308,568

Net Assets Consist of
Paid-in capital	$167,880,210	$739,593,705
Accumulated net investment loss	(3,258,008)	(18,223,122)
Accumulated net realized loss	(21,124,908)	(130,066,064)
Net unrealized appreciation (depreciation)	11,079,497	33,004,049

Net Assets	$154,576,791	$624,308,568

See Notes to Financial Statements.

56	BLACKROCK FUNDS	JANUARY 31, 2017

Statements of Assets and Liabilities (concluded)

January 31, 2017 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Net Asset Value
Institutional:
Net assets	$143,564,421	$517,511,581

Shares outstanding[4]	14,676,851	47,630,658

Net asset value	$9.78	$10.87

Investor A:
Net assets	$6,222,493	$69,063,329

Shares outstanding[4]	643,061	6,402,927

Net asset value	$9.68	$10.79

Investor C:
Net assets	$4,789,877	$37,714,899

Shares outstanding[4]	513,577	3,589,021

Net asset value	$9.33	$10.51

Class K:
Net assets	—	$18,759

Shares outstanding[4]	—	1,724

Net asset value	—	$10.88

[1] Investments at cost — affiliated	$148,882,956	$610,032,932
[2] Investments at cost — unaffiliated	—	$6,749,966
[3] Foreign currency at cost	—	$4,908,189
[4] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	57

Statements of Operations

Six Months Ended January 31, 2017 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Investment Income
Dividends — affiliated	$243,923	$1,158,549

Expenses
Investment advisory	1,335,033	6,255,792
Transfer agent — class specific	67,849	600,597
Professional	58,480	67,840
Service and distribution — class specific	38,847	359,125
Administration	37,826	173,121
Accounting services	36,364	205,820
Registration	25,981	96,739
Administration — class specific	17,800	83,489
Printing	17,150	32,683
Officer and Trustees	8,148	22,125
Custodian	7,996	39,070
Offering	—	42,614
Recoupment of past waived fees — class specific	19,543	2,985
Miscellaneous	41,685	49,355

Total expenses	1,712,702	8,031,355
Less:
Fees waived by the Manager	(53,891)	(253,202)
Administrator fees waived — class specific	(8,407)	(59,466)
Transfer agent fees waived and/or reimbursed — class specific	(54,032)	(85,017)

Total expenses after fees waived and/or reimbursed	1,596,372	7,633,670

Net investment loss	(1,352,449)	(6,475,121)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	—	(1,687,170)
Capital gain distributions from investment companies — affiliated	803	3,485
Futures contracts	920,868	4,655,996
Foreign currency transactions	—	40,969
Options written	—	735,840
Swaps	4,167	2,697,245

	925,838	6,446,365

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	—	(120,134)
Futures contracts	—	(1,020,586)
Foreign currency translations	—	66,598
Swaps	354,321	22,952,852

	354,321	21,878,730

Net realized and unrealized gain	1,280,159	28,325,095

Net Increase (Decrease) in Net Assets Resulting from Operations	$(72,290)	$21,849,974

See Notes to Financial Statements.

58	BLACKROCK FUNDS	JANUARY 31, 2017

Statements of Changes in Net Assets

	BlackRock Emerging Markets Long/Short Equity Fund		BlackRock Global Long/Short Equity Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment loss	$(1,352,449)	$(4,117,675)	$(6,475,121)	$(23,401,275)
Net realized gain (loss)	925,838	(5,503,444)	6,446,365	(90,655,239)
Net change in unrealized appreciation (depreciation)	354,321	7,828,927	21,878,730	(51,517,722)

Net increase (decrease) in net assets resulting from operations	(72,290)	(1,792,192)	21,849,974	(165,574,236)

Distributions to Shareholders[1]
From net realized gain:
Institutional	—	(3,004,653)	—	(27,244,588)
Investor A	—	(187,418)	—	(3,362,215)
Investor C	—	(89,473)	—	(1,181,063)

Decrease in net assets resulting from distributions to shareholders	—	(3,281,544)	—	(31,787,866)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(41,573,212)	(227,124,855)	(459,332,914)	(564,023,952)
Capital contributions — affiliated	22,962 [2]	—	—	—

	(41,550,250)	(227,124,855)	(459,332,914)	(564,023,952)

Net Assets
Total decrease in net assets	(41,622,540)	(232,198,591)	(437,482,940)	(761,386,054)
Beginning of period	196,199,331	428,397,922	1,061,791,508	1,823,177,562

End of period	$154,576,791	$196,199,331	$624,308,568	$1,061,791,508

Accumulated net investment loss, end of period	$(3,258,008)	$(1,905,559)	$(18,223,122)	$(11,748,001)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

[2]	See Note 6 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	59

Financial Highlights	BlackRock Emerging Markets Long/Short Equity Fund

	Institutional
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,							Period October 6, 2011[1] to July 31, 2012
			2016		2015		2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$9.76		$9.84		$10.34		$10.73	$10.73		$10.00

Net investment loss[2]	(0.07)		(0.14)		(0.17)		(0.18)	(0.17)		(0.14)
Net realized and unrealized gain (loss)	0.09		0.17		(0.33)		(0.15)	0.21		0.89

Net increase (decrease) from investment operations	0.02		0.03		(0.50)		(0.33)	0.04		0.75

Distributions:[3]
From net investment income	—		—		—		—	—		(0.02)
From net realized gain	—		(0.11)		—		(0.06)	(0.04)		—

Total distributions	—		(0.11)		—		(0.06)	(0.04)		(0.02)

Net asset value, end of period	$9.78		$9.76		$9.84		$10.34	$10.73		$10.73

Total Return[4]
Based on net asset value	0.21%	[5]	0.34%		(4.84)%		(3.09)%	0.33%		7.47%	[5]

Ratios to Average Net Assets
Total expenses	1.88%	[6,7]	1.85%	[8]	1.86%	[9]	1.85% [8]	1.84%	[8]	2.13%	[6,8,10]

Total expenses excluding recoupment of past fees waived	1.85%	[6,7]	1.84%	[8]	1.85%	[9]	1.84% [8]	1.81%	[8]	2.13%	[6,8]

Total expenses after fees waived and/or reimbursed	1.75%	[6,7]	1.75%	[8]	1.75%	[9]	1.75% [8]	1.71%	[8]	1.75%	[6,8]

Net investment loss	(1.48)%	[6,7]	(1.49)%	[8]	(1.68)%	[9]	(1.72)% [8]	(1.61)%	[8]	(1.61)%	[6,8]

Supplemental Data
Net assets, end of period (000)	$143,564		$177,981		$400,181		$509,665	$433,886		$126,707

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.15%.

See Notes to Financial Statements.

60	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Investor A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,							Period October 6, 2011[1] to July 31, 2012
			2016		2015		2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$9.67		$9.78		$10.29		$10.69	$10.71		$10.00

Net investment loss[2]	(0.08)		(0.17)		(0.19)		(0.20)	(0.20)		(0.16)
Net realized and unrealized gain (loss)	0.09		0.17		(0.32)		(0.15)	0.21		0.88

Net increase (decrease) from investment operations	0.01		—		(0.51)		(0.35)	0.01		0.72

Distributions:[3]
From net investment income	—		—		—		—	—		(0.01)
From net realized gain	—		(0.11)		—		(0.05)	(0.03)		—

Total distributions	—		(0.11)		—		(0.05)	(0.03)		(0.01)

Net asset value, end of period	$9.68		$9.67		$9.78		$10.29	$10.69		$10.71

Total Return[4]
Based on net asset value	0.10%	[5]	0.03%		(4.96)%		(3.27)%	0.12%		7.24%	[5]

Ratios to Average Net Assets
Total expenses	2.16%	[6,7]	2.10%	[8]	2.03%	[9]	2.01% [8]	2.03%	[8]	2.19%	[6,8,10]

Total expenses excluding recoupment of past fees waived	2.15%	[6,7]	2.08%	[8]	2.02%	[9]	2.00% [8]	2.01%	[8]	2.19%	[6,8]

Total expenses after fees waived and/or reimbursed	2.00%	[6,7]	2.00%	[8]	1.95%	[9]	1.94% [8]	1.95%	[8]	2.00%	[6,8]

Net investment loss	(1.72)%	[6,7]	(1.74)%	[8]	(1.89)%	[9]	(1.91)% [8]	(1.85)%	[8]	(1.85)%	[6,8]

Supplemental Data
Net assets, end of period (000)	$6,222		$12,239		$19,036		$64,400	$166,701		$57,655

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.20%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	61

Financial Highlights (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

	Investor C
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,								Period October 6, 2011[1] to July 31, 2012
			2016		2015		2014		2013

Per Share Operating Performance
Net asset value, beginning of period	$9.36		$9.53		$10.11		$10.56		$10.65		$10.00

Net investment loss[2]	(0.12)		(0.23)		(0.27)		(0.27)		(0.28)		(0.22)
Net realized and unrealized gain (loss)	0.09		0.17		(0.31)		(0.15)		0.21		0.87

Net increase (decrease) from investment operations	(0.03)		(0.06)		(0.58)		(0.42)		(0.07)		0.65

Distributions from net realized gain[3]	—		(0.11)		—		(0.03)		(0.02)		(0.00)[4]

Net asset value, end of period	$9.33		$9.36		$9.53		$10.11		$10.56		$10.65

Total Return[5]
Based on net asset value	(0.32)%	[6]	(0.60)%		(5.74)%		(3.99)%		(0.70)%		6.53%	[6]

Ratios to Average Net Assets
Total expenses	2.90%	[7,8]	2.85%	[9]	2.81%	[10]	2.79%	[9]	2.81%	[9]	3.00%	[7,9,11]

Total expenses excluding recoupment of past fees waived	2.90%	[7,8]	2.85%	[9]	2.80%	[10]	2.78%	[9]	2.77%	[9]	3.00%	[7,9]

Total expenses after fees waived and/or reimbursed	2.75%	[7,8]	2.74%	[9]	2.74%	[10]	2.72%	[9]	2.72%	[9]	2.75%	[7,9]

Net investment loss	(2.47)%	[7,8]	(2.48)%	[9]	(2.67)%	[10]	(2.68)%	[9]	(2.62)%	[9]	(2.61)%	[7,9]

Supplemental Data
Net assets, end of period (000)	$4,790		$5,979		$9,181		$16,131		$20,636		$10,196

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[10]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[11]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 3.00%.

See Notes to Financial Statements.

62	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock Global Long/Short Equity Fund

	Institutional
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,						Period December 20, 2012[1] to July 31, 2013
			2016		2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$10.56		$11.92		$11.61		$11.29		$10.00

Net investment loss[2]	(0.08)		(0.15)		(0.18)		(0.19)		(0.11)
Net realized and unrealized gain (loss)	0.39		(1.00)		0.50		0.66		1.40

Net increase (decrease) from investment operations	0.31		(1.15)		0.32		0.47		1.29

Distributions from net realized gain[3]	—		(0.21)		(0.01)		(0.15)		—

Net asset value, end of period	$10.87		$10.56		$11.92		$11.61		$11.29

Total Return[4]
Based on net asset value	2.94%	[5]	(9.77)%		2.78%		4.13%		12.90%	[5]

Ratios to Average Net Assets
Total expenses	1.84%	[6,7]	1.68%	[8]	1.67%	[9]	1.71%	[8]	2.67%	[6,8,10]

Total expenses excluding recoupment of past fees waived	1.84%	[6,7]	1.68%	[8]	1.67%	[9]	1.69%	[8]	2.67%	[6,8]

Total expenses after fees waived and/or reimbursed	1.75%	[6,7]	1.62%	[8]	1.60%	[9]	1.64%	[8]	1.75%	[6,8]

Net investment loss	(1.47)%	[6,7]	(1.35)%	[8]	(1.53)%	[9]	(1.61)%	[8]	(1.67)%	[6,8]

Supplemental Data
Net assets, end of period (000)	$517,512		$824,306		$1,496,484		$1,005,213		$65,630

Portfolio turnover rate	—		34%	[11]	17%	[11]	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.94%.

[11]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	63

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund

	Investor A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,						Period December 20, 2012[1] to July 31, 2013
			2016		2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$10.49		$11.84		$11.57		$11.28		$10.00

Net investment loss[2]	(0.09)		(0.18)		(0.21)		(0.21)		(0.14)
Net realized and unrealized gain (loss)	0.39		(0.99)		0.49		0.64		1.42

Net increase (decrease) from investment operations	0.30		(1.17)		0.28		0.43		1.28

Distributions from net realized gain[3]	—		(0.18)		(0.01)		(0.14)		—

Net asset value, end of period	$10.79		$10.49		$11.84		$11.57		$11.28

Total Return[4]
Based on net asset value	2.86%	[5]	(10.02)%		2.44%		3.82%		12.80%	[5]

Ratios to Average Net Assets
Total expenses	2.15%	[6,7]	1.95%	[8]	1.93%	[9]	1.97%	[8]	2.30%	[6,8,10]

Total expenses excluding recoupment of past fees waived	2.15%	[6,7]	1.94%	[8]	1.92%	[9]	1.95%	[8]	2.30%	[6,8]

Total expenses after fees waived and/or reimbursed	2.00%	[6,7]	1.88%	[8]	1.86%	[9]	1.89%	[8]	2.00%	[6,8]

Net investment loss	(1.72)%	[6,7]	(1.61)%	[8]	(1.80)%	[9]	(1.86)%	[8]	(1.95)%	[6,8]

Supplemental Data
Net assets, end of period (000)	$69,063		$122,464		$225,910		$294,439		$15,076

Portfolio turnover rate	—		34%	[11]	17%	[11]	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.57%.

[11]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

64	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund

	Investor C
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,						Period December 20, 2012[1] to July 31, 2013
			2016		2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$10.26		$11.63		$11.45		$11.23		$10.00

Net investment loss[2]	(0.13)		(0.26)		(0.30)		(0.30)		(0.19)
Net realized and unrealized gain (loss)	0.38		(0.97)		0.49		0.65		1.42

Net increase (decrease) from investment operations	0.25		(1.23)		0.19		0.35		1.23

Distributions from net realized gain[3]	—		(0.14)		(0.01)		(0.13)		—

Net asset value, end of period	$10.51		$10.26		$11.63		$11.45		$11.23

Total Return[4]
Based on net asset value	2.44%	[5]	(10.66)%		1.69%		3.07%		12.30%	[5]

Ratios to Average Net Assets
Total expenses	2.85%	[6,7]	2.71%	[8]	2.70%	[9]	2.72%	[8]	3.09%	[6,8,10]

Total expenses excluding recoupment of past fees waived	2.85%	[6,7]	2.71%	[8]	2.69%	[9]	2.70%	[8]	3.09%	[6,8]

Total expenses after fees waived and/or reimbursed	2.75%	[6,7]	2.64%	[8]	2.63%	[9]	2.64%	[8]	2.75%	[6,8]

Net investment loss	(2.47)%	[6,7]	(2.37)%	[8]	(2.57)%	[9]	(2.61)%	[8]	(2.70)%	[6,8]

Supplemental Data
Net assets, end of period (000)	$37,715		$62,567		$100,783		$100,980		$2,592

Portfolio turnover rate	—		34%	[11]	17%	[11]	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 3.36%.

[11]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	65

Financial Highlights (concluded)	BlackRock Global Long/Short Equity Fund

	Class K
	Six Months Ended January 31, 2017 (Unaudited)		Period March 28, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.56		$11.02

Net investment loss[2]	(0.07)		(0.04)
Net realized and unrealized gain (loss)	0.39		(0.42)

Net increase (decrease) from investment operations	0.32		(0.46)

Net asset value, end of period	$10.88		$10.56

Total Return[3]
Based on net asset value	3.03%	[4]	(4.17)%	[4]

Ratios to Average Net Assets
Total expenses	1.68%	[5,6]	1.63%	[5,7]

Total expenses excluding recoupment of past fees waived	1.68%	[5,6]	1.63%	[5,7]

Total expenses after fees waived and/or reimbursed	1.62%	[5,6]	1.56%	[5,7]

Net investment loss	(1.34)%	[5,6]	(1.15)%	[5,7]

Supplemental Data
Net assets, end of period (000)	$19		$52,455

Portfolio turnover rate	—		34%	[8,9]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[8]	Excludes investments underlying the total return swaps.

[9]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

66	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds”, or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Emerging Markets Long/Short Equity Fund	Emerging Markets Long/Short Equity	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes		None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, a Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with each Fund’s investment policies.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

BLACKROCK FUNDS	JANUARY 31, 2017	67

Notes to Financial Statements (continued)

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

68	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach	(i)		recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)		recapitalizations and other transactions across the capital structure; and
	(iii	)	market multiples of comparable issuers.
Income approach	(i)		future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)		quoted prices for similar investments or assets in active markets; and
	(iii)		other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)		audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)		changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)		relevant news and other public sources; and
	(iv)		known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its

BLACKROCK FUNDS	JANUARY 31, 2017	69

Notes to Financial Statements (continued)

entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

70	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

In purchasing and writing options, the Fund bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: The Funds enter into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

•

Total return swaps — Certain Funds enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

•	Total return swaps / Custom basket swaps — Certain Funds enter into total return swaps to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

BLACKROCK FUNDS	JANUARY 31, 2017	71

Notes to Financial Statements (continued)

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.50%
$1 Billion — $3 Billion	1.41%
$3 Billion — $5 Billion	1.35%
$5 Billion — $10 Billion	1.31%
Greater than $10 Billion	1.28%

With respect to Global Long/Short Equity, the Manager entered into a separate sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended January 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees	Investor A	Investor C	Total
Emerging Markets Long/Short Equity	$11,681	$27,166	$38,847
Global Long/Short Equity	$110,468	$248,657	$359,125

72	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2017, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Administration Fees	Institutional	Investor A	Investor C	Class K	Total
Emerging Markets Long/Short Equity	$16,327	$930	$543	—	$17,800
Global Long/Short Equity	$67,057	$8,816	$4,951	$2,665	$83,489

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended

January 31, 2017, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Total
Emerging Markets Long/Short Equity	$2	—	$2
Global Long/Short Equity	$4,331	$907	$5,238

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Emerging Markets Long/Short Equity	$233	$184	$58	—	$475
Global Long/Short Equity	$1,953	$809	$617	$202	$3,581

For the six months ended January 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Emerging Markets Long/Short Equity	$59,080	$5,654	$3,115	—	$67,849
Global Long/Short Equity	$474,133	$89,276	$36,757	$431	$600,597

Other Fees: For the six months ended January 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Investor A	$164	$315

For the six months ended January 31, 2017, affiliates received CDSCs as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Investor A	—	$18,091
Investor C	$45	$5,630

BLACKROCK FUNDS	JANUARY 31, 2017	73

Notes to Financial Statements (continued)

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Emerging Markets Long/Short Equity	Global Long/Short Equity
Institutional	1.75%	1.75%
Investor A	2.00%	2.00%
Investor C	2.75%	2.75%
Class K	—	1.70%

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to December 1, 2017 for each Fund unless approved by the Board, including a majority of the Independent Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund.

For the six months ended January 31, 2017, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived — Class Specific
	Institutional	Investor A	Investor C	Class K	Total
Emerging Markets Long/Short Equity	$7,271	$631	$505	—	$8,407
Global Long/Short Equity	$46,842	$8,580	$4,015	$29	$59,466

Transfer Agent Fees Waived and/or Reimbursed — Class Specific
	Institutional	Investor A	Investor C	Class K	Total
Emerging Markets Long/Short Equity	$48,291	$3,814	$1,927	—	$54,032
Global Long/Short Equity	$49,269	$29,863	$5,792	$93	$85,017

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager, and shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

With respect to the Funds, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended January 31, 2017, the amounts waived were as follows:

Emerging Markets Long/Short Equity	$53,891
Global Long/Short Equity	$253,202

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver become contractual through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Funds.

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

74	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

For the six months ended January 31, 2017, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Fund Level	—	—
Institutional	$19,343	$2,478
Investor A	$141	—
Investor C	$59	$507

On January 31, 2017, the Funds’ fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Emerging Markets Long/Short Equity			Global Long/Short Equity
Expiring July 31,	2017	2018	2019	2017	2018	2019
Fund Level	—	—	—	—	—	—
Institutional	$166,594	$87,987	$55,562	—	—	$96,111
Investor A	$2,067	$4,571	$4,445	—	$4,223	$38,443
Investor C	—	$3,152	$2,432	—	—	$9,807
Class K	—	—	—	—	—	$122

Total	$168,661	$95,710	$62,439	—	$4,223	$144,483

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Funds’ investment restrictions. If a Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: During the six months ended January 31, 2017, Emerging Markets Long/Short Equity Fund received a reimbursement of $22,962 from an affiliate, which is included in capital share transactions in the Statements of Changes in Net Assets, relating to an operating error.

7. Purchase and Sales:

For the six months ended January 31, 2017, purchases and sales of investments excluding short-term securities, were as follows:

Global Long/Short Equity
Purchases	—
Sales	$6,018

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Emerging Market Long/Short Equity’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2016. The statute of limitations on Global Long/Short Equity’s U.S. federal tax returns remains open for each of the three years ended July 31, 2016 and the period ended July 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

BLACKROCK FUNDS	JANUARY 31, 2017	75

Notes to Financial Statements (continued)

As of July 31, 2016, Emerging Markets Long/Short Equity Fund and Global Long/Short Equity Fund had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains of $10,094,032 and $73,499,970, respectively.

As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Global Long/ Short Equity
Tax cost	$616,782,898

Gross unrealized appreciation	$1,494,384
Gross unrealized depreciation	(1,756,466)

Net unrealized appreciation (depreciation)	$(262,082)

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

76	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with its counterparty to a written option.

With exchange-traded options purchased and futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
Emerging Markets Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,874,695	$28,058,823	5,109,943	$49,489,464
Shares issued in reinvestment of distributions	—	—	270,813	2,570,013
Shares redeemed	(6,426,340)	(62,473,961)	(27,809,335)	(269,618,413)

Net decrease	(3,551,645)	$(34,415,138)	(22,428,579)	$(217,558,936)

Investor A
Shares sold	18,843	$181,460	250,108	$2,396,073
Shares issued in reinvestment of distributions	—	—	19,138	180,087
Shares redeemed	(641,380)	(6,151,475)	(950,988)	(9,115,067)

Net decrease	(622,537)	$(5,970,015)	(681,742)	$(6,538,907)

BLACKROCK FUNDS	JANUARY 31, 2017	77

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
Emerging Markets Long/Short Equity (concluded)	Shares	Amount	Shares	Amount
Investor C
Shares sold	2,514	$23,135	43,762	$406,389
Shares issued in reinvestment of distributions	—	—	9,534	87,244
Shares redeemed	(127,907)	(1,188,232)	(377,482)	(3,520,645)

Net decrease	(125,393)	$(1,165,097)	(324,186)	$(3,027,012)

Total Net Decrease	(4,299,575)	$(41,550,250)	(23,434,507)	$(227,124,855)

Global Long/Short Equity
Institutional
Shares sold	7,880,033	$83,683,601	55,910,136	$632,370,583
Shares issued in reinvestment of distributions	—	—	1,799,694	20,750,471
Shares redeemed	(38,341,680)	(408,513,198)	(105,181,745)	(1,165,600,523)

Net decrease	(30,461,647)	$(324,829,597)	(47,471,915)	$(512,479,469)

Investor A
Shares sold	600,033	$6,364,185	7,359,585	$83,095,922
Shares issued in reinvestment of distributions	—	—	289,164	3,319,604
Shares redeemed	(5,868,584)	(61,986,892)	(15,050,945)	(165,087,237)

Net decrease	(5,268,551)	$(55,622,707)	(7,402,196)	$(78,671,711)

Investor C
Shares sold	145,333	$1,492,661	1,890,714	$20,601,379
Shares issued in reinvestment of distributions	—	—	101,849	1,148,859
Shares redeemed	(2,654,082)	(27,403,138)	(4,561,193)	(49,208,113)

Net decrease	(2,508,749)	$(25,910,477)	(2,568,630)	$(27,457,875)

Class K1
Shares sold	1,032,910	$10,867,859	6,977,422	$75,936,456
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(5,997,998)	(63,837,992)	(2,010,610)	(21,351,353)

Net increase (decrease)	(4,965,088)	$(52,970,133)	4,966,812	$54,585,103

Total Net Decrease	(43,204,035)	$(459,332,914)	(52,475,929)	$(564,023,952)

[1]	Class K Shares commenced operations on March 28, 2016.

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

78	BLACKROCK FUNDS	JANUARY 31, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Adviser BlackRock International Limited[1] Edinburgh, EH3 8BL United Kingdom	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

[1]	For Global Long/Short Equity

BLACKROCK FUNDS	JANUARY 31, 2017	79

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

80	BLACKROCK FUNDS	JANUARY 31, 2017

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JANUARY 31, 2017	81

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-1/17-SAR

JANUARY 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Midcap Index Fund
➢	BlackRock MSCI Asia ex Japan Index Fund
➢	BlackRock MSCI World Index Fund
➢	BlackRock Small/Mid Cap Index Fund
➢	BlackRock Total Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS	JANUARY 31, 2017	3

Fund Summary as of January 31, 2017	BlackRock Midcap Index Fund

Investment Objective

BlackRock Midcap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock Midcap Index Fund” to “iShares Mid-Cap Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended January 31, 2017, the Fund’s Institutional Shares returned 5.67%, Investor A Shares returned 5.60% and Class K Shares returned 5.69%. The benchmark Russell MidCap® Index returned 5.65% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Most of the major U.S. equity indexes saw gains at the beginning of the period, largely driven by a dovish Federal Reserve (“Fed”) that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations.

•

Investors’ focus on the September Fed meeting dominated market performance in the last month of the third quarter. While the Fed kept rates unchanged, several Fed officials expressed support of a rate hike later in the year.

•

The U.S. presidential election and the Fed were front and center in 2016, especially in the fourth quarter. The fourth quarter started with a slight increase in volatility as investors prepared for a possible Fed rate increase, and weighed probable outcomes of the presidential election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

•	The performance of U.S. equities post-election suggests market participants are optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell Midcap® Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JANUARY 31, 2017

BlackRock Midcap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell Midcap® Index and in depositary receipts representing securities of the Russell Midcap® Index.

[3]

A float-adjusted capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equities universe. It is a subset of the Russell 1000® Index including approximately 800 of the smallest issuers based on a combination of their market cap and current index membership.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Institutional	5.67%	24.59%	5.61%
Investor A	5.60	24.38	5.34
Class K	5.69	24.61	5.69
Russell Midcap® Index	5.65	24.72	5.48

[5]	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on May 13, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,056.70	$0.57	$1,000.00	$1,024.65	$0.56	0.11%
Investor A	$1,000.00	$1,056.00	$1.66	$1,000.00	$1,023.59	$1.63	0.32%
Class K	$1,000.00	$1,056.90	$0.36	$1,000.00	$1,024.85	$0.36	0.07%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2017	5

Fund Summary as of January 31, 2017	BlackRock MSCI Asia ex Japan Index Fund

Investment Objective

BlackRock MSCI Asia ex Japan Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of Asian equities, excluding Japan.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock MSCI Asia ex Japan Index Fund” to “iShares MSCI Asia ex Japan Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Management Commentary

How did the Fund perform?

•	For the six months ended January 31, 2017, the Fund’s Institutional and Class K Shares each returned 4.80%. The benchmark MSCI AC Asia ex Japan Index returned 4.52% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•	Global equity markets broadly rallied during the third quarter as the Fed kept rates unchanged, Japan announced additional fiscal and monetary stimulus, and the Bank of England cut rates.

•	Markets had a strong start to the third quarter as expectations of a near-term Fed rate hike diminished, Japan announced another round of fiscal stimulus, and the earnings season had a strong start.

•

Despite multiple terrorist attacks in France and Germany and a failed coup in Turkey, markets continued to rally in August on the back of a strong earnings season and monetary stimulus from the Bank of England. Positive performance sustained in September as the Fed kept rates unchanged, the Bank of Japan announced additional monetary stimulus, and OPEC decided to limit output. This was all despite inaction from the European Central Bank (“ECB”), the crisis in Syria, and concerns around Wells Fargo and Deutsche Bank. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance early in the period.

•

China implemented significant fiscal and monetary stimulus policies in the face of economic slowdown. Markets reacted positively to the stimulus and Moody’s upgraded its economic forecast on the back of the news. Outside the stimulus, the economic slowdown continued to be a drag on demand for raw materials, which contributed to underperformance and volatility in commodity-exporting countries.

•

Developed markets rallied in the last quarter of the year as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors. Global equity market performance was mixed in October as Asia and Europe outperformed the United States (in local currency terms) on improving economic data and supportive commentary from the Bank of England and ECB.

•

Asian stocks continued to perform well in November as global investors absorbed the unexpected results of the U.S. election and the Bank of Japan’s first intervention after introducing target yield curve control in September.

•

December brought a global equity rally as strong global economic data and continued optimism around President-elect Trump’s reflationary policies outweighed the effects of the ECB’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

•

The 2016 emerging market (“EM”) rally lost steam in the fourth quarter, with particularly poor performance in the month of November as speculation around the outcome of the U.S. presidential election pressured the asset class and EM currencies broadly. The unexpected Trump victory raised concerns for EM investors given the potential for a faster pace of U.S. rate hikes in 2017, leading to a stronger U.S. dollar, and the possible renegotiation of trade agreements that could be detrimental to EM companies.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI AC Asia Ex Japan Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

•

As part of its investment strategy, the Fund utilized derivatives in the form of financial futures contracts. The Fund invests in derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Fund may seek to enhance returns using derivatives. During the period, the Fund’s use of financial futures contracts contributed positively to Fund performance.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JANUARY 31, 2017

BlackRock MSCI Asia ex Japan Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI AC Asia ex Japan Index and in depositary receipts representing securities of the MSCI AC Asia ex Japan Index.

[3]

A free float-adjusted market capitalization index designed to measure equity market performance of the following 10 developed and emerging market countries or regions: China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan and Thailand.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Institutional	4.80%	20.65%	(2.20)%
Class K	4.80	20.66	(2.18)
MSCI AC Asia ex Japan Index (in USD)	4.52	21.24	(2.29)

[5]	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on June 9, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,048.00	$2.32	$1,000.00	$1,022.94	$2.29	0.45%
Class K	$1,000.00	$1,048.00	$2.32	$1,000.00	$1,022.94	$2.29	0.45%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2017	7

Fund Summary as of January 31, 2017	BlackRock MSCI World Index Fund

Investment Objective

BlackRock MSCI World Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed market equities.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock MSCI World Index Fund” to “iShares MSCI World Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Management Commentary

How did the Fund perform?

•	For the six months ended January 31, 2017, the Fund’s Institutional Shares returned 5.13%, and Class K Shares returned 5.24%. The benchmark MSCI World Index returned 4.95% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•	Markets had a strong start to the period as expectations of a near-term Fed rate hike diminished, Japan announced another round of fiscal stimulus, and the earnings season had a strong start.

•

Despite multiple terrorist attacks in France and Germany and a failed coup in Turkey, markets continued to rally in August on the back of a strong earnings season and monetary stimulus from the Bank of England.

•

Positive performance sustained in September as the Fed kept rates unchanged, the Bank of Japan announced additional monetary stimulus, and OPEC decided to limit output. This was all despite inaction from the European Central Bank (“ECB”), the crisis in Syria, and concerns around Wells Fargo and Deutsche Bank. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance for the quarter.

•	Developed markets rallied later in the period as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors.
•

Global equity market performance was mixed in October as Asia and Europe outperformed the United States (in local currency terms) on improving economic data and supportive commentary from the Bank of England and ECB. Asian stocks continued to perform well in November as global investors absorbed the unexpected results of the U.S. election and the Bank of Japan’s first intervention after introducing target yield curve control in September. Europe lagged in anticipation of the Italian referendum, while energy stocks rallied as OPEC and Russia agreed on a production cut at the end of the month.

•

Global equities rallied as strong global economic data and continued optimism around President Trump’s reflationary policies outweighed the effects of the ECB’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI World Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK FUNDS	JANUARY 31, 2017

BlackRock MSCI World Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI World Index and in depositary receipts representing securities of the MSCI World Index.

[3]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Institutional	5.13%	16.85%	2.77%
Class K	5.24	17.12	2.93
MSCI World Index	4.95	17.11	2.34

[5]	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on June 1, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,051.30	$0.93	$1,000.00	$1,024.30	$0.92	0.18%
Class K	$1,000.00	$1,052.40	$0.78	$1,000.00	$1,024.45	$0.71	0.15%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2017	9

Fund Summary as of January 31, 2017	BlackRock Small/Mid Cap Index Fund

Investment Objective

BlackRock Small/Mid Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock Small/Mid Cap Index Fund” to “iShares Small/Mid-Cap Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended January 31, 2017, the Fund’s Institutional Shares returned 8.99%, Investor A Shares returned 8.90%, and Class K Shares returned 9.00%. The benchmark Russell 2500™ Index returned 8.97% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Most of the major U.S. equity indexes saw gains at the beginning of the period, largely driven by a dovish Fed that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations.

•

Investors’ focus on the September Fed meeting dominated market performance in the last month of the third quarter. While the Fed kept rates unchanged, several Fed officials expressed support of a rate hike later in the year.

•

The U.S. presidential election and the Fed were front and center in 2016, especially in the fourth quarter. The fourth quarter started with a slight increase in volatility as investors prepared for a possible Fed rate increase, and weighed probable outcomes of the presidential election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

•	The performance of U.S. equities post-election suggests market participants are optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2500™ Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	BLACKROCK FUNDS	JANUARY 31, 2017

BlackRock Small/Mid Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 2500™ Index.

[3]

An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Average Annual Total Returns[5]
	6 Month Total Returns	1 Year	Since Inception[6]
Institutional	8.99%	29.78%	8.51%
Investor A	8.90	29.67	8.30
Class K	9.00	29.81	8.55
Russell 2500™ Index	8.97	29.55	8.29

[5]	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on August 13, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,089.90	$0.52	$1,000.00	$1,024.43	$0.50	0.10%
Investor A	$1,000.00	$1,089.00	$1.72	$1,000.00	$1,023.29	$1.66	0.33%
Class K	$1,000.00	$1,090.00	$0.36	$1,000.00	$1,024.58	$0.35	0.07%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2017	11

Fund Summary as of January 31, 2017	BlackRock Total Stock Market Index Fund

Investment Objective

BlackRock Total Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock Total Stock Market Index Fund” to “iShares Total U.S. Stock Market Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended January 31, 2017, the Fund’s Institutional Shares returned 6.55%, Investor A Shares returned 6.37%, and Class K Shares returned 6.57%. The benchmark Russell 3000® Index returned 6.61% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Most of the major U.S. equity indexes saw gains at the beginning of the period, largely driven by a dovish Fed that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations.

•

Investors’ focus on the September Fed meeting dominated market performance in the last month of the third quarter. While the Fed kept rates unchanged, several Fed officials expressed support of a rate hike later in the year.

•

The U.S. presidential election and the Fed were front and center in 2016, especially in the fourth quarter. The fourth quarter started with a slight increase in volatility as investors prepared for a possible Fed rate increase, and weighed probable outcomes of the presidential election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

•	The performance of U.S. equities post-election suggests market participants are optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 3000® Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

•	At period end, the Fund accumulated cash leading into the rebalancing of the benchmark index to limit transactional costs. The Fund’s cash position had no material impact on performance.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	BLACKROCK FUNDS	JANUARY 31, 2017

BlackRock Total Stock Market Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 3000® Index.

[3]	An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Average Annual Total Returns[5]
	6 Month Total Returns	1 Year	Since Inception[6]
Institutional	6.55%	21.82%	8.47%
Investor A	6.37	21.52	8.21
Class K	6.57	21.86	8.50
Russell 3000® Index	6.61	21.73	8.37

[5]	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on August 13, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,065.50	$0.31	$1,000.00	$1,024.90	$0.31	0.06%
Investor A	$1,000.00	$1,063.70	$1.46	$1,000.00	$1,023.79	$1.43	0.28%
Class K	$1,000.00	$1,065.70	$0.16	$1,000.00	$1,025.05	$0.15	0.03%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2017	13

Portfolio Information as of January 31, 2017

BlackRock Midcap Index Fund*

Sector Allocation	Percent of Net Assets
Consumer Discretionary	15%
Information Technology	15
Industrials	13
Financials	13
Real Estate	9
Health Care	9
Energy	6
Utilities	6
Materials	6
Consumer Staples	5
Telecommunication Services	1
Short-Term Securities	4
Liabilities in Excess of Other Assets	(2)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

*	Ten largest holdings have not been included as the Fund does not hold any position in excess of 1% of Net Assets.

BlackRock MSCI Asia ex Japan Index Fund

Ten Largest Holdings	Percent of Net Assets
Samsung Electronics Co. Ltd.	5%
Tencent Holdings Ltd.	4
Taiwan Semiconductor Manufacturing Co. Ltd.	4
Alibaba Group Holding Ltd. — ADR	3
AIA Group Ltd.	2
China Mobile Ltd.	2
China Construction Bank Corp., Class H	2
Baidu, Inc. — ADR	1
Industrial & Commercial Bank of China Ltd., Class H	1
Hon Hai Precision Industry Co. Ltd.	1

Geographic Allocation	Percent of Net Assets
China	26%
South Korea	17
Hong Kong	17
Taiwan	14
India	10
Singapore	5
Indonesia	3
Malaysia	3
Thailand	3
Philippines	1
Other	—	[1]
Short-Term Securities	1
Other Assets Less Liabilities	—	[2]

[1]	Other includes a 1% or less investment in each of the following countries: Republic of Korea, United States.

[2]	Represents less than 1% of Net Assets.

BlackRock MSCI World Index Fund

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	2%
Microsoft Corp.	1
Exxon Mobil Corp.	1
Amazon.com, Inc.	1
Johnson & Johnson	1
JPMorgan Chase & Co.	1
Facebook, Inc.	1
Wells Fargo & Co.	1
General Electric Co.	1
AT&T, Inc.	1

Geographic Allocation	Percent of Net Assets[1]
United States	58%
Japan	9
United Kingdom	6
Canada	4
France	3
Switzerland	3
Germany	3
Australia	3
Netherlands	2
Other	7 [1]
Short-Term Securities	3
Liabilities in Excess of Other Assets	(1)

[1]

Other includes a 1% or less investment in each of the following countries: Hong Kong, Spain, Sweden, Singapore, Ireland, Italy, Denmark, Belgium, Finland, Norway, Israel, Austria, New Zealand, Portugal, Argentina, Luxembourg, Bermuda, Mexico and United Arab Emirates.

14	BLACKROCK FUNDS	JANUARY 31, 2017

Portfolio Information (concluded)

BlackRock Small/Mid Cap Index Fund*

Sector Allocation	Percent of Net Assets
Financials	17%
Industrials	15
Information Technology	15
Consumer Discretionary	12
Health Care	11
Real Estate	10
Materials	6
Short-Term Securities	5
Energy	5
Utilities	4
Consumer Staples	3
Telecommunication Services	1
Liabilities in Excess of Other Assets	(4)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

*	Ten largest holdings have not been included as the Fund does not hold any position in excess of 1% of Net Assets.

BlackRock Total Stock Market Index Fund

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	3%
Microsoft Corp.	2
Exxon Mobil Corp.	1
Amazon.com, Inc.	1
Johnson & Johnson	1
Berkshire Hathaway, Inc.	1
JPMorgan Chase & Co.	1
Facebook, Inc.	1
General Electric Co.	1
AT&T, Inc.	1

Sector Allocation	Percent of Net Assets
Information Technology	20%
Financials	15
Health Care	13
Consumer Discretionary	12
Industrials	11
Consumer Staples	8
Energy	7
Real Estate	4
Materials	3
Utilities	3
Telecommunication Services	2
Short-Term Securities	9
Liabilities in Excess of Other Assets	(7)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK FUNDS	JANUARY 31, 2017	15

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 30, 2015, Class K Shares of BlackRock MSCI Asia ex Japan Index Fund and BlackRock MSCI World Index Fund performance results are those of Institutional Shares of BlackRock MSCI Asia ex Japan Index Fund and BlackRock MSCI World Index Fund, respectively, restated to reflect Class K Share fees.

•

Investor A Shares (available only in BlackRock Midcap Index Fund, BlackRock Small/Mid Cap Index Fund and BlackRock Total Stock Market Index Fund) are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to November 30, 2015, Investor A Shares of BlackRock Midcap Index Fund performance results are those of Institutional Shares restated to reflect Investor A Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the perform-

ance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2016 and held through January 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
Arconic, Inc.	182,698	$4,163,689
B/E Aerospace, Inc.	42,487	2,611,676
HEICO Corp.	7,843	603,519
HEICO Corp., Class A	16,353	1,084,204
Hexcel Corp.	38,471	1,975,486
Huntington Ingalls Industries, Inc.	19,396	3,762,048
L3 Technologies, Inc.	31,942	5,068,876
Orbital ATK, Inc.	24,295	2,112,450
Rockwell Collins, Inc.	54,232	4,922,096
Spirit Aerosystems Holdings, Inc., Class A	50,670	3,042,734
Textron, Inc.	112,244	5,316,998
TransDigm Group, Inc.	20,881	4,518,648

		39,182,424
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	59,255	4,506,936
Expeditors International of Washington, Inc.	75,503	3,932,196

		8,439,132
Airlines — 1.1%
Alaska Air Group, Inc.	49,796	4,671,861
American Airlines Group, Inc.	220,295	9,748,054
Copa Holdings SA, Class A	13,121	1,279,166
JetBlue Airways Corp. (a)	133,837	2,624,544
Spirit Airlines, Inc. (a)	29,611	1,600,178
United Continental Holdings, Inc. (a)	132,121	9,310,567

		29,234,370
Auto Components — 1.7%
Adient PLC (a)	38,276	2,430,143
Allison Transmission Holdings, Inc.	58,719	2,053,990
BorgWarner, Inc.	90,371	3,689,848
Delphi Automotive PLC	113,678	7,964,281
Gentex Corp.	117,511	2,454,805
Goodyear Tire & Rubber Co.	110,885	3,591,565
Johnson Controls International PLC	382,385	16,817,292
Lear Corp.	30,807	4,377,367
Visteon Corp. (a)	14,202	1,272,073

		44,651,364
Automobiles — 0.2%
Harley-Davidson, Inc.	75,445	4,303,383
Thor Industries, Inc.	20,056	2,075,796

		6,379,179
Banks — 4.1%
Associated Banc-Corp	61,934	1,566,930
Bank of Hawaii Corp.	17,594	1,511,501
BankUnited, Inc.	41,147	1,571,815
BOK Financial Corp.	10,867	893,702
CIT Group, Inc.	83,069	3,421,612
Citizens Financial Group, Inc.	220,817	7,986,951
Comerica, Inc.	72,872	4,921,046
Commerce Bancshares, Inc.	36,554	2,066,398
Cullen/Frost Bankers, Inc.	22,135	1,978,869
East West Bancorp, Inc.	59,479	3,059,600
Fifth Third Bancorp	318,582	8,314,990
First Hawaiian, Inc.	10,124	333,991
First Horizon National Corp.	95,875	1,917,500
First Republic Bank	60,813	5,736,490
Huntington Bancshares, Inc.	447,455	6,054,066

Common Stocks	Shares	Value
Banks (continued)
KeyCorp	449,605	$8,079,402
M&T Bank Corp.	62,379	10,140,954
PacWest Bancorp	49,562	2,745,735
Popular, Inc.	42,722	1,898,138
Regions Financial Corp.	528,949	7,622,155
Signature Bank (a)	21,991	3,464,022
SunTrust Banks, Inc.	209,257	11,889,983
SVB Financial Group (a)	21,545	3,710,695
Synovus Financial Corp.	51,744	2,156,690
TCF Financial Corp.	65,902	1,143,400
Western Alliance Bancorp (a)	38,868	1,919,302
Zions Bancorporation	83,563	3,525,523

		109,631,460
Beverages — 0.7%
Brown-Forman Corp., Class A	23,545	1,101,435
Brown-Forman Corp., Class B	76,219	3,475,586
Dr. Pepper Snapple Group, Inc.	77,199	7,040,549
Molson Coors Brewing Co., Class B	71,673	6,917,878

		18,535,448
Biotechnology — 1.2%
ACADIA Pharmaceuticals, Inc. (a)	40,583	1,403,766
Agios Pharmaceuticals, Inc. (a)	12,481	537,058
Alkermes PLC (a)	62,575	3,385,933
Alnylam Pharmaceuticals, Inc. (a)	31,108	1,244,009
AquaBounty Technologies, Inc. (a)	358	4,940
BioMarin Pharmaceutical, Inc. (a)	71,011	6,222,694
Incyte Corp. (a)	67,751	8,212,099
Intercept Pharmaceuticals, Inc. (a)	6,831	749,702
Intrexon Corp. (a)	23,983	507,480
Ionis Pharmaceuticals, Inc. (a)	50,033	2,226,469
Juno Therapeutics, Inc. (a)	26,412	563,632
Neurocrine Biosciences, Inc. (a)	35,742	1,533,689
OPKO Health, Inc. (a)	135,003	1,173,176
Seattle Genetics, Inc. (a)	39,975	2,408,094
United Therapeutics Corp. (a)	18,314	2,996,720

		33,169,461
Building Products — 0.8%
Allegion PLC	39,891	2,619,642
AO Smith Corp.	60,676	2,957,955
Armstrong World Industries, Inc. (a)	19,141	764,683
Fortune Brands Home & Security, Inc.	63,785	3,516,467
Lennox International, Inc.	16,531	2,592,226
Masco Corp.	138,144	4,551,845
Owens Corning	47,649	2,632,607
USG Corp. (a)	37,139	1,136,082

		20,771,507
Capital Markets — 2.0%
Affiliated Managers Group, Inc. (a)	22,461	3,422,158
Ameriprise Financial, Inc.	65,458	7,348,970
Artisan Partners Asset Management, Inc., Class A	14,824	429,155
Donnelley Financial Solutions, Inc. (a)	10,375	249,830
E*Trade Financial Corp. (a)	116,428	4,360,229
Eaton Vance Corp.	45,819	1,921,191
Federated Investors, Inc., Class B	34,623	900,544
Invesco Ltd.	171,512	4,960,127
Lazard Ltd., Class A	53,214	2,260,531
Legg Mason, Inc.	42,149	1,335,702

Portfolio Abbreviations

ADR	American Depositary Receipts	MSCI	Morgan Stanley Capital International	PCL	Public Company Limited
CVA	Certificaten Van Aandelen (Dutch Certificate)	NVDR	Non-voting Depository Receipts	REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	17

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
LPL Financial Holdings, Inc.	35,051	$1,377,504
Northern Trust Corp.	86,329	7,161,854
Raymond James Financial, Inc.	52,722	3,950,459
SEI Investments Co.	53,157	2,578,646
T. Rowe Price Group, Inc.	101,276	6,830,053
TD Ameritrade Holding Corp.	103,649	4,783,401

		53,870,354
Chemicals — 1.9%
Albemarle Corp.	46,647	4,321,378
Ashland Global Holdings, Inc.	25,802	3,071,212
Axalta Coating Systems Ltd. (a)	68,890	1,997,810
Cabot Corp.	25,446	1,408,945
Celanese Corp., Series A	61,425	5,184,270
CF Industries Holdings, Inc.	97,080	3,425,953
Eastman Chemical Co.	61,558	4,770,745
FMC Corp.	55,652	3,348,024
Huntsman Corp.	82,444	1,681,033
International Flavors & Fragrances, Inc.	33,196	3,890,903
Mosaic Co.	145,693	4,570,389
NewMarket Corp.	3,070	1,323,692
Platform Specialty Products Corp. (a)	82,049	996,075
RPM International, Inc.	54,180	2,831,447
Scotts Miracle-Gro Co., Class A	18,781	1,727,289
Valspar Corp.	32,671	3,615,699
Valvoline, Inc.	13,812	319,748
Westlake Chemical Corp.	16,060	994,275
WR Grace & Co.	29,246	2,027,918

		51,506,805
Commercial Services & Supplies — 1.0%
Cintas Corp.	36,959	4,291,310
Clean Harbors, Inc. (a)	21,876	1,214,118
Copart, Inc. (a)	40,631	2,305,403
Covanta Holding Corp.	49,793	801,667
Iron Mountain, Inc.	108,989	3,901,806
KAR Auction Services, Inc.	57,306	2,610,288
LSC Communications, Inc.	10,375	272,033
Pitney Bowes, Inc.	79,094	1,259,176
Republic Services, Inc.	98,183	5,633,741
Rollins, Inc.	39,940	1,408,284
RR Donnelley & Sons Co.	31,840	546,056
Stericycle, Inc. (a)	34,259	2,642,739

		26,886,621
Communications Equipment — 1.2%
Arista Networks, Inc. (a)	16,218	1,524,492
ARRIS International PLC (a)	78,519	2,244,073
Brocade Communications Systems, Inc.	166,337	2,074,223
CommScope Holding Co., Inc. (a)	53,272	2,014,747
EchoStar Corp., Class A (a)	18,462	940,270
F5 Networks, Inc. (a)	27,975	3,749,489
Harris Corp.	51,968	5,337,633
Juniper Networks, Inc.	155,393	4,161,425
Motorola Solutions, Inc.	72,789	5,874,800
Palo Alto Networks, Inc. (a)	36,206	5,342,557

		33,263,709
Construction & Engineering — 0.5%
AECOM (a)	63,328	2,338,703
Chicago Bridge & Iron Co. NV	43,373	1,440,417
Fluor Corp.	57,933	3,215,281
Jacobs Engineering Group, Inc. (a)	49,763	2,913,624
KBR, Inc.	60,389	1,027,217
Quanta Services, Inc. (a)	60,001	2,153,436

		13,088,678

Common Stocks	Shares	Value
Construction Materials — 0.6%
Eagle Materials, Inc.	19,468	$2,035,963
Martin Marietta Materials, Inc.	26,466	6,076,594
Vulcan Materials Co.	55,154	7,077,913

		15,190,470
Consumer Finance — 0.8%
Ally Financial, Inc.	184,733	3,901,561
Credit Acceptance Corp. (a)(b)	3,330	683,582
Navient Corp.	125,321	1,884,828
OneMain Holdings, Inc. (a)	21,667	484,908
Santander Consumer USA Holdings, Inc. (a)	42,787	565,644
SLM Corp. (a)	178,554	2,121,222
Synchrony Financial	348,815	12,494,553

		22,136,298
Containers & Packaging — 1.7%
Aptargroup, Inc.	25,643	1,871,170
Avery Dennison Corp.	37,429	2,733,065
Ball Corp.	71,110	5,422,848
Bemis Co., Inc.	39,018	1,900,957
Berry Plastics Group, Inc. (a)	52,402	2,674,074
Crown Holdings, Inc. (a)	55,847	3,025,232
Graphic Packaging Holding Co.	131,968	1,650,920
International Paper Co.	170,903	9,673,110
Owens-Illinois, Inc. (a)	67,412	1,274,087
Packaging Corp. of America	38,926	3,588,199
Sealed Air Corp.	81,726	3,963,711
Silgan Holdings, Inc.	16,475	963,952
Sonoco Products Co.	41,152	2,261,302
WestRock Co.	104,197	5,559,952

		46,562,579
Distributors — 0.4%
Genuine Parts Co.	60,783	5,884,402
LKQ Corp. (a)	127,012	4,052,953
Pool Corp.	16,745	1,767,602

		11,704,957
Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	1,818	944,542
H&R Block, Inc.	86,289	1,851,762
Service Corp. International	77,788	2,265,964
ServiceMaster Global Holdings, Inc. (a)	56,350	2,083,823

		7,146,091
Diversified Financial Services — 1.1%
CBOE Holdings, Inc.	33,817	2,692,510
FactSet Research Systems, Inc.	16,651	2,881,456
Interactive Brokers Group, Inc., Class A	26,612	993,692
Leucadia National Corp.	136,959	3,266,472
MarketAxess Holdings, Inc.	15,278	2,860,805
Moody’s Corp.	70,553	7,314,229
Morningstar, Inc.	7,239	551,250
MSCI, Inc.	37,871	3,133,825
Nasdaq, Inc.	46,798	3,301,131
Voya Financial, Inc.	85,385	3,434,185

		30,429,555
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	224,183	5,797,372
Frontier Communications Corp.	483,522	1,687,492
Level 3 Communications, Inc. (a)	121,874	7,246,628
SBA Communications Corp. (a)	51,786	5,450,994
Zayo Group Holdings, Inc. (a)	67,932	2,171,107

		22,353,593
Electric Utilities — 2.3%
Avangrid, Inc.	22,396	868,965

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Electric Utilities (continued)
Edison International	131,991	$9,619,504
Entergy Corp.	74,652	5,348,069
Eversource Energy	132,338	7,320,938
FirstEnergy Corp.	177,268	5,374,766
Great Plains Energy, Inc.	89,266	2,459,278
Hawaiian Electric Industries, Inc.	44,650	1,494,882
OGE Energy Corp.	82,830	2,778,118
Pinnacle West Capital Corp.	46,241	3,589,689
PPL Corp.	282,817	9,853,344
Westar Energy, Inc.	59,040	3,228,898
Xcel Energy, Inc.	212,034	8,761,245

		60,697,696
Electrical Equipment — 0.8%
Acuity Brands, Inc.	18,110	3,752,935
AMETEK, Inc.	95,900	4,900,490
Hubbell, Inc.	22,734	2,775,367
Regal-Beloit Corp.	18,561	1,347,528
Rockwell Automation, Inc.	54,139	8,012,031

		20,788,351
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	124,975	8,434,563
Arrow Electronics, Inc. (a)	38,170	2,806,258
Avnet, Inc.	53,276	2,474,138
CDW Corp.	67,710	3,487,742
Cognex Corp.	33,770	2,281,501
Dolby Laboratories, Inc., Class A	21,342	1,022,495
Fitbit, Inc., Series A (a)	50,416	303,000
FLIR Systems, Inc.	56,849	2,008,475
IPG Photonics Corp. (a)	14,674	1,687,363
Jabil Circuit, Inc.	77,715	1,863,606
Keysight Technologies, Inc. (a)	71,367	2,645,575
National Instruments Corp.	43,141	1,355,490
Trimble, Inc. (a)	105,474	3,124,140
Zebra Technologies Corp., Class A (a)	21,539	1,802,168

		35,296,514
Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	182,469	11,510,144
Diamond Offshore Drilling, Inc. (a)	25,641	420,000
Dril-Quip, Inc. (a)	15,891	988,420
Ensco PLC, Class A	125,992	1,375,833
Frank’s International NV	20,758	245,775
Helmerich & Payne, Inc.	40,282	2,866,467
Nabors Industries Ltd.	114,307	1,857,489
National Oilwell Varco, Inc.	156,901	5,932,427
Noble Corp. PLC	103,607	699,347
Oceaneering International, Inc.	40,869	1,138,202
Patterson-UTI Energy, Inc.	59,725	1,674,689
Rowan Cos. PLC, Class A (a)	52,747	945,226
RPC, Inc.	23,631	508,539
Superior Energy Services, Inc. (a)	64,502	1,139,750
Transocean Ltd. (a)	144,801	2,022,870
Weatherford International PLC (a)	405,039	2,110,253

		35,435,431
Equity Real Estate Investment Trusts (REITs) — 0.1%
Colony NorthStar, Inc., Class A	227,235	3,163,111
Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc.	16,153	1,855,980
Rite Aid Corp. (a)	429,427	2,413,380
Sprouts Farmers Market, Inc. (a)	56,014	1,045,781
U.S. Foods Holding Corp. (a)	18,145	493,544
Whole Foods Market, Inc.	132,555	4,005,812

		9,814,497

Common Stocks	Shares	Value
Food Products — 2.9%
Blue Buffalo Pet Products, Inc. (a)	23,965	$581,151
Bunge Ltd.	57,948	4,010,581
Campbell Soup Co.	77,633	4,831,102
Conagra Brands, Inc.	182,152	7,120,322
Flowers Foods, Inc.	70,979	1,427,388
Hain Celestial Group, Inc. (a)	42,320	1,674,179
Hershey Co.	58,424	6,161,979
Hormel Foods Corp.	112,673	4,090,030
Ingredion, Inc.	29,910	3,834,163
J.M. Smucker Co.	48,285	6,559,517
Kellogg Co.	103,465	7,522,940
Lamb Weston Holdings, Inc.	60,682	2,267,080
McCormick & Co., Inc.	48,155	4,601,210
Mead Johnson Nutrition Co.	77,806	5,482,211
Pilgrim’s Pride Corp.	25,439	486,903
Pinnacle Foods, Inc.	48,121	2,559,556
Post Holdings, Inc. (a)	26,724	2,236,264
TreeHouse Foods, Inc. (a)	22,789	1,729,229
Tyson Foods, Inc., Class A	121,508	7,629,487
WhiteWave Foods Co. (a)	72,396	3,986,124

		78,791,416
Gas Utilities — 0.3%
Atmos Energy Corp.	42,319	3,223,861
National Fuel Gas Co.	30,903	1,735,204
UGI Corp.	71,819	3,330,247

		8,289,312
Health Care Equipment & Supplies — 2.9%
ABIOMED, Inc. (a)	16,506	1,755,743
Alere, Inc. (a)	36,002	1,332,074
Align Technology, Inc. (a)	30,332	2,781,141
C.R. Bard, Inc.	30,623	7,267,757
Cooper Cos., Inc.	19,817	3,658,416
Dentsply Sirona, Inc.	95,642	5,422,901
DexCom, Inc. (a)	34,182	2,705,505
Edwards Lifesciences Corp. (a)	87,976	8,466,810
Hill-Rom Holdings, Inc.	27,222	1,602,559
Hologic, Inc. (a)	116,139	4,707,114
IDEXX Laboratories, Inc. (a)	36,966	4,522,051
Intuitive Surgical, Inc. (a)	15,744	10,905,711
ResMed, Inc.	57,958	3,914,483
Teleflex, Inc.	18,184	3,050,002
Varex Imaging Corp. (a)	15,622	449,133
Varian Medical Systems, Inc. (a)	39,724	3,084,569
West Pharmaceutical Services, Inc.	29,636	2,508,095
Zimmer Biomet Holdings, Inc.	76,930	9,103,127

		77,237,191
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. (a)	30,318	1,163,302
AmerisourceBergen Corp.	68,556	5,983,568
Brookdale Senior Living, Inc. (a)	76,841	1,150,310
Centene Corp. (a)	69,631	4,405,553
DaVita, Inc. (a)	69,762	4,447,327
Envision Healthcare Corp. (a)	48,328	3,286,304
Henry Schein, Inc. (a)	34,068	5,446,110
Laboratory Corp. of America Holdings (a)	42,599	5,717,212
LifePoint Health, Inc. (a)	15,596	925,622
MEDNAX, Inc. (a)	38,072	2,602,221
Patterson Cos., Inc.	34,877	1,451,232
Premier, Inc., Class A (a)	19,117	609,068
Quest Diagnostics, Inc.	58,978	5,421,258
Tenet Healthcare Corp. (a)	33,669	592,238
Universal Health Services, Inc., Class B	35,641	4,014,246
VCA, Inc. (a)	32,343	2,930,276
WellCare Health Plans, Inc. (a)	18,640	2,712,865

		52,858,712

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	19

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Health Care Technology — 0.4%
athenahealth, Inc. (a)	16,172	$2,037,510
Cerner Corp. (a)	122,500	6,579,475
Inovalon Holdings, Inc., Class A (a)	24,032	277,570
Veeva Systems, Inc., Class A (a)	39,927	1,690,110

		10,584,665
Hotels, Restaurants & Leisure — 2.5%
Aramark	100,793	3,410,835
Brinker International, Inc.	20,928	931,296
Chipotle Mexican Grill, Inc. (a)	11,758	4,955,291
Choice Hotels International, Inc.	13,611	755,410
Darden Restaurants, Inc.	48,521	3,555,619
Domino’s Pizza, Inc.	20,796	3,629,734
Dunkin’ Brands Group, Inc.	38,051	1,973,705
Extended Stay America, Inc.	29,343	475,650
Hilton Grand Vacations, Inc. (a)	21,254	623,380
Hilton Worldwide Holdings, Inc.	72,657	4,183,590
Hyatt Hotels Corp., Class A (a)	13,679	748,378
International Game Technology PLC	39,771	1,050,352
Marriott International, Inc., Class A	134,045	11,340,207
MGM Resorts International (a)	197,397	5,685,034
Norwegian Cruise Line Holdings Ltd. (a)	66,238	3,113,186
Panera Bread Co., Class A (a)	9,280	1,940,077
Royal Caribbean Cruises Ltd.	70,190	6,571,890
Six Flags Entertainment Corp.	29,773	1,773,875
Vail Resorts, Inc.	16,011	2,746,527
Wendy’s Co.	88,086	1,191,804
Wyndham Worldwide Corp.	45,731	3,615,493
Wynn Resorts Ltd.	33,508	3,398,716

		67,670,049
Household Durables — 1.8%
CalAtlantic Group, Inc.	31,462	1,097,080
D.R. Horton, Inc.	140,573	4,204,538
Garmin Ltd.	46,334	2,237,469
Harman International Industries, Inc.	29,405	3,268,660
Leggett & Platt, Inc.	55,036	2,626,318
Lennar Corp., Class A	73,657	3,288,785
Lennar Corp., Class B	6,095	219,176
Mohawk Industries, Inc. (a)	25,683	5,543,419
Newell Brands, Inc.	196,036	9,278,384
NVR, Inc. (a)	1,454	2,701,532
PulteGroup, Inc.	143,486	3,086,384
Tempur Sealy International, Inc. (a)	22,151	952,493
Toll Brothers, Inc. (a)	64,275	2,015,664
Tupperware Brands Corp.	21,071	1,271,846
Whirlpool Corp.	30,950	5,412,845

		47,204,593
Household Products — 0.5%
Church & Dwight Co., Inc.	106,885	4,833,340
Clorox Co.	53,970	6,476,400
Energizer Holdings, Inc.	25,702	1,297,180
Spectrum Brands Holdings, Inc.	10,257	1,368,181

		13,975,101
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	274,158	3,136,367
Calpine Corp. (a)	149,140	1,759,852
NRG Energy, Inc.	129,561	2,142,939

		7,039,158
Industrial Conglomerates — 0.5%
BWX Technologies, Inc.	38,762	1,608,235
Carlisle Cos., Inc.	26,279	2,867,302
Roper Technologies, Inc.	41,586	7,978,274

		12,453,811

Common Stocks	Shares	Value
Insurance — 4.3%
Alleghany Corp. (a)	5,676	$3,471,271
Allied World Assurance Co. Holdings AG	36,518	1,940,201
American Financial Group, Inc.	29,502	2,542,187
American National Insurance Co.	3,272	381,482
AmTrust Financial Services, Inc.	37,389	986,696
Arch Capital Group Ltd. (a)	48,431	4,278,879
Arthur J Gallagher & Co.	73,295	3,945,470
Aspen Insurance Holdings Ltd.	26,029	1,468,036
Assurant, Inc.	24,200	2,350,546
Assured Guaranty Ltd.	56,911	2,214,407
Axis Capital Holdings Ltd.	39,592	2,534,284
Brown & Brown, Inc.	48,656	2,049,877
Cincinnati Financial Corp.	62,834	4,434,824
CNA Financial Corp.	13,113	546,156
Endurance Specialty Holdings Ltd.	26,266	2,434,596
Erie Indemnity Co., Class A	9,786	1,097,108
Everest Re Group Ltd.	15,450	3,397,919
First American Financial Corp.	44,359	1,667,011
FNF Group	109,753	3,880,866
Hanover Insurance Group, Inc.	17,942	1,506,051
Hartford Financial Services Group, Inc.	163,712	7,974,412
Lincoln National Corp.	99,639	6,726,629
Loews Corp.	116,814	5,441,196
Markel Corp. (a)	5,739	5,308,575
Mercury General Corp.	7,488	473,616
Old Republic International Corp.	100,601	2,092,501
Principal Financial Group, Inc.	111,648	6,373,984
ProAssurance Corp.	20,924	1,138,266
Progressive Corp.	243,759	9,126,337
Reinsurance Group of America, Inc.	25,450	3,193,212
RenaissanceRe Holdings Ltd.	15,515	2,115,005
Torchmark Corp.	49,819	3,663,689
Unum Group	99,460	4,518,468
Validus Holdings Ltd.	32,680	1,862,760
W.R. Berkley Corp.	41,111	2,763,070
White Mountains Insurance Group Ltd.	1,816	1,652,124
XL Group Ltd.	110,610	4,155,618

		115,707,329
Internet & Direct Marketing Retail — 0.6%
Expedia, Inc.	49,718	6,045,212
Groupon, Inc. (a)	147,930	510,359
Liberty Expedia Holdings, Inc., Class A (a)	22,615	995,286
Liberty Interactive Corp QVC Group, Series A (a)	184,585	3,540,340
Liberty Ventures (a)	33,222	1,450,140
TripAdvisor, Inc. (a)	47,339	2,504,233

		15,045,570
Internet Software & Services — 0.9%
Akamai Technologies, Inc. (a)	71,738	4,920,510
CommerceHub, Inc., Series A (a)	13,222	194,231
CommerceHub, Inc., Series C (a)	11,894	173,415
CoStar Group, Inc. (a)	13,281	2,684,090
GoDaddy, Inc., Class A (a)	18,775	670,831
IAC/InterActiveCorp (a)	29,195	2,008,908
Match Group, Inc. (a)(b)	11,955	207,658
Nutanix, Inc., Class A (a)(b)	5,953	180,197
Pandora Media, Inc. (a)	91,652	1,191,476
Twilio, Inc. (a)	7,777	224,211
Twitter, Inc. (a)	263,362	4,640,439
VeriSign, Inc. (a)	39,439	3,163,402
Yelp, Inc. (a)	28,689	1,198,626
Zillow Group, Inc., Class A (a)	20,938	753,349
Zillow Group, Inc., Class C (a)	43,001	1,521,375

		23,732,718

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
IT Services — 3.7%
Alliance Data Systems Corp.	24,044	$5,491,169
Amdocs Ltd.	61,924	3,635,558
Black Knight Financial Services, Inc., Class A (a)	9,785	356,663
Booz Allen Hamilton Holding Corp.	47,225	1,597,149
Broadridge Financial Solutions, Inc.	49,165	3,270,947
Computer Sciences Corp.	57,763	3,592,859
Conduent, Inc. (a)	83,957	1,255,997
CoreLogic, Inc. (a)	36,927	1,302,415
CSRA, Inc.	67,886	2,105,824
DST Systems, Inc.	13,650	1,571,798
Euronet Worldwide, Inc. (a)	20,725	1,482,252
Fidelity National Information Services, Inc.	135,360	10,750,291
First Data Corp., Class A (a)	129,676	1,989,230
Fiserv, Inc. (a)	92,488	9,935,986
FleetCor Technologies, Inc. (a)	38,167	5,629,251
Gartner, Inc. (a)	33,334	3,312,066
Genpact Ltd. (a)	62,621	1,545,486
Global Payments, Inc.	64,017	4,947,234
Jack Henry & Associates, Inc.	32,723	2,937,871
Leidos Holdings, Inc.	55,376	2,675,768
Paychex, Inc.	134,287	8,096,163
Sabre Corp.	85,974	2,106,363
Square, Inc., Class A (a)	21,063	307,941
Teradata Corp. (a)	53,797	1,579,480
Total System Services, Inc.	69,193	3,506,701
Vantiv, Inc., Class A (a)	64,555	4,017,903
VeriFone Systems, Inc. (a)	46,570	846,177
Western Union Co.	205,321	4,020,185
WEX, Inc. (a)	16,047	1,834,654
Xerox Corp.	418,645	2,901,210

		98,602,591
Leisure Products — 0.5%
Brunswick Corp.	37,631	2,252,592
Hasbro, Inc.	46,767	3,858,745
Mattel, Inc.	141,911	3,719,487
Polaris Industries, Inc.	25,043	2,105,365
Vista Outdoor, Inc. (a)	24,358	701,754

		12,637,943
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	135,100	6,615,847
Bio-Rad Laboratories, Inc., Class A (a)	8,623	1,639,060
Bio-Techne Corp.	15,247	1,551,382
Bruker Corp.	44,091	1,046,279
Charles River Laboratories International, Inc. (a)	19,641	1,586,993
Illumina, Inc. (a)	60,914	9,752,331
Mettler-Toledo International, Inc. (a)	10,935	4,665,199
Patheon NV (a)	13,350	383,012
PerkinElmer, Inc.	45,138	2,400,890
QIAGEN NV (a)	91,227	2,643,759
Quintiles IMS Holdings, Inc. (a)	58,346	4,579,578
VWR Corp. (a)	31,308	811,190
Waters Corp. (a)	31,971	4,528,692

		42,204,212
Machinery — 3.8%
AGCO Corp.	28,929	1,816,741
Colfax Corp. (a)	40,858	1,593,462
Crane Co.	20,225	1,457,009
Cummins, Inc.	65,832	9,677,962
Donaldson Co., Inc.	52,610	2,222,773
Dover Corp.	63,801	4,960,528
Flowserve Corp.	54,019	2,655,574
Graco, Inc.	23,093	2,068,902
IDEX Corp.	31,633	2,852,031
Ingersoll-Rand PLC	107,316	8,515,525

Common Stocks	Shares	Value
Machinery (continued)
ITT, Inc.	37,516	$1,533,279
Lincoln Electric Holdings, Inc.	25,407	2,118,182
Manitowoc Foodservice, Inc. (a)	52,303	1,003,172
Middleby Corp. (a)	23,404	3,140,349
Nordson Corp.	23,727	2,693,726
Oshkosh Corp.	30,297	2,109,580
PACCAR, Inc.	142,623	9,599,954
Parker Hannifin Corp.	55,673	8,191,168
Pentair PLC	69,180	4,056,023
Snap-on, Inc.	24,099	4,374,691
Stanley Black & Decker, Inc.	62,318	7,727,432
Terex Corp.	43,905	1,396,179
Timken Co.	29,358	1,303,495
Toro Co.	44,460	2,620,028
Trinity Industries, Inc.	62,050	1,708,857
Valmont Industries, Inc.	9,256	1,332,864
WABCO Holdings, Inc. (a)	21,964	2,394,735
Wabtec Corp.	36,043	3,122,766
Xylem, Inc.	74,837	3,690,212

		101,937,199
Marine — 0.1%
Kirby Corp. (a)	21,946	1,414,420
Media — 2.0%
AMC Networks, Inc., Class A (a)	24,684	1,415,627
Cable One, Inc.	1,956	1,236,935
Cinemark Holdings, Inc.	44,112	1,874,760
Clear Channel Outdoor Holdings, Inc., Class A	14,126	69,924
Discovery Communications, Inc., Class A (a)	61,949	1,756,254
Discovery Communications, Inc., Class C (a)	92,932	2,575,146
Interpublic Group of Cos., Inc.	167,175	3,933,628
John Wiley & Sons, Inc., Class A	18,760	1,033,676
Liberty Broadband Corp., Class A (a)	10,345	865,670
Liberty Broadband Corp., Class C (a)	43,213	3,687,797
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	38,186	1,383,861
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	75,933	2,725,235
Lions Gate Entertainment Corp., Class A	20,241	582,334
Lions Gate Entertainment Corp., Class B (a)	43,013	1,152,318
Live Nation Entertainment, Inc. (a)	54,537	1,560,849
Madison Square Garden Co., Class A (a)	8,094	1,421,873
News Corp., Class A	156,546	1,923,950
News Corp., Class B	51,247	648,275
Omnicom Group, Inc.	98,475	8,434,384
Regal Entertainment Group, Class A	32,562	737,855
Scripps Networks Interactive, Inc., Class A	34,307	2,612,821
Sirius XM Holdings, Inc.	740,307	3,494,249
TEGNA, Inc.	90,477	2,072,828
Tribune Media Co., Class A	32,698	943,010
Viacom, Inc., Class A	4,340	196,385
Viacom, Inc., Class B	143,494	6,046,837

		54,386,481
Metals & Mining — 1.5%
Alcoa Corp.	60,811	2,216,561
Compass Minerals International, Inc.	14,166	1,184,278
Freeport-McMoRan, Inc. (a)	553,119	9,209,431
Newmont Mining Corp.	221,115	8,022,052
Nucor Corp.	132,503	7,697,099
Reliance Steel & Aluminum Co.	28,851	2,297,982
Royal Gold, Inc.	27,122	1,957,395
Southern Copper Corp.	34,843	1,336,578
Steel Dynamics, Inc.	97,668	3,302,155
Tahoe Resources, Inc.	126,717	1,158,193
United States Steel Corp.	63,991	2,093,146

		40,474,870

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	21

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Multi-Utilities — 2.8%
Alliant Energy Corp.	95,014	$3,577,277
Ameren Corp.	101,159	5,326,021
CenterPoint Energy, Inc.	179,897	4,715,100
CMS Energy Corp.	116,126	4,946,968
Consolidated Edison, Inc.	127,222	9,458,956
DTE Energy Co.	74,742	7,372,551
MDU Resources Group, Inc.	80,651	2,367,107
NiSource, Inc.	132,303	2,959,618
Public Service Enterprise Group, Inc.	210,355	9,308,209
SCANA Corp.	54,349	3,733,776
Sempra Energy	104,163	10,665,250
Vectren Corp.	34,427	1,889,698
WEC Energy Group, Inc.	131,883	7,787,691

		74,108,222
Multiline Retail — 1.1%
Burlington Stores, Inc. (a)	29,238	2,447,221
Dillard’s, Inc., Class A	7,129	402,361
Dollar General Corp.	118,576	8,753,280
Dollar Tree, Inc. (a)	94,411	7,287,585
JC Penney Co., Inc. (a)	130,652	868,836
Kohl’s Corp.	76,908	3,063,246
Macy’s, Inc.	128,519	3,796,451
Nordstrom, Inc.	51,219	2,264,904

		28,883,884
Oil, Gas & Consumable Fuels — 4.8%
Antero Resources Corp. (a)	75,298	1,838,024
Cabot Oil & Gas Corp.	192,468	4,134,213
Cheniere Energy, Inc. (a)	83,272	3,967,911
Chesapeake Energy Corp. (a)	253,629	1,635,907
Cimarex Energy Co.	39,109	5,287,928
Concho Resources, Inc. (a)	58,856	8,206,881
CONSOL Energy, Inc.	94,662	1,603,574
Continental Resources, Inc. (a)	36,342	1,764,767
Devon Energy Corp.	217,956	9,925,716
Diamondback Energy, Inc. (a)	37,669	3,961,649
Energen Corp. (a)	40,531	2,184,216
EQT Corp.	71,938	4,361,601
Extraction Oil & Gas, Inc. (a)	18,124	324,782
Gulfport Energy Corp. (a)	66,349	1,386,694
Hess Corp.	117,612	6,372,218
HollyFrontier Corp.	67,430	1,953,447
Kosmos Energy Ltd. (a)	62,538	408,998
Laredo Petroleum, Inc. (a)	61,432	832,404
Marathon Oil Corp.	353,647	5,923,587
Marathon Petroleum Corp.	219,284	10,536,596
Murphy Oil Corp.	68,138	1,969,870
Murphy USA, Inc. (a)	15,689	999,389
Newfield Exploration Co. (a)	82,958	3,324,957
Noble Energy, Inc.	177,572	7,060,263
ONEOK, Inc.	87,502	4,822,235
Parsley Energy, Inc., Class A (a)	77,424	2,726,873
PBF Energy, Inc., Class A	45,236	1,049,023
QEP Resources, Inc. (a)	99,750	1,739,640
Range Resources Corp.	85,804	2,774,901
Rice Energy, Inc. (a)	45,491	902,087
SM Energy Co.	40,304	1,229,675
Southwestern Energy Co. (a)	204,380	1,841,464
Targa Resources Corp.	68,744	3,961,029
Tesoro Corp.	49,761	4,023,177
Whiting Petroleum Corp. (a)	85,390	946,975
Williams Cos., Inc.	312,053	8,999,608
World Fuel Services Corp.	28,897	1,285,339
WPX Energy, Inc. (a)	160,225	2,231,934

		128,499,552

Common Stocks	Shares	Value
Paper & Forest Products — 0.0%
Domtar Corp.	25,013	$1,092,818
Personal Products — 0.3%
Coty, Inc., Class A	190,035	3,648,672
Edgewell Personal Care Co. (a)	24,531	1,934,024
Herbalife Ltd. (a)	30,744	1,727,813
Nu Skin Enterprises, Inc., Class A	23,201	1,203,668

		8,514,177
Pharmaceuticals — 0.7%
Akorn, Inc. (a)	33,794	645,465
Endo International PLC (a)	87,043	1,065,406
Mallinckrodt PLC (a)	45,567	2,220,480
Perrigo Co. PLC	57,326	4,365,375
Zoetis, Inc.	189,938	10,435,194

		18,731,920
Professional Services — 0.9%
Dun & Bradstreet Corp.	15,115	1,853,401
Equifax, Inc.	49,378	5,791,052
ManpowerGroup, Inc.	27,825	2,656,174
Nielsen Holdings PLC	150,093	6,140,305
Robert Half International, Inc.	53,005	2,494,415
TransUnion (a)	21,828	688,237
Verisk Analytics, Inc. (a)	63,948	5,284,663

		24,908,247
Real Estate Investment Trusts (REITs) — 9.5%
AGNC Investment Corp.	137,723	2,571,288
Alexandria Real Estate Equities, Inc.	32,293	3,578,710
American Campus Communities, Inc.	54,425	2,646,144
American Homes 4 Rent, Class A	69,397	1,546,165
Annaly Capital Management, Inc.	423,705	4,330,265
Apartment Investment & Management Co., Class A	64,890	2,859,702
Apple Hospitality REIT, Inc.	68,468	1,370,729
AvalonBay Communities, Inc.	57,176	9,909,173
Boston Properties, Inc.	63,787	8,349,718
Brandywine Realty Trust	72,263	1,163,434
Brixmor Property Group, Inc.	79,399	1,915,898
Camden Property Trust	35,867	2,997,405
Care Capital Properties, Inc.	35,677	881,579
Chimera Investment Corp.	81,824	1,442,557
Columbia Property Trust, Inc.	52,147	1,160,271
Communications Sales & Leasing, Inc.	50,972	1,339,544
CoreCivic, Inc.	46,897	1,361,889
Corporate Office Properties Trust	39,531	1,257,876
CubeSmart	73,837	1,855,524
CyrusOne, Inc.	29,418	1,416,771
DCT Industrial Trust, Inc.	37,605	1,680,568
DDR Corp.	127,217	1,931,154
Digital Realty Trust, Inc.	66,383	7,144,802
Douglas Emmett, Inc.	58,061	2,197,028
Duke Realty Corp.	144,534	3,516,512
Empire State Realty Trust, Inc., Class A	51,118	1,047,408
EPR Properties	26,289	1,944,597
Equinix, Inc.	28,865	11,112,448
Equity Commonwealth (a)	50,880	1,569,139
Equity Lifestyle Properties, Inc.	31,796	2,350,996
Equity One, Inc.	38,416	1,198,195
Essex Property Trust, Inc.	27,187	6,098,044
Extra Space Storage, Inc.	50,230	3,619,072
Federal Realty Investment Trust	29,457	4,136,647
Forest City Realty Trust, Inc., Class A	94,967	2,150,053
Gaming and Leisure Properties, Inc.	77,710	2,457,967
GGP, Inc.	233,786	5,807,244
HCP, Inc.	194,550	5,898,756
Healthcare Trust of America, Inc., Class A	56,035	1,628,937
Highwoods Properties, Inc.	39,828	2,047,558

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust	62,358	$1,941,205
Host Hotels & Resorts, Inc.	306,841	5,544,617
Kilroy Realty Corp.	39,960	2,991,006
Kimco Realty Corp.	167,983	4,181,097
Lamar Advertising Co., Class A	34,145	2,578,630
Liberty Property Trust	60,823	2,334,995
Life Storage, Inc.	19,003	1,547,794
Macerich Co.	59,738	4,103,403
MFA Financial, Inc.	155,123	1,223,921
Mid-America Apartment Communities, Inc.	47,033	4,465,783
National Retail Properties, Inc.	59,582	2,597,775
Omega Healthcare Investors, Inc.	76,726	2,460,603
Outfront Media, Inc.	57,282	1,571,245
Paramount Group, Inc.	75,476	1,259,694
Park Hotels & Resorts, Inc.	42,508	1,153,667
Piedmont Office Realty Trust, Inc., Class A	60,514	1,314,364
Prologis, Inc.	217,675	10,633,424
Quality Care Properties, Inc. (a)	37,982	701,148
Rayonier, Inc.	51,916	1,447,937
Realty Income Corp.	107,509	6,410,762
Regency Centers Corp.	42,935	2,993,858
Retail Properties of America, Inc., Class A	98,667	1,477,045
Senior Housing Properties Trust	93,782	1,786,547
SL Green Realty Corp.	40,625	4,426,906
Spirit Realty Capital, Inc.	199,085	2,094,374
Starwood Property Trust, Inc.	104,365	2,323,165
STORE Capital Corp.	62,834	1,486,652
Sun Communities, Inc.	27,779	2,187,874
Tanger Factory Outlet Centers, Inc.	38,930	1,331,017
Taubman Centers, Inc.	24,208	1,714,895
Two Harbors Investment Corp.	144,768	1,269,615
UDR, Inc.	110,184	3,850,931
Ventas, Inc.	140,898	8,689,180
VEREIT, Inc.	402,262	3,431,295
Vornado Realty Trust	71,503	7,601,484
Weingarten Realty Investors	48,241	1,718,827
Welltower, Inc.	148,892	9,871,540
Weyerhaeuser Co.	308,691	9,671,289
WP Carey, Inc.	43,042	2,666,022

		254,547,353
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A (a)	125,001	3,795,030
Howard Hughes Corp. (a)	15,023	1,601,602
Jones Lang LaSalle, Inc.	18,732	1,929,958
Realogy Holdings Corp.	59,327	1,537,163

		8,863,753
Road & Rail — 0.7%
AMERCO, Inc.	2,578	971,055
Avis Budget Group, Inc. (a)	33,518	1,247,540
Genesee & Wyoming, Inc., Class A (a)	25,204	1,899,374
Hertz Global Holdings, Inc. (a)	29,668	622,138
JB Hunt Transport Services, Inc.	36,886	3,654,665
Kansas City Southern	44,841	3,852,290
Landstar System, Inc.	17,837	1,509,010
Old Dominion Freight Line, Inc. (a)	28,067	2,477,755
Ryder System, Inc.	22,270	1,728,152

		17,961,979
Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	127,846	9,580,779
Cree, Inc. (a)	41,493	1,144,377
Cypress Semiconductor Corp.	129,259	1,525,256
First Solar, Inc. (a)	32,052	999,702
KLA-Tencor Corp.	64,976	5,530,107
Lam Research Corp.	66,497	7,637,845

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corp.	99,197	$6,262,307
Marvell Technology Group Ltd.	167,575	2,491,840
Maxim Integrated Products, Inc.	117,653	5,233,206
Microchip Technology, Inc.	87,553	5,896,695
Micron Technology, Inc. (a)	431,717	10,408,697
NVIDIA Corp.	212,226	23,170,835
ON Semiconductor Corp. (a)	171,377	2,282,742
Qorvo, Inc. (a)	53,421	3,430,162
Skyworks Solutions, Inc.	79,076	7,254,432
SunPower Corp. (a)(b)	22,929	152,249
Teradyne, Inc.	84,450	2,396,691
Xilinx, Inc.	105,772	6,155,930

		101,553,852
Software — 3.3%
Allscripts Healthcare Solutions, Inc. (a)	74,989	878,121
ANSYS, Inc. (a)	36,651	3,418,072
Atlassian Corp. PLC, Class A (a)	10,565	291,911
Autodesk, Inc. (a)	88,228	7,176,465
CA, Inc.	121,479	3,798,648
Cadence Design Systems, Inc. (a)	125,002	3,253,802
CDK Global, Inc.	64,780	4,051,989
Citrix Systems, Inc. (a)	64,671	5,897,348
Electronic Arts, Inc. (a)	121,285	10,118,808
FireEye, Inc. (a)	64,452	873,325
Fortinet, Inc. (a)	60,234	2,003,383
Guidewire Software, Inc. (a)	30,072	1,573,668
Manhattan Associates, Inc. (a)	29,803	1,527,702
Nuance Communications, Inc. (a)	92,808	1,471,935
PTC, Inc. (a)	47,424	2,493,080
Red Hat, Inc. (a)	75,425	5,723,249
ServiceNow, Inc. (a)	65,671	5,951,106
Splunk, Inc. (a)	54,501	3,153,428
SS&C Technologies Holdings, Inc.	69,978	2,248,393
Symantec Corp.	255,661	7,043,461
Synopsys, Inc. (a)	63,028	3,963,831
Tableau Software, Inc., Class A (a)	22,376	1,070,468
Tyler Technologies, Inc. (a)	13,765	2,009,965
Ultimate Software Group, Inc. (a)	11,433	2,214,115
Workday, Inc., Class A (a)	48,523	4,031,776
Zynga, Inc., Class A (a)	295,693	745,146

		86,983,195
Specialty Retail — 3.4%
Advance Auto Parts, Inc.	29,497	4,844,587
AutoNation, Inc. (a)	27,096	1,439,340
AutoZone, Inc. (a)	12,266	8,892,605
Bed Bath & Beyond, Inc.	61,824	2,494,598
Best Buy Co., Inc.	115,458	5,140,190
Cabela’s, Inc. (a)	20,878	1,166,871
CarMax, Inc. (a)	80,498	5,370,022
CST Brands, Inc.	30,946	1,490,978
Dick’s Sporting Goods, Inc.	36,355	1,875,918
Foot Locker, Inc.	56,206	3,852,359
GameStop Corp., Class A	42,927	1,051,282
Gap, Inc.	92,461	2,129,377
L Brands, Inc.	100,831	6,071,035
Michaels Cos., Inc. (a)	39,664	780,191
O’Reilly Automotive, Inc. (a)	39,387	10,330,029
Penske Automotive Group, Inc.	16,429	893,080
Ross Stores, Inc.	164,003	10,842,238
Sally Beauty Holdings, Inc. (a)	60,718	1,445,088
Signet Jewelers Ltd.	28,977	2,250,644
Staples, Inc.	267,828	2,464,018
Tiffany & Co.	45,562	3,586,641
Tractor Supply Co.	55,517	4,089,937
Ulta Salon Cosmetics & Fragrance, Inc. (a)	24,385	6,639,548

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	23

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Urban Outfitters, Inc. (a)	37,833	$1,004,088
Williams-Sonoma, Inc.	36,710	1,769,789

		91,914,453
Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp. (a)	51,369	2,209,894
NetApp, Inc.	120,678	4,624,381
Western Digital Corp.	117,607	9,376,806

		16,211,081
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	20,796	1,741,665
Coach, Inc.	115,988	4,332,152
Hanesbrands, Inc.	156,962	3,721,569
Kate Spade & Co. (a)	53,209	984,899
lululemon athletica, Inc. (a)	40,396	2,727,134
Michael Kors Holdings Ltd. (a)	67,353	2,883,382
PVH Corp.	33,781	3,168,996
Ralph Lauren Corp.	23,695	2,095,349
Skechers U.S.A., Inc., Class A (a)	54,169	1,360,725
Under Armour, Inc., Class A (a)(b)	76,339	1,640,525
Under Armour, Inc., Class C (a)	76,761	1,475,346

		26,131,742
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	198,699	3,018,238
People’s United Financial, Inc.	128,374	2,407,013
TFS Financial Corp.	23,182	405,453

		5,830,704
Trading Companies & Distributors — 1.0%
Air Lease Corp.	40,018	1,455,855
Fastenal Co.	119,783	5,950,819
HD Supply Holdings, Inc. (a)	83,715	3,541,145
Herc Holdings, Inc. (a)	9,584	476,037
MSC Industrial Direct Co., Inc., Class A	18,314	1,870,775
United Rentals, Inc. (a)	36,770	4,651,773

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	23,066	$5,825,780
Watsco, Inc.	10,768	1,644,704
WESCO International, Inc. (a)	19,873	1,405,021

		26,821,909
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	31,464	2,359,485
Water Utilities — 0.3%
American Water Works Co., Inc.	74,338	5,459,383
Aqua America, Inc.	73,590	2,237,872

		7,697,255
Wireless Telecommunication Services — 0.2%
Sprint Corp. (a)	315,144	2,908,779
Telephone & Data Systems, Inc.	40,016	1,226,491
United States Cellular Corp. (a)	5,797	258,488

		4,393,758
Total Long-Term Investments (Cost — $2,324,399,424) — 98.2%		2,627,586,335

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (c)(d)	106,972,620	106,972,620
SL Liquidity Series, LLC, Money Market Series, 0.94% (c)(d)(e)	1,310,830	1,311,092
Total Short-Term Securities (Cost — $108,283,541) — 4.0%		108,283,712
Total Investments (Cost — $2,432,682,965) — 102.2%		2,735,870,047
Liabilities in Excess of Other Assets — (2.2)%		(58,680,607)

Net Assets — 100.0%		$2,677,189,440

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	106,972,620	106,972,620	$106,972,620	$62,426		$353	—
BlackRock Premier Government Institutional Fund	38,232,137	(38,232,137)	—	—	11,444		—	—
SL Liquidity Series, LLC, Money Market Series	4,519,466	(3,208,636)	1,310,830	1,311,092	136,976	[2]	920	$171
Total				$108,283,712	$210,846		$1,273	$171

[1] Includes net capital gain distributions.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Midcap Index Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
107	S&P 500 E-Mini Index	March 2017	$12,168,575	$(6,319)
189	S&P MidCap 400 E-Mini Index	March 2017	$31,855,950	10,791
Total				$4,472

Derivative Financial Instruments Outstanding as of Period End

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	—	—	$10,791	—	—	—	$10,791

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation	—	—	$6,319	—	—	—	$6,319

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:
Futures contracts		—	—	$5,530,284	—	—	—	$5,530,284

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	($2,520,492)	—	—	—	($2,520,492)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$37,542,490

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	25

Schedule of Investments (concluded)	BlackRock Midcap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:[1]	$2,627,586,335	—	—	$2,627,586,335
Short-Term Securities	106,972,620	—	—	106,972,620

Subtotal	$2,734,558,955	—	—	$2,734,558,955

Investments valued at NAV[2]				1,311,092

Total				$2,735,870,047

Derivative Financial Instruments[3]
Assets:
Equity contracts	$10,791	—	—	$10,791
Liabilities:
Equity contracts	(6,319)	—	—	(6,319)

Total	$4,472	—	—	$4,472

[1] See above Schedule of Investments for values in each sector.
[2] As of January 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
[3] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 25.9%
58.com, Inc. — ADR (a)	1,541	$44,967
AAC Technologies Holdings, Inc.	12,000	123,236
Agricultural Bank of China Ltd., Class H	386,000	161,240
Air China Ltd., Class H	22,000	15,742
Alibaba Group Holding Ltd. — ADR (a)	16,679	1,689,750
Aluminum Corp. of China Ltd., Class H (a)	58,000	29,958
Anhui Conch Cement Co. Ltd., Class H	17,500	56,314
ANTA Sports Products Ltd.	13,000	41,377
AviChina Industry & Technology Co. Ltd., Class H	23,000	16,884
Baidu, Inc. — ADR (a)	4,091	716,211
Bank of China Ltd., Class H	1,125,000	509,531
Bank of Communications Co. Ltd., Class H	148,000	108,860
Beijing Capital International Airport Co. Ltd., Class H	18,000	17,414
Byd Co. Ltd., Class H	8,000	44,255
CGN Power Co. Ltd., Class H (b)	119,000	33,556
China Cinda Asset Management Co. Ltd., Class H	131,000	45,383
China CITIC Bank Corp. Ltd., Class H	150,000	98,656
China Coal Energy Co. Ltd., Class H (a)	30,000	15,644
China Communications Construction Co. Ltd., Class H	54,000	64,994
China Communications Services Corp. Ltd., Class H	30,000	20,393
China Conch Venture Holdings Ltd.	17,000	32,639
China Construction Bank Corp., Class H	1,228,000	910,425
China Everbright Bank Co. Ltd., Class H	33,000	15,884
China Evergrande Group	64,000	44,580
China Galaxy Securities Co. Ltd., Class H	42,500	39,454
China Huarong Asset Management Co., Ltd., Class H (a)(b)	82,983	31,457
China Huishan Dairy Holdings Co. Ltd.	144,000	53,768
China Life Insurance Co. Ltd., Class H	109,000	300,250
China Longyuan Power Group Corp. Ltd., Class H	25,000	20,420
China Medical System Holdings Ltd.	32,000	52,145
China Mengniu Dairy Co. Ltd.	40,000	74,666
China Merchants Bank Co., Ltd., Class H	60,500	151,514
China Minsheng Banking Corp. Ltd., Class H	100,000	110,052
China National Building Material Co. Ltd., Class H	40,000	23,393
China Oilfield Services Ltd., Class H	34,000	36,269
China Pacific Insurance Group Co. Ltd., Class H	36,000	127,872
China Petroleum & Chemical Corp. Class H	380,000	300,172
China Railway Construction Corp. Ltd., Class H	23,500	32,606
China Railway Group Ltd., Class H	46,000	40,264
China Resources Gas Group Ltd.	10,000	31,604
China Shenhua Energy Co. Ltd., Class H	50,500	106,722
China Southern Airlines Co. Ltd., Class H	26,000	14,891
China Telecom Corp. Ltd., Class H	204,000	96,316
China Unicom Hong Kong Ltd.	100,000	118,032
China Vanke Co. Ltd., Class H	19,200	48,706
Chongqing Changan Automobile Co. Ltd., Class B	13,000	18,433
Chongqing Rural Commercial Bank, Co. Ltd., Class H	25,000	15,223
CITIC Securities Co. Ltd., Class H	29,000	59,013
CNOOC Ltd.	304,000	379,621
Country Garden Holdings Co. Ltd.	112,000	64,222
CSPC Pharmaceutical Group Ltd.	72,000	81,033
CSR Corp. Ltd., Class H	58,000	56,441
Ctrip.com International Ltd. — ADR (a)	5,963	257,661
Dongfeng Motor Group Co. Ltd., Class H	38,000	40,285
Far East Horizon Ltd.	28,000	25,526
Fosun International Ltd.	43,000	65,263
Fuyao Glass Industry Group Co., Ltd. (b)	6,800	20,099
GF Securities Co., Ltd., Class H	18,000	38,483
Great Wall Motor Co. Ltd., Class H	39,000	39,077
Guangzhou Automobile Group Co. Ltd., Class H	24,000	32,732
Guangzhou R&F Properties Co. Ltd., Class H	14,800	18,982
Haitian International Holdings Ltd.	8,000	16,274
Haitong Securities Co. Ltd., Class H	40,400	72,483
Hengan International Group Co. Ltd.	14,000	114,621
HengTen Networks Group Ltd. (a)	784,000	22,196
Huaneng Power International, Inc., Class H	78,000	50,599

Common Stocks	Shares	Value
China (continued)
Huaneng Renewables Corp. Ltd., Class H	48,000	$14,896
Huatai Securities Co. Ltd., Class H (b)	18,200	35,100
Industrial & Commercial Bank of China Ltd., Class H	1,051,000	642,565
JD.com, Inc. — ADR (a)	10,634	302,006
Jiangsu Expressway Co. Ltd., Class H	22,000	27,553
Jiangxi Copper Co. Ltd., Class H	14,000	24,177
Kingsoft Corp. Ltd.	13,000	27,217
Lenovo Group Ltd.	118,000	77,292
Longfor Properties Co. Ltd.	23,000	33,113
NetEase, Inc. — ADR	1,255	318,645
New China Life Insurance Co. Ltd., Class H	11,700	56,452
New Oriental Education & Technology Group, Inc. — ADR (a)	2,325	110,554
People’s Insurance Co. Group of China Ltd., Class H	79,000	30,772
PetroChina Co. Ltd., Class H	318,000	252,629
PICC Property & Casualty Co. Ltd., Class H	62,000	93,722
Ping An Insurance Group Co. of China Ltd., Class H	74,500	382,168
Qunar Cayman Islands Ltd. — ADR (a)	1,310	39,863
Semiconductor Manufacturing International Corp. (a)	43,300	59,375
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	28,000	18,317
Shanghai Electric Group Co. Ltd., Class H (a)	32,000	14,563
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	8,000	26,541
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	20,680	29,799
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	10,500	26,741
Shenzhou International Group Holdings Ltd.	11,000	67,852
SINA Corp. (a)	980	68,326
Sino-Ocean Land Holdings Ltd.	32,500	13,997
Sinopec Engineering Group Co. Ltd., Class H	8,000	6,497
Sinopec Shanghai Petrochemical Co. Ltd., Class H	50,000	30,961
Sinopharm Group Co. Ltd., Class H	17,600	80,430
Sinotrans Ltd., Class H	30,000	12,509
SOHO China Ltd.	32,000	16,189
Sunac China Holdings Ltd.	22,000	19,543
Sunny Optical Technology Group Co., Ltd.	10,000	58,595
TAL Education Group — ADR (a)	920	74,511
Tencent Holdings Ltd.	84,500	2,209,283
Tingyi Cayman Islands Holding Corp.	34,000	38,649
TravelSky Technology Ltd., Class H	12,000	26,955
Tsingtao Brewery Co. Ltd., Class H	6,000	23,958
Vipshop Holdings Ltd. — ADR (a)	6,979	79,002
Want Want China Holdings Ltd.	90,000	64,211
Weibo Corp. — ADR (a)	662	31,922
Weichai Power Co. Ltd., Class H	12,000	21,264
Yanzhou Coal Mining Co. Ltd., Class H	22,000	17,234
YY, Inc. — ADR (a)	825	33,891
Zhejiang Expressway Co. Ltd., Class H	16,000	16,071
Zhuzhou CRRC Times Electric Co. Ltd.	6,500	37,034
Zijin Mining Group Co. Ltd., Class H	66,000	22,583
ZTE Corp., Class H	11,000	17,103

		13,889,363
Hong Kong — 16.6%
AIA Group Ltd.	180,600	1,118,158
Alibaba Health Information Technology Ltd. (a)	70,000	32,446
Alibaba Pictures Group Ltd. (a)	300,000	50,401
ASM Pacific Technology Ltd.	4,400	53,496
Bank of East Asia Ltd.	15,200	64,744
Beijing Enterprises Holdings Ltd.	6,000	29,909
Beijing Enterprises Water Group Ltd. (a)	44,000	30,518
Belle International Holdings Ltd.	142,000	86,555
BOC Hong Kong Holdings Ltd.	57,000	227,879
Brilliance China Automotive Holdings Ltd.	42,000	59,167
Cathay Pacific Airways Ltd.	17,000	23,025
Cheung Kong Infrastructure Holdings Ltd.	11,000	88,459

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	27

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Cheung Kong Property Holdings Ltd.	38,000	$249,769
China Everbright International Ltd.	38,000	46,087
China Everbright Ltd.	10,000	19,092
China Gas Holdings Ltd.	16,000	23,162
China Jinmao Holdings Group Ltd.	22,000	6,458
China Merchants Port Holdings Co., Ltd.	14,110	37,721
China Mobile Ltd.	91,500	1,029,615
China Overseas Land & Investment Ltd.	60,000	176,187
China Power International Development Ltd.	42,000	15,136
China Resources Beer Holdings Co. Ltd. (a)	32,000	64,996
China Resources Land Ltd.	44,000	108,836
China Resources Power Holdings Co. Ltd.	20,000	34,350
China State Construction International Holdings Ltd.	22,000	35,749
China Taiping Insurance Holdings Co. Ltd. (a)	22,200	48,634
CITIC Ltd.	59,000	87,467
CK Hutchison Holdings Ltd.	37,500	449,444
CLP Holdings Ltd.	26,000	253,775
COSCO Pacific Ltd.	18,000	17,887
ENN Energy Holdings Ltd.	10,000	49,299
First Pacific Co. Ltd.	34,000	25,779
Fullshare Holdings Ltd.	107,500	45,292
Galaxy Entertainment Grup Ltd.	36,000	170,996
GCL-Poly Energy Holdings Ltd. (a)	196,000	25,330
Geely Automobile Holdings Ltd.	80,000	94,554
GOME Electrical Appliances Holding Ltd.	176,000	21,904
Guangdong Investment Ltd.	34,000	42,191
Haier Electronics Group Co. Ltd.	16,000	28,144
Hang Lung Group Ltd.	12,000	46,021
Hang Lung Properties Ltd.	22,000	54,144
Hang Seng Bank Ltd.	12,000	244,595
Henderson Land Development Co. Ltd.	18,500	102,119
HK Electric Investments & HK Electric Investments Ltd. (b)(c)	61,500	51,335
HKT Trust & HKT Ltd. (c)	52,000	72,640
Hong Kong & China Gas Co. Ltd.	124,400	234,220
Hong Kong Exchanges & Clearing Ltd.	17,100	413,595
Hongkong Land Holdings Ltd.	20,900	141,153
Hysan Development Co. Ltd.	9,000	41,017
Jardine Matheson Holdings Ltd.	4,000	246,700
Kerry Properties Ltd.	6,500	18,394
Kunlun Energy Co. Ltd.	64,000	50,829
Li & Fung Ltd.	64,000	27,753
Link REIT	34,000	232,342
Melco Crown Entertainment Ltd. — ADR	4,032	67,899
MGM China Holdings Ltd.	13,200	25,640
MTR Corp. Ltd.	26,000	132,084
New World Development Co. Ltd.	89,000	102,688
Nine Dragons Paper Holdings Ltd.	21,000	24,170
NWS Holdings Ltd.	17,321	31,125
PCCW Ltd.	94,000	57,055
Power Assets Holdings Ltd.	19,000	182,055
Sands China Ltd.	37,600	165,439
Shanghai Industrial Holdings Ltd.	6,000	16,148
Shangri-La Asia Ltd.	18,000	20,021
Shimao Property Holdings Ltd.	15,000	20,095
Sino Biopharmaceutical Ltd.	71,000	55,726
Sino Land Co. Ltd.	40,000	66,094
SJM Holdings Ltd.	21,000	16,686
Sun Art Retail Group Ltd.	35,500	35,780
Sun Hung Kai Properties Ltd.	21,000	288,982
Swire Pacific Ltd., Class A	7,000	71,315
Swire Properties Ltd.	16,400	46,146
Techtronic Industries Co. Ltd.	21,500	74,360
WH Group Ltd. (b)	118,500	90,006
Wharf Holdings Ltd.	21,000	157,464
Wheelock & Co. Ltd.	9,000	54,701
Wynn Macau Ltd.	20,800	37,827

Common Stocks	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	10,500	$38,433

		8,927,407
India — 9.6%
Axis Bank Ltd. — GDR	4,900	169,614
Dr. Reddy’s Laboratories Ltd. — ADR	10,723	484,680
GAIL India Ltd. — GDR	13,423	555,041
ICICI Bank Ltd. — ADR	65,278	505,904
Infosys Ltd. — ADR	33,146	456,420
Larsen & Toubro Ltd. — GDR	24,923	536,882
Mahindra & Mahindra Ltd. — GDR	26,850	498,495
Reliance Industries Ltd. — GDR (b)	5,423	168,113
State Bank of India — GDR	13,423	522,608
Tata Motors Ltd. — ADR	7,423	289,200
Vedanta Ltd. — ADR	33,850	500,980
Wipro Ltd. — ADR	53,250	491,497

		5,179,434
Indonesia — 2.9%
Adaro Energy Tbk PT	207,900	26,424
AKR Corporindo Tbk PT	20,000	9,998
Astra International Tbk PT	284,300	169,487
Bank Central Asia Tbk PT	186,400	213,644
Bank Danamon Indonesia Tbk PT	47,200	14,710
Bank Mandiri Persero Tbk PT	154,600	126,274
Bank Negara Indonesia Persero Tbk PT	100,000	42,726
Bank Rakyat Indonesia Persero Tbk PT	175,200	153,842
Bumi Serpong Damai Tbk PT	110,900	15,212
Charoen Pokphand Indonesia Tbk PT	89,300	20,754
Gudang Garam Tbk PT	5,600	25,894
Hanjaya Mandala Sampoerna Tbk PT	122,600	35,318
Indocement Tunggal Prakarsa Tbk PT	18,900	21,275
Indofood CBP Sukses Makmur Tbk PT	65,200	41,025
Indofood Sukses Makmur Tbk PT	51,400	30,507
Jasa Marga Persero Tbk PT	31,699	10,026
Kalbe Farma Tbk PT	293,700	31,922
Lippo Karawaci Tbk PT	216,500	11,922
Matahari Department Store Tbk PT	36,900	40,851
Media Nusantara Citra Tbk PT	50,200	6,376
Pakuwon Jati Tbk PT	124,800	5,239
Perusahaan Gas Negara Persero Tbk PT	128,100	27,665
Semen Indonesia Persero Tbk PT	36,400	24,618
Summarecon Agung Tbk PT	127,500	12,519
Surya Citra Media Tbk PT	101,300	21,411
Telekomunikasi Indonesia Persero Tbk PT	755,300	218,950
Tower Bersama Infrastructure Tbk PT	27,800	10,306
Unilever Indonesia Tbk PT	32,700	100,834
United Tractors Tbk PT	28,900	47,297
Waskita Karya Persero Tbk PT	126,100	24,190
XL Axiata Tbk PT (a)	24,200	5,276

		1,546,492
Malaysia — 2.9%
AirAsia Bhd	14,700	8,463
Alliance Financial Group Bhd	7,000	5,942
AMMB Holdings Bhd	20,000	20,680
Astro Malaysia Holdings Bhd	33,600	20,633
Axiata Group Bhd	33,600	35,905
British American Tobacco Malaysia Bhd	3,200	33,477
CIMB Group Holdings Bhd	36,800	41,309
Dialog Group Bhd	43,300	14,955
DiGi.Com Bhd	53,400	59,795
Felda Global Ventures Holdings Bhd	17,800	7,428
Gamuda Bhd	27,500	29,875
Genting Bhd	23,500	43,528
Genting Malaysia Bhd	22,100	25,135
Genting Plantations Bhd	12,800	31,527

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Malaysia (continued)
HAP Seng Consolidated Bhd	9,800	$19,244
Hartalega Holdings Bhd	13,900	14,812
Hong Leong Bank Bhd	6,300	18,752
IHH Healthcare Bhd	59,700	84,910
IJM Corp. Bhd	28,500	21,302
IOI Corp. Bhd	39,300	39,138
Kuala Lumpur Kepong Bhd	9,900	53,870
Lafarge Malayan Cement Bhd	2,900	4,520
Malayan Banking Bhd	59,100	109,680
Malaysia Airports Holdings Bhd	9,600	13,394
Maxis Bhd	26,300	36,524
MISC Bhd	12,900	21,319
Petronas Chemicals Group Bhd	37,800	60,845
Petronas Dagangan Bhd	10,200	54,188
Petronas Gas Bhd	10,100	47,671
PPB Group Bhd	12,400	45,518
Public Bank Bhd	41,700	189,225
Sapurakencana Petroleum Bhd (a)	42,900	16,667
Sime Darby Bhd	34,700	69,768
Telekom Malaysia Bhd	29,000	38,955
Tenaga Nasional Bhd	52,700	159,291
UMW Holdings Bhd	2,800	3,572
Westports Holdings Bhd	24,500	23,079
YTL Corp. Bhd	48,400	16,622

		1,541,518
Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	17,120	25,587
Aboitiz Power Corp.	34,700	29,404
Alliance Global Group, Inc.	20,000	5,043
Ayala Corp.	4,690	75,444
Ayala Land, Inc.	113,300	80,985
Bank of the Philippine Islands	17,190	30,960
BDO Unibank, Inc.	26,530	60,117
DMCI Holdings, Inc.	25,500	6,625
Energy Development Corp.	42,800	4,696
Globe Telecom, Inc.	430	14,862
GT Capital Holdings, Inc.	1,090	28,582
International Container Terminal Services, Inc.	3,340	5,195
JG Summit Holdings, Inc.	29,710	44,362
Jollibee Foods Corp.	10,700	44,199
Megaworld Corp.	173,000	12,770
Metro Pacific Investments Corp.	151,800	20,816
Metropolitan Bank & Trust Co.	15,450	25,309
PLDT, Inc.	1,290	38,132
Robinsons Land Corp.	19,100	9,643
Security Bank Corp.	4,800	20,578
SM Investments Corp.	4,985	69,144
SM Prime Holdings, Inc.	116,400	69,508
Universal Robina Corp.	15,390	50,430

		772,391
Republic of Korea — 0.1%
Lotte Chilsung Beverage Co. Ltd.	22	27,460
Singapore — 4.6%
Ascendas Real Estate Investment Trust	43,991	76,811
CapitaLand Commercial Trust Ltd.	51,600	55,902
CapitaLand Ltd.	43,800	102,218
CapitaLand Mall Trust	50,300	69,118
City Developments Ltd.	6,000	39,384
ComfortDelGro Corp. Ltd.	31,400	53,731
DBS Group Holdings Ltd.	25,900	350,167
Genting Singapore PLC	82,900	57,179
Global Logistic Properties Ltd.	42,200	77,774
Golden Agri-Resources Ltd.	100,900	30,350
Hutchison Port Holdings Trust	74,700	31,772
Jardine Cycle & Carriage Ltd.	1,544	45,275

Common Stocks	Shares	Value
Singapore (continued)
Keppel Corp. Ltd.	20,800	$91,272
Oversea-Chinese Banking Corp. Ltd.	45,500	303,467
SATS Ltd.	11,000	41,211
SembCorp Industries Ltd.	10,300	23,003
Singapore Airlines Ltd.	8,000	56,344
Singapore Exchange Ltd.	10,900	57,334
Singapore Technologies Engineering Ltd.	21,200	49,683
Singapore Telecommunications Ltd.	125,100	343,949
StarHub Ltd.	20,500	43,162
Suntec Real Estate Investment Trust	35,000	43,015
United Overseas Bank Ltd.	18,241	271,279
UOL Group Ltd.	5,900	26,722
Wilmar International Ltd.	33,800	93,018
Yangzijiang Shipbuilding Holdings Ltd.	24,500	14,011

		2,447,151
South Korea — 17.1%
Amorepacific Corp.	707	175,446
Amorepacific Group	553	64,525
BGF Retail Co., Ltd.	334	26,427
BNK Financial Group, Inc.	2,214	16,249
Celltrion, Inc. (a)	1,339	115,713
Cheil Worldwide, Inc.	1,559	24,878
CJ CheilJedang Corp.	160	48,868
CJ Corp.	156	24,495
CJ E&M Corp.	407	30,631
CJ Korea Express Co., Ltd. (a)	98	13,746
Coway Co., Ltd.	749	56,323
Daelim Industrial Co., Ltd.	302	21,873
Daewoo Engineering & Construction Co., Ltd. (a)	1,719	7,678
Daewoo Securities Co., Ltd.	4,547	34,499
DGB Financial Group, Inc.	2,050	17,411
Dongbu Insurance Co., Ltd.	742	37,806
Dongsuh Cos., Inc.	1,249	27,514
Doosan Heavy Industries & Construction Co., Ltd.	883	20,919
E-Mart, Inc.	346	60,571
GS Engineering & Construction Corp. (a)	640	15,253
GS Holdings Corp.	1,081	47,599
GSretail Co. Ltd.	452	20,277
Hana Financial Group, Inc.	4,045	119,937
Hankook Tire Co., Ltd.	1,008	49,190
Hanmi Pharm Co., Ltd.	90	22,353
Hanmi Science Co., Ltd.	179	8,914
Hanon Systems	2,643	20,696
Hanssem Co., Ltd.	147	26,405
Hanwha Chemical Corp.	1,535	34,482
Hanwha Corp.	544	16,508
Hanwha Life Insurance Co., Ltd.	3,268	18,127
Hotel Shilla Co., Ltd.	642	23,978
Hyosung Corp.	266	31,009
Hyundai Department Store Co., Ltd.	217	17,952
Hyundai Development Co-Engineering & Construction	721	27,129
Hyundai Engineering & Construction Co., Ltd.	771	27,599
Hyundai Glovis Co., Ltd.	251	33,611
Hyundai Heavy Industries Co., Ltd. (a)	571	65,118
Hyundai Marine & Fire Insurance Co., Ltd.	934	24,207
Hyundai Mobis Co. Ltd.	987	205,332
Hyundai Motor Co.	2,286	275,208
Hyundai Motor Co., Preference Shares	226	18,125
Hyundai Motor Co., Second Preference Shares	394	32,601
Hyundai Steel Co.	925	46,387
Hyundai Wia Corp.	219	12,189
Industrial Bank of Korea	3,523	38,483
Kakao Corp.	617	41,309
Kangwon Land, Inc.	1,547	43,531
KB Financial Group, Inc.	5,820	235,508
KCC Corp.	69	20,628

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	29

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
South Korea (continued)
KEPCO Plant Service & Engineering Co., Ltd.	482	$22,684
Kia Motors Corp.	4,194	131,451
Korea Aerospace Industries Ltd.	903	48,205
Korea Electric Power Corp.	3,471	127,119
Korea Gas Corp.	526	21,006
Korea Investment Holdings Co., Ltd.	513	20,575
Korea Zinc Co., Ltd.	112	47,365
Korean Air Lines Co., Ltd. (a)	788	17,911
KT Corp.	267	6,757
KT&G Corp.	1,830	158,522
Kumho Petrochemical Co., Ltd.	258	18,286
LG Chem Ltd.	741	167,093
LG Chem Ltd., Preference Shares	47	6,922
LG Corp.	1,573	80,257
LG Display Co., Ltd.	2,985	78,749
LG Electronics, Inc.	1,816	86,787
LG Household & Health Care Ltd.	193	136,931
LG Innotek Co., Ltd.	294	25,103
LG Uplus Corp.	3,934	38,641
Lotte Chemical Corp.	226	73,237
Lotte Confectionery Co., Ltd.	102	17,928
Lotte Shopping Co., Ltd.	118	22,961
NAVER Corp.	397	259,326
NCSoft Corp.	259	67,809
NH Investment & Securities Co., Ltd.	2,142	21,085
OCI Co., Ltd. (a)	289	21,375
Orion Corp.	72	40,229
Ottogi Corp.	22	12,305
POSCO	1,085	253,592
Posco Daewoo Corp.	310	6,802
S-1 Corp.	496	35,990
S-Oil Corp.	787	54,967
Samsung Biologics Co. Ltd. (a)	226	31,311
Samsung C&T Corp.	1,188	128,901
Samsung Card Co., Ltd.	532	17,982
Samsung Electro-Mechanics Co., Ltd.	789	38,533
Samsung Electronics Co. Ltd.	1,485	2,525,651
Samsung Electronics Co. Ltd., Preference Shares	255	344,632
Samsung Fire & Marine Insurance Co., Ltd.	543	125,805
Samsung Heavy Industries Co. Ltd. (a)	2,239	20,054
Samsung Life Insurance Co., Ltd.	1,191	113,799
Samsung SDI Co. Ltd.	804	79,899
Samsung SDS Co., Ltd.	473	51,277
Samsung Securities Co., Ltd.	889	24,822
Samsung Techwin Co., Ltd.	465	16,705
Shinhan Financial Group Co. Ltd.	5,769	228,004
Shinsegae Co., Ltd.	94	14,234
SK Holdings Co., Ltd.	639	119,061
SK Hynix, Inc.	8,621	398,151
SK Innovation Co., Ltd.	1,045	141,566
SK Networks Co., Ltd.	1,641	9,347
SK Telecom Co. Ltd.	394	75,532
Woori Bank	4,140	46,736
Yuhan Corp.	159	25,762

		9,150,951
Taiwan — 14.1%
Acer, Inc.	39,000	18,010
Advanced Semiconductor Engineering, Inc.	93,000	102,485
Advantech Co. Ltd.	5,000	42,415
Asia Cement Corp.	24,000	20,574
Asia Pacific Telecom Co., Ltd. (a)	41,000	13,294
Asustek Computer, Inc.	10,000	87,399
AU Optronics Corp.	121,000	50,103
Casetek Holdings Ltd.	4,000	12,302
Catcher Technology Co. Ltd.	11,000	89,713
Cathay Financial Holding Co. Ltd.	129,000	196,451

Common Stocks	Shares	Value
Taiwan (continued)
Chailease Holding Co. Ltd.	20,200	$36,136
Chang Hwa Commercial Bank Ltd.	66,220	36,772
Cheng Shin Rubber Industry Co. Ltd.	28,000	55,742
Chicony Electronics Co. Ltd.	11,030	26,021
China Airlines Ltd.	51,000	15,320
China Development Financial Holding Corp.	123,000	31,439
China Life Insurance Co. Ltd.	58,160	56,920
China Steel Corp.	173,000	140,072
Chunghwa Telecom Co. Ltd.	62,000	202,225
Compal Electronics, Inc.	54,000	32,581
CTBC Financial Holding Co. Ltd.	265,966	151,498
Delta Electronics, Inc.	29,000	161,976
E.Sun Financial Holding Co. Ltd.	106,259	62,768
Eclat Textile Co. Ltd.	3,000	31,337
Eva Airways Corp.	33,550	16,203
Evergreen Marine Corp. Taiwan Ltd. (a)	42,150	17,433
Far Eastern New Century Corp.	32,320	26,937
Far EasTone Telecommunications Co. Ltd.	31,000	73,655
Feng TAY Enterprise Co. Ltd.	5,307	23,198
First Financial Holding Co. Ltd.	141,189	78,790
Formosa Chemicals & Fibre Corp.	44,000	136,397
Formosa Petrochemical Corp.	21,000	71,735
Formosa Plastics Corp.	55,000	158,918
Formosa Taffeta Co. Ltd.	4,000	3,852
Foxconn Technology Co. Ltd.	16,090	45,412
Fubon Financial Holding Co. Ltd.	106,000	172,276
Giant Manufacturing Co. Ltd.	4,000	26,289
Highwealth Construction Corp.	10,900	16,211
Hiwin Technologies Corp.	4,050	20,878
Hon Hai Precision Industry Co. Ltd.	225,800	605,545
Hotai Motor Co. Ltd.	4,000	45,967
HTC Corp. (a)	10,000	25,484
Hua Nan Financial Holdings Co. Ltd.	82,963	43,632
Innolux Corp.	100,000	42,362
Inventec Co. Ltd.	30,000	22,563
Largan Precision Co. Ltd.	1,450	207,403
Lite-On Technology Corp.	26,110	39,438
MediaTek, Inc.	23,000	157,460
Mega Financial Holding Co. Ltd.	147,000	109,587
Merida Industry Co. Ltd.	4,000	20,838
Micro-Star International Co., Ltd.	9,000	21,836
Nan Ya Plastics Corp.	66,000	155,468
Nanya Technology Corp.	10,000	15,406
Nien Made Enterprise Co., Ltd.	4,000	37,551
Novatek Microelectronics Corp.	8,000	28,335
OBI Pharma, Inc. (a)	2,000	18,527
Pegatron Corp.	25,000	60,202
Phison Electronics Corp.	5,000	39,580
Pou Chen Corp.	21,000	26,608
Powertech Technology, Inc.	10,000	27,409
President Chain Store Corp.	11,000	82,281
Quanta Computer, Inc.	38,000	77,476
Realtek Semiconductor Corp.	7,000	24,429
Ruentex Development Co. Ltd. (a)	13,536	16,494
Ruentex Industries Ltd.	10,000	18,555
Shin Kong Financial Holding Co. Ltd. (a)	99,755	25,623
Siliconware Precision Industries Co.	38,302	58,341
SinoPac Financial Holdings Co. Ltd.	110,727	32,668
Standard Foods Corp.	14,663	36,039
Synnex Technology International Corp.	24,350	25,412
TaiMed Biologics, Inc. (a)	3,000	15,391
Taishin Financial Holding Co. Ltd.	116,026	43,814
Taiwan Business Bank	71,419	18,659
Taiwan Cement Corp.	46,000	52,167
Taiwan Cooperative Financial Holding Co. Ltd.	92,322	42,188
Taiwan Fertilizer Co. Ltd.	13,000	16,911
Taiwan Mobile Co. Ltd.	29,000	96,864

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	366,000	$2,180,943
Teco Electric and Machinery Co. Ltd.	21,000	18,982
Transcend Information, Inc.	6,000	16,366
Uni-President Enterprises Corp.	82,840	142,108
United Microelectronics Corp.	136,000	49,386
Vanguard International Semiconductor Corp.	11,000	19,880
Wistron Corp.	35,553	30,358
WPG Holdings Ltd.	28,000	33,513
Yuanta Financial Holding Co. Ltd.	140,865	55,933
Yulon Motor Co. Ltd.	6,000	5,282
Zhen Ding Technology Holding Ltd.	11,000	23,103

		7,572,104
Thailand — 2.7%
Advanced Info Service PCL — NVDR	19,200	86,722
Airports of Thailand PCL — NVDR	7,900	93,036
Bangkok Bank PCL — NVDR	1,400	6,941
Bangkok Bank PCL, Foreign Registered Shares	4,400	22,686
Bangkok Dusit Medical Services PCL — NVDR	66,100	41,646
Bangkok Expressway & Metro PCL	48,100	9,649
Banpu PCL — NVDR	20,100	11,085
BEC World PCL — NVDR	21,400	10,758
Berli Jucker PCL — NVDR	16,000	22,739
BTS Group Holdings PCL — NVDR	34,900	8,279
Bumrungrad Hospital PCL — NVDR	5,500	27,947
Central Pattana PCL — NVDR	11,500	18,458
Charoen Pokphand Foods PCL — NVDR	24,400	19,755
CP ALL PCL — NVDR	79,900	137,226
Delta Electronics Thailand PCL — NVDR	6,000	14,603
Electricity Generating PCL	3,000	17,196
Glow Energy PCL — NVDR	3,300	7,309
Home Product Center PCL — NVDR	41,900	11,836
Indorama Ventures PCL — NVDR	21,000	20,875
IRPC PCL — NVDR	125,600	18,555
Kasikornbank PCL — NVDR	12,000	64,299
Kasikornbank PCL, Foreign Registered Shares	20,100	107,121
KCE Electronics PCL	3,900	12,082
Krung Thai Bank PCL — NVDR	42,800	23,104
Minor International PCL — NVDR	10,500	10,370

Common Stocks	Shares	Value
Thailand (continued)
PTT Exploration & Production PCL — NVDR	24,500	$68,211
PTT Global Chemical PCL — NVDR	14,300	27,523
PTT PCL — NVDR	15,900	182,499
Robinson Department Store PCL	2,000	3,292
Siam Cement PCL — NVDR	3,000	43,124
Siam Cement PCL, Foreign Registered Shares	5,600	80,511
Siam Commercial Bank PCL — NVDR	26,600	114,124
Thai Oil PCL — NVDR	13,300	27,108
Thai Union Group PCL — NVDR	39,800	23,512
TMB Bank PCL — NVDR	256,800	17,074
True Corp. PCL — NVDR	81,773	15,217

		1,426,472
United States — 0.3%
Yum China Holdings, Inc. (a)	6,845	188,101
Total Common Stocks — 98.2%		52,668,844

Rights
Republic of Korea — 0.0%
Korean Air Lines Co., Ltd. (a)	187	893
Samsung Securities Co., Ltd. (a)	119	625
Total Rights — 0.0%		1,518
Total Long-Term Investments (Cost — $53,662,381) — 98.2%		52,670,362

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (d)(e)	702,741	702,741
Total Short-Term Securities (Cost — $702,741) — 1.3%		702,741
Total Investments (Cost — $54,365,122) — 99.5%		53,373,103
Other Assets Less Liabilities — 0.5%		257,693

Net Assets — 100.0%		$53,630,796

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	702,741	702,741	$702,741	$1,482		$2	—
BlackRock Premier Government Institutional Fund	15,860	(15,860)	—	—	15		—	—
SL Liquidity Series, LLC, Money Market Series	3,553	(3,553)	—	—	101	[2]	—	—
Total				$702,741	$1,598		$2	—

[1] Includes net capital gain distributions.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	31

Schedule of Investments (concluded)	BlackRock MSCI Asia ex Japan Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
18	MSCI Emerging Markets Mini Index	March 2017	$823,590	$10,364

Derivative Financial Instruments Outstanding as of Period End

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	—	—	$10,364	—	—	—	$10,364

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:
Futures contracts		—	—	$181,886	—	—	—	$181,886
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	$8,069	—	—	—	$8,069

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$592,495

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$3,767,309	$10,122,054	—	$13,889,363
Hong Kong	142,112	8,785,295	—	8,927,407
India	3,451,835	1,727,599	—	5,179,434
Indonesia	20,304	1,526,188	—	1,546,492
Malaysia	579,541	961,977	—	1,541,518
Philippines	14,862	757,529	—	772,391
Republic of Korea	—	27,460	—	27,460
Singapore	41,211	2,405,940	—	2,447,151
South Korea	128,407	9,022,544	—	9,150,951
Taiwan	16,366	7,555,738	—	7,572,104
Thailand	10,758	1,415,714	—	1,426,472
United States	188,101	—	—	188,101
Rights	—	1,518	—	1,518
Short-Term Securities	702,741	—	—	702,741

Total	$9,063,547	$44,309,556	—	$53,373,103

Derivative Financial Instruments[1]
Assets:
Equity contracts	$10,364	—	—	$10,364
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.0%
MercadoLibre, Inc.	430	$79,718
Australia — 2.7%
AGL Energy Ltd.	8,754	150,110
Alumina Ltd.	41,516	61,172
Amcor Ltd.	13,996	151,913
AMP Ltd.	38,003	144,243
APA Group (a)	16,874	107,793
Aristocrat Leisure Ltd.	6,025	69,871
ASX Ltd.	2,220	84,025
Aurizon Holdings Ltd.	28,230	107,249
AusNet Services	18,104	21,715
Australia & New Zealand Banking Group Ltd.	36,509	811,171
Bank of Queensland Ltd.	6,911	62,790
Bendigo & Adelaide Bank Ltd.	7,799	74,273
BHP Billiton Ltd.	41,158	835,023
Boral Ltd.	14,795	65,383
Brambles Ltd.	19,513	154,211
Caltex Australia Ltd.	4,121	89,437
Challenger Ltd.	4,979	41,661
CIMIC Group Ltd.	1,069	27,825
Coca-Cola Amatil Ltd.	8,032	59,399
Cochlear Ltd.	995	94,519
Commonwealth Bank of Australia	21,599	1,338,276
Computershare Ltd.	7,242	70,827
Crown Resorts Ltd.	7,473	64,646
CSL Ltd.	5,494	468,364
Dexus Property Group	11,769	80,173
Domino’s Pizza Enterprises Ltd.	517	23,324
DUET Group (a)	27,920	59,336
Flight Centre Travel Group Ltd.	482	10,959
Fortescue Metals Group Ltd.	21,688	109,748
Goodman Group	19,389	101,818
GPT Group	18,738	66,542
Harvey Norman Holdings Ltd.	5,760	21,847
Healthscope Ltd.	18,926	31,430
Incitec Pivot Ltd.	20,268	59,236
Insurance Australia Group Ltd.	32,134	140,632
Lend Lease Group (a)	5,084	54,364
Macquarie Group Ltd.	4,073	261,550
Medibank Pvt Ltd.	26,335	53,969
Mirvac Group	53,906	83,036
National Australia Bank Ltd.	33,795	777,154
Newcrest Mining Ltd.	8,944	146,674
Oil Search Ltd.	14,597	76,234
Orica Ltd.	3,615	51,460
Origin Energy Ltd.	22,413	120,184
Qantas Airways Ltd.	4,693	12,131
QBE Insurance Group Ltd.	16,931	160,628
Ramsay Health Care Ltd.	1,442	73,088
REA Group Ltd.	1,287	51,380
Rio Tinto Ltd.	5,501	279,063
Santos Ltd.	27,671	84,183
Scentre Group	61,972	206,795
Seek Ltd.	4,929	54,025
Sonic Healthcare Ltd.	4,595	72,469
South32 Ltd.	64,231	134,434
Stockland	31,102	102,634
Suncorp Group Ltd.	15,512	153,366
Sydney Airport (a)	13,012	57,743
Tabcorp Holdings Ltd.	6,721	24,157
Tatts Group Ltd.	20,780	68,412
Telstra Corp. Ltd.	49,855	189,152
TPG Telecom Ltd.	2,446	12,016
Transurban Group (a)	22,354	172,977
Treasury Wine Estates Ltd.	9,623	84,894
Vicinity Centres	41,144	89,276

Common Stocks	Shares	Value
Australia (continued)
Vocus Group Ltd.	3,819	$11,712
Wesfarmers Ltd.	14,928	456,038
Westfield Corp.	25,016	166,766
Westpac Banking Corp.	42,979	1,034,654
Woodside Petroleum Ltd.	10,381	248,901
Woolworths Ltd.	16,219	302,685

		11,789,145
Austria — 0.1%
Andritz AG	961	51,942
Erste Group Bank AG (b)	2,816	85,835
OMV AG	2,521	88,230
Raiffeisen Bank International AG (b)	2,054	45,747
Voestalpine AG	1,750	74,206

		345,960
Belgium — 0.4%
Ageas	1,997	85,506
Anheuser-Busch InBev SA	9,631	1,005,650
Colruyt SA	810	39,642
Groupe Bruxelles Lambert SA	977	83,263
KBC Group NV	2,832	183,930
Proximus	1,452	41,701
Solvay SA	939	110,098
Telenet Group Holding NV (b)	1,112	59,670
UCB SA	1,818	125,569
Umicore SA	891	49,909

		1,784,938
Bermuda — 0.0%
Marvell Technology Group Ltd.	4,833	71,867
Canada — 3.7%
Agnico Eagle Mines Ltd.	3,088	147,298
Agrium, Inc.	1,617	166,540
Alimentation Couche Tard, Inc., Class B	5,319	243,662
AltaGas Ltd.	1,443	34,322
ARC Resources Ltd.	3,536	55,027
Atco Ltd. Class I	804	28,311
Bank of Montreal	8,473	640,920
Bank of Nova Scotia	15,021	897,624
Barrick Gold Corp.	13,880	255,787
BCE, Inc.	1,717	77,402
BlackBerry Ltd. (b)	7,929	55,937
Bombardier, Inc., Class B (b)	21,867	41,843
Brookfield Asset Management, Inc., Class A	10,408	359,931
CAE, Inc.	5,090	72,287
Cameco Corp.	6,528	83,127
Canadian Imperial Bank of Commerce	4,881	415,649
Canadian National Railway Co.	9,878	686,545
Canadian Natural Resources Ltd.	13,898	420,171
Canadian Pacific Railway Ltd.	1,852	280,109
Canadian Tire Corp. Ltd., Class A	946	100,609
Canadian Utilities Ltd., Class A	958	27,269
CCL Industries, Inc., Class B	278	57,213
Cenovus Energy, Inc.	9,399	128,281
CGI Group, Inc., Class A (b)	3,036	145,985
CI Financial Corp.	2,827	59,093
Constellation Software, Inc.	195	88,075
Crescent Point Energy Corp.	7,219	84,159
Dollarama, Inc.	1,421	107,619
Eldorado Gold Corp. (b)	8,726	30,847
Element Fleet Management Corp.	5,211	50,658
Emera, Inc.	1,068	37,295
Empire Co. Ltd., Class A	1,259	15,722
Enbridge, Inc.	11,497	489,478
Encana Corp.	13,206	168,570
Fairfax Financial Holdings Ltd.	276	128,959

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	33

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Canada (continued)
Finning International, Inc.	1,457	$29,493
First Capital Realty, Inc.	1,017	16,178
First Quantum Minerals Ltd.	8,989	113,360
Fortis, Inc.	5,378	172,923
Franco-Nevada Corp.	2,020	131,391
George Weston Ltd.	565	48,187
Gildan Activewear, Inc.	3,360	87,896
Goldcorp, Inc.	11,706	189,275
Great-West Lifeco, Inc.	4,569	125,211
H&R Real Estate Investment Trust	1,261	21,862
Husky Energy, Inc. (b)	4,896	63,173
Hydro One, Ltd. (c)	1,427	26,374
IGM Financial, Inc.	882	27,106
Imperial Oil Ltd.	4,200	138,080
Industrial Alliance Insurance & Financial Services, Inc.	1,683	70,812
Intact Financial Corp.	1,902	138,873
Inter Pipeline Ltd.	5,492	119,104
Jean Coutu Group PJC, Inc., Class A	1,007	15,826
Keyera Corp.	2,885	84,693
Kinross Gold Corp. (b)	11,493	44,780
Linamar Corp.	414	18,202
Loblaw Cos. Ltd.	2,805	147,423
Magna International, Inc.	4,753	205,607
Manulife Financial Corp.	24,342	466,730
Methanex Corp.	1,478	73,897
Metro, Inc.	2,406	73,091
National Bank of Canada	4,132	178,363
Onex Corp.	873	61,092
Open Text Corp.	3,208	109,805
Pembina Pipeline Corp.	5,792	179,691
Peyto Exploration & Development Corp.	2,379	51,776
Potash Corp. of Saskatchewan, Inc.	10,313	191,875
Power Corp. of Canada	4,214	98,869
Power Financial Corp.	2,724	70,777
PrairieSky Royalty Ltd.	3,587	84,076
Restaurant Brands International, Inc.	3,030	148,630
RioCan Real Estate Investment Trust	1,373	27,444
Rogers Communications, Inc., Class B	4,096	177,690
Royal Bank of Canada	18,731	1,346,761
Saputo, Inc.	3,711	136,633
Seven Generations Energy Ltd. (b)	2,327	46,513
Shaw Communications, Inc., Class B	5,704	123,044
Silver Wheaton Corp.	6,151	135,996
Smart Real Estate Investment Trust	626	15,404
SNC-Lavalin Group, Inc.	1,379	59,431
Sun Life Financial, Inc.	7,853	309,956
Suncor Energy, Inc.	21,365	662,664
Teck Resources Ltd., Class B	6,863	168,193
TELUS Corp.	2,185	72,942
Thomson Reuters Corp.	4,610	206,648
Toronto-Dominion Bank	23,570	1,221,021
Tourmaline Oil Corp. (b)	3,253	76,047
TransCanada Corp.	11,086	523,012
Turquoise Hill Resources Ltd. (b)	11,569	41,875
Valeant Pharmaceuticals International, Inc. (b)	3,056	42,179
Veresen, Inc.	5,822	59,193
Vermilion Energy, Inc.	1,807	74,544
Waste Connections, Inc.	396	31,759
Waste Connections, Inc.	2,085	167,425
West Fraser Timber Co. Ltd.	709	24,214
Yamana Gold, Inc.	9,349	30,894

		16,288,307
Denmark — 0.6%
A.P. Moeller — Maersk A/S, Class A	45	72,048
A.P. Moeller — Maersk A/S, Class B	85	142,471
Carlsberg A/S, Class B	1,431	129,459

Common Stocks	Shares	Value
Denmark (continued)
Chr Hansen Holding A/S	1,404	$85,706
Coloplast A/S, Class B	1,705	122,257
Danske Bank A/S	9,358	312,131
DONG Energy A/S (b)(c)	1,033	39,171
DSV A/S	2,240	108,930
Genmab A/S (b)	528	102,253
ISS A/S	2,883	102,659
Novo Nordisk A/S, Class B	24,144	872,558
Novozymes A/S, Class B	3,192	124,424
Pandora A/S	1,252	164,073
TDC A/S (b)	9,490	50,004
Tryg A/S	1,039	19,879
Vestas Wind Systems A/S	2,606	182,756
William Demant Holding A/S (b)	1,130	21,158

		2,651,937
Finland — 0.3%
Elisa OYJ	2,308	77,774
Fortum OYJ	5,806	92,633
Kone OYJ, Class B	4,010	181,296
Metso OYJ	1,005	30,897
Neste Oil OYJ	1,226	42,656
Nokia OYJ	71,473	320,936
Nokian Renkaat OYJ	1,183	44,378
Orion OYJ, Class B	1,454	67,682
Sampo OYJ, Class A	5,734	265,533
Stora Enso OYJ, Class R	8,882	100,795
UPM-Kymmene OYJ	6,947	157,557
Wartsila OYJ	1,746	87,683

		1,469,820
France — 3.5%
Accor SA	2,478	100,423
Aeroports de Paris	190	21,084
Air Liquide SA	4,885	527,403
Airbus SE	7,093	480,799
Alstom SA (b)	2,603	73,859
ArcelorMittal (b)	22,213	173,207
Arkema SA	715	70,615
AtoS SE	1,039	110,544
AXA SA	25,175	618,732
BNP Paribas SA	13,268	848,778
Bollore SA	7,514	30,052
Bouygues SA	2,591	94,146
Bureau Veritas SA	2,974	58,242
Cap Gemini SA	2,046	166,582
Carrefour SA	7,762	189,884
Casino Guichard-Perrachon SA	496	26,745
Christian Dior SE	746	160,140
Cie Generale des Etablissements Michelin	2,208	237,211
CNP Assurances	1,387	26,066
Compagnie de Saint-Gobain	6,401	314,517
Credit Agricole SA	13,354	177,230
Danone SA	7,693	482,264
Dassault Aviation SA	33	38,035
Dassault Systemes SA	1,593	123,319
Edenred	1,805	39,354
Eiffage SA	1,030	74,047
Electricite de France SA	1,940	19,125
Engie SA	21,803	261,037
Essilor International SA	2,793	327,664
Eurazeo	537	33,074
Eutelsat Communications SA	1,683	28,706
Fonciere Des Regions	385	32,092
Gecina SA	544	70,150
Groupe Eurotunnel SE, Registered Shares	7,842	72,948
Hermes International	365	158,624

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
France (continued)
ICADE	255	$18,078
Iliad SA	426	91,101
Imerys SA	272	21,843
Ingenico Group SA	950	80,110
JCDecaux SA	576	18,439
Kering	902	214,713
Klepierre	3,250	123,413
L’Oreal SA	3,289	597,996
Lagardere SCA	1,249	31,336
Legrand SA	3,202	185,976
LVMH Moet Hennessy Louis Vuitton SE	3,506	706,540
Natixis SA	14,230	84,321
Orange SA	24,278	376,902
Pernod Ricard SA	2,594	303,430
Peugeot SA (b)	4,915	91,471
Publicis Groupe SA	2,156	148,115
Remy Cointreau SA	190	17,274
Renault SA	2,424	218,266
Rexel SA	5,012	87,414
Safran SA	3,796	257,318
Sanofi	14,764	1,186,678
Schneider Electric SE	7,242	518,194
SCOR SE	2,534	85,760
SEB SA	259	32,571
SES SA	3,592	69,846
SFR Group SA (b)	1,035	30,073
Societe BIC SA	528	69,037
Societe Generale SA	10,036	490,635
Sodexo SA	1,221	135,021
Suez	4,073	61,696
Thales SA	1,573	147,570
TOTAL SA	28,244	1,429,010
Unibail-Rodamco SE	1,172	270,089
Valeo SA	2,837	173,396
Veolia Environnement SA	6,594	112,318
Vinci SA	6,607	463,128
Vivendi SA	12,539	229,916
Wendel SA	198	23,433
Zodiac Aerospace	3,050	92,702

		15,561,827
Germany — 3.3%
adidas AG	2,439	384,886
Allianz SE, Registered Shares	5,644	959,278
Axel Springer AG	398	20,979
BASF SE	11,798	1,138,905
Bayer AG, Registered Shares	10,666	1,184,770
Bayerische Motoren Werke AG	4,227	385,968
Bayerische Motoren Werke AG, Preference Shares	763	57,320
Beiersdorf AG	1,473	130,683
Brenntag AG	2,242	130,433
Commerzbank AG	16,186	140,780
Continental AG	1,340	262,323
Covestro AG (c)	640	48,162
Daimler AG, Registered Shares	11,937	897,744
Deutsche Bank AG, Registered Shares (b)	17,841	356,302
Deutsche Boerse AG (b)	2,326	214,628
Deutsche Lufthansa AG, Registered Shares	1,873	25,021
Deutsche Post AG, Registered Shares	12,571	421,946
Deutsche Telekom AG, Registered Shares	42,002	735,329
Deutsche Wohnen AG, Bearer Shares	4,506	146,974
E.ON SE	22,965	176,901
Evonik Industries AG	1,551	50,348
Fraport AG Frankfurt Airport Services Worldwide	362	21,664
Fresenius Medical Care AG & Co. KGaA	2,917	238,099
Fresenius SE & Co. KGaA	5,172	409,336
Fuchs Petrolub SE, Preference Shares	501	22,943

Common Stocks	Shares	Value
Germany (continued)
GEA Group AG	2,824	$117,018
Hannover Rueck SE	1,031	113,564
HeidelbergCement AG	1,683	162,585
Henkel AG & Co. KGaA	1,133	119,557
Henkel AG & Co. KGaA Preference Shares	2,201	268,683
Hochtief AG	204	29,080
HUGO BOSS AG	657	42,211
Infineon Technologies AG	15,009	276,185
Innogy SE (b)(c)	1,392	47,612
K+S AG, Registered Shares	2,113	53,677
Lanxess AG	972	70,734
Linde AG	2,451	398,592
MAN SE	649	67,283
Merck KGaA	1,516	167,263
Metro AG	2,730	93,423
Muenchener Rueckversicherungs AG, Registered Shares	2,186	411,637
OSRAM Licht AG	1,512	87,773
Porsche Automobil Holding SE, Preference Shares	1,935	116,396
ProSiebenSat.1 Media AG, Registered Shares	3,110	132,304
RWE AG (b)	5,181	68,985
SAP SE	12,558	1,148,431
Schaeffler AG	2,023	32,805
Siemens AG, Registered Shares	9,717	1,256,975
Symrise AG	1,653	99,531
Telefonica Deutschland Holding AG	13,818	57,803
ThyssenKrupp AG	5,275	133,631
TUI AG	7,224	105,873
United Internet AG, Registered Shares	1,622	67,973
Volkswagen AG	323	51,743
Vonovia SE	5,314	174,102
Zalando SE (b)(c)	1,629	64,425

		14,599,576
Hong Kong — 1.2%
AIA Group Ltd.	149,400	924,988
ASM Pacific Technology Ltd.	2,400	29,180
Bank of East Asia Ltd.	13,000	55,373
BOC Hong Kong Holdings Ltd.	44,000	175,907
Cathay Pacific Airways Ltd.	12,000	16,253
Cheung Kong Infrastructure Holdings Ltd.	11,000	88,459
Cheung Kong Property Holdings Ltd.	33,500	220,191
CK Hutchison Holdings Ltd.	33,000	395,511
CLP Holdings Ltd.	19,500	190,331
First Pacific Co. Ltd.	22,000	16,681
Galaxy Entertainment Group Ltd.	32,000	151,996
Hang Lung Group, Ltd.	10,000	38,351
Hang Lung Properties Ltd.	26,000	63,988
Hang Seng Bank Ltd.	8,800	179,370
Henderson Land Development Co. Ltd.	13,310	73,470
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	23,500	19,616
HKT Trust & HKT Ltd. (a)	27,000	37,717
Hong Kong & China Gas Co. Ltd.	89,940	169,339
Hong Kong Exchanges & Clearing Ltd.	13,914	336,536
Hongkong Land Holdings Ltd.	16,700	112,787
Hysan Development Co. Ltd.	15,000	68,362
Jardine Matheson Holdings Ltd.	3,100	191,193
Kerry Properties Ltd.	2,500	7,075
Li & Fung Ltd.	130,000	56,372
Link REIT	30,000	205,007
Melco Crown Entertainment Ltd. — ADR	2,297	38,681
MGM China Holdings Ltd.	14,000	27,194
MTR Corp. Ltd.	22,000	111,763
New World Development Co. Ltd.	60,000	69,228
NWS Holdings Ltd.	11,295	20,297
PCCW Ltd.	102,000	61,910
Power Assets Holdings Ltd.	17,000	162,892

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	35

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Sands China Ltd.	29,200	$128,479
Shangri-La Asia Ltd.	16,000	17,797
Sino Land Co. Ltd.	34,000	56,180
SJM Holdings Ltd.	17,000	13,507
Sun Hung Kai Properties Ltd.	17,000	233,938
Swire Pacific Ltd., Class A	5,500	56,033
Swire Properties Ltd.	18,000	50,648
Techtronic Industries Co. Ltd.	12,500	43,232
WH Group Ltd. (c)	81,500	61,903
Wharf Holdings Ltd.	19,000	142,467
Wheelock & Co. Ltd.	11,000	66,857
Wynn Macau Ltd.	14,800	26,916
Yue Yuen Industrial Holdings Ltd.	6,500	23,792

		5,237,767
Ireland — 0.6%
Bank of Ireland (b)	378,850	101,781
CRH PLC	10,646	369,263
DCC PLC	1,063	85,745
Experian PLC	11,240	217,070
James Hardie Industries PLC	7,199	113,070
Kerry Group PLC, Class A	2,141	150,460
Medtronic PLC	17,623	1,339,700
Paddy Power Betfair PLC	876	91,538
Seagate Technology PLC	3,334	150,530
Weatherford International PLC (b)	9,576	49,891
XL Group Ltd.	2,930	110,080

		2,779,128
Israel — 0.2%
Azrieli Group Ltd.	353	16,113
Bank Hapoalim BM	15,396	93,025
Bank Leumi Le-Israel BM (b)	17,440	72,134
Bezeq The Israeli Telecommunication Corp. Ltd.	18,930	33,069
Check Point Software Technologies Ltd. (b)	1,757	173,539
Elbit Systems Ltd.	343	37,799
Frutarom Industries, Ltd.	666	35,188
Israel Chemicals Ltd.	13,160	60,483
Mizrahi Tefahot Bank Ltd.	422	6,500
Mobileye NV (b)	1,856	79,734
NICE Ltd.	770	53,883
Taro Pharmaceutical Industries Ltd. (b)	234	24,450
Teva Pharmaceutical Industries Ltd. — ADR	11,917	398,385

		1,084,302
Italy — 0.6%
Assicurazioni Generali SpA	15,535	247,893
Atlantia SpA	5,722	130,403
Enel SpA	92,076	384,936
Eni SpA	30,726	472,437
Ferrari NV	1,208	75,303
Intesa Sanpaolo SpA	176,588	413,789
Luxottica Group SpA	1,746	93,748
Mediobanca SpA	4,831	41,595
Poste Italiane SpA (c)	7,200	45,308
Prysmian SpA	2,468	64,200
Saipem SpA (b)	75,921	38,984
Snam SpA	34,139	129,937
Telecom Italia SpA (b)	143,547	123,438
Telecom Italia SpA, Non-Convertible Savings Shares (b)	97,247	69,434
Tenaris SA	6,566	115,016
Terna — Rete Elettrica Nazionale SpA	24,823	108,869
UniCredit SpA	6,732	183,764
UnipolSai SpA	9,911	20,670

		2,759,724

Common Stocks	Shares	Value
Japan — 8.7%
ABC-Mart, Inc.	300	$17,466
Acom Co. Ltd. (b)	2,100	9,032
Aeon Co. Ltd.	6,800	98,279
AEON Financial Service Co. Ltd.	600	10,742
Aeon Mall Co. Ltd.	1,000	14,493
Air Water, Inc.	1,000	18,516
Aisin Seiki Co. Ltd.	2,000	91,489
Ajinomoto Co., Inc.	7,200	142,110
Alfresa Holdings Corp.	1,600	26,337
Alps Electric Co. Ltd.	2,200	58,599
Amada Holdings Co. Ltd.	3,300	38,787
ANA Holdings, Inc.	16,000	47,525
Aozora Bank Ltd.	12,000	43,704
Asahi Glass Co. Ltd.	15,000	111,444
Asahi Group Holdings Ltd.	4,500	158,353
Asahi Kasei Corp.	18,000	167,878
Asics Corp.	1,900	37,012
Astellas Pharma, Inc.	27,600	370,441
Bandai Namco Holdings, Inc.	2,100	57,836
Bank of Kyoto Ltd.	3,000	23,452
Benesse Holdings, Inc.	500	14,553
Bridgestone Corp.	7,900	289,740
Brother Industries Ltd.	2,700	49,836
Calbee, Inc.	800	26,042
Canon, Inc.	14,100	417,168
Casio Computer Co. Ltd.	2,800	38,688
Central Japan Railway Co.	1,900	307,014
Chiba Bank Ltd.	11,000	71,955
Chubu Electric Power Co., Inc.	8,100	108,139
Chugai Pharmaceutical Co. Ltd.	2,300	67,594
Chugoku Bank Ltd.	1,800	26,478
Chugoku Electric Power Co., Inc.	2,400	27,024
Concordia Financial Group Ltd.	12,600	66,458
Credit Saison Co. Ltd.	900	16,398
CYBERDYNE, Inc. (b)	1,300	18,349
Dai Nippon Printing Co. Ltd.	5,000	50,868
Dai-ichi Life Insurance Co. Ltd.	12,600	228,424
Daicel Corp.	2,100	23,222
Daiichi Sankyo Co. Ltd.	7,000	156,611
Daikin Industries Ltd.	3,000	297,787
Daito Trust Construction Co. Ltd.	1,000	139,799
Daiwa House Industry Co. Ltd.	8,100	219,365
Daiwa House REIT Investment Corp.	18	45,325
Daiwa Securities Group, Inc.	21,000	133,902
DeNA Co. Ltd.	1,200	26,813
Denso Corp.	5,700	246,836
Dentsu, Inc.	3,000	138,657
Don Quijote Holdings Co. Ltd.	1,400	50,813
East Japan Railway Co.	4,000	362,228
Eisai Co. Ltd.	3,600	198,434
Electric Power Development Co. Ltd.	1,700	39,513
FamilyMart UNY Holdings Co. Ltd.	800	50,687
FANUC Corp.	2,400	471,184
Fast Retailing Co. Ltd.	800	251,612
Fuji Electric Co. Ltd.	4,000	23,698
Fuji Heavy Industries Ltd.	7,900	316,127
FUJIFILM Holdings Corp.	5,800	224,606
Fujitsu Ltd.	27,000	156,923
Fukuoka Financial Group, Inc.	14,000	61,800
Hachijuni Bank Ltd.	3,000	17,658
Hakuhodo DY Holdings, Inc.	1,600	19,685
Hamamatsu Photonics KK	2,000	57,759
Hankyu Hanshin Holdings, Inc.	2,400	81,432
Hikari Tsushin, Inc.	300	27,415
Hino Motors Ltd.	2,000	21,101
Hirose Electric Co. Ltd.	300	39,054
Hiroshima Bank Ltd.	4,000	18,689

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Hisamitsu Pharmaceutical Co., Inc.	500	$26,100
Hitachi Chemical Co. Ltd.	1,000	28,391
Hitachi Construction Machinery Co. Ltd.	1,100	25,297
Hitachi High-Technologies Corp.	700	29,984
Hitachi Ltd.	62,000	354,978
Hitachi Metals Ltd.	1,700	23,567
Hokuriku Electric Power Co.	1,600	16,120
Honda Motor Co. Ltd.	21,200	630,889
Hoshizaki Corp.	600	48,895
Hoya Corp.	4,600	200,500
Hulic Co. Ltd.	2,100	20,477
Idemitsu Kosan Co. Ltd.	1,100	34,014
IHI Corp. (b)	23,000	61,935
Iida Group Holdings Co. Ltd.	1,300	24,330
Inpex Corp.	14,100	138,366
Isetan Mitsukoshi Holdings Ltd.	3,400	39,771
Isuzu Motors Ltd.	8,100	108,685
ITOCHU Corp.	19,700	271,385
J. Front Retailing Co. Ltd.	3,900	56,284
Japan Airlines Co. Ltd.	1,400	44,580
Japan Airport Terminal Co. Ltd.	600	21,452
Japan Exchange Group, Inc.	7,600	112,963
Japan Post Bank Co. Ltd.	7,300	88,675
Japan Post Holdings Co. Ltd.	7,100	89,153
Japan Prime Realty Investment Corp.	15	60,195
Japan Real Estate Investment Corp.	16	90,919
Japan Retail Fund Investment Corp.	28	59,866
Japan Tobacco, Inc.	14,200	458,029
JFE Holdings, Inc.	6,300	110,276
JGC Corp.	1,600	27,775
JSR Corp.	2,000	34,279
JTEKT Corp.	3,600	59,125
JX Holdings, Inc.	31,000	146,195
Kajima Corp.	9,000	62,728
Kakaku.com, Inc.	1,500	27,154
Kamigumi Co. Ltd.	2,000	19,441
Kaneka Corp.	3,000	25,849
Kansai Electric Power Co., Inc. (b)	9,500	101,519
Kansai Paint Co. Ltd.	3,100	60,220
Kao Corp.	6,200	306,805
Kawasaki Heavy Industries Ltd.	17,000	53,196
KDDI Corp.	23,500	631,407
Keihan Holdings Co. Ltd.	4,000	26,644
Keikyu Corp.	7,000	82,089
Keio Corp.	5,000	41,098
Keisei Electric Railway Co. Ltd.	1,500	35,514
Keyence Corp.	1,200	466,040
Kikkoman Corp.	3,000	94,444
Kintetsu Group Holdings Co. Ltd.	22,000	84,574
Kirin Holdings Co. Ltd.	9,400	154,026
Kobe Steel Ltd. (b)	2,200	21,399
Koito Manufacturing Co. Ltd.	1,100	58,350
Komatsu Ltd.	12,500	295,983
Konami Holdings Corp.	1,700	67,982
Konica Minolta, Inc.	5,500	56,975
Kose Corp.	200	17,032
Kubota Corp.	14,700	233,690
Kuraray Co. Ltd.	4,000	63,400
Kurita Water Industries Ltd.	800	18,977
Kyocera Corp.	4,500	234,273
Kyowa Hakko Kirin Co. Ltd.	4,700	63,645
Kyushu Electric Power Co. Inc.	7,100	79,250
Kyushu Financial Group, Inc.	6,400	44,097
Lawson, Inc.	1,100	80,292
LINE Corp. (b)	1,000	32,026
Lion Corp.	3,000	52,180
LIXIL Group Corp.	3,500	81,720

Common Stocks	Shares	Value
Japan (continued)
M3, Inc.	1,900	$51,047
Mabuchi Motor Co. Ltd.	400	20,562
Makita Corp.	1,200	83,348
Marubeni Corp.	22,900	139,334
Marui Group Co. Ltd.	1,400	20,018
Maruichi Steel Tube Ltd.	500	16,766
Mazda Motor Corp.	8,100	119,201
McDonald’s Holdings Co. Japan Ltd.	700	18,404
Mebuki Financial Group, Inc.	15,610	59,947
Medipal Holdings Corp.	3,800	61,588
Meiji Holdings Co. Ltd.	1,400	108,439
Minebea Co. Ltd.	4,100	40,758
Miraca Holdings, Inc.	400	18,230
MISUMI Group, Inc.	3,000	56,051
Mitsubishi Chemical Holdings Corp.	20,600	143,684
Mitsubishi Corp.	19,500	440,507
Mitsubishi Electric Corp.	24,400	371,335
Mitsubishi Estate Co. Ltd.	17,000	323,577
Mitsubishi Gas Chemical Co., Inc.	2,000	38,361
Mitsubishi Heavy Industries Ltd.	47,000	211,132
Mitsubishi Logistics Corp.	2,000	28,450
Mitsubishi Materials Corp.	2,100	71,663
Mitsubishi Motors Corp.	7,000	37,920
Mitsubishi Tanabe Pharma Corp.	2,700	54,154
Mitsubishi UFJ Financial Group, Inc.	163,900	1,049,537
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,700	35,714
Mitsui & Co. Ltd.	20,700	303,791
Mitsui Chemicals, Inc.	10,000	47,026
Mitsui Fudosan Co. Ltd.	12,000	277,046
Mitsui OSK Lines Ltd.	16,000	50,846
Mixi, Inc.	700	30,370
Mizuho Financial Group, Inc.	318,600	591,190
MS&AD Insurance Group Holdings, Inc.	7,100	237,520
Murata Manufacturing Co. Ltd.	2,600	350,179
Nabtesco Corp.	900	23,473
Nagoya Railroad Co. Ltd.	11,000	54,150
NEC Corp.	39,000	90,012
Nexon Co. Ltd.	1,100	16,748
NGK Insulators Ltd.	3,900	76,470
NGK Spark Plug Co. Ltd.	3,000	67,570
NH Foods Ltd.	2,000	54,432
Nidec Corp.	3,200	300,459
Nikon Corp.	4,800	77,468
Nintendo Co. Ltd.	1,600	327,491
Nippon Building Fund, Inc.	14	80,401
Nippon Electric Glass Co. Ltd.	4,000	23,026
Nippon Express Co. Ltd.	12,000	63,481
Nippon Paint Holdings Co. Ltd.	1,700	49,588
Nippon Prologis REIT, Inc.	30	62,689
Nippon Steel & Sumitomo Metal Corp.	9,500	229,497
Nippon Telegraph & Telephone Corp.	8,500	375,464
Nippon Yusen KK	31,000	65,555
Nissan Chemical Industries Ltd.	1,300	46,418
Nissan Motor Co. Ltd.	32,800	324,496
Nisshin Seifun Group, Inc.	1,500	22,819
Nissin Foods Holdings Co. Ltd.	400	21,109
Nitori Holdings Co. Ltd.	1,200	134,486
Nitto Denko Corp.	2,300	181,991
NOK Corp.	900	18,290
Nomura Holdings, Inc.	49,800	308,703
Nomura Real Estate Holdings, Inc.	1,000	17,200
Nomura Real Estate Master Fund, Inc.	52	81,019
Nomura Research Institute Ltd.	2,390	81,662
NSK Ltd.	4,400	53,413
NTT Data Corp.	1,400	70,556
NTT Docomo, Inc.	17,400	416,035
Obayashi Corp.	9,200	87,641

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	37

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Obic Co. Ltd.	1,100	$52,798
Odakyu Electric Railway Co. Ltd.	4,600	91,100
Oji Holdings Corp.	14,000	61,966
Olympus Corp.	3,700	127,999
Omron Corp.	2,900	118,984
Ono Pharmaceutical Co. Ltd.	5,000	102,581
Oracle Corp. Japan	400	22,412
Oriental Land Co. Ltd.	2,500	136,998
ORIX Corp.	18,200	274,588
Osaka Gas Co. Ltd.	21,000	78,717
Otsuka Corp.	400	20,586
Otsuka Holdings Co. Ltd.	5,200	239,554
Panasonic Corp.	29,900	311,107
Park24 Co. Ltd.	700	19,320
Pola Orbis Holdings, Inc.	100	9,500
Rakuten, Inc.	11,900	118,788
Recruit Holdings Co. Ltd.	4,300	188,235
Resona Holdings, Inc.	30,500	165,129
Ricoh Co. Ltd.	9,400	83,862
Rinnai Corp.	600	50,989
Rohm Co. Ltd.	1,300	83,130
Ryohin Keikaku Co. Ltd.	500	93,729
Sankyo Co. Ltd.	500	16,694
Santen Pharmaceutical Co. Ltd.	5,100	64,086
SBI Holdings, Inc.	1,700	23,466
Secom Co. Ltd.	2,500	180,794
Sega Sammy Holdings, Inc.	1,900	29,834
Seibu Holdings, Inc.	1,600	26,960
Seiko Epson Corp.	3,200	65,923
Sekisui Chemical Co. Ltd.	6,200	101,169
Sekisui House Ltd.	8,400	135,881
Seven & i Holdings Co. Ltd.	10,100	403,276
Seven Bank Ltd.	2,700	7,735
Sharp Corp. (b)	17,000	45,973
Shimadzu Corp.	2,000	33,752
Shimamura Co. Ltd.	300	39,320
Shimano, Inc.	1,000	157,688
Shimizu Corp.	5,000	45,957
Shin-Etsu Chemical Co. Ltd.	4,800	414,099
Shinsei Bank Ltd.	21,000	36,119
Shionogi & Co. Ltd.	3,500	168,568
Shiseido Co. Ltd.	5,000	139,745
Shizuoka Bank Ltd.	6,000	52,210
Showa Shell Sekiyu KK	1,400	13,724
SMC Corp.	700	191,085
Softbank Group Corp.	12,200	939,885
Sohgo Security Services Co. Ltd.	500	18,813
Sompo Holdings, Inc.	4,500	162,944
Sony Corp.	16,000	484,444
Sony Financial Holdings, Inc.	3,200	53,594
Stanley Electric Co. Ltd.	2,600	73,248
Start Today Co. Ltd.	1,800	33,904
Sumitomo Chemical Co. Ltd.	17,000	90,576
Sumitomo Corp.	13,700	171,740
Sumitomo Dainippon Pharma Co. Ltd.	1,500	25,445
Sumitomo Electric Industries Ltd.	9,900	144,053
Sumitomo Heavy Industries Ltd.	11,000	75,629
Sumitomo Metal Mining Co. Ltd.	5,000	67,741
Sumitomo Mitsui Financial Group, Inc.	16,600	651,251
Sumitomo Mitsui Trust Holdings, Inc.	4,100	152,821
Sumitomo Realty & Development Co. Ltd.	5,000	135,258
Sumitomo Rubber Industries Ltd.	1,400	21,866
Sundrug Co. Ltd.	400	27,584
Suntory Beverage & Food Ltd.	1,300	55,312
Suruga Bank Ltd.	3,000	68,346
Suzuken Co. Ltd.	900	29,713
Suzuki Motor Corp.	4,800	185,246

Common Stocks	Shares	Value
Japan (continued)
Sysmex Corp.	2,400	$144,192
T&D Holdings, Inc.	6,200	91,850
Taiheiyo Cement Corp.	12,000	41,931
Taisei Corp.	14,000	99,450
Taisho Pharmaceutical Holdings Co. Ltd.	300	25,358
Taiyo Nippon Sanso Corp.	1,800	21,258
Takashimaya Co. Ltd.	5,000	43,060
Takeda Pharmaceutical Co. Ltd.	8,700	364,405
TDK Corp.	1,700	122,190
Teijin Ltd.	2,000	42,214
Terumo Corp.	4,300	159,074
THK Co. Ltd.	1,000	24,641
Tobu Railway Co. Ltd.	17,000	86,279
Toho Co. Ltd.	1,400	40,375
Toho Gas Co. Ltd.	9,000	67,327
Tohoku Electric Power Co., Inc.	7,300	89,115
Tokio Marine Holdings, Inc.	8,300	346,060
Tokyo Electric Power Co. Holdings, Inc. (b)	15,100	57,835
Tokyo Electron Ltd.	2,100	217,528
Tokyo Gas Co. Ltd.	26,000	115,384
Tokyo Tatemono Co. Ltd.	1,600	21,189
Tokyu Corp.	14,000	103,108
Tokyu Fudosan Holdings Corp.	3,700	21,630
TonenGeneral Sekiyu KK	3,000	35,280
Toppan Printing Co. Ltd.	6,000	58,896
Toray Industries, Inc.	19,000	164,520
Toshiba Corp. (b)	49,000	105,074
Toto Ltd.	1,400	56,387
Toyo Seikan Kaisha Ltd.	1,400	25,821
Toyo Suisan Kaisha Ltd.	1,300	46,386
Toyoda Gosei Co. Ltd.	700	16,862
Toyota Industries Corp.	2,400	115,824
Toyota Motor Corp.	33,900	1,971,382
Toyota Tsusho Corp.	2,000	55,012
Trend Micro, Inc.	1,400	54,329
Tsuruha Holdings, Inc.	300	28,200
Unicharm Corp.	5,700	128,376
United Urban Investment Corp.	36	57,420
USS Co. Ltd.	3,300	57,919
West Japan Railway Co.	1,800	117,275
Yahoo! Japan Corp.	22,700	95,268
Yakult Honsha Co. Ltd.	1,500	77,086
Yamada Denki Co. Ltd.	5,400	29,751
Yamaguchi Financial Group, Inc.	2,000	21,790
Yamaha Corp.	1,800	54,982
Yamaha Motor Co. Ltd.	2,900	60,318
Yamato Holdings Co. Ltd.	3,600	72,552
Yamazaki Baking Co. Ltd.	1,000	20,111
Yaskawa Electric Corp.	2,500	45,080
Yokogawa Electric Corp.	1,600	25,568
Yokohama Rubber Co. Ltd.	1,000	17,587

		38,491,986
Luxembourg — 0.0%
Eurofins Scientific SE	118	52,978
RTL Group SA (b)	260	19,863

		72,841
Mexico — 0.0%
Fresnillo PLC	1,783	32,730
Netherlands — 1.8%
ABN AMRO Group NV (c)	2,857	67,204
Aegon NV	26,877	146,090
AerCap Holdings NV (b)	2,198	97,305
Akzo Nobel NV	3,125	212,079
Altice NV Class A (b)	5,606	123,073
Altice NV Class B (b)	2,261	49,900

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Netherlands (continued)
ASML Holding NV	4,687	$569,113
CNH Industrial NV	14,413	128,041
Core Laboratories NV	474	55,377
EXOR NV	1,768	80,671
Gemalto NV	766	44,516
Heineken Holding NV	991	69,616
Heineken NV	3,000	224,367
ING Groep NV	47,864	687,612
Koninklijke Ahold Delhaize NV	16,895	359,927
Koninklijke Boskalis Westminster NV	1,674	61,935
Koninklijke DSM NV	2,182	139,103
Koninklijke KPN NV	39,299	113,219
Koninklijke Philips NV	11,534	338,436
Koninklijke Vopak NV	563	24,184
NN Group NV	3,933	139,290
NXP Semiconductor NV (b)	3,675	359,599
QIAGEN NV (b)	1,965	57,194
Randstad Holding NV	1,821	105,945
Royal Dutch Shell PLC, Class A	55,731	1,511,517
Royal Dutch Shell PLC, Class B	47,366	1,337,824
Sensata Technologies Holding NV (b)	2,422	101,603
Unilever NV CVA	20,255	821,579
Wolters Kluwer NV	4,338	165,893

		8,192,212
New Zealand — 0.1%
Auckland International Airport Ltd.	12,237	61,380
Contact Energy Ltd.	17,654	61,864
Fletcher Building Ltd.	8,290	63,870
Mercury NZ Ltd.	7,580	17,081
Meridian Energy Ltd.	9,623	18,592
Ryman Healthcare Ltd.	3,091	19,757
Spark New Zealand Ltd.	20,014	51,570

		294,114
Norway — 0.3%
DNB ASA	11,351	189,363
Gjensidige Forsikring ASA	3,186	54,828
Marine Harvest ASA (b)	5,247	92,640
Norsk Hydro ASA	20,249	115,507
Orkla ASA	12,309	114,841
Schibsted ASA, Class A	1,912	50,559
Schibsted ASA, Class B	808	20,118
Statoil ASA	13,548	252,632
Telenor ASA	8,552	135,570
Yara International ASA	1,796	75,729

		1,101,787
Portugal — 0.0%
EDP — Energias de Portugal SA	17,442	50,723
Galp Energia SGPS SA	4,087	60,219
Jeronimo Martins SGPS SA	4,509	76,318

		187,260
Singapore — 0.7%
Ascendas Real Estate Investment Trust	27,497	48,011
Broadcom Ltd.	5,072	1,011,864
CapitaLand Commercial Trust Ltd.	18,700	20,259
CapitaLand Ltd.	41,800	97,550
CapitaLand Mall Trust	33,000	45,346
City Developments Ltd.	7,000	45,948
ComfortDelGro Corp. Ltd.	43,100	73,752
DBS Group Holdings Ltd.	19,400	262,287
Genting Singapore PLC	105,700	72,905
Global Logistic Properties Ltd.	48,300	89,016
Golden Agri-Resources Ltd.	65,200	19,612
Hutchison Port Holdings Trust	104,400	44,404
Jardine Cycle & Carriage Ltd.	900	26,391

Common Stocks	Shares	Value
Singapore (continued)
Keppel Corp. Ltd.	21,400	$93,905
Oversea-Chinese Banking Corp. Ltd.	42,000	280,124
SATS, Ltd.	10,800	40,461
SembCorp Industries Ltd.	9,300	20,770
Singapore Airlines Ltd.	5,600	39,441
Singapore Exchange Ltd.	4,400	23,144
Singapore Press Holdings Ltd.	5,600	13,732
Singapore Technologies Engineering Ltd.	25,100	58,823
Singapore Telecommunications Ltd.	109,800	301,883
StarHub Ltd.	6,700	14,107
Suntec Real Estate Investment Trust	35,000	43,015
United Overseas Bank Ltd.	15,676	233,133
UOL Group Ltd.	4,200	19,022
Wilmar International Ltd.	20,300	55,866
Yangzijiang Shipbuilding Holdings Ltd.	31,000	17,728

		3,112,499
Spain — 1.1%
Abertis Infraestructuras SA	8,462	121,258
ACS Actividades de Construccion y Servicios SA	2,693	82,999
Aena SA (c)	972	141,355
Amadeus IT Group SA	5,101	235,976
Banco Bilbao Vizcaya Argentaria SA	80,328	546,278
Banco de Sabadell SA	85,952	129,763
Banco Popular Espanol SA	35,333	36,587
Banco Santander SA	187,901	1,049,777
Bankia SA	77,644	82,082
Bankinter SA	6,680	53,768
CaixaBank SA	42,273	154,951
Distribuidora Internacional de Alimentacion SA	7,093	37,542
Enagas SA	716	17,584
Endesa SA	3,615	74,550
Ferrovial SA	7,139	129,589
Gas Natural SDG SA	3,368	64,969
Grifols SA	4,695	100,793
Iberdrola SA	68,554	432,996
Iberdrola SA (b)	1,354	8,525
Industria de Diseno Textil SA	13,940	461,073
International Consolidated Airlines Group SA	14,232	85,565
Mapfre SA	14,471	43,877
Red Electrica Corp. SA	2,654	47,459
Repsol SA	16,238	240,675
Telefonica SA	57,350	554,867
Zardoya Otis SA	1,808	15,261

		4,950,119
Sweden — 1.1%
Alfa Laval AB	3,766	70,410
Assa Abloy AB, Class B	13,294	251,555
Atlas Copco AB, A Shares	8,126	260,615
Atlas Copco AB, B Shares	4,390	127,316
Autoliv, Inc.	1,163	134,513
Boliden AB	2,858	83,375
Electrolux AB, Class B	3,781	100,541
Getinge AB, Class B	2,556	41,292
Hennes & Mauritz AB, Class B	11,411	326,491
Hexagon AB, Class B	3,736	147,784
Husqvarna AB, Class B	3,673	30,763
ICA Gruppen AB	579	18,921
Industrivarden AB, Class C	1,356	26,275
Investor AB, Class B	5,292	211,237
Kinnevik AB	3,667	94,141
L E Lundbergforetagen AB, -B Shares	593	38,155
Lundin Petroleum AB (b)	1,782	38,456
Millicom International Cellular SA	776	38,429
Nordea Bank AB	39,588	477,917
Sandvik AB	12,772	172,404

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	39

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Sweden (continued)
Securitas AB, Class B	4,304	$68,534
Skandinaviska Enskilda Banken AB, Class A	18,019	202,404
Skanska AB, Class B	4,598	112,422
SKF AB, Class B	6,315	127,069
Svenska Cellulosa AB, B Shares	8,461	254,605
Svenska Handelsbanken AB, Class A	18,891	282,018
Swedbank AB, Class A	11,382	287,794
Swedish Match AB	2,064	67,197
Tele2 AB, Class B	7,257	63,983
Telefonaktiebolaget LM Ericsson, Class B	40,738	241,101
TeliaSonera AB	34,113	138,377
Volvo AB, Class B	18,158	232,382

		4,768,476
Switzerland — 3.4%
ABB Ltd., Registered Shares (b)	24,299	579,065
Actelion Ltd., Registered Shares (b)	1,209	315,661
Adecco SA, Registered Shares	2,208	157,993
Aryzta AG (b)	1,310	36,084
Baloise Holding AG, Registered Shares	609	78,417
Barry Callebaut AG, Registered Shares (b)	20	24,748
Cie Financiere Richemont SA, Registered Shares	6,588	513,071
Coca-Cola HBC AG (b)	3,025	69,146
Credit Suisse Group AG, Registered Shares (b)	25,612	390,970
Dufry AG (b)	728	103,927
EMS-Chemie Holding AG, Registered Shares	102	52,653
Galenica AG	35	38,374
Geberit AG, Registered Shares	420	179,504
Givaudan SA, Registered Shares	103	185,692
Glencore PLC (b)	153,879	637,318
Julius Baer Group Ltd. (b)	3,134	147,332
Kuehne & Nagel International AG, Registered Shares	691	94,548
LafargeHolcim Ltd. (b)	5,761	310,194
Lindt & Spruengli AG	16	88,806
Lindt & Spruengli AG, Registered Shares	1	64,859
Lonza Group AG, Registered Shares (b)	752	138,157
Nestle SA, Registered Shares	39,357	2,883,471
Novartis AG, Registered Shares	28,239	2,084,816
Pargesa Holding SA, Bearer Shares	334	22,249
Partners Group Holding AG	214	108,149
Roche Holding AG	8,885	2,105,285
Schindler Holding AG, Participation Certificates	437	83,300
Schindler Holding AG, Registered Shares	380	71,583
SGS SA, Registered Shares	69	146,403
Sika AG, Bearer Shares	31	162,913
Sonova Holding AG, Registered Shares	512	67,791
STMicroelectronics NV	8,975	118,453
Swatch Group AG, Bearer Shares	437	154,875
Swatch Group AG, Registered Shares	1,000	69,870
Swiss Life Holding AG, Registered Shares (b)	464	140,864
Swiss Prime Site AG, Registered Shares (b)	626	52,148
Swiss Re AG	4,125	385,475
Swisscom AG, Registered Shares	329	145,137
Syngenta AG, Registered Shares	1,209	513,841
TE Connectivity Ltd.	4,421	328,701
UBS Group AG, Registered Shares	44,512	723,379
Zurich Insurance Group AG (b)	1,830	526,992

		15,102,214
United Arab Emirates — 0.0%
Mediclinic International PLC	3,047	30,147
United Kingdom — 6.0%
3i Group PLC	11,859	104,760
Aberdeen Asset Management PLC	10,586	35,034
Admiral Group PLC	1,803	40,395
Anglo American PLC (b)	18,216	314,013
Antofagasta PLC	4,892	51,687

Common Stocks	Shares	Value
United Kingdom (continued)
Ashtead Group PLC	7,345	$148,915
Associated British Foods PLC	4,683	141,123
AstraZeneca PLC	16,188	859,081
Auto Trader Group PLC (c)	17,858	90,194
Aviva PLC	54,111	325,796
Babcock International Group PLC	3,103	34,947
BAE Systems PLC	43,693	320,912
Barclays PLC	209,805	582,276
Barratt Developments PLC	14,586	87,962
Berkeley Group Holdings PLC	1,444	51,001
BHP Billiton PLC	26,512	483,520
BP PLC	235,442	1,406,185
British American Tobacco PLC	23,577	1,455,358
British Land Co. PLC	7,180	52,774
BT Group PLC	107,504	412,279
Bunzl PLC	4,094	107,920
Burberry Group PLC	5,493	113,592
Capita PLC	5,414	34,158
Carnival PLC	2,248	120,265
Centrica PLC	63,441	179,603
Cobham PLC	15,416	26,380
Coca-Cola European Partners PLC	2,243	77,454
Compass Group PLC	20,080	357,364
Croda International PLC	1,507	63,636
Delphi Automotive PLC	3,579	250,745
Diageo PLC	31,326	870,169
Direct Line Insurance Group PLC	14,001	62,722
Dixons Carphone PLC	16,826	67,118
easyJet PLC	1,336	16,016
Fiat Chrysler Automobiles NV (b)	12,922	141,489
G4S PLC	25,652	82,642
GKN PLC	23,837	103,352
GlaxoSmithKline PLC	62,056	1,199,230
Hammerson PLC	8,380	57,758
Hargreaves Lansdown PLC	3,139	53,625
Hikma Pharmaceuticals PLC	1,324	30,496
HSBC Holdings PLC	251,559	2,146,029
IHS Markit, Ltd. (b)	5,158	203,483
IMI PLC	4,912	72,276
Imperial Brands PLC	12,486	578,447
Inmarsat PLC	3,662	28,057
InterContinental Hotels Group PLC	2,218	102,997
Intertek Group PLC	2,293	98,156
Intu Properties PLC	16,499	56,274
Investec PLC	7,068	50,148
ITV PLC	40,042	102,749
J. Sainsbury PLC	22,766	74,071
Johnson Matthey PLC	2,989	122,603
Kingfisher PLC	21,365	90,647
Land Securities Group PLC	8,038	100,737
Legal & General Group PLC	74,489	220,912
Liberty Global PLC, Class A (b)	2,659	97,000
Liberty Global PLC, Class C (b)	8,163	286,766
Liberty Global PLC LiLAC, Class C (b)	729	16,271
Lloyds Banking Group PLC	834,344	684,329
London Stock Exchange Group PLC	4,227	169,233
Marks & Spencer Group PLC	20,912	88,638
Meggitt PLC	7,666	40,430
Merlin Entertainments PLC (c)	7,685	46,203
Mondi PLC	3,822	84,474
National Grid PLC	48,098	563,381
Next PLC	1,735	83,715
Old Mutual PLC	60,857	159,806
Pearson PLC	12,164	94,831
Pentair PLC	2,188	128,282
Persimmon PLC	4,587	111,723
Petrofac Ltd.	2,236	25,891

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Provident Financial PLC	2,321	$79,925
Prudential PLC	32,670	633,103
Randgold Resources Ltd.	1,437	122,319
Reckitt Benckiser Group PLC	7,964	683,355
RELX NV	11,621	196,287
RELX PLC	14,548	261,138
Rio Tinto PLC	15,680	694,670
Rolls-Royce Holdings PLC (b)	22,138	186,460
Royal Bank of Scotland Group PLC (b)	45,280	126,850
Royal Mail PLC	10,324	53,616
RSA Insurance Group PLC	11,778	85,278
Sage Group PLC	16,060	124,210
Schroders PLC	1,572	58,303
Segro PLC	8,485	49,289
Severn Trent PLC	2,385	68,362
Shire PLC	11,419	635,761
Sky PLC	12,338	155,886
Smith & Nephew PLC	10,883	162,806
Smiths Group PLC	5,578	105,725
SSE PLC	12,563	236,167
St. James’s Place PLC	5,787	78,290
Standard Chartered PLC (b)	43,739	428,307
Standard Life PLC	23,358	102,052
Tate & Lyle PLC	5,376	45,440
Taylor Wimpey PLC	47,099	99,436
TechnipFMC PLC (b)	5,034	167,012
Tesco PLC (b)	104,108	255,748
Travis Perkins PLC	4,478	82,130
Unilever PLC	16,016	648,741
United Utilities Group PLC	8,099	93,791
Vodafone Group PLC	331,012	810,824
Weir Group PLC	2,371	60,064
Whitbread PLC	2,840	140,586
William Hill PLC	10,334	33,708
Willis Towers Watson PLC	1,517	189,822
WM Morrison Supermarkets PLC	27,049	80,641
Wolseley PLC	3,057	189,321
Worldpay Group PLC (c)	26,755	96,521
WPP PLC	16,575	385,768

		26,450,217
United States — 57.7%
3M Co.	7,665	1,339,995
Abbott Laboratories	21,727	907,537
AbbVie, Inc.	20,893	1,276,771
Accenture PLC, Class A	8,028	914,148
Activision Blizzard, Inc.	7,631	306,843
Acuity Brands, Inc.	604	125,167
Adobe Systems, Inc. (b)	6,157	698,081
Advance Auto Parts, Inc.	909	149,294
AES Corp.	7,348	84,061
Aetna, Inc.	4,144	491,520
Affiliated Managers Group, Inc. (b)	692	105,433
Aflac, Inc.	5,506	385,365
AGCO Corp.	1,150	72,220
Agilent Technologies, Inc.	3,911	191,522
AGNC Investment Corp.	4,633	86,498
Air Products & Chemicals, Inc.	2,506	350,239
Akamai Technologies, Inc. (b)	2,262	155,151
Albemarle Corp.	1,550	143,592
Alexandria Real Estate Equities, Inc.	885	98,076
Alexion Pharmaceuticals, Inc. (b)	2,725	356,103
Align Technology, Inc. (b)	779	71,427
Alkermes PLC (b)	2,207	119,421
Alleghany Corp. (b)	130	79,504
Allergan PLC (b)	4,961	1,085,913
Alliance Data Systems Corp.	701	160,094

Common Stocks	Shares	Value
United States (continued)
Alliant Energy Corp.	3,275	$123,304
Allstate Corp.	4,557	342,732
Ally Financial, Inc.	6,617	139,751
Alphabet, Inc., Class A (b)	3,729	3,058,489
Alphabet, Inc., Class C (b)	3,911	3,116,246
Altria Group, Inc.	24,916	1,773,521
Amazon.com, Inc. (b)	5,096	4,196,454
AMERCO, Inc.	58	21,847
Ameren Corp.	3,033	159,687
American Airlines Group, Inc.	1,624	71,862
American Electric Power Co., Inc.	6,522	417,799
American Express Co.	10,117	772,736
American International Group, Inc.	13,394	860,698
American Tower Corp.	5,555	574,942
American Water Works Co., Inc.	2,350	172,584
Ameriprise Financial, Inc.	1,938	217,579
AmerisourceBergen Corp.	2,234	194,984
AMETEK, Inc.	2,931	149,774
Amgen, Inc.	9,464	1,482,820
Amphenol Corp., Class A	4,002	270,095
Anadarko Petroleum Corp.	6,738	468,493
Analog Devices, Inc.	3,854	288,819
Annaly Capital Management, Inc.	12,024	122,885
ANSYS, Inc. (b)	1,057	98,576
Antero Resources Corp. (b)	1,468	35,834
Anthem, Inc.	3,328	512,978
AO Smith Corp.	1,964	95,745
Aon PLC	3,463	390,280
Apache Corp.	4,993	298,681
Apple, Inc.	68,143	8,269,153
Applied Materials, Inc.	14,036	480,733
Aramark	2,312	78,238
Arch Capital Group Ltd. (b)	1,637	144,629
Archer-Daniels-Midland Co.	7,467	330,489
Arconic, Inc.	5,906	134,598
Arrow Electronics, Inc. (b)	1,441	105,942
Arthur J Gallagher & Co.	2,488	133,929
Ashland Global Holdings, Inc.	875	104,151
Assurant, Inc.	913	88,680
AT&T, Inc.	77,799	3,280,006
Atmos Energy Corp.	1,082	82,427
Autodesk, Inc. (b)	2,379	193,508
Automatic Data Processing, Inc.	5,985	604,425
AutoNation, Inc. (b)	571	30,332
AutoZone, Inc. (b)	389	282,017
AvalonBay Communities, Inc.	1,695	293,760
Avery Dennison Corp.	1,090	79,592
Avnet, Inc.	1,174	54,521
Axalta Coating Systems Ltd. (b)	3,047	88,363
Axis Capital Holdings Ltd.	1,335	85,453
B/E Aerospace, Inc.	1,136	69,830
Baker Hughes, Inc.	5,400	340,632
Ball Corp.	2,115	161,290
Bank of America Corp.	129,051	2,921,715
Bank of New York Mellon Corp.	13,769	615,887
Baxter International, Inc.	5,605	268,536
BB&T Corp.	9,930	458,667
Becton Dickinson & Co.	2,595	460,068
Bed Bath & Beyond, Inc.	2,508	101,198
Berkshire Hathaway, Inc., Class B (b)	15,407	2,528,905
Best Buy Co., Inc.	3,322	147,895
Biogen, Inc. (b)	2,800	776,272
BioMarin Pharmaceutical, Inc. (b)	2,283	200,059
BlackRock, Inc. (d)	1,542	576,677
Boeing Co.	7,378	1,205,713
BorgWarner, Inc.	2,847	116,243
Boston Properties, Inc.	1,932	252,899

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	41

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Boston Scientific Corp. (b)	17,204	$413,928
Bristol-Myers Squibb Co.	20,911	1,027,985
Brixmor Property Group, Inc.	4,579	110,491
Broadridge Financial Solutions, Inc.	1,406	93,541
Brown-Forman Corp., Class B	3,170	144,552
Bunge Ltd.	1,712	118,488
C.H. Robinson Worldwide, Inc.	1,957	148,849
C.R. Bard, Inc.	995	236,143
CA, Inc.	3,370	105,380
Cabot Oil & Gas Corp.	5,728	123,037
Cadence Design Systems, Inc. (b)	3,742	97,404
Calpine Corp. (b)	3,625	42,775
Camden Property Trust	916	76,550
Campbell Soup Co.	2,442	151,966
Capital One Financial Corp.	6,350	554,926
Cardinal Health, Inc.	4,077	305,612
CarMax, Inc. (b)	2,543	169,644
Carnival Corp.	4,517	250,151
Caterpillar, Inc.	7,221	690,761
CBRE Group, Inc., Class A (b)	4,159	126,267
CBS Corp., Class B	5,217	336,444
CDK Global, Inc.	1,768	110,588
CDW Corp.	1,577	81,231
Celanese Corp., Series A	1,988	167,787
Celgene Corp. (b)	9,911	1,151,163
Centene Corp. (b)	1,765	111,672
CenterPoint Energy, Inc.	5,470	143,369
CenturyLink, Inc.	7,860	203,260
Cerner Corp. (b)	3,630	194,967
CF Industries Holdings, Inc.	2,464	86,955
Charles Schwab Corp.	15,201	626,889
Charter Communications, Inc., Class A (b)	2,774	898,637
Cheniere Energy, Inc. (b)	3,018	143,808
Chevron Corp.	23,857	2,656,477
Chipotle Mexican Grill, Inc. (b)	353	148,768
Chubb Ltd.	5,739	754,621
Church & Dwight Co., Inc.	3,222	145,699
Cigna Corp.	3,128	457,376
Cimarex Energy Co.	1,209	163,469
Cincinnati Financial Corp.	1,864	131,561
Cintas Corp.	1,042	120,987
Cisco Systems, Inc.	63,615	1,954,253
CIT Group, Inc.	2,080	85,675
Citigroup, Inc.	36,742	2,051,306
Citizens Financial Group, Inc.	6,418	232,139
Citrix Systems, Inc. (b)	1,855	169,157
Clorox Co.	1,513	181,560
CME Group, Inc.	4,372	529,362
CMS Energy Corp.	3,553	151,358
Coach, Inc.	3,667	136,962
Coca-Cola Co.	51,852	2,155,488
Cognizant Technology Solutions Corp., Class A (b)	7,870	413,883
Colgate-Palmolive Co.	10,980	709,088
Colony NorthStar, Inc., Class A	6,355	88,462
Comcast Corp., Class A	30,381	2,291,335
Comerica, Inc.	2,377	160,519
Computer Sciences Corp.	1,518	94,420
Conagra Brands, Inc.	5,035	196,818
Concho Resources, Inc. (b)	1,639	228,542
ConocoPhillips	15,342	748,076
Consolidated Edison, Inc.	3,911	290,783
Constellation Brands, Inc., Class A	2,364	354,033
Continental Resources, Inc. (b)	829	40,256
Cooper Cos., Inc.	727	134,211
Corning, Inc.	13,221	350,224
CoStar Group, Inc. (b)	352	71,139
Costco Wholesale Corp.	5,457	894,675

Common Stocks	Shares	Value
United States (continued)
Coty, Inc., Class A	7,115	$136,608
Crown Castle International Corp.	4,157	365,109
Crown Holdings, Inc. (b)	1,436	77,788
CSX Corp.	12,044	558,721
Cummins, Inc.	2,076	305,193
CVS Health Corp.	13,308	1,048,803
D.R. Horton, Inc.	4,644	138,902
Danaher Corp.	8,064	676,731
Darden Restaurants, Inc.	1,799	131,831
DaVita, Inc. (b)	2,146	136,807
Deere & Co.	3,218	344,487
Dell Technologies, Inc., Class V (b)	2,759	173,789
Delta Air Lines, Inc.	2,380	112,431
Dentsply Sirona, Inc.	2,897	164,260
Devon Energy Corp.	6,367	289,953
DexCom, Inc. (b)	907	71,789
Diamondback Energy, Inc. (b)	1,237	130,095
Dick’s Sporting Goods, Inc.	987	50,929
Digital Realty Trust, Inc.	2,029	218,381
Discover Financial Services	5,280	365,798
Discovery Communications, Inc., Class A (b)	1,706	48,365
Discovery Communications, Inc., Class C (b)	2,192	60,740
DISH Network Corp., Class A (b)	2,701	159,818
Dollar General Corp.	3,763	277,785
Dollar Tree, Inc. (b)	2,715	209,571
Dominion Resources, Inc.	8,040	613,291
Domino’s Pizza, Inc.	622	108,564
Dover Corp.	2,042	158,765
Dow Chemical Co.	14,267	850,741
Dr. Pepper Snapple Group, Inc.	2,515	229,368
DTE Energy Co.	2,400	236,736
Duke Energy Corp.	8,610	676,229
Duke Realty Corp.	4,907	119,387
Dun & Bradstreet Corp.	306	37,522
E*Trade Financial Corp. (b)	2,940	110,103
E.I. du Pont de Nemours & Co.	11,135	840,692
Eastman Chemical Co.	1,973	152,907
Eaton Corp. PLC	5,467	386,954
Eaton Vance Corp.	1,566	65,662
eBay, Inc. (b)	13,944	443,838
Ecolab, Inc.	3,447	414,088
Edgewell Personal Care Co. (b)	1,008	79,471
Edison International	4,100	298,808
Edwards Lifesciences Corp. (b)	2,648	254,844
Electronic Arts, Inc. (b)	3,682	307,189
Eli Lilly & Co.	12,696	977,973
Emerson Electric Co.	8,086	474,325
Endo International PLC (b)	1,958	23,966
Entergy Corp.	2,207	158,109
Envision Healthcare Corp. (b)	1,295	88,060
EOG Resources, Inc.	7,417	753,419
EQT Corp.	1,948	118,107
Equifax, Inc.	1,434	168,180
Equinix, Inc.	887	341,477
Equity Residential	4,450	270,426
Essex Property Trust, Inc.	899	201,646
Estee Lauder Cos., Inc., Class A	2,921	237,214
Everest Re Group Ltd.	310	68,178
Eversource Energy	4,395	243,131
Exelon Corp.	11,221	402,609
Expedia, Inc.	1,723	209,500
Expeditors International of Washington, Inc.	2,100	109,368
Express Scripts Holding Co. (b)	8,218	566,056
Extra Space Storage, Inc.	1,622	116,865
Exxon Mobil Corp.	52,439	4,399,108
F5 Networks, Inc. (b)	842	112,853
Facebook, Inc., Class A (b)	29,376	3,828,280

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Fastenal Co.	3,355	$166,676
Federal Realty Investment Trust	922	129,476
FedEx Corp.	3,254	615,364
Fidelity National Information Services, Inc.	4,030	320,063
Fifth Third Bancorp	10,266	267,943
First Data Corp., Class A (b)	3,322	50,959
First Republic Bank	1,832	172,813
FirstEnergy Corp.	4,699	142,474
Fiserv, Inc. (b)	2,595	278,781
FleetCor Technologies, Inc. (b)	1,043	153,832
Flex Ltd. (b)	7,136	111,821
FLIR Systems, Inc.	1,512	53,419
Flowserve Corp.	1,663	81,753
Fluor Corp.	1,605	89,078
FMC Corp.	1,878	112,980
FNF Group	3,365	118,986
Foot Locker, Inc.	1,987	136,189
Ford Motor Co.	48,035	593,713
Fortinet, Inc. (b)	2,400	79,824
Fortive Corp.	3,604	199,337
Fortune Brands Home & Security, Inc.	2,314	127,571
Franklin Resources, Inc.	4,426	175,889
Freeport-McMoRan, Inc. (b)	16,711	278,238
Frontier Communications Corp.	15,469	53,987
Gap, Inc.	2,622	60,385
Garmin Ltd.	1,553	74,994
Gartner, Inc. (b)	1,257	124,896
General Dynamics Corp.	3,299	597,383
General Electric Co.	113,325	3,365,752
General Mills, Inc.	7,496	468,350
General Motors Co.	18,259	668,462
Genuine Parts Co.	1,775	171,838
GGP, Inc.	6,633	164,764
Gilead Sciences, Inc.	16,538	1,198,178
Global Payments, Inc.	1,843	142,427
Goldman Sachs Group, Inc.	4,538	1,040,654
Goodyear Tire & Rubber Co.	4,171	135,099
H&R Block, Inc.	3,364	72,191
Halliburton Co.	10,660	603,036
Hanesbrands, Inc.	5,612	133,061
Harley-Davidson, Inc.	2,333	133,074
Harman International Industries, Inc.	871	96,820
Harris Corp.	1,586	162,898
Hartford Financial Services Group, Inc.	5,280	257,189
Hasbro, Inc.	1,352	111,554
HCA Holdings, Inc. (b)	3,852	309,239
HCP, Inc.	6,588	199,748
Helmerich & Payne, Inc.	1,233	87,740
Henry Schein, Inc. (b)	956	152,826
Hershey Co.	1,700	179,299
Hess Corp.	3,395	183,941
Hewlett Packard Enterprise Co.	20,439	463,557
Hilton Worldwide Holdings, Inc.	2,788	160,533
HollyFrontier Corp.	1,631	47,250
Hologic, Inc. (b)	3,454	139,991
Home Depot, Inc.	15,625	2,149,687
Honeywell International, Inc.	8,987	1,063,342
Hormel Foods Corp.	3,876	140,699
Host Hotels & Resorts, Inc.	9,072	163,931
HP, Inc.	21,948	330,317
Humana, Inc.	2,015	399,977
Huntington Bancshares, Inc.	12,395	167,704
Huntington Ingalls Industries, Inc.	506	98,144
IDEXX Laboratories, Inc. (b)	1,275	155,971
Illinois Tool Works, Inc.	4,004	509,309
Illumina, Inc. (b)	1,985	317,798
Incyte Corp. (b)	2,194	265,935

Common Stocks	Shares	Value
United States (continued)
Ingersoll-Rand PLC	3,353	$266,061
Ingredion, Inc.	1,084	138,958
Intel Corp.	59,715	2,198,706
Intercontinental Exchange, Inc.	7,795	454,916
International Business Machines Corp.	11,483	2,004,013
International Flavors & Fragrances, Inc.	1,157	135,612
International Paper Co.	5,110	289,226
Interpublic Group of Cos., Inc.	4,333	101,955
Intuit, Inc.	3,268	387,519
Intuitive Surgical, Inc. (b)	460	318,637
Invesco Ltd.	4,996	144,484
Iron Mountain, Inc.	3,192	114,274
J.M. Smucker Co.	1,352	183,669
Jacobs Engineering Group, Inc. (b)	1,221	71,490
Jazz Pharmaceuticals PLC (b)	936	114,117
JB Hunt Transport Services, Inc.	943	93,432
Johnson & Johnson	34,598	3,918,223
Johnson Controls International PLC	11,915	524,022
Jones Lang LaSalle, Inc.	420	43,273
JPMorgan Chase & Co.	45,678	3,865,729
Juniper Networks, Inc.	4,983	133,445
Kansas City Southern	1,505	129,295
Kellogg Co.	3,378	245,614
KeyCorp	14,527	261,050
Kimberly-Clark Corp.	4,403	533,335
Kimco Realty Corp.	5,186	129,080
Kinder Morgan, Inc.	23,624	527,760
KLA-Tencor Corp.	1,969	167,582
Kohl’s Corp.	2,230	88,821
Kraft Heinz Co.	7,850	700,926
Kroger Co.	10,855	368,636
L Brands, Inc.	3,461	208,387
L3 Technologies, Inc.	907	143,932
Laboratory Corp. of America Holdings (b)	1,165	156,355
Lam Research Corp.	2,164	248,557
Las Vegas Sands Corp.	5,410	284,458
Lear Corp.	1,058	150,331
Leggett & Platt, Inc.	2,066	98,590
Lennar Corp., Class A	2,674	119,394
Leucadia National Corp.	3,998	95,352
Level 3 Communications, Inc. (b)	3,522	209,418
Liberty Broadband Corp., Class C (b)	1,594	136,032
Liberty Interactive Corp QVC Group, Series A (b)	5,487	105,241
Liberty Media Corp. — Liberty SiriusXM, Class A (b)	618	22,396
Liberty Media Corp. — Liberty SiriusXM, Class C (b)	2,089	74,974
Liberty Property Trust	1,416	54,360
Lincoln National Corp.	3,023	204,083
Linear Technology Corp.	2,840	179,289
LKQ Corp. (b)	3,691	117,780
Lockheed Martin Corp.	3,337	838,688
Loews Corp.	3,495	162,797
Lowe’s Cos., Inc.	11,308	826,389
lululemon athletica, Inc. (b)	1,148	77,501
LyondellBasell Industries NV, Class A	4,408	411,134
M&T Bank Corp.	1,884	306,282
Macerich Co.	1,670	114,712
Macquarie Infrastructure Corp.	837	62,767
Macy’s, Inc.	3,959	116,949
Mallinckrodt PLC (b)	1,032	50,289
ManpowerGroup, Inc.	986	94,124
Marathon Oil Corp.	10,622	177,918
Marathon Petroleum Corp.	6,542	314,343
Markel Corp. (b)	169	156,325
Marriott International, Inc., Class A	4,127	349,144
Marsh & McLennan Cos., Inc.	6,741	458,523
Martin Marietta Materials, Inc.	715	164,164
Masco Corp.	4,087	134,667

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	43

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Mastercard, Inc., Class A	12,382	$1,316,578
Mattel, Inc.	4,750	124,498
Maxim Integrated Products, Inc.	3,812	169,558
McCormick & Co., Inc.	1,239	118,386
McDonald’s Corp.	10,792	1,322,775
McKesson Corp.	2,887	401,726
Mead Johnson Nutrition Co.	2,254	158,817
MEDNAX, Inc. (b)	1,308	89,402
Merck & Co., Inc.	34,969	2,167,728
MetLife, Inc.	11,930	649,111
Mettler-Toledo International, Inc. (b)	316	134,815
MGM Resorts International (b)	5,788	166,694
Michael Kors Holdings Ltd. (b)	1,849	79,156
Microchip Technology, Inc.	2,596	174,841
Micron Technology, Inc. (b)	13,390	322,833
Microsoft Corp.	93,618	6,052,404
Mid-America Apartment Communities, Inc.	1,227	116,504
Middleby Corp. (b)	622	83,460
Mohawk Industries, Inc. (b)	773	166,844
Molson Coors Brewing Co., Class B	2,414	232,999
Mondelez International, Inc., Class A	19,379	858,102
Monsanto Co.	5,405	585,416
Monster Beverage Corp. (b)	5,576	237,538
Moody’s Corp.	2,288	237,197
Morgan Stanley	18,028	766,010
Mosaic Co.	4,595	144,145
Motorola Solutions, Inc.	2,014	162,550
MSCI, Inc.	1,142	94,501
Murphy Oil Corp.	1,578	45,620
Mylan NV (b)	5,301	201,703
Nasdaq, Inc.	1,658	116,955
National Oilwell Varco, Inc.	5,368	202,964
National Retail Properties, Inc.	1,590	69,324
Navient Corp.	4,485	67,454
NetApp, Inc.	3,058	117,183
Netflix, Inc. (b)	5,463	768,699
New York Community Bancorp, Inc.	4,928	74,856
Newell Brands, Inc.	5,575	263,865
Newfield Exploration Co. (b)	2,649	106,172
Newmont Mining Corp.	6,732	244,237
News Corp., Class A	4,384	53,879
NextEra Energy, Inc.	5,744	710,648
Nielsen Holdings PLC	4,548	186,059
NIKE, Inc., Class B	17,233	911,626
NiSource, Inc.	3,916	87,601
Noble Energy, Inc.	4,949	196,772
Nordstrom, Inc.	1,424	62,969
Norfolk Southern Corp.	3,615	424,618
Northern Trust Corp.	2,935	243,488
Northrop Grumman Corp.	2,130	487,940
Norwegian Cruise Line Holdings Ltd. (b)	1,670	78,490
Nuance Communications, Inc. (b)	2,784	44,154
Nucor Corp.	4,345	252,401
NVIDIA Corp.	6,620	722,772
O’Reilly Automotive, Inc. (b)	1,178	308,954
Occidental Petroleum Corp.	9,636	653,032
OGE Energy Corp.	2,238	75,063
Omnicom Group, Inc.	3,147	269,541
ONEOK, Inc.	2,715	149,624
Oracle Corp.	39,103	1,568,421
PACCAR, Inc.	4,505	303,232
Packaging Corp. of America	1,375	126,748
Palo Alto Networks, Inc. (b)	1,154	170,284
Parker Hannifin Corp.	1,801	264,981
Parsley Energy, Inc., Class A (b)	2,786	98,123
Patterson Cos., Inc.	561	23,343
Paychex, Inc.	4,463	269,074

Common Stocks	Shares	Value
United States (continued)
PayPal Holdings, Inc. (b)	13,687	$544,469
People’s United Financial, Inc.	4,316	80,925
PepsiCo, Inc.	18,241	1,893,051
Perrigo Co. PLC	1,796	136,765
Pfizer, Inc.	76,707	2,433,913
PG&E Corp.	6,567	406,432
Philip Morris International, Inc.	19,688	1,892,607
Phillips 66	6,217	507,432
Pinnacle West Capital Corp.	1,627	126,304
Pioneer Natural Resources Co.	2,192	395,064
Plains GP Holdings LP, Class A Class A	1,061	34,429
PNC Financial Services Group, Inc. (d)	6,214	748,538
Polaris Industries, Inc.	544	45,734
PPG Industries, Inc.	3,233	323,332
PPL Corp.	9,156	318,995
Praxair, Inc.	3,676	435,385
Priceline Group, Inc. (b)	639	1,006,508
Principal Financial Group, Inc.	3,318	189,425
Procter & Gamble Co.	32,335	2,832,546
Progressive Corp.	7,583	283,908
Prologis, Inc.	6,892	336,674
Prudential Financial, Inc.	5,389	566,438
Public Service Enterprise Group, Inc.	6,826	302,050
Public Storage	1,860	399,900
PulteGroup, Inc.	4,809	103,442
PVH Corp.	833	78,144
Qorvo, Inc. (b)	1,959	125,787
QUALCOMM, Inc.	18,846	1,006,942
Quest Diagnostics, Inc.	1,831	168,306
Quintiles IMS Holdings, Inc. (b)	1,819	142,773
Ralph Lauren Corp.	629	55,622
Range Resources Corp.	1,772	57,306
Raymond James Financial, Inc.	1,608	120,487
Raytheon Co.	3,887	560,350
Realty Income Corp.	3,321	198,031
Red Hat, Inc. (b)	2,076	157,527
Regency Centers Corp.	1,584	110,452
Regeneron Pharmaceuticals, Inc. (b)	1,002	360,009
Regions Financial Corp.	15,227	219,421
Reinsurance Group of America, Inc.	692	86,825
RenaissanceRe Holdings Ltd.	254	34,625
Republic Services, Inc.	3,241	185,969
ResMed, Inc.	2,031	137,174
Reynolds American, Inc.	10,929	657,161
Rite Aid Corp. (b)	14,956	84,053
Robert Half International, Inc.	1,759	82,779
Rockwell Automation, Inc.	1,509	223,317
Rockwell Collins, Inc.	1,670	151,569
Roper Technologies, Inc.	1,373	263,410
Ross Stores, Inc.	4,746	313,758
Royal Caribbean Cruises Ltd.	1,993	186,605
S&P Global, Inc.	3,299	396,474
Sabre Corp.	3,111	76,220
salesforce.com, Inc. (b)	8,412	665,389
SBA Communications Corp. (b)	1,432	150,732
SCANA Corp.	1,810	124,347
Schlumberger Ltd.	17,418	1,458,061
Scripps Networks Interactive, Inc., Class A	831	63,289
Sealed Air Corp.	2,830	137,255
Seattle Genetics, Inc. (b)	1,071	64,517
SEI Investments Co.	1,947	94,449
Sempra Energy	2,927	299,696
ServiceNow, Inc. (b)	1,876	170,003
Sherwin-Williams Co.	960	291,658
Signature Bank (b)	810	127,591
Signet Jewelers Ltd.	717	55,689
Simon Property Group, Inc.	4,020	738,755

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Sirius XM Holdings, Inc.	23,361	$110,264
Skyworks Solutions, Inc.	2,595	238,065
SL Green Realty Corp.	1,279	139,373
Snap-on, Inc.	823	149,399
Southern Co.	12,492	617,480
Southwest Airlines Co.	2,052	107,340
Southwestern Energy Co. (b)	7,733	69,674
Spectra Energy Corp.	8,481	353,234
Spectrum Brands Holdings, Inc.	295	39,350
Splunk, Inc. (b)	1,318	76,259
Sprint Corp. (b)	11,215	103,514
Stanley Black & Decker, Inc.	1,811	224,564
Staples, Inc.	8,395	77,234
Starbucks Corp.	18,448	1,018,699
State Street Corp.	4,889	372,542
Stericycle, Inc. (b)	872	67,266
Stryker Corp.	4,211	520,185
SunTrust Banks, Inc.	6,439	365,864
Symantec Corp.	7,880	217,094
Synchrony Financial	10,187	364,898
Synopsys, Inc. (b)	2,252	141,628
Sysco Corp.	6,429	337,265
T-Mobile U.S., Inc. (b)	4,000	249,080
T. Rowe Price Group, Inc.	3,308	223,092
Targa Resources Corp.	1,801	103,774
Target Corp.	6,667	429,888
TD Ameritrade Holding Corp.	3,576	165,032
TEGNA, Inc.	3,484	79,818
Teleflex, Inc.	476	79,839
Tesla Motors, Inc. (b)	1,617	407,371
Tesoro Corp.	1,429	115,535
Texas Instruments, Inc.	12,518	945,610
Textron, Inc.	3,545	167,927
Thermo Fisher Scientific, Inc.	5,101	777,341
Tiffany & Co.	1,819	143,192
Time Warner, Inc.	9,627	932,375
TJX Cos., Inc.	8,604	644,612
Toll Brothers, Inc. (b)	1,581	49,580
Torchmark Corp.	1,376	101,191
Total System Services, Inc.	2,429	123,102
Tractor Supply Co.	1,715	126,344
TransDigm Group, Inc.	612	132,437
Travelers Cos., Inc.	3,805	448,153
Trimble, Inc. (b)	3,448	102,130
TripAdvisor, Inc. (b)	1,178	62,316
Twenty-First Century Fox, Inc., Class A	13,154	412,773
Twenty-First Century Fox, Inc., Class B	5,274	163,547
Twitter, Inc. (b)	7,107	125,225
Tyson Foods, Inc., Class A	4,107	257,879
UDR, Inc.	2,869	100,272
UGI Corp.	2,559	118,661
Ulta Salon Cosmetics & Fragrance, Inc. (b)	693	188,690
Under Armour, Inc., Class A (b)	1,730	37,178
Under Armour, Inc., Class C (b)	2,939	56,488
Union Pacific Corp.	10,364	1,104,595
United Continental Holdings, Inc. (b)	777	54,755
United Parcel Service, Inc., Class B	8,707	950,195
United Rentals, Inc. (b)	940	118,919
United Technologies Corp.	10,174	1,115,783
United Therapeutics Corp. (b)	622	101,778
UnitedHealth Group, Inc.	12,044	1,952,332
Universal Health Services, Inc., Class B	1,222	137,634
Unum Group	2,960	134,473
US Bancorp	21,378	1,125,552
Valero Energy Corp.	5,598	368,124
Valspar Corp.	901	99,714
Vantiv, Inc., Class A (b)	2,205	137,239

Common Stocks	Shares	Value
United States (continued)
Varex Imaging Corp. (b)	448	$12,892
Varian Medical Systems, Inc. (b)	1,121	87,046
Ventas, Inc.	4,401	271,410
VEREIT, Inc.	14,625	124,751
VeriSign, Inc. (b)	998	80,050
Verisk Analytics, Inc. (b)	1,865	154,124
Verizon Communications, Inc.	51,550	2,526,465
Vertex Pharmaceuticals, Inc. (b)	3,318	284,917
VF Corp.	3,848	198,095
Viacom, Inc., Class B	4,670	196,794
Visa, Inc., Class A	23,856	1,973,130
VMware, Inc., Class A (b)(e)	835	73,096
Vornado Realty Trust	2,257	239,942
Voya Financial, Inc.	2,712	109,077
Vulcan Materials Co.	1,812	232,534
W.R. Berkley Corp.	1,461	98,194
W.W. Grainger, Inc.	701	177,052
WABCO Holdings, Inc. (b)	486	52,989
Wabtec Corp.	1,113	96,430
Wal-Mart Stores, Inc.	19,559	1,305,368
Walgreens Boots Alliance, Inc.	11,732	961,320
Walt Disney Co.	19,307	2,136,320
Waste Management, Inc.	5,403	375,508
Waters Corp. (b)	1,067	151,141
WEC Energy Group, Inc.	4,371	258,108
Wells Fargo & Co.	60,616	3,414,499
Welltower, Inc.	4,601	305,046
Westar Energy, Inc.	1,907	104,294
Western Digital Corp.	3,860	307,758
Western Union Co.	6,607	129,365
WestRock Co.	3,025	161,414
Weyerhaeuser Co.	9,416	295,003
Whirlpool Corp.	941	164,571
WhiteWave Foods Co. (b)	2,507	138,035
Whole Foods Market, Inc.	3,906	118,039
Williams Cos., Inc.	9,857	284,276
Workday, Inc., Class A (b)	1,625	135,021
WR Grace & Co.	1,097	76,066
Wyndham Worldwide Corp.	1,454	114,953
Wynn Resorts Ltd.	850	86,216
Xcel Energy, Inc.	6,749	278,869
Xerox Corp.	11,333	78,538
Xilinx, Inc.	2,994	174,251
Xylem, Inc.	2,502	123,374
Yahoo!, Inc. (b)	11,347	500,062
Yum! Brands, Inc.	4,760	311,923
Zayo Group Holdings, Inc. (b)	1,705	54,492
Zillow Group, Inc., Class C (b)	880	31,134
Zimmer Biomet Holdings, Inc.	2,536	300,085
Zoetis, Inc.	5,905	324,421

		255,994,255
Total Common Stocks — 98.1%		435,284,873

Preferred Stock — 0.1%
Germany — 0.1%
Volkswagen AG, Preference Shares, 0.00%	2,256	352,288

Rights — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (b)	2,693	1,209
Total Long-Term Investments (Cost — $394,223,689) — 98.2%		435,638,370

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	45

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (d)(f)	11,917,267	$11,917,267
SL Liquidity Series, LLC, Money Market Series, 0.94% (d)(f)(g)	73,346	73,360
Total Short-Term Securities (Cost — $11,990,619) — 2.7%		11,990,627
Total Investments (Cost — $406,214,308) — 100.9%		447,628,997
Liabilities in Excess of Other Assets — (0.9)%		(3,872,082)

Net Assets — 100.0%		$443,756,915

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock, Inc.	1,168	374		—	1,542	$576,677	$5,627		—	$86,115
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	11,917,267	[2]	—	11,917,267	11,917,267	8,331		$39	—
BlackRock Premier Government Institutional Fund	1,751,171	—		(1,751,171)[3]	—	—	2,317		—	—
PNC Financial Services Group, Inc.	4,505	1,709		—	6,214	748,538	5,945		—	114,664
SL Liquidity Series, LLC, Money Market Series	10,972	62,374	[2]	—	73,346	73,360	5,886	[4]	4	8
Total						$13,315,842	$28,106		$43	$200,787

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

[4] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Security, or a portion of security, is on loan.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
25	Euro Stoxx 50 Index	March 2017	$872,775	$(8,843)
8	FTSE 100 Index	March 2017	$709,059	(1,259)
6	Nikkei 225 Index	March 2017	$504,561	(6,441)
37	S&P 500 E-Mini Index	March 2017	$4,207,825	6,876
Total				$(9,667)

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Derivative Financial Instruments Outstanding as of Period End

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	—	—	$6,876	—	—	—	$6,876

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation	—	—	$16,543	—	—	—	$16,543

For the six month ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations were as follows:

Net Realized Gain (Loss) from:
Futures contracts		—	—	$551,279	—	—	—	$551,279
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	$(35,236)	—	—	—	$(35,236)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,681,709

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$79,718	—	—	$79,718
Australia	—	$11,789,145	—	11,789,145
Austria	—	345,960	—	345,960
Belgium	—	1,784,938	—	1,784,938
Bermuda	71,867	—	—	71,867
Canada	16,288,307	—	—	16,288,307
Denmark	—	2,651,937	—	2,651,937
Finland	—	1,469,820	—	1,469,820
France	—	15,561,827	—	15,561,827
Germany	47,612	14,551,964	—	14,599,576
Hong Kong	62,473	5,175,294	—	5,237,767
Ireland	1,892,199	886,929	—	2,779,128
Israel	676,108	408,194	—	1,084,302
Italy	—	2,759,724	—	2,759,724
Japan	—	38,491,986	—	38,491,986
Luxembourg	—	72,841	—	72,841
Mexico	—	32,730	—	32,730
Netherlands	613,884	7,578,328	—	8,192,212
New Zealand	—	294,114	—	294,114
Norway	—	1,101,787	—	1,101,787
Portugal	—	187,260	—	187,260
Singapore	1,052,325	2,060,174	—	3,112,499
Spain	—	4,950,119	—	4,950,119
Sweden	134,513	4,633,963	—	4,768,476
Switzerland	328,701	14,773,513	—	15,102,214
United Arab Emirates	—	30,147	—	30,147
United Kingdom	1,339,381	25,110,836	—	26,450,217
United States	255,994,255	—	—	255,994,255

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	47

Schedule of Investments (concluded)	BlackRock MSCI World Index Fund

	Level 1	Level 2	Level 3	Total
Preferred Stock	—	$352,288	—	$352,288
Rights	$1,209	—	—	1,209
Short-Term Investment Fund	11,917,267	—	—	11,917,267

Subtotal	$290,499,819	$157,055,818	—	$447,555,637

Investments valued at NAV[1]				73,360

Total				$447,628,997

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$6,876	—	—	$6,876
Liabilities:
Equity contracts	(16,543)	—	—	(16,543)

Total	$(9,667)	—	—	$(9,667)

1 As of January 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Small/Mid Cap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
AAR Corp.	585	$18,714
Aerojet Rocketdyne Holdings, Inc. (a)	1,061	19,215
Aerovironment, Inc. (a)	354	9,271
Astronics Corp. (a)	323	10,598
B/E Aerospace, Inc.	1,758	108,064
Cubic Corp.	445	21,160
Curtiss-Wright Corp.	754	73,937
DigitalGlobe, Inc. (a)	1,109	31,107
Ducommun, Inc. (a)	176	5,215
Engility Holdings, Inc. (a)	313	9,180
Esterline Technologies Corp. (a)	503	43,082
HEICO Corp.	348	26,778
HEICO Corp., Class A	653	43,294
Hexcel Corp.	1,593	81,800
Huntington Ingalls Industries, Inc.	798	154,780
KEYW Holding Corp. (a)	505	5,055
KLX, Inc. (a)	919	45,022
Kratos Defense & Security Solutions, Inc. (a)	970	7,993
Moog, Inc., Class A (a)	548	36,097
National Presto Industries, Inc.	79	8,406
Orbital ATK, Inc.	1,002	87,124
Sparton Corp. (a)	111	2,406
Spirit Aerosystems Holdings, Inc., Class A	2,094	125,745
Taser International, Inc. (a)	912	22,782
Teledyne Technologies, Inc. (a)	585	71,879
Triumph Group, Inc.	857	22,925
Vectrus, Inc. (a)	194	4,373

		1,096,002
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc. (a)	787	12,694
Atlas Air Worldwide Holdings, Inc. (a)	426	22,472
Echo Global Logistics, Inc. (a)	486	11,543
Forward Air Corp.	540	26,023
Hub Group, Inc., Class A (a)	603	26,743
Park-Ohio Holdings Corp.	159	7,131
Radiant Logistics, Inc. (a)	682	2,503
XPO Logistics, Inc. (a)	1,675	74,939

		184,048
Airlines — 0.7%
Alaska Air Group, Inc.	2,060	193,269
Allegiant Travel Co.	223	38,356
Copa Holdings SA, Class A	534	52,060
Hawaiian Holdings, Inc. (a)	916	46,670
JetBlue Airways Corp. (a)	5,546	108,757
SkyWest, Inc.	875	30,975
Spirit Airlines, Inc. (a)	1,222	66,037

		536,124
Auto Components — 1.3%
Allison Transmission Holdings, Inc.	2,431	85,036
American Axle & Manufacturing Holdings, Inc. (a)	1,335	27,234
Cooper Tire & Rubber Co.	942	34,147
Cooper-Standard Holding, Inc. (a)	263	27,689
Dana, Inc.	2,555	51,458
Dorman Products, Inc. (a)	447	30,852
Fox Factory Holding Corp. (a)	365	9,454
Gentex Corp.	4,865	101,630
Gentherm, Inc. (a)	635	22,479
Goodyear Tire & Rubber Co.	4,594	148,800
Horizon Global Corp. (a)	262	5,127
LCI Industries	401	44,010
Lear Corp.	1,271	180,596
Metaldyne Performance Group, Inc.	264	6,230
Modine Manufacturing Co. (a)	767	10,431
Motorcar Parts of America, Inc. (a)	320	8,394
Spartan Motors, Inc.	534	4,219

Common Stocks	Shares	Value
Auto Components (continued)
Standard Motor Products, Inc.	375	$18,701
Stoneridge, Inc. (a)	407	6,679
Strattec Security Corp.	68	2,094
Superior Industries International, Inc.	410	9,451
Tenneco, Inc. (a)	973	65,629
Tower International, Inc.	357	9,353
Visteon Corp. (a)	583	52,219
Workhorse Group, Inc. (a)	173	561

		962,473
Automobiles — 0.1%
Thor Industries, Inc.	827	85,595
Winnebago Industries, Inc.	436	13,690

		99,285
Banks — 7.4%
1st Source Corp.	261	11,774
Access National Corp.	120	3,202
ACNB Corp.	97	2,910
Allegiance Bancshares, Inc. (a)	181	5,873
American National Bankshares, Inc.	112	3,976
Ameris Bancorp	631	28,458
Ames National Corp.	115	3,715
Arrow Financial Corp.	172	6,072
Associated Banc-Corp	2,615	66,159
Atlantic Capital Bancshares, Inc. (a)	293	5,596
Bancfirst Corp.	129	12,171
Banco Latinoamericano de Comercio Exterior SA	500	13,600
Bancorp, Inc. (a)	718	4,301
BancorpSouth, Inc.	1,526	45,322
Bank of Hawaii Corp.	735	63,144
Bank of Marin Bancorp	98	6,586
The Bank of NT Butterfield & Son, Ltd.	200	6,578
Bank of the Ozarks, Inc.	1,525	83,677
BankUnited, Inc.	1,735	66,277
Bankwell Financial Group, Inc.	100	2,931
Banner Corp.	561	31,483
Bar Harbor Bankshares	146	6,326
Blue Hills Bancorp, Inc.	452	8,588
BNC Bancorp	776	27,354
BOK Financial Corp.	463	38,077
Boston Private Financial Holdings, Inc.	1,448	23,892
Bridge Bancorp, Inc.	334	12,074
Bryn Mawr Bank Corp.	269	10,773
C&F Financial Corp.	55	2,384
Camden National Corp.	252	10,453
Capital Bank Financial Corp., Class A	438	17,257
Capital City Bank Group, Inc.	169	3,497
Cardinal Financial Corp.	522	16,370
Carolina Financial Corp.	183	5,481
Cascade Bancorp (a)	459	3,658
Cathay General Bancorp	1,285	46,825
Centerstate Banks, Inc.	854	20,829
Central Pacific Financial Corp.	546	17,106
Central Valley Community Bancorp	117	2,367
Century Bancorp, Inc., Class A	53	3,196
Chemical Financial Corp.	1,150	56,844
Chemung Financial Corp.	55	1,880
Citizens & Northern Corp.	150	3,564
City Holding Co.	262	17,054
CNB Financial Corp.	227	5,325
CoBiz Financial, Inc.	679	11,896
Codorus Valley Bancorp, Inc.	129	3,311
Columbia Banking System, Inc.	1,004	39,919
Commerce Bancshares, Inc.	1,524	86,152
Community Bank System, Inc.	741	43,245
Community Trust Bancorp, Inc.	243	11,239

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	49

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
ConnectOne Bancorp, Inc.	543	$13,412
County Bancorp, Inc.	96	2,621
CU Bancorp (a)	270	9,788
Cullen/Frost Bankers, Inc.	921	82,337
Customers Bancorp, Inc. (a)	405	13,956
CVB Financial Corp.	1,761	39,693
Eagle Bancorp, Inc. (a)	527	32,279
East West Bancorp, Inc.	2,484	127,777
Enterprise Bancorp, Inc.	157	5,277
Enterprise Financial Services Corp.	309	12,870
Equity Bancshares, Inc., Class A (a)	139	4,540
Farmers Capital Bank Corp.	99	3,678
Farmers National Banc Corp.	430	5,418
FB Financial Corp. (a)	117	2,979
FCB Financial Holdings, Inc., Class A (a)	551	25,869
Fidelity Southern Corp.	391	9,091
Financial Institutions, Inc.	211	6,952
First Bancorp, Inc.	202	5,454
First Bancorp, North Carolina	366	10,713
First BanCorp, Puerto Rico (a)	1,993	13,393
First Busey Corp.	557	16,292
First Business Financial Services, Inc.	134	3,247
First Citizens BancShares, Inc., Class A	130	47,676
First Commonwealth Financial Corp.	1,565	22,098
First Community Bancshares, Inc.	233	6,780
First Community Financial Partners, Inc. (a)	224	2,666
First Connecticut Bancorp, Inc.	308	6,976
First Financial Bancorp	1,070	29,479
First Financial Bankshares, Inc.	1,098	46,830
First Financial Corp.	166	8,026
First Financial Northwest, Inc.	162	3,362
First Foundation, Inc. (a)	420	6,090
First Hawaiian, Inc.	398	13,130
First Horizon National Corp.	4,006	80,120
First Internet Bancorp	97	3,022
First Interstate Bancsystem, Inc., Class A	321	13,209
First Merchants Corp.	719	27,559
First Mid-Illinois Bancshares, Inc.	114	3,592
First Midwest Bancorp, Inc.	1,402	34,041
First NBC Bank Holding Co. (a)	221	884
First Northwest Bancorp (a)	195	2,888
First of Long Island Corp.	352	9,539
FNB Corp.	3,670	54,830
Franklin Financial Network, Inc. (a)	178	6,862
Fulton Financial Corp.	2,962	53,908
German American Bancorp, Inc.	231	11,086
Glacier Bancorp, Inc.	1,316	46,757
Great Southern Bancorp, Inc.	202	10,110
Great Western Bancorp, Inc.	1,021	43,648
Green Bancorp, Inc. (a)	410	7,032
Guaranty Bancorp	301	7,284
Hancock Holding Co.	1,117	51,214
Hanmi Financial Corp.	560	18,564
HarborOne Bancorp, Inc. (a)	248	4,618
Heartland Financial USA, Inc.	394	18,439
Heritage Commerce Corp.	528	7,413
Heritage Financial Corp.	473	12,062
Heritage Oaks Bancorp	336	4,549
Home BancShares, Inc.	2,060	55,496
HomeTrust Bancshares, Inc. (a)	314	7,772
Hope Bancorp, Inc.	2,218	46,378
Horizon Bancorp	356	9,124
Huntington Bancshares, Inc.	18,580	251,387
Iberiabank Corp.	761	62,516
Independent Bank Corp.	769	34,757
Independent Bank Group, Inc.	186	11,560
International Bancshares Corp.	950	35,245

Common Stocks	Shares	Value
Banks (continued)
Investors Bancorp, Inc.	5,118	$73,443
Lakeland Bancorp, Inc.	630	11,687
Lakeland Financial Corp.	426	18,923
LCNB Corp.	146	3,285
LegacyTexas Financial Group, Inc.	800	33,056
Live Oak Bancshares, Inc.	506	10,348
Macatawa Bank Corp.	372	3,802
MainSource Financial Group, Inc.	370	12,158
MB Financial, Inc.	1,292	57,533
MBT Financial Corp.	283	3,056
Mercantile Bank Corp.	258	8,333
Merchants Bancshares, Inc.	111	5,661
Middleburg Financial Corp.	77	2,644
Midland States Bancorp, Inc.	58	1,964
MidWestOne Financial Group, Inc.	170	6,003
MutualFirst Financial, Inc.	99	3,094
National Bank Holdings Corp., Class A	396	12,870
National Bankshares, Inc.	95	4,137
National Commerce Corp. (a)	161	6,038
NBT Bancorp, Inc.	738	30,066
Nicolet Bankshares, Inc. (a)	111	5,380
Northrim BanCorp, Inc.	108	3,051
OFG Bancorp	686	9,090
Old Line Bancshares, Inc.	140	3,753
Old National Bancorp	2,310	41,002
Old Second Bancorp, Inc.	550	5,940
Opus Bank	326	6,634
Orrstown Financial Services, Inc.	126	2,766
Pacific Continental Corp.	317	7,862
Pacific Mercantile Bancorp (a)	227	1,623
Pacific Premier Bancorp, Inc. (a)	508	19,990
PacWest Bancorp	2,057	113,958
Park National Corp.	234	25,925
Park Sterling Corp.	872	10,202
Peapack Gladstone Financial Corp.	271	8,186
Penns Woods Bancorp, Inc.	67	3,095
People’s Utah Bancorp	248	6,262
Peoples Bancorp, Inc.	266	8,259
Peoples Financial Services Corp.	135	5,805
Pinnacle Financial Partners, Inc.	742	49,603
Popular, Inc.	1,784	79,263
Preferred Bank	216	11,969
Premier Financial Bancorp, Inc.	145	2,656
PrivateBancorp, Inc.	1,345	73,518
Prosperity Bancshares, Inc.	1,152	83,670
QCR Holdings, Inc.	209	8,768
Renasant Corp.	750	29,850
Republic Bancorp, Inc., Class A	157	5,440
Republic First Bancorp, Inc. (a)	784	5,919
S&T Bancorp, Inc.	602	22,647
Sandy Spring Bancorp, Inc.	421	17,248
Seacoast Banking Corp. of Florida (a)	467	10,171
ServisFirst Bancshares, Inc.	789	31,592
Shore Bancshares, Inc.	212	3,411
Sierra Bancorp	226	6,048
Signature Bank (a)	914	143,973
Simmons First National Corp., Class A	513	30,857
South State Corp.	452	40,409
Southern First Bancshares, Inc. (a)	94	3,328
Southern National Bancorp of Virginia, Inc.	179	2,869
Southside Bancshares, Inc.	449	15,338
Southwest Bancorp, Inc.	303	8,393
State Bank Financial Corp.	560	14,806
Sterling Bancorp	2,186	52,136
Stock Yards Bancorp, Inc.	373	16,710
Stonegate Bank	221	10,058
Suffolk Bancorp	196	8,118

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Summit Financial Group, Inc.	128	$3,347
Sun Bancorp, Inc.	145	3,625
SVB Financial Group (a)	893	153,801
Synovus Financial Corp.	2,163	90,154
TCF Financial Corp.	2,743	47,591
Texas Capital Bancshares, Inc. (a)	862	71,115
Tompkins Financial Corp.	258	23,362
TowneBank	966	31,105
Trico Bancshares	320	11,798
Tristate Capital Holdings, Inc. (a)	329	7,304
Triumph Bancorp, Inc. (a)	252	6,817
Trustmark Corp.	1,169	39,302
UMB Financial Corp.	766	59,089
Umpqua Holdings Corp.	3,777	69,157
Union Bankshares Corp.	761	27,974
Union Bankshares, Inc. (b)	61	2,532
United Bankshares, Inc.	1,200	53,760
United Community Banks, Inc.	1,223	34,403
Univest Corp. of Pennsylvania	396	11,147
Valley National Bancorp	4,277	51,794
Veritex Holdings, Inc. (a)	220	5,975
Washington Trust Bancorp, Inc.	241	13,135
WashingtonFirst Bankshares, Inc.	124	3,453
Webster Financial Corp.	1,575	82,719
WesBanco, Inc.	704	29,216
West BanCorp., Inc.	253	5,768
Westamerica BanCorp	466	26,446
Western Alliance Bancorp (a)	1,615	79,749
Wintrust Financial Corp.	878	62,865
Xenith Bankshares, Inc. (a)	139	3,620
Yadkin Financial Corp.	905	28,960
Zions Bancorporation	3,480	146,821

		5,392,511
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	156	23,977
Coca-Cola Bottling Co. Consolidated	78	13,170
Craft Brew Alliance, Inc. (a)	194	2,949
MGP Ingredients, Inc.	201	8,521
National Beverage Corp.	201	10,088
Primo Water Corp. (a)	383	4,948

		63,653
Biotechnology — 3.2%
ACADIA Pharmaceuticals, Inc. (a)	1,661	57,454
Acceleron Pharma, Inc. (a)	464	11,266
Achillion Pharmaceuticals, Inc. (a)	2,147	8,953
Acorda Therapeutics, Inc. (a)	730	14,965
Adamas Pharmaceuticals, Inc. (a)	291	4,618
Aduro Biotech, Inc. (a)	556	6,589
Advaxis, Inc. (a)	609	5,457
Adverum Biotechnologies, Inc. (a)	597	1,731
Aevi Genomic Medicine, Inc. (a)	486	2,313
Agenus, Inc. (a)	1,059	4,236
Agios Pharmaceuticals, Inc. (a)	553	23,796
Aimmune Therapeutics, Inc. (a)	480	8,774
Akebia Therapeutics, Inc. (a)	582	5,837
Alder Biopharmaceuticals, Inc. (a)	764	15,700
Alkermes PLC (a)	2,594	140,361
Alnylam Pharmaceuticals, Inc. (a)	1,296	51,827
AMAG Pharmaceuticals, Inc. (a)	571	13,761
Amicus Therapeutics, Inc. (a)	2,406	13,233
Anavex Life Sciences Corp. (a)(b)	651	2,930
Anthera Pharmaceuticals, Inc. (a)	419	227
Applied Genetic Technologies Corp. (a)	277	2,008
Aptevo Therapeutics, Inc. (a)	858	1,707
AquaBounty Technologies, Inc. (a)	13	179

Common Stocks	Shares	Value
Biotechnology (continued)
Ardelyx, Inc. (a)	451	$5,412
Arena Pharmaceuticals, Inc. (a)	3,876	5,969
Argos Therapeutics, Inc. (a)	349	1,588
Ariad Pharmaceuticals, Inc. (a)	3,162	75,319
Array BioPharma, Inc. (a)	2,896	31,480
Arrowhead Pharmaceuticals, Inc. (a)	997	1,934
Asterias Biotherapeutics, Inc. (a)	387	1,645
Atara Biotherapeutics, Inc. (a)	441	5,931
Athersys, Inc. (a)	519	566
Audentes Therapeutics, Inc. (a)	102	1,665
Avexis, Inc. (a)	108	6,024
Axovant Sciences Ltd. (a)	393	4,814
Bellicum Pharmaceuticals, Inc. (a)	304	4,068
BioCryst Pharmaceuticals, Inc. (a)	1,120	7,056
Biospecifics Technologies Corp. (a)	100	5,129
BioTime, Inc. (a)	1,256	3,931
Bluebird Bio, Inc. (a)	716	53,342
Blueprint Medicines Corp. (a)	427	14,552
Cara Therapeutics, Inc. (a)	404	6,189
Celldex Therapeutics, Inc. (a)	1,599	5,213
Cellular Biomedicine Group, Inc. (a)	207	2,567
ChemoCentryx, Inc. (a)	243	1,767
Chimerix, Inc. (a)	1,140	6,202
Cidara Therapeutics, Inc. (a)	173	1,713
Clovis Oncology, Inc. (a)	633	41,018
Coherus Biosciences, Inc. (a)	485	13,531
Concert Pharmaceuticals, Inc. (a)	325	2,876
Curis, Inc. (a)	1,794	5,149
Cytokinetics, Inc. (a)	492	5,141
CytomX Therapeutics, Inc. (a)	382	4,439
Dynavax Technologies Corp. (a)	509	2,087
Eagle Pharmaceuticals, Inc. (a)	149	10,312
Edge Therapeutics, Inc. (a)	292	2,812
Editas Medicine, Inc. (a)(b)	149	2,596
Emergent Biosolutions, Inc. (a)	542	16,406
Enanta Pharmaceuticals, Inc. (a)	286	9,474
Epizyme, Inc. (a)	685	7,193
Esperion Therapeutics, Inc. (a)	284	3,442
Exact Sciences Corp. (a)	1,828	34,641
Exelixis, Inc. (a)	3,928	71,175
FibroGen, Inc. (a)	858	19,434
Five Prime Therapeutics, Inc. (a)	482	22,080
Flexion Therapeutics, Inc. (a)	478	9,273
Fortress Biotech, Inc. (a)	699	1,713
Foundation Medicine, Inc. (a)	230	4,497
Genomic Health, Inc. (a)	348	9,563
Geron Corp. (a)	2,223	4,624
Global Blood Therapeutics, Inc. (a)	297	4,797
GlycoMimetics, Inc. (a)	274	1,559
Halozyme Therapeutics, Inc. (a)	1,784	20,605
Heron Therapeutics, Inc. (a)	731	9,503
Idera Pharmaceuticals, Inc. (a)	1,739	2,435
Ignyta, Inc. (a)	468	2,293
Immune Design Corp. (a)	227	1,283
ImmunoGen, Inc. (a)	1,104	2,583
Immunomedics, Inc. (a)	1,512	6,804
Infinity Pharmaceuticals, Inc. (a)	1,559	3,227
Innoviva, Inc. (a)	1,326	14,056
Inotek Pharmaceuticals Corp. (a)	120	192
Inovio Pharmaceuticals, Inc. (a)	969	6,395
Insmed, Inc. (a)	1,089	16,085
Insys Therapeutics, Inc. (a)(b)	386	3,953
Intellia Therapeutics, Inc. (a)	151	1,951
Intercept Pharmaceuticals, Inc. (a)	307	33,693
Intrexon Corp. (a)	921	19,488
Invitae Corp., cost $28,390,380) (Acquired 10/08/14, cost (a)	399	3,340

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	51

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc. (a)	2,087	$92,871
Ironwood Pharmaceuticals, Inc. (a)	2,228	32,039
Juno Therapeutics, Inc. (a)	1,036	22,108
Karyopharm Therapeutics, Inc. (a)	378	3,912
Keryx Biopharmaceuticals, Inc. (a)	1,146	5,719
Kite Pharma, Inc. (a)(b)	679	34,609
La Jolla Pharmaceutical Co. (a)	238	4,629
Lexicon Pharmaceuticals, Inc. (a)	756	10,833
Ligand Pharmaceuticals, Inc. (a)	325	34,453
Lion Biotechnologies, Inc. (a)	919	6,663
Loxo Oncology, Inc. (a)	285	11,181
MacroGenics, Inc. (a)	575	10,620
MannKind Corp. (a)	4,524	3,185
MediciNova, Inc. (a)	452	2,513
Merrimack Pharmaceuticals, Inc. (a)	1,787	5,558
MiMedx Group, Inc. (a)	1,688	13,639
Minerva Neurosciences, Inc. (a)	292	3,095
Mirati Therapeutics, Inc. (a)	323	1,647
Momenta Pharmaceuticals, Inc. (a)	1,070	20,223
Myovant Sciences, Ltd. (a)	157	1,749
Myriad Genetics, Inc. (a)	1,209	19,562
NantKwest, Inc. (a)	249	1,335
Natera, Inc. (a)	444	3,978
Neurocrine Biosciences, Inc. (a)	1,494	64,108
NewLink Genetics Corp. (a)	343	4,174
Novavax, Inc. (a)	3,817	5,000
OncoMed Pharmaceuticals, Inc. (a)	349	2,883
Ophthotech Corp. (a)	446	2,123
OPKO Health, Inc. (a)	5,557	48,290
Organovo Holdings, Inc. (a)	1,510	5,572
Osiris Therapeutics, Inc. (a)	295	1,658
Otonomy, Inc. (a)	347	5,084
OvaScience, Inc. (a)	285	450
PDL BioPharma, Inc.	3,504	7,709
Pfenex, Inc. (a)	315	2,514
PharmAthene, Inc. (a)	916	2,840
Portola Pharmaceuticals, Inc. (a)	807	21,991
Progenics Pharmaceuticals, Inc. (a)	1,097	9,785
Protagonist Therapeutics, Inc. (a)	83	1,497
Proteostasis Therapeutics, Inc. (a)	84	1,239
Prothena Corp. PLC (a)	653	31,971
PTC Therapeutics, Inc. (a)	617	8,083
Puma Biotechnology, Inc. (a)	464	15,034
Ra Pharmaceuticals, Inc. (a)	111	1,769
Radius Health, Inc. (a)	556	24,197
REGENXBIO, Inc. (a)	304	5,624
Regulus Therapeutics, Inc. (a)	261	313
Repligen Corp. (a)	558	16,762
Retrophin, Inc. (a)	613	12,027
Rigel Pharmaceuticals, Inc. (a)	1,631	3,392
Sage Therapeutics, Inc. (a)	528	25,333
Sangamo Therapeutics, Inc. (a)	1,111	3,889
Sarepta Therapeutics, Inc. (a)	872	27,084
Seattle Genetics, Inc. (a)	1,666	100,360
Selecta Biosciences, Inc. (a)	73	1,022
Seres Therapeutics, Inc. (a)	232	2,294
Sorrento Therapeutics, Inc. (a)	262	1,415
Spark Therapeutics, Inc. (a)	315	19,864
Spectrum Pharmaceuticals, Inc. (a)	1,300	6,058
Stemline Therapeutics, Inc. (a)	387	3,947
Synergy Pharmaceuticals, Inc. (a)	2,962	20,941
Synthetic Biologics, Inc. (a)	521	442
Syros Pharmaceuticals, Inc. (a)	132	1,432
T2 Biosystems, Inc. (a)	101	545
TESARO, Inc. (a)	497	80,931
Tetraphase Pharmaceuticals, Inc. (a)	462	1,769
TG Therapeutics, Inc. (a)	642	3,082

Common Stocks	Shares	Value
Biotechnology (continued)
Trevena, Inc. (a)	1,128	$7,873
Trovagene, Inc. (a)	194	388
Ultragenyx Pharmaceutical, Inc. (a)	619	46,431
United Therapeutics Corp. (a)	764	125,013
Vanda Pharmaceuticals, Inc. (a)	659	9,325
Versartis, Inc. (a)	557	7,965
Vital Therapies, Inc. (a)	481	2,381
Voyager Therapeutics, Inc. (a)	211	2,515
XBiotech, Inc. (a)(b)	339	3,865
Xencor, Inc. (a)	602	14,346
Zafgen, Inc. (a)	217	914
ZIOPHARM Oncology, Inc. (a)(b)	2,150	12,728

		2,296,078
Building Products — 1.5%
AAON, Inc.	666	22,611
Advanced Drainage Systems, Inc.	585	14,099
Allegion PLC	1,660	109,012
Ameresco, Inc., Class A (a)	314	1,633
American Woodmark Corp. (a)	245	17,444
AO Smith Corp.	2,509	122,314
Apogee Enterprises, Inc.	530	30,252
Armstrong Flooring, Inc. (a)	412	8,664
Armstrong World Industries, Inc. (a)	804	32,120
Builders FirstSource, Inc. (a)	1,357	14,601
Caesarstone Ltd. (a)	395	11,988
Continental Building Products, Inc. (a)	573	13,322
CSW Industrials, Inc. (a)	228	8,333
Fortune Brands Home & Security, Inc.	2,634	145,212
Gibraltar Industries, Inc. (a)	577	25,330
Griffon Corp.	493	12,547
Insteel Industries, Inc.	295	10,927
Lennox International, Inc.	684	107,258
Masonite International Corp. (a)	520	34,632
NCI Building Systems, Inc. (a)	491	7,856
Owens Corning	1,980	109,395
Patrick Industries, Inc. (a)	266	21,746
PGT Innovations, Inc. (a)	816	9,384
Ply Gem Holdings, Inc. (a)	365	5,895
Quanex Building Products Corp.	561	11,080
Simpson Manufacturing Co., Inc.	709	30,856
Trex Co., Inc. (a)	510	34,542
Universal Forest Products, Inc.	348	35,395
USG Corp. (a)	1,516	46,375

		1,054,823
Capital Markets — 1.8%
Artisan Partners Asset Management, Inc., Class A	698	20,207
Associated Capital Group, Inc., Class A	106	3,731
B. Riley Financial, Inc.	120	2,262
BGC Partners, Inc., Class A	3,840	42,509
Calamos Asset Management, Inc., Class A	339	2,854
Cohen & Steers, Inc.	373	13,014
Cowen Group, Inc., Class A (a)	475	7,125
Diamond Hill Investment Group, Inc.	56	11,323
Donnelley Financial Solutions, Inc. (a)	451	10,860
E*Trade Financial Corp. (a)	4,837	181,146
Eaton Vance Corp.	1,933	81,051
Evercore Partners, Inc., Class A	681	52,744
FBR & Co.	154	2,202
Federated Investors, Inc., Class B	809	21,042
Financial Engines, Inc.	942	36,314
Gain Capital Holdings, Inc.	728	5,467
GAMCO Investors, Inc., Class A	110	3,212
Greenhill & Co., Inc.	481	14,214
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	777	14,204
Hennessy Advisors, Inc.	79	2,197

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
HFF, Inc., Class A	649	$19,262
Houlihan Lokey, Inc.	234	7,277
INTL. FCStone, Inc. (a)	271	9,995
Investment Technology Group, Inc.	288	5,795
Janus Capital Group, Inc.	2,564	32,050
KCG Holdings, Inc., Class A (a)	920	12,852
Ladenburg Thalmann Financial Services, Inc. (a)	1,649	3,793
Lazard Ltd., Class A	2,225	94,518
Legg Mason, Inc.	1,738	55,077
LPL Financial Holdings, Inc.	1,504	59,107
Manning & Napier, Inc.	336	2,335
Marcus & Millichap, Inc. (a)	286	7,370
Moelis & Co., Class A	432	14,731
OM Asset Management PLC	741	10,448
Oppenheimer Holdings, Inc., Class A	167	2,856
Piper Jaffray Cos. (a)	268	18,894
PJT Partners, Inc., Class A	306	9,716
Pzena Investment Management, Inc., Class A	361	3,606
Raymond James Financial, Inc.	2,192	164,247
Safeguard Scientifics, Inc. (a)	347	4,181
SEI Investments Co.	2,228	108,080
Silvercrest Asset Management Group, Inc., Class A	132	1,835
Stifel Financial Corp. (a)	1,115	56,118
Virtu Financial, Inc., Class A	459	8,055
Virtus Investment Partners, Inc.	88	9,592
Waddell & Reed Financial, Inc., Class A	1,435	25,902
Walter Investment Management Corp. (a)	209	794
Westwood Holdings Group, Inc.	148	8,276
Wins Finance Holdings, Inc. (a)	28	6,781
WisdomTree Investments, Inc.	1,886	19,426

		1,310,647
Chemicals — 2.7%
A. Schulman, Inc.	459	15,835
AgroFresh Solutions, Inc. (a)	256	673
Albemarle Corp.	1,930	178,795
American Vanguard Corp.	507	8,720
Ashland Global Holdings, Inc.	1,070	127,362
Axalta Coating Systems Ltd. (a)	2,837	82,273
Balchem Corp.	536	45,689
Cabot Corp.	1,063	58,858
Calgon Carbon Corp.	817	12,949
Chase Corp.	110	9,680
Chemours Co.	3,138	82,906
Chemtura Corp. (a)	1,104	36,542
Codexis, Inc. (a)	588	2,793
Ferro Corp. (a)	1,455	20,574
Flotek Industries, Inc. (a)	1,015	10,729
FutureFuel Corp.	472	6,131
GCP Applied Technologies, Inc. (a)	1,263	34,038
Hawkins, Inc.	160	8,584
HB Fuller Co.	858	42,359
Huntsman Corp.	3,432	69,978
Ingevity Corp. (a)	728	40,469
Innophos Holdings, Inc.	343	16,683
Innospec, Inc.	410	29,253
KMG Chemicals, Inc.	141	5,197
Koppers Holdings, Inc. (a)	333	13,470
Kraton Corp. (a)	496	13,323
Kronos Worldwide, Inc.	310	4,098
Landec Corp. (a)	488	6,149
LSB Industries, Inc. (a)	395	3,361
Minerals Technologies, Inc.	591	47,369
NewMarket Corp.	127	54,759
Olin Corp.	2,831	74,200
OMNOVA Solutions, Inc. (a)	686	6,243
Platform Specialty Products Corp. (a)	3,436	41,713

Common Stocks	Shares	Value
Chemicals (continued)
PolyOne Corp.	1,442	$49,187
Quaker Chemical Corp.	222	28,527
Rayonier Advanced Materials, Inc.	738	10,015
RPM International, Inc.	2,246	117,376
Scotts Miracle-Gro Co., Class A	776	71,369
Sensient Technologies Corp.	769	59,021
Stepan Co.	344	26,870
TerraVia Holdings, Inc. (a)	2,111	2,048
Trecora Resources (a)	399	4,948
Tredegar Corp.	423	9,412
Trinseo SA	473	30,627
Tronox Ltd., Class A	1,092	13,672
Valhi, Inc.	605	1,882
Valspar Corp.	1,351	149,515
Valvoline, Inc.	613	14,191
Westlake Chemical Corp.	656	40,613
WR Grace & Co.	1,220	84,595

		1,925,623
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	951	38,411
ACCO Brands Corp. (a)	1,841	23,473
Advanced Disposal Services, Inc. (a)	424	9,417
Aqua Metals, Inc. (a)	180	2,009
ARC Document Solutions, Inc. (a)	659	3,104
Brink’s Co.	801	35,645
Casella Waste Systems, Inc., Class A (a)	674	7,791
Ceco Environmental Corp.	445	5,838
Clean Harbors, Inc. (a)	917	50,894
Copart, Inc. (a)	1,676	95,096
Covanta Holding Corp.	2,035	32,764
Deluxe Corp.	846	61,631
Encore Capital Group, Inc. (a)	223	6,902
Ennis, Inc.	438	7,402
Essendant, Inc.	598	12,492
G&K Services, Inc., Class A	332	31,892
Healthcare Services Group, Inc.	1,196	47,541
Heritage-Crystal Clean, Inc. (a)	194	2,900
Herman Miller, Inc.	1,029	32,105
HNI Corp.	774	39,017
InnerWorkings, Inc. (a)	585	5,622
Interface, Inc.	1,127	20,511
Iron Mountain, Inc.	4,521	161,852
KAR Auction Services, Inc.	2,384	108,591
Kimball International, Inc., Class B	601	10,055
Knoll, Inc.	833	21,750
LSC Communications, Inc.	452	11,851
McGrath RentCorp	375	14,355
Mobile Mini, Inc.	766	24,933
MSA Safety, Inc.	532	37,958
Multi-Color Corp.	228	17,602
Pitney Bowes, Inc.	3,241	51,597
Quad/Graphics, Inc.	478	12,519
Rollins, Inc.	1,619	57,086
RR Donnelley & Sons Co.	1,175	20,151
Steelcase, Inc., Class A	1,488	24,998
Sykes Enterprises, Inc. (a)	637	17,791
Team, Inc. (a)	517	17,371
Tetra Tech, Inc.	974	42,564
TRC Cos., Inc. (a)	311	2,892
U.S. Ecology, Inc.	386	19,783
UniFirst Corp.	257	32,870
Viad Corp.	330	14,471
VSE Corp.	141	5,257
West Corp.	790	19,173

		1,319,927

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	53

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Communications Equipment — 1.3%
ADTRAN, Inc.	866	$18,965
Aerohive Networks, Inc. (a)	464	2,659
Applied Optoelectronics, Inc. (a)	293	9,013
Arista Networks, Inc. (a)	671	63,074
ARRIS International PLC (a)	3,250	92,885
Bel Fuse, Inc., Class B	122	3,880
Black Box Corp.	212	2,830
Brocade Communications Systems, Inc.	6,905	86,105
CalAmp Corp. (a)	628	9,433
Calix, Inc. (a)	575	4,140
Ciena Corp. (a)	2,361	57,467
Clearfield, Inc. (a)	168	2,890
CommScope Holding Co., Inc. (a)	2,212	83,658
Comtech Telecommunications Corp.	441	4,732
Digi International, Inc. (a)	432	5,638
EchoStar Corp., Class A (a)	790	40,235
Emcore Corp.	178	1,602
Extreme Networks, Inc. (a)	1,760	9,733
Finisar Corp. (a)	1,864	55,118
Harmonic, Inc. (a)	1,418	7,515
Infinera Corp. (a)	2,443	22,011
InterDigital, Inc.	604	56,414
Ixia (a)	1,125	21,881
KVH Industries, Inc. (a)	273	2,839
Loral Space & Communications, Inc. (a)	219	8,924
Lumentum Holdings, Inc. (a)	864	32,789
NETGEAR, Inc. (a)	555	31,580
Numerex Corp., Class A (a)	184	1,082
Oclaro, Inc. (a)	1,969	19,316
Plantronics, Inc.	573	32,420
Quantenna Communications, Inc. (a)	108	2,031
ShoreTel, Inc. (a)	1,204	8,368
Silicom, Ltd.	82	3,002
Sonus Networks, Inc. (a)	690	4,402
Ubiquiti Networks, Inc. (a)	468	29,203
ViaSat, Inc. (a)	876	56,861
Viavi Solutions, Inc. (a)	4,036	36,122

		930,817
Construction & Engineering — 1.0%
AECOM (a)	2,632	97,200
Aegion Corp. (a)	563	13,095
Argan, Inc.	238	17,552
Chicago Bridge & Iron Co. NV	1,808	60,044
Comfort Systems USA, Inc.	646	21,867
Dycom Industries, Inc. (a)	525	42,346
EMCOR Group, Inc.	1,040	72,478
Granite Construction, Inc.	678	38,056
Great Lakes Dredge & Dock Corp. (a)	921	4,789
HC2 Holdings, Inc. (a)	600	3,990
IES Holdings, Inc. (a)	357	6,961
Jacobs Engineering Group, Inc. (a)	2,063	120,789
KBR, Inc.	2,486	42,287
Layne Christensen Co. (a)	293	3,056
MasTec, Inc. (a)	1,129	42,055
MYR Group, Inc. (a)	248	9,541
NV5 Global Inc. (a)	98	3,994
Orion Group Holdings, Inc. (a)	365	3,833
Primoris Services Corp.	644	15,984
Quanta Services, Inc. (a)	2,481	89,043
Tutor Perini Corp. (a)	667	19,877

		728,837
Construction Materials — 0.3%
Eagle Materials, Inc.	804	84,082
Forterra, Inc. (a)	288	5,541
Headwaters, Inc. (a)	1,254	29,055

Common Stocks	Shares	Value
Construction Materials (continued)
Summit Materials, Inc., Class A (a)	1,841	$46,209
United States Lime & Minerals, Inc.	18	1,368
US Concrete, Inc. (a)	257	16,834

		183,089
Consumer Discretionary — 0.1%
Acushnet Holdings Corp. (a)	338	6,270
American Outdoor Brands Corp. (a)	961	20,469
At Home Group, Inc. (a)	88	1,341
Camping World Holdings, Inc., Class A	183	5,761
SP Plus Corp. (a)	252	6,981

		40,822
Consumer Finance — 0.5%
Credit Acceptance Corp. (a)(b)	146	29,971
Enova International, Inc. (a)	410	5,781
Ezcorp, Inc., Class A (a)	913	9,039
Green Dot Corp., Class A (a)	705	18,894
Navient Corp.	5,238	78,779
Nelnet, Inc., Class A	373	18,288
OneMain Holdings, Inc. (a)	949	21,239
PRA Group, Inc. (a)	831	33,074
Regional Management Corp. (a)	188	4,702
Santander Consumer USA Holdings, Inc. (a)	1,924	25,435
SLM Corp. (a)	7,386	87,746
World Acceptance Corp. (a)	92	4,514

		337,462
Containers & Packaging — 1.5%
Aptargroup, Inc.	1,069	78,005
Avery Dennison Corp.	1,535	112,086
Bemis Co., Inc.	1,628	79,316
Berry Plastics Group, Inc. (a)	2,175	110,990
Crown Holdings, Inc. (a)	2,321	125,729
Graphic Packaging Holding Co.	5,495	68,742
Greif, Inc., Class A	447	25,738
Greif, Inc., Class B	89	6,337
Multi Packaging Solutions International Ltd. (a)	356	6,344
Myers Industries, Inc.	322	4,444
Owens-Illinois, Inc. (a)	2,800	52,920
Packaging Corp. of America	1,610	148,410
Sealed Air Corp.	3,394	164,609
Silgan Holdings, Inc.	643	37,622
Sonoco Products Co.	1,711	94,019
UFP Technologies, Inc. (a)	109	2,719

		1,118,030
Distributors — 0.1%
Core-Mark Holding Co., Inc.	790	27,595
Pool Corp.	698	73,681
Weyco Group, Inc.	103	2,902

		104,178
Diversified Consumer Services — 1.0%
2U, Inc. (a)	639	21,752
American Public Education, Inc. (a)	289	7,023
Apollo Education Group, Inc. (a)	1,396	13,946
Ascent Capital Group, Inc., Class A (a)	270	4,182
Bridgepoint Education, Inc. (a)	291	3,096
Bright Horizons Family Solutions, Inc. (a)	762	53,995
Capella Education Co.	181	15,476
Career Education Corp. (a)	1,107	10,815
Carriage Services, Inc.	256	6,643
Collectors Universe, Inc.	114	2,356
DeVry Education Group, Inc.	1,108	37,118
Graham Holdings Co., Class B	75	38,966
Grand Canyon Education, Inc. (a)	766	45,179
H&R Block, Inc.	3,615	77,578

See Notes to Financial Statements.

54	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Hillenbrand, Inc.	1,008	$36,842
Houghton Mifflin Harcourt Co. (a)	2,144	24,227
K12, Inc. (a)	580	11,559
Liberty Tax, Inc.	144	1,930
LifeLock, Inc. (a)	1,464	35,078
Matthews International Corp., Class A	548	36,963
Regis Corp. (a)	657	9,146
Service Corp. International	3,216	93,682
ServiceMaster Global Holdings, Inc. (a)	2,342	86,607
Sotheby’s (a)	855	33,952
Strayer Education, Inc. (a)	171	13,851
Weight Watchers International, Inc. (a)(b)	434	5,403

		727,365
Diversified Financial Services — 0.8%
CBOE Holdings, Inc.	1,415	112,662
FactSet Research Systems, Inc.	692	119,751
FNFV Group (a)	1,216	15,808
MarketAxess Holdings, Inc.	636	119,091
Marlin Business Services Corp.	144	3,305
Morningstar, Inc.	319	24,292
MSCI, Inc.	1,574	130,248
NewStar Financial, Inc. (a)	287	2,549
On Deck Capital, Inc. (a)	712	3,581
PHH Corp. (a)	885	12,903
PICO Holdings, Inc. (a)	400	5,700
Tiptree, Inc., Class A	771	5,050

		554,940
Diversified Telecommunication Services — 0.5%
8x8, Inc. (a)	1,529	24,235
ATN International, Inc.	168	13,489
Cincinnati Bell, Inc. (a)	766	17,580
Cogent Communications Holdings, Inc.	708	29,594
Consolidated Communications Holdings, Inc.	870	22,890
Fairpoint Communications, Inc. (a)	336	6,216
Frontier Communications Corp.	20,203	70,508
General Communication, Inc., Class A (a)	416	8,370
Globalstar, Inc. (a)(b)	6,987	11,039
Hawaiian Telcom Holdco, Inc. (a)	118	2,930
IDT Corp., Class B	279	5,357
Inteliquent, Inc.	535	12,251
Intelsat SA (a)	436	1,574
Iridium Communications, Inc. (a)	1,357	13,706
Lumos Networks Corp. (a)	326	5,043
ORBCOMM, Inc. (a)	1,099	8,979
pdvWireless, Inc. (a)	163	3,472
Straight Path Communications, Inc., Class B (a)	152	5,326
Vonage Holdings Corp. (a)	3,332	23,624
Windstream Holdings, Inc. (b)	1,596	12,896
Zayo Group Holdings, Inc. (a)	2,814	89,935

		389,014
Electric Utilities — 1.2%
ALLETE, Inc.	864	56,463
El Paso Electric Co.	694	31,855
Great Plains Energy, Inc.	3,710	102,211
Hawaiian Electric Industries, Inc.	1,838	61,536
IDACORP, Inc.	867	69,377
MGE Energy, Inc.	588	37,426
OGE Energy Corp.	3,441	115,411
Otter Tail Corp.	654	24,754
Pinnacle West Capital Corp.	1,905	147,885
PNM Resources, Inc.	1,361	46,818
Portland General Electric Co.	1,542	67,247
Spark Energy, Inc., Class A	108	2,792
Unitil Corp.	221	10,115
Westar Energy, Inc.	2,431	132,951

		906,841

Common Stocks	Shares	Value
Electrical Equipment — 0.7%
Allied Motion Technologies, Inc.	123	$2,711
American Superconductor Corp. (a)	219	1,531
Atkore International Group, Inc. (a)	206	5,504
AZZ, Inc.	470	27,989
Babcock & Wilcox Enterprises, Inc. (a)	755	12,563
Brady Corp., Class A	792	28,789
Encore Wire Corp.	327	13,816
Energous Corp. (a)(b)	272	3,933
EnerSys	743	57,917
Franklin Electric Co., Inc.	796	32,119
FuelCell Energy, Inc. (a)	171	257
Generac Holdings, Inc. (a)	1,125	45,292
General Cable Corp.	786	15,956
Hubbell, Inc.	944	115,244
II-VI, Inc. (a)	1,018	37,157
LSI Industries, Inc.	336	3,199
Plug Power, Inc. (a)(b)	2,769	2,935
Powell Industries, Inc.	131	5,041
Power Solutions International, Inc. (a)	126	932
Preformed Line Products Co.	33	1,802
Regal-Beloit Corp.	764	55,466
Sunrun, Inc. (a)	990	5,237
Thermon Group Holdings, Inc. (a)	542	11,252
TPI Composites, Inc. (a)	62	1,203
Vicor Corp. (a)	227	3,473

		491,318
Electronic Equipment, Instruments & Components — 2.8%
Agilysys, Inc. (a)	267	2,598
Anixter International, Inc. (a)	497	42,494
Arrow Electronics, Inc. (a)	1,569	115,353
Avnet, Inc.	2,216	102,911
AVX Corp.	766	12,409
Badger Meter, Inc.	494	19,044
Belden, Inc.	731	55,900
Benchmark Electronics, Inc. (a)	930	28,458
CDW Corp.	2,802	144,331
Cognex Corp.	1,399	94,517
Coherent, Inc. (a)	412	64,985
Control4 Corp. (a)	391	4,215
CTS Corp.	514	11,051
Daktronics, Inc.	691	7,021
Dolby Laboratories, Inc., Class A	872	41,778
Electro Scientific Industries, Inc. (a)	512	3,364
Fabrinet (a)	626	26,373
FARO Technologies, Inc. (a)	282	10,462
Fitbit, Inc., Series A (a)	2,109	12,675
FLIR Systems, Inc.	2,349	82,990
Insight Enterprises, Inc. (a)	680	25,248
InvenSense, Inc. (a)	1,352	17,116
IPG Photonics Corp. (a)	611	70,259
Itron, Inc. (a)	571	35,231
Jabil Circuit, Inc.	3,248	77,887
Keysight Technologies, Inc. (a)	2,962	109,801
Kimball Electronics, Inc. (a)	434	7,421
Knowles Corp. (a)	1,516	27,318
Littelfuse, Inc.	376	59,299
Maxwell Technologies, Inc. (a)	557	2,651
Mercury Systems, Inc. (a)	682	22,997
Mesa Laboratories, Inc.	46	5,480
Methode Electronics, Inc.	667	28,047
MTS Systems Corp.	269	15,629
National Instruments Corp.	1,791	56,273
Novanta, Inc. (a)	520	11,622
OSI Systems, Inc. (a)	305	22,774
Park Electrochemical Corp.	264	4,839
PC Connection, Inc.	173	4,719

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	55

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Plexus Corp. (a)	576	$31,277
Radisys Corp. (a)	655	2,889
Rogers Corp. (a)	312	24,944
Sanmina Corp. (a)	1,259	49,038
ScanSource, Inc. (a)	443	17,521
SYNNEX Corp.	505	60,691
Tech Data Corp. (a)	596	50,994
Trimble, Inc. (a)	4,340	128,551
TTM Technologies, Inc. (a)	1,287	19,086
Universal Display Corp. (a)	711	46,926
Vishay Intertechnology, Inc.	2,341	38,861
Vishay Precision Group, Inc. (a)	176	2,930
Zebra Technologies Corp., Class A (a)	895	74,885

		2,036,133
Energy Equipment & Services — 1.3%
Archrock, Inc.	1,241	18,119
Atwood Oceanics, Inc. (a)	1,340	16,294
Bristow Group, Inc.	592	10,455
CARBO Ceramics, Inc. (a)	429	6,092
Dawson Geophysical Co. (a)	464	3,675
Diamond Offshore Drilling, Inc. (a)	1,154	18,903
Dril-Quip, Inc. (a)	655	40,741
Ensco PLC, Class A	5,181	56,576
Era Group, Inc. (a)	360	5,638
Exterran Corp. (a)	519	16,099
Fairmount Santrol Holdings, Inc. (a)	1,508	18,880
Forum Energy Technologies, Inc. (a)	1,040	22,568
Frank’s International NV	649	7,684
Geospace Technologies Corp. (a)	247	5,765
Helix Energy Solutions Group, Inc. (a)	2,395	20,310
Hornbeck Offshore Services, Inc. (a)	657	4,763
Independence Contract Drilling, Inc. (a)	549	3,481
Mammoth Energy Services, Inc. (a)	97	1,746
Matrix Service Co. (a)	466	10,438
McDermott International, Inc. (a)	4,302	34,846
Nabors Industries Ltd.	4,743	77,074
Natural Gas Services Group, Inc. (a)	203	5,826
Newpark Resources, Inc. (a)	1,424	10,751
Noble Corp. PLC	4,232	28,566
Oceaneering International, Inc.	1,698	47,289
Oil States International, Inc. (a)	883	34,878
Parker Drilling Co. (a)	1,886	4,809
Patterson-UTI Energy, Inc.	2,475	69,399
PHI, Inc. (a)	199	3,154
Pioneer Energy Services Corp. (a)	1,368	8,618
RigNet, Inc. (a)	232	4,582
Rowan Cos. PLC, Class A (a)	2,164	38,779
RPC, Inc.	1,012	21,778
SEACOR Holdings, Inc. (a)	277	20,379
Seadrill Ltd. (a)(b)	6,732	12,589
Smart Sand, Inc. (a)	180	3,132
Superior Energy Services, Inc. (a)	2,573	45,465
Tesco Corp. (a)	748	6,433
TETRA Technologies, Inc. (a)	1,986	9,851
Tidewater, Inc.	564	1,241
Transocean Ltd. (a)	5,980	83,541
Unit Corp. (a)	892	23,192
Weatherford International PLC (a)	16,862	87,851
Willbros Group, Inc. (a)	832	2,521

		974,771
Equity Real Estate Investment Trusts (REITs) — 0.3%
Colony NorthStar, Inc., Class A	9,476	131,906
Gramercy Property Trust	2,467	64,981
MedEquities Realty Trust, Inc.	332	3,619

		200,506

Common Stocks	Shares	Value
Food & Staples Retailing — 0.6%
Andersons, Inc.	469	$17,705
Casey’s General Stores, Inc.	668	76,753
Chefs’ Warehouse, Inc. (a)	303	5,060
Diplomat Pharmacy, Inc. (a)	794	10,910
Ingles Markets, Inc., Class A	228	10,317
Natural Grocers by Vitamin Cottage, Inc. (a)	158	1,997
Performance Food Group Co. (a)	614	13,600
PriceSmart, Inc.	347	29,391
Rite Aid Corp. (a)	17,773	99,884
Smart & Final Stores, Inc. (a)	332	4,764
SpartanNash Co.	640	24,230
Sprouts Farmers Market, Inc. (a)	2,280	42,568
Supervalu, Inc. (a)	4,769	18,694
U.S. Foods Holding Corp. (a)	794	21,597
United Natural Foods, Inc. (a)	875	39,988
Village Super Market, Inc., Class A	88	2,666
Weis Markets, Inc.	167	9,926

		430,050
Food Products — 1.6%
AdvancePierre Foods Holdings, Inc.	376	10,419
Alico, Inc.	65	1,752
Amplify Snack Brands, Inc. (a)(b)	443	4,266
B&G Foods, Inc.	1,151	51,047
Blue Buffalo Pet Products, Inc. (a)	1,070	25,947
Cal-Maine Foods, Inc. (b)	545	22,726
Calavo Growers, Inc.	249	13,770
Darling Ingredients, Inc. (a)	2,904	34,848
Dean Foods Co.	1,581	31,399
Farmer Bros Co. (a)	144	5,011
Flowers Foods, Inc.	3,001	60,350
Fresh Del Monte Produce, Inc.	554	31,716
Freshpet, Inc. (a)	351	3,914
Hain Celestial Group, Inc. (a)	1,762	69,705
Ingredion, Inc.	1,237	158,571
Inventure Foods, Inc. (a)	329	1,971
J&J Snack Foods Corp.	256	32,658
John B Sanfilippo & Son, Inc.	146	9,605
Lancaster Colony Corp.	318	41,674
Limoneira Co.	174	2,958
Omega Protein Corp. (a)	383	9,556
Pilgrim’s Pride Corp.	1,077	20,614
Pinnacle Foods, Inc.	1,996	106,167
Post Holdings, Inc. (a)	1,107	92,634
Sanderson Farms, Inc.	354	32,214
Seneca Foods Corp., Class A (a)	92	3,298
Snyders-Lance, Inc.	1,375	52,772
Tootsie Roll Industries, Inc.	285	10,673
TreeHouse Foods, Inc. (a)	950	72,086
WhiteWave Foods Co. (a)	2,993	164,795

		1,179,116
Gas Utilities — 1.0%
Atmos Energy Corp.	1,736	132,249
Chesapeake Utilities Corp.	276	18,050
Delta Natural Gas Co., Inc.	116	3,053
National Fuel Gas Co.	1,303	73,163
New Jersey Resources Corp.	1,496	56,399
Northwest Natural Gas Co.	470	27,683
ONE Gas, Inc.	898	58,029
South Jersey Industries, Inc.	1,364	45,012
Southwest Gas Corp.	815	65,665
Spire, Inc.	760	49,400
UGI Corp.	2,961	137,302
WGL Holdings, Inc.	866	70,960

		736,965

See Notes to Financial Statements.

56	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 3.2%
Abaxis, Inc.	356	$18,140
ABIOMED, Inc. (a)	687	73,076
Accuray, Inc. (a)	1,208	6,946
Alere, Inc. (a)	1,498	55,426
Align Technology, Inc. (a)	1,242	113,879
Analogic Corp.	203	15,763
AngioDynamics, Inc. (a)	405	6,518
Anika Therapeutics, Inc. (a)	240	12,130
AtriCure, Inc. (a)	525	8,542
Atrion Corp.	22	10,749
Avinger, Inc. (a)	446	1,160
AxoGen, Inc. (a)	372	4,055
Cantel Medical Corp.	610	47,220
Cardiovascular Systems, Inc. (a)	527	13,017
Cerus Corp. (a)	1,868	7,958
ConforMIS, Inc. (a)	592	4,914
CONMED Corp.	488	21,760
Cooper Cos., Inc.	818	151,011
CryoLife, Inc. (a)	537	10,203
Cutera, Inc. (a)	187	3,459
Cynosure, Inc., Class A (a)	419	22,375
DexCom, Inc. (a)	1,419	112,314
Endologix, Inc. (a)	1,433	9,830
Entellus Medical, Inc. (a)	145	2,481
Exactech, Inc. (a)	186	4,585
GenMark Diagnostics, Inc. (a)	791	9,595
Glaukos Corp. (a)	291	11,995
Globus Medical, Inc., Class A (a)	1,268	33,424
Haemonetics Corp. (a)	876	34,917
Halyard Health, Inc. (a)	855	32,892
Hill-Rom Holdings, Inc.	1,121	65,993
Hologic, Inc. (a)	4,816	195,192
ICU Medical, Inc. (a)	252	34,549
IDEXX Laboratories, Inc. (a)	1,530	187,165
Inogen, Inc. (a)	264	16,994
Insulet Corp. (a)	995	41,392
Integra LifeSciences Holdings Corp. (a)	1,030	42,982
Invacare Corp.	513	5,899
InVivo Therapeutics Holdings Corp. (a)	626	2,973
iRhythm Technologies, Inc. (a)	108	3,524
IRIDEX Corp. (a)	90	1,256
K2M Group Holdings, Inc. (a)	453	9,205
LeMaitre Vascular, Inc.	210	4,769
Masimo Corp. (a)	697	51,285
Meridian Bioscience, Inc.	641	8,397
Merit Medical Systems, Inc. (a)	700	17,780
Natus Medical, Inc. (a)	574	22,415
Neogen Corp. (a)	622	41,077
Nevro Corp. (a)	410	35,678
Novocure Ltd. (a)	686	4,356
NuVasive, Inc. (a)	847	59,942
NxStage Medical, Inc. (a)	1,177	31,661
Ocular Therapeutix, Inc. (a)	196	1,286
OraSure Technologies, Inc. (a)	989	8,723
Orthofix International NV (a)	300	10,782
Oxford Immunotec Global PLC (a)	367	4,958
Quidel Corp. (a)	480	9,110
ResMed, Inc.	2,400	162,096
Rockwell Medical, Inc. (a)(b)	691	4,015
RTI Surgical, Inc. (a)	1,125	3,656
Senseonics Holdings, Inc. (a)	343	954
Spectranetics Corp. (a)	758	19,594
STAAR Surgical Co. (a)	576	5,702
SurModics, Inc. (a)	218	5,276
Tactile Systems Technology, Inc. (a)	109	1,680
Tandem Diabetes Care, Inc. (a)	128	301
Teleflex, Inc.	753	126,301

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
TransEnterix, Inc. (a)	752	$1,105
Utah Medical Products, Inc.	49	3,048
Vascular Solutions, Inc. (a)	273	15,274
Veracyte, Inc. (a)	229	1,690
West Pharmaceutical Services, Inc.	1,236	104,603
Wright Medical Group NV (a)	1,765	44,443
Zeltiq Aesthetics, Inc. (a)	637	28,245

		2,307,660
Health Care Providers & Services — 2.0%
AAC Holdings, Inc. (a)	267	2,123
Acadia Healthcare Co., Inc. (a)	1,275	48,922
Addus HomeCare Corp. (a)	105	3,586
Adeptus Health, Inc., Class A (a)	332	2,380
Air Methods Corp. (a)	584	20,849
Almost Family, Inc. (a)	189	8,930
Amedisys, Inc. (a)	483	22,131
American Renal Associates Holdings, Inc. (a)	137	2,633
AMN Healthcare Services, Inc. (a)	819	29,361
BioScrip, Inc. (a)	1,492	2,044
BioTelemetry, Inc. (a)	469	10,810
Brookdale Senior Living, Inc. (a)	3,183	47,649
Capital Senior Living Corp. (a)	425	7,085
Chemed Corp.	274	45,509
Civitas Solutions, Inc. (a)	275	5,032
Community Health Systems, Inc. (a)	1,957	12,525
Corvel Corp. (a)	187	7,171
Cross Country Healthcare, Inc. (a)	500	7,235
Ensign Group, Inc.	776	15,784
Envision Healthcare Corp. (a)	1,999	135,932
Genesis Healthcare, Inc. (a)	519	2,133
HealthEquity, Inc. (a)	771	35,659
HealthSouth Corp.	1,519	58,968
HMS Holdings Corp. (a)	1,516	27,531
Integer Holdings Corp. (a)	510	16,524
Kindred Healthcare, Inc.	1,506	10,015
Landauer, Inc.	173	8,884
LHC Group, Inc. (a)	253	12,683
LifePoint Health, Inc. (a)	643	38,162
Magellan Health, Inc. (a)	403	30,205
MEDNAX, Inc. (a)	1,573	107,515
Molina Healthcare, Inc. (a)	739	41,916
National Healthcare Corp.	188	14,072
National Research Corp.	114	1,989
Nobilis Health Corp. (a)	1,073	2,307
Owens & Minor, Inc.	1,079	38,715
Patterson Cos., Inc.	1,458	60,667
Penumbra, Inc. (a)	460	32,913
PharMerica Corp. (a)	514	12,747
Premier, Inc., Class A (a)	801	25,520
Providence Service Corp. (a)	233	9,005
Quorum Health Corp. (a)	580	5,098
RadNet, Inc. (a)	664	3,851
Select Medical Holdings Corp. (a)	1,851	23,045
Surgery Partners, Inc. (a)	331	6,123
Surgical Care Affiliates, Inc. (a)	464	26,216
Team Health Holdings, Inc. (a)	1,162	50,500
Teladoc, Inc. (a)	357	7,140
Tenet Healthcare Corp. (a)	1,418	24,943
Tivity Health, Inc. (a)	535	13,723
Triple-S Management Corp., Class B (a)	443	8,466
U.S. Physical Therapy, Inc.	200	14,030
Universal American Corp. (a)	745	7,405
VCA, Inc. (a)	1,342	121,585
WellCare Health Plans, Inc. (a)	787	114,540

		1,452,486

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	57

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Health Care Technology — 0.4%
athenahealth, Inc. (a)	675	$85,043
Castlight Health, Inc., Class B (a)	628	1,947
Computer Programs & Systems, Inc.	161	3,639
Cotiviti Holdings, Inc. (a)	243	8,228
Evolent Health, Inc., Class A (a)	243	4,423
HealthStream, Inc. (a)	432	9,919
Inovalon Holdings, Inc., Class A (a)	1,050	12,127
Medidata Solutions, Inc. (a)	944	46,766
NantHealth, Inc. (a)	95	773
Omnicell, Inc. (a)	622	22,330
Quality Systems, Inc. (a)	858	12,878
Tabula Rasa HealthCare, Inc. (a)	93	1,308
Veeva Systems, Inc., Class A (a)	1,654	70,014
Vocera Communications, Inc. (a)	391	8,113

		287,508
Hotels, Restaurants & Leisure — 2.6%
Aramark	4,180	141,451
Belmond Ltd., Class A (a)	1,458	20,193
Biglari Holdings, Inc. (a)	17	7,534
BJ’s Restaurants, Inc. (a)	381	13,545
Bloomin’ Brands, Inc.	1,805	30,884
Bob Evans Farms, Inc.	352	19,863
Bojangles’, Inc. (a)	156	3,089
Boyd Gaming Corp. (a)	1,335	27,127
Brinker International, Inc.	859	38,225
Buffalo Wild Wings, Inc. (a)	311	46,961
Caesars Acquisition Co., Class A (a)	810	12,150
Caesars Entertainment Corp. (a)	848	7,590
Carrols Restaurant Group, Inc. (a)	577	8,280
Century Casinos, Inc. (a)	411	2,898
Cheesecake Factory, Inc.	784	47,244
Choice Hotels International, Inc.	580	32,190
Churchill Downs, Inc.	232	33,257
Chuy’s Holdings, Inc. (a)	293	8,614
ClubCorp Holdings, Inc.	1,047	17,275
Cracker Barrel Old Country Store, Inc.	324	51,211
Dave & Buster’s Entertainment, Inc. (a)	655	35,671
Del Frisco’s Restaurant Group, Inc. (a)	424	7,420
Del Taco Restaurants, Inc. (a)	380	5,183
Denny’s Corp. (a)	1,224	14,896
DineEquity, Inc.	320	21,946
Domino’s Pizza, Inc.	862	150,453
Dunkin’ Brands Group, Inc.	1,585	82,214
El Pollo Loco Holdings, Inc. (a)	369	4,594
Eldorado Resorts, Inc. (a)	459	7,114
Empire Resorts, Inc. (a)	81	1,839
Extended Stay America, Inc.	1,337	21,673
Fiesta Restaurant Group, Inc. (a)	430	11,309
Fogo De Chao, Inc. (a)	126	1,739
Golden Entertainment, Inc.	211	2,325
Habit Restaurants, Inc., Class A (a)	315	4,568
Hyatt Hotels Corp., Class A (a)	582	31,841
ILG, Inc.	2,016	38,203
International Game Technology PLC	1,611	42,547
International Speedway Corp., Class A	382	14,000
Intrawest Resorts Holdings, Inc. (a)	274	5,647
Isle of Capri Casinos, Inc. (a)	453	10,786
J Alexander’s Holdings, Inc. (a)	266	2,660
Jack in the Box, Inc.	563	60,759
Jamba, Inc. (a)	88	801
Kona Grill, Inc. (a)	137	1,254
La Quinta Holdings, Inc. (a)	1,389	19,627
Lindblad Expeditions Holdings, Inc. (a)	281	2,526
Luby’s, Inc. (a)	415	1,523
Marcus Corp.	265	7,857
Marriott Vacations Worldwide Corp.	389	33,641

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc. (a)	126	$2,994
Nathan’s Famous, Inc. (a)	50	3,125
Panera Bread Co., Class A (a)	384	80,279
Papa John’s International, Inc.	473	40,309
Penn National Gaming, Inc. (a)	1,228	16,922
Pinnacle Entertainment, Inc. (a)	903	13,906
Planet Fitness, Inc., Class A	482	10,141
Popeyes Louisiana Kitchen, Inc. (a)	340	21,485
Potbelly Corp. (a)	395	5,135
Red Lion Hotels Corp. (a)	209	1,672
Red Robin Gourmet Burgers, Inc. (a)	212	10,081
Red Rock Resorts, Inc., Class A	548	12,867
Ruby Tuesday, Inc. (a)	1,089	2,134
Ruth’s Hospitality Group, Inc.	534	9,158
Ryman Hospitality Properties, Inc.	754	46,130
Scientific Games Corp., Class A (a)	862	14,654
SeaWorld Entertainment, Inc.	1,172	21,225
Shake Shack, Inc., Class A (a)	283	9,993
Six Flags Entertainment Corp.	1,223	72,866
Sonic Corp.	747	18,600
Speedway Motorsports, Inc.	164	3,524
Texas Roadhouse, Inc.	1,124	52,423
Vail Resorts, Inc.	668	114,589
Wendy’s Co.	3,654	49,439
Wingstop, Inc.	291	8,285
Zoe’s Kitchen, Inc. (a)	355	7,750

		1,865,883
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	149	4,202
Beazer Homes USA, Inc. (a)	594	8,470
CalAtlantic Group, Inc.	1,294	45,122
Cavco Industries, Inc. (a)	137	13,460
Century Communities, Inc. (a)	226	5,141
CSS Industries, Inc.	123	3,028
Ethan Allen Interiors, Inc.	397	11,553
Flexsteel Industries, Inc.	103	5,239
GoPro, Inc., Class A (a)(b)	1,662	17,866
Green Brick Partners, Inc. (a)	347	3,331
Harman International Industries, Inc.	1,216	135,171
Helen of Troy Ltd. (a)	481	44,877
Hooker Furniture Corp.	175	5,810
Hovnanian Enterprises, Inc., Class A (a)	1,763	4,178
Installed Building Products, Inc. (a)	326	13,333
iRobot Corp. (a)	480	29,069
KB Home	1,466	24,013
La-Z-Boy, Inc.	846	24,196
Leggett & Platt, Inc.	2,282	108,897
Lennar Corp., Class A	3,122	139,397
Lennar Corp., Class B	169	6,077
LGI Homes, Inc. (a)	276	8,573
Libbey, Inc.	551	9,428
Lifetime Brands, Inc.	182	2,721
M/I Homes, Inc. (a)	406	10,207
MDC Holdings, Inc.	739	19,983
Meritage Homes Corp. (a)	667	24,512
NACCO Industries, Inc., Class A	62	4,573
New Home Co., Inc. (a)	238	2,485
NVR, Inc. (a)	60	111,480
PulteGroup, Inc.	5,956	128,114
Taylor Morrison Home Corp., Class A (a)	529	10,263
Tempur Sealy International, Inc. (a)	923	39,689
Toll Brothers, Inc. (a)	2,676	83,919
TopBuild Corp. (a)	722	26,793
TRI Pointe Group, Inc. (a)	2,690	33,006
Tupperware Brands Corp.	854	51,547
UCP, Inc., Class A (a)	159	1,805

See Notes to Financial Statements.

58	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Household Durables (continued)
Universal Electronics, Inc. (a)	225	$13,387
WCI Communities, Inc. (a)	402	9,407
William Lyon Homes, Class A (a)	365	6,442
ZAGG, Inc. (a)	434	2,908

		1,253,672
Household Products — 0.3%
Central Garden & Pet Co. (a)	170	5,584
Central Garden and Pet Co., Class A (a)	549	16,898
Energizer Holdings, Inc.	1,052	53,094
HRG Group, Inc. (a)	2,052	34,535
Oil-Dri Corp. of America	78	2,625
Orchids Paper Products Co.	173	4,725
Spectrum Brands Holdings, Inc.	425	56,691
WD-40 Co.	245	25,762

		199,914
Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp. (a)	2,207	5,186
Atlantica Yield PLC	1,045	22,363
Calpine Corp. (a)	6,251	73,762
Dynegy, Inc. (a)	1,910	18,240
Genie Energy Ltd., Class B (a)	286	1,650
NRG Energy, Inc.	5,444	90,044
NRG Yield, Inc., Class A	633	10,286
NRG Yield, Inc., Class C	1,007	17,069
Ormat Technologies, Inc.	670	35,979
Pattern Energy Group, Inc.	1,150	22,701
TerraForm Global, Inc., Class A (a)	1,300	5,720
TerraForm Power, Inc., Class A (a)	1,556	18,470
Vivint Solar, Inc. (a)(b)	597	1,821

		323,291
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	1,606	66,633
Carlisle Cos., Inc.	1,076	117,402
Raven Industries, Inc.	577	14,454
Seaboard Corp. (a)	4	15,400
Standex International Corp.	223	19,446

		233,335
Insurance — 4.3%
Alleghany Corp. (a)	160	97,851
Allied World Assurance Co. Holdings AG	1,569	83,361
Ambac Financial Group, Inc. (a)	64	1,339
American Equity Investment Life Holding Co.	183	4,319
American Financial Group, Inc.	1,273	109,694
American National Insurance Co.	206	24,017
AMERISAFE, Inc.	335	21,122
AmTrust Financial Services, Inc.	1,713	45,206
Arch Capital Group Ltd. (a)	2,048	180,941
Argo Group International Holdings Ltd.	510	32,614
Arthur J Gallagher & Co.	3,033	163,266
Aspen Insurance Holdings Ltd.	1,151	64,916
Assurant, Inc.	1,036	100,627
Assured Guaranty Ltd.	2,425	94,357
Atlas Financial Holdings, Inc. (a)	266	4,522
Axis Capital Holdings Ltd.	1,686	107,921
Baldwin & Lyons, Inc., Class B	339	8,136
Blue Capital Reinsurance Holdings Ltd.	310	5,905
Brown & Brown, Inc.	2,016	84,934
Citizens, Inc. (a)	884	8,186
CNO Financial Group, Inc.	2,585	48,882
Crawford & Co., Class B	130	1,576
Donegal Group, Inc., Class A	476	7,840
eHealth, Inc. (a)	293	3,592
EMC Insurance Group, Inc.	308	8,978
Employers Holdings, Inc.	640	23,328

Common Stocks	Shares	Value
Insurance (continued)
Endurance Specialty Holdings Ltd.	1,056	$97,881
Enstar Group Ltd. (a)	234	45,314
Erie Indemnity Co., Class A	417	46,750
Everest Re Group Ltd.	420	92,371
FBL Financial Group, Inc., Class A	247	17,241
Federated National Holding Co.	382	7,006
Fidelity & Guaranty Life	360	8,622
First American Financial Corp.	1,762	66,216
Genworth Financial, Inc., Class A (a)	6,227	20,923
Global Indemnity, Ltd. (a)	248	9,798
Greenlight Capital Re Ltd., Class A (a)	829	18,735
Hallmark Financial Services, Inc. (a)	565	6,181
Hanover Insurance Group, Inc.	818	68,663
HCI Group, Inc.	88	3,640
Heritage Insurance Holdings, Inc.	530	7,515
Hilltop Holdings, Inc.	1,302	35,649
Horace Mann Educators Corp.	882	36,471
Independence Holding Co.	313	6,229
Infinity Property & Casualty Corp.	257	22,320
Investors Title Co.	45	5,468
James River Group Holdings Ltd.	364	14,433
Kemper Corp.	824	35,597
Kinsale Capital Group, Inc.	168	4,931
Maiden Holdings Ltd.	1,008	17,892
MBIA, Inc. (a)	2,471	25,204
Mercury General Corp.	409	25,869
National General Holdings Corp.	976	23,902
National Western Life Group, Inc., Class A	51	14,951
Navigators Group, Inc.	418	23,471
Old Republic International Corp.	3,995	83,096
OneBeacon Insurance Group Ltd., Class A	669	10,858
Patriot National, Inc. (a)	142	608
Primerica, Inc.	768	57,946
ProAssurance Corp.	868	47,219
Reinsurance Group of America, Inc.	1,057	132,622
RenaissanceRe Holdings Ltd.	212	28,900
RLI Corp.	740	43,971
Safety Insurance Group, Inc.	207	14,842
Selective Insurance Group, Inc.	280	11,676
State Auto Financial Corp.	444	11,215
State National Cos., Inc.	725	9,976
Stewart Information Services Corp.	453	19,787
Third Point Reinsurance Ltd. (a)	1,418	16,236
Torchmark Corp.	2,091	153,772
Trupanion, Inc. (a)(b)	278	4,445
United Fire Group, Inc.	312	14,726
United Insurance Holdings Corp.	183	2,502
Universal Insurance Holdings, Inc.	625	16,344
Validus Holdings Ltd.	1,430	81,510
W.R. Berkley Corp.	1,767	118,760
White Mountains Insurance Group Ltd.	82	74,600
WMIH Corp. (a)	3,618	5,608

		3,107,892
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A (a)	465	4,185
Blue Nile, Inc.	196	7,979
Duluth Holdings, Inc., Class B (a)	178	4,026
Etsy, Inc. (a)	1,827	23,039
FTD Cos., Inc. (a)	281	6,457
Groupon, Inc. (a)	6,462	22,294
HSN, Inc.	560	19,740
Lands’ End, Inc. (a)(b)	218	3,346
Liberty Expedia Holdings, Inc., Class A (a)	920	40,489
Liberty TripAdvisor Holdings, Inc., Series A (a)	1,275	22,886
Liberty Ventures (a)	1,372	59,888
Nutrisystem, Inc.	465	15,368

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	59

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Internet & Direct Marketing Retail (continued)
Overstock.com, Inc. (a)	189	$3,138
PetMed Express, Inc.	283	5,997
RetailMeNot, Inc. (a)	624	5,647
Shutterfly, Inc. (a)	614	31,517
Wayfair, Inc., Class A (a)(b)	554	23,024

		299,020
Internet Software & Services — 1.7%
Alarm.com Holdings, Inc. (a)	163	4,416
Amber Road, Inc. (a)	274	2,425
Angie’s List, Inc. (a)	595	3,731
Appfolio, Inc., Class A (a)	90	2,039
Apptio Inc., Class A (a)	104	1,439
Autobytel, Inc. (a)	57	784
Bankrate, Inc. (a)	847	9,232
Bazaarvoice, Inc. (a)	1,189	5,588
Benefitfocus, Inc. (a)	203	6,141
Blucora, Inc. (a)	720	10,872
Box, Inc., Class A (a)	825	14,083
Brightcove, Inc. (a)	506	3,643
Carbonite, Inc. (a)	295	5,089
Care.com, Inc. (a)	110	928
ChannelAdvisor Corp. (a)	381	5,277
Chegg, Inc. (a)	1,372	9,865
Cimpress NV (a)	433	36,541
CommerceHub, Inc., Series A (a)	217	3,188
CommerceHub, Inc., Series C (a)	445	6,488
ComScore, Inc. (a)	825	27,679
Cornerstone OnDemand, Inc. (a)	862	35,075
CoStar Group, Inc. (a)	552	111,559
Coupa Software, Inc. (a)	132	3,431
DHI Group, Inc. (a)	783	4,463
EarthLink Holdings Corp.	1,792	11,487
Endurance International Group Holdings, Inc. (a)	1,088	8,378
Envestnet, Inc. (a)	746	28,199
Five9, Inc. (a)	574	8,874
Global Eagle Entertainment, Inc. (a)	657	4,047
GoDaddy, Inc., Class A (a)	821	29,334
Gogo, Inc. (a)(b)	1,003	9,177
GrubHub, Inc. (a)	1,378	57,256
GTT Communications, Inc. (a)	432	12,204
Hortonworks, Inc. (a)	642	6,227
IAC/InterActiveCorp (a)	1,211	83,329
Instructure, Inc. (a)	197	4,295
j2 Global, Inc.	803	67,299
LendingClub Corp. (a)	5,798	35,774
Limelight Networks, Inc. (a)	832	1,822
Liquidity Services, Inc. (a)	470	4,583
LivePerson, Inc. (a)	978	7,139
LogMeIn, Inc.	890	96,209
Marchex, Inc., Class B (a)	675	1,829
Match Group, Inc. (a)(b)	552	9,588
MeetMe, Inc. (a)	817	4,020
MINDBODY, Inc., Class A (a)	224	5,454
New Relic, Inc. (a)	377	13,647
NIC, Inc.	1,093	26,341
Nutanix, Inc., Class A (a)(b)	282	8,536
Pandora Media, Inc. (a)	3,868	50,284
Perficient, Inc. (a)	604	10,709
Q2 Holdings, Inc. (a)	422	13,398
QuinStreet, Inc. (a)	483	1,691
Quotient Technology, Inc. (a)	1,075	11,449
RealNetworks, Inc. (a)	359	1,921
Reis, Inc.	139	2,780
Rightside Group Ltd. (a)	146	1,232
Shutterstock, Inc. (a)	310	16,678
SPS Commerce, Inc. (a)	293	20,217

Common Stocks	Shares	Value
Internet Software & Services (continued)
Stamps.com, Inc. (a)	277	$33,669
TechTarget, Inc. (a)	128	1,128
The Trade Desk, Inc., Class A (a)	83	2,462
TrueCar, Inc. (a)	910	11,966
Twilio, Inc. (a)	355	10,235
Web.com Group, Inc. (a)	697	13,208
WebMD Health Corp. (a)	643	32,079
Xactly Corp. (a)	368	4,471
XO Group, Inc. (a)	459	8,643
Yelp, Inc. (a)	1,174	49,050
Zillow Group, Inc., Class A (a)	897	32,274
Zillow Group, Inc., Class C (a)	1,764	62,410

		1,250,978
IT Services — 2.5%
Acxiom Corp. (a)	1,340	34,974
ALJ Regional Holdings, Inc. (a)	284	1,133
Black Knight Financial Services, Inc., Class A (a)	390	14,216
Blackhawk Network Holdings, Inc. (a)	966	34,486
Booz Allen Hamilton Holding Corp.	1,972	66,693
Broadridge Financial Solutions, Inc.	2,035	135,389
CACI International, Inc., Class A (a)	415	50,962
Cardtronics PLC, Class A (a)	775	42,299
Cass Information Systems, Inc.	179	11,773
Convergys Corp.	1,542	38,272
CoreLogic, Inc. (a)	1,547	54,563
CSG Systems International, Inc.	588	28,459
CSRA, Inc.	2,836	87,973
DST Systems, Inc.	574	66,096
EPAM Systems, Inc. (a)	839	53,998
Euronet Worldwide, Inc. (a)	866	61,936
EVERTEC, Inc.	1,150	19,608
ExlService Holdings, Inc. (a)	594	27,294
Forrester Research, Inc.	157	6,406
Gartner, Inc. (a)	1,381	137,216
Genpact Ltd. (a)	2,615	64,538
Hackett Group, Inc.	419	6,809
Information Services Group, Inc. (a)	536	1,769
Jack Henry & Associates, Inc.	1,360	122,101
Leidos Holdings, Inc.	2,288	110,556
Lionbridge Technologies, Inc. (a)	868	4,965
Mantech International Corp., Class A	398	15,498
MAXIMUS, Inc.	1,117	61,591
MoneyGram International, Inc. (a)	477	6,058
NCI, Inc., Class A	134	1,702
PFSweb, Inc. (a)	317	2,381
Planet Payment, Inc. (a)	708	2,988
Sabre Corp.	3,585	87,832
Science Applications International Corp.	732	59,599
ServiceSource International, Inc. (a)	847	4,489
Square, Inc., Class A (a)	900	13,158
Syntel, Inc.	579	12,194
TeleTech Holdings, Inc.	298	8,821
Teradata Corp. (a)	2,248	66,001
Travelport Worldwide Ltd.	2,102	30,185
Unisys Corp. (a)	845	10,858
VeriFone Systems, Inc. (a)	1,905	34,614
Virtusa Corp. (a)	452	11,517
WEX, Inc. (a)	668	76,372

		1,790,342
Leisure Products — 0.4%
Arctic Cat, Inc. (a)	222	4,174
Brunswick Corp.	1,563	93,561
Callaway Golf Co.	1,657	18,774
Escalade, Inc.	129	1,703
JAKKS Pacific, Inc. (a)	105	535

See Notes to Financial Statements.

60	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Leisure Products (continued)
Johnson Outdoors, Inc., Class A	75	$2,586
Malibu Boats, Inc. (a)	259	4,807
Marine Products Corp.	150	1,711
MCBC Holdings, Inc.	133	1,855
Nautilus, Inc. (a)	534	9,265
Polaris Industries, Inc.	1,038	87,265
Sturm Ruger & Co., Inc.	332	17,513
Vista Outdoor, Inc. (a)	1,055	30,395

		274,144
Life Sciences Tools & Services — 1.3%
Accelerate Diagnostics, Inc. (a)	414	8,673
Albany Molecular Research, Inc. (a)	395	7,268
Bio-Rad Laboratories, Inc., Class A (a)	361	68,619
Bio-Techne Corp.	640	65,120
Bruker Corp.	1,861	44,162
Cambrex Corp. (a)	591	30,998
Charles River Laboratories International, Inc. (a)	812	65,610
ChromaDex Corp. (a)	675	1,876
Enzo Biochem, Inc. (a)	698	4,663
Fluidigm Corp. (a)	200	1,266
INC Research Holdings, Inc., Class A (a)	720	38,160
Luminex Corp. (a)	656	13,264
Medpace Holdings, Inc. (a)	132	4,605
NanoString Technologies, Inc. (a)	247	4,456
NeoGenomics, Inc. (a)	780	6,287
Pacific Biosciences of California, Inc. (a)	1,505	7,254
PAREXEL International Corp. (a)	910	64,510
Patheon NV (a)	546	15,665
PerkinElmer, Inc.	1,874	99,678
PRA Health Sciences, Inc. (a)	422	24,725
QIAGEN NV (a)	3,802	110,182
Quintiles IMS Holdings, Inc. (a)	2,427	190,495
VWR Corp. (a)	1,417	36,714

		914,250
Machinery — 4.3%
Actuant Corp., Class A	1,011	26,438
AGCO Corp.	1,201	75,423
Alamo Group, Inc.	155	11,723
Albany International Corp., Class A	497	23,583
Altra Industrial Motion Corp.	401	14,957
American Railcar Industries, Inc.	143	6,369
Ampco-Pittsburgh Corp.	119	1,791
Astec Industries, Inc.	332	23,233
Barnes Group, Inc.	856	41,199
Blue Bird Corp. (a)	107	1,803
Briggs & Stratton Corp.	687	14,880
Chart Industries, Inc. (a)	536	20,791
CIRCOR International, Inc.	293	18,248
CLARCOR, Inc.	817	67,656
Colfax Corp. (a)	1,699	66,261
Columbus McKinnon Corp.	332	9,127
Crane Co.	840	60,514
DMC Global, Inc.	204	3,254
Donaldson Co., Inc.	2,183	92,232
Douglas Dynamics, Inc.	361	12,202
Energy Recovery, Inc. (a)	658	6,738
EnPro Industries, Inc.	386	26,213
ESCO Technologies, Inc.	420	24,444
ExOne Co. (a)	461	4,541
Federal Signal Corp.	988	15,354
Flowserve Corp.	2,242	110,217
FreightCar America, Inc.	204	2,948
Gencor Industries, Inc. (a)	109	1,706
Global Brass & Copper Holdings, Inc.	341	11,304
Gorman-Rupp Co.	275	8,927

Common Stocks	Shares	Value
Machinery (continued)
Graco, Inc.	952	$85,290
Graham Corp.	141	3,133
Greenbrier Cos., Inc.	474	20,737
Hardinge, Inc.	149	1,579
Harsco Corp. (a)	1,414	18,877
Hurco Cos., Inc.	97	2,968
Hyster-Yale Materials Handling, Inc.	160	9,843
IDEX Corp.	1,307	117,839
ITT, Inc.	1,574	64,329
John Bean Technologies Corp.	495	42,743
Joy Global, Inc.	1,713	48,170
Kadant, Inc.	177	10,903
Kennametal, Inc.	1,361	48,642
Lincoln Electric Holdings, Inc.	1,056	88,039
Lindsay Corp.	184	13,863
Lydall, Inc. (a)	294	17,934
Manitowoc Co., Inc. (a)	3,340	22,812
Manitowoc Foodservice, Inc. (a)	1,898	36,404
Meritor, Inc. (a)	1,448	20,895
Middleby Corp. (a)	975	130,825
Milacron Holdings Corp. (a)	266	4,400
Miller Industries, Inc.	135	3,578
Mueller Industries, Inc.	964	38,811
Mueller Water Products, Inc., Series A	2,665	35,871
Navistar International Corp. (a)	859	23,425
NN, Inc.	474	9,172
Nordson Corp.	981	111,373
Omega Flex, Inc.	34	1,613
Oshkosh Corp.	1,253	87,246
Proto Labs, Inc. (a)	431	22,627
RBC Bearings, Inc. (a)	386	35,755
Rexnord Corp. (a)	1,504	33,223
Snap-on, Inc.	995	180,622
SPX Corp. (a)	820	20,459
SPX FLOW, Inc. (a)	606	21,143
Sun Hydraulics Corp.	371	14,536
Supreme Industries, Inc., Class A	240	4,406
Tennant Co.	305	21,121
Terex Corp.	1,830	58,194
Timken Co.	1,209	53,680
Titan International, Inc.	766	10,180
Toro Co.	1,838	108,313
TriMas Corp. (a)	722	15,379
Trinity Industries, Inc.	2,584	71,163
Valmont Industries, Inc.	380	54,720
Wabash National Corp.	1,143	20,174
WABCO Holdings, Inc. (a)	908	98,999
Wabtec Corp.	1,474	127,707
Watts Water Technologies, Inc., Class A	475	31,350
Woodward, Inc.	894	62,258
Xylem, Inc.	3,080	151,875

		3,143,274
Marine — 0.1%
Costamare, Inc.	423	2,246
Kirby Corp. (a)	912	58,778
Matson, Inc.	761	27,137
Scorpio Bulkers, Inc. (a)	851	6,085

		94,246
Media — 1.7%
AMC Entertainment Holdings, Inc., Class A	476	16,065
AMC Networks, Inc., Class A (a)	1,045	59,931
Cable One, Inc.	80	50,590
Central European Media Enterprises Ltd., Class A (a)	1,186	3,084
Cinemark Holdings, Inc.	1,809	76,882
Clear Channel Outdoor Holdings, Inc., Class A	637	3,153

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	61

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Media (continued)
Daily Journal Corp. (a)	20	$4,328
Entercom Communications Corp., Class A	388	5,510
Entravision Communications Corp., Class A	979	5,287
Eros International PLC (a)	486	5,783
EW Scripps Co., Class A (a)	1,050	20,454
Gannett Co., Inc.	2,113	20,327
Global Sources Ltd. (a)	197	1,812
Gray Television, Inc. (a)	1,095	12,976
IMAX Corp. (a)	1,010	32,926
Interpublic Group of Cos., Inc.	6,935	163,181
John Wiley & Sons, Inc., Class A	775	42,702
Liberty Braves Group, Class A (a)	150	2,993
Liberty Braves Group, Class C (a)	512	10,230
Liberty Media Corp. — Liberty Formula One, Class A (a)	387	11,215
Liberty Media Corp. — Liberty Formula One, Class C (a)	767	22,044
Lions Gate Entertainment Corp., Class A	1,125	32,366
Lions Gate Entertainment Corp., Class B (a)	1,767	47,338
Live Nation Entertainment, Inc. (a)	2,245	64,252
Madison Square Garden Co., Class A (a)	318	55,863
MDC Partners, Inc., Class A	746	4,774
Meredith Corp.	616	37,761
MSG Networks, Inc., Class A (a)	1,014	23,525
National CineMedia, Inc.	1,018	14,924
New Media Investment Group, Inc.	842	12,832
New York Times Co., Class A	2,352	31,752
Nexstar Broadcasting Group, Inc., Class A	757	49,508
Radio One, Inc., Class D (a)	587	1,761
Reading International, Inc., Class A (a)	226	3,695
Regal Entertainment Group, Class A	1,395	31,611
Saga Communications, Inc., Class A	61	3,068
Scholastic Corp.	484	22,158
Sinclair Broadcast Group, Inc., Class A	1,158	39,082
TEGNA, Inc.	3,774	86,462
Time, Inc.	1,855	35,709
TiVo Corp. (a)	2,019	38,159
Townsquare Media, Inc. (a)	141	1,506
Tribune Media Co., Class A	1,355	39,078
TRONC, Inc. (a)	405	5,370
World Wrestling Entertainment, Inc., Class A	608	11,905

		1,265,932
Metals & Mining — 1.4%
AK Steel Holding Corp. (a)	5,416	43,761
Allegheny Technologies, Inc.	1,863	40,483
Carpenter Technology Corp.	817	32,696
Century Aluminum Co. (a)	873	13,444
Cliffs Natural Resources, Inc. (a)	3,795	33,282
Coeur Mining, Inc. (a)	3,096	36,068
Commercial Metals Co.	1,966	40,165
Compass Minerals International, Inc.	576	48,154
Ferroglobe PLC	1,945	11,015
Gold Resource Corp.	914	4,917
Handy & Harman Ltd. (a)	75	2,115
Haynes International, Inc.	218	8,962
Hecla Mining Co.	6,496	41,834
Kaiser Aluminum Corp.	304	23,852
Materion Corp.	319	12,537
Olympic Steel, Inc.	112	2,520
Real Industry, Inc. (a)	473	2,554
Reliance Steel & Aluminum Co.	1,197	95,341
Royal Gold, Inc.	1,123	81,047
Ryerson Holding Corp. (a)	207	2,194
Schnitzer Steel Industries, Inc., Class A	433	10,240
Steel Dynamics, Inc.	4,038	136,525
Stillwater Mining Co. (a)	2,112	35,904
SunCoke Energy, Inc. (a)	1,068	9,420
Tahoe Resources, Inc.	5,154	47,108

Common Stocks	Shares	Value
Metals & Mining (continued)
TimkenSteel Corp. (a)	668	$11,263
U.S. Silica Holdings, Inc.	1,271	75,167
United States Steel Corp.	2,649	86,649
Worthington Industries, Inc.	770	36,798

		1,026,015
Multi-Utilities — 0.6%
Alliant Energy Corp.	3,909	147,174
Avista Corp.	1,077	41,615
Black Hills Corp.	898	56,170
MDU Resources Group, Inc.	3,342	98,088
NorthWestern Corp.	829	47,344
Vectren Corp.	1,437	78,877

		469,268
Multiline Retail — 0.3%
Big Lots, Inc.	769	38,450
Burlington Stores, Inc. (a)	1,213	101,528
Dillard’s, Inc., Class A	312	17,609
FirstCash, Inc.	831	35,484
Fred’s, Inc., Class A	485	7,066
JC Penney Co., Inc. (a)	5,250	34,912
Ollie’s Bargain Outlet Holdings, Inc. (a)	330	10,082
Sears Holdings Corp. (a)(b)	172	1,201
Tuesday Morning Corp. (a)	754	3,242

		249,574
Oil & Gas Exploration & Production — 0.1%
Carrizo Oil & Gas, Inc. (a)	1,073	37,941
Oil, Gas & Consumable Fuels — 3.2%
Abraxas Petroleum Corp. (a)	2,886	7,128
Adams Resources & Energy, Inc.	43	1,666
Alon USA Energy, Inc.	498	5,607
Ardmore Shipping Corp.	703	5,167
Bill Barrett Corp. (a)	1,169	7,657
California Resources Corp. (a)	552	11,824
Callon Petroleum Co. (a)	3,243	49,553
Chesapeake Energy Corp. (a)	10,626	68,538
Clayton Williams Energy, Inc. (a)	105	15,272
Clean Energy Fuels Corp. (a)	1,286	3,331
Cobalt International Energy, Inc. (a)	6,815	6,684
CONSOL Energy, Inc.	3,962	67,116
Contango Oil & Gas Co. (a)	408	3,305
CVR Energy, Inc.	244	5,419
Delek U.S. Holdings, Inc.	1,071	23,990
Denbury Resources, Inc. (a)	6,260	20,971
DHT Holdings, Inc.	1,466	6,876
Diamondback Energy, Inc. (a)	1,569	165,012
Dorian LPG Ltd. (a)	487	5,508
Eclipse Resources Corp. (a)	1,131	2,782
Energen Corp. (a)	1,702	91,721
EP Energy Corp., Class A (a)	661	3,464
Evolution Petroleum Corp.	605	5,264
EXCO Resources, Inc. (a)	2,654	1,776
Frontline Ltd.	1,263	8,765
GasLog Ltd.	855	14,278
Gener8 Maritime, Inc. (a)	694	3,505
Golar LNG Ltd.	1,634	42,255
Green Plains, Inc.	586	13,185
Gulfport Energy Corp. (a)	2,794	58,395
HollyFrontier Corp.	2,812	81,464
International Seaways, Inc. (a)	244	4,241
Isramco, Inc. (a)	23	2,880
Jones Energy, Inc., Class A (a)	1,146	5,100
Kosmos Energy Ltd. (a)	2,960	19,358
Laredo Petroleum, Inc. (a)	2,550	34,552
Matador Resources Co. (a)	1,573	41,417

See Notes to Financial Statements.

62	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	2,860	$82,683
Murphy USA, Inc. (a)	644	41,023
Navios Maritime Acquisition Corp.	1,649	3,067
Newfield Exploration Co. (a)	3,461	138,717
Nordic American Tankers Ltd.	1,626	14,049
Northern Oil and Gas, Inc. (a)	1,126	4,054
Oasis Petroleum, Inc. (a)	4,048	57,239
Overseas Shipholding Group, Inc., Class A	473	2,322
Pacific Ethanol, Inc. (a)	404	2,868
Panhandle Oil and Gas, Inc., Class A	321	7,062
Par Pacific Holdings, Inc. (a)	536	7,788
Parsley Energy, Inc., Class A (a)	3,229	113,725
PBF Energy, Inc., Class A	1,902	44,107
PDC Energy, Inc. (a)	983	72,683
QEP Resources, Inc. (a)	4,201	73,265
Renewable Energy Group, Inc. (a)	549	4,776
REX American Resources Corp. (a)	100	8,303
Rice Energy, Inc. (a)	1,170	23,201
Ring Energy, Inc. (a)	785	10,362
RSP Permian, Inc. (a)	1,717	73,076
Sanchez Energy Corp. (a)	514	6,816
Scorpio Tankers, Inc.	2,752	10,540
SemGroup Corp., Class A	1,137	45,139
Ship Finance International Ltd.	981	14,715
SM Energy Co.	1,700	51,867
Southwestern Energy Co. (a)	8,535	76,900
Synergy Resources Corp. (a)	3,332	28,689
Targa Resources Corp.	2,845	163,929
Teekay Corp.	953	9,578
Teekay Tankers Ltd., Class A	2,075	5,084
W&T Offshore, Inc. (a)	1,101	3,193
Western Refining, Inc.	1,410	49,364
Westmoreland Coal Co. (a)	280	5,082
Whiting Petroleum Corp. (a)	3,502	38,837
World Fuel Services Corp.	1,200	53,376
WPX Energy, Inc. (a)	6,679	93,038

		2,355,543
Paper & Forest Products — 0.3%
Boise Cascade Co. (a)	644	15,971
Clearwater Paper Corp. (a)	275	17,298
Deltic Timber Corp.	174	13,219
Domtar Corp.	1,093	47,753
KapStone Paper and Packaging Corp.	1,509	36,186
Louisiana-Pacific Corp. (a)	2,477	47,385
Neenah Paper, Inc.	295	24,234
PH Glatfelter Co.	701	17,111
Schweitzer-Mauduit International, Inc.	528	23,406

		242,563
Personal Products — 0.6%
Avon Products, Inc. (a)	7,521	44,148
Coty, Inc., Class A	7,871	151,123
Edgewell Personal Care Co. (a)	1,014	79,944
elf Beauty, Inc. (a)	144	3,594
Herbalife Ltd. (a)	1,292	72,610
Inter Parfums, Inc.	290	9,889
Lifevantage Corp. (a)	93	671
Medifast, Inc.	186	7,844
Natural Health Trends Corp.	87	2,182
Nature’s Sunshine Products, Inc.	97	1,237
Nu Skin Enterprises, Inc., Class A	945	49,027
Nutraceutical International Corp.	110	3,685
Revlon, Inc., Class A (a)	218	7,292
Synutra International, Inc. (a)	335	1,943
USANA Health Sciences, Inc. (a)	180	11,214

		446,403

Common Stocks	Shares	Value
Pharmaceuticals — 0.8%
AcelRx Pharmaceuticals, Inc. (a)	373	$988
Aclaris Therapeutics, Inc. (a)	171	4,537
Aerie Pharmaceuticals, Inc. (a)	511	22,433
Agile Therapeutics, Inc. (a)	252	580
Akorn, Inc. (a)	1,561	29,815
Amphastar Pharmaceuticals, Inc. (a)	609	9,592
ANI Pharmaceuticals, Inc. (a)	144	8,705
Aratana Therapeutics, Inc. (a)	598	4,778
Axsome Therapeutics, Inc. (a)	257	1,259
Bio-Path Holdings, Inc. (a)	1,942	1,845
Catalent, Inc. (a)	1,715	45,893
Cempra, Inc. (a)	759	2,391
Clearside Biomedical, Inc. (a)	89	663
Collegium Pharmaceutical, Inc. (a)	307	5,164
Corcept Therapeutics, Inc. (a)	1,342	9,542
Depomed, Inc. (a)	998	18,054
Dermira, Inc. (a)	405	11,923
Durect Corp. (a)	2,155	2,284
Egalet Corp. (a)	661	3,232
Endo International PLC (a)	3,590	43,942
Endocyte, Inc. (a)	262	579
Flex Pharma, Inc. (a)	116	506
Heska Corp. (a)	113	8,997
Horizon Pharma PLC (a)	2,785	45,590
Impax Laboratories, Inc. (a)	1,202	15,806
Intersect ENT, Inc. (a)	474	6,399
Intra-Cellular Therapies, Inc. (a)	616	8,895
Lannett Co., Inc. (a)	506	10,196
Lipocine, Inc. (a)(b)	114	413
Medicines Co. (a)	1,154	41,602
MyoKardia, Inc. (a)	236	2,643
Nektar Therapeutics (a)	2,614	31,656
Neos Therapeutics, Inc. (a)	95	556
Novan, Inc. (a)	69	280
Omeros Corp. (a)(b)	706	6,841
Pacira Pharmaceuticals, Inc. (a)	639	24,570
Paratek Pharmaceuticals, Inc. (a)	312	4,711
Phibro Animal Health Corp., Class A	431	11,508
Prestige Brands Holdings, Inc. (a)	911	48,064
Reata Pharmaceuticals, Inc. (a)	126	3,137
Revance Therapeutics, Inc. (a)	298	5,960
Sciclone Pharmaceuticals, Inc. (a)	890	9,033
Sucampo Pharmaceuticals, Inc., Class A (a)	340	3,791
Supernus Pharmaceuticals, Inc. (a)	826	22,343
Teligent, Inc. (a)	615	4,305
TherapeuticsMD, Inc. (a)(b)	2,442	14,188
Theravance Biopharma, Inc. (a)	651	19,504
Titan Pharmaceuticals, Inc. (a)	221	961
WaVe Life Sciences Ltd. (a)	120	3,450
Zogenix, Inc. (a)	364	2,930

		587,034
Producer Durables: Miscellaneous — 0.0%
Actua Corp. (a)	628	8,980
PROS Holdings, Inc. (a)	447	10,004

		18,984
Professional Services — 1.1%
Acacia Research Corp. (a)	169	989
Advisory Board Co. (a)	711	32,350
Barrett Business Services, Inc.	131	7,874
CBIZ, Inc. (a)	926	12,131
CEB, Inc.	572	43,729
CRA International, Inc.	114	3,788
Dun & Bradstreet Corp.	633	77,618
Exponent, Inc.	466	27,051
Franklin Covey Co. (a)	153	2,678

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	63

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Professional Services (continued)
FTI Consulting, Inc. (a)	745	$31,394
GP Strategies Corp. (a)	175	4,498
Heidrick & Struggles International, Inc.	284	6,347
Hill International, Inc. (a)	674	3,640
Huron Consulting Group, Inc. (a)	356	16,127
ICF International, Inc. (a)	297	15,444
Insperity, Inc.	276	19,734
Kelly Services, Inc., Class A	477	10,680
Kforce, Inc.	420	9,660
Korn/Ferry International	991	28,789
ManpowerGroup, Inc.	1,155	110,256
Mistras Group, Inc. (a)	268	6,185
Navigant Consulting, Inc. (a)	847	20,921
On Assignment, Inc. (a)	874	39,575
Paylocity Holding Corp. (a)	363	11,202
Resources Connection, Inc.	602	10,053
Robert Half International, Inc.	2,200	103,532
RPX Corp. (a)	915	9,937
TransUnion (a)	939	29,607
TriNet Group, Inc. (a)	758	19,276
TrueBlue, Inc. (a)	690	17,078
WageWorks, Inc. (a)	624	45,022

		777,165
Real Estate Investment Trusts (REITs) — 9.6%
Acadia Realty Trust	1,340	42,666
AG Mortgage Investment Trust, Inc.	405	7,096
AGNC Investment Corp.	5,774	107,801
Agree Realty Corp.	439	20,589
Alexander’s, Inc.	40	16,912
Alexandria Real Estate Equities, Inc.	1,335	147,945
American Assets Trust, Inc.	703	30,180
American Campus Communities, Inc.	2,270	110,367
American Homes 4 Rent, Class A	2,897	64,545
Anworth Mortgage Asset Corp.	1,381	7,085
Apartment Investment & Management Co., Class A	2,729	120,267
Apollo Commercial Real Estate Finance, Inc.	1,471	25,610
Apple Hospitality REIT, Inc.	2,917	58,398
Ares Commercial Real Estate Corp.	395	5,325
Armada Hoffler Properties, Inc.	602	8,296
ARMOUR Residential REIT, Inc.	646	13,579
Ashford Hospitality Prime, Inc.	370	4,973
Ashford Hospitality Trust, Inc.	1,377	10,465
Bluerock Residential Growth REIT, Inc.	501	6,553
Brandywine Realty Trust	3,033	48,831
Brixmor Property Group, Inc.	3,369	81,294
Camden Property Trust	1,479	123,600
Capstead Mortgage Corp.	1,468	15,664
Care Capital Properties, Inc.	1,508	37,263
Catchmark Timber Trust, Inc., Class A	801	8,242
CBL & Associates Properties, Inc.	3,068	33,288
Cedar Realty Trust, Inc.	1,172	7,044
Chatham Lodging Trust	552	11,117
Chesapeake Lodging Trust	1,069	27,366
Chimera Investment Corp.	3,375	59,501
City Office REIT, Inc.	381	4,797
Colony Starwood Homes	1,133	35,633
Columbia Property Trust, Inc.	2,197	48,883
Communications Sales & Leasing, Inc.	2,084	54,767
Community Healthcare Trust, Inc.	217	4,681
CoreCivic, Inc.	1,931	56,076
CorEnergy Infrastructure Trust, Inc.	230	8,257
Coresite Realty Corp.	578	49,783
Corporate Office Properties Trust	1,656	52,694
Cousins Properties, Inc.	5,870	49,895
CubeSmart	3,113	78,230
CyrusOne, Inc.	1,232	59,333

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CYS Investments, Inc.	2,915	$22,067
DCT Industrial Trust, Inc.	1,593	71,191
DDR Corp.	5,296	80,393
DiamondRock Hospitality Co.	3,507	39,524
Douglas Emmett, Inc.	2,454	92,859
Duke Realty Corp.	6,014	146,321
DuPont Fabros Technology, Inc.	1,314	62,389
Dynex Capital, Inc.	687	4,589
Easterly Government Properties, Inc.	458	9,023
EastGroup Properties, Inc.	300	21,231
Education Realty Trust, Inc.	1,270	51,067
Empire State Realty Trust, Inc., Class A	2,141	43,869
EPR Properties	1,099	81,293
Equity Commonwealth (a)	2,123	65,473
Equity Lifestyle Properties, Inc.	1,333	98,562
Equity One, Inc.	1,627	50,746
Farmland Partners, Inc.	230	2,613
FelCor Lodging Trust, Inc.	2,461	18,950
First Industrial Realty Trust, Inc.	2,031	52,501
First Potomac Realty Trust	1,126	11,530
Forest City Realty Trust, Inc., Class A	3,987	90,266
Four Corners Property Trust, Inc.	1,055	23,010
Franklin Street Properties Corp.	1,883	24,008
Gaming and Leisure Properties, Inc.	3,295	104,221
Geo Group, Inc.	1,284	53,312
Getty Realty Corp.	457	11,786
Gladstone Commercial Corp.	414	8,131
Global Net Lease, Inc.	3,530	27,357
Great Ajax Corp.	220	2,862
Healthcare Realty Trust, Inc.	1,993	60,209
Healthcare Trust of America, Inc., Class A	2,388	69,419
Hersha Hospitality Trust	734	14,673
Highwoods Properties, Inc.	1,680	86,369
Hospitality Properties Trust	1,984	61,762
Hudson Pacific Properties, Inc.	1,973	69,864
Independence Realty Trust, Inc.	1,144	10,559
InfraREIT, Inc.	694	11,437
Invesco Mortgage Capital, Inc.	2,060	30,014
Investors Real Estate Trust	2,021	13,015
iStar, Inc. (a)	1,185	13,296
Kilroy Realty Corp.	1,668	124,850
Kite Realty Group Trust	1,357	32,595
Lamar Advertising Co., Class A	1,430	107,994
LaSalle Hotel Properties	1,845	55,664
Lexington Realty Trust	4,026	43,159
Liberty Property Trust	2,555	98,086
Life Storage, Inc.	805	65,567
LTC Properties, Inc.	677	31,596
Mack-Cali Realty Corp.	1,585	44,412
Medical Properties Trust, Inc.	5,169	65,905
MFA Financial, Inc.	6,481	51,135
Mid-America Apartment Communities, Inc.	1,951	185,247
Monmouth Real Estate Investment Corp.	1,216	17,754
Monogram Residential Trust, Inc.	3,298	33,541
MTGE Investment Corp.	664	10,558
National Health Investors, Inc.	650	48,093
National Retail Properties, Inc.	2,485	108,346
National Storage Affiliates Trust	688	15,308
New Residential Investment Corp.	4,187	63,433
New Senior Investment Group, Inc.	1,408	14,094
New York Mortgage Trust, Inc.	1,603	10,275
NexPoint Residential Trust, Inc.	284	6,563
NorthStar Realty Europe Corp.	1,014	12,178
Omega Healthcare Investors, Inc.	3,215	103,105
One Liberty Properties, Inc.	219	5,072
Orchid Island Capital, Inc.	442	5,229
Outfront Media, Inc.	2,422	66,435

See Notes to Financial Statements.

64	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Owens Realty Mortgage, Inc.	163	$2,761
Paramount Group, Inc.	3,215	53,658
Parkway, Inc. (a)	717	15,265
Pebblebrook Hotel Trust	1,323	39,571
Pennsylvania Real Estate Investment Trust	1,110	19,880
PennyMac Mortgage Investment Trust (c)	983	16,662
Physicians Realty Trust	2,355	43,685
Piedmont Office Realty Trust, Inc., Class A	2,546	55,299
Potlatch Corp.	688	28,346
Preferred Apartment Communities, Inc., Class A	485	6,567
PS Business Parks, Inc.	345	38,654
QTS Realty Trust, Inc., Class A	820	41,320
RAIT Financial Trust	701	2,425
Ramco-Gershenson Properties Trust	1,439	23,398
Rayonier, Inc.	2,177	60,716
Redwood Trust, Inc.	1,428	22,134
Regency Centers Corp.	1,793	125,026
Resource Capital Corp.	497	4,085
Retail Opportunity Investments Corp.	1,552	32,902
Retail Properties of America, Inc., Class A	4,205	62,949
Rexford Industrial Realty, Inc.	1,077	24,459
RLJ Lodging Trust	2,125	49,321
Sabra Health Care REIT, Inc.	1,143	29,032
Saul Centers, Inc.	177	11,238
Select Income REIT	1,135	28,386
Senior Housing Properties Trust	3,420	65,151
Seritage Growth Properties, Class A (b)	378	15,422
Silver Bay Realty Trust Corp.	585	9,857
Spirit Realty Capital, Inc.	8,360	87,947
STAG Industrial, Inc.	1,349	31,216
Starwood Property Trust, Inc.	4,342	96,653
STORE Capital Corp.	2,621	62,013
Summit Hotel Properties, Inc.	1,420	22,479
Sun Communities, Inc.	1,168	91,992
Sunstone Hotel Investors, Inc.	3,820	56,230
Tanger Factory Outlet Centers, Inc.	1,642	56,140
Taubman Centers, Inc.	1,045	74,028
Terreno Realty Corp.	756	20,556
Tier REIT, Inc.	787	14,331
Two Harbors Investment Corp.	6,207	54,435
UMH Properties, Inc.	433	6,343
Universal Health Realty Income Trust	12	745
Urban Edge Properties	1,473	41,200
Urstadt Biddle Properties, Inc., Class A	194	4,355
Washington Prime Group, Inc.	3,467	33,457
Washington Real Estate Investment Trust	1,308	41,137
Weingarten Realty Investors	2,031	72,364
Western Asset Mortgage Capital Corp.	590	5,953
Whitestone REIT	550	7,650
WP Carey, Inc.	1,806	111,864
Xenia Hotels & Resorts, Inc.	1,720	31,562

		6,955,665
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	800	35,616
Altisource Portfolio Solutions SA (a)	175	4,987
Altisource Residential Corp.	957	11,618
AV Homes, Inc. (a)	191	3,371
CareTrust REIT, Inc.	994	15,069
Consolidated-Tomoka Land Co.	60	3,300
Forestar Group, Inc. (a)	523	6,825
FRP Holdings, Inc. (a)	88	3,432
Global Medical REIT, Inc.	162	1,434
Howard Hughes Corp. (a)	618	65,885
Jones Lang LaSalle, Inc.	793	81,703
Kennedy-Wilson Holdings, Inc.	1,431	29,264
RE/MAX Holdings, Inc., Class A	282	15,806

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Realogy Holdings Corp.	2,549	$66,044
RMR Group, Inc., Class A	112	5,354
St. Joe Co. (a)	729	12,284
Stratus Properties, Inc. (a)	102	3,121
Tejon Ranch Co. (a)	228	5,388
Trinity Place Holdings, Inc. (a)	309	2,494

		372,995
Road & Rail — 0.8%
AMERCO, Inc.	107	40,304
ArcBest Corp.	406	12,830
Avis Budget Group, Inc. (a)	1,353	50,359
Celadon Group, Inc.	464	3,526
Covenant Transportation Group, Inc., Class A (a)	166	3,574
Genesee & Wyoming, Inc., Class A (a)	1,042	78,525
Heartland Express, Inc.	726	14,956
Hertz Global Holdings, Inc. (a)	1,261	26,443
Knight Transportation, Inc.	1,130	37,742
Landstar System, Inc.	727	61,504
Marten Transport Ltd.	375	8,569
Old Dominion Freight Line, Inc. (a)	1,155	101,963
Roadrunner Transportation Systems, Inc. (a)	540	4,277
Ryder System, Inc.	927	71,935
Saia, Inc. (a)	450	21,623
Swift Transportation Co. (a)	1,294	29,542
Universal Logistics Holdings, Inc.	113	1,633
USA Truck, Inc. (a)	61	515
Werner Enterprises, Inc.	795	22,339
YRC Worldwide, Inc. (a)	587	8,764

		600,923
Semiconductors & Semiconductor Equipment — 2.3%
Acacia Communications, Inc. (a)	81	4,712
Advanced Energy Industries, Inc. (a)	673	39,599
Advanced Micro Devices, Inc. (a)	12,868	133,441
Alpha & Omega Semiconductor Ltd. (a)	336	6,838
Ambarella, Inc. (a)	555	27,534
Amkor Technology, Inc. (a)	1,794	16,881
Axcelis Technologies, Inc. (a)	428	6,506
Brooks Automation, Inc.	1,187	20,677
Cabot Microelectronics Corp.	429	28,962
Cavium, Inc. (a)	1,109	73,427
CEVA, Inc. (a)	334	11,807
Cirrus Logic, Inc. (a)	1,072	64,663
Cohu, Inc.	419	5,531
Cree, Inc. (a)	1,713	47,244
Cypress Semiconductor Corp.	5,381	63,496
Diodes, Inc. (a)	613	15,258
DSP Group, Inc. (a)	294	3,190
Entegris, Inc. (a)	2,420	45,375
Exar Corp. (a)	588	6,027
First Solar, Inc. (a)	1,316	41,046
FormFactor, Inc. (a)	1,127	14,031
GigPeak, Inc. (a)	634	1,636
Impinj, Inc. (a)	94	3,310
Inphi Corp. (a)	694	31,799
Integrated Device Technology, Inc. (a)	2,336	58,844
Intersil Corp., Class A	2,287	51,297
IXYS Corp.	425	5,142
Kopin Corp. (a)	1,064	3,394
Lattice Semiconductor Corp. (a)	1,946	13,992
MACOM Technology Solutions Holdings, Inc. (a)	547	26,016
Marvell Technology Group Ltd.	6,920	102,900
MaxLinear, Inc., Class A (a)	970	24,813
Microsemi Corp. (a)	1,944	103,324
MKS Instruments, Inc.	908	59,837
Monolithic Power Systems, Inc.	662	57,753

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	65

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Nanometrics, Inc. (a)	398	$10,233
NeoPhotonics Corp. (a)	445	4,873
NVE Corp.	82	6,362
ON Semiconductor Corp. (a)	7,121	94,852
PDF Solutions, Inc. (a)	451	10,152
Photronics, Inc. (a)	1,079	12,408
Power Integrations, Inc.	468	33,228
Rambus, Inc. (a)	1,970	25,571
Rudolph Technologies, Inc. (a)	498	11,429
Semtech Corp. (a)	1,109	36,541
Sigma Designs, Inc. (a)	534	3,257
Silicon Laboratories, Inc. (a)	704	45,901
SunPower Corp. (a)	836	5,551
Teradyne, Inc.	3,502	99,387
Tessera Holding Corp.	841	38,013
Ultra Clean Holdings, Inc. (a)	546	6,841
Ultratech, Inc. (a)	373	9,668
Veeco Instruments, Inc. (a)	700	18,025
Xcerra Corp. (a)	954	7,231

		1,699,825
Software — 3.5%
A10 Networks, Inc. (a)	650	5,180
ACI Worldwide, Inc. (a)	1,970	38,218
Allscripts Healthcare Solutions, Inc. (a)	3,341	39,123
American Software, Inc., Class A	327	3,430
ANSYS, Inc. (a)	1,517	141,475
Aspen Technology, Inc. (a)	1,336	70,955
Atlassian Corp. PLC, Class A (a)	448	12,378
Barracuda Networks, Inc. (a)	399	9,373
Blackbaud, Inc.	815	53,472
Blackline, Inc. (a)	155	4,213
Bottomline Technologies, Inc. (a)	650	16,718
BroadSoft, Inc. (a)	517	21,714
Cadence Design Systems, Inc. (a)	5,161	134,341
Callidus Software, Inc. (a)	1,075	19,834
CommVault Systems, Inc. (a)	665	32,651
Digimarc Corp. (a)	155	4,092
Ebix, Inc.	442	24,531
Ellie Mae, Inc. (a)	554	45,838
EnerNOC, Inc. (a)	468	2,668
ePlus, Inc. (a)	102	11,429
Everbridge, Inc. (a)	132	2,438
Exa Corp. (a)	206	3,193
Fair Isaac Corp.	532	65,596
FireEye, Inc. (a)	2,658	36,016
Fortinet, Inc. (a)	2,506	83,350
Gigamon, Inc. (a)	570	18,895
Globant SA (a)	417	13,824
Glu Mobile, Inc. (a)	1,837	4,225
Guidance Software, Inc. (a)	393	2,853
Guidewire Software, Inc. (a)	1,260	65,936
HubSpot, Inc. (a)	501	25,701
Imperva, Inc. (a)	505	21,084
Jive Software, Inc. (a)	1,151	4,374
Manhattan Associates, Inc. (a)	1,251	64,126
Mentor Graphics Corp.	1,835	67,730
MicroStrategy, Inc., Class A (a)	163	32,812
Mitek Systems, Inc. (a)	515	3,399
MobileIron, Inc. (a)	750	3,263
Model N, Inc. (a)	344	3,027
Monotype Imaging Holdings, Inc.	660	14,454
Netscout Systems, Inc. (a)	1,532	51,016
Nuance Communications, Inc. (a)	3,814	60,490
Park City Group, Inc. (a)	160	2,024
Paycom Software, Inc. (a)	756	34,957
Pegasystems, Inc.	659	25,569

Common Stocks	Shares	Value
Software (continued)
Progress Software Corp.	823	$23,060
Proofpoint, Inc. (a)	701	56,192
PTC, Inc. (a)	1,968	103,458
QAD, Inc., Class A	124	3,584
Qualys, Inc. (a)	442	15,868
Rapid7, Inc. (a)	353	4,402
RealPage, Inc. (a)	942	28,825
Rosetta Stone, Inc. (a)	347	3,054
Rubicon Project, Inc. (a)	550	4,658
Sapiens International Corp. NV	381	5,090
SecureWorks Corp., Class A (a)	142	1,468
Silver Spring Networks, Inc. (a)	660	8,435
Splunk, Inc. (a)	2,262	130,879
SS&C Technologies Holdings, Inc.	2,913	93,595
Synchronoss Technologies, Inc. (a)	742	28,582
Synopsys, Inc. (a)	2,606	163,891
Tableau Software, Inc., Class A (a)	950	45,448
Take-Two Interactive Software, Inc. (a)	1,425	76,451
Tangoe, Inc. (a)	377	2,745
TeleNav, Inc. (a)	508	4,521
Tyler Technologies, Inc. (a)	571	83,377
Ultimate Software Group, Inc. (a)	474	91,795
Varonis Systems, Inc. (a)	172	5,143
VASCO Data Security International, Inc. (a)	544	8,269
Verint Systems, Inc. (a)	1,072	40,039
VirnetX Holding Corp. (a)	876	2,278
Workiva, Inc. (a)	333	4,196
Zendesk, Inc. (a)	1,431	34,244
Zix Corp. (a)	922	4,398
Zynga, Inc., Class A (a)	12,920	32,558

		2,512,488
Specialty Retail — 2.2%
Aaron’s, Inc.	1,138	35,210
Abercrombie & Fitch Co., Class A	1,142	13,259
America’s Car-Mart, Inc. (a)	110	4,614
American Eagle Outfitters, Inc.	2,880	43,517
Asbury Automotive Group, Inc. (a)	350	22,960
Ascena Retail Group, Inc. (a)	2,795	13,444
AutoNation, Inc. (a)	1,131	60,079
Barnes & Noble Education, Inc. (a)	611	6,140
Barnes & Noble, Inc.	1,055	10,761
Big 5 Sporting Goods Corp.	288	4,435
BMC Stock Holdings, Inc. (a)	886	16,568
Boot Barn Holdings, Inc. (a)	421	4,568
Buckle, Inc.	522	11,040
Build-A-Bear Workshop, Inc., Class A (a)	212	2,544
Cabela’s, Inc. (a)	879	49,127
Caleres, Inc.	747	22,970
Cato Corp., Class A	418	10,613
Chico’s FAS, Inc.	2,258	30,460
Children’s Place, Inc.	322	31,234
Citi Trends, Inc.	225	3,611
Conn’s, Inc. (a)	363	3,830
Container Store Group, Inc. (a)	305	1,485
CST Brands, Inc.	1,296	62,441
Destination XL Group, Inc. (a)	666	2,364
Dick’s Sporting Goods, Inc.	1,510	77,916
DSW, Inc., Class A	1,173	24,821
Express, Inc. (a)	1,251	13,298
Finish Line, Inc., Class A	690	11,868
Five Below, Inc. (a)	936	37,300
Foot Locker, Inc.	2,328	159,561
Francesca’s Holdings Corp. (a)	640	11,162
GameStop Corp., Class A	1,770	43,347
Genesco, Inc. (a)	359	21,612
GNC Holdings, Inc., Class A	1,167	10,351

See Notes to Financial Statements.

66	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Group 1 Automotive, Inc.	362	$29,246
Guess?, Inc.	1,036	13,230
Haverty Furniture Cos., Inc.	339	7,390
Hibbett Sports, Inc. (a)	374	12,342
Kirkland’s, Inc. (a)	239	3,317
Lithia Motors, Inc., Class A	413	42,589
Lumber Liquidators Holdings, Inc. (a)	501	7,846
MarineMax, Inc. (a)	451	9,674
Michaels Cos., Inc. (a)	1,637	32,200
Monro Muffler Brake, Inc.	568	34,023
Office Depot, Inc.	9,584	42,649
Party City Holdco, Inc. (a)	395	5,708
Penske Automotive Group, Inc.	675	36,693
Pier 1 Imports, Inc.	1,345	9,778
Rent-A-Center, Inc.	727	6,514
RH (a)(b)	696	18,806
Sally Beauty Holdings, Inc. (a)	2,545	60,571
Sears Hometown and Outlet Stores, Inc. (a)	269	982
Select Comfort Corp. (a)	745	15,034
Shoe Carnival, Inc.	195	4,986
Sonic Automotive, Inc., Class A	480	11,232
Sportsman’s Warehouse Holdings, Inc. (a)	468	3,482
Stage Stores, Inc.	294	823
Staples, Inc.	11,127	102,368
Stein Mart, Inc.	575	2,104
Systemax, Inc.	197	1,671
Tailored Brands, Inc.	869	18,466
Tile Shop Holdings, Inc. (a)	548	10,467
Tilly’s, Inc., Class A (a)	187	2,506
Urban Outfitters, Inc. (a)	1,555	41,270
Vitamin Shoppe, Inc. (a)	424	9,180
West Marine, Inc. (a)	309	2,864
Williams-Sonoma, Inc.	1,527	73,617
Winmark Corp.	45	4,984
Zumiez, Inc. (a)	257	5,153

		1,562,275
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp. (a)	1,832	30,210
Avid Technology, Inc. (a)	628	3,360
CPI Card Group, Inc.	229	1,042
Cray, Inc. (a)	656	11,250
Diebold Nixdorf, Inc.	1,211	32,939
Eastman Kodak Co. (a)	270	3,618
Electronics for Imaging, Inc. (a)	807	36,266
Immersion Corp. (a)	421	4,332
NCR Corp. (a)	2,131	91,676
Nimble Storage, Inc. (a)	1,061	9,093
Pure Storage, Inc., Class A (a)	1,130	12,848
Stratasys Ltd. (a)	801	15,796
Super Micro Computer, Inc. (a)	679	17,959
Synaptics, Inc. (a)	618	34,843
USA Technologies, Inc. (a)	508	2,134

		307,366
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	867	72,611
Columbia Sportswear Co.	483	26,261
Crocs, Inc. (a)	1,319	9,629
Culp, Inc.	147	4,733
Deckers Outdoor Corp. (a)	564	32,486
Delta Apparel, Inc. (a)	133	2,492
Fossil Group, Inc. (a)	748	19,126
G-III Apparel Group Ltd. (a)	762	20,010
Iconix Brand Group, Inc. (a)	796	8,191
Kate Spade & Co. (a)	2,205	40,815
lululemon athletica, Inc. (a)	1,673	112,944

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Movado Group, Inc.	283	$7,683
Oxford Industries, Inc.	248	13,645
Perry Ellis International, Inc. (a)	234	5,520
Sequential Brands Group, Inc. (a)	637	2,949
Skechers U.S.A., Inc., Class A (a)	2,272	57,073
Steven Madden Ltd. (a)	1,050	36,960
Superior Uniform Group, Inc.	125	2,128
Unifi, Inc. (a)	229	6,158
Vera Bradley, Inc. (a)	263	3,014
Vince Holding Corp. (a)	233	711
Wolverine World Wide, Inc.	1,700	39,933

		525,072
Thrifts & Mortgage Finance — 1.3%
Astoria Financial Corp.	1,646	31,126
Banc of California, Inc.	837	13,225
Bank Mutual Corp.	813	7,764
BankFinancial Corp.	225	3,031
Bear State Financial, Inc.	299	3,011
Beneficial Bancorp, Inc.	1,235	22,045
Berkshire Hills Bancorp, Inc.	554	19,612
BofI Holding, Inc. (a)	1,045	30,827
Brookline Bancorp, Inc.	1,145	18,034
BSB Bancorp, Inc. (a)	121	3,358
Capitol Federal Financial, Inc.	2,225	34,376
Charter Financial Corp.	214	3,676
Clifton Bancorp, Inc.	298	4,625
Dime Community Bancshares, Inc.	540	11,556
ESSA Bancorp, Inc.	159	2,517
Essent Group Ltd. (a)	1,429	49,400
EverBank Financial Corp.	1,795	34,877
Federal Agricultural Mortgage Corp., Class C	170	9,462
First Defiance Financial Corp.	157	7,608
Flagstar Bancorp, Inc. (a)	384	9,896
Flushing Financial Corp.	460	12,512
Hingham Institution for Savings	20	3,868
Home Bancorp, Inc.	91	3,237
HomeStreet, Inc. (a)	399	10,454
Impac Mortgage Holdings, Inc. (a)	184	2,543
Kearny Financial Corp.	1,449	22,097
Ladder Capital Corp.	871	11,811
LendingTree, Inc. (a)	111	12,421
Meridian Bancorp, Inc.	786	14,816
Meta Financial Group, Inc.	157	13,792
MGIC Investment Corp. (a)	6,053	64,464
Nationstar Mortgage Holdings, Inc. (a)	525	9,523
NMI Holdings, Inc., Class A (a)	1,022	11,038
Northfield Bancorp, Inc.	679	12,256
Northwest Bancshares, Inc.	1,757	29,992
OceanFirst Financial Corp.	446	12,671
Ocwen Financial Corp. (a)	1,677	8,838
Oritani Financial Corp.	640	11,104
People’s United Financial, Inc.	5,372	100,725
Provident Financial Holdings, Inc.	127	2,353
Provident Financial Services, Inc.	1,122	29,699
Radian Group, Inc.	3,819	70,270
SI Financial Group, Inc.	203	3,055
Southern Missouri Bancorp, Inc.	97	3,265
Territorial Bancorp, Inc.	106	3,357
TFS Financial Corp.	937	16,388
TrustCo Bank Corp. NY	1,487	12,491
United Community Financial Corp.	726	6,178
United Financial Bancorp, Inc.	839	15,144
Walker & Dunlop, Inc. (a)	464	14,574
Washington Federal, Inc.	1,575	51,739
Waterstone Financial, Inc.	437	7,910
Western New England Bancorp, Inc.	317	3,075
WSFS Financial Corp.	531	24,054

		951,740

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	67

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Tobacco — 0.1%
Alliance One International, Inc. (a)	176	$2,931
Turning Point Brands, Inc. (a)	122	1,620
Universal Corp.	379	25,772
Vector Group Ltd.	1,573	34,700

		65,023
Trading Companies & Distributors — 1.4%
Aceto Corp.	491	9,373
Air Lease Corp.	1,675	60,937
Aircastle Ltd.	857	19,111
Applied Industrial Technologies, Inc.	623	37,660
Beacon Roofing Supply, Inc. (a)	1,023	44,777
CAI International, Inc. (a)	303	4,890
DXP Enterprises, Inc. (a)	276	10,438
GATX Corp.	693	40,069
GMS, Inc. (a)	117	3,491
H&E Equipment Services, Inc.	527	13,628
HD Supply Holdings, Inc. (a)	3,476	147,035
Herc Holdings, Inc. (a)	430	21,358
Kaman Corp.	505	25,518
Lawson Products, Inc. (a)	117	3,025
MRC Global, Inc. (a)	1,624	33,373
MSC Industrial Direct Co., Inc., Class A	760	77,634
Neff Corp., Class A (a)	140	2,198
NOW, Inc. (a)	1,851	39,352
Rush Enterprises, Inc., Class A (a)	515	16,866
Rush Enterprises, Inc., Class B (a)	112	3,444
SiteOne Landscape Supply, Inc. (a)	198	7,607
Textainer Group Holdings Ltd.	414	5,962
Titan Machinery, Inc. (a)	258	3,563
Triton International, Ltd.	691	16,819
United Rentals, Inc. (a)	1,523	192,675
Univar, Inc. (a)	749	22,335
Veritiv Corp. (a)	152	8,520
Watsco, Inc.	446	68,122
WESCO International, Inc. (a)	843	59,600
Willis Lease Finance Corp. (a)	56	1,427

		1,000,807
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	1,301	97,562
Wesco Aircraft Holdings, Inc. (a)	910	13,787

		111,349

Common Stocks	Shares	Value
Water Utilities — 0.3%
American States Water Co.	671	$29,376
Aqua America, Inc.	3,054	92,872
AquaVenture Holdings, Ltd. (a)	106	2,044
Artesian Resources Corp., Class A	106	3,289
California Water Service Group	863	29,773
Connecticut Water Service, Inc.	163	8,809
Consolidated Water Co. Ltd.	249	2,565
Middlesex Water Co.	252	9,528
SJW Corp.	265	13,276
York Water Co.	232	8,306

		199,838
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	629	7,359
NII Holdings, Inc. (a)	1,367	3,862
RingCentral, Inc., Class A (a)	1,017	23,747
Shenandoah Telecommunications Co.	866	23,599
Spok Holdings, Inc.	348	7,151
Telephone & Data Systems, Inc.	1,663	50,971
United States Cellular Corp. (a)	243	10,835

		127,524
Total Common Stocks — 98.5%		71,578,655

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp. (a)	502	1,150
Total Long-Term Investments (Cost — $66,335,754) — 98.5%		71,579,805

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (c)(d)	3,704,020	3,704,020
SL Liquidity Series, LLC, Money Market Series, 0.94% (c)(d)(e)	283,228	283,285
Total Short-Term Securities (Cost — $3,987,267) — 5.5%		3,987,305
Total Investments (Cost — $70,323,021) — 104.0%		75,567,110
Liabilities in Excess of Other Assets — (4.0)%		(2,874,137)

Net Assets — 100.0%		$72,692,973

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	$3,704,020	[2]	—	3,704,020	$3,704,020	$2,217		$11	—
BlackRock Premier Government Institutional Fund	$2,735,369	—		(2,735,369)[3]	—	—	980		—	—
PennyMac Mortgage Investment Trust	521	462		—	983	16,662	775		—	$724
SL Liquidity Series, LLC, Money Market Series	136,471	146,757		—	$283,228	283,285	10,300	[4]	10	38
Total						$4,003,967	$14,272		$21	$762

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

[4] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements.

68	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
9	Russell 2000 Mini Index	March 2017	$611,775	$(1,865)
2	S&P MidCap 400 E-Mini Index	March 2017	$337,100	2,284
Total				$419

Derivative Financial Instruments Outstanding as of Period End

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	—	—	$2,284	—	—	—	$2,284

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation	—	—	$1,865	—	—	—	$1,865

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:
Futures contracts		—	—	$194,522	—		—	$194,522
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	$(2,629)	—	—	—	$(2,629)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$938,318

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$71,578,655	—	—	$71,578,655
Rights	—	—	$1,150	1,150
Short-Term Securities	3,704,020	—	—	3,704,020

Subtotal	$75,282,675	—	$1,150	$75,283,825

Investments valued at NAV[2]				283,285

Total				$75,567,110

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	69

Schedule of Investments (concluded)	BlackRock Small/Mid Cap Index Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [3]
Assets:
Equity contracts	$2,284	—	—	$2,284
Liabilities:
Equity contracts	(1,865)	—	—	(1,865)

Total	$419	—	—	$419

[1] See above Schedule of Investments for values in each sector.
2 As of January 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
[3] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

70	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Total Stock Market Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
AAR Corp.	576	$18,426
Aerojet Rocketdyne Holdings, Inc. (a)	1,016	18,400
Aerovironment, Inc. (a)	274	7,176
Arconic, Inc.	9,777	222,818
Astronics Corp. (a)	299	9,810
B/E Aerospace, Inc.	2,279	140,090
Boeing Co.	13,654	2,231,337
Cubic Corp.	548	26,057
Curtiss-Wright Corp.	963	94,432
DigitalGlobe, Inc. (a)	1,557	43,674
Ducommun, Inc. (a)	229	6,785
Engility Holdings, Inc. (a)	406	11,908
Esterline Technologies Corp. (a)	696	59,612
General Dynamics Corp.	5,526	1,000,648
HEICO Corp.	382	29,395
HEICO Corp., Class A	1,542	102,235
Hexcel Corp.	2,007	103,059
Huntington Ingalls Industries, Inc.	999	193,766
KEYW Holding Corp. (a)	934	9,349
KLX, Inc. (a)	1,279	62,658
Kratos Defense & Security Solutions, Inc. (a)	883	7,276
L3 Technologies, Inc.	1,914	303,733
Lockheed Martin Corp.	5,802	1,458,217
Moog, Inc., Class A (a)	1,056	69,559
National Presto Industries, Inc.	82	8,725
Northrop Grumman Corp.	3,756	860,425
Orbital ATK, Inc.	1,348	117,209
Raytheon Co.	6,719	968,611
Rockwell Collins, Inc.	2,879	261,298
Sparton Corp. (a)	231	5,008
Spirit Aerosystems Holdings, Inc., Class A	2,664	159,973
Taser International, Inc. (a)	1,444	36,071
Teledyne Technologies, Inc. (a)	688	84,535
Textron, Inc.	6,038	286,020
TransDigm Group, Inc.	1,107	239,555
Triumph Group, Inc.	1,299	34,748
United Technologies Corp.	17,732	1,944,668
Vectrus, Inc. (a)	359	8,092

		11,245,358
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. (a)	816	13,162
Atlas Air Worldwide Holdings, Inc. (a)	475	25,056
C.H. Robinson Worldwide, Inc.	3,114	236,851
Echo Global Logistics, Inc. (a)	550	13,063
Expeditors International of Washington, Inc.	3,924	204,362
FedEx Corp.	5,682	1,074,523
Forward Air Corp.	560	26,986
Hub Group, Inc., Class A (a)	632	28,029
Park-Ohio Holdings Corp.	132	5,920
Radiant Logistics, Inc. (a)	1,065	3,909
United Parcel Service, Inc., Class B	15,836	1,728,183
XPO Logistics, Inc. (a)	2,256	100,933

		3,460,977
Airlines — 0.6%
Alaska Air Group, Inc.	2,678	251,250
Allegiant Travel Co.	307	52,804
American Airlines Group, Inc.	12,046	533,035
Copa Holdings SA, Class A	806	78,577
Delta Air Lines, Inc.	17,521	827,692
Hawaiian Holdings, Inc. (a)	1,184	60,325
JetBlue Airways Corp. (a)	7,418	145,467
SkyWest, Inc.	966	34,196
Southwest Airlines Co.	14,520	759,541
Spirit Airlines, Inc. (a)	1,641	88,680
United Continental Holdings, Inc. (a)	7,170	505,270

		3,336,837

Common Stocks	Shares	Value
Auto Components — 0.5%
Adient PLC (a)	2,281	$144,821
Allison Transmission Holdings, Inc.	3,103	108,543
American Axle & Manufacturing Holdings, Inc. (a)	1,972	40,229
BorgWarner, Inc.	4,943	201,823
Cooper Tire & Rubber Co.	1,248	45,240
Cooper-Standard Holding, Inc. (a)	383	40,322
Dana, Inc.	3,424	68,959
Delphi Automotive PLC	6,171	432,340
Dorman Products, Inc. (a)	620	42,792
Fox Factory Holding Corp. (a)	691	17,897
Gentex Corp.	6,260	130,771
Gentherm, Inc. (a)	724	25,630
Goodyear Tire & Rubber Co.	6,066	196,478
Horizon Global Corp. (a)	519	10,157
Johnson Controls International PLC	20,805	915,004
LCI Industries	539	59,155
Lear Corp.	1,684	239,280
Metaldyne Performance Group, Inc.	260	6,136
Modine Manufacturing Co. (a)	686	9,330
Motorcar Parts of America, Inc. (a)	249	6,531
Spartan Motors, Inc.	620	4,898
Standard Motor Products, Inc.	386	19,250
Stoneridge, Inc. (a)	452	7,417
Strattec Security Corp.	195	6,006
Superior Industries International, Inc.	483	11,133
Tenneco, Inc. (a)	1,503	101,377
Tower International, Inc.	322	8,436
Visteon Corp. (a)	826	73,985

		2,973,940
Automobiles — 0.6%
Ford Motor Co.	88,306	1,091,462
General Motors Co.	31,797	1,164,088
Harley-Davidson, Inc.	4,062	231,696
Tesla Motors, Inc. (a)	2,848	717,497
Thor Industries, Inc.	1,051	108,779
Winnebago Industries, Inc.	515	16,171

		3,329,693
Banks — 6.6%
1st Source Corp.	180	8,120
ACNB Corp.	387	11,610
Allegiance Bancshares, Inc. (a)	408	13,240
American National Bankshares, Inc.	234	8,307
Ameris Bancorp	882	39,778
Ames National Corp.	233	7,526
Arrow Financial Corp.	430	15,179
Associated Banc-Corp	3,670	92,851
Bancfirst Corp.	95	8,963
Banco Latinoamericano de Comercio Exterior SA	516	14,035
BancorpSouth, Inc.	2,073	61,568
Bank of America Corp.	235,130	5,323,343
Bank of Hawaii Corp.	882	75,773
Bank of the Ozarks, Inc.	1,875	102,881
BankUnited, Inc.	2,121	81,022
Banner Corp.	592	33,223
Bar Harbor Bankshares	1,443	62,525
BB&T Corp.	18,323	846,339
Blue Hills Bancorp, Inc.	840	15,960
BNC Bancorp	1,442	50,831
BOK Financial Corp.	589	48,439
Boston Private Financial Holdings, Inc.	4,725	77,963
Bridge Bancorp, Inc.	369	13,339
Bryn Mawr Bank Corp.	476	19,064
Camden National Corp.	528	21,901
Capital Bank Financial Corp., Class A	303	11,938
Cardinal Financial Corp.	474	14,865

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	71

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Banks (continued)
Carolina Financial Corp.	506	$15,155
Cathay General Bancorp	2,019	73,572
Centerstate Banks, Inc.	3,196	77,950
Central Pacific Financial Corp.	427	13,378
Chemical Financial Corp.	1,425	70,438
CIT Group, Inc.	4,529	186,550
Citigroup, Inc.	63,756	3,559,498
Citizens & Northern Corp.	322	7,651
Citizens Financial Group, Inc.	11,677	422,357
City Holding Co.	249	16,207
CoBiz Financial, Inc.	792	13,876
Codorus Valley Bancorp, Inc.	295	7,573
Columbia Banking System, Inc.	991	39,402
Comerica, Inc.	3,790	255,939
Commerce Bancshares, Inc.	1,992	112,608
Community Bank System, Inc.	1,056	61,628
Community Trust Bancorp, Inc.	312	14,430
ConnectOne Bancorp, Inc.	619	15,289
CU Bancorp (a)	561	20,336
Cullen/Frost Bankers, Inc.	1,116	99,770
Customers Bancorp, Inc. (a)	320	11,027
CVB Financial Corp.	3,868	87,185
Eagle Bancorp, Inc. (a)	521	31,911
East West Bancorp, Inc.	3,363	172,993
Enterprise Financial Services Corp.	346	14,411
Farmers Capital Bank Corp.	262	9,733
FCB Financial Holdings, Inc., Class A (a)	513	24,085
Fidelity Southern Corp.	744	17,298
Fifth Third Bancorp	16,772	437,749
Financial Institutions, Inc.	439	14,465
First Bancorp, Inc.	314	8,478
First Bancorp, North Carolina	584	17,094
First BanCorp, Puerto Rico (a)	1,903	12,788
First Busey Corp.	408	11,934
First Business Financial Services, Inc.	443	10,734
First Citizens BancShares, Inc., Class A	164	60,145
First Commonwealth Financial Corp.	1,105	15,603
First Community Bancshares, Inc.	576	16,762
First Community Financial Partners, Inc. (a)	703	8,366
First Financial Bancorp	1,627	44,824
First Financial Bankshares, Inc.	1,943	82,869
First Financial Corp.	269	13,006
First Foundation, Inc. (a)	1,126	16,327
First Hawaiian, Inc.	374	12,338
First Horizon National Corp.	5,041	100,820
First Interstate Bancsystem, Inc., Class A	383	15,760
First Merchants Corp.	616	23,611
First Midwest Bancorp, Inc.	3,356	81,484
First NBC Bank Holding Co. (a)	204	816
First of Long Island Corp.	640	17,344
First Republic Bank	3,188	300,724
FNB Corp.	5,076	75,835
Franklin Financial Network, Inc. (a)	413	15,921
Fulton Financial Corp.	2,904	52,853
German American Bancorp, Inc.	417	20,012
Glacier Bancorp, Inc.	2,406	85,485
Great Southern Bancorp, Inc.	266	13,313
Great Western Bancorp, Inc.	1,678	71,735
Hancock Holding Co.	816	37,414
Hanmi Financial Corp.	471	15,614
Heartland Financial USA, Inc.	347	16,240
Heritage Commerce Corp.	1,357	19,052
Heritage Financial Corp.	731	18,641
Home BancShares, Inc.	2,685	72,334
HomeTrust Bancshares, Inc. (a)	642	15,890
Hope Bancorp, Inc.	3,638	76,071
Horizon Bancorp	598	15,327

Common Stocks	Shares	Value
Banks (continued)
Huntington Bancshares, Inc.	22,957	$310,608
Iberiabank Corp.	1,353	111,149
Independent Bank Corp.	1,342	46,252
Independent Bank Group, Inc.	156	9,695
International Bancshares Corp.	909	33,724
Investors Bancorp, Inc.	6,086	87,334
JPMorgan Chase & Co.	83,335	7,052,641
KeyCorp	23,724	426,320
Lakeland Bancorp, Inc.	1,021	18,940
Lakeland Financial Corp.	316	14,037
LCNB Corp.	345	7,763
LegacyTexas Financial Group, Inc.	863	35,659
M&T Bank Corp.	3,310	538,107
Macatawa Bank Corp.	816	8,340
MainSource Financial Group, Inc.	511	16,791
MB Financial, Inc.	1,595	71,025
MBT Financial Corp.	784	8,467
Mercantile Bank Corp.	497	16,053
Merchants Bancshares, Inc.	158	8,058
Middleburg Financial Corp.	417	14,320
MutualFirst Financial, Inc.	253	7,906
National Bank Holdings Corp., Class A	665	21,613
National Bankshares, Inc.	185	8,057
NBT Bancorp, Inc.	716	29,170
Nicolet Bankshares, Inc. (a)	324	15,704
OFG Bancorp	1,049	13,899
Old Line Bancshares, Inc.	322	8,633
Old National Bancorp	2,410	42,778
Opus Bank	316	6,431
Orrstown Financial Services, Inc.	348	7,639
Pacific Continental Corp.	915	22,692
Pacific Premier Bancorp, Inc. (a)	500	19,675
PacWest Bancorp	2,573	142,544
Park National Corp.	310	34,345
Park Sterling Corp.	2,049	23,973
Peapack Gladstone Financial Corp.	523	15,797
Penns Woods Bancorp, Inc.	162	7,484
Peoples Bancorp, Inc.	664	20,617
Peoples Financial Services Corp.	169	7,267
Pinnacle Financial Partners, Inc.	1,031	68,922
PNC Financial Services Group, Inc. (b)	11,332	1,365,053
Popular, Inc.	2,812	124,937
Preferred Bank	405	22,441
Premier Financial Bancorp, Inc.	400	7,328
PrivateBancorp, Inc.	1,663	90,900
Prosperity Bancshares, Inc.	1,572	114,174
QCR Holdings, Inc.	413	17,325
Regions Financial Corp.	27,992	403,365
Renasant Corp.	687	27,343
Republic First Bancorp, Inc. (a)	1,213	9,158
S&T Bancorp, Inc.	563	21,180
Sandy Spring Bancorp, Inc.	402	16,470
Seacoast Banking Corp. of Florida (a)	515	11,217
ServisFirst Bancshares, Inc.	1,364	54,615
Signature Bank (a)	1,190	187,449
Simmons First National Corp., Class A	548	32,962
South State Corp.	686	61,328
Southside Bancshares, Inc.	1,883	64,323
Southwest Bancorp, Inc.	219	6,066
State Bank Financial Corp.	612	16,181
Sterling Bancorp	3,268	77,942
Stock Yards Bancorp, Inc.	496	22,221
Stonegate Bank	463	21,071
Suffolk Bancorp	407	16,858
Summit Financial Group, Inc.	488	12,761
SunTrust Banks, Inc.	11,116	631,611
SVB Financial Group (a)	1,131	194,792

See Notes to Financial Statements.

72	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Banks (continued)
Synovus Financial Corp.	2,536	$105,700
TCF Financial Corp.	4,103	71,187
Texas Capital Bancshares, Inc. (a)	1,429	117,893
Tompkins Financial Corp.	237	21,460
TowneBank	886	28,529
Trico Bancshares	439	16,186
Tristate Capital Holdings, Inc. (a)	771	17,116
Triumph Bancorp, Inc. (a)	569	15,391
Trustmark Corp.	1,081	36,343
UMB Financial Corp.	908	70,043
Umpqua Holdings Corp.	4,658	85,288
Union Bankshares Corp.	1,170	43,009
Union Bankshares, Inc. (c)	330	13,695
United Bankshares, Inc.	1,511	67,693
United Community Banks, Inc.	1,961	55,163
Univest Corp. of Pennsylvania	396	11,147
US Bancorp	37,097	1,953,157
Valley National Bancorp	6,763	81,900
Washington Trust Bancorp, Inc.	276	15,042
WashingtonFirst Bankshares, Inc.	301	8,383
Webster Financial Corp.	1,967	103,307
Wells Fargo & Co.	104,646	5,894,709
WesBanco, Inc.	1,029	42,704
Westamerica BanCorp	648	36,774
Western Alliance Bancorp (a)	1,950	96,291
Wintrust Financial Corp.	1,095	78,402
Yadkin Financial Corp.	842	26,944
Zions Bancorporation	4,494	189,602

		36,773,169
Beverages — 1.6%
Boston Beer Co., Inc., Class A (a)	166	25,514
Brown-Forman Corp., Class A	1,148	53,703
Brown-Forman Corp., Class B	4,214	192,158
Coca-Cola Bottling Co. Consolidated	89	15,027
Coca-Cola Co.	89,451	3,718,478
Constellation Brands, Inc., Class A	3,752	561,899
Craft Brew Alliance, Inc. (a)	284	4,317
Dr. Pepper Snapple Group, Inc.	4,143	377,842
MGP Ingredients, Inc.	219	9,283
Molson Coors Brewing Co., Class B	3,878	374,305
Monster Beverage Corp. (a)	9,576	407,938
National Beverage Corp.	227	11,393
PepsiCo, Inc.	33,128	3,438,024
Primo Water Corp. (a)	879	11,357

		9,201,238
Biotechnology — 2.9%
AbbVie, Inc.	37,228	2,275,003
ACADIA Pharmaceuticals, Inc. (a)	2,668	92,286
Acceleron Pharma, Inc. (a)	555	13,475
Achillion Pharmaceuticals, Inc. (a)	2,422	10,100
Acorda Therapeutics, Inc. (a)	1,558	31,939
Adamas Pharmaceuticals, Inc. (a)	202	3,206
Aduro Biotech, Inc. (a)	478	5,664
Advaxis, Inc. (a)	420	3,763
Aevi Genomic Medicine, Inc. (a)	709	3,375
Agenus, Inc. (a)	860	3,440
Agios Pharmaceuticals, Inc. (a)	616	26,506
Aimmune Therapeutics, Inc. (a)	432	7,897
Akebia Therapeutics, Inc. (a)	437	4,383
Alder Biopharmaceuticals, Inc. (a)	843	17,324
Alexion Pharmaceuticals, Inc. (a)	5,017	655,622
Alkermes PLC (a)	3,521	190,521
Alnylam Pharmaceuticals, Inc. (a)	2,085	83,379
AMAG Pharmaceuticals, Inc. (a)	692	16,677
Amgen, Inc.	17,267	2,705,394

Common Stocks	Shares	Value
Biotechnology (continued)
Amicus Therapeutics, Inc. (a)	2,618	$14,399
Anavex Life Sciences Corp. (a)(c)	580	2,610
Applied Genetic Technologies Corp. (a)	171	1,240
Aptevo Therapeutics, Inc. (a)	323	643
AquaBounty Technologies, Inc. (a)	16	221
Ardelyx, Inc. (a)	547	6,564
Arena Pharmaceuticals, Inc. (a)	3,789	5,835
Ariad Pharmaceuticals, Inc. (a)	4,169	99,306
Array BioPharma, Inc. (a)	3,222	35,023
Arrowhead Pharmaceuticals, Inc. (a)	681	1,321
Atara Biotherapeutics, Inc. (a)	449	6,039
Athersys, Inc. (a)	1,234	1,345
Avexis, Inc. (a)	61	3,403
Axovant Sciences Ltd. (a)	290	3,553
Bellicum Pharmaceuticals, Inc. (a)	229	3,064
BioCryst Pharmaceuticals, Inc. (a)	2,094	13,192
Biogen, Inc. (a)	5,034	1,395,626
BioMarin Pharmaceutical, Inc. (a)	3,835	336,061
Biospecifics Technologies Corp. (a)	73	3,744
BioTime, Inc. (a)	1,303	4,078
Bluebird Bio, Inc. (a)	1,050	78,225
Blueprint Medicines Corp. (a)	404	13,768
Cara Therapeutics, Inc. (a)	462	7,078
Celgene Corp. (a)	17,658	2,050,977
Celldex Therapeutics, Inc. (a)	2,655	8,655
Cellular Biomedicine Group, Inc. (a)	281	3,484
ChemoCentryx, Inc. (a)	482	3,504
Chimerix, Inc. (a)	931	5,065
Clovis Oncology, Inc. (a)	806	52,229
Coherus Biosciences, Inc. (a)	566	15,791
Concert Pharmaceuticals, Inc. (a)	219	1,938
Curis, Inc. (a)	1,975	5,668
Cytokinetics, Inc. (a)	407	4,253
CytomX Therapeutics, Inc. (a)	253	2,940
Dynavax Technologies Corp. (a)	478	1,960
Eagle Pharmaceuticals, Inc. (a)	156	10,797
Edge Therapeutics, Inc. (a)	255	2,456
Editas Medicine, Inc. (a)(c)	30	523
Emergent Biosolutions, Inc. (a)	869	26,305
Enanta Pharmaceuticals, Inc. (a)	421	13,946
Epizyme, Inc. (a)	581	6,100
Esperion Therapeutics, Inc. (a)	354	4,290
Exact Sciences Corp. (a)	2,903	55,012
Exelixis, Inc. (a)	5,307	96,163
FibroGen, Inc. (a)	1,025	23,216
Five Prime Therapeutics, Inc. (a)	764	34,999
Flexion Therapeutics, Inc. (a)	493	9,564
Foundation Medicine, Inc. (a)	293	5,728
Genomic Health, Inc. (a)	261	7,172
Geron Corp. (a)	2,354	4,896
Gilead Sciences, Inc.	30,410	2,203,204
Global Blood Therapeutics, Inc. (a)	145	2,342
Halozyme Therapeutics, Inc. (a)	3,170	36,613
Heron Therapeutics, Inc. (a)	376	4,888
Idera Pharmaceuticals, Inc. (a)	2,309	3,233
Ignyta, Inc. (a)	481	2,357
ImmunoGen, Inc. (a)	2,093	4,898
Immunomedics, Inc. (a)	1,402	6,309
Incyte Corp. (a)	3,758	455,507
Innoviva, Inc. (a)	2,582	27,369
Inotek Pharmaceuticals Corp. (a)	326	522
Inovio Pharmaceuticals, Inc. (a)	806	5,320
Insmed, Inc. (a)	1,242	18,344
Insys Therapeutics, Inc. (a)(c)	259	2,652
Intercept Pharmaceuticals, Inc. (a)	320	35,120
Intrexon Corp. (a)	1,092	23,107

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	73

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Invitae Corp., cost $28,390,380) (Acquired 10/08/14, cost (a)	635	$5,315
Ionis Pharmaceuticals, Inc. (a)	2,778	123,621
Ironwood Pharmaceuticals, Inc. (a)	3,329	47,871
Juno Therapeutics, Inc. (a)	1,860	39,692
Karyopharm Therapeutics, Inc. (a)	521	5,392
Keryx Biopharmaceuticals, Inc. (a)	1,317	6,572
Kite Pharma, Inc. (a)(c)	1,099	56,016
La Jolla Pharmaceutical Co. (a)	192	3,734
Lexicon Pharmaceuticals, Inc. (a)	862	12,352
Ligand Pharmaceuticals, Inc. (a)	551	58,412
Lion Biotechnologies, Inc. (a)	1,066	7,728
Loxo Oncology, Inc. (a)	149	5,845
MacroGenics, Inc. (a)	529	9,771
MannKind Corp. (a)	2,524	1,777
MediciNova, Inc. (a)	353	1,963
Merrimack Pharmaceuticals, Inc. (a)	2,034	6,326
MiMedx Group, Inc. (a)	1,930	15,594
Minerva Neurosciences, Inc. (a)	223	2,364
Momenta Pharmaceuticals, Inc. (a)	1,073	20,280
Myriad Genetics, Inc. (a)	1,797	29,075
Natera, Inc. (a)	274	2,455
Neurocrine Biosciences, Inc. (a)	2,159	92,643
NewLink Genetics Corp. (a)	181	2,203
Novavax, Inc. (a)	5,716	7,488
OncoMed Pharmaceuticals, Inc. (a)	75	620
Ophthotech Corp. (a)	521	2,480
OPKO Health, Inc. (a)	7,590	65,957
Organovo Holdings, Inc. (a)	1,130	4,170
Otonomy, Inc. (a)	261	3,824
OvaScience, Inc. (a)	115	182
PDL BioPharma, Inc.	4,251	9,352
Pfenex, Inc. (a)	404	3,224
Portola Pharmaceuticals, Inc. (a)	1,510	41,147
Progenics Pharmaceuticals, Inc. (a)	1,204	10,740
Protagonist Therapeutics, Inc. (a)	153	2,760
Prothena Corp. PLC (a)	661	32,363
PTC Therapeutics, Inc. (a)	727	9,524
Puma Biotechnology, Inc. (a)	555	17,982
Radius Health, Inc. (a)	623	27,113
Regeneron Pharmaceuticals, Inc. (a)	1,797	645,644
REGENXBIO, Inc. (a)	258	4,773
Regulus Therapeutics, Inc. (a)	434	521
Repligen Corp. (a)	657	19,736
Retrophin, Inc. (a)	615	12,066
Rigel Pharmaceuticals, Inc. (a)	1,849	3,846
Sage Therapeutics, Inc. (a)	816	39,152
Sangamo Therapeutics, Inc. (a)	1,093	3,826
Sarepta Therapeutics, Inc. (a)	974	30,252
Seattle Genetics, Inc. (a)	2,268	136,624
Seres Therapeutics, Inc. (a)	199	1,968
Sorrento Therapeutics, Inc. (a)	164	886
Spark Therapeutics, Inc. (a)	361	22,765
Spectrum Pharmaceuticals, Inc. (a)	1,047	4,879
Stemline Therapeutics, Inc. (a)	346	3,529
Synergy Pharmaceuticals, Inc. (a)	3,590	25,381
Synthetic Biologics, Inc. (a)	1,301	1,103
TESARO, Inc. (a)	681	110,894
Tetraphase Pharmaceuticals, Inc. (a)	851	3,259
TG Therapeutics, Inc. (a)	479	2,299
Trevena, Inc. (a)	537	3,748
Ultragenyx Pharmaceutical, Inc. (a)	938	70,359
United Therapeutics Corp. (a)	1,031	168,703
Vanda Pharmaceuticals, Inc. (a)	666	9,424
Versartis, Inc. (a)	676	9,667
Vertex Pharmaceuticals, Inc. (a)	5,710	490,318
XBiotech, Inc. (a)(c)	186	2,120

Common Stocks	Shares	Value
Biotechnology (continued)
Xencor, Inc. (a)	1,364	$32,504
ZIOPHARM Oncology, Inc. (a)(c)	2,000	11,840

		16,143,721
Building Products — 0.3%
AAON, Inc.	790	26,820
Advanced Drainage Systems, Inc.	647	15,593
Allegion PLC	2,215	145,459
American Woodmark Corp. (a)	274	19,509
AO Smith Corp.	3,326	162,142
Apogee Enterprises, Inc.	558	31,851
Armstrong Flooring, Inc. (a)	377	7,928
Armstrong World Industries, Inc. (a)	1,159	46,302
Builders FirstSource, Inc. (a)	1,712	18,421
Caesarstone Ltd. (a)	516	15,661
Continental Building Products, Inc. (a)	596	13,857
CSW Industrials, Inc. (a)	435	15,899
Fortune Brands Home & Security, Inc.	3,478	191,742
Gibraltar Industries, Inc. (a)	600	26,340
Griffon Corp.	454	11,554
Insteel Industries, Inc.	261	9,667
Lennox International, Inc.	894	140,188
Masco Corp.	7,504	247,257
Masonite International Corp. (a)	1,175	78,255
NCI Building Systems, Inc. (a)	625	10,000
Owens Corning	2,609	144,147
Patrick Industries, Inc. (a)	267	21,827
PGT Innovations, Inc. (a)	761	8,752
Ply Gem Holdings, Inc. (a)	364	5,879
Quanex Building Products Corp.	446	8,809
Simpson Manufacturing Co., Inc.	1,080	47,002
Trex Co., Inc. (a)	730	49,443
Universal Forest Products, Inc.	485	49,329
USG Corp. (a)	2,327	71,183

		1,640,816
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (a)	1,193	181,766
Ameriprise Financial, Inc.	3,572	401,028
Artisan Partners Asset Management, Inc., Class A	738	21,365
Associated Capital Group, Inc., Class A	152	5,350
B. Riley Financial, Inc.	227	4,279
Bank of New York Mellon Corp.	23,793	1,064,261
BGC Partners, Inc., Class A	5,772	63,896
BlackRock, Inc. (b)	2,852	1,066,591
Charles Schwab Corp.	26,728	1,102,263
CME Group, Inc.	7,716	934,253
Cohen & Steers, Inc.	390	13,607
Cowen Group, Inc., Class A (a)	773	11,595
Diamond Hill Investment Group, Inc.	56	11,323
Donnelley Financial Solutions, Inc. (a)	406	9,776
E*Trade Financial Corp. (a)	6,375	238,744
Eaton Vance Corp.	2,759	115,685
Evercore Partners, Inc., Class A	930	72,029
Federated Investors, Inc., Class B	1,311	34,099
Financial Engines, Inc.	1,437	55,396
Franklin Resources, Inc.	8,259	328,213
Gain Capital Holdings, Inc.	726	5,452
Goldman Sachs Group, Inc.	8,822	2,023,061
Greenhill & Co., Inc.	453	13,386
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	739	13,509
HFF, Inc., Class A	701	20,806
Houlihan Lokey, Inc.	453	14,088
INTL. FCStone, Inc. (a)	199	7,339
Invesco Ltd.	9,422	272,484
Janus Capital Group, Inc.	3,891	48,638

See Notes to Financial Statements.

74	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
KCG Holdings, Inc., Class A (a)	920	$12,852
Ladenburg Thalmann Financial Services, Inc. (a)	380	874
Lazard Ltd., Class A	3,007	127,737
Legg Mason, Inc.	2,813	89,144
LPL Financial Holdings, Inc.	2,333	91,687
Marcus & Millichap, Inc. (a)	477	12,292
Moelis & Co., Class A	295	10,060
Morgan Stanley	32,687	1,388,871
Northern Trust Corp.	4,633	384,354
OM Asset Management PLC	855	12,056
Oppenheimer Holdings, Inc., Class A	269	4,600
Piper Jaffray Cos. (a)	266	18,753
PJT Partners, Inc., Class A	381	12,097
Raymond James Financial, Inc.	2,874	215,349
Safeguard Scientifics, Inc. (a)	589	7,097
SEI Investments Co.	2,908	141,067
State Street Corp.	8,997	685,571
Stifel Financial Corp. (a)	1,834	92,305
T. Rowe Price Group, Inc.	5,541	373,685
TD Ameritrade Holding Corp.	5,695	262,824
Virtu Financial, Inc., Class A	804	14,110
Virtus Investment Partners, Inc.	98	10,682
Waddell & Reed Financial, Inc., Class A	2,763	49,872
Westwood Holdings Group, Inc.	168	9,395
WisdomTree Investments, Inc.	2,265	23,330

		12,204,946
Chemicals — 2.2%
A. Schulman, Inc.	547	18,872
AdvanSix, Inc. (a)	1,613	41,438
Air Products & Chemicals, Inc.	4,443	620,954
Albemarle Corp.	2,536	234,935
American Vanguard Corp.	632	10,870
Ashland Global Holdings, Inc.	1,362	162,119
Axalta Coating Systems Ltd. (a)	4,856	140,824
Balchem Corp.	746	63,589
Cabot Corp.	1,678	92,911
Calgon Carbon Corp.	890	14,107
Celanese Corp., Series A	3,302	278,689
CF Industries Holdings, Inc.	5,349	188,766
Chase Corp.	109	9,592
Chemours Co.	4,126	109,009
Chemtura Corp. (a)	1,580	52,298
Codexis, Inc. (a)	807	3,833
Dow Chemical Co.	25,642	1,529,032
E.I. du Pont de Nemours & Co.	20,025	1,511,888
Eastman Chemical Co.	3,349	259,548
Ecolab, Inc.	5,862	704,202
Ferro Corp. (a)	1,490	21,069
Flotek Industries, Inc. (a)	1,115	11,786
FMC Corp.	2,958	177,953
GCP Applied Technologies, Inc. (a)	1,898	51,151
Hawkins, Inc.	210	11,267
HB Fuller Co.	1,285	63,440
Huntsman Corp.	4,632	94,446
Ingevity Corp. (a)	1,059	58,870
Innophos Holdings, Inc.	357	17,364
Innospec, Inc.	470	33,535
International Flavors & Fragrances, Inc.	1,797	210,626
KMG Chemicals, Inc.	107	3,944
Koppers Holdings, Inc. (a)	1,213	49,066
Kraton Corp. (a)	594	15,955
Landec Corp. (a)	899	11,327
LSB Industries, Inc. (a)	74	630
LyondellBasell Industries NV, Class A	7,883	735,247
Minerals Technologies, Inc.	798	63,960
Monsanto Co.	9,991	1,082,125

Common Stocks	Shares	Value
Chemicals (continued)
Mosaic Co.	8,024	$251,713
NewMarket Corp.	165	71,143
Olin Corp.	3,854	101,013
OMNOVA Solutions, Inc. (a)	1,355	12,331
Platform Specialty Products Corp. (a)	4,855	58,940
PolyOne Corp.	2,489	84,900
PPG Industries, Inc.	6,035	603,560
Praxair, Inc.	6,507	770,689
Quaker Chemical Corp.	362	46,517
Rayonier Advanced Materials, Inc.	841	11,412
RPM International, Inc.	3,020	157,825
Scotts Miracle-Gro Co., Class A	1,001	92,062
Sensient Technologies Corp.	1,195	91,716
Sherwin-Williams Co.	1,824	554,149
Stepan Co.	356	27,807
TerraVia Holdings, Inc. (a)	1,012	982
Trecora Resources (a)	733	9,089
Tredegar Corp.	681	15,152
Trinseo SA	561	36,325
Tronox Ltd., Class A	1,229	15,387
Valspar Corp.	1,756	194,337
Westlake Chemical Corp.	854	52,871
WR Grace & Co.	1,645	114,064

		12,135,221
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,274	51,457
ACCO Brands Corp. (a)	2,042	26,036
Aqua Metals, Inc. (a)	1,057	11,796
ARC Document Solutions, Inc. (a)	941	4,432
Brink’s Co.	1,070	47,615
Casella Waste Systems, Inc., Class A (a)	782	9,040
Ceco Environmental Corp.	925	12,136
Cintas Corp.	1,904	221,073
Clean Harbors, Inc. (a)	1,173	65,101
Copart, Inc. (a)	2,102	119,267
Covanta Holding Corp.	3,235	52,083
Deluxe Corp.	1,071	78,022
Encore Capital Group, Inc. (a)	330	10,214
Ennis, Inc.	495	8,366
Essendant, Inc.	636	13,286
G&K Services, Inc., Class A	453	43,515
Healthcare Services Group, Inc.	1,716	68,211
Heritage-Crystal Clean, Inc. (a)	397	5,935
Herman Miller, Inc.	1,453	45,334
HNI Corp.	1,046	52,729
InnerWorkings, Inc. (a)	577	5,545
Interface, Inc.	1,200	21,840
Iron Mountain, Inc.	5,730	205,134
KAR Auction Services, Inc.	3,005	136,878
Kimball International, Inc., Class B	1,050	17,567
Knoll, Inc.	939	24,517
LSC Communications, Inc.	406	10,645
McGrath RentCorp	1,491	57,075
Mobile Mini, Inc.	1,241	40,395
MSA Safety, Inc.	774	55,225
Multi-Color Corp.	716	55,275
Pitney Bowes, Inc.	4,306	68,552
Quad/Graphics, Inc.	390	10,214
Republic Services, Inc.	4,870	279,441
Rollins, Inc.	2,129	75,069
RR Donnelley & Sons Co.	1,032	17,699
Steelcase, Inc., Class A	2,295	38,556
Stericycle, Inc. (a)	1,902	146,720
Sykes Enterprises, Inc. (a)	779	21,757
Team, Inc. (a)	528	17,741
Tetra Tech, Inc.	1,295	56,591

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	75

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
TRC Cos., Inc. (a)	473	$4,399
U.S. Ecology, Inc.	462	23,678
UniFirst Corp.	464	59,346
Viad Corp.	392	17,189
VSE Corp.	300	11,184
Waste Management, Inc.	9,800	681,100
West Corp.	787	19,100

		3,124,080
Communications Equipment — 1.1%
ADTRAN, Inc.	877	19,206
Applied Optoelectronics, Inc. (a)	273	8,397
Arista Networks, Inc. (a)	862	81,028
ARRIS International PLC (a)	4,421	126,352
Bel Fuse, Inc., Class B	206	6,551
Black Box Corp.	669	8,931
Brocade Communications Systems, Inc.	9,056	112,928
CalAmp Corp. (a)	488	7,330
Calix, Inc. (a)	1,374	9,893
Ciena Corp. (a)	3,484	84,801
Cisco Systems, Inc.	115,129	3,536,763
Clearfield, Inc. (a)	214	3,681
CommScope Holding Co., Inc. (a)	2,790	105,518
Comtech Telecommunications Corp.	769	8,251
Digi International, Inc. (a)	916	11,954
EchoStar Corp., Class A (a)	1,063	54,139
Extreme Networks, Inc. (a)	2,054	11,359
F5 Networks, Inc. (a)	1,490	199,705
Finisar Corp. (a)	2,523	74,605
Harmonic, Inc. (a)	2,232	11,830
Harris Corp.	2,815	289,129
Infinera Corp. (a)	4,027	36,283
InterDigital, Inc.	833	77,802
Ixia (a)	1,123	21,842
Juniper Networks, Inc.	8,498	227,576
KVH Industries, Inc. (a)	368	3,827
Loral Space & Communications, Inc. (a)	204	8,313
Lumentum Holdings, Inc. (a)	1,209	45,881
Motorola Solutions, Inc.	3,927	316,948
NETGEAR, Inc. (a)	814	46,317
Oclaro, Inc. (a)	2,007	19,689
Palo Alto Networks, Inc. (a)	2,000	295,120
Plantronics, Inc.	930	52,619
ShoreTel, Inc. (a)	1,555	10,807
Silicom, Ltd.	179	6,553
Sonus Networks, Inc. (a)	1,319	8,415
Ubiquiti Networks, Inc. (a)	493	30,763
ViaSat, Inc. (a)	1,226	79,580
Viavi Solutions, Inc. (a)	6,068	54,309

		6,114,995
Construction & Engineering — 0.2%
AECOM (a)	3,399	125,525
Aegion Corp. (a)	2,164	50,335
Argan, Inc.	230	16,963
Chicago Bridge & Iron Co. NV	2,644	87,807
Comfort Systems USA, Inc.	787	26,640
Dycom Industries, Inc. (a)	696	56,139
EMCOR Group, Inc.	1,403	97,775
Fluor Corp.	3,184	176,712
Granite Construction, Inc.	918	51,527
Great Lakes Dredge & Dock Corp. (a)	1,265	6,578
IES Holdings, Inc. (a)	192	3,744
Jacobs Engineering Group, Inc. (a)	2,695	157,792
KBR, Inc.	3,434	58,412
Layne Christensen Co. (a)	427	4,454
MasTec, Inc. (a)	1,468	54,683
MYR Group, Inc. (a)	480	18,466

Common Stocks	Shares	Value
Construction & Engineering (continued)
NV5 Global Inc. (a)	93	$3,790
Orion Group Holdings, Inc. (a)	507	5,324
Primoris Services Corp.	732	18,168
Quanta Services, Inc. (a)	3,211	115,243
Tutor Perini Corp. (a)	738	21,992

		1,158,069
Construction Materials — 0.2%
Eagle Materials, Inc.	1,025	107,194
Headwaters, Inc. (a)	1,754	40,640
Martin Marietta Materials, Inc.	1,410	323,736
Summit Materials, Inc., Class A (a)	1,903	47,765
US Concrete, Inc. (a)	263	17,227
Vulcan Materials Co.	2,917	374,339

		910,901
Consumer Discretionary — 0.0%
American Outdoor Brands Corp. (a)	1,541	32,823
SP Plus Corp. (a)	321	8,892

		41,715
Consumer Finance — 0.8%
Ally Financial, Inc.	10,199	215,403
American Express Co.	18,323	1,399,511
Capital One Financial Corp.	10,818	945,385
Credit Acceptance Corp. (a)(c)	264	54,194
Discover Financial Services	9,302	644,443
Enova International, Inc. (a)	433	6,105
Ezcorp, Inc., Class A (a)	876	8,672
Green Dot Corp., Class A (a)	809	21,681
Navient Corp.	6,422	96,587
Nelnet, Inc., Class A	380	18,632
OneMain Holdings, Inc. (a)	1,024	22,917
PRA Group, Inc. (a)	1,617	64,357
Regional Management Corp. (a)	217	5,427
Santander Consumer USA Holdings, Inc. (a)	2,774	36,672
SLM Corp. (a)	12,060	143,273
Synchrony Financial	18,987	680,114
World Acceptance Corp. (a)	213	10,452

		4,373,825
Containers & Packaging — 0.5%
Aptargroup, Inc.	1,305	95,226
Avery Dennison Corp.	1,917	139,979
Ball Corp.	3,827	291,847
Bemis Co., Inc.	2,239	109,084
Berry Plastics Group, Inc. (a)	2,767	141,200
Crown Holdings, Inc. (a)	3,127	169,390
Graphic Packaging Holding Co.	7,110	88,946
Greif, Inc., Class A	953	54,874
International Paper Co.	9,210	521,286
Multi Packaging Solutions International Ltd. (a)	375	6,683
Myers Industries, Inc.	350	4,830
Owens-Illinois, Inc. (a)	4,255	80,420
Packaging Corp. of America	2,123	195,698
Sealed Air Corp.	4,419	214,321
Silgan Holdings, Inc.	735	43,005
Sonoco Products Co.	2,231	122,593
UFP Technologies, Inc. (a)	191	4,765
WestRock Co.	5,624	300,097

		2,584,244
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,195	41,741
Genuine Parts Co.	3,241	313,761
LKQ Corp. (a)	6,849	218,552
Pool Corp.	895	94,476

		668,530

See Notes to Financial Statements.

76	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Diversified Consumer Services — 0.2%
2U, Inc. (a)	688	$23,420
American Public Education, Inc. (a)	306	7,436
Apollo Education Group, Inc. (a)	1,545	15,435
Ascent Capital Group, Inc., Class A (a)	65	1,007
Bright Horizons Family Solutions, Inc. (a)	1,113	78,867
Capella Education Co.	507	43,349
Career Education Corp. (a)	1,520	14,850
Carriage Services, Inc.	331	8,589
Collectors Universe, Inc.	191	3,948
DeVry Education Group, Inc.	1,501	50,284
Graham Holdings Co., Class B	93	48,318
Grand Canyon Education, Inc. (a)	1,000	58,980
H&R Block, Inc.	4,843	103,931
Hillenbrand, Inc.	1,417	51,791
Houghton Mifflin Harcourt Co. (a)	3,459	39,087
K12, Inc. (a)	695	13,851
LifeLock, Inc. (a)	2,041	48,902
Matthews International Corp., Class A	706	47,620
Regis Corp. (a)	590	8,213
Service Corp. International	4,141	120,627
ServiceMaster Global Holdings, Inc. (a)	2,988	110,496
Sotheby’s (a)	1,241	49,280
Strayer Education, Inc. (a)	164	13,284
Weight Watchers International, Inc. (a)(c)	256	3,187

		964,752
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B (a)	43,251	7,099,219
CBOE Holdings, Inc.	1,847	147,058
FactSet Research Systems, Inc.	916	158,514
FNFV Group (a)	2,019	26,247
Interactive Brokers Group, Inc., Class A	1,812	67,660
Intercontinental Exchange, Inc.	13,485	786,985
Leucadia National Corp.	7,432	177,253
MarketAxess Holdings, Inc.	814	152,421
Marlin Business Services Corp.	218	5,003
Moody’s Corp.	3,841	398,196
Morningstar, Inc.	330	25,130
MSCI, Inc.	2,056	170,134
Nasdaq, Inc.	2,464	173,811
On Deck Capital, Inc. (a)	454	2,284
PHH Corp. (a)	1,066	15,542
PICO Holdings, Inc. (a)	421	5,999
S&P Global, Inc.	6,011	722,402
Voya Financial, Inc.	4,530	182,197

		10,316,055
Diversified Telecommunication Services — 2.2%
8x8, Inc. (a)	3,052	48,374
AT&T, Inc.	140,936	5,941,862
ATN International, Inc.	207	16,620
CenturyLink, Inc.	11,623	300,571
Cincinnati Bell, Inc. (a)	747	17,144
Cogent Communications Holdings, Inc.	1,020	42,636
Consolidated Communications Holdings, Inc.	1,206	31,730
Fairpoint Communications, Inc. (a)	393	7,271
Frontier Communications Corp.	26,001	90,744
General Communication, Inc., Class A (a)	528	10,623
Globalstar, Inc. (a)(c)	4,973	7,857
Hawaiian Telcom Holdco, Inc. (a)	433	10,751
IDT Corp., Class B	292	5,606
Inteliquent, Inc.	621	14,221
Iridium Communications, Inc. (a)	1,532	15,473
Level 3 Communications, Inc. (a)	6,531	388,333
Lumos Networks Corp. (a)	416	6,436
ORBCOMM, Inc. (a)	751	6,136
pdvWireless, Inc. (a)	207	4,409

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
SBA Communications Corp. (a)	2,823	$297,149
Straight Path Communications, Inc., Class B (a)	159	5,571
Verizon Communications, Inc.	93,368	4,575,966
Vonage Holdings Corp. (a)	5,249	37,216
Windstream Holdings, Inc. (c)	1,642	13,267
Zayo Group Holdings, Inc. (a)	3,643	116,430

		12,012,396
Electric Utilities — 1.6%
ALLETE, Inc.	1,629	106,455
American Electric Power Co., Inc.	11,200	717,472
Avangrid, Inc.	1,026	39,809
Duke Energy Corp.	15,841	1,244,152
Edison International	7,043	513,294
El Paso Electric Co.	757	34,746
Entergy Corp.	3,989	285,772
Eversource Energy	7,083	391,832
Exelon Corp.	20,198	724,704
FirstEnergy Corp.	9,808	297,379
Great Plains Energy, Inc.	4,900	134,995
Hawaiian Electric Industries, Inc.	3,349	112,124
IDACORP, Inc.	1,438	115,069
MGE Energy, Inc.	789	50,220
NextEra Energy, Inc.	10,548	1,304,998
OGE Energy Corp.	4,356	146,100
Otter Tail Corp.	899	34,027
Pinnacle West Capital Corp.	2,365	183,595
PNM Resources, Inc.	1,430	49,192
Portland General Electric Co.	2,619	114,215
PPL Corp.	15,342	534,515
Southern Co.	21,583	1,066,848
Spark Energy, Inc., Class A	146	3,774
Unitil Corp.	397	18,171
Westar Energy, Inc.	3,085	168,719
Xcel Energy, Inc.	11,335	468,362

		8,860,539
Electrical Equipment — 0.6%
Acuity Brands, Inc.	990	205,158
Allied Motion Technologies, Inc.	178	3,923
AMETEK, Inc.	5,109	261,070
AZZ, Inc.	702	41,804
Babcock & Wilcox Enterprises, Inc. (a)	834	13,878
Brady Corp., Class A	832	30,243
Eaton Corp. PLC	10,343	732,078
Emerson Electric Co.	14,539	852,858
Encore Wire Corp.	372	15,717
Energous Corp. (a)(c)	545	7,881
EnerSys	1,136	88,551
Franklin Electric Co., Inc.	1,139	45,959
Generac Holdings, Inc. (a)	1,440	57,974
General Cable Corp.	903	18,331
Hubbell, Inc.	1,114	135,997
II-VI, Inc. (a)	1,436	52,414
LSI Industries, Inc.	297	2,827
Plug Power, Inc. (a)(c)	1,890	2,003
Powell Industries, Inc.	173	6,657
Preformed Line Products Co.	83	4,532
Regal-Beloit Corp.	1,187	86,176
Rockwell Automation, Inc.	2,892	427,987
Sunrun, Inc. (a)	588	3,111
Thermon Group Holdings, Inc. (a)	457	9,487

		3,106,616
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	6,675	450,496
Anixter International, Inc. (a)	670	57,285

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	77

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc. (a)	2,022	$148,657
Avnet, Inc.	2,960	137,462
AVX Corp.	510	8,262
Badger Meter, Inc.	507	19,545
Belden, Inc.	1,078	82,435
Benchmark Electronics, Inc. (a)	2,189	66,983
CDW Corp.	3,700	190,587
Cognex Corp.	1,844	124,581
Coherent, Inc. (a)	571	90,064
Control4 Corp. (a)	363	3,913
Corning, Inc.	21,271	563,469
CTS Corp.	459	9,869
Daktronics, Inc.	624	6,340
Dolby Laboratories, Inc., Class A	1,174	56,246
Electro Scientific Industries, Inc. (a)	703	4,619
Fabrinet (a)	1,162	48,955
FARO Technologies, Inc. (a)	224	8,310
Fitbit, Inc., Series A (a)	2,526	15,181
FLIR Systems, Inc.	2,839	100,302
Insight Enterprises, Inc. (a)	683	25,360
InvenSense, Inc. (a)	1,536	19,446
IPG Photonics Corp. (a)	815	93,717
Itron, Inc. (a)	986	60,836
Jabil Circuit, Inc.	4,200	100,716
Keysight Technologies, Inc. (a)	3,773	139,865
Kimball Electronics, Inc. (a)	871	14,894
Knowles Corp. (a)	1,663	29,967
Littelfuse, Inc.	526	82,956
Maxwell Technologies, Inc. (a)	878	4,179
Mercury Systems, Inc. (a)	711	23,975
Mesa Laboratories, Inc.	63	7,506
Methode Electronics, Inc.	948	39,863
MTS Systems Corp.	301	17,488
National Instruments Corp.	2,646	83,137
Novanta, Inc. (a)	537	12,002
OSI Systems, Inc. (a)	325	24,268
Park Electrochemical Corp.	658	12,061
Plexus Corp. (a)	864	46,915
Radisys Corp. (a)	1,745	7,695
Rogers Corp. (a)	597	47,730
Sanmina Corp. (a)	1,905	74,200
ScanSource, Inc. (a)	458	18,114
SYNNEX Corp.	663	79,679
Tech Data Corp. (a)	766	65,539
Trimble, Inc. (a)	5,756	170,493
TTM Technologies, Inc. (a)	2,582	38,291
Universal Display Corp. (a)	998	65,868
Vishay Intertechnology, Inc.	3,295	54,697
Vishay Precision Group, Inc. (a)	235	3,913
Zebra Technologies Corp., Class A (a)	1,207	100,990

		3,759,921
Energy Equipment & Services — 1.1%
Archrock, Inc.	1,293	18,878
Atwood Oceanics, Inc. (a)	1,144	13,911
Baker Hughes, Inc.	9,903	624,681
Bristow Group, Inc.	553	9,766
CARBO Ceramics, Inc. (a)	1,879	26,682
Dawson Geophysical Co. (a)	321	2,542
Diamond Offshore Drilling, Inc. (a)	1,152	18,870
Dril-Quip, Inc. (a)	906	56,353
Ensco PLC, Class A	7,902	86,290
Era Group, Inc. (a)	614	9,615
Exterran Corp. (a)	755	23,420
Fairmount Santrol Holdings, Inc. (a)	2,774	34,731
Forum Energy Technologies, Inc. (a)	1,055	22,894
Frank’s International NV	468	5,541

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Geospace Technologies Corp. (a)	309	$7,212
Halliburton Co.	19,477	1,101,814
Helix Energy Solutions Group, Inc. (a)	2,186	18,537
Helmerich & Payne, Inc.	2,193	156,054
Hornbeck Offshore Services, Inc. (a)	88	638
Matrix Service Co. (a)	641	14,358
McDermott International, Inc. (a)	4,928	39,917
Nabors Industries Ltd.	7,211	117,179
National Oilwell Varco, Inc.	8,487	320,894
Natural Gas Services Group, Inc. (a)	149	4,276
Newpark Resources, Inc. (a)	1,377	10,396
Noble Corp. PLC	6,973	47,068
Oceaneering International, Inc.	2,768	77,089
Oil States International, Inc. (a)	1,277	50,442
Parker Drilling Co. (a)	1,353	3,450
Patterson-UTI Energy, Inc.	3,011	84,428
PHI, Inc. (a)	118	1,870
Pioneer Energy Services Corp. (a)	3,963	24,967
RigNet, Inc. (a)	264	5,214
Rowan Cos. PLC, Class A (a)	3,264	58,491
RPC, Inc.	1,370	29,482
Schlumberger Ltd.	31,806	2,662,480
SEACOR Holdings, Inc. (a)	311	22,880
Seadrill Ltd. (a)(c)	7,260	13,576
Superior Energy Services, Inc. (a)	4,664	82,413
Tesco Corp. (a)	1,478	12,711
TETRA Technologies, Inc. (a)	1,785	8,854
Transocean Ltd. (a)	8,132	113,604
Unit Corp. (a)	973	25,298
Weatherford International PLC (a)	23,537	122,628

		6,192,394
Food & Staples Retailing — 1.7%
Andersons, Inc.	506	19,101
Casey’s General Stores, Inc.	852	97,895
Chefs’ Warehouse, Inc. (a)	397	6,630
Costco Wholesale Corp.	9,957	1,632,450
CVS Health Corp.	24,547	1,934,549
Diplomat Pharmacy, Inc. (a)	690	9,481
Ingles Markets, Inc., Class A	278	12,579
Kroger Co.	21,651	735,268
Natural Grocers by Vitamin Cottage, Inc. (a)	357	4,512
Performance Food Group Co. (a)	681	15,084
PriceSmart, Inc.	389	32,948
Rite Aid Corp. (a)	23,919	134,425
Smart & Final Stores, Inc. (a)	347	4,979
SpartanNash Co.	667	25,253
Sprouts Farmers Market, Inc. (a)	3,238	60,453
Supervalu, Inc. (a)	4,842	18,981
Sysco Corp.	11,922	625,428
U.S. Foods Holding Corp. (a)	779	21,189
United Natural Foods, Inc. (a)	1,207	55,160
Village Super Market, Inc., Class A	168	5,089
Wal-Mart Stores, Inc.	34,613	2,310,072
Walgreens Boots Alliance, Inc.	19,655	1,610,531
Weis Markets, Inc.	138	8,203
Whole Foods Market, Inc.	7,231	218,521

		9,598,781
Food Products — 1.6%
AdvancePierre Foods Holdings, Inc.	402	11,139
Amplify Snack Brands, Inc. (a)(c)	258	2,485
Archer-Daniels-Midland Co.	12,980	574,495
B&G Foods, Inc.	1,561	69,230
Blue Buffalo Pet Products, Inc. (a)	1,104	26,772
Bunge Ltd.	3,380	233,930
Cal-Maine Foods, Inc. (c)	578	24,103

See Notes to Financial Statements.

78	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Food Products (continued)
Calavo Growers, Inc.	294	$16,258
Campbell Soup Co.	4,169	259,437
Conagra Brands, Inc.	9,834	384,411
Darling Ingredients, Inc. (a)	4,145	49,740
Dean Foods Co.	2,435	48,359
Farmer Bros Co. (a)	293	10,196
Flowers Foods, Inc.	4,297	86,413
Fresh Del Monte Produce, Inc.	1,062	60,800
Freshpet, Inc. (a)	494	5,508
General Mills, Inc.	13,557	847,041
Hain Celestial Group, Inc. (a)	2,408	95,260
Hershey Co.	3,158	333,074
Hormel Foods Corp.	6,124	222,301
Ingredion, Inc.	1,560	199,976
Inventure Foods, Inc. (a)	551	3,300
J&J Snack Foods Corp.	400	51,028
J.M. Smucker Co.	2,592	352,123
John B Sanfilippo & Son, Inc.	174	11,447
Kellogg Co.	5,643	410,303
Kraft Heinz Co.	13,682	1,221,666
Lamb Weston Holdings, Inc.	3,302	123,363
Lancaster Colony Corp.	420	55,041
Limoneira Co.	296	5,032
McCormick & Co., Inc.	2,557	244,321
Mead Johnson Nutrition Co.	4,287	302,062
Mondelez International, Inc., Class A	34,208	1,514,730
Omega Protein Corp. (a)	425	10,604
Pilgrim’s Pride Corp.	1,080	20,671
Pinnacle Foods, Inc.	2,487	132,284
Post Holdings, Inc. (a)	1,468	122,842
Sanderson Farms, Inc.	495	45,045
Seneca Foods Corp., Class A (a)	168	6,023
Snyders-Lance, Inc.	1,855	71,195
Tootsie Roll Industries, Inc.	246	9,213
TreeHouse Foods, Inc. (a)	1,170	88,780
Tyson Foods, Inc., Class A	6,572	412,656
WhiteWave Foods Co. (a)	3,933	216,551

		8,991,208
Gas Utilities — 0.2%
Atmos Energy Corp.	2,168	165,158
Chesapeake Utilities Corp.	423	27,664
National Fuel Gas Co.	1,655	92,929
New Jersey Resources Corp.	2,331	87,879
Northwest Natural Gas Co.	1,112	65,497
ONE Gas, Inc.	1,081	69,854
South Jersey Industries, Inc.	2,044	67,452
Southwest Gas Corp.	1,295	104,338
Spire, Inc.	1,112	72,280
UGI Corp.	3,754	174,073
WGL Holdings, Inc.	1,230	100,786

		1,027,910
Health Care Equipment & Supplies — 2.3%
Abaxis, Inc.	413	21,044
Abbott Laboratories	39,182	1,636,632
ABIOMED, Inc. (a)	919	97,754
Accuray, Inc. (a)	2,245	12,909
Alere, Inc. (a)	2,151	79,587
Align Technology, Inc. (a)	1,602	146,887
Analogic Corp.	235	18,248
AngioDynamics, Inc. (a)	820	13,198
Anika Therapeutics, Inc. (a)	299	15,111
AtriCure, Inc. (a)	723	11,763
Atrion Corp.	20	9,772
AxoGen, Inc. (a)	532	5,799
Baxter International, Inc.	10,454	500,851

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	4,778	$847,092
Boston Scientific Corp. (a)	30,765	740,206
C.R. Bard, Inc.	1,651	391,832
Cantel Medical Corp.	828	64,095
Cardiovascular Systems, Inc. (a)	623	15,388
Cerus Corp. (a)	1,475	6,284
ConforMIS, Inc. (a)	375	3,113
CONMED Corp.	528	23,544
Cooper Cos., Inc.	1,055	194,764
CryoLife, Inc. (a)	601	11,419
Cutera, Inc. (a)	240	4,440
Cynosure, Inc., Class A (a)	485	25,899
Dentsply Sirona, Inc.	5,176	293,479
DexCom, Inc. (a)	1,962	155,292
Edwards Lifesciences Corp. (a)	4,819	463,781
Endologix, Inc. (a)	1,592	10,921
Exactech, Inc. (a)	193	4,757
GenMark Diagnostics, Inc. (a)	801	9,716
Glaukos Corp. (a)	323	13,314
Globus Medical, Inc., Class A (a)	1,950	51,402
Haemonetics Corp. (a)	1,356	54,050
Halyard Health, Inc. (a)	1,343	51,665
Hill-Rom Holdings, Inc.	1,527	89,895
Hologic, Inc. (a)	6,384	258,744
ICU Medical, Inc. (a)	362	49,630
IDEXX Laboratories, Inc. (a)	1,999	244,538
Inogen, Inc. (a)	305	19,633
Insulet Corp. (a)	1,480	61,568
Integra LifeSciences Holdings Corp. (a)	1,456	60,759
Intuitive Surgical, Inc. (a)	858	594,328
Invacare Corp.	859	9,879
InVivo Therapeutics Holdings Corp. (a)	784	3,724
K2M Group Holdings, Inc. (a)	494	10,038
LeMaitre Vascular, Inc.	180	4,088
Masimo Corp. (a)	936	68,871
Medtronic PLC	32,184	2,446,628
Meridian Bioscience, Inc.	886	11,607
Merit Medical Systems, Inc. (a)	800	20,320
Natus Medical, Inc. (a)	623	24,328
Neogen Corp. (a)	901	59,502
Nevro Corp. (a)	602	52,386
Novocure Ltd. (a)	1,006	6,388
NuVasive, Inc. (a)	1,351	95,610
NxStage Medical, Inc. (a)	1,886	50,733
Ocular Therapeutix, Inc. (a)	390	2,558
OraSure Technologies, Inc. (a)	891	7,859
Orthofix International NV (a)	352	12,651
Oxford Immunotec Global PLC (a)	422	5,701
Quidel Corp. (a)	467	8,864
ResMed, Inc.	3,158	213,291
Rockwell Medical, Inc. (a)(c)	732	4,253
RTI Surgical, Inc. (a)	1,373	4,462
Spectranetics Corp. (a)	819	21,171
STAAR Surgical Co. (a)	712	7,049
Stryker Corp.	7,669	947,352
SurModics, Inc. (a)	407	9,849
Teleflex, Inc.	1,014	170,078
Utah Medical Products, Inc.	90	5,598
Varex Imaging Corp. (a)	870	25,024
Varian Medical Systems, Inc. (a)	2,176	168,966
Vascular Solutions, Inc. (a)	317	17,736
West Pharmaceutical Services, Inc.	1,569	132,784
Wright Medical Group NV (a)	3,158	79,518
Zeltiq Aesthetics, Inc. (a)	924	40,970
Zimmer Biomet Holdings, Inc.	4,208	497,933

		12,632,872

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	79

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. (a)	1,710	$65,613
Addus HomeCare Corp. (a)	156	5,327
Adeptus Health, Inc., Class A (a)	127	911
Aetna, Inc.	7,755	919,821
Air Methods Corp. (a)	995	35,521
Almost Family, Inc. (a)	340	16,065
Amedisys, Inc. (a)	535	24,514
AmerisourceBergen Corp.	3,742	326,602
AMN Healthcare Services, Inc. (a)	1,123	40,260
Anthem, Inc.	6,010	926,381
BioTelemetry, Inc. (a)	528	12,170
Brookdale Senior Living, Inc. (a)	4,520	67,664
Capital Senior Living Corp. (a)	492	8,202
Cardinal Health, Inc.	7,417	555,978
Centene Corp. (a)	3,782	239,287
Chemed Corp.	377	62,616
Cigna Corp.	5,764	842,812
Civitas Solutions, Inc. (a)	124	2,269
Community Health Systems, Inc. (a)	2,135	13,664
Corvel Corp. (a)	227	8,705
Cross Country Healthcare, Inc. (a)	730	10,563
DaVita, Inc. (a)	3,759	239,636
Ensign Group, Inc.	699	14,218
Envision Healthcare Corp. (a)	2,630	178,840
Express Scripts Holding Co. (a)	14,432	994,076
Genesis Healthcare, Inc. (a)	1,147	4,714
HCA Holdings, Inc. (a)	6,922	555,698
HealthEquity, Inc. (a)	849	39,266
HealthSouth Corp.	2,739	106,328
Henry Schein, Inc. (a)	1,818	290,625
HMS Holdings Corp. (a)	1,582	28,729
Humana, Inc.	3,389	672,716
Integer Holdings Corp. (a)	576	18,662
Kindred Healthcare, Inc.	1,627	10,820
Laboratory Corp. of America Holdings (a)	2,361	316,870
Landauer, Inc.	189	9,705
LHC Group, Inc. (a)	270	13,535
LifePoint Health, Inc. (a)	1,198	71,101
Magellan Health, Inc. (a)	689	51,641
McKesson Corp.	5,134	714,396
MEDNAX, Inc. (a)	1,967	134,444
Molina Healthcare, Inc. (a)	1,032	58,535
National Healthcare Corp.	195	14,596
Nobilis Health Corp. (a)	1,564	3,363
Owens & Minor, Inc.	1,771	63,543
Patterson Cos., Inc.	2,273	94,580
Penumbra, Inc. (a)	669	47,867
PharMerica Corp. (a)	536	13,293
Premier, Inc., Class A (a)	1,479	47,121
Providence Service Corp. (a)	166	6,416
Quest Diagnostics, Inc.	3,102	285,136
Quorum Health Corp. (a)	712	6,258
RadNet, Inc. (a)	791	4,588
Select Medical Holdings Corp. (a)	2,053	25,560
Surgery Partners, Inc. (a)	153	2,831
Surgical Care Affiliates, Inc. (a)	500	28,250
Team Health Holdings, Inc. (a)	1,410	61,279
Teladoc, Inc. (a)	206	4,120
Tenet Healthcare Corp. (a)	2,167	38,118
Tivity Health, Inc. (a)	640	16,416
Triple-S Management Corp., Class B (a)	307	5,867
U.S. Physical Therapy, Inc.	224	15,714
UnitedHealth Group, Inc.	21,412	3,470,885
Universal American Corp. (a)	1,250	12,425
Universal Health Services, Inc., Class B	1,932	217,601
VCA, Inc. (a)	1,733	157,010
WellCare Health Plans, Inc. (a)	1,030	149,906

		13,502,243

Common Stocks	Shares	Value
Health Care Technology — 0.1%
athenahealth, Inc. (a)	939	$118,305
Castlight Health, Inc., Class B (a)	894	2,771
Cerner Corp. (a)	6,679	358,729
Computer Programs & Systems, Inc.	171	3,865
Cotiviti Holdings, Inc. (a)	325	11,004
Evolent Health, Inc., Class A (a)	139	2,530
HealthStream, Inc. (a)	385	8,840
Inovalon Holdings, Inc., Class A (a)	906	10,464
Medidata Solutions, Inc. (a)	1,317	65,244
Omnicell, Inc. (a)	643	23,084
Quality Systems, Inc. (a)	929	13,944
Veeva Systems, Inc., Class A (a)	2,251	95,285
Vocera Communications, Inc. (a)	531	11,018

		725,083
Hotels, Restaurants & Leisure — 1.9%
Aramark	5,511	186,492
Belmond Ltd., Class A (a)	1,504	20,830
Biglari Holdings, Inc. (a)	20	8,864
BJ’s Restaurants, Inc. (a)	523	18,593
Bloomin’ Brands, Inc.	2,096	35,863
Bob Evans Farms, Inc.	387	21,838
Boyd Gaming Corp. (a)	1,494	30,358
Brinker International, Inc.	1,020	45,390
Buffalo Wild Wings, Inc. (a)	294	44,394
Caesars Acquisition Co., Class A (a)	944	14,160
Caesars Entertainment Corp. (a)	1,014	9,075
Carnival Corp.	9,041	500,691
Carrols Restaurant Group, Inc. (a)	896	12,858
Cheesecake Factory, Inc.	1,100	66,286
Chipotle Mexican Grill, Inc. (a)	649	273,515
Choice Hotels International, Inc.	809	44,899
Churchill Downs, Inc.	346	49,599
Chuy’s Holdings, Inc. (a)	256	7,526
ClubCorp Holdings, Inc.	1,347	22,226
Cracker Barrel Old Country Store, Inc.	444	70,179
Darden Restaurants, Inc.	2,604	190,821
Dave & Buster’s Entertainment, Inc. (a)	911	49,613
Del Frisco’s Restaurant Group, Inc. (a)	854	14,945
Del Taco Restaurants, Inc. (a)	678	9,248
Denny’s Corp. (a)	1,350	16,430
DineEquity, Inc.	333	22,837
Domino’s Pizza, Inc.	1,122	195,834
Dunkin’ Brands Group, Inc.	2,053	106,489
El Pollo Loco Holdings, Inc. (a)	399	4,968
Eldorado Resorts, Inc. (a)	405	6,278
Extended Stay America, Inc.	1,447	23,456
Fiesta Restaurant Group, Inc. (a)	480	12,624
Golden Entertainment, Inc.	302	3,328
Habit Restaurants, Inc., Class A (a)	422	6,119
Hilton Grand Vacations, Inc. (a)	1,042	30,562
Hilton Worldwide Holdings, Inc.	4,064	234,005
Hyatt Hotels Corp., Class A (a)	964	52,740
ILG, Inc.	2,894	54,841
International Game Technology PLC	2,458	64,916
International Speedway Corp., Class A	397	14,550
Intrawest Resorts Holdings, Inc. (a)	223	4,596
Isle of Capri Casinos, Inc. (a)	670	15,953
Jack in the Box, Inc.	727	78,458
La Quinta Holdings, Inc. (a)	1,573	22,226
Las Vegas Sands Corp.	8,370	440,095
Marcus Corp.	514	15,240
Marriott International, Inc., Class A	7,369	623,417
Marriott Vacations Worldwide Corp.	580	50,158
McDonald’s Corp.	19,122	2,343,784
MGM Resorts International (a)	10,820	311,616
Monarch Casino & Resort, Inc. (a)	228	5,417

See Notes to Financial Statements.

80	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Nathan’s Famous, Inc. (a)	78	$4,875
Norwegian Cruise Line Holdings Ltd. (a)	3,804	178,788
Panera Bread Co., Class A (a)	523	109,338
Papa John’s International, Inc.	627	53,433
Penn National Gaming, Inc. (a)	1,613	22,227
Pinnacle Entertainment, Inc. (a)	1,064	16,386
Planet Fitness, Inc., Class A	452	9,510
Popeyes Louisiana Kitchen, Inc. (a)	397	25,086
Potbelly Corp. (a)	715	9,295
Red Robin Gourmet Burgers, Inc. (a)	269	12,791
Red Rock Resorts, Inc., Class A	727	17,070
Royal Caribbean Cruises Ltd.	3,735	349,708
Ruby Tuesday, Inc. (a)	1,314	2,575
Ruth’s Hospitality Group, Inc.	527	9,038
Ryman Hospitality Properties, Inc.	1,083	66,258
Scientific Games Corp., Class A (a)	1,050	17,850
SeaWorld Entertainment, Inc.	1,271	23,018
Shake Shack, Inc., Class A (a)	304	10,734
Six Flags Entertainment Corp.	1,572	93,660
Sonic Corp.	1,583	39,417
Starbucks Corp.	32,766	1,809,339
Texas Roadhouse, Inc.	1,686	78,635
Vail Resorts, Inc.	878	150,612
Wendy’s Co.	4,960	67,109
Wingstop, Inc.	315	8,968
Wyndham Worldwide Corp.	2,539	200,733
Wynn Resorts Ltd.	1,768	179,328
Yum China Holdings, Inc. (a)	7,884	216,652
Yum! Brands, Inc.	7,900	517,687
Zoe’s Kitchen, Inc. (a)	407	8,885

		10,818,205
Household Durables — 0.6%
Bassett Furniture Industries, Inc.	182	5,132
Beazer Homes USA, Inc. (a)	349	4,977
CalAtlantic Group, Inc.	2,025	70,612
Cavco Industries, Inc. (a)	160	15,720
Century Communities, Inc. (a)	541	12,308
CSS Industries, Inc.	356	8,765
D.R. Horton, Inc.	7,624	228,034
Ethan Allen Interiors, Inc.	482	14,026
Flexsteel Industries, Inc.	220	11,189
Garmin Ltd.	2,594	125,264
GoPro, Inc., Class A (a)(c)	1,770	19,028
Green Brick Partners, Inc. (a)	414	3,974
Harman International Industries, Inc.	1,609	178,856
Helen of Troy Ltd. (a)	880	82,104
Hooker Furniture Corp.	333	11,056
Hovnanian Enterprises, Inc., Class A (a)	2,660	6,304
Installed Building Products, Inc. (a)	348	14,233
iRobot Corp. (a)	675	40,878
KB Home	2,137	35,004
La-Z-Boy, Inc.	896	25,626
Leggett & Platt, Inc.	2,745	130,991
Lennar Corp., Class A	4,143	184,985
Lennar Corp., Class B	259	9,314
LGI Homes, Inc. (a)	223	6,926
Libbey, Inc.	628	10,745
Lifetime Brands, Inc.	222	3,319
M/I Homes, Inc. (a)	425	10,685
MDC Holdings, Inc.	713	19,280
Meritage Homes Corp. (a)	1,018	37,411
Mohawk Industries, Inc. (a)	1,328	286,636
NACCO Industries, Inc., Class A	95	7,006
New Home Co., Inc. (a)	329	3,435
Newell Brands, Inc.	10,601	501,745
NVR, Inc. (a)	78	144,924

Common Stocks	Shares	Value
Household Durables (continued)
PulteGroup, Inc.	7,569	$162,809
Taylor Morrison Home Corp., Class A (a)	547	10,612
Tempur Sealy International, Inc. (a)	1,277	54,911
Toll Brothers, Inc. (a)	3,440	107,878
TopBuild Corp. (a)	712	26,422
TRI Pointe Group, Inc. (a)	3,712	45,546
Tupperware Brands Corp.	1,230	74,243
Universal Electronics, Inc. (a)	483	28,738
WCI Communities, Inc. (a)	617	14,438
Whirlpool Corp.	1,647	288,044
William Lyon Homes, Class A (a)	595	10,502
ZAGG, Inc. (a)	555	3,719

		3,098,354
Household Products — 1.5%
Central Garden & Pet Co. (a)	682	22,404
Central Garden and Pet Co., Class A (a)	912	28,071
Church & Dwight Co., Inc.	5,783	261,507
Clorox Co.	2,865	343,800
Colgate-Palmolive Co.	19,818	1,279,846
Energizer Holdings, Inc.	1,436	72,475
HRG Group, Inc. (a)	2,266	38,137
Kimberly-Clark Corp.	8,175	990,238
Oil-Dri Corp. of America	141	4,744
Orchids Paper Products Co.	354	9,668
Procter & Gamble Co.	58,563	5,130,119
Spectrum Brands Holdings, Inc.	579	77,233
WD-40 Co.	268	28,180

		8,286,422
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	14,901	170,468
Atlantic Power Corp. (a)	4,381	10,295
Atlantica Yield PLC	1,316	28,163
Calpine Corp. (a)	8,469	99,934
Dynegy, Inc. (a)	3,577	34,160
NRG Energy, Inc.	8,441	139,614
NRG Yield, Inc., Class A	765	12,431
NRG Yield, Inc., Class C	989	16,764
Ormat Technologies, Inc.	964	51,767
Pattern Energy Group, Inc.	1,245	24,576
TerraForm Global, Inc., Class A (a)	891	3,920
TerraForm Power, Inc., Class A (a)	1,562	18,541

		610,633
Industrial Conglomerates — 2.2%
3M Co.	13,462	2,353,427
BWX Technologies, Inc.	2,153	89,328
Carlisle Cos., Inc.	1,383	150,899
Danaher Corp.	13,821	1,159,858
General Electric Co.	210,805	6,260,908
Honeywell International, Inc.	17,396	2,058,295
Raven Industries, Inc.	668	16,733
Roper Technologies, Inc.	2,236	428,977
Seaboard Corp. (a)	4	15,400
Standex International Corp.	278	24,242

		12,558,067
Insurance — 2.8%
Aflac, Inc.	9,227	645,798
Alleghany Corp. (a)	228	139,438
Allied World Assurance Co. Holdings AG	2,169	115,239
Allstate Corp.	8,430	634,020
American Equity Investment Life Holding Co.	1,135	26,786
American Financial Group, Inc.	1,591	137,096
American International Group, Inc.	23,393	1,503,234
American National Insurance Co.	143	16,672
AMERISAFE, Inc.	355	22,383

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	81

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Insurance (continued)
AmTrust Financial Services, Inc.	2,434	$64,233
Aon PLC	5,929	668,198
Arch Capital Group Ltd. (a)	3,002	265,227
Argo Group International Holdings Ltd.	725	46,364
Arthur J Gallagher & Co.	3,923	211,175
Aspen Insurance Holdings Ltd.	2,318	130,735
Assurant, Inc.	1,296	125,880
Assured Guaranty Ltd.	3,178	123,656
Axis Capital Holdings Ltd.	2,100	134,421
Baldwin & Lyons, Inc., Class B	404	9,696
Brown & Brown, Inc.	2,515	105,957
Chubb Ltd.	10,620	1,396,424
Cincinnati Financial Corp.	3,353	236,655
Citizens, Inc. (a)	1,392	12,890
CNA Financial Corp.	602	25,073
CNO Financial Group, Inc.	2,178	41,186
Crawford & Co., Class B	288	3,491
eHealth, Inc. (a)	206	2,526
EMC Insurance Group, Inc.	502	14,633
Employers Holdings, Inc.	1,780	64,881
Endurance Specialty Holdings Ltd.	1,429	132,454
Enstar Group Ltd. (a)	410	79,397
Erie Indemnity Co., Class A	538	60,315
Everest Re Group Ltd.	513	112,824
FBL Financial Group, Inc., Class A	849	59,260
Federated National Holding Co.	170	3,118
First American Financial Corp.	2,427	91,207
FNF Group	5,982	211,524
Genworth Financial, Inc., Class A (a)	4,655	15,641
Greenlight Capital Re Ltd., Class A (a)	575	12,995
Hanover Insurance Group, Inc.	1,020	85,619
Hartford Financial Services Group, Inc.	8,824	429,817
Heritage Insurance Holdings, Inc.	585	8,295
Hilltop Holdings, Inc.	1,395	38,195
Horace Mann Educators Corp.	1,675	69,261
Independence Holding Co.	268	5,333
Infinity Property & Casualty Corp.	337	29,268
Investors Title Co.	51	6,198
James River Group Holdings Ltd.	302	11,974
Kemper Corp.	1,892	81,734
Lincoln National Corp.	5,437	367,052
Loews Corp.	6,045	281,576
Maiden Holdings Ltd.	1,108	19,667
Markel Corp. (a)	310	286,750
Marsh & McLennan Cos., Inc.	11,825	804,337
MBIA, Inc. (a)	2,769	28,244
MetLife, Inc.	21,390	1,163,830
National General Holdings Corp.	1,074	26,302
National Western Life Group, Inc., Class A	54	15,830
Navigators Group, Inc.	534	29,984
Old Republic International Corp.	5,173	107,598
OneBeacon Insurance Group Ltd., Class A	795	12,903
Primerica, Inc.	675	50,929
Principal Financial Group, Inc.	6,046	345,166
ProAssurance Corp.	1,196	65,062
Progressive Corp.	13,236	495,556
Prudential Financial, Inc.	10,123	1,064,029
Reinsurance Group of America, Inc.	1,167	146,423
RenaissanceRe Holdings Ltd.	433	59,027
RLI Corp.	1,127	66,966
Safety Insurance Group, Inc.	141	10,110
Selective Insurance Group, Inc.	533	22,226
State Auto Financial Corp.	446	11,266
State National Cos., Inc.	765	10,526
Third Point Reinsurance Ltd. (a)	1,141	13,064
Torchmark Corp.	2,598	191,057
Travelers Cos., Inc.	6,657	784,061

Common Stocks	Shares	Value
Insurance (continued)
Trupanion, Inc. (a)(c)	727	$11,625
United Fire Group, Inc.	405	19,116
United Insurance Holdings Corp.	218	2,980
Universal Insurance Holdings, Inc.	610	15,952
Unum Group	5,418	246,140
Validus Holdings Ltd.	2,276	129,732
W.R. Berkley Corp.	2,236	150,282
White Mountains Insurance Group Ltd.	157	142,832
WMIH Corp. (a)	1,915	2,968
XL Group Ltd.	5,908	221,964

		15,891,528
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc. (a)	8,895	7,324,855
Blue Nile, Inc.	293	11,928
Duluth Holdings, Inc., Class B (a)	128	2,895
Etsy, Inc. (a)	2,101	26,494
Expedia, Inc.	2,701	328,415
FTD Cos., Inc. (a)	264	6,067
Groupon, Inc. (a)	6,943	23,953
HSN, Inc.	590	20,798
Lands’ End, Inc. (a)(c)	215	3,300
Liberty Expedia Holdings, Inc., Class A (a)	1,515	66,675
Liberty Interactive Corp QVC Group, Series A (a)	9,810	188,156
Liberty TripAdvisor Holdings, Inc., Series A (a)	2,127	38,180
Liberty Ventures, Series A (a)	1,821	79,487
Netflix, Inc. (a)	9,306	1,309,447
Nutrisystem, Inc.	565	18,673
Overstock.com, Inc. (a)	145	2,407
PetMed Express, Inc.	418	8,857
Priceline Group, Inc. (a)	1,131	1,781,472
RetailMeNot, Inc. (a)	820	7,421
Shutterfly, Inc. (a)	886	45,478
TripAdvisor, Inc. (a)	2,640	139,656
Wayfair, Inc., Class A (a)(c)	600	24,936

		11,459,550
Internet Software & Services — 3.9%
Akamai Technologies, Inc. (a)	3,892	266,952
Alarm.com Holdings, Inc. (a)	128	3,468
Alphabet, Inc., Class A (a)	6,684	5,482,150
Alphabet, Inc., Class C (a)	6,808	5,424,546
Amber Road, Inc. (a)	336	2,974
Angie’s List, Inc. (a)	439	2,753
Appfolio, Inc., Class A (a)	182	4,122
Bankrate, Inc. (a)	823	8,971
Bazaarvoice, Inc. (a)	881	4,141
Benefitfocus, Inc. (a)	285	8,621
Blucora, Inc. (a)	670	10,117
Box, Inc., Class A (a)	928	15,841
Brightcove, Inc. (a)	354	2,549
Carbonite, Inc. (a)	278	4,795
ChannelAdvisor Corp. (a)	283	3,920
Chegg, Inc. (a)	1,883	13,539
Cimpress NV (a)	901	76,035
CommerceHub, Inc., Series A (a)	157	2,306
CommerceHub, Inc., Series C (a)	952	13,880
ComScore, Inc. (a)	1,519	50,962
Cornerstone OnDemand, Inc. (a)	1,249	50,822
CoStar Group, Inc. (a)	729	147,331
DHI Group, Inc. (a)	1,464	8,345
EarthLink Holdings Corp.	6,505	41,697
eBay, Inc. (a)	24,303	773,564
Endurance International Group Holdings, Inc. (a)	771	5,937
Envestnet, Inc. (a)	1,166	44,075
Facebook, Inc., Class A (a)	51,299	6,685,286
Five9, Inc. (a)	715	11,054

See Notes to Financial Statements.

82	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
Global Eagle Entertainment, Inc. (a)	478	$2,944
GoDaddy, Inc., Class A (a)	1,141	40,768
Gogo, Inc. (a)(c)	740	6,771
GrubHub, Inc. (a)	1,874	77,865
GTT Communications, Inc. (a)	498	14,068
Hortonworks, Inc. (a)	362	3,511
IAC/InterActiveCorp (a)	1,631	112,229
j2 Global, Inc.	992	83,140
LendingClub Corp. (a)	8,300	51,211
Liquidity Services, Inc. (a)	954	9,301
LivePerson, Inc. (a)	1,406	10,264
LogMeIn, Inc.	601	64,968
Match Group, Inc. (a)(c)	532	9,241
MeetMe, Inc. (a)	514	2,529
MINDBODY, Inc., Class A (a)	188	4,578
New Relic, Inc. (a)	420	15,204
NIC, Inc.	1,913	46,103
Pandora Media, Inc. (a)	5,453	70,889
Perficient, Inc. (a)	685	12,145
Q2 Holdings, Inc. (a)	486	15,430
Quotient Technology, Inc. (a)	984	10,480
Reis, Inc.	224	4,480
Shutterstock, Inc. (a)	357	19,207
SPS Commerce, Inc. (a)	314	21,666
Stamps.com, Inc. (a)	381	46,311
TrueCar, Inc. (a)	1,020	13,413
Twilio, Inc. (a)	835	24,073
Twitter, Inc. (a)	14,554	256,441
VeriSign, Inc. (a)	2,184	175,179
Web.com Group, Inc. (a)	796	15,084
WebMD Health Corp. (a)	937	46,747
Xactly Corp. (a)	252	3,062
XO Group, Inc. (a)	558	10,507
Yahoo!, Inc. (a)	19,787	872,013
Yelp, Inc. (a)	1,611	67,308
Zillow Group, Inc., Class A (a)	926	33,317
Zillow Group, Inc., Class C (a)	2,853	100,939

		21,544,139
IT Services — 3.6%
Accenture PLC, Class A	14,281	1,626,177
Acxiom Corp. (a)	1,980	51,678
Alliance Data Systems Corp.	1,312	299,635
Amdocs Ltd.	3,834	225,094
Automatic Data Processing, Inc.	10,388	1,049,084
Black Knight Financial Services, Inc., Class A (a)	469	17,095
Blackhawk Network Holdings, Inc. (a)	1,410	50,337
Booz Allen Hamilton Holding Corp.	2,512	84,956
Broadridge Financial Solutions, Inc.	2,585	171,980
CACI International, Inc., Class A (a)	543	66,680
Cardtronics PLC, Class A (a)	1,364	74,447
Cass Information Systems, Inc.	213	14,009
Cognizant Technology Solutions Corp., Class A (a)	13,781	724,743
Computer Sciences Corp.	3,094	192,447
Conduent, Inc. (a)	4,709	70,447
Convergys Corp.	2,145	53,239
CoreLogic, Inc. (a)	2,180	76,889
CSG Systems International, Inc.	603	29,185
CSRA, Inc.	3,751	116,356
DST Systems, Inc.	830	95,575
EPAM Systems, Inc. (a)	1,260	81,094
Euronet Worldwide, Inc. (a)	1,174	83,965
EVERTEC, Inc.	1,188	20,255
ExlService Holdings, Inc. (a)	612	28,121
Fidelity National Information Services, Inc.	7,313	580,798
First Data Corp., Class A (a)	7,147	109,635
Fiserv, Inc. (a)	4,952	531,993

Common Stocks	Shares	Value
IT Services (continued)
FleetCor Technologies, Inc. (a)	2,078	$306,484
Forrester Research, Inc.	194	7,915
Gartner, Inc. (a)	1,804	179,245
Genpact Ltd. (a)	4,887	120,611
Global Payments, Inc.	3,477	268,703
Hackett Group, Inc.	467	7,589
International Business Machines Corp.	20,116	3,510,644
Jack Henry & Associates, Inc.	1,754	157,474
Leidos Holdings, Inc.	3,061	147,908
Lionbridge Technologies, Inc. (a)	1,118	6,395
Mantech International Corp., Class A	444	17,289
Mastercard, Inc., Class A	22,096	2,349,468
MAXIMUS, Inc.	1,709	94,234
MoneyGram International, Inc. (a)	577	7,328
Paychex, Inc.	7,237	436,319
PayPal Holdings, Inc. (a)	25,869	1,029,069
Planet Payment, Inc. (a)	1,065	4,494
Sabre Corp.	4,617	113,117
Science Applications International Corp.	967	78,733
ServiceSource International, Inc. (a)	904	4,791
Square, Inc., Class A (a)	845	12,354
Syntel, Inc.	464	9,772
TeleTech Holdings, Inc.	224	6,630
Teradata Corp. (a)	3,312	97,240
Total System Services, Inc.	3,749	189,999
Travelport Worldwide Ltd.	2,199	31,578
Unisys Corp. (a)	1,375	17,669
Vantiv, Inc., Class A (a)	3,451	214,790
VeriFone Systems, Inc. (a)	2,765	50,240
Virtusa Corp. (a)	504	12,842
Visa, Inc., Class A	43,679	3,612,690
Western Union Co.	11,224	219,766
WEX, Inc. (a)	888	101,525
Xerox Corp.	22,978	159,238

		20,110,057
Leisure Products — 0.1%
Brunswick Corp.	1,984	118,762
Callaway Golf Co.	1,951	22,105
Hasbro, Inc.	2,508	206,935
Malibu Boats, Inc. (a)	690	12,806
Mattel, Inc.	7,841	205,513
Nautilus, Inc. (a)	627	10,879
Polaris Industries, Inc.	1,387	116,605
Sturm Ruger & Co., Inc.	340	17,935
Vista Outdoor, Inc. (a)	1,584	45,635

		757,175
Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics, Inc. (a)	394	8,254
Agilent Technologies, Inc.	7,332	359,048
Albany Molecular Research, Inc. (a)	557	10,249
Bio-Rad Laboratories, Inc., Class A (a)	507	96,370
Bio-Techne Corp.	848	86,284
Bruker Corp.	2,538	60,227
Cambrex Corp. (a)	804	42,170
Charles River Laboratories International, Inc. (a)	1,189	96,071
Enzo Biochem, Inc. (a)	451	3,013
Fluidigm Corp. (a)	250	1,582
Illumina, Inc. (a)	3,338	534,414
INC Research Holdings, Inc., Class A (a)	975	51,675
Luminex Corp. (a)	759	15,347
Medpace Holdings, Inc. (a)	111	3,873
Mettler-Toledo International, Inc. (a)	568	242,326
NanoString Technologies, Inc. (a)	178	3,211
NeoGenomics, Inc. (a)	792	6,383
Pacific Biosciences of California, Inc. (a)	1,535	7,399

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	83

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
PAREXEL International Corp. (a)	1,298	$92,015
Patheon NV (a)	701	20,112
PerkinElmer, Inc.	2,407	128,028
PRA Health Sciences, Inc. (a)	440	25,780
QIAGEN NV (a)	4,834	140,089
Quintiles IMS Holdings, Inc. (a)	3,129	245,595
Thermo Fisher Scientific, Inc.	8,953	1,364,348
VWR Corp. (a)	1,855	48,063
Waters Corp. (a)	1,715	242,930

		3,934,856
Machinery — 1.8%
Actuant Corp., Class A	1,827	47,776
AGCO Corp.	1,720	108,016
Alamo Group, Inc.	115	8,697
Albany International Corp., Class A	564	26,762
Altra Industrial Motion Corp.	1,768	65,946
American Railcar Industries, Inc.	85	3,786
Astec Industries, Inc.	906	63,402
Barnes Group, Inc.	1,133	54,531
Briggs & Stratton Corp.	751	16,267
Caterpillar, Inc.	12,664	1,211,438
Chart Industries, Inc. (a)	575	22,304
CIRCOR International, Inc.	306	19,058
CLARCOR, Inc.	1,172	97,053
Colfax Corp. (a)	2,125	82,875
Columbus McKinnon Corp.	232	6,378
Crane Co.	1,160	83,566
Cummins, Inc.	3,512	516,299
Deere & Co.	7,043	753,953
DMC Global, Inc.	301	4,801
Donaldson Co., Inc.	2,952	124,722
Douglas Dynamics, Inc.	346	11,695
Dover Corp.	3,329	258,830
Energy Recovery, Inc. (a)	703	7,199
EnPro Industries, Inc.	405	27,504
ESCO Technologies, Inc.	437	25,433
Federal Signal Corp.	1,085	16,861
Flowserve Corp.	2,957	145,366
Fortive Corp.	6,771	374,504
FreightCar America, Inc.	360	5,202
Global Brass & Copper Holdings, Inc.	409	13,558
Gorman-Rupp Co.	250	8,115
Graco, Inc.	1,256	112,525
Graham Corp.	286	6,355
Greenbrier Cos., Inc.	523	22,881
Harsco Corp. (a)	1,484	19,811
Hurco Cos., Inc.	172	5,263
Hyster-Yale Materials Handling, Inc.	114	7,013
IDEX Corp.	1,659	149,575
Illinois Tool Works, Inc.	6,603	839,902
Ingersoll-Rand PLC	5,556	440,869
ITT, Inc.	2,022	82,639
John Bean Technologies Corp.	793	68,476
Joy Global, Inc.	2,206	62,033
Kadant, Inc.	188	11,581
Kennametal, Inc.	2,293	81,952
Lincoln Electric Holdings, Inc.	1,320	110,048
Lindsay Corp.	471	35,485
Lydall, Inc. (a)	301	18,361
Manitowoc Co., Inc. (a)	2,432	16,611
Manitowoc Foodservice, Inc. (a)	3,379	64,809
Meritor, Inc. (a)	2,833	40,880
Middleby Corp. (a)	1,306	175,239
Miller Industries, Inc.	363	9,620
Mueller Industries, Inc.	1,332	53,626
Mueller Water Products, Inc., Series A	3,670	49,398

Common Stocks	Shares	Value
Machinery (continued)
Navistar International Corp. (a)	961	$26,206
NN, Inc.	453	8,766
Nordson Corp.	1,290	146,454
Oshkosh Corp.	1,669	116,212
PACCAR, Inc.	7,680	516,941
Parker Hannifin Corp.	2,927	430,650
Pentair PLC	3,754	220,097
Proto Labs, Inc. (a)	639	33,548
RBC Bearings, Inc. (a)	547	50,669
Rexnord Corp. (a)	2,129	47,030
Snap-on, Inc.	1,242	225,460
SPX Corp. (a)	673	16,791
SPX FLOW, Inc. (a)	551	19,224
Stanley Black & Decker, Inc.	3,279	406,596
Sun Hydraulics Corp.	425	16,652
Supreme Industries, Inc., Class A	283	5,196
Tennant Co.	341	23,614
Terex Corp.	2,288	72,758
Timken Co.	1,581	70,196
Titan International, Inc.	1,283	17,051
Toro Co.	2,413	142,198
TriMas Corp. (a)	825	17,573
Trinity Industries, Inc.	3,493	96,197
Valmont Industries, Inc.	589	84,816
Wabash National Corp.	1,138	20,086
WABCO Holdings, Inc. (a)	1,225	133,562
Wabtec Corp.	1,986	172,067
Watts Water Technologies, Inc., Class A	811	53,526
Woodward, Inc.	1,245	86,702
Xylem, Inc.	3,887	191,668

		10,165,355
Marine — 0.0%
Kirby Corp. (a)	1,237	79,725
Matson, Inc.	1,263	45,038
Scorpio Bulkers, Inc. (a)	1,346	9,624

		134,387
Media — 3.1%
AMC Entertainment Holdings, Inc., Class A	969	32,704
AMC Networks, Inc., Class A (a)	1,411	80,921
Cable One, Inc.	103	65,135
CBS Corp., Class B	8,615	555,581
Charter Communications, Inc., Class A (a)	4,585	1,485,311
Cinemark Holdings, Inc.	2,217	94,222
Clear Channel Outdoor Holdings, Inc., Class A	713	3,529
Comcast Corp., Class A	55,099	4,155,567
Daily Journal Corp. (a)	28	6,059
Discovery Communications, Inc., Class A (a)	3,688	104,555
Discovery Communications, Inc., Class C (a)	4,600	127,466
DISH Network Corp., Class A (a)	4,967	293,897
Entercom Communications Corp., Class A	339	4,814
Entravision Communications Corp., Class A	1,689	9,121
Eros International PLC (a)	591	7,033
EW Scripps Co., Class A (a)	1,830	35,648
Gannett Co., Inc.	3,516	33,824
Gray Television, Inc. (a)	1,183	14,019
IMAX Corp. (a)	2,096	68,330
Interpublic Group of Cos., Inc.	8,964	210,923
John Wiley & Sons, Inc., Class A	1,333	73,448
Liberty Braves Group, Class A (a)	996	19,870
Liberty Braves Group, Class C (a)	944	18,861
Liberty Broadband Corp., Class A (a)	518	43,346
Liberty Broadband Corp., Class C (a)	2,613	222,993
Liberty Media Corp. — Liberty Formula One, Class A (a)	581	16,837
Liberty Media Corp. — Liberty Formula One, Class C (a)	951	27,332
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	3,154	114,301

See Notes to Financial Statements.

84	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Media (continued)
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	2,993	$107,419
Lions Gate Entertainment Corp., Class A	1,567	45,083
Lions Gate Entertainment Corp., Class B (a)	2,917	78,146
Live Nation Entertainment, Inc. (a)	2,817	80,623
Madison Square Garden Co., Class A (a)	370	64,998
MDC Partners, Inc., Class A	524	3,354
Meredith Corp.	677	41,500
MSG Networks, Inc., Class A (a)	1,652	38,326
National CineMedia, Inc.	1,170	17,152
New Media Investment Group, Inc.	543	8,275
New York Times Co., Class A	2,155	29,092
News Corp., Class A	8,027	98,652
News Corp., Class B	5,383	68,095
Nexstar Broadcasting Group, Inc., Class A	1,082	70,763
Omnicom Group, Inc.	5,306	454,459
Reading International, Inc., Class A (a)	655	10,709
Regal Entertainment Group, Class A	1,839	41,672
Scholastic Corp.	411	18,816
Scripps Networks Interactive, Inc., Class A	1,786	136,022
Sinclair Broadcast Group, Inc., Class A	1,713	57,814
Sirius XM Holdings, Inc.	38,989	184,028
TEGNA, Inc.	4,936	113,084
Thomson Reuters Corp.	7,393	331,502
Time Warner, Inc.	17,872	1,730,903
Time, Inc.	3,045	58,616
TiVo Corp. (a)	3,425	64,732
Tribune Media Co., Class A	2,318	66,851
TRONC, Inc. (a)	502	6,657
Twenty-First Century Fox, Inc., Class A	23,038	722,932
Twenty-First Century Fox, Inc., Class B	12,944	401,393
Viacom, Inc., Class A	144	6,516
Viacom, Inc., Class B	7,798	328,608
Walt Disney Co.	37,087	4,103,677
World Wrestling Entertainment, Inc., Class A	1,688	33,051

		17,549,167
Metals & Mining — 0.5%
AK Steel Holding Corp. (a)	7,016	56,689
Alcoa Corp.	3,830	139,603
Allegheny Technologies, Inc.	2,737	59,475
Carpenter Technology Corp.	1,214	48,584
Century Aluminum Co. (a)	998	15,369
Cliffs Natural Resources, Inc. (a)	5,416	47,498
Coeur Mining, Inc. (a)	5,267	61,361
Commercial Metals Co.	2,682	54,793
Compass Minerals International, Inc.	816	68,218
Ferroglobe PLC	2,093	13,127
Freeport-McMoRan, Inc. (a)	30,315	504,745
Haynes International, Inc.	363	14,923
Hecla Mining Co.	10,046	64,696
Kaiser Aluminum Corp.	329	25,813
Materion Corp.	360	14,148
Newmont Mining Corp.	11,877	430,898
Nucor Corp.	7,178	416,970
Olympic Steel, Inc.	97	2,183
Reliance Steel & Aluminum Co.	1,578	125,688
Royal Gold, Inc.	1,461	105,440
Ryerson Holding Corp. (a)	148	1,569
Schnitzer Steel Industries, Inc., Class A	603	14,261
Southern Copper Corp.	1,843	70,697
Steel Dynamics, Inc.	5,366	181,424
Stillwater Mining Co. (a)	2,990	50,830
SunCoke Energy, Inc. (a)	1,134	10,002
Tahoe Resources, Inc.	7,290	66,631
TimkenSteel Corp. (a)	882	14,871
U.S. Silica Holdings, Inc.	1,671	98,823
United States Steel Corp.	3,417	111,770

Common Stocks	Shares	Value
Metals & Mining (continued)
Worthington Industries, Inc.	1,046	$49,988

		2,941,087
Multi-Utilities — 1.1%
Alliant Energy Corp.	4,791	180,381
Ameren Corp.	5,380	283,257
Avista Corp.	1,407	54,366
Black Hills Corp.	1,695	106,022
CenterPoint Energy, Inc.	9,633	252,481
CMS Energy Corp.	5,921	252,235
Consolidated Edison, Inc.	6,778	503,944
Dominion Resources, Inc.	14,109	1,076,235
DTE Energy Co.	3,917	386,373
MDU Resources Group, Inc.	4,307	126,410
NiSource, Inc.	5,769	129,053
NorthWestern Corp.	1,369	78,184
PG&E Corp.	11,284	698,367
Public Service Enterprise Group, Inc.	11,301	500,069
SCANA Corp.	2,770	190,299
Sempra Energy	5,562	569,493
Vectren Corp.	1,938	106,377
WEC Energy Group, Inc.	7,060	416,893

		5,910,439
Multiline Retail — 0.5%
Big Lots, Inc.	1,076	53,800
Burlington Stores, Inc. (a)	1,525	127,643
Dillard’s, Inc., Class A	348	19,641
Dollar General Corp.	6,436	475,106
Dollar Tree, Inc. (a)	5,148	397,374
FirstCash, Inc.	1,230	52,521
Fred’s, Inc., Class A	569	8,290
JC Penney Co., Inc. (a)	7,840	52,136
Kohl’s Corp.	4,324	172,225
Macy’s, Inc.	6,986	206,366
Nordstrom, Inc.	2,859	126,425
Ollie’s Bargain Outlet Holdings, Inc. (a)	360	10,998
Sears Holdings Corp. (a)	57	398
Target Corp.	13,438	866,482
Tuesday Morning Corp. (a)	1,836	7,895

		2,577,300
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc. (a)	1,606	56,788
Oil, Gas & Consumable Fuels — 5.3%
Abraxas Petroleum Corp. (a)	2,071	5,115
Alon USA Energy, Inc.	547	6,159
Anadarko Petroleum Corp.	12,780	888,593
Antero Resources Corp. (a)	4,037	98,543
Apache Corp.	8,692	519,956
Ardmore Shipping Corp.	591	4,344
Bill Barrett Corp. (a)	1,200	7,860
Cabot Oil & Gas Corp.	10,360	222,533
California Resources Corp. (a)	958	20,520
Callon Petroleum Co. (a)	3,375	51,570
Cheniere Energy, Inc. (a)	4,580	218,237
Chesapeake Energy Corp. (a)	14,109	91,003
Chevron Corp.	43,005	4,788,607
Cimarex Energy Co.	2,101	284,076
Clayton Williams Energy, Inc. (a)	166	24,145
Clean Energy Fuels Corp. (a)	2,177	5,638
Cobalt International Energy, Inc. (a)	8,356	8,196
Concho Resources, Inc. (a)	3,202	446,487
ConocoPhillips	28,371	1,383,370
CONSOL Energy, Inc.	5,288	89,579
Contango Oil & Gas Co. (a)	215	1,742
Continental Resources, Inc. (a)	1,941	94,255

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	85

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Delek U.S. Holdings, Inc.	1,146	$25,670
Denbury Resources, Inc. (a)	9,975	33,416
Devon Energy Corp.	11,980	545,569
DHT Holdings, Inc.	1,316	6,172
Diamondback Energy, Inc. (a)	1,742	183,206
Dorian LPG Ltd. (a)	197	2,228
Eclipse Resources Corp. (a)	580	1,427
Energen Corp. (a)	2,209	119,043
EOG Resources, Inc.	12,545	1,274,321
EP Energy Corp., Class A (a)	381	1,996
EQT Corp.	3,893	236,033
EXCO Resources, Inc. (a)	695	465
Exxon Mobil Corp.	95,470	8,008,978
Frontline Ltd.	788	5,469
GasLog Ltd.	733	12,241
Gener8 Maritime, Inc. (a)	963	4,863
Golar LNG Ltd.	3,482	90,045
Green Plains, Inc.	670	15,075
Gulfport Energy Corp. (a)	2,981	62,303
Hess Corp.	6,458	349,894
HollyFrontier Corp.	3,660	106,030
International Seaways, Inc. (a)	85	1,477
Jones Energy, Inc., Class A (a)	1,008	4,486
Kinder Morgan, Inc.	43,912	980,994
Kosmos Energy Ltd. (a)	2,757	18,031
Laredo Petroleum, Inc. (a)	3,468	46,991
Marathon Oil Corp.	19,378	324,582
Marathon Petroleum Corp.	11,961	574,726
Matador Resources Co. (a)	2,078	54,714
Murphy Oil Corp.	3,680	106,389
Murphy USA, Inc. (a)	872	55,546
Navios Maritime Acquisition Corp.	2,872	5,342
Newfield Exploration Co. (a)	4,421	177,194
Noble Energy, Inc.	9,719	386,428
Nordic American Tankers Ltd.	1,483	12,813
Northern Oil and Gas, Inc. (a)	1,813	6,527
Oasis Petroleum, Inc. (a)	5,445	76,992
Occidental Petroleum Corp.	17,497	1,185,772
ONEOK, Inc.	4,710	259,568
Overseas Shipholding Group, Inc., Class A	256	1,257
Pacific Ethanol, Inc. (a)	558	3,962
Panhandle Oil and Gas, Inc., Class A	196	4,312
Par Pacific Holdings, Inc. (a)	783	11,377
Parsley Energy, Inc., Class A (a)	3,746	131,934
PBF Energy, Inc., Class A	2,439	56,560
PDC Energy, Inc. (a)	1,282	94,791
Phillips 66	10,228	834,809
Pioneer Natural Resources Co.	3,699	666,671
QEP Resources, Inc. (a)	5,121	89,310
Range Resources Corp.	4,813	155,652
Renewable Energy Group, Inc. (a)	713	6,203
REX American Resources Corp. (a)	107	8,884
Rice Energy, Inc. (a)	1,755	34,802
Ring Energy, Inc. (a)	2,128	28,090
RSP Permian, Inc. (a)	2,357	100,314
Scorpio Tankers, Inc.	3,157	12,091
SemGroup Corp., Class A	1,583	62,845
Ship Finance International Ltd.	1,106	16,590
SM Energy Co.	2,297	70,082
Southwestern Energy Co. (a)	11,212	101,020
Spectra Energy Corp.	15,844	659,903
Synergy Resources Corp. (a)	4,863	41,870
Targa Resources Corp.	3,778	217,688
Teekay Corp.	710	7,136
Teekay Tankers Ltd., Class A	1,294	3,170
Tesoro Corp.	2,675	216,274
Valero Energy Corp.	10,670	701,659

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Western Refining, Inc.	1,873	$65,574
Westmoreland Coal Co. (a)	343	6,226
Whiting Petroleum Corp. (a)	5,856	64,943
Williams Cos., Inc.	15,717	453,278
World Fuel Services Corp.	1,648	73,303
WPX Energy, Inc. (a)	7,799	108,640

		29,734,764
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	1,353	33,554
Clearwater Paper Corp. (a)	332	20,883
Deltic Timber Corp.	167	12,687
Domtar Corp.	1,535	67,064
KapStone Paper and Packaging Corp.	2,191	52,540
Louisiana-Pacific Corp. (a)	3,377	64,602
Neenah Paper, Inc.	304	24,974
PH Glatfelter Co.	807	19,699
Schweitzer-Mauduit International, Inc.	571	25,312

		321,315
Personal Products — 0.2%
Avon Products, Inc. (a)	10,458	61,388
Coty, Inc., Class A	10,496	201,523
Edgewell Personal Care Co. (a)	1,356	106,907
Estee Lauder Cos., Inc., Class A	4,883	396,548
Herbalife Ltd. (a)	1,729	97,170
Inter Parfums, Inc.	236	8,048
Lifevantage Corp. (a)	178	1,285
Medifast, Inc.	293	12,356
Natural Health Trends Corp.	98	2,458
Nature’s Sunshine Products, Inc.	255	3,251
Nu Skin Enterprises, Inc., Class A	1,295	67,185
Nutraceutical International Corp.	166	5,561
Revlon, Inc., Class A (a)	260	8,697
Synutra International, Inc. (a)	737	4,275
USANA Health Sciences, Inc. (a)	195	12,148

		988,800
Pharmaceuticals — 4.1%
Aclaris Therapeutics, Inc. (a)	156	4,139
Aerie Pharmaceuticals, Inc. (a)	1,137	49,914
Akorn, Inc. (a)	2,135	40,778
Allergan PLC (a)	7,666	1,678,011
Amphastar Pharmaceuticals, Inc. (a)	686	10,804
ANI Pharmaceuticals, Inc. (a)	175	10,579
Aratana Therapeutics, Inc. (a)	403	3,220
Bio-Path Holdings, Inc. (a)	1,124	1,068
Bristol-Myers Squibb Co.	38,222	1,878,993
Catalent, Inc. (a)	2,277	60,933
Cempra, Inc. (a)	856	2,696
Collegium Pharmaceutical, Inc. (a)	181	3,044
Corcept Therapeutics, Inc. (a)	1,196	8,504
Depomed, Inc. (a)	1,111	20,098
Dermira, Inc. (a)	392	11,540
Durect Corp. (a)	2,947	3,124
Eli Lilly & Co.	22,314	1,718,847
Endo International PLC (a)	5,144	62,963
Heska Corp. (a)	84	6,688
Horizon Pharma PLC (a)	4,324	70,784
Impax Laboratories, Inc. (a)	1,996	26,247
Intersect ENT, Inc. (a)	286	3,861
Intra-Cellular Therapies, Inc. (a)	732	10,570
Johnson & Johnson	62,920	7,125,690
Lannett Co., Inc. (a)	445	8,967
Mallinckrodt PLC (a)	2,493	121,484
Medicines Co. (a)	1,727	62,258
Merck & Co., Inc.	63,340	3,926,447

See Notes to Financial Statements.

86	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Mylan NV (a)	10,390	$395,339
MyoKardia, Inc. (a)	234	2,621
Nektar Therapeutics (a)	3,821	46,272
Omeros Corp. (a)(c)	872	8,450
Pacira Pharmaceuticals, Inc. (a)	686	26,377
Paratek Pharmaceuticals, Inc. (a)	182	2,748
Perrigo Co. PLC	3,199	243,604
Pfizer, Inc.	137,531	4,363,859
Phibro Animal Health Corp., Class A	430	11,481
Prestige Brands Holdings, Inc. (a)	1,262	66,583
Reata Pharmaceuticals, Inc. (a)	143	3,561
Revance Therapeutics, Inc. (a)	232	4,640
Sciclone Pharmaceuticals, Inc. (a)	3,392	34,429
Sucampo Pharmaceuticals, Inc., Class A (a)	534	5,954
Supernus Pharmaceuticals, Inc. (a)	895	24,210
Teligent, Inc. (a)	475	3,325
TherapeuticsMD, Inc. (a)(c)	2,459	14,287
Theravance Biopharma, Inc. (a)	733	21,961
WaVe Life Sciences Ltd. (a)	106	3,047
Zoetis, Inc.	10,373	569,893
Zogenix, Inc. (a)	502	4,041

		22,788,933
Producer Durables: Miscellaneous — 0.0%
Actua Corp. (a)	1,097	15,687
PROS Holdings, Inc. (a)	583	13,048

		28,735
Professional Services — 0.3%
Advisory Board Co. (a)	1,152	52,416
Barrett Business Services, Inc.	146	8,776
CBIZ, Inc. (a)	770	10,087
CEB, Inc.	843	64,447
CRA International, Inc.	196	6,513
Dun & Bradstreet Corp.	841	103,123
Equifax, Inc.	2,634	308,916
Exponent, Inc.	478	27,748
Franklin Covey Co. (a)	195	3,413
FTI Consulting, Inc. (a)	801	33,754
GP Strategies Corp. (a)	414	10,640
Heidrick & Struggles International, Inc.	563	12,583
Hill International, Inc. (a)	947	5,114
Huron Consulting Group, Inc. (a)	409	18,528
ICF International, Inc. (a)	336	17,472
Insperity, Inc.	297	21,235
Kelly Services, Inc., Class A	388	8,687
Kforce, Inc.	363	8,349
Korn/Ferry International	1,529	44,417
ManpowerGroup, Inc.	1,448	138,226
Mistras Group, Inc. (a)	335	7,732
Navigant Consulting, Inc. (a)	883	21,810
Nielsen Holdings PLC	8,181	334,685
On Assignment, Inc. (a)	1,216	55,060
Paylocity Holding Corp. (a)	416	12,838
Resources Connection, Inc.	605	10,103
Robert Half International, Inc.	2,878	135,439
RPX Corp. (a)	744	8,080
TransUnion (a)	994	31,341
TriNet Group, Inc. (a)	1,193	30,338
TrueBlue, Inc. (a)	763	18,884
Verisk Analytics, Inc. (a)	3,442	284,447
WageWorks, Inc. (a)	871	62,843

		1,918,044
Real Estate Investment Trusts (REITs) — 3.9%
Acadia Realty Trust	3,194	101,697
AG Mortgage Investment Trust, Inc.	900	15,768

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
AGNC Investment Corp.	7,338	$137,000
Agree Realty Corp.	415	19,464
Alexander’s, Inc.	37	15,644
Alexandria Real Estate Equities, Inc.	1,705	188,948
American Assets Trust, Inc.	696	29,879
American Campus Communities, Inc.	2,798	136,039
American Homes 4 Rent, Class A	4,478	99,770
American Tower Corp.	9,623	995,980
Annaly Capital Management, Inc.	20,992	214,538
Anworth Mortgage Asset Corp.	2,687	13,784
Apartment Investment & Management Co., Class A	3,487	153,672
Apollo Commercial Real Estate Finance, Inc.	1,345	23,416
Apple Hospitality REIT, Inc.	4,029	80,661
Ares Commercial Real Estate Corp.	1,122	15,125
Armada Hoffler Properties, Inc.	1,336	18,410
ARMOUR Residential REIT, Inc.	558	11,729
Ashford Hospitality Prime, Inc.	837	11,249
Ashford Hospitality Trust, Inc.	1,493	11,347
AvalonBay Communities, Inc.	3,060	530,329
Bluerock Residential Growth REIT, Inc.	999	13,067
Boston Properties, Inc.	3,382	442,704
Brandywine Realty Trust	4,323	69,600
Brixmor Property Group, Inc.	4,055	97,847
Camden Property Trust	1,831	153,017
Capstead Mortgage Corp.	1,502	16,026
Care Capital Properties, Inc.	2,730	67,458
Catchmark Timber Trust, Inc., Class A	712	7,326
CBL & Associates Properties, Inc.	4,513	48,966
Cedar Realty Trust, Inc.	1,848	11,106
Chatham Lodging Trust	600	12,084
Chesapeake Lodging Trust	1,132	28,979
Chimera Investment Corp.	4,196	73,975
City Office REIT, Inc.	814	10,248
Colony NorthStar, Inc., Class A	12,972	180,570
Colony Starwood Homes	1,218	38,306
Columbia Property Trust, Inc.	3,723	82,837
Communications Sales & Leasing, Inc.	2,872	75,476
Community Healthcare Trust, Inc.	647	13,956
CoreCivic, Inc.	2,660	77,246
CorEnergy Infrastructure Trust, Inc.	292	10,483
Coresite Realty Corp.	803	69,162
Corporate Office Properties Trust	2,168	68,986
Cousins Properties, Inc.	7,863	66,836
Crown Castle International Corp.	8,164	717,044
CubeSmart	4,257	106,978
CyrusOne, Inc.	2,068	99,595
CYS Investments, Inc.	2,553	19,326
DCT Industrial Trust, Inc.	2,264	101,178
DDR Corp.	6,612	100,370
DiamondRock Hospitality Co.	5,063	57,060
Digital Realty Trust, Inc.	3,495	376,167
Douglas Emmett, Inc.	3,172	120,028
Duke Realty Corp.	7,613	185,224
DuPont Fabros Technology, Inc.	2,003	95,102
Dynex Capital, Inc.	2,085	13,928
Easterly Government Properties, Inc.	1,197	23,581
EastGroup Properties, Inc.	449	31,776
Education Realty Trust, Inc.	1,845	74,187
Empire State Realty Trust, Inc., Class A	3,002	61,511
EPR Properties	1,347	99,638
Equinix, Inc.	1,553	597,874
Equity Commonwealth (a)	2,980	91,903
Equity Lifestyle Properties, Inc.	1,757	129,913
Equity One, Inc.	2,462	76,790
Equity Residential	7,899	480,022
Essex Property Trust, Inc.	1,430	320,749
Extra Space Storage, Inc.	2,658	191,509

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	87

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	1,588	$223,003
FelCor Lodging Trust, Inc.	2,548	19,620
First Industrial Realty Trust, Inc.	3,831	99,031
First Potomac Realty Trust	1,256	12,861
Forest City Realty Trust, Inc., Class A	5,381	121,826
Four Corners Property Trust, Inc.	3,935	85,822
Franklin Street Properties Corp.	1,777	22,657
Gaming and Leisure Properties, Inc.	4,213	133,257
Geo Group, Inc.	1,713	71,124
Getty Realty Corp.	583	15,036
GGP, Inc.	14,217	353,150
Gladstone Commercial Corp.	957	18,795
Global Net Lease, Inc.	3,004	23,281
Gramercy Property Trust	3,429	90,320
Great Ajax Corp.	321	4,176
HCP, Inc.	10,473	317,541
Healthcare Realty Trust, Inc.	3,457	104,436
Healthcare Trust of America, Inc., Class A	3,425	99,565
Hersha Hospitality Trust	628	12,554
Highwoods Properties, Inc.	2,064	106,110
Hospitality Properties Trust	2,359	73,436
Host Hotels & Resorts, Inc.	16,400	296,348
Hudson Pacific Properties, Inc.	2,810	99,502
Independence Realty Trust, Inc.	1,495	13,799
InfraREIT, Inc.	504	8,306
Invesco Mortgage Capital, Inc.	2,091	30,466
Investors Real Estate Trust	1,698	10,935
iStar, Inc. (a)	1,081	12,129
Kilroy Realty Corp.	1,920	143,712
Kimco Realty Corp.	8,842	220,077
Kite Realty Group Trust	1,544	37,087
Lamar Advertising Co., Class A	1,870	141,222
LaSalle Hotel Properties	2,776	83,752
Lexington Realty Trust	9,410	100,875
Liberty Property Trust	3,162	121,389
Life Storage, Inc.	998	81,287
LTC Properties, Inc.	683	31,876
Macerich Co.	3,088	212,115
Mack-Cali Realty Corp.	1,583	44,356
Medical Properties Trust, Inc.	6,800	86,700
MFA Financial, Inc.	9,862	77,811
Mid-America Apartment Communities, Inc.	2,467	234,242
Monmouth Real Estate Investment Corp.	995	14,527
Monogram Residential Trust, Inc.	2,751	27,978
MTGE Investment Corp.	730	11,607
National Health Investors, Inc.	1,189	87,974
National Retail Properties, Inc.	3,198	139,433
National Storage Affiliates Trust	447	9,946
New Residential Investment Corp.	5,321	80,613
New Senior Investment Group, Inc.	1,250	12,513
New York Mortgage Trust, Inc.	2,062	13,217
NexPoint Residential Trust, Inc.	679	15,692
NorthStar Realty Europe Corp.	1,409	16,922
Omega Healthcare Investors, Inc.	4,037	129,467
One Liberty Properties, Inc.	642	14,869
Orchid Island Capital, Inc.	389	4,602
Outfront Media, Inc.	3,711	101,793
Owens Realty Mortgage, Inc.	267	4,523
Paramount Group, Inc.	4,520	75,439
Park Hotels & Resorts, Inc.	2,084	56,560
Parkway, Inc. (a)	681	14,498
Pebblebrook Hotel Trust	2,003	59,910
Pennsylvania Real Estate Investment Trust	1,280	22,925
PennyMac Mortgage Investment Trust (b)	1,256	21,289
Physicians Realty Trust	3,799	70,471
Piedmont Office Realty Trust, Inc., Class A	3,332	72,371
Potlatch Corp.	1,400	57,680

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Preferred Apartment Communities, Inc., Class A	1,032	$13,973
Prologis, Inc.	11,702	571,643
PS Business Parks, Inc.	655	73,386
Public Storage	3,348	719,820
QTS Realty Trust, Inc., Class A	1,286	64,802
Quality Care Properties, Inc. (a)	1,624	29,979
RAIT Financial Trust	337	1,166
Ramco-Gershenson Properties Trust	1,515	24,634
Rayonier, Inc.	3,685	102,775
Realty Income Corp.	5,709	340,428
Redwood Trust, Inc.	1,521	23,576
Regency Centers Corp.	2,243	156,404
Resource Capital Corp.	848	6,971
Retail Opportunity Investments Corp.	1,925	40,810
Retail Properties of America, Inc., Class A	6,809	101,931
Rexford Industrial Realty, Inc.	1,160	26,344
RLJ Lodging Trust	3,692	85,691
Sabra Health Care REIT, Inc.	1,182	30,023
Saul Centers, Inc.	143	9,079
Select Income REIT	1,201	30,037
Senior Housing Properties Trust	3,367	64,141
Seritage Growth Properties, Class A (c)	466	19,013
Silver Bay Realty Trust Corp.	932	15,704
Simon Property Group, Inc.	7,035	1,292,822
SL Green Realty Corp.	2,152	234,503
Spirit Realty Capital, Inc.	10,847	114,110
STAG Industrial, Inc.	3,704	85,711
Starwood Property Trust, Inc.	6,166	137,255
STORE Capital Corp.	3,412	80,728
Summit Hotel Properties, Inc.	1,562	24,726
Sun Communities, Inc.	1,484	116,880
Sunstone Hotel Investors, Inc.	5,845	86,038
Tanger Factory Outlet Centers, Inc.	2,740	93,681
Taubman Centers, Inc.	1,450	102,718
Terreno Realty Corp.	829	22,541
Tier REIT, Inc.	1,188	21,633
Two Harbors Investment Corp.	9,328	81,807
UDR, Inc.	5,808	202,990
UMH Properties, Inc.	764	11,193
Urban Edge Properties	2,029	56,751
Ventas, Inc.	7,470	460,675
VEREIT, Inc.	22,826	194,706
Vornado Realty Trust	3,780	401,852
Washington Prime Group, Inc.	7,572	73,070
Washington Real Estate Investment Trust	1,321	41,545
Weingarten Realty Investors	2,586	92,139
Welltower, Inc.	8,027	532,190
Western Asset Mortgage Capital Corp.	1,131	11,412
Weyerhaeuser Co.	16,930	530,417
Whitestone REIT	415	5,773
WP Carey, Inc.	2,284	141,471
Xenia Hotels & Resorts, Inc.	1,904	34,938

		21,803,174
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,174	52,266
Altisource Portfolio Solutions SA (a)	294	8,379
Altisource Residential Corp.	1,032	12,528
AV Homes, Inc. (a)	236	4,165
CareTrust REIT, Inc.	892	13,523
CBRE Group, Inc., Class A (a)	6,863	208,361
Consolidated-Tomoka Land Co.	88	4,840
Forestar Group, Inc. (a)	840	10,962
Howard Hughes Corp. (a)	867	92,431
Jones Lang LaSalle, Inc.	1,042	107,357
Kennedy-Wilson Holdings, Inc.	2,259	46,197
RE/MAX Holdings, Inc., Class A	321	17,992

See Notes to Financial Statements.

88	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Realogy Holdings Corp.	3,502	$90,737
RMR Group, Inc., Class A	188	8,986
Stratus Properties, Inc. (a)	132	4,039
Tejon Ranch Co. (a)	423	9,996
Trinity Place Holdings, Inc. (a)	384	3,099

		695,858
Road & Rail — 0.9%
AMERCO, Inc.	144	54,240
ArcBest Corp.	693	21,899
Avis Budget Group, Inc. (a)	1,821	67,778
Celadon Group, Inc.	608	4,621
Covenant Transportation Group, Inc., Class A (a)	245	5,275
CSX Corp.	21,710	1,007,127
Genesee & Wyoming, Inc., Class A (a)	1,273	95,933
Heartland Express, Inc.	815	16,789
Hertz Global Holdings, Inc. (a)	1,958	41,059
JB Hunt Transport Services, Inc.	2,003	198,457
Kansas City Southern	2,425	208,332
Knight Transportation, Inc.	1,626	54,308
Landstar System, Inc.	1,038	87,815
Marten Transport Ltd.	535	12,225
Norfolk Southern Corp.	6,697	786,630
Old Dominion Freight Line, Inc. (a)	1,545	136,393
PAM Transportation Services, Inc. (a)	369	8,601
Roadrunner Transportation Systems, Inc. (a)	671	5,314
Ryder System, Inc.	1,214	94,206
Saia, Inc. (a)	428	20,565
Swift Transportation Co. (a)	1,809	41,299
Union Pacific Corp.	19,279	2,054,756
USA Truck, Inc. (a)	50	423
Werner Enterprises, Inc.	852	23,941
YRC Worldwide, Inc. (a)	617	9,212

		5,057,198
Semiconductors & Semiconductor Equipment — 3.1%
Acacia Communications, Inc. (a)	109	6,341
Advanced Energy Industries, Inc. (a)	892	52,485
Advanced Micro Devices, Inc. (a)	17,341	179,826
Alpha & Omega Semiconductor Ltd. (a)	229	4,660
Ambarella, Inc. (a)	925	45,889
Amkor Technology, Inc. (a)	1,942	18,274
Analog Devices, Inc.	6,891	516,412
Applied Materials, Inc.	24,701	846,009
Axcelis Technologies, Inc. (a)	1,025	15,580
Broadcom Ltd.	8,597	1,715,101
Brooks Automation, Inc.	1,220	21,252
Cabot Microelectronics Corp.	485	32,742
Cavium, Inc. (a)	1,592	105,406
CEVA, Inc. (a)	291	10,287
Cirrus Logic, Inc. (a)	1,428	86,137
Cohu, Inc.	889	11,735
Cree, Inc. (a)	2,386	65,806
Cypress Semiconductor Corp.	8,170	96,406
Diodes, Inc. (a)	663	16,502
DSP Group, Inc. (a)	1,130	12,261
Entegris, Inc. (a)	3,287	61,631
Exar Corp. (a)	1,287	13,192
First Solar, Inc. (a)	1,598	49,842
FormFactor, Inc. (a)	1,041	12,960
Inphi Corp. (a)	1,003	45,957
Integrated Device Technology, Inc. (a)	3,433	86,477
Intel Corp.	108,063	3,978,880
Intersil Corp., Class A	3,003	67,357
IXYS Corp.	979	11,846
KLA-Tencor Corp.	3,476	295,842
Kopin Corp. (a)	1,560	4,976

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	3,555	$408,327
Lattice Semiconductor Corp. (a)	2,141	15,394
Linear Technology Corp.	5,289	333,895
MACOM Technology Solutions Holdings, Inc. (a)	593	28,175
Marvell Technology Group Ltd.	10,034	149,206
Maxim Integrated Products, Inc.	6,325	281,336
MaxLinear, Inc., Class A (a)	1,037	26,526
Microchip Technology, Inc.	4,662	313,986
Micron Technology, Inc. (a)	23,512	566,874
Microsemi Corp. (a)	2,452	130,324
MKS Instruments, Inc.	1,416	93,314
Monolithic Power Systems, Inc.	1,049	91,515
Nanometrics, Inc. (a)	423	10,875
NeoPhotonics Corp. (a)	339	3,712
NVE Corp.	172	13,345
NVIDIA Corp.	11,599	1,266,379
ON Semiconductor Corp. (a)	9,213	122,717
PDF Solutions, Inc. (a)	466	10,490
Photronics, Inc. (a)	1,151	13,237
Power Integrations, Inc.	702	49,842
Qorvo, Inc. (a)	2,816	180,815
QUALCOMM, Inc.	33,584	1,794,393
Rambus, Inc. (a)	3,047	39,550
Rudolph Technologies, Inc. (a)	558	12,806
Semtech Corp. (a)	1,579	52,028
Sigma Designs, Inc. (a)	755	4,606
Silicon Laboratories, Inc. (a)	970	63,244
Skyworks Solutions, Inc.	4,261	390,904
SunPower Corp. (a)(c)	1,191	7,908
Teradyne, Inc.	4,660	132,251
Tessera Holding Corp.	1,193	53,924
Texas Instruments, Inc.	22,899	1,729,790
Ultra Clean Holdings, Inc. (a)	650	8,145
Ultratech, Inc. (a)	368	9,539
Veeco Instruments, Inc. (a)	722	18,592
Versum Materials, Inc. (a)	2,250	62,888
Xcerra Corp. (a)	1,092	8,277
Xilinx, Inc.	5,663	329,587

		17,316,787
Software — 4.3%
A10 Networks, Inc. (a)	1,111	8,855
ACI Worldwide, Inc. (a)	2,912	56,493
Activision Blizzard, Inc.	12,722	511,552
Adobe Systems, Inc. (a)	11,128	1,261,693
Allscripts Healthcare Solutions, Inc. (a)	4,856	56,864
ANSYS, Inc. (a)	1,916	178,686
Aspen Technology, Inc. (a)	1,712	90,924
Atlassian Corp. PLC, Class A (a)	484	13,373
Autodesk, Inc. (a)	4,841	393,767
Barracuda Networks, Inc. (a)	420	9,866
Blackbaud, Inc.	1,112	72,958
Bottomline Technologies, Inc. (a)	761	19,573
BroadSoft, Inc. (a)	548	23,016
CA, Inc.	6,396	200,003
Cadence Design Systems, Inc. (a)	6,668	173,568
Callidus Software, Inc. (a)	1,174	21,660
CDK Global, Inc.	3,530	220,801
Citrix Systems, Inc. (a)	3,495	318,709
CommVault Systems, Inc. (a)	1,238	60,786
Dell Technologies, Inc., Class V (a)	4,934	310,793
Digimarc Corp. (a)	290	7,656
Ebix, Inc.	642	35,631
Electronic Arts, Inc. (a)	6,578	548,803
Ellie Mae, Inc. (a)	747	61,807
EnerNOC, Inc. (a)	649	3,699
ePlus, Inc. (a)	149	16,695

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	89

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Software (continued)
Exa Corp. (a)	324	$5,022
Fair Isaac Corp.	664	81,871
FireEye, Inc. (a)	4,309	58,387
Fortinet, Inc. (a)	3,482	115,811
Gigamon, Inc. (a)	553	18,332
Globant SA (a)	447	14,818
Glu Mobile, Inc. (a)	377	867
Guidewire Software, Inc. (a)	1,840	96,287
HubSpot, Inc. (a)	783	40,168
Imperva, Inc. (a)	869	36,281
Intuit, Inc.	5,519	654,443
Manhattan Associates, Inc. (a)	1,637	83,913
Mentor Graphics Corp.	2,374	87,624
Microsoft Corp.	173,311	11,204,556
MicroStrategy, Inc., Class A (a)	249	50,124
Mitek Systems, Inc. (a)	331	2,185
MobileIron, Inc. (a)	923	4,015
Monotype Imaging Holdings, Inc.	756	16,556
Netscout Systems, Inc. (a)	2,124	70,729
Nuance Communications, Inc. (a)	5,457	86,548
Oracle Corp.	67,694	2,715,206
Park City Group, Inc. (a)	251	3,175
Paycom Software, Inc. (a)	1,058	48,922
Pegasystems, Inc.	698	27,082
Progress Software Corp.	922	25,834
Proofpoint, Inc. (a)	1,060	84,970
PTC, Inc. (a)	2,650	139,311
Qualys, Inc. (a)	554	19,889
Rapid7, Inc. (a)	592	7,382
RealPage, Inc. (a)	1,015	31,059
Red Hat, Inc. (a)	4,136	313,840
Rubicon Project, Inc. (a)	334	2,829
salesforce.com, Inc. (a)	14,662	1,159,764
Sapiens International Corp. NV	864	11,543
ServiceNow, Inc. (a)	3,620	328,044
Silver Spring Networks, Inc. (a)	531	6,786
Splunk, Inc. (a)	2,970	171,844
SS&C Technologies Holdings, Inc.	3,780	121,451
Symantec Corp.	13,949	384,295
Synchronoss Technologies, Inc. (a)	1,052	40,523
Synopsys, Inc. (a)	3,366	211,688
Tableau Software, Inc., Class A (a)	1,412	67,550
Take-Two Interactive Software, Inc. (a)	1,912	102,579
Tangoe, Inc. (a)	115	837
TeleNav, Inc. (a)	760	6,764
Tyler Technologies, Inc. (a)	761	111,121
Ultimate Software Group, Inc. (a)	625	121,038
VASCO Data Security International, Inc. (a)	429	6,521
Verint Systems, Inc. (a)	1,559	58,229
VMware, Inc., Class A (a)(c)	1,843	161,336
Workday, Inc., Class A (a)	2,618	217,530
Workiva, Inc. (a)	612	7,711
Zendesk, Inc. (a)	2,142	51,258
Zix Corp. (a)	998	4,760
Zynga, Inc., Class A (a)	19,153	48,266

		24,227,705
Specialty Retail — 2.3%
Aaron’s, Inc.	1,567	48,483
Abercrombie & Fitch Co., Class A	2,579	29,942
Advance Auto Parts, Inc.	1,590	261,141
America’s Car-Mart, Inc. (a)	281	11,788
American Eagle Outfitters, Inc.	4,172	63,039
Asbury Automotive Group, Inc. (a)	377	24,731
Ascena Retail Group, Inc. (a)	4,289	20,630
AutoNation, Inc. (a)	1,518	80,636
AutoZone, Inc. (a)	659	477,762

Common Stocks	Shares	Value
Specialty Retail (continued)
Barnes & Noble Education, Inc. (a)	774	$7,779
Barnes & Noble, Inc.	1,024	10,445
Bed Bath & Beyond, Inc.	3,253	131,258
Best Buy Co., Inc.	6,244	277,983
Big 5 Sporting Goods Corp.	293	4,512
BMC Stock Holdings, Inc. (a)	1,098	20,533
Boot Barn Holdings, Inc. (a)	235	2,550
Buckle, Inc.	543	11,484
Build-A-Bear Workshop, Inc., Class A (a)	292	3,504
Cabela’s, Inc. (a)	1,126	62,932
Caleres, Inc.	786	24,169
CarMax, Inc. (a)	4,370	291,523
Cato Corp., Class A	507	12,873
Chico’s FAS, Inc.	3,622	48,861
Children’s Place, Inc.	492	47,724
Citi Trends, Inc.	277	4,446
Conn’s, Inc. (a)	389	4,104
CST Brands, Inc.	1,700	81,906
Dick’s Sporting Goods, Inc.	1,914	98,762
DSW, Inc., Class A	2,120	44,859
Express, Inc. (a)	2,627	27,925
Finish Line, Inc., Class A	792	13,622
Five Below, Inc. (a)	1,336	53,240
Foot Locker, Inc.	3,044	208,636
Francesca’s Holdings Corp. (a)	821	14,318
GameStop Corp., Class A	2,382	58,335
Gap, Inc.	5,086	117,130
Genesco, Inc. (a)	391	23,538
GNC Holdings, Inc., Class A	1,064	9,438
Group 1 Automotive, Inc.	539	43,546
Guess?, Inc.	1,146	14,634
Haverty Furniture Cos., Inc.	502	10,944
Hibbett Sports, Inc. (a)	427	14,091
Home Depot, Inc.	28,462	3,915,802
Kirkland’s, Inc. (a)	341	4,733
L Brands, Inc.	5,570	335,370
Lithia Motors, Inc., Class A	589	60,738
Lowe’s Cos., Inc.	20,440	1,493,755
Lumber Liquidators Holdings, Inc. (a)	647	10,132
MarineMax, Inc. (a)	1,644	35,264
Michaels Cos., Inc. (a)	2,246	44,179
Monro Muffler Brake, Inc.	803	48,100
O’Reilly Automotive, Inc. (a)	2,127	557,848
Office Depot, Inc.	16,469	73,287
Party City Holdco, Inc. (a)	508	7,341
Penske Automotive Group, Inc.	919	49,957
Pier 1 Imports, Inc.	1,225	8,906
Rent-A-Center, Inc.	723	6,478
RH (a)(c)	1,173	31,694
Ross Stores, Inc.	8,966	592,742
Sally Beauty Holdings, Inc. (a)	3,488	83,014
Select Comfort Corp. (a)	898	18,122
Shoe Carnival, Inc.	372	9,512
Signet Jewelers Ltd.	1,609	124,971
Sonic Automotive, Inc., Class A	412	9,641
Sportsman’s Warehouse Holdings, Inc. (a)	414	3,080
Staples, Inc.	14,549	133,851
Tailored Brands, Inc.	944	20,060
Tiffany & Co.	2,489	195,934
Tile Shop Holdings, Inc. (a)	579	11,059
TJX Cos., Inc.	15,154	1,135,338
Tractor Supply Co.	3,013	221,968
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,310	356,687
Urban Outfitters, Inc. (a)	2,003	53,160
Vitamin Shoppe, Inc. (a)	484	10,479
West Marine, Inc. (a)	309	2,864
Williams-Sonoma, Inc.	2,071	99,843

See Notes to Financial Statements.

90	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Winmark Corp.	34	$3,765
Zumiez, Inc. (a)	536	10,747

		12,600,177
Technology Hardware, Storage & Peripherals — 3.2%
3D Systems Corp. (a)	2,820	46,502
Apple, Inc.	125,283	15,203,092
Avid Technology, Inc. (a)	592	3,167
Cray, Inc. (a)	772	13,240
Diebold Nixdorf, Inc.	1,775	48,280
Eastman Kodak Co. (a)	340	4,556
Electronics for Imaging, Inc. (a)	1,193	53,613
Hewlett Packard Enterprise Co.	39,123	887,310
HP, Inc.	39,268	590,983
Immersion Corp. (a)	1,186	12,204
NCR Corp. (a)	2,758	118,649
NetApp, Inc.	6,491	248,735
Nimble Storage, Inc. (a)	1,259	10,790
Pure Storage, Inc., Class A (a)	1,036	11,779
Stratasys Ltd. (a)	1,943	38,316
Super Micro Computer, Inc. (a)	825	21,821
Synaptics, Inc. (a)	891	50,235
USA Technologies, Inc. (a)	901	3,784
Western Digital Corp.	6,394	509,794

		17,876,850
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	1,135	95,056
Coach, Inc.	6,270	234,184
Columbia Sportswear Co.	520	28,272
Crocs, Inc. (a)	930	6,789
Culp, Inc.	170	5,474
Deckers Outdoor Corp. (a)	826	47,578
Fossil Group, Inc. (a)	815	20,839
G-III Apparel Group Ltd. (a)	811	21,297
Hanesbrands, Inc.	8,568	203,147
Iconix Brand Group, Inc. (a)	1,306	13,439
Kate Spade & Co. (a)	3,103	57,436
lululemon athletica, Inc. (a)	2,166	146,227
Michael Kors Holdings Ltd. (a)	3,563	152,532
Movado Group, Inc.	450	12,217
NIKE, Inc., Class B	30,334	1,604,669
Oxford Industries, Inc.	289	15,901
Perry Ellis International, Inc. (a)	255	6,015
PVH Corp.	1,844	172,986
Ralph Lauren Corp.	1,372	121,326
Sequential Brands Group, Inc. (a)	363	1,681
Skechers U.S.A., Inc., Class A (a)	2,842	71,391
Steven Madden Ltd. (a)	1,543	54,314
Under Armour, Inc., Class A (a)(c)	4,165	89,506
Under Armour, Inc., Class C (a)	4,022	77,303
Unifi, Inc. (a)	322	8,659
Vera Bradley, Inc. (a)	696	7,976
VF Corp.	7,694	396,087
Wolverine World Wide, Inc.	2,373	55,742

		3,728,043
Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	2,728	51,587
Banc of California, Inc.	902	14,252
BankFinancial Corp.	603	8,122
Beneficial Bancorp, Inc.	1,762	31,452
Berkshire Hills Bancorp, Inc.	2,063	73,030
BofI Holding, Inc. (a)	1,490	43,955
Brookline Bancorp, Inc.	1,313	20,680
Capitol Federal Financial, Inc.	2,270	35,072
Charter Financial Corp.	722	12,404

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
Dime Community Bancshares, Inc.	548	$11,727
Essent Group Ltd. (a)	3,104	107,305
EverBank Financial Corp.	2,410	46,826
Federal Agricultural Mortgage Corp., Class C	139	7,737
First Defiance Financial Corp.	305	14,780
Flagstar Bancorp, Inc. (a)	446	11,493
Flushing Financial Corp.	429	11,669
Greene County Bancorp, Inc.	392	8,624
Hingham Institution for Savings	79	15,278
HomeStreet, Inc. (a)	371	9,720
Impac Mortgage Holdings, Inc. (a)	232	3,206
Kearny Financial Corp.	2,282	34,801
Ladder Capital Corp.	570	7,729
LendingTree, Inc. (a)	124	13,876
Meridian Bancorp, Inc.	1,376	25,938
Meta Financial Group, Inc.	159	13,968
MGIC Investment Corp. (a)	9,142	97,362
Nationstar Mortgage Holdings, Inc. (a)	547	9,923
New York Community Bancorp, Inc.	10,194	154,847
NMI Holdings, Inc., Class A (a)	743	8,024
Northfield Bancorp, Inc.	1,190	21,480
Northwest Bancshares, Inc.	2,104	35,915
OceanFirst Financial Corp.	487	13,836
Ocwen Financial Corp. (a)	1,730	9,117
Oritani Financial Corp.	1,043	18,096
People’s United Financial, Inc.	6,187	116,006
Provident Bancorp, Inc. (a)	433	8,530
Provident Financial Services, Inc.	1,941	51,378
Radian Group, Inc.	5,168	95,091
Territorial Bancorp, Inc.	536	16,975
TFS Financial Corp.	1,417	24,783
TrustCo Bank Corp. NY	1,531	12,860
United Community Financial Corp.	695	5,915
United Financial Bancorp, Inc.	771	13,917
Walker & Dunlop, Inc. (a)	523	16,428
Washington Federal, Inc.	2,051	67,375
Waterstone Financial, Inc.	804	14,552
WSFS Financial Corp.	534	24,190

		1,471,831
Tobacco — 1.4%
Alliance One International, Inc. (a)	257	4,279
Altria Group, Inc.	44,605	3,174,984
Philip Morris International, Inc.	35,462	3,408,962
Reynolds American, Inc.	18,777	1,129,061
Turning Point Brands, Inc. (a)	273	3,625
Universal Corp.	669	45,492
Vector Group Ltd.	2,264	49,944

		7,816,347
Trading Companies & Distributors — 0.4%
Aceto Corp.	578	11,034
Air Lease Corp.	2,558	93,060
Aircastle Ltd.	781	17,416
Applied Industrial Technologies, Inc.	871	52,652
Beacon Roofing Supply, Inc. (a)	1,964	85,964
CAI International, Inc. (a)	191	3,083
DXP Enterprises, Inc. (a)	333	12,594
Fastenal Co.	6,497	322,771
GATX Corp.	972	56,201
H&E Equipment Services, Inc.	611	15,800
HD Supply Holdings, Inc. (a)	4,446	188,066
Herc Holdings, Inc. (a)	427	21,209
Kaman Corp.	435	21,981
Lawson Products, Inc. (a)	478	12,356
MRC Global, Inc. (a)	2,394	49,197
MSC Industrial Direct Co., Inc., Class A	939	95,919

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	91

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
NOW, Inc. (a)	2,824	$60,038
Rush Enterprises, Inc., Class A (a)	415	13,591
Rush Enterprises, Inc., Class B (a)	266	8,180
SiteOne Landscape Supply, Inc. (a)	207	7,953
Textainer Group Holdings Ltd.	1,756	25,286
Titan Machinery, Inc. (a)	378	5,220
Triton International, Ltd.	728	17,720
United Rentals, Inc. (a)	2,004	253,526
Univar, Inc. (a)	820	24,452
Veritiv Corp. (a)	176	9,865
W.W. Grainger, Inc.	1,231	310,914
Watsco, Inc.	588	89,811
WESCO International, Inc. (a)	1,340	94,738

		1,980,597
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,661	124,558
Wesco Aircraft Holdings, Inc. (a)	1,006	15,241

		139,799
Water Utilities — 0.1%
American States Water Co.	671	29,376
American Water Works Co., Inc.	3,710	272,462
Aqua America, Inc.	4,238	128,878
Artesian Resources Corp., Class A	169	5,244
California Water Service Group	1,529	52,751
Connecticut Water Service, Inc.	261	14,104
Middlesex Water Co.	276	10,436
SJW Corp.	313	15,681
York Water Co.	487	17,435

		546,367
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc. (a)	1,078	12,613
NII Holdings, Inc. (a)	714	2,017
RingCentral, Inc., Class A (a)	1,099	25,662

Common Stocks	Shares	Value
Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.	866	$23,599
Spok Holdings, Inc.	353	7,254
Sprint Corp. (a)	16,730	154,418
T-Mobile U.S., Inc. (a)	6,571	409,176
Telephone & Data Systems, Inc.	2,328	71,353
United States Cellular Corp. (a)	194	8,650

		714,742
Total Common Stocks — 97.4%		543,272,620

Rights
Biotechnology — 0.0%
Dyax Corp. (a)	119	272
Total Rights — 0.0%		272
Total Long-Term Investments (Cost — $509,427,150) — 97.4%		543,272,892

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(d)	50,173,788	50,173,788
SL Liquidity Series, LLC, Money Market Series, 0.94% (b)(d)(e)	448,997	449,087
Total Short-Term Securities (Cost — $50,622,812) — 9.1%		50,622,875
Total Investments (Cost — $560,049,962) — 106.5%		593,895,767
Liabilities in Excess of Other Assets — (6.5)%		(36,504,271)

Net Assets — 100.0%		$557,391,496

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock, Inc.	1,619	1,233		—	2,852	$1,066,591	$8,771		—	$6,879
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	50,173,788	[2]	—	50,173,788	50,173,788	18,497		$258	—
BlackRock Premier Government Institutional Fund	20,471,120	—		(20,471,120)[3]	—	—	5,327		—	—
PennyMac Mortgage Investment Trust	716	540		—	1,256	21,289	927		—	858
PNC Financial Services Group, Inc.	6,410	4,922		—	11,332	1,365,053	9,592		—	289,914
SL Liquidity Series, LLC, Money Market Series	431,687	17,310		—	448,997	449,087	22,078	[4]	43	64
Total						$53,075,808	$65,192		$301	$297,715

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

[4] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements.

92	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
22	Russell 2000 Mini Index	March 2017	$1,495,450	$(7,218)
84	S&P 500 E-Mini Index	March 2017	$9,552,900	(38,540)
Total				$(45,758)

Derivative Financial Instruments Outstanding as of Period End

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	—	—	$45,758	—	—	—	$45,758

For the six month ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations were as follows:

Net Realized Gain (Loss) from:
Futures contracts		—	—	$582,260	—	—	—	$582,260
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	$(67,776)	—	—	—	$(67,776)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,782,593

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	93

Schedule of Investments (concluded)	BlackRock Total Stock Market Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$543,272,620	—	—	$543,272,620
Rights	—	—	$272	272
Short-Term Securities	50,173,788	—	—	50,173,788

Subtotal	$593,446,408	—	$272	$593,446,680

Investments valued at NAV[2]				449,087

Total				$593,895,767

Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(45,758)	—	—	$(45,758)
[1] See above Schedule of Investments for values in each sector.
2 As of January 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
[3] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

94	BLACKROCK FUNDS	JANUARY 31, 2017

Statements of Assets and Liabilities

January 31, 2017 (Unaudited)	BlackRock Midcap Index Fund	BlackRock MSCI Asia ex Japan Index Fund	BlackRock MSCI World Index Fund	BlackRock Small/Mid Cap Index Fund	BlackRock Total Stock Market Index Fund

Assets
Investments at value — unaffiliated[1,2]	$2,627,586,335	$52,670,362	$434,313,155	$71,563,143	$540,819,959
Investments at value — affiliated[3]	108,283,712	702,741	13,315,842	4,003,967	53,075,808
Cash pledged for futures contracts	5,178,650	36,000	779,980	175,000	344,000
Foreign currency at value[4]	—	111,230	3,947,851	—	—
Receivables:
Capital shares sold	12,292,516	133,040	3,355,588	153,444	3,223,210
Dividends — unaffiliated	1,486,604	116,645	407,588	33,590	399,298
Variation margin on futures contracts	208,333	1,005	—	18,586	17,839
Dividends — affiliated	26,078	268	6,542	918	14,353
Securities lending income — affiliated	22,626	—	467	2,466	3,266
Investments sold	—	—	11,906	33,762	229,509
Prepaid expenses	44,442	15,674	22,219	23,495	24,472

Total assets	2,755,129,296	53,786,965	456,161,138	76,008,371	598,151,714

Liabilities
Cash collateral on securities loaned at value	1,310,001	—	73,349	283,237	448,980
Bank overdraft	47	—	39	11,107	11,595
Payables:
Investments purchased	68,614,432	68,130	10,478,323	2,959,108	39,941,875
Capital shares redeemed	6,948,171	10,224	1,547,469	13,059	307,266
Investment advisory fees	144,135	7,065	23,683	9,129	19,331
Officer’s and Trustees’ fees	12,022	3,483	3,365	3,410	1,620
Service fees	3,288	—	—	3,295	7,566
Variation margin on futures contracts	—	—	44,185	—	—
Other accrued expenses	907,760	67,267	233,810	33,053	21,985

Total liabilities	77,939,856	156,169	12,404,223	3,315,398	40,760,218

Net Assets	$2,677,189,440	$53,630,796	$443,756,915	$72,692,973	$557,391,496

Net Assets Consist of
Paid-in capital	$2,375,596,238	$54,770,660	$403,592,212	$67,306,922	$523,053,388
Undistributed net investment income (loss)	363,116	(30,722)	83,916	(19,033)	413,139
Undistributed net realized gain (accumulated net realized loss)	(1,961,468)	(132,025)	(1,368,538)	160,576	124,922
Net unrealized appreciation (depreciation)	303,191,554	(977,117)	41,449,325	5,244,508	33,800,047

Net Assets	$2,677,189,440	$53,630,796	$443,756,915	$72,692,973	$557,391,496

[1] Investments at cost — unaffiliated	$2,324,399,424	$53,662,381	$393,127,079	$66,319,895	$507,262,714
[2] Securities loaned at value	$1,207,277	—	$72,308	$269,188	$419,474
[3] Investments at cost — affiliated	$108,283,541	$702,741	$13,087,229	$4,003,126	$52,787,248
[4] Foreign currency at cost	—	$111,004	$3,924,641	—	—

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	95

Statements of Assets and Liabilities (concluded)

January 31, 2017 (Unaudited)	BlackRock Midcap Index Fund	BlackRock MSCI Asia ex Japan Index Fund	BlackRock MSCI World Index Fund	BlackRock Small/Mid Cap Index Fund	BlackRock Total Stock Market Index Fund

Net Assets Value
Institutional:
Net assets	$289,986,338	$14,180,675	$7,878,167	$577,913	$17,704,788

Shares outstanding	27,207,811	1,516,543	777,409	52,382	1,607,933

Net asset value	$10.66	$9.35	$10.13	$11.03	$11.01

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Investor A:
Net assets	$15,454,347	—	—	$16,326,175	$40,409,195

Shares outstanding	1,452,758	—	—	1,481,678	3,673,187

Net asset value	$10.64	—	—	$11.02	$11.00

Shares authorized	Unlimited	—	—	Unlimited	Unlimited

Par value	$0.001	—	—	$0.001	$0.001

Class K:
Net assets	$2,371,748,755	$39,450,121	$435,878,748	$55,788,885	$499,277,513

Shares outstanding	222,290,732	4,217,865	42,954,727	5,056,957	45,345,936

Net asset value	$10.67	$9.35	$10.15	$11.03	$11.01

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

See Notes to Financial Statements.

96	BLACKROCK FUNDS	JANUARY 31, 2017

Statements of Operations

Six Months Ended January 31, 2017 (Unaudited)	BlackRock Midcap Index Fund	BlackRock MSCI Asia ex Japan Index Fund	BlackRock MSCI World Index Fund	BlackRock Small/Mid Cap Index Fund	BlackRock Total Stock Market Index Fund

Investment Income
Dividends — unaffiliated	$24,476,462	$284,239	$3,743,519	$409,251	$3,845,456
Securities lending — affiliated — net	136,976	101	5,886	10,300	22,078
Dividends — affiliated	73,870	1,497	22,220	3,972	43,114
Foreign taxes withheld	(4,587)	(42,247)	(95,983)	(172)	(768)

Total Investment Income	24,682,721	243,590	3,675,642	423,351	3,909,880

Expenses
Transfer agent — class specific	698,523	44	160,867	738	1,308
Registration	339,765	15,222	38,601	23,324	42,141
Investment advisory	245,269	46,602	90,409	7,332	19,624
Recoupment of past waived fees	91,305	—	6,074	—	—
Custodian	51,957	6,303	50,880	8,600	8,788
Officer and Trustees	40,834	5,346	9,941	5,546	9,554
Offering	40,175	29,929	49,604	3,516	3,822
Professional	34,181	32,985	32,190	23,326	23,326
Printing	18,479	3,677	4,359	5,071	6,049
Service and distribution — class specific	15,297	—	—	14,461	28,383
Recoupment of past waived fees — class specific	12,593	—	282	1	32
Miscellaneous	20,686	4,765	6,179	4,846	5,873

Total expenses	1,609,064	144,873	449,386	96,761	148,900
Less:
Fees waived by the Manager	(113,074)	(33,923)	(38,598)	(8,943)	(18,290)
Other expenses reimbursed by the Manager	(11,915)	(26,974)	(5,070)	(54,794)	(42,259)
Transfer agent fees waived and/or reimbursed — class specific	(591,161)	(44)	(142,339)	(448)	(427)

Total expenses after fees waived and/or reimbursed	892,914	83,932	263,379	32,576	87,924

Net investment income	23,789,807	159,658	3,412,263	390,775	3,821,956

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	3,368,074	(34,519)	120,972	33,232	(186,172)
Investments — affiliated	920	—	4	10	43
Futures contracts	5,530,284	181,886	551,279	194,522	582,260
Foreign currency transactions	—	(10,254)	(113,720)	—	—
Capital gain distributions from investment companies — affiliated	353	2	39	11	258

	8,899,631	137,115	558,574	227,775	396,389

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	108,866,168	193,998	15,881,595	3,730,375	21,423,852
Investments — affiliated	171	—	200,787	762	297,715
Futures contracts	(2,520,492)	8,069	(35,236)	(2,629)	(67,776)
Foreign currency translations	—	4,107	41,976	—	—

	106,345,847	206,174	16,089,122	3,728,508	21,653,791

Net realized and unrealized gain	115,245,478	343,289	16,647,696	3,956,283	22,050,180

Net Increase in Net Assets Resulting from Operations	$139,035,285	$502,947	$20,059,959	$4,347,058	$25,872,136

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	97

Statements of Changes in Net Assets

	BlackRock Midcap Index Fund		BlackRock MSCI Asia ex Japan Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$23,789,807	$30,039,411	$159,658	$308,396
Net realized gain (loss)	8,899,631	(502,673)	137,115	(258,218)
Net change in unrealized appreciation (depreciation)	106,345,847	196,879,884	206,174	(51,456)

Net increase (decrease) in net assets resulting from operations	139,035,285	226,416,622	502,947	(1,278)

Distributions to Shareholders[1]
From net investment income:
Institutional	(2,391,758)	(11,088,076)	(73,902)	(285,599)
Investor A	(123,330)	(26,107)	—	—
Class K	(22,285,206)	(17,674,276)	(180,106)	(27,517)
From net realized gain:
Institutional	(868,058)	(2,280,751)	—	(13,319)
Investor A	(45,796)	(112)	—	—
Class K	(7,124,451)	(54,402)	—	(87)

Decrease in net assets resulting from distributions to shareholders	(32,838,599)	(31,123,724)	(254,008)	(326,522)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	198,890,061	2,173,779,816	37,207,320	2,540,689

Net Assets
Total increase in net assets	305,086,747	2,369,072,714	37,456,259	2,212,889
Beginning of period	2,372,102,693	3,029,979	16,174,537	13,961,648

End of period	$2,677,189,440	$2,372,102,693	$53,630,796	$16,174,537

Undistributed net investment income, end of period	$363,116	$1,373,603	$(30,722)	$63,628

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

98	BLACKROCK FUNDS	JANUARY 31, 2017

Statements of Changes in Net Assets

	BlackRock MSCI World Index Fund		BlackRock Small/Mid Cap Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Period August 13, 2015[1] to July 31, 2016

Operations
Net investment income	$3,412,263	$3,988,948	$390,775	$226,566
Net realized gain (loss)	558,574	(1,193,151)	227,775	29,422
Net change in unrealized appreciation (depreciation)	16,089,122	25,488,495	3,728,508	1,516,000

Net increase in net assets resulting from operations	20,059,959	28,284,292	4,347,058	1,771,988

Distributions to Shareholders[2]
From net investment income:
Institutional	(27,471)	(376,176)	(2,033)	(325)
Investor A	—	—	(88,441)	(9,972)
Class K	(3,547,566)	(3,304,090)	(339,530)	(196,073)
From net realized gain:
Institutional	(5,166)	(152,889)	(483)	(10)
Investor A	—	—	(18,557)	(14)
Class K	(695,764)	(269)	(70,921)	(6,636)

Decrease in net assets resulting from distributions to shareholders	(4,275,967)	(3,833,424)	(519,965)	(213,030)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	101,945,958	286,677,627	35,964,843	31,342,079

Net Assets
Total increase in net assets	117,729,950	311,128,495	39,791,936	32,901,037
Beginning of period	326,026,965	14,898,470	32,901,037	—

End of period	$443,756,915	$326,026,965	$72,692,973	$32,901,037

Undistributed net investment income, end of period	$83,916	$246,690	$(19,033)	$20,196

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	99

Statements of Changes in Net Assets

	BlackRock Total Stock Market Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2017 (Unaudited)	Period August 13, 2015[1] to July 31, 2016

Operations
Net investment income	$3,821,956	$977,539
Net realized gain	396,389	274,040
Net change in unrealized appreciation (depreciation)	21,653,791	12,146,256

Net increase in net assets resulting from operations	25,872,136	13,397,835

Distributions to Shareholders[2]
From net investment income:
Institutional	(29,347)	(18,472)
Investor A	(186,439)	(13,246)
Class K	(3,484,272)	(654,580)
From net realized gain:
Institutional	(4,494)	(44)
Investor A	(29,567)	(1)
Class K	(511,066)	(335)

Decrease in net assets resulting from distributions to shareholders	(4,245,185)	(686,678)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	234,083,767	288,969,621

Net Assets
Total increase in net assets	255,710,718	301,680,778
Beginning of period	301,680,778	—

End of period	$557,391,496	$301,680,778

Undistributed net investment income, end of period	$413,139	$291,241

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

100	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock Midcap Index Fund

	Institutional						Investor A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31, 2016		Period May 13, 2015[1] to July 31, 2015		Six Months Ended January 31, 2017 (Unaudited)		Period November 30, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.22		$9.94		$10.00		$10.20		$9.66

Net investment income[2]	0.10		0.18		0.03		0.09		0.07
Net realized and unrealized gain (loss)	0.47		0.24		(0.07)		0.47		0.60

Net increase (decrease) from investment operations	0.57		0.42		(0.04)		0.56		0.67

Distributions:[3]
From net investment income	(0.10)		(0.13)		(0.02)		(0.09)		(0.12)
From net realized gain	(0.03)		(0.01)		—		(0.03)		(0.01)

Total distributions	(0.13)		(0.14)		(0.02)		(0.12)		(0.13)

Net asset value, end of period	$10.66		$10.22		$9.94		$10.64		$10.20

Total Return[4]
Based on net asset value	5.67%	[5]	4.35%		(0.37)%	[5]	5.60%	[5]	7.07%	[5]

Ratios to Average Net Assets
Total expenses	0.37%	[6,8]	0.13%	[7]	9.27%	[6,8]	0.33%	[6,8]	0.34%	[6,7,8]

Total expenses excluding recoupment of past fees waived	0.36%	[6,8]	0.13%	[7]	9.27%	[6,8]	0.33%	[6,8]	0.34%	[6,7,8]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.11%	[6]	0.06%	[7]	0.12%	[6]	0.32%	[6]	0.33%	6,[7]

Net investment income	1.87%	[6]	1.87%	[7]	1.38%	[6]	1.67%	[6]	1.06%	[6,7]

Supplemental Data
Net assets, end of period (000)	$289,986		$191,337		$2,985		$15,454		$6,669

Portfolio turnover rate	2%		24%		8%		2%		24%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[8]

Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized for Institutional Shares, the total expenses would have been 0.37% for the six months ended January 31, 2017 and 13.78% for the period ended July 31, 2015. If these expenses were annualized for Investor A Shares, the total expenses would have been 0.34% for the six months ended January 31, 2017 and the period ended July 31, 2016.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	101

Financial Highlights (concluded)	BlackRock Midcap Index Fund

	Class K
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31, 2016		Period May 13, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$10.23		$9.94		$10.00

Net investment income[2]	0.10		0.17		0.03
Net realized and unrealized gain (loss)	0.47		0.26		(0.07)

Net increase (decrease) from investment operations	0.57		0.43		(0.04)

Distributions:[3]
From net investment income	(0.10)		(0.13)		(0.02)
From net realized gain	(0.03)		(0.01)		—

Total distributions	(0.13)		(0.14)		(0.02)

Net asset value, end of period	$10.67		$10.23		$9.94

Total Return[4]
Based on net asset value	5.69%	[5]	4.46%		(0.37)%	[5]

Ratios to Average Net Assets
Total expenses	0.10%	[6,8]	0.09%	[7]	9.42%	[6,9]

Total expenses excluding recoupment of past fees waived	0.09%	[6,8]	0.09%	[7]	9.42%	[6,9]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.07%	[6]	0.07%	[7]	0.08%	[6]

Net investment income	1.95%	[6]	1.78%	[7]	1.21%	[6]

Supplemental Data
Net assets, end of period (000)	$2,371,749		$2,174,096		$45

Portfolio turnover rate	2%		24%		8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[8]	Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.11% for the six months ended January 31, 2017.

[9]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 12.82% for the period ended July 31, 2015.

See Notes to Financial Statements.

102	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock MSCI Asia ex Japan Index Fund

	Institutional					Class K
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,	Period June 9, 2015[1] to July 31,		Six Months Ended January 31, 2017 (Unaudited)		Period November 30, 2015[1] to July 31,
			2016	2015				2016

Per Share Operating Performance
Net asset value, beginning of period	$8.97		$9.27	$10.00		$8.97		$8.58

Net investment income[2]	0.05		0.18	0.08		0.03		0.16
Net realized and unrealized gain (loss)	0.38		(0.29)	(0.77)		0.40		0.38

Net increase (decrease) from investment operations	0.43		(0.11)	(0.69)		0.43		0.54

Distributions:[3]
From net investment income	(0.05)		(0.18)	(0.04)		(0.05)		(0.14)
From net realized gain	—		(0.01)	—		—		(0.01)

Total distributions	(0.05)		(0.19)	(0.04)		(0.05)		(0.15)

Net asset value, end of period	$9.35		$8.97	$9.27		$9.35		$8.97

Total Return[4]
Based on net asset value	4.80%	[5]	(1.14)%	(6.96)%	[5]	4.80%	[5]	6.37%	[5]

Ratios to Average Net Assets
Total expenses	0.83%	[6,7,8]	1.61%	3.80%	[6,9]	0.62%	[6,7,8]	1.39%	[6,8]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.45%	[6,7]	0.47%	0.50%	[6]	0.45%	[6,7]	0.45%	[6]

Net investment income	1.15%	[6,7]	2.09%	5.69%	[6]	0.68%	[6,7]	2.81%	[6]

Supplemental Data
Net assets, end of period (000)	$14,181		$13,505	$13,962		$39,450		$2,669

Portfolio turnover rate	1%		11%	0%		1%		11%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[8]

Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized for Institutional Shares, the total expenses would have been 0.95% for the six months ended January 31, 2017. If these expenses were annualized for Class K Shares, the total expenses would have been 0.67% for the six months ended January 31, 2017 and 1.67% for the period ended July 31, 2016.

[9]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized for Institutional Shares, the total expenses would have been 4.82% for the period ended July 31, 2015.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	103

Financial Highlights	BlackRock MSCI World Index Fund

	Institutional					Class K
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31, 2016	Period June 1, 2015[1] to July 31, 2015		Six Months Ended January 31, 2017 (Unaudited)		Period November 30, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$9.75		$9.92	$10.00		$9.76		$9.60

Net investment income[2]	0.09		0.16	0.02		0.09		0.17
Net realized and unrealized gain (loss)	0.41		(0.14)	(0.09)		0.42		0.17

Net increase (decrease) from investment operations	0.50		0.02	(0.07)		0.51		0.34

Distributions:[3]
From net investment income	(0.10)		(0.16)	(0.01)		(0.10)		(0.15)
From net realized gain	(0.02)		(0.03)	—		(0.02)		(0.03)

Total distributions	(0.12)		(0.19)	(0.01)		(0.12)		(0.18)

Net asset value, end of period	$10.13		$9.75	$9.92		$10.15		$9.76

Total Return[4]
Based on net asset value	5.13%	[5]	0.23%	(0.66)%	[5]	5.24%	[5]	3.52%	[5]

Ratios to Average Net Assets
Total expenses	1.82%	[6],8,9	0.41% [7]	2.93%	[6,10]	0.22%	[6,8]	0.28%	[6,7,8],9

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.18%	[6]	0.16% [7]	0.20%	[6]	0.15%	[6]	0.14%	[6,7]

Net investment income[7]	1.83%	[6]	1.75% [7]	1.32%	[6]	1.89%	[6]	2.69%	[6,7]

Supplemental Data
Net assets, end of period (000)	$7,878		$2,765	$14,898		$435,879		$323,262

Portfolio turnover rate	6%		10%	1%		6%		10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[8]

Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized for Institutional Shares, the total expenses would have been 1.83% for the six months ended January 31, 2017. If these expenses were annualized for Class K Shares, the total expenses would have been 0.24% for the six months ended January 31, 2017 and 0.29% for the period ended July 31, 2016.

[9]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

[10]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized for Institutional Shares, the total expenses would have been 3.84% for the period ended July 31, 2015.

See Notes to Financial Statements.

104	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock Small/Mid Cap Index Fund

	Institutional				Investor A
	Six Months Ended January 31, 2017 (Unaudited)		Period August 13, 2015[1] to July 31, 2016		Six Months Ended January 31, 2017 (Unaudited)		Period August 13, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.22		$10.00		$10.21		$10.00

Net investment income[2]	0.09		0.14		0.08		0.08
Net realized and unrealized gain	0.83		0.19		0.83		0.23

Net increase from investment operations	0.92		0.33		0.91		0.31

Distributions:[3]
From net investment income	(0.09)		(0.11)		(0.08)		(0.10)
From net realized gain	(0.02)		(0.00)[4]		(0.02)		(0.00)[4]

Total distributions	(0.11)		(0.11)		(0.10)		(0.10)

Net asset value, end of period	$11.03		$10.22		$11.02		$10.21

Total Return[5,6]
Based on net asset value	8.99%		3.44%		8.90%		3.24%

Ratios to Average Net Assets
Total expenses	0.34%	[7,8,9]	1.60%	[7,8,10]	0.58%	[7,8,9]	1.17%	[7,8,10]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.10%	[7,8]	0.12%	[7,8]	0.33%	[7,8]	0.35%	[7,8]

Net investment income	1.65%	[7,8]	1.50%	[7,8]	1.42%	[7,8]	0.79%	[7,8]

Supplemental Data
Net assets, end of period (000)	$578		$78		$16,326		$5,713

Portfolio turnover rate	2%		17%		2%		17%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[9]

Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized for Institutional Shares, the total expenses would have been 0.34% for the six months ended January 31, 2017. If these expenses were annualized for Investor A Shares, the total expenses would have been 0.59% for the six months ended January 31, 2017.

[10]

Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized for Institutional Shares, the total expenses would have been 1.63% for the period ended July 31, 2016. If these expenses were annualized for Investor A Shares, the total expenses would have been 1.18% for the period ended July 31, 2016.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	105

Financial Highlights (concluded)	BlackRock Small/Mid Cap Index Fund

	Class K
	Six Months Ended January 31, 2017 (Unaudited)		Period August 13, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.22		$10.00

Net investment income[2]	0.09		0.14
Net realized and unrealized gain	0.82		0.19

Net increase (decrease) from investment operations	0.91		0.33

Distributions:[3]
From net investment income	(0.09)		(0.11)
From net realized gain	(0.01)		(0.00)[4]

Total distributions	(0.10)		(0.11)

Net asset value, end of period	$11.03		$10.22

Total Return[5,6]
Based on net asset value	9.00%		3.48%

Ratios to Average Net Assets
Total expenses	0.33%	[7,8,9]	1.34%	[7,8,10]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.07%	[7,8]	0.08%	[7,8]

Net investment income	1.66%	[7,8]	1.57%	[7,8]

Supplemental Data
Net assets, end of period (000)	$55,789		$27,109

Portfolio turnover rate	2%		17%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[9]	Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.34% for the six months ended January 31, 2017.

[10]

Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.37% for the period ended July 31, 2016.

See Notes to Financial Statements.

106	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock Total Stock Market Index Fund

	Institutional				Investor A
	Six Months Ended January 31, 2017 (Unaudited)		Period August 13, 2015[1] to July 31, 2016		Six Months Ended January 31, 2017 (Unaudited)		Period August 13, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.44		$10.00		$10.44		$10.00

Net investment income[2]	0.09		0.18		0.09		0.10
Net realized and unrealized gain	0.59		0.39		0.57		0.45

Net increase (decrease) from investment operations	0.68		0.57		0.66		0.55

Distributions:[3]
From net investment income	(0.10)		(0.13)		(0.09)		(0.11)
From net realized gain	(0.01)		(0.00)[4]		(0.01)		(0.00)[4]

Total distributions	(0.11)		(0.13)		(0.10)		(0.11)

Net asset value, end of period	$11.01		$10.44		$11.00		$10.44

Total Return[5,6]
Based on net asset value	6.55%		5.75%		6.37%		5.57%

Ratios to Average Net Assets
Total expenses	0.08%	[7,8,9]	0.77%	[7,8,10]	0.31%	[7,8,9]	0.44%	[7,8,10]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.06%	[7,8]	0.06%	[7,8]	0.28%	[7,8]	0.29%	[7,8]

Net investment income	1.72%	[7,8]	1.96%	[7,8]	1.61%	[7,8]	1.06%	[7,8]

Supplemental Data
Net assets, end of period (000)	$17,705		$2,428		$40,409		$8,873

Portfolio turnover rate	4%		4%		4%		4%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[9]

Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized for Institutional Shares, the total expenses would have been 0.08% for the six months ended January 31, 2017. If these expenses were annualized for Investor A Shares, the total expenses would have been 0.31% for the six months ended January 31, 2017.

[10]

Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized for Institutional Shares, the total expenses would have been 0.79% for the period ended July 31, 2016. If these expenses were annualized for Investor A Shares, the total expenses would have been 0.44% for the period ended July 31, 2016.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	107

Financial Highlights (concluded)	BlackRock Total Stock Market Index Fund

	Class K
	Six Months Ended January 31, 2017 (Unaudited)		Period August 13, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.44		$10.00

Net investment income[2]	0.11		0.17
Net realized and unrealized gain	0.57		0.40

Net increase (decrease) from investment operations	0.68		0.57

Distributions:[3]
From net investment income	(0.10)		(0.13)
From net realized gain	(0.01)		(0.00)[4]

Total distributions	(0.11)		(0.13)

Net asset value, end of period	$11.01		$10.44

Total Return[5,6]
Based on net asset value	6.57%		5.78%

Ratios to Average Net Assets
Total expenses	0.06%	[7,8,9]	0.37%	[7,8,10]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.03%	[7,8]	0.03%	[7,8]

Net investment income	1.97%	[7,8]	1.71%	[7,8]

Supplemental Data
Net assets, end of period (000)	$499,278		$290,381

Portfolio turnover rate	4%		4%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[9]	Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.06% for the six months ended January 31, 2017.

[10]

Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.38% for the period ended July 31, 2016.

See Notes to Financial Statements.

108	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Midcap Index Fund	Midcap Index	Diversified
BlackRock MSCI Asia ex Japan Index Fund	Asia ex Japan Index	Diversified
BlackRock MSCI World Index Fund	World Index	Diversified
BlackRock Small/Mid Cap Index Fund	Small/Mid Cap Index	Diversified
BlackRock Total Stock Market Index Fund	Total Stock Market Index	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

BLACKROCK FUNDS	JANUARY 31, 2017	109

Notes to Financial Statements (continued)

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed the Funds $127,046, which is shown as expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of January 31, 2017, certain investments of the Fund were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

110	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

BLACKROCK FUNDS	JANUARY 31, 2017	111

Notes to Financial Statements (continued)

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”) if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Midcap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Citigroup Global Markets, Inc.	$65,928	$(65,013)	$915
Credit Suisse Securities (USA) LLC	795,577	(795,577)	—
Deutsche Bank Securities, Inc.	180,666	(180,666)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	165,106	(165,106)	—

Total	$1,207,277	$(1,206,362)	$915

World Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$72,308	$(72,308)	—

Small/Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas S.A.	$13,159	$(13,159)	—
Citigroup Global Markets, Inc.	78,211	(78,211)	—
Credit Suisse Securities (USA) LLC	52,388	(52,388)	—
Deutsche Bank Securities, Inc.	37,014	(37,014)	—
JPMorgan Securities LLC	36,212	(36,212)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	52,204	(52,204)	—

Total	$269,188	$(269,188)	—

Total Stock Market Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas Prime S.A.	$9,848	$(9,848)	—
Citigroup Global Markets, Inc.	188,302	(188,302)	—
Credit Suisse Securities (USA) LLC	53,180	(53,180)	—
Deutsche Bank Securities, Inc.	91,949	(91,949)	—
JPMorgan Securities LLC	44,274	(44,274)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,921	(31,921)	—

Total	$419,474	$(419,474)	—

[1]

Cash collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above. Collateral has been received in connection with securities lending agreements as follows:

Midcap Index	World Index	Small/Mid Cap Index	Total Stock Market Index
$1,310,001	$73,349	$283,237	$448,980

[2]

The market value of the loaned securities is determined as of January 31, 2017. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

112	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets, based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
Midcap Index	0.02%
Asia ex Japan Index	0.25%
World Index	0.05%
Small/Mid Cap Index	0.03%
Total Stock Market Index	0.01%

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Institutional	Investor A	Class K
Midcap Index	—	0.25%	—
Small/Mid Cap Index	—	0.25%	—
Total Stock Market Index	—	0.25%	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing services to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to the shareholders.

BLACKROCK FUNDS	JANUARY 31, 2017	113

Notes to Financial Statements (continued)

For the six months ended January 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Total
Midcap Index	—	$15,297	—	$15,297
Small/Mid Cap Index	—	$14,461	—	$14,461
Total Stock Market Index	—	$28,383	—	$28,383

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2017, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent— class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Total
Midcap Index	$4	—	—	$4

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Total
Midcap Index	$88	—	$2,811	$2,899
Asia ex Japan Index	—	—	—	—
World Index	—	—	$3,021	$3,021
Small/Mid Cap Index	$4	$25	$34	$63
Total Stock Market Index	$7	$14	$31	$52

For the six months ended January 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Class K	Total
Midcap Index	$332,705	$897	$364,921	$698,523
Asia ex Japan Index	—	—	$44	$44
World Index	$24,490	—	$136,377	$160,867
Small/Mid Cap Index	$90	$227	$421	$738
Total Stock Market Index	$555	$323	$430	$1,308

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Class K
Midcap Index	0.12%	0.37%	0.07%
Asia ex Japan Index	0.50%	N/A	0.45%
World Index	0.20%	N/A	0.15%
Small/Mid Cap Index	0.12%	0.37%	0.07%
Total Stock Market Index	0.08%	0.33%	0.03%

Prior to October 5, 2016, the expense limitations as a percentage of average daily net assets for Midcap Index and Small/Mid Cap Index were as follows:

	Institutional	Investor A	Class K
Midcap Index	0.13%	0.38%	0.08%
Small/Mid Cap Index	0.13%	0.38%	0.08%

114	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as other expenses reimbursed by the Manager, transfer agent fees waived and/or reimbursed, respectively, in the Statements of Operations. For the six-months ended January 31, 2017, the amounts included in fees waived by the Manager were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Midcap Index	$97,180	$11,915
Asia ex Japan Index	33,526	26,974
World Index	36,227	5,070
Small/Mid Cap Index	8,224	54,794
Total Stock Market Index	13,158	42,259

For the six months ended January 31, 2017, the amounts shown as transfer agent fees waived and/or reimbursed-class specific were as follows:

	Institutional	Investor A	Class K	Total
Midcap Index	$275,854	$7	$315,300	$591,161
Asia ex Japan Index	—	—	$44	$44
World Index	$24,127	—	$118,212	$142,339
Small/Mid Cap Index	$28	—	$420	$448
Total Stock Market Index	$1	—	$426	$427

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to December 1, 2017, unless approved by the Board, including a majority of the independent trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds.

With respect to the Funds, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended January 31, 2017, the amounts waived were as follows:

Amount Waived
Midcap Index	$15,894
Asia ex Japan Index	$397
World Index	$2,351
Small/Mid Cap Index	$719
Total Stock Market Index	$5,132

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Funds’ assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2017. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Funds. For the six months ended January 31, 2017, the amount waived on World Index was $20.

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.
(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and
•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

BLACKROCK FUNDS	JANUARY 31, 2017	115

Notes to Financial Statements (continued)

For the six months ended January 31, 2017, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Midcap Index	World Index	Small/Mid Cap Index	Total Stock Market Index
Fund Level	$91,305	$6,074	—	—
Institutional	$2,326	$282	$1	$1
Class A	—	—	—	$31
Class K	$10,267	—	—	—

On January 31, 2017, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2017	2018	2019
Midcap Index
Fund level	—	$15,841	$109,095
Institutional	—	$344,216	$275,854
Investor A	—	—	$8
Class K	—	$150,466	$315,300
Asia ex Japan Index
Fund level	$79,538	$162,934	$60,500
Institutional	$217	$488	—
Class K	—	$23	$44
World Index
Fund level	$64,849	$216,191	$41,298
Institutional	—	$10,637	$24,127
Class K	—	$36,922	$118,212
Small/Mid Cap Index
Fund level	—	$205,994	$63,018
Institutional	—	$61	$27
Investor A	—	$56	—
Class K	—	$1,052	$421
Total Stock Market Index
Fund level	—	$208,860	$55,417
Institutional	—	—	$1
Investor A	—	—	—
Class K	—	$1,037	$426

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended January 31, 2017, each Fund paid BIM the following amounts for securities lending agent services:

Midcap Index	$34,244
Asia ex Japan Index	$25
World Index	$1,471
Small/Mid Cap Index	$2,575
Total Stock Market Index	$5,520

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the

116	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A Fund may not borrow through the Interfund Lending Program or from any other source more than 33  1/3% of its total assets (or any lower threshold provided for by the Fund’s investment restrictions). If a Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2017, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain
Midcap Index	$35,802,298	$2,523,983	$184,223

7. Purchases and Sales:

For the period ended January 31, 2017, purchases and sales of investments excluding short-term securities were as follows:

	Midcap Index	Asia ex Japan Index	World Index	Small/Mid Cap Index	Total Stock Market Index
Purchases	$245,394,003	$36,864,282	$120,093,972	$36,973,681	$243,982,421
Sales	$53,608,266	$327,697	$21,434,881	$1,195,636	$15,934,102

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Midcap Index’s, World Index’s and Asia ex Japan Index’s U.S. federal tax returns generally remains open for the period ended July 31, 2016 and the period ended July 31, 2015. The statute of limitations on Small/Mid Cap Index’s and Total Stock Market Index’s U.S. federal tax returns generally remains open for the period ended July 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Midcap Index	Asia ex Japan Index	World Index	Small/Mid Cap Index	Total Stock Market Index
Tax cost	$2,440,937,030	$54,444,831	$407,822,898	$70,378,700	$560,299,988

Gross unrealized appreciation	$383,497,858	$2,107,770	$48,860,952	$6,919,760	$42,325,758
Gross unrealized depreciation	(88,564,841)	(3,179,498)	(9,054,853)	(1,731,350)	(8,729,979)

Net unrealized appreciation (depreciation)	$294,933,017	$(1,071,728)	$39,806,099	$5,188,410	$33,595,779

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event,

BLACKROCK FUNDS	JANUARY 31, 2017	117

Notes to Financial Statements (continued)

not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Asia ex Japan Index invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

118	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

As of period end, the Funds’ investments had the following industry classifications:

Asia ex Japan Index
Industry	Percent of Net Assets
Banks	15%
Internet Software & Services	7
Semiconductors & Semiconductor Equipment	7
Technology, Hardware, Storage & Peripherals	6
Real Estate Management & Development	6
Insurance	5
Other[1]	54

[1]	All other industries held were less than 5% of net assets.

World Index
Industry	Percent of Net Assets
Banks	9%
Oil, Gas & Consumable Fuels	6
Pharmaceuticals	6
Other[1]	79

[1]	All other industries held were less than 5% of net assets.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
Midcap Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	8,827,982	$91,099,287	237,113,373	$2,216,966,753
Shares issued in reinvestment of distributions	314,708	3,259,248	1,444,234	13,368,058
Shares redeemed	(651,532)	(6,743,761)	(220,141,149)	(1,862,314,020)

Net increase	8,491,158	$87,614,774	18,416,458	$368,020,791

			Period November 30, 2015[1] to July 31, 2016
Investor A
Shares sold	954,822	$9,725,724	657,707	$6,354,693
Shares issued in reinvestment of distributions	16,248	167,658	2,552	25,404
Shares redeemed	(171,841)	(1,782,426)	(6,730)	(65,778)

Net increase	799,229	$8,110,956	653,529	$6,314,319

			Year Ended July 31, 2016
Class K
Shares sold	35,084,483	$362,584,859	246,629,571	$2,114,282,753
Shares issued in reinvestment of distributions	2,632,346	27,178,380	1,712,978	16,791,258
Shares redeemed	(27,888,239)	(286,598,908)	(35,884,959)	(331,629,305)

Net increase	9,828,590	$103,164,331	212,457,590	$1,799,444,706

Total Net Increase	19,118,977	$198,890,061	231,527,577	$2,173,779,816

			Year Ended July 31, 2016
Asia ex Japan Index			Shares	Amount
Institutional
Shares sold	11,008	$98,275	285,722	$2,440,000
Shares issued in reinvestment of distributions	8	72	—	—
Shares redeemed	—	(1)	(285,722)	(2,180,061)

Net increase (decrease)	11,016	$98,346	—	$259,939

BLACKROCK FUNDS	JANUARY 31, 2017	119

Notes to Financial Statements (continued)

	Six Months Ended January 31, 2017		Period November 30, 2015[1] to July 31, 2016
Asia ex Japan Index (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	3,954,270	$37,428,729	297,378	$2,280,061
Shares issued in reinvestment of distributions	18,189	165,519	84	689
Shares redeemed	(52,056)	(485,274)	—	—

Net increase	3,920,403	$37,108,974	297,462	$2,280,750

Total Net Increase	3,931,419	$37,207,320	297,462	$2,540,689

			Year Ended July 31, 2016
World Index			Shares	Amount
Institutional
Shares sold	493,365	$5,019,010	21,208,634	$188,624,722
Shares issued in reinvestment of distributions	522	5,174	137	1,271
Shares redeemed	(54)	(534)	(22,427,291)	(196,625,224)

Net increase (decrease)	493,833	$5,023,650	(1,218,520)	$(7,999,231)

			Period November 30, 2015[1] to July 31, 2016
Class K
Shares sold	15,093,175	$148,764,785	38,543,171	$344,238,428
Shares issued in reinvestment of distributions	83,304	815,906	32,837	315,857
Shares redeemed	(5,336,343)	(52,658,383)	(5,461,417)	(49,877,427)

Net increase	9,840,136	$96,922,308	33,114,591	$294,676,858

Total Net Increase	10,333,969	$101,945,958	31,896,071	$286,677,627

			Period August 13, 2015[1] to July 31, 2016
Small/Mid Cap Index			Shares	Amount
Institutional
Shares sold	204,344	$2,161,581	7,655	$75,034
Shares issued in reinvestment of distributions	213	2,306	—	—
Shares redeemed	(159,840)	(1,764,662)	10	105

Net increase	44,717	$399,225	7,665	$75,139

Investor A
Shares sold	947,166	$9,961,761	563,013	$5,585,233
Shares issued in reinvestment of distributions	10,028	106,805	(4,647)	(45,447)
Shares redeemed	(34,852)	(366,192)	970	9,775

Net increase	922,342	$9,702,374	559,336	$5,549,561

Class K
Shares sold	2,515,766	$27,061,280	2,695,868	$26,115,996
Shares issued in reinvestment of distributions	28,345	304,860	(52,699)	(482,819)
Shares redeemed	(138,983)	(1,502,896)	8,660	84,202

Net increase	2,405,128	$25,863,244	2,651,829	$25,717,379

Total Net Increase	3,372,187	$35,964,843	3,218,830	$31,342,079

120	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2017		Period August 13, 2015[1] to July 31, 2016
Total Stock Market Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,397,637	$15,334,046	287,334	$2,764,841
Shares issued in reinvestment of distributions	3,142	33,618	1,847	18,263
Shares redeemed	(25,379)	(268,520)	(56,648)	(539,744)

Net increase	1,375,400	$15,099,144	232,533	$2,243,360

Investor A
Shares sold	2,967,658	$31,817,517	857,708	$8,734,653
Shares issued in reinvestment of distributions	20,084	214,341	1,219	12,649
Shares redeemed	(164,698)	(1,750,766)	(8,784)	(89,530)

Net increase	2,823,044	$30,281,092	850,143	$8,657,772

Class K
Shares sold	20,406,142	$219,045,099	28,212,416	$282,128,652
Shares issued in reinvestment of distributions	373,842	3,995,339	50,987	526,701
Shares redeemed	(3,242,721)	(34,336,907)	(454,730)	(4,586,864)

Net increase	17,537,263	$188,703,531	27,808,673	$278,068,489

Total Net Increase	21,735,707	$234,083,767	28,891,349	$288,969,621

[1]	Commencement of operations

At January 31, 2017, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Investor A	Class K
Midcap Index	—	10,414	—
Asia ex Japan Index	1,505,527	—	11,739
World Index	12,595	—	—
Small/Mid Cap Index	2,000	2,000	996,000
Total Stock Market Index	—	—	—

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On February 24, 2017, the Board approved name changes for each Fund. The change is expected to be effective during the second quarter of 2017.

Current Fund Name	New Fund Name
BlackRock Midcap Index Fund	iShares Russell Mid-Cap Index Fund
BlackRock MSCI Asia ex Japan Index Fund	iShares MSCI Asia ex Japan Index Fund
BlackRock MSCI World Index Fund	iShares MSCI Developed World Index Fund
BlackRock Small/Mid Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund
BlackRock Total Stock Market Index Fund	iShares Total U.S. Stock Market Index Fund

BLACKROCK FUNDS	JANUARY 31, 2017	121

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust.

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

122	BLACKROCK FUNDS	JANUARY 31, 2017

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JANUARY 31, 2017	123

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index5-1/17-SAR

JANUARY 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Min Vol EAFE Index Fund
➢	BlackRock Min Vol USA Index Fund
➢	BlackRock Multifactor International Index Fund
➢	BlackRock Multifactor USA Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS	JANUARY 31, 2017	3

Fund Summary as of January 31, 2017	BlackRock Min Vol EAFE Index Fund

Investment Objective

BlackRock Min Vol EAFE Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed markets equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the United States and Canada.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock Min Vol EAFE Index Fund” to “iShares Edge MSCI Min Vol EAFE Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2017, the Fund’s Institutional Shares returned (4.91)% and Class K Shares returned (4.89)%. The benchmark MSCI EAFE Minimum Volatility (USD) Index returned (4.63)% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•	Markets had a strong start to the period as expectations of a near-term Fed rate hike diminished, Japan announced another round of fiscal stimulus, and the earnings season had a strong start.

•

Despite multiple terrorist attacks in France and Germany and a failed coup in Turkey, markets continued to rally in August on the back of a strong earnings season and monetary stimulus from the Bank of England.

•

Positive performance sustained in September as the Fed kept rates unchanged, the Bank of Japan announced additional monetary stimulus, and OPEC decided to limit output. This was all despite inaction from the European Central Bank (“ECB”), the crisis in Syria, and concerns around Wells Fargo and Deutsche Bank. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance for the quarter.

•	Developed markets rallied later in the period as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors.
•

Global equity market performance was mixed in October as Asia and Europe outperformed the United States (in local currency terms) on improving economic data and supportive commentary from the Bank of England and ECB. Asian stocks continued to perform well in November as global investors absorbed the unexpected results of the U.S. election and the Bank of Japan’s first intervention after introducing target yield curve control in September. Europe lagged in anticipation of the Italian referendum, while energy stocks rallied as OPEC and Russia agreed on a production cut at the end of the month.

•

Global equities rallied as strong global economic data and continued optimism around President Trump’s reflationary policies outweighed the effects of the ECB’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI EAFE Minimum Volatility (USD) Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JANUARY 31, 2017

BlackRock Min Vol EAFE Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI EAFE Minimum Volatility (USD) Index.

[3]

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap equity universe across developed markets around the world excluding the United States and Canada. The index is calculated by optimizing the MSCI EAFE Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Aggregate Total Returns[5]
	6-Month Total Returns	Since Inception[6]
Institutional	(4.91)%	(3.77)%
Class K	(4.89)	(3.75)
MSCI EAFE Minimum Volatility (USD) Index	(4.63)	(3.10)

[5]	See “About Fund Performance” on page 14 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$950.90	$1.13	$1,000.00	$1,024.05	$1.17	0.23%
Class K	$1,000.00	$951.10	$0.89	$1,000.00	$1,024.30	$0.92	0.18%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2017	5

BlackRock Min Vol EAFE Index Fund

Portfolio Information as of January 31, 2017

Ten Largest Holdings	Percent of Net Assets
Nestle SA, Registered Shares	1%
Novartis AG, Registered Shares	1
Roche Holding AG	1
Danske Bank A/S	1
Swiss Re AG	1
CLP Holdings Ltd.	1
Hang Seng Bank Ltd.	1
Nippon Telegraph & Telephone Corp.	1
Reckitt Benckiser Group PLC	1
Otsuka Holdings Co. Ltd.	1

Geographic Allocation	Percent of Net Assets
Japan	29%
United Kingdom	15
Switzerland	13
Hong Kong	8
France	5
Denmark	5
Australia	4
Germany	4
Singapore	4
Israel	2
Belgium	2
Sweden	2
Finland	1
Ireland	1
New Zealand	1	[1]
Other	2
Other Assets Less Liabilities	2
Short-Term Securities	—	[2]

[1]	Other includes a less than 1% investment in each of the following countries: Italy, Luxembourg, Netherlands, Norway, Mexico and Spain.

[2]	Represents less than 1%.

6	BLACKROCK FUNDS	JANUARY 31, 2017

Fund Summary as of January 31, 2017	BlackRock Min Vol USA Index Fund

Investment Objective

BlackRock Min Vol USA Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock Min Vol USA Index Fund” to “iShares Edge MSCI Min Vol USA Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2017, the Fund’s Institutional Shares returned (1.25)% and Class K Shares returned (1.23)%. The benchmark MSCI USA Minimum Volatility (USD) Index returned (1.15)% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Most of the major U.S. equity indexes saw gains at the beginning of the period, largely driven by a dovish Fed that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations.

•

Investors’ focus on the September Fed meeting dominated market performance in the last month of the third quarter. While the Fed kept rates unchanged, several Fed officials expressed support of a rate hike later in the year.

•	The U.S. presidential election and the Fed were front and center in 2016, especially in the fourth quarter. The fourth quarter started with a slight increase in volatility as investors prepared for a possible Fed rate increase, and weighed probable outcomes of the presidential election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

•	The performance of U.S. equities post-election suggests market participants are optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI USA Minimum Volatility (USD) Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
AT&T, Inc.	2%
Automatic Data Processing, Inc.	2
PepsiCo, Inc.	1
Becton Dickinson & Co.	1
Johnson & Johnson	1
Verizon Communications, Inc.	1
McDonald’s Corp.	1
Procter & Gamble Co.	1
Stryker Corp.	1
Visa, Inc.	1

Sector Allocation	Percent of Net Assets
Health Care	19%
Information Technology	16
Consumer Staples	14
Financials	10
Utilities	8
Real Estate	8
Industrials	8
Consumer Discretionary	8
Telecommunication Services	3
Energy	2
Materials	2
Short-Term Securities	2

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK FUNDS	JANUARY 31, 2017	7

BlackRock Min Vol USA Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Minimum Volatility (USD) Index.

[3]

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-capitalization U.S. equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Aggregate Total Returns[5]
	6-Month Total Returns	Since Inception[6]
Institutional	(1.25)%	(1.25)%
Class K	(1.23)	(1.23)
MSCI USA Minimum Volatility (USD) Index	(1.15)	(1.18)

[5]	See “About Fund Performance” on page 14 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$987.50	$0.85	$1,000.00	$1,024.35	$0.87	0.18%
Class K	$1,000.00	$987.70	$0.65	$1,000.00	$1,024.55	$0.66	0.13%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

8	BLACKROCK FUNDS	JANUARY 31, 2017

Fund Summary as of January 31, 2017	BlackRock Multifactor International Index Fund

Investment Objective

BlackRock Multifactor International Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the United States, that have favorable exposure to target style factors subject to constraints.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock Multifactor International Index Fund” to “iShares Edge MSCI Multifactor Intl Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2017, the Fund’s Institutional Shares returned 3.77% and Class K Shares returned 3.79%. The benchmark MSCI World ex USA Diversified Multiple-Factor Index returned 3.66% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•	Markets had a strong start to the period as expectations of a near-term Fed rate hike diminished, Japan announced another round of fiscal stimulus, and the earnings season had a strong start.

•

Despite multiple terrorist attacks in France and Germany and a failed coup in Turkey, markets continued to rally in August on the back of a strong earnings season and monetary stimulus from the Bank of England.

•

Positive performance sustained in September as the Fed kept rates unchanged, the Bank of Japan announced additional monetary stimulus, and OPEC decided to limit output. This was all despite inaction from the European Central Bank (“ECB”), the crisis in Syria, and concerns around Wells Fargo and Deutsche Bank. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance for the quarter.

•	Developed markets rallied later in the period as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors.
•

Global equity market performance was mixed in October as Asia and Europe outperformed the United States (in local currency terms) on improving economic data and supportive commentary from the Bank of England and ECB. Asian stocks continued to perform well in November as global investors absorbed the unexpected results of the U.S. election and the Bank of Japan’s first intervention after introducing target yield curve control in September. Europe lagged in anticipation of the Italian referendum, while energy stocks rallied as OPEC and Russia agreed on a production cut at the end of the month.

•

Global equities rallied as strong global economic data and continued optimism around President Trump’s reflationary policies outweighed the effects of the ECB’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI World ex USA Diversified Multiple-Factor Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JANUARY 31, 2017	9

BlackRock Multifactor International Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI World ex USA Diversified Multiple-Factor Index.

[3]

An index that is based on the MSCI World ex USA Index, its parent index, which includes large- and mid-capitalization stocks across 22 of 23 developed markets, excluding the United States. The index aims to maximize exposure to four factors — value, momentum, quality and low size — while maintaining a risk profile similar to that of the underlying parent index.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Aggregate Total Returns[5]
	6-Month Total Returns	Since Inception[6]
Institutional	3.77%	6.36%
Class K	3.79	6.38
MSCI World ex USA Diversified Multiple-Factor Index	3.66	6.87

[5]	See “About Fund Performance” on page 14 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,037.70	$2.31	$1,000.00	$1,022.94	$2.29	0.45%
Class K	$1,000.00	$1,037.90	$2.05	$1,000.00	$1,023.19	$2.04	0.40%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

10	BLACKROCK FUNDS	JANUARY 31, 2017

BlackRock Multifactor International Index Fund

Portfolio Information as of January 31, 2017

Ten Largest Holdings	Percent of Net Assets
Nippon Telegraph & Telephone Corp.	2%
adidas AG	2
Swiss Re AG	2
Koninklijke Ahold Delhaize NV	2
Actelion Ltd., Registered Shares	2
Fuji Heavy Industries Ltd.	2
BAE Systems PLC	2
ITOCHU Corp.	1
Infineon Technologies AG	1
Cie Generale des Etablissements Michelin	1

Geographic Allocation	Percent of Net Assets
Japan	22%
United Kingdom	18
Switzerland	12
France	9
Germany	8
Australia	6
Canada	5
Netherlands	4
Hong Kong	3
Finland	2
Sweden	2
Denmark	2
Spain	1
Belgium	1
Israel	1
Singapore	1
Ireland	1
Other	—	[1]
Other Assets Less Liabilities	2
Short-Term Securities	—	[2]

[1]	Other includes a less than 1% investment in each of the following countries: Luxembourg and Italy.

[2]	Represents less than 1%.

BLACKROCK FUNDS	JANUARY 31, 2017	11

Fund Summary as of January 31, 2017	BlackRock Multifactor USA Index Fund

Investment Objective

BlackRock Multifactor USA Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock Multifactor USA Index Fund” to “iShares Edge MSCI Multifactor Intl Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2017, the Fund’s Institutional Shares returned 9.47% and Class K Shares returned 9.50%. The benchmark MSCI USA Diversified Multiple-Factor Index returned 9.84% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Most of the major U.S. equity indexes saw gains at the beginning of the period, largely driven by a dovish Fed that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations.

•

Investors’ focus on the September Fed meeting dominated market performance in the last month of the third quarter. While the Fed kept rates unchanged, several Fed officials expressed support of a rate hike later in the year.

•

The U.S. presidential election and the Fed were front and center in 2016, especially in the fourth quarter. The fourth quarter started with a slight increase in volatility as investors prepared for a possible Fed rate increase, and weighed probable outcomes of the presidential election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

•	The performance of U.S. equities post-election suggests market participants are optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI USA Diversified Multiple-Factor Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
AT&T, Inc.	3%
NVIDIA Corp.	2
General Motors Co.	2
Accenture PLC	2
Kimberly-Clark Corp.	2
Gilead Sciences, Inc.	2
Aetna, Inc.	2
Anthem, Inc.	2
Hewlett Packard Enterprise Co.	2
Phillips 66	2

Sector Allocation	Percent of Net Assets
Information Technology	19%
Health Care	14
Financials	12
Consumer Discretionary	8
Consumer Staples	8
Utilities	8
Industrials	7
Real Estate	7
Materials	6
Energy	5
Telecommunication Services	4
Short-Term Securities	2

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

12	BLACKROCK FUNDS	JANUARY 31, 2017

BlackRock Multifactor USA Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Diversified Multiple-Factor Index.

[3]

An index that is based on a traditional market cap weighted parent index, the MSCI USA Index, which includes U.S. large- and mid-capitalization stocks. The index aims to maximize exposure to four factors — value, momentum, quality and low size — while maintaining a risk profile similar to that of the underlying parent index.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Aggregate Total Returns[5]
	6-Month Total Returns	Since Inception[6]
Institutional	9.47%	10.79%
Class K	9.50	10.81
MSCI USA Diversified Multiple-Factor Index	9.84	11.12

[5]	See “About Fund Performance” on page 14 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,094.70	$1.85	$1,000.00	$1,023.44	$1.79	0.35%
Class K	$1,000.00	$1,095.00	$1.58	$1,000.00	$1,023.69	$1.53	0.30%
[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2017	13

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain the performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown on previous pages, which are based on a hypothetical investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.2%
AGL Energy Ltd.	27,724	$475,400
Commonwealth Bank of Australia	2,351	145,668
CSL Ltd.	1,629	138,872
Newcrest Mining Ltd.	8,563	140,426
Scentre Group	52,724	175,935
Sonic Healthcare Ltd.	22,266	351,164
Stockland	23,151	76,397
Telstra Corp. Ltd.	265,674	1,007,978
Transurban Group (a)	35,546	275,058
Vicinity Centres	77,863	168,951
Wesfarmers Ltd.	20,581	628,733
Westfield Corp.	32,105	214,024

		3,798,606
Belgium — 2.0%
Ageas	2,459	105,288
Colruyt SA	9,143	447,469
Groupe Bruxelles Lambert SA	2,822	240,498
KBC Group NV	866	56,244
Proximus	19,762	567,558
UCB SA	5,229	361,168

		1,778,225
Denmark — 4.6%
Chr Hansen Holding A/S	6,807	415,526
Coloplast A/S, Class B	5,097	365,482
Danske Bank A/S	38,442	1,282,213
DONG Energy A/S (b)(c)	12,023	455,908
DSV A/S	9,264	450,504
ISS A/S	11,487	409,033
TDC A/S (b)	38,495	202,834
Tryg A/S	13,911	266,162
William Demant Holding A/S (b)	17,122	320,593

		4,168,255
Finland — 1.3%
Elisa OYJ	8,574	288,923
Neste Oil OYJ	3,946	137,294
Orion OYJ, Class B	4,890	227,623
Sampo OYJ, Class A	11,948	553,294

		1,207,134
France — 4.8%
Aeroports de Paris	3,849	427,113
Air Liquide SA	1,988	214,632
AtoS SE	1,014	107,884
Danone SA	4,915	308,115
Dassault Systemes SA	4,857	375,995
Essilor International SA	1,195	140,193
Hermes International	388	168,620
Iliad SA	685	146,488
L’Oreal SA	2,764	502,542
Sanofi	4,990	401,079
SCOR SE	7,222	244,421
SEB SA	1,008	126,762
SES SA	8,030	156,141
Sodexo SA	3,213	355,301
Thales SA	4,834	453,500
Vivendi SA	7,863	144,176

		4,272,962

Common Stocks	Shares	Value
Germany — 4.0%
adidas AG	288	$45,448
Beiersdorf AG	4,451	394,887
Fresenius Medical Care AG & Co. KGaA	6,715	548,110
Fresenius SE & Co. KGaA	2,505	198,257
Henkel AG & Co. KGaA	4,021	424,305
MAN SE	5,040	522,507
Merck KGaA	2,219	244,826
Muenchener Rueckversicherungs AG, Registered Shares	2,640	497,128
SAP SE	2,956	270,327
Symrise AG	720	43,353
TUI AG	27,747	406,651

		3,595,799
Hong Kong — 8.2%
Cheung Kong Infrastructure Holdings Ltd.	90,000	723,753
CLP Holdings Ltd.	126,500	1,234,714
Hang Seng Bank Ltd.	60,300	1,229,093
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	379,000	316,355
HKT Trust & HKT Ltd. (a)	377,000	526,637
Hong Kong & China Gas Co. Ltd.	316,000	594,965
Link REIT	39,500	269,926
MTR Corp. Ltd.	189,500	962,689
PCCW Ltd.	422,000	256,139
Power Assets Holdings Ltd.	93,000	891,113
Yue Yuen Industrial Holdings Ltd.	93,500	342,239

		7,347,623
Ireland — 1.2%
Kerry Group PLC, Class A	8,285	582,232
Paddy Power Betfair PLC	807	84,328
Ryanair Holdings PLC — ADR (b)	4,415	369,359

		1,035,919
Israel — 2.1%
Azrieli Group Ltd.	4,684	213,801
Bank Hapoalim BM	121,251	732,619
Bank Leumi Le-Israel BM (b)	115,528	477,837
Bezeq The Israeli Telecommunication Corp. Ltd.	95,643	167,082
Mizrahi Tefahot Bank Ltd.	19,902	306,547

		1,897,886
Italy — 0.5%
Snam SpA	112,153	426,867
Japan — 29.0%
ABC-Mart, Inc.	3,500	203,767
Ajinomoto Co., Inc.	11,500	226,982
ANA Holdings, Inc.	157,000	466,336
Aozora Bank Ltd.	22,000	80,123
Asahi Group Holdings Ltd.	3,000	105,569
Astellas Pharma, Inc.	46,100	618,744
Benesse Holdings, Inc.	9,500	276,504
Bridgestone Corp.	4,600	168,709
Canon, Inc.	32,100	949,723
Chugai Pharmaceutical Co. Ltd.	2,900	85,227
Daiichi Sankyo Co. Ltd.	16,400	366,918
Daito Trust Construction Co. Ltd.	600	83,880
Daiwa House REIT Investment Corp.	50	125,904
East Japan Railway Co.	5,500	498,064
Eisai Co. Ltd.	3,600	198,434
FamilyMart UNY Holdings Co. Ltd.	6,800	430,843

Portfolio Abbreviations

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	15

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund

Common Stocks	Shares	Value
Japan (continued)
Hankyu Hanshin Holdings, Inc.	1,700	$57,681
Japan Airlines Co. Ltd.	17,100	544,518
Japan Prime Realty Investment Corp.	102	409,327
Japan Real Estate Investment Corp.	57	323,897
Japan Retail Fund Investment Corp.	242	517,416
Kajima Corp.	51,000	355,461
Kao Corp.	6,400	316,702
KDDI Corp.	12,700	341,228
Keikyu Corp.	49,000	574,620
Keyence Corp.	200	77,673
Kirin Holdings Co. Ltd.	13,900	227,762
Kyowa Hakko Kirin Co. Ltd.	2,600	35,208
Lawson, Inc.	9,300	678,834
LINE Corp. (b)	4,100	131,306
McDonald’s Holdings Co. Japan Ltd.	9,500	249,762
Meiji Holdings Co. Ltd.	4,300	333,063
Miraca Holdings, Inc.	4,600	209,648
Mitsubishi Tanabe Pharma Corp.	32,100	643,834
Mizuho Financial Group, Inc.	259,400	481,339
Nagoya Railroad Co. Ltd.	57,000	280,594
NH Foods Ltd.	14,600	397,350
Nippon Building Fund, Inc.	39	223,975
Nippon Prologis REIT, Inc.	212	443,002
Nippon Telegraph & Telephone Corp.	27,800	1,227,990
Nissin Foods Holdings Co. Ltd.	7,900	416,908
Nitori Holdings Co. Ltd.	2,500	280,179
Nomura Real Estate Master Fund, Inc.	450	701,129
Nomura Research Institute Ltd.	5,860	200,227
NTT Data Corp.	2,500	125,993
NTT Docomo, Inc.	32,000	765,122
Obayashi Corp.	22,600	215,292
Oracle Corp. Japan	5,200	291,360
Oriental Land Co. Ltd.	3,600	197,278
Osaka Gas Co. Ltd.	60,000	224,905
Otsuka Corp.	3,300	169,831
Otsuka Holdings Co. Ltd.	24,200	1,114,845
Park24 Co. Ltd.	7,400	204,245
Recruit Holdings Co. Ltd.	20,600	901,778
Sankyo Co. Ltd.	6,400	213,688
Santen Pharmaceutical Co. Ltd.	10,500	131,942
Secom Co. Ltd.	5,400	390,515
Seven & i Holdings Co. Ltd.	1,025	40,927
Shimamura Co. Ltd.	1,000	131,068
Shionogi & Co. Ltd.	3,600	173,384
Suntory Beverage & Food Ltd.	15,300	650,978
Taisei Corp.	23,000	163,382
Taisho Pharmaceutical Holdings Co. Ltd.	4,300	363,460
Takeda Pharmaceutical Co. Ltd.	16,200	678,547
Terumo Corp.	7,100	262,656
Tobu Railway Co. Ltd.	37,000	187,783
Toho Gas Co. Ltd.	7,000	52,365
Tokyo Gas Co. Ltd.	11,000	48,816
TonenGeneral Sekiyu KK	10,000	117,601
Toray Industries, Inc.	51,000	441,605
Toyo Suisan Kaisha Ltd.	12,700	453,154
Toyota Motor Corp.	3,100	180,274
Tsuruha Holdings, Inc.	1,000	94,002
United Urban Investment Corp.	349	556,658
USS Co. Ltd.	2,600	45,633
West Japan Railway Co.	3,600	234,550
Yamada Denki Co. Ltd.	43,900	241,863
Yamaguchi Financial Group, Inc.	14,000	152,532
Yamato Holdings Co. Ltd.	14,600	294,239

		26,078,631
Luxembourg — 0.5%
RTL Group SA (b)	5,534	422,783

Common Stocks	Shares	Value
Mexico — 0.1%
Fresnillo PLC	3,322	$60,980
Netherlands — 0.2%
Koninklijke Ahold Delhaize NV	2,875	61,248
NN Group NV	4,261	150,907

		212,155
New Zealand — 0.6%
Auckland International Airport Ltd.	9,136	45,825
Contact Energy Ltd.	36,969	129,549
Mercury NZ Ltd.	22,216	50,064
Meridian Energy Ltd.	50,291	97,166
Ryman Healthcare Ltd.	18,946	121,099
Spark New Zealand Ltd.	28,947	74,587

		518,290
Norway — 0.2%
Gjensidige Forsikring ASA	8,599	147,979
Singapore — 3.8%
DBS Group Holdings Ltd.	60,900	823,366
Oversea-Chinese Banking Corp. Ltd.	114,100	761,002
SATS, Ltd.	19,400	72,680
Singapore Airlines Ltd.	80,900	569,781
Singapore Press Holdings Ltd.	1,900	4,659
Singapore Telecommunications Ltd.	259,200	712,643
StarHub Ltd.	68,300	143,802
United Overseas Bank Ltd.	23,550	350,235

		3,438,168
Spain — 0.0%
Endesa SA	1,937	39,946
Sweden — 1.6%
Hennes & Mauritz AB, Class B	4,390	125,607
ICA Gruppen AB	4,540	148,361
L E Lundbergforetagen AB, B Shares	4,105	264,126
Skandinaviska Enskilda Banken AB, Class A	5,835	65,544
Svenska Handelsbanken AB, Class A	11,502	171,710
Swedbank AB, Class A	5,804	146,754
Swedish Match AB	5,003	162,881
TeliaSonera AB	93,108	377,687

		1,462,670
Switzerland — 13.5%
Baloise Holding AG, Registered Shares	3,226	415,389
Barry Callebaut AG, Registered Shares (b)	154	190,556
Givaudan SA, Registered Shares	225	405,639
Kuehne & Nagel International AG, Registered Shares	6,378	872,689
Lindt & Spruengli AG	82	455,131
Lindt & Spruengli AG, Registered Shares	5	324,293
Nestle SA, Registered Shares	18,341	1,343,744
Novartis AG, Registered Shares	17,633	1,301,801
Partners Group Holding AG	735	371,445
Roche Holding AG	5,473	1,296,818
Schindler Holding AG, Registered Shares	382	71,960
Sonova Holding AG, Registered Shares	6,034	798,933
Swiss Life Holding AG, Registered Shares (b)	1,472	446,881
Swiss Prime Site AG, Registered Shares (b)	7,826	651,931
Swiss Re AG	13,689	1,279,218
Swisscom AG, Registered Shares	2,228	982,873
Syngenta AG, Registered Shares	704	299,209
Zurich Insurance Group AG (b)	2,165	623,463

		12,131,973
United Kingdom — 15.2%
Admiral Group PLC	5,755	128,936
AstraZeneca PLC	13,287	705,128
British American Tobacco PLC	8,980	554,316
BT Group PLC	56,315	215,969

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Compass Group PLC	58,459	$1,040,397
Diageo PLC	24,893	691,474
Direct Line Insurance Group PLC	86,885	389,228
GlaxoSmithKline PLC	47,740	922,574
HSBC Holdings PLC	124,943	1,065,878
Imperial Brands PLC	11,105	514,468
Kingfisher PLC	127,131	539,390
Merlin Entertainments PLC (c)	20,908	125,702
National Grid PLC	86,996	1,019,000
Randgold Resources Ltd.	7,305	621,810
Reckitt Benckiser Group PLC	13,546	1,162,322
RELX PLC	41,512	745,144
Royal Mail PLC	110,010	571,321
Severn Trent PLC	1,648	47,237
Smith & Nephew PLC	28,402	424,884
SSE PLC	37,339	701,921
Tate & Lyle PLC	36,635	309,652
Unilever PLC	16,949	686,533

Common Stocks	Shares	Value
United Kingdom (continued)
United Utilities Group PLC	4,116	$47,666
Vodafone Group PLC	181,957	445,709

		13,676,659
Total Long-Term Investments (Cost — $87,923,657) — 97.6%		87,719,510

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (d)(e)	335,074	335,074
Total Short-Term Securities (Cost — $335,074) — 0.4%		335,074
Total Investments (Cost — $88,258,731) — 98.0%		88,054,584
Other Assets Less Liabilities — 2.0%		1,813,451

Net Assets — 100.0%		$89,868,035

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Current yield as of period end.

(e)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	335,074	335,074	$335,074	$284	—	—
BlackRock Premier Government Institutional Fund	—	—	—	—	3	—	—
					$287	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
9	FTSE 100 Index	March 2017	$797,691	$(8,600)
7	Nikkei 225 Index	March 2017	$588,655	(1,573)
5	SPI 200 Index	March 2017	$526,614	(6,725)
Total				$(16,898)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	[1]	—	—	$16,898	—	—	—	$16,898

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	17

Schedule of Investments (concluded)	BlackRock Min Vol EAFE Index Fund

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(27,140)	—		—	$(27,140)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(18,833)	—	—	—	$(18,833)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$998,885

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$3,798,606	—	$3,798,606
Belgium	—	1,778,225	—	1,778,225
Denmark	—	4,168,255	—	4,168,255
Finland	—	1,207,134	—	1,207,134
France	—	4,272,962	—	4,272,962
Germany	—	3,595,799	—	3,595,799
Hong Kong	$342,239	7,005,384	—	7,347,623
Ireland	1,035,919	—	—	1,035,919
Israel	—	1,897,886	—	1,897,886
Italy	—	426,867	—	426,867
Japan	—	26,078,631	—	26,078,631
Luxembourg	—	422,783	—	422,783
Mexico	—	60,980	—	60,980
Netherlands	—	212,155	—	212,155
New Zealand	—	518,290	—	518,290
Norway	—	147,979	—	147,979
Singapore	72,680	3,365,488	—	3,438,168
Spain	—	39,946	—	39,946
Sweden	—	1,462,670	—	1,462,670
Switzerland	—	12,131,973	—	12,131,973
United Kingdom	—	13,676,659	—	13,676,659
Short-Term Securities	335,074	—	—	335,074

Total	$1,785,912	$86,268,672	—	$88,054,584

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(16,898)	—	—	$(16,898)
[1] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
General Dynamics Corp.	178	$32,232
Lockheed Martin Corp.	157	39,459
Northrop Grumman Corp.	146	33,446
Raytheon Co.	418	60,259

		165,396
Air Freight & Logistics — 2.1%
C.H. Robinson Worldwide, Inc.	523	39,779
Expeditors International of Washington, Inc.	862	44,893
United Parcel Service, Inc., Class B	1,151	125,609

		210,281
Banks — 0.4%
US Bancorp	506	26,641
Wells Fargo & Co.	181	10,196

		36,837
Beverages — 3.5%
Coca-Cola Co.	2,588	107,583
Constellation Brands, Inc., Class A	239	35,793
Dr. Pepper Snapple Group, Inc.	713	65,025
PepsiCo, Inc.	1,327	137,716

		346,117
Capital Markets — 0.3%
CME Group, Inc.	250	30,270
Chemicals — 1.2%
E.I. du Pont de Nemours & Co.	210	15,855
Ecolab, Inc.	262	31,474
Monsanto Co.	198	21,445
Praxair, Inc.	247	29,255
Sherwin-Williams Co.	43	13,064
Valspar Corp.	68	7,525

		118,618
Commercial Services & Supplies — 3.1%
Cintas Corp.	505	58,635
Republic Services, Inc.	1,981	113,670
Waste Connections, Inc.	136	10,921
Waste Management, Inc.	1,680	116,760

		299,986
Communications Equipment — 1.2%
Cisco Systems, Inc.	2,281	70,073
Motorola Solutions, Inc.	568	45,843

		115,916
Distributors — 0.1%
Genuine Parts Co.	148	14,328
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B (a)	727	119,330
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	3,708	156,329
SBA Communications Corp. (a)	145	15,263
Verizon Communications, Inc.	2,756	135,072
Zayo Group Holdings, Inc. (a)	488	15,596

		322,260
Electric Utilities — 4.7%
American Electric Power Co., Inc.	276	17,680
Duke Energy Corp.	1,548	121,580
Eversource Energy	321	17,758
NextEra Energy, Inc.	521	64,458
Southern Co.	2,452	121,202
Westar Energy, Inc.	562	30,736
Xcel Energy, Inc.	2,171	89,706

		463,120

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	210	$14,173
Energy Equipment & Services — 0.2%
Schlumberger Ltd.	260	21,765
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	204	33,446
CVS Health Corp.	147	11,585
Sysco Corp.	558	29,272
Wal-Mart Stores, Inc.	697	46,518

		120,821
Food Products — 3.7%
Campbell Soup Co.	900	56,007
Conagra Brands, Inc.	467	18,255
General Mills, Inc.	1,826	114,089
Hershey Co.	102	10,758
Hormel Foods Corp.	521	18,912
J.M. Smucker Co.	51	6,928
Kellogg Co.	989	71,910
McCormick & Co., Inc.	633	60,483

		357,342
Health Care Equipment & Supplies — 8.4%
Abbott Laboratories	1,295	54,092
Baxter International, Inc.	1,121	53,707
Becton Dickinson & Co.	772	136,868
Boston Scientific Corp. (a)	1,586	38,159
C.R. Bard, Inc.	423	100,391
Cooper Cos., Inc.	138	25,476
Hologic, Inc. (a)	425	17,225
Intuitive Surgical, Inc. (a)	144	99,748
Medtronic PLC	1,146	87,119
ResMed, Inc.	234	15,804
Stryker Corp.	1,026	126,741
Varex Imaging Corp. (a)	1	17
Varian Medical Systems, Inc. (a)	689	53,501
Zimmer Biomet Holdings, Inc.	128	15,146

		823,994
Health Care Providers & Services — 4.3%
Aetna, Inc.	478	56,696
Anthem, Inc.	175	26,975
Cigna Corp.	280	40,942
Express Scripts Holding Co. (a)	196	13,500
Henry Schein, Inc. (a)	234	37,407
Humana, Inc.	164	32,554
Laboratory Corp. of America Holdings (a)	343	46,034
Patterson Cos., Inc.	353	14,688
Quest Diagnostics, Inc.	265	24,359
UnitedHealth Group, Inc.	745	120,764
Universal Health Services, Inc., Class B	101	11,376

		425,295
Hotels, Restaurants & Leisure — 2.3%
Aramark	663	22,436
Chipotle Mexican Grill, Inc. (a)	12	5,057
Darden Restaurants, Inc.	305	22,351
McDonald’s Corp.	1,083	132,743
Starbucks Corp.	822	45,391

		227,978
Household Products — 4.1%
Church & Dwight Co., Inc.	1,446	65,388
Clorox Co.	617	74,040
Colgate-Palmolive Co.	1,123	72,523
Kimberly-Clark Corp.	490	59,354
Procter & Gamble Co.	1,466	128,422

		399,727

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	19

Schedule of Investments (continued)	BlackRock Min Vol USA Index Fund

Common Stocks	Shares	Value
Industrial Conglomerates — 1.3%
3M Co.	314	$54,894
Danaher Corp.	860	72,171

		127,065
Insurance — 6.9%
Alleghany Corp. (a)	37	22,628
Allstate Corp.	742	55,806
Aon PLC	213	24,005
Arch Capital Group Ltd. (a)	1,134	100,189
Axis Capital Holdings Ltd.	852	54,536
Chubb Ltd.	764	100,458
Cincinnati Financial Corp.	246	17,363
Everest Re Group Ltd.	294	64,659
FNF Group	400	14,144
Markel Corp. (a)	69	63,825
Marsh & McLennan Cos., Inc.	834	56,729
Progressive Corp.	142	5,316
Travelers Cos., Inc.	424	49,939
W.R. Berkley Corp.	608	40,864

		670,461
Internet Software & Services — 1.5%
Alphabet, Inc., Class A (a)	56	45,931
eBay, Inc. (a)	1,063	33,835
Facebook, Inc., Class A (a)	487	63,466

		143,232
IT Services — 9.4%
Accenture PLC, Class A	943	107,379
Automatic Data Processing, Inc.	1,476	149,061
Broadridge Financial Solutions, Inc.	754	50,164
Fidelity National Information Services, Inc.	742	58,930
Fiserv, Inc. (a)	933	100,232
Gartner, Inc. (a)	528	52,462
International Business Machines Corp.	463	80,803
Mastercard, Inc., Class A	609	64,755
Paychex, Inc.	1,979	119,314
Vantiv, Inc., Class A (a)	182	11,328
Visa, Inc., Class A	1,522	125,884

		920,312
Life Sciences Tools & Services — 0.7%
Quintiles IMS Holdings, Inc. (a)	95	7,457
Thermo Fisher Scientific, Inc.	237	36,116
Waters Corp. (a)	148	20,964

		64,537
Media — 1.6%
Charter Communications, Inc., Class A (a)	175	56,691
Comcast Corp., Class A	842	63,504
Omnicom Group, Inc.	170	14,560
Walt Disney Co.	181	20,028

		154,783
Metals & Mining — 0.8%
Newmont Mining Corp.	2,225	80,723
Multi-Utilities — 3.2%
Consolidated Edison, Inc.	1,602	119,109
Dominion Resources, Inc.	995	75,899
PG&E Corp.	959	59,352
WEC Energy Group, Inc.	930	54,916

		309,276
Multiline Retail — 0.4%
Target Corp.	658	42,428

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	156	$17,370
Exxon Mobil Corp.	1,457	122,228
Occidental Petroleum Corp.	571	38,697

		178,295
Pharmaceuticals — 4.5%
Allergan PLC (a)	27	5,910
Eli Lilly & Co.	1,097	84,502
Johnson & Johnson	1,207	136,693
Merck & Co., Inc.	1,561	96,766
Pfizer, Inc.	3,534	112,134

		436,005
Professional Services — 0.3%
Equifax, Inc.	64	7,506
Verisk Analytics, Inc. (a)	252	20,825

		28,331
Real Estate Investment Trusts (REITs) — 9.5%
AGNC Investment Corp.	3,110	58,064
American Tower Corp.	110	11,385
Annaly Capital Management, Inc.	9,354	95,598
AvalonBay Communities, Inc.	664	115,078
Boston Properties, Inc.	54	7,069
Camden Property Trust	82	6,853
Crown Castle International Corp.	856	75,182
Digital Realty Trust, Inc.	219	23,571
Equity Residential	908	55,179
Essex Property Trust, Inc.	155	34,767
Extra Space Storage, Inc.	95	6,845
Federal Realty Investment Trust	373	52,380
Macerich Co.	470	32,284
National Retail Properties, Inc.	112	4,883
Public Storage	414	89,010
Realty Income Corp.	1,056	62,969
Regency Centers Corp.	340	23,708
Simon Property Group, Inc.	352	64,687
UDR, Inc.	1,396	48,790
Ventas, Inc.	401	24,730
Welltower, Inc.	560	37,128

		930,160
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	1,041	38,330
Linear Technology Corp.	158	9,974

		48,304
Software — 3.3%
Adobe Systems, Inc. (a)	435	49,320
ANSYS, Inc. (a)	518	48,309
Cadence Design Systems, Inc. (a)	882	22,959
Intuit, Inc.	92	10,909
Microsoft Corp.	955	61,741
Oracle Corp.	1,047	41,995
Synopsys, Inc. (a)	1,315	82,700
VMware, Inc., Class A (a)	82	7,178

		325,111
Specialty Retail — 3.2%
AutoZone, Inc. (a)	112	81,198
Foot Locker, Inc.	101	6,923
Home Depot, Inc.	499	68,652
Lowe’s Cos., Inc.	360	26,309
O’Reilly Automotive, Inc. (a)	65	17,048
Ross Stores, Inc.	267	17,651
TJX Cos., Inc.	1,210	90,653

		308,434

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Min Vol USA Index Fund

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	42	$5,097
Tobacco — 1.6%
Altria Group, Inc.	1,428	101,645
Philip Morris International, Inc.	403	38,740
Reynolds American, Inc.	237	14,251

		154,636
Water Utilities — 0.2%
American Water Works Co., Inc.	324	23,795
Total Long-Term Investments (Cost — $9,713,056) — 97.9%		9,584,539

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	161,472	$161,472
Total Short-Term Securities (Cost — $161,472) — 1.6%		161,472
Total Investments (Cost — $9,874,528) — 99.5%		9,746,011
Other Assets Less Liabilities — 0.5%		44,764

Net Assets — 100.0%		$9,790,775

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	161,472	161,472	$161,472	$118	$1	—
BlackRock Premier Government Institutional Fund	111,089	(111,089)	—	—	74	—	—
Total				$161,472	$192	$1	—

[1] Includes net capital gain distributions.

(c)	Current yield as of period end.

•

For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	S&P 500 E-Mini Index	March 2017	$113,725	$2,150

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$2,150	—	—	—	$2,150

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	21

Schedule of Investments (concluded)	BlackRock Min Vol USA Index Fund

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$3,898	—		—	$3,898
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,018	—	—	—	$1,018

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$56,863

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$9,584,539	—	—	$9,584,539
Short-Term Securities	161,472	—	—	161,472

Total	$9,746,011	—	—	$9,746,011

Derivative Financial Instruments[2]
Assets:
Equity contracts	$2,150	—	—	$2,150
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Multifactor International Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.9%
Aristocrat Leisure Ltd.	4,070	$47,199
Bendigo & Adelaide Bank Ltd.	3,485	33,189
Cochlear Ltd.	438	41,608
Dexus Property Group	6,928	47,195
Domino’s Pizza Enterprises Ltd.	469	21,158
Flight Centre Travel Group Ltd.	425	9,663
Fortescue Metals Group Ltd.	11,700	59,205
Goodman Group	13,445	70,604
GPT Group	13,735	48,776
Harvey Norman Holdings Ltd.	4,248	16,112
Lend Lease Group (a)	4,221	45,136
Mirvac Group	27,843	42,889
Qantas Airways Ltd.	3,941	10,187
REA Group Ltd.	403	16,089
Vocus Group Ltd.	3,846	11,795
Westfield Corp.	14,836	98,902

		619,707
Belgium — 1.3%
Ageas	1,540	65,939
Colruyt SA	515	25,205
Umicore SA	728	40,778

		131,922
Canada — 5.5%
CAE, Inc.	2,020	28,687
Cameco Corp.	3,026	38,533
CCL Industries, Inc., Class B	213	43,836
Constellation Software, Inc.	146	65,943
Industrial Alliance Insurance & Financial Services, Inc.	784	32,987
Keyera Corp.	1,396	40,982
Linamar Corp.	374	16,443
Magna International, Inc.	2,884	124,757
Metro, Inc.	1,821	55,319
Teck Resources Ltd., Class B	4,261	104,425
Veresen, Inc.	2,346	23,852

		575,764
Denmark — 1.6%
Coloplast A/S, Class B	927	66,471
DSV A/S	1,472	71,582
Tryg A/S	880	16,837
William Demant Holding A/S (b)	936	17,526

		172,416
Finland — 2.4%
Elisa OYJ	1,088	36,663
Kone OYJ, Class B	224	10,127
Neste Oil OYJ	980	34,097
Orion OYJ, Class B	783	36,448
Stora Enso OYJ, Class R	4,211	47,787
UPM-Kymmene OYJ	4,080	92,534

		257,656
France — 9.0%
Arkema SA	510	50,369
AtoS SE	673	71,603
AXA SA	5,968	146,677
Cap Gemini SA	399	32,486
Cie Generale des Etablissements Michelin	1,370	147,182
CNP Assurances	1,312	24,656
Electricite de France SA	1,967	19,391
Renault SA	1,470	132,364
Rexel SA	2,272	39,626
SCOR SE	1,248	42,237
SEB SA	170	21,379
Societe BIC SA	220	28,765

Common Stocks	Shares	Value
France (continued)
Thales SA	807	$75,709
Valeo SA	1,800	110,015

		942,459
Germany — 8.1%
adidas AG	1,415	223,294
Covestro AG (c)	542	40,788
Deutsche Lufthansa AG, Registered Shares	1,776	23,725
Evonik Industries AG	603	19,574
Fuchs Petrolub SE, Preference Shares	532	24,362
GEA Group AG	1,374	56,934
Hannover Rueck SE	461	50,779
HeidelbergCement AG	1,078	104,139
Infineon Technologies AG	8,253	151,866
Innogy SE (b)(c)	1,044	35,709
K+S AG, Registered Shares	1,461	37,114
Metro AG	1,363	46,643
OSRAM Licht AG	681	39,533

		854,460
Hong Kong — 2.8%
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	20,500	17,112
Hysan Development Co. Ltd.	5,000	22,787
Kerry Properties Ltd.	5,000	14,149
NWS Holdings Ltd.	12,321	22,140
Sino Land Co. Ltd.	24,000	39,656
WH Group Ltd. (c)	61,500	46,712
Wharf Holdings Ltd.	10,000	74,983
Wheelock & Co. Ltd.	6,000	36,468
Yue Yuen Industrial Holdings Ltd.	5,500	20,132

		294,139
Ireland — 0.5%
DCC PLC	677	54,609
Israel — 1.2%
Bank Hapoalim BM	8,105	48,972
Bank Leumi Le-Israel BM (b)	10,683	44,186
Mizrahi Tefahot Bank Ltd.	1,064	16,389
Taro Pharmaceutical Industries Ltd. (b)	115	12,016

		121,563
Italy — 0.1%
UnipolSai SpA	4,275	8,916
Japan — 22.0%
Aeon Mall Co. Ltd.	900	13,044
Air Water, Inc.	1,000	18,516
Alfresa Holdings Corp.	1,400	23,045
Amada Holdings Co. Ltd.	2,600	30,560
Bank of Kyoto Ltd.	2,000	15,635
Brother Industries Ltd.	1,800	33,224
Chiba Bank Ltd.	5,000	32,707
Chugoku Bank Ltd.	1,200	17,652
Concordia Financial Group Ltd.	8,800	46,415
Daicel Corp.	2,200	24,328
Daito Trust Construction Co. Ltd.	500	69,900
Daiwa House Industry Co. Ltd.	4,300	116,453
DeNA Co. Ltd.	800	17,875
Fuji Heavy Industries Ltd.	4,500	180,072
Fukuoka Financial Group, Inc.	6,000	26,486
Hachijuni Bank Ltd.	3,100	18,246
Hiroshima Bank Ltd.	4,000	18,689
Hitachi Chemical Co. Ltd.	800	22,713
Hitachi High-Technologies Corp.	500	21,417
Hitachi Metals Ltd.	1,600	22,181
Idemitsu Kosan Co. Ltd.	700	21,645
Iida Group Holdings Co. Ltd.	1,100	20,587

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	23

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund

Common Stocks	Shares	Value
Japan (continued)
ITOCHU Corp.	11,400	$157,045
Japan Airlines Co. Ltd.	900	28,659
JSR Corp.	1,500	25,709
Kakaku.com, Inc.	1,100	19,913
Kamigumi Co. Ltd.	2,000	19,441
Kaneka Corp.	2,000	17,232
Koito Manufacturing Co. Ltd.	900	47,741
Konami Holdings Corp.	700	27,992
Kuraray Co. Ltd.	2,700	42,795
Kyushu Financial Group, Inc.	2,700	18,603
Lion Corp.	2,000	34,786
Maruichi Steel Tube Ltd.	400	13,413
Mebuki Financial Group, Inc.	7,100	27,266
Medipal Holdings Corp.	1,000	16,207
Miraca Holdings, Inc.	400	18,230
Mitsubishi Chemical Holdings Corp.	10,400	72,539
Mitsubishi Gas Chemical Co., Inc.	1,500	28,771
Mixi, Inc.	400	17,354
Nippon Electric Glass Co. Ltd.	3,000	17,270
Nippon Telegraph & Telephone Corp.	5,100	225,279
Nisshin Seifun Group, Inc.	1,500	22,819
NOK Corp.	700	14,226
Oji Holdings Corp.	5,000	22,131
Oracle Corp. Japan	300	16,809
Osaka Gas Co. Ltd.	14,000	52,478
Park24 Co. Ltd.	800	22,081
Pola Orbis Holdings, Inc.	200	19,001
Stanley Electric Co. Ltd.	1,200	33,807
Start Today Co. Ltd.	1,500	28,253
Sumitomo Dainippon Pharma Co. Ltd.	1,200	20,356
Sumitomo Heavy Industries Ltd.	4,000	27,502
Sumitomo Rubber Industries Ltd.	1,300	20,305
Sundrug Co. Ltd.	300	20,688
Suruga Bank Ltd.	1,300	29,617
Suzuken Co. Ltd.	600	19,809
Taiheiyo Cement Corp.	9,000	31,449
Teijin Ltd.	1,400	29,549
Toho Gas Co. Ltd.	3,000	22,442
Toppan Printing Co. Ltd.	4,000	39,264
Toyo Suisan Kaisha Ltd.	700	24,977
Toyoda Gosei Co. Ltd.	500	12,044
Tsuruha Holdings, Inc.	300	28,200
Yamada Denki Co. Ltd.	4,800	26,445
Yamaguchi Financial Group, Inc.	2,000	21,790
Yokogawa Electric Corp.	1,700	27,166

		2,320,843
Luxembourg — 0.2%
RTL Group SA (b)	291	22,232
Netherlands — 3.8%
Aegon NV	13,838	75,216
Koninklijke Ahold Delhaize NV	9,764	208,010
Koninklijke Boskalis Westminster NV	293	10,840
Koninklijke Vopak NV	538	23,110
NN Group NV	2,252	79,757

		396,933
Singapore — 0.9%
Golden Agri-Resources Ltd.	54,000	16,243
SATS, Ltd.	5,100	19,107
Singapore Exchange Ltd.	6,100	32,086
UOL Group Ltd.	3,700	16,757
Yangzijiang Shipbuilding Holdings Ltd.	14,700	8,407

		92,600

Common Stocks	Shares	Value
Spain — 1.5%
Mapfre SA	8,100	$24,560
Repsol SA	8,478	125,658
Zardoya Otis SA	1,329	11,218

		161,436
Sweden — 1.7%
Boliden AB	2,087	60,883
L E Lundbergforetagen AB, -B Shares	286	18,402
Securitas AB, Class B	2,394	38,120
Skanska AB, Class B	2,555	62,470

		179,875
Switzerland — 11.9%
Actelion Ltd., Registered Shares (b)	729	190,337
Aryzta AG (b)	667	18,373
Baloise Holding AG, Registered Shares	382	49,187
Coca-Cola HBC AG (b)	1,360	31,087
EMS-Chemie Holding AG, Registered Shares	63	32,521
Geberit AG, Registered Shares	269	114,968
Kuehne & Nagel International AG, Registered Shares	413	56,510
Lonza Group AG, Registered Shares (b)	405	74,406
Pargesa Holding SA, Bearer Shares	261	17,386
Partners Group Holding AG	133	67,214
Schindler Holding AG, Participation Certificates	295	56,232
Schindler Holding AG, Registered Shares	157	29,575
SGS SA, Registered Shares	42	89,115
Sika AG, Bearer Shares	17	89,339
Swiss Life Holding AG, Registered Shares (b)	246	74,682
Swiss Prime Site AG, Registered Shares (b)	532	44,317
Swiss Re AG	2,356	220,165

		1,255,414
United Kingdom — 17.8%
3i Group PLC	7,433	65,661
Aberdeen Asset Management PLC	6,933	22,944
Admiral Group PLC	1,615	36,183
Ashtead Group PLC	3,767	76,373
Babcock International Group PLC	1,900	21,398
BAE Systems PLC	23,158	170,088
Barratt Developments PLC	7,661	46,200
Berkeley Group Holdings PLC	993	35,072
Bunzl PLC	2,562	67,536
Croda International PLC	1,004	42,396
Direct Line Insurance Group PLC	10,510	47,083
Dixons Carphone PLC	7,481	29,841
GKN PLC	13,101	56,803
Hargreaves Lansdown PLC	1,994	34,065
IMI PLC	2,079	30,591
Investec PLC	2,658	18,859
ITV PLC	27,735	71,169
J. Sainsbury PLC	10,293	33,489
Johnson Matthey PLC	1,454	59,640
Meggitt PLC	5,925	31,248
Mondi PLC	2,807	62,041
Old Mutual PLC	37,046	97,280
Persimmon PLC	2,351	57,262
Petrofac Ltd.	1,980	22,927
Provident Financial PLC	1,126	38,774
Randgold Resources Ltd.	462	39,326
RELX PLC	8,005	143,690
Sage Group PLC	8,250	63,807
Smith & Nephew PLC	6,735	100,753
Smiths Group PLC	3,020	57,241
Tate & Lyle PLC	3,565	30,133
Taylor Wimpey PLC	24,911	52,592
Travis Perkins PLC	1,899	34,829
William Hill PLC	6,761	22,054

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
WM Morrison Supermarkets PLC	16,956	$50,551
Wolseley PLC	119	7,370

		1,877,269
Total Long-Term Investments (Cost — $9,683,536) — 98.2%		10,340,213

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (d)(e)	22,854	22,854
Total Short-Term Securities (Cost — $22,854) — 0.2%		22,854
Total Investments (Cost — $9,706,390) — 98.4%		10,363,067
Other Assets Less Liabilities — 1.6%		166,980

Net Assets — 100.0%		$10,530,047

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	22,854	22,854	$22,854	$20	—	—
BlackRock Premier Government Institutional Fund	5,173	(5,173)	—	—	2	—	—
Total				$22,854	$22	—	—

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
4	Euro Stoxx 50 Index	March 2017	$139,644	$(1,604)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$1,604	—	—	—	$1,604

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	25

Schedule of Investments (concluded)	BlackRock Multifactor International Index Fund

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$8,985	—		—	$8,985
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(4,362)	—	—	—	$(4,362)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$128,985

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$619,707	—	$619,707
Belgium	—	131,922	—	131,922
Canada	$575,764	—	—	575,764
Denmark	—	172,416	—	172,416
Finland	—	257,656	—	257,656
France	—	942,459	—	942,459
Germany	35,709	818,751	—	854,460
Hong Kong	20,132	274,007	—	294,139
Ireland	—	54,609	—	54,609
Israel	12,016	109,547	—	121,563
Italy	—	8,916	—	8,916
Japan	—	2,320,843	—	2,320,843
Luxembourg	—	22,232	—	22,232
Netherlands	—	396,933	—	396,933
Singapore	19,107	73,493	—	92,600
Spain	—	161,436	—	161,436
Sweden	—	179,875	—	179,875
Switzerland	—	1,255,414	—	1,255,414
United Kingdom	—	1,877,269	—	1,877,269
Short-Term Securities	22,854	—	—	22,854

Total	$685,582	$9,677,485	—	$10,363,067

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,604)	—	—	$(1,604)
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.3%
Autoliv, Inc.	458	$52,972
Core Laboratories NV	229	26,754
Huntington Ingalls Industries, Inc.	243	47,132
L3 Technologies, Inc.	401	63,635
Northrop Grumman Corp.	738	169,061

		359,554
Airlines — 0.9%
American Airlines Group, Inc.	688	30,444
Southwest Airlines Co.	805	42,110
United Continental Holdings, Inc. (a)	419	29,527

		102,081
Auto Components — 0.9%
Goodyear Tire & Rubber Co.	1,336	43,273
Lear Corp.	372	52,858

		96,131
Automobiles — 2.3%
General Motors Co.	6,951	254,476
Banks — 0.9%
Citizens Financial Group, Inc.	2,683	97,044
Beverages — 0.8%
Dr. Pepper Snapple Group, Inc.	943	86,002
Biotechnology — 2.2%
Gilead Sciences, Inc.	2,901	210,177
United Therapeutics Corp. (a)	223	36,490

		246,667
Building Products — 0.3%
AO Smith Corp.	760	37,050
Capital Markets — 0.7%
Eaton Vance Corp.	585	24,529
Raymond James Financial, Inc.	642	48,105

		72,634
Chemicals — 3.1%
Celanese Corp., Series A	747	63,047
Eastman Chemical Co.	752	58,280
International Flavors & Fragrances, Inc.	414	48,525
LyondellBasell Industries NV, Class A	1,839	171,523

		341,375
Communications Equipment — 0.6%
Harris Corp.	646	66,351
Construction & Engineering — 0.7%
Fluor Corp.	718	39,849
Jacobs Engineering Group, Inc. (a)	625	36,594

		76,443
Containers & Packaging — 1.3%
Avery Dennison Corp.	455	33,224
Packaging Corp. of America	490	45,168
WestRock Co.	1,307	69,742

		148,134
Distributors — 0.7%
Genuine Parts Co.	757	73,285
Diversified Telecommunication Services — 4.0%
AT&T, Inc.	8,666	365,358
CenturyLink, Inc.	2,837	73,365

		438,723
Electric Utilities — 4.0%
Edison International	1,607	117,118
Entergy Corp.	930	66,625
Exelon Corp.	4,796	172,080

Common Stocks	Shares	Value
Electric Utilities (continued)
OGE Energy Corp.	1,038	$34,815
Pinnacle West Capital Corp.	560	43,473

		434,111
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	661	97,821
Electronic Equipment, Instruments & Components — 3.8%
Arrow Electronics, Inc. (a)	474	34,849
Avnet, Inc.	648	30,093
Corning, Inc.	5,388	142,728
Flex Ltd. (a)	2,839	44,487
FLIR Systems, Inc.	694	24,519
TE Connectivity Ltd.	1,848	137,399

		414,075
Energy Equipment & Services — 0.4%
Helmerich & Payne, Inc.	562	39,992
Food Products — 5.1%
Archer-Daniels-Midland Co.	3,023	133,798
Bunge Ltd.	725	50,177
Campbell Soup Co.	1,024	63,724
Hormel Foods Corp.	1,476	53,579
Ingredion, Inc.	375	48,071
J.M. Smucker Co.	605	82,189
McCormick & Co., Inc.	320	30,576
Tyson Foods, Inc., Class A	1,546	97,073

		559,187
Gas Utilities — 0.8%
Atmos Energy Corp.	540	41,137
UGI Corp.	900	41,733

		82,870
Health Care Equipment & Supplies — 2.4%
Align Technology, Inc. (a)	374	34,292
Edwards Lifesciences Corp. (a)	1,106	106,441
ResMed, Inc.	722	48,764
Teleflex, Inc.	229	38,410
Varex Imaging Corp. (a)	1	23
Varian Medical Systems, Inc. (a)	487	37,816

		265,746
Health Care Providers & Services — 8.0%
Aetna, Inc.	1,768	209,703
Anthem, Inc.	1,326	204,390
Cardinal Health, Inc.	1,643	123,159
Cigna Corp.	1,293	189,062
MEDNAX, Inc. (a)	477	32,603
Quest Diagnostics, Inc.	716	65,815
Universal Health Services, Inc., Class B	453	51,021

		875,753
Household Products — 2.1%
Kimberly-Clark Corp.	1,869	226,392
Insurance — 10.1%
Aflac, Inc.	2,087	146,069
Alleghany Corp. (a)	44	26,909
Arch Capital Group Ltd. (a)	637	56,279
Assurant, Inc.	321	31,179
Axis Capital Holdings Ltd.	471	30,149
Cincinnati Financial Corp.	790	55,758
FNF Group	1,260	44,554
Lincoln National Corp.	1,209	81,619
Loews Corp.	1,459	67,960
Markel Corp. (a)	70	64,750
MetLife, Inc.	3,536	192,394
Principal Financial Group, Inc.	1,467	83,751

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	27

Schedule of Investments (continued)	BlackRock Multifactor USA Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Reinsurance Group of America, Inc.	333	$41,781
Torchmark Corp.	585	43,021
Unum Group	1,218	55,334
W.R. Berkley Corp.	495	33,269
XL Group Ltd.	1,433	53,838

		1,108,614
Internet Software & Services — 0.3%
MercadoLibre, Inc.	207	38,376
IT Services — 4.9%
Accenture PLC, Class A	2,058	234,344
Broadridge Financial Solutions, Inc.	604	40,184
Computer Sciences Corp.	730	45,406
Paychex, Inc.	1,634	98,514
Total System Services, Inc.	835	42,318
Western Union Co.	2,535	49,635
Xerox Corp.	4,390	30,423

		540,824
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	1,661	81,339
Mettler-Toledo International, Inc. (a)	137	58,448
Waters Corp. (a)	413	58,502

		198,289
Machinery — 1.2%
AGCO Corp.	346	21,729
Cummins, Inc.	717	105,406

		127,135
Media — 1.2%
News Corp., Class A	1,978	24,310
Omnicom Group, Inc.	1,199	102,694

		127,004
Metals & Mining — 1.8%
Newmont Mining Corp.	2,757	100,024
Nucor Corp.	1,603	93,118

		193,142
Multi-Utilities — 3.1%
Ameren Corp.	1,229	64,707
Consolidated Edison, Inc.	1,527	113,532
Public Service Enterprise Group, Inc.	2,629	116,333
SCANA Corp.	687	47,197

		341,769
Oil, Gas & Consumable Fuels — 4.0%
Marathon Petroleum Corp.	707	33,971
Phillips 66	2,385	194,664
Tesoro Corp.	609	49,238
Valero Energy Corp.	2,367	155,654

		433,527
Professional Services — 0.3%
ManpowerGroup, Inc.	356	33,984
Real Estate Investment Trusts (REITs) — 6.5%
HCP, Inc.	2,430	73,678
Liberty Property Trust	763	29,292
Mid-America Apartment Communities, Inc.	590	56,020
National Retail Properties, Inc.	765	33,354
Public Storage	766	164,690
Realty Income Corp.	1,344	80,143
Ventas, Inc.	1,826	112,609
VEREIT, Inc.	5,016	42,786
Weyerhaeuser Co.	3,891	121,905

		714,477

Common Stocks	Shares	Value
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	234	$24,109
Road & Rail — 0.1%
AMERCO, Inc.	35	13,183
Semiconductors & Semiconductor Equipment — 3.2%
Marvell Technology Group Ltd.	2,199	32,699
NVIDIA Corp.	2,478	270,548
Qorvo, Inc. (a)	665	42,700

		345,947
Software — 2.3%
CA, Inc.	1,633	51,064
CDK Global, Inc.	663	41,471
Intuit, Inc.	710	84,192
Microsoft Corp.	443	28,640
Synopsys, Inc. (a)	786	49,431

		254,798
Specialty Retail — 2.7%
Best Buy Co., Inc.	1,474	65,623
Dick’s Sporting Goods, Inc.	458	23,633
Foot Locker, Inc.	686	47,018
Ross Stores, Inc.	2,026	133,939
Staples, Inc.	3,282	30,194

		300,407
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	934	113,341
Hewlett Packard Enterprise Co.	8,635	195,842
NetApp, Inc.	1,457	55,832
Seagate Technology PLC	1,507	68,041

		433,056
Wireless Telecommunication Services — 0.3%
Sprint Corp. (a)	4,135	38,166
Total Long-Term Investments (Cost — $9,922,869) — 98.1%		10,758,704

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	164,145	164,145
Total Short-Term Securities (Cost — $164,145) — 1.5%		164,145
Total Investments (Cost — $10,087,014) — 99.6%		10,922,849
Other Assets Less Liabilities — 0.4%		49,086

Net Assets — 100.0%		$10,971,935

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multifactor USA Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	164,145	164,145	$164,145	$113	$1	—
BlackRock Premier Government Institutional Fund	105,026	(105,026)	—	—	39	—	—
Total				$164,145	$152	$1	—

[1] Includes net capital gain distributions.

(c)	Current yield as of period end.

•

For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	S&P 500 E-Mini Index	March 2017	$113,725	$2,150

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$2,150	—	—	—	$2,150

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$6,201	—		—	$6,201
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,018	—	—	—	$1,018

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$56,863

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	29

Schedule of Investments (concluded)	BlackRock Multifactor USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$10,758,704	—	—	$10,758,704
Short-Term Securities	164,145	—	—	164,145

Total	$10,922,849	—	—	$10,922,849

Derivative Financial Instruments[2]
Assets:
Equity contracts	$2,150	—	—	$2,150
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JANUARY 31, 2017

Statements of Assets and Liabilities

January 31, 2017 (Unaudited)	BlackRock Min Vol EAFE Index Fund	BlackRock Min Vol USA Index Fund	BlackRock Multifactor International Index Fund	BlackRock Multifactor USA Index Fund

Assets
Investments at value — unaffiliated[1]	$87,719,510	$9,584,539	$10,340,213	$10,758,704
Investments at value — affiliated[2]	335,074	161,472	22,854	164,145
Cash	—	—	—	10
Cash pledged for futures contracts	87,241	6,000	9,530	6,000
Foreign currency at value[3]	2,561,803	—	146,978	—
Receivables:
Investments sold	4,307,901	7,498	71	5,289
Capital shares sold	60,614	—	—	—
Dividends — unaffiliated	35,417	9,881	6,144	8,414
From the Manager	31,879	33,585	34,494	28,588
Dividends — affiliated	272	43	4	47
Deferred offering costs	46,764	46,764	46,764	46,764
Prepaid expenses	7,632	7,632	7,635	7,634

Total assets	95,194,107	9,857,414	10,614,687	11,025,595

Liabilities
Payables:
Investments purchased	5,232,217	—	—	—
Variation margin on futures contracts	15,017	75	791	75
Offering costs	8,601	15,501	12,387	11,351
Officer’s and Trustees’ fees	4,054	4,054	4,046	4,045
Other accrued expenses	66,183	47,009	67,416	38,189

Total liabilities	5,326,072	66,639	84,640	53,660

Net Assets	$89,868,035	$9,790,775	$10,530,047	$10,971,935

Net Assets Consist of
Paid-in capital	$90,195,263	$10,038,009	$9,999,816	$10,003,358
Undistributed (distributions in excess of) net investment income	9,355	5,470	(14,048)	(1,448)
Accumulated net realized gain (loss)	(133,001)	(126,337)	(113,753)	132,040
Net unrealized appreciation (depreciation)	(203,582)	(126,367)	658,032	837,985

Net Assets	$89,868,035	$9,790,775	$10,530,047	$10,971,935

[1] Investments at cost — unaffiliated	$87,923,657	$9,713,056	$9,683,536	$9,922,869
[2] Investments at cost — affiliated	$335,074	$161,472	$22,854	$164,145
[3] Foreign currency at cost	$2,541,670	—	$144,304	—

Net Asset Value
Institutional:
Net assets	$95,202	$126,290	$105,299	$113,461

Shares outstanding	10,000	12,942	10,000	10,345

Net asset value	$9.52	$9.76	$10.53	$10.97

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K:
Net assets	$89,772,833	$9,664,485	$10,424,748	$10,858,474

Shares outstanding	9,430,682	990,713	990,000	990,000

Net asset value	$9.52	$9.76	$10.53	$10.97

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	31

Statements of Operations

Six Months Ended January 31, 2017 (Unaudited)	BlackRock Min Vol EAFE Index Fund	BlackRock Min Vol USA Index Fund	BlackRock Multifactor International Index Fund	BlackRock Multifactor USA Index Fund

Investment Income
Dividends — unaffiliated	$132,143	$119,309	$102,905	$117,362
Dividends — affiliated	287	192	22	152
Foreign taxes withheld	(7,630)	—	(8,552)	(19)

Total Investment Income	124,800	119,501	94,375	117,495

Expenses
Offering	52,788	52,788	52,788	52,788
Custodian	30,495	13,879	31,059	7,271
Professional	27,033	26,373	27,033	26,373
Registration	7,931	7,931	7,931	7,931
Investment advisory	6,808	1,956	15,539	11,004
Printing	6,177	6,177	6,177	6,177
Officer and Trustees	5,522	5,522	5,522	5,522
Transfer agent — class specific	358	358	358	358
Miscellaneous	2,536	2,533	2,538	2,535

Total expenses	139,648	117,517	148,945	119,959
Less:
Fees waived by the Manager	(6,808)	(1,956)	(15,539)	(11,004)
Other expenses reimbursed by the Manager	(117,133)	(108,818)	(112,296)	(92,847)
Transfer agent fees waived and/or reimbursed — class specific	(334)	(327)	(333)	(332)

Total expenses after fees waived and/or reimbursed	15,373	6,416	20,777	15,776

Net investment income	109,427	113,085	73,598	101,719

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(120,073)	(127,578)	(104,015)	126,970
Futures contracts	(27,140)	3,898	8,985	6,201
Foreign currency transactions	14,607	—	(9,921)	—
Capital gain distributions from investment companies — affiliated	—	1	—	1

	(132,606)	(123,679)	(104,951)	133,172

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(318,358)	(121,273)	414,205	722,299
Futures contracts	(18,833)	1,018	(4,362)	1,018
Foreign currency translations	16,059	—	957	—

	(321,132)	(120,255)	410,800	723,317

Net realized and unrealized gain (loss)	(453,738)	(243,934)	305,849	856,489

Net Increase (Decrease) in Net Assets Resulting from Operations	$(344,311)	$(130,849)	$379,447	$958,208

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JANUARY 31, 2017

Statements of Changes in Net Assets

	BlackRock Min Vol EAFE Index Fund		BlackRock Min Vol USA Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2017 (Unaudited)	Period from July 13, 2016[1] to July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Period from July 13, 2016[1] to July 31, 2016

Operations
Net investment income	$109,427	$3,678	$113,085	$4,318
Net realized gain (loss)	(132,606)	65	(123,679)	(29)
Net change in unrealized appreciation (depreciation)	(321,132)	117,550	(120,255)	(6,112)

Net increase (decrease) in net assets resulting from operations	(344,311)	121,293	(130,849)	(1,823)

Distributions to Shareholders[2]
From net investment income:
Institutional	(1,015)	—	(1,414)	—
Class K	(102,735)	—	(110,587)	—
From net realized gain:
Institutional	(5)	—	(34)	—
Class K	(538)	—	(2,595)	—

Decrease in net assets resulting from distributions to shareholders	(104,293)	—	(114,630)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	80,195,346	10,000,000	9,776	10,028,301

Net Assets
Total increase (decrease) in net assets	79,746,742	10,121,293	(235,703)	10,026,478
Beginning of period	10,121,293	—	10,026,478	—

End of period	$89,868,035	$10,121,293	$9,790,775	$10,026,478

Undistributed net investment income, end of period	$9,355	$3,678	$5,470	$4,386

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	33

Statements of Changes in Net Assets

	BlackRock Multifactor International Index Fund		BlackRock Multifactor USA Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2017 (Unaudited)	Period from July 13, 2016[1] to July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Period from July 13, 2016[1] to July 31, 2016

Operations
Net investment income	$73,598	$7,156	$101,719	$1,670
Net realized loss	(104,951)	(4)	133,172	75
Net change in unrealized appreciation (depreciation)	410,800	247,232	723,317	114,668

Net increase in net assets resulting from operations	379,447	254,384	958,208	116,413

Distributions to Shareholders[2]
From net investment income:
Institutional	(927)	—	(1,048)	—
Class K	(94,075)	—	(103,953)	—
From net realized gain:
Institutional	(88)	—	(12)	—
Class K	(8,694)	—	(1,195)	—

Decrease in net assets resulting from distributions to shareholders	(103,784)	—	(106,208)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	—	10,000,000	3,522	10,000,000

Net Assets
Total increase in net assets	275,663	10,254,384	855,522	10,116,413
Beginning of period	10,254,384	—	10,116,413	—

End of period	$10,530,047	$10,254,384	$10,971,935	$10,116,413

Undistributed (distributions in excess of) net investment income, end of period	$(14,048)	$7,356	$(1,448)	$1,834

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock Min Vol EAFE Index Fund

	Institutional
	Six Months Ended January 31, 2017 (Unaudited)	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.12	$10.00

Net investment income[2]	0.09	0.00	[3]
Net realized and unrealized gain (loss)	(0.59)	0.12

Net increase (decrease) from investment operations	(0.50)	0.12

Distributions:[4]
From net investment income	(0.10)	—
From net realized gain	(0.00)[5]	—

Total distributions	(0.10)	—

Net asset value, end of period	$9.52	$10.12

Total Return[6,7]
Based on net asset value	(4.91)%	1.20%

Ratios to Average Net Assets
Total expenses[8]	2.17% [9,10]	3.97%	[11]

Total expenses after fees waived and/or reimbursed[8]	0.23% [9]	0.23%

Net investment income[8]	1.89% [9]	0.70%

Supplemental Data
Net assets, end of period (000)	$95	$101

Portfolio turnover rate	47%	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Annualized.

[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[10]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.66%.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.44%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	35

Financial Highlights (concluded)	BlackRock Min Vol EAFE Index Fund

	Class K
	Six Months Ended January 31, 2017 (Unaudited)	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.12	$10.00

Net investment income[2]	0.07	0.00	[3]
Net realized and unrealized gain (loss)	(0.57)	0.12

Net increase (decrease) from investment operations	(0.50)	0.12

Distributions:[4]
From net investment income	(0.10)	—
From net realized gain	(0.00)[5]	—

Total distributions	(0.10)	—

Net asset value, end of period	$9.52	$10.12

Total Return[6,7]
Based on net asset value	(4.89)%	1.20%

Ratios to Average Net Assets
Total expenses[8]	1.33% [9,10]	3.90%	[11]

Total expenses after fees waived and/or reimbursed[8]	0.18% [9]	0.18%

Net investment income[8]	1.28% [9]	0.75%

Supplemental Data
Net assets, end of period (000)	$89,773	$10,020

Portfolio turnover rate	47%	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Annualized.

[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[10]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.64%.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.37%.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock Min Vol USA Index Fund

	Institutional
	Six Months Ended January 31, 2017 (Unaudited)	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.12	0.00	[3]
Net realized and unrealized (loss)	(0.25)	(0.00)[4]

Net increase (decrease) from investment operations	(0.13)	—

Distributions:[4]
From net investment income	(0.11)	—
From net realized gain	(0.00)[5]	—

Total distributions	(0.11)	—

Net asset value, end of period	$9.76	$10.00

Total Return[6,7]
Based on net asset value	(1.25)%	0.00%

Ratios to Average Net Assets
Total expenses[8]	1.89% [9]	2.81%	[10,11]

Total expenses after fees waived and/or reimbursed[8]	0.18%	0.18%	[10]

Net investment income[8]	2.38%	0.85%	[10]

Supplemental Data
Net assets, end of period (000)	$126	$128

Portfolio turnover rate	11%	1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Annualized.

[9]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.42%.

[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.78%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	37

Financial Highlights (concluded)	BlackRock Min Vol USA Index Fund

	Class K
	Six Months Ended January 31, 2017 (Unaudited)	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.11	0.00	[3]
Net realized and unrealized (loss)	(0.24)	(0.00)[4]

Net increase (decrease) from investment operations	(0.13)	—

Distributions:[4]
From net investment income	(0.11)	—
From net realized gain	(0.00)[5]	—

Total distributions	(0.11)	—

Net asset value, end of period	$9.76	$10.00

Total Return[6,7]
Based on net asset value	(1.23)%	0.00%

Ratios to Average Net Assets
Total expenses[8]	1.87% [9]	2.75%	[10,11]

Total expenses after fees waived and/or reimbursed[8]	0.13%	0.13%	[10]

Net investment income[8]	2.31%	0.87%	[10]

Supplemental Data
Net assets, end of period (000)	$9,664	$9,898

Portfolio turnover rate	11%	1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Annualized.

[9]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.

[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.99%.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock Multifactor International Index Fund

	Institutional
	Six Months Ended January 31, 2017 (Unaudited)	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.25	$10.00

Net investment income[2]	0.07	0.01
Net realized and unrealized gain	0.31	0.24

Net increase from investment operations	0.38	0.25

Distributions:[3]
From net investment income	(0.09)	—
From net realized gain	(0.01)	—

Total distributions	(0.10)	—

Net asset value, end of period	$10.53	$10.25

Total Return[4,5]
Based on net asset value	3.77%	2.50%

Ratios to Average Net Assets
Total expenses[6]	2.43% [7]	4.20%	[8]

Total expenses after fees waived and/or reimbursed[6]	0.45%	0.45%

Net investment income[6]	1.37%	1.39%

Supplemental Data
Net assets, end of period (000)	$105	$103

Portfolio turnover rate	21%	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.94%.

[8]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.62%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	39

Financial Highlights (concluded)	BlackRock Multifactor International Index Fund

	Class K
	Six Months Ended January 31, 2017 (Unaudited)	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.25	$10.00

Net investment income[2]	0.07	0.01
Net realized and unrealized gain	0.32	0.24

Net increase from investment operations	0.39	0.25

Distributions:[3]
From net investment income	(0.10)	—
From net realized gain	(0.01)	—

Total distributions	(0.11)	—

Net asset value, end of period	$10.53	$10.25

Total Return[4,5]
Based on net asset value	3.79%	2.50%

Ratios to Average Net Assets
Total expenses[6]	2.37% [7]	4.13%	[8]

Total expenses after fees waived and/or reimbursed[6]	0.40%	0.40%

Net investment income[6]	1.42%	1.44%

Supplemental Data
Net assets, end of period (000)	$10,425	$10,152

Portfolio turnover rate	21%	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.87%.

[8]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.55%.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock Multifactor USA Index Fund

	Institutional
	Six Months Ended January 31, 2017 (Unaudited)	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.12	$10.00

Net investment income[2]	0.10	0.00	[3]
Net realized and unrealized gain	0.85	0.12

Net increase from investment operations	0.95	0.12

Distributions:[4]
From net investment income	(0.10)	—
From net realized gain	(0.00)[5]	—

Total distributions	(0.10)	—

Net asset value, end of period	$10.97	$10.12

Total Return[6,7]
Based on net asset value	9.47%	1.20%

Ratios to Average Net Assets
Total expenses[8]	1.85% [9]	2.54%	[10,11]

Total expenses after fees waived and/or reimbursed[8]	0.35%	0.35%	[10]

Net investment income[8]	1.89%	0.29%	[10]

Supplemental Data
Net assets, end of period (000)	$113	$101

Portfolio turnover rate	21%	—	[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Annualized.

[9]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.35%.

[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.73%.

[12]	Amount is less than 0.50%

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	41

Financial Highlights (concluded)	BlackRock Multifactor USA Index Fund

	Class K
	Six Months Ended January 31, 2017 (Unaudited)	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.12	$10.00

Net investment income[2]	0.10	0.00	[3]
Net realized and unrealized gain	0.86	0.12

Net increase from investment operations	0.96	0.12

Distributions:[4]
From net investment income	(0.11)	—
From net realized gain	(0.00)[5]	—

Total distributions	(0.11)	—

Net asset value, end of period	$10.97	$10.12

Total Return[6,7]
Based on net asset value	9.50%	1.20%

Ratios to Average Net Assets
Total expenses[8]	1.79% [9]	2.47%	[10,11]

Total expenses after fees waived and/or reimbursed[8]	0.30%	0.30%	[10]

Net investment income[8]	1.94%	0.34%	[10]

Supplemental Data
Net assets, end of period (000)	$10,858	$10,015

Portfolio turnover rate	21%	—	[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distribution for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Annualized.

[9]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.29%.

[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.67%.

[12]	Amount is less than 0.50%

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Min Vol EAFE Index Fund	Min Vol EAFE	Diversified
BlackRock Min Vol USA Index Fund	Min Vol USA	Diversified
BlackRock Multifactor International Index Fund	MF International	Non-diversified
BlackRock Multifactor USA Index Fund	MF USA	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K shares are sold without a sales charge and only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash

BLACKROCK FUNDS	JANUARY 31, 2017	43

Notes to Financial Statements (continued)

balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that a Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

44	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

BLACKROCK FUNDS	JANUARY 31, 2017	45

Notes to Financial Statements (continued)

For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets, based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
Min Vol EAFE	0.08%
Min Vol USA	0.04%
MF International	0.30%
MF USA	0.21%

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

For the six months ended January 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Class K	Total
Min Vol EAFE	$26	$322	$358
Min Vol USA	$26	$322	$358
MF International	$26	$322	$358
MF USA	$26	$322	$358

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Class K
Min Vol EAFE	0.23%	0.18%
Min Vol USA	0.18%	0.13%
MF International	0.45%	0.40%
MF USA	0.35%	0.30%

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to November 30, 2017, unless approved by the Board, including a majority of the Independent Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as other expenses reimbursed by the Manager, and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six-months ended January 31, 2017, the amounts included in fees waived by the Manager and shown as other expenses reimbursed by the Manager were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Min Vol EAFE	$6,687	$117,133
Min Vol USA	$1,910	$108,818
MF International	$15,535	$112,296
MF USA	$10,971	$92,847

For the period ended January 31, 2017, class specific expense waivers and/or reimbursements were as follows:

Transfer Agent Fees Waived and/or Reimbursed

	Institutional	Class K	Total
Min Vol EAFE	$12	$322	$334
Min Vol USA	$5	$322	$327
MF International	$11	$322	$333
MF USA	$10	$322	$332

46	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

With respect to the Funds, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2017, the amounts waived were as follows:

Amount Waived
Min Vol EAFE	$50
Min Vol USA	$46
MF International	$4
MF USA	$33

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of a Fund’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2017. This contractual agreement may be terminated upon 90 days’ notice by a majority of Independent Trustees or by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Funds. This amount is included in fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2017, the amount included in fees waived the Manager for Min Vol EAFE was $71.

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.
(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On January 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring 2018				Expiring 2019
	Min Vol EAFE	Min Vol USA	MF International	MF USA	Min Vol EAFE	Min Vol USA	MF International	MF USA
Fund Level	$54,983	$48,547	$55,142	$46,403	$123,820	$110,728	$127,831	$103,818
Institutional	$1	$1	$1	$1	$12	$5	$11	$10
Class K	$49	$48	$49	$49	$322	$322	$322	$322

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the Fund’s investment restrictions). If a Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula establishted by the Board.

During the period ended January 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

BLACKROCK FUNDS	JANUARY 31, 2017	47

Notes to Financial Statements (continued)

6. Purchases and Sales:

For the period ended January 31, 2017, purchases and sales of investments excluding short-term securities were as follows:

	Min Vol EAFE	Min Vol USA	MF International	MF USA
Purchases	$87,918,010	$1,035,654	$2,072,712	$2,133,347
Sales	$9,655,270	$1,105,263	$2,077,917	$2,228,512

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for the period ended July 31, 2016.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Min Vol EAFE	Min Vol USA	MF International	MF USA
Tax cost	$88,267,860	$9,874,528	$9,716,694	$10,087,014

Gross unrealized appreciation	$1,004,357	$307,501	$968,759	$1,031,469
Gross unrealized depreciation	(1,217,633)	(436,018)	(322,386)	(195,634)

Net unrealized appreciation (depreciation)	$(213,276)	$(128,517)	$646,373	$835,835

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2017, the Funds did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

48	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2017		Period July 13, 2016[1] to July 31, 2016
Min Vol EAFE	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	10,000	$100,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	—	—	10,000	$100,000

Class K
Shares sold	8,463,828	$80,413,720	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(23,146)	(218,374)	—	—

Net increase	8,440,682	$80,195,346	990,000	$9,900,000

Total Net Increase	8,440,682	$80,195,346	1,000,000	$10,000,000

BLACKROCK FUNDS	JANUARY 31, 2017	49

Notes to Financial Statements (continued)

	Six Months Ended January 31, 2017		Period July 13, 2016[1] to July 31, 2016
Min Vol USA	Shares	Amount	Shares	Amount
Institutional
Shares sold	25,057	$249,307	12,830	$128,301
Shares issued in reinvestment of distributions	34	327	—	—
Shares redeemed	(24,979)	(246,792)	—	—

Net increase	112	$2,842	12,830	$128,301

Class K
Shares sold	713	$6,934	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—	—	—

Net increase	713	$6,934	990,000	$9,900,000

Total Net Increase	825	$9,776	1,002,830	$10,028,301

	Six Months Ended January 31, 2017		Period July 13, 2016[1] to July 31, 2016
MF International	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	10,000	$100,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	—	—	10,000	$100,000

Class K
Shares sold	—	—	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—	—	—

Net increase	—	—	990,000	$9,900,000

Total Net Increase	—	—	1,000,000	$10,000,000

	Six Months Ended January 31, 2017		Period July 13, 2016[1] to July 31, 2016
MF USA	Shares	Amount	Shares	Amount
Institutional
Shares sold	343	$3,500	10,000	$100,000
Shares issued in reinvestment of distributions	2	22	—	—
Shares redeemed	—	—	—	—

Net increase	345	$3,522	10,000	$100,000

Class K
Shares sold	—	—	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—	—	—

Net increase	—	—	990,000	$9,900,000

Total Net Increase	345	$3,522	1,000,000	$10,000,000

[1]	Commencement of operations.

At January 31, 2017, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Class K
Min Vol EAFE	10,000	990,000
Min Vol USA	10,000	990,000
MF International	10,000	990,000
MF USA	10,000	990,000

50	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (concluded)

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock Min Vol EAFE Index Fund,” “BlackRock Min Vol USA Index Fund,” “BlackRock Multifactor International Index Fund” and “BlackRock Multifactor USA Index Fund” to “iShares Edge MSCI Min Vol EAFE Index Fund,” “iShares Edge MSCI Min Vol USA Index Fund,” “iShares Edge MSCI Multifactor Intl Index Fund” and “iShares Edge MSCI Multifactor Intl Index Fund,” respectively. The change is expected to be effective during the second quarter of 2017.

BLACKROCK FUNDS	JANUARY 31, 2017	51

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110 Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

52	BLACKROCK FUNDS	JANUARY 31, 2017

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 537-4942; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 537-4942 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK FUNDS	JANUARY 31, 2017	53

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

54	BLACKROCK FUNDS	JANUARY 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MFMV-1/17-SAR

JANUARY 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock USA Momentum Factor Index Fund
➢	BlackRock USA Quality Factor Index Fund
➢	BlackRock USA Size Factor Index Fund
➢	BlackRock USA Value Factor Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS	JANUARY 31, 2017	3

Fund Summary as of January 31, 2017	BlackRock USA Momentum Factor Index Fund

Investment Objective

BlackRock USA Momentum Factor Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock USA Momentum Factor Index Fund” to “iShares Edge MSCI USA Momentum Factor Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Facebook, Inc., Class A	5%
Amazon.com, Inc.	5
Procter & Gamble Co.	5
Microsoft Corp.	5
Johnson & Johnson	5
UnitedHealth Group, Inc.	4
NVIDIA Corp.	3
Alphabet, Inc.	3
Texas Instruments, Inc.	2
QUALCOMM, Inc.	2

Sector Allocation	Percent of Net Assets
Information Technology	39%
Health Care	14
Consumer Staples	10
Consumer Discretionary	9
Industrials	8
Utilities	7
Real Estate	4
Financials	4
Energy	2
Materials	2
Telecommunication Services	1

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value December 20, 2016[1]	Ending Account Value January 31, 2017	Expenses Paid During the Period[2]	Beginning Account Value December 20, 2016[1]	Ending Account Value January 31, 2017	Expenses Paid During the Period[2]	Annualized Expense Ratio
Institutional	$1,000.00	$1,020.40	$0.23	$1,000.00	$1,005.52	$0.23	0.20%
Class K	$1,000.00	$1,020.40	$0.17	$1,000.00	$1,005.58	$0.17	0.15%

[1]	Commencement of operations.

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period from December 20, 2016, the commencement of operations, to January 31, 2017).

[3]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JANUARY 31, 2017

Fund Summary as of January 31, 2017	BlackRock USA Quality Factor Index Fund

Investment Objective

BlackRock USA Quality Factor Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock USA Quality Factor Index Fund” to “iShares Edge MSCI USA Quality Factor Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	5%
Microsoft Corp.	5
Johnson & Johnson	5
International Business Machines Corp.	3
Home Depot, Inc.	3
Walt Disney Co.	3
Intel Corp.	3
Mastercard, Inc.	3
Visa, Inc.	3
PepsiCo, Inc.	3

Sector Allocation	Percent of Net Assets
Information Technology	37%
Consumer Discretionary	22
Industrials	16
Health Care	12
Consumer Staples	8
Materials	2
Financials	2
Real Estate	1

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value December 20, 2016[1]	Ending Account Value January 31, 2017	Expenses Paid During the Period[2]	Beginning Account Value December 20, 2016[1]	Ending Account Value January 31, 2017	Expenses Paid During the Period[2]	Annualized Expense Ratio
Institutional	$1,000.00	$1,001.10	$0.23	$1,000.00	$1,005.52	$0.23	0.20%
Class K	$1,000.00	$1,001.10	$0.17	$1,000.00	$1,005.58	$0.17	0.15%

[1]	Commencement of operations.

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period from December 20, 2016, the commencement of operations, to January 31, 2017).

[3]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JANUARY 31, 2017	5

Fund Summary as of January 31, 2017	BlackRock USA Size Factor Index Fund

Investment Objective

BlackRock USA Size Factor Index Fund’s (the “Fund”) investment objective is to seek to seek to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock USA Size Factor Index Fund” to “iShares Edge MSCI USA Size Factor Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Information

Ten Largest Holdings*	Percent of Net Assets
Arch Capital Group Ltd.	1%
Mid-America Apartment Communities, Inc.	1
Clorox Co.	1

*	Fund does not hold any other positions in excess of 1% of Net Assets.

Sector Allocation	Percent of Net Assets
Financials	17%
Consumer Discretionary	13
Industrials	13
Information Technology	11
Health Care	11
Consumer Staples	10
Real Estate	8
Utilities	8
Materials	5
Energy	3
Telecommunication Services	1

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value December 20, 2016[1]	Ending Account Value January 31, 2017	Expenses Paid During the Period[2]	Beginning Account Value December 20, 2016[1]	Ending Account Value January 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,007.90	$0.23	$1,000.00	$1,005.52	$0.23	0.20%
Class K	$1,000.00	$1,007.90	$0.17	$1,000.00	$1,005.58	$0.17	0.15%

[1]	Commencement of operations.

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period from December 20, 2016, the commencement of operations, to January 31, 2017).

[3]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JANUARY 31, 2017

Fund Summary as of January 31, 2017	BlackRock USA Value Factor Index Fund

Investment Objective

BlackRock USA Value Factor Index Fund’s (the “Fund”) investment objective is to seek to seek to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock USA Value Factor Index Fund” to “iShares Edge MSCI USA Value Factor Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	8%
Intel Corp.	4
Chevron Corp.	4
General Motors Co.	3
Cosco Systems, Inc.	3
Pfizer, Inc.	3
Wal-Mart Stores, Inc.	3
Bank of America Corp.	3
Gilead Sciences, Inc.	3
AT&T, Inc.	3

Sector Allocation	Percent of Net Assets
Information Technology	22%
Financials	14
Health Care	14
Consumer Discretionary	12
Industrials	10
Consumer Staples	9
Energy	7
Utilities	3
Materials	3
Real Estate	3
Telecommunication Services	3

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value December 20, 2016[1]	Ending Account Value January 31, 2017	Expenses Paid During the Period[2]	Beginning Account Value December 20, 2016[1]	Ending Account Value January 31, 2017	Expenses Paid During the Period[2]	Annualized Expense Ratio
Institutional	$1,000.00	$995.30	$0.23	$1,000.00	$1,005.52	$0.23	0.20%
Class K	$1,000.00	$995.40	$0.17	$1,000.00	$1,005.58	$0.17	0.15%
[1]	Commencement of operations.
[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period from December 20, 2016, the commencement of operations, to January 31, 2017).

[3]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JANUARY 31, 2017	7

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown on previous pages, which are based on a hypothetical investment of $1,000 invested on December 20, 2016 (commencement of operations) and held through January 31, 2017, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.4%
B/E Aerospace, Inc.	273	$16,781
Huntington Ingalls Industries, Inc.	130	25,215
Lockheed Martin Corp.	544	136,723
Northrop Grumman Corp.	498	114,082
Raytheon Co.	693	99,903
TransDigm Group, Inc.	255	55,182

		447,886
Banks — 0.5%
Fifth Third Bancorp	2,037	53,166
Beverages — 1.0%
Constellation Brands, Inc., Class A	425	63,648
Molson Coors Brewing Co., Class B	396	38,222

		101,870
Biotechnology — 0.1%
Seattle Genetics, Inc. (a)	256	15,421
Building Products — 0.2%
AO Smith Corp.	369	17,989
Chemicals — 0.4%
Albemarle Corp.	413	38,260
Commercial Services & Supplies — 2.3%
Cintas Corp.	266	30,885
Republic Services, Inc.	854	49,003
Waste Connections, Inc.	609	48,903
Waste Management, Inc.	1,487	103,346

		232,137
Communications Equipment — 0.3%
F5 Networks, Inc. (a)	219	29,353
Construction & Engineering — 0.2%
Jacobs Engineering Group, Inc. (a)	310	18,150
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	116	26,634
Vulcan Materials Co.	250	32,082

		58,716
Containers & Packaging — 0.2%
Packaging Corp. of America	279	25,718
Diversified Financial Services — 1.1%
MSCI, Inc.	193	15,971
S&P Global, Inc.	812	97,586

		113,557
Diversified Telecommunication Services — 0.1%
Zayo Group Holdings, Inc. (a)	405	12,944
Electric Utilities — 4.2%
Edison International	761	55,462
NextEra Energy, Inc.	1,402	173,455
Pinnacle West Capital Corp.	273	21,193
Southern Co.	2,004	99,058
Westar Energy, Inc.	583	31,884
Xcel Energy, Inc.	1,133	46,816

		427,868
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	987	66,613
Corning, Inc.	3,105	82,251
Flex Ltd. (a)	1,753	27,470

		176,334

Common Stocks	Shares	Value
Food & Staples Retailing — 0.6%
Sysco Corp.	1,154	$60,539
Food Products — 1.6%
Conagra Brands, Inc.	972	37,995
Ingredion, Inc.	267	34,227
Tyson Foods, Inc., Class A	982	61,660
WhiteWave Foods Co. (a)	629	34,633

		168,515
Gas Utilities — 0.4%
Atmos Energy Corp.	229	17,445
UGI Corp.	587	27,219

		44,664
Health Care Equipment & Supplies — 3.9%
Align Technology, Inc. (a)	188	17,238
Baxter International, Inc.	1,389	66,547
Becton Dickinson & Co.	469	83,149
IDEXX Laboratories, Inc. (a)	367	44,895
Intuitive Surgical, Inc. (a)	94	65,113
Stryker Corp.	840	103,765
Varian Medical Systems, Inc. (a)	260	20,189

		400,896
Health Care Providers & Services — 3.6%
UnitedHealth Group, Inc.	2,286	370,561
Hotels, Restaurants & Leisure — 1.0%
Domino’s Pizza, Inc.	249	43,460
Las Vegas Sands Corp.	1,126	59,205

		102,665
Household Durables — 0.1%
Garmin Ltd.	304	14,680
Household Products — 5.5%
Church & Dwight Co., Inc.	562	25,414
Procter & Gamble Co.	5,958	521,921
Spectrum Brands Holdings, Inc.	114	15,206

		562,541
Industrial Conglomerates — 1.0%
Danaher Corp.	1,199	100,620
Insurance — 2.1%
Aon PLC	657	74,044
Cincinnati Financial Corp.	405	28,585
Loews Corp.	763	35,541
Principal Financial Group, Inc.	848	48,412
Reinsurance Group of America, Inc.	200	25,094

		211,676
Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc. (a)	638	525,380
Internet Software & Services — 11.1%
Akamai Technologies, Inc. (a)	470	32,237
Alphabet, Inc., Class A (a)	318	260,821
Alphabet, Inc., Class C (a)	315	250,989
Facebook, Inc., Class A (a)	4,151	540,958
MercadoLibre, Inc.	147	27,252
Zillow Group, Inc., Class C (a)	423	14,966

		1,127,223
IT Services — 0.6%
Computer Sciences Corp.	695	43,229
Vantiv, Inc., Class A (a)	321	19,979

		63,208

Portfolio Abbreviations

REIT	Real Estate Investment Trust

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock USA Momentum Factor Index Fund

Common Stocks	Shares	Value
Life Sciences Tools & Services — 0.4%
Mettler-Toledo International, Inc. (a)	86	$36,690
Machinery — 1.4%
Illinois Tool Works, Inc.	870	110,664
Xylem, Inc.	573	28,255

		138,919
Media — 1.9%
Charter Communications, Inc., Class A (a)	525	170,073
Liberty Broadband Corp., Class C (a)	317	27,053

		197,126
Metals & Mining — 0.6%
Newmont Mining Corp.	1,597	57,939
Multi-Utilities — 2.2%
Alliant Energy Corp.	656	24,699
Ameren Corp.	459	24,166
CenterPoint Energy, Inc.	982	25,738
CMS Energy Corp.	592	25,219
DTE Energy Co.	452	44,585
NiSource, Inc.	677	15,145
SCANA Corp.	373	25,625
WEC Energy Group, Inc.	619	36,552

		221,729
Oil, Gas & Consumable Fuels — 1.9%
Continental Resources, Inc. (a)	222	10,780
ONEOK, Inc.	604	33,286
Parsley Energy, Inc., Class A (a)	807	28,423
Spectra Energy Corp.	2,943	122,576

		195,065
Pharmaceuticals — 4.7%
Johnson & Johnson	4,235	479,614
Professional Services — 0.3%
Equifax, Inc.	247	28,968
Real Estate Investment Trusts (REITs) — 4.2%
Alexandria Real Estate Equities, Inc.	249	27,594
American Tower Corp.	1,081	111,883
Digital Realty Trust, Inc.	416	44,774
Duke Realty Corp.	1,232	29,975
Equinix, Inc.	164	63,137
Liberty Property Trust	418	16,047
Prologis, Inc.	1,596	77,965
Ventas, Inc.	911	56,181

		427,556
Semiconductors & Semiconductor Equipment — 14.2%
Applied Materials, Inc.	5,388	184,539
Broadcom Ltd.	1,012	201,894
Lam Research Corp.	506	58,119
Linear Technology Corp.	962	60,731
Marvell Technology Group Ltd.	1,775	26,394

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	676	$45,529
Micron Technology, Inc. (a)	2,827	68,159
NVIDIA Corp.	2,671	291,620
QUALCOMM, Inc.	4,749	253,739
Texas Instruments, Inc.	3,365	254,192

		1,444,916
Software — 9.0%
Activision Blizzard, Inc.	1,685	67,754
Adobe Systems, Inc. (a)	1,252	141,952
Autodesk, Inc. (a)	524	42,622
Microsoft Corp.	8,049	520,368
Symantec Corp.	3,081	84,882
Synopsys, Inc. (a)	580	36,476
VMware, Inc., Class A (a)	275	24,073

		918,127
Specialty Retail — 0.6%
Dick’s Sporting Goods, Inc.	251	12,951
Ulta Salon Cosmetics & Fragrance, Inc. (a)	163	44,382

		57,333
Technology Hardware, Storage & Peripherals — 2.2%
Hewlett Packard Enterprise Co.	7,077	160,506
NetApp, Inc.	780	29,890
Seagate Technology PLC	744	33,592

		223,988
Tobacco — 1.1%
Reynolds American, Inc.	1,895	113,946
Water Utilities — 0.4%
American Water Works Co., Inc.	497	36,500
Wireless Telecommunication Services — 0.8%
Sprint Corp. (a)	2,565	23,675
T-Mobile U.S., Inc. (a)	910	56,666

		80,341
Total Long-Term Investments (Cost — $9,988,678) — 99.8%		10,181,294

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	8,869	8,869
Total Short-Term Securities (Cost — $8,869) — 0.1%		8,869
Total Investments (Cost — $9,997,547) — 99.9%		10,190,163
Other Assets Less Liabilities — 0.1%		8,548

Net Assets — 100.0%		$10,198,711

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,869	[1]	8,869	$8,869	$7	—	—
[1] Represents net shares purchased for the period December 20, 2016, the commencement of operations, to January 31, 2017.

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock USA Momentum Factor Index Fund

(c)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector subclassifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$10,181,294	—	—	$10,181,294
Short-Term Securities	8,869	—	—	8,869

Total	$10,190,163	—	—	$10,190,163

[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	11

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.3%
Boeing Co.	1,443	$235,815
Core Laboratories NV	136	15,889
General Dynamics Corp.	493	89,273
Huntington Ingalls Industries, Inc.	82	15,905
Northrop Grumman Corp.	329	75,367
Raytheon Co.	521	75,107
Rockwell Collins, Inc.	250	22,690

		530,046
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	301	22,894
Expeditors International of Washington, Inc.	361	18,801

		41,695
Airlines — 0.2%
Southwest Airlines Co.	303	15,850
Auto Components — 0.4%
Delphi Automotive PLC	575	40,284
Beverages — 3.4%
Brown-Forman Corp., Class B	503	22,937
Dr. Pepper Snapple Group, Inc.	351	32,011
Monster Beverage Corp. (a)	705	30,033
PepsiCo, Inc.	2,509	260,384

		345,365
Biotechnology — 3.5%
Biogen, Inc. (a)	438	121,431
Gilead Sciences, Inc.	2,856	206,917
United Therapeutics Corp. (a)	111	18,163

		346,511
Building Products — 0.1%
AO Smith Corp.	277	13,504
Capital Markets — 1.0%
Eaton Vance Corp.	209	8,763
Franklin Resources, Inc.	630	25,036
SEI Investments Co.	272	13,195
T. Rowe Price Group, Inc.	484	32,641
TD Ameritrade Holding Corp.	456	21,045

		100,680
Chemicals — 2.0%
International Flavors & Fragrances, Inc.	143	16,761
LyondellBasell Industries NV, Class A	905	84,409
PPG Industries, Inc.	473	47,305
Sherwin-Williams Co.	175	53,167

		201,642
Commercial Services & Supplies — 0.2%
Cintas Corp.	149	17,300
Communications Equipment — 0.2%
F5 Networks, Inc. (a)	133	17,826
Containers & Packaging — 0.1%
Avery Dennison Corp.	159	11,610
Distributors — 0.3%
Genuine Parts Co.	282	27,300
Diversified Financial Services — 0.1%
MSCI, Inc.	174	14,399
Electrical Equipment — 1.2%
Acuity Brands, Inc.	77	15,957
Emerson Electric Co.	1,082	63,470
Rockwell Automation, Inc.	268	39,661

		119,088
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	525	35,432

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	667	$49,592

		85,024
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	769	126,078
Whole Foods Market, Inc.	555	16,772

		142,850
Food Products — 1.6%
Campbell Soup Co.	376	23,398
General Mills, Inc.	1,081	67,541
Hershey Co.	316	33,329
Hormel Foods Corp.	547	19,856
McCormick & Co., Inc.	207	19,779

		163,903
Health Care Equipment & Supplies — 0.8%
Align Technology, Inc. (a)	132	12,103
Edwards Lifesciences Corp. (a)	401	38,592
ResMed, Inc.	242	16,345
Varex Imaging Corp. (a)	—	12
Varian Medical Systems, Inc. (a)	176	13,666

		80,718
Health Care Providers & Services — 0.8%
Henry Schein, Inc. (a)	146	23,339
McKesson Corp.	398	55,382

		78,721
Hotels, Restaurants & Leisure — 4.2%
Chipotle Mexican Grill, Inc. (a)	51	21,494
McDonald’s Corp.	1,609	197,215
Starbucks Corp.	3,609	199,289

		417,998
Household Durables — 0.1%
Leggett & Platt, Inc.	253	12,073
Household Products — 1.6%
Church & Dwight Co., Inc.	467	21,118
Kimberly-Clark Corp.	1,129	136,756

		157,874
Industrial Conglomerates — 3.8%
3M Co.	1,299	227,091
Honeywell International, Inc.	1,310	154,999

		382,090
Insurance — 0.6%
Marsh & McLennan Cos., Inc.	950	64,619
Internet & Direct Marketing Retail — 1.5%
Priceline Group, Inc. (a)	94	148,062
Internet Software & Services — 5.2%
Alphabet, Inc., Class A (a)	307	251,798
Alphabet, Inc., Class C (a)	322	256,566
MercadoLibre, Inc.	86	15,944

		524,308
IT Services — 13.1%
Accenture PLC, Class A	1,685	191,871
Automatic Data Processing, Inc.	958	96,748
Broadridge Financial Solutions, Inc.	218	14,504
Fiserv, Inc. (a)	386	41,468
International Business Machines Corp.	1,874	327,051
Mastercard, Inc., Class A	2,701	287,197
Paychex, Inc.	770	46,423
Visa, Inc., Class A	3,409	281,958
Western Union Co.	1,082	21,186

		1,308,406

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock USA Quality Factor Index Fund

Common Stocks	Shares	Value
Leisure Products — 0.3%
Hasbro, Inc.	201	$16,584
Polaris Industries, Inc.	137	11,518

		28,102
Life Sciences Tools & Services — 0.5%
Mettler-Toledo International, Inc. (a)	70	29,864
Waters Corp. (a)	140	19,831

		49,695
Machinery — 2.0%
Cummins, Inc.	290	42,633
Fortive Corp.	744	41,150
Illinois Tool Works, Inc.	599	76,193
Snap-on, Inc.	105	19,061
WABCO Holdings, Inc. (a)	93	10,140
Wabtec Corp.	163	14,122

		203,299
Media — 4.0%
CBS Corp., Class B	751	48,432
Omnicom Group, Inc.	479	41,027
Walt Disney Co.	2,808	310,705

		400,164
Multiline Retail — 0.4%
Dollar General Corp.	508	37,501
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	450	36,544
Pharmaceuticals — 6.2%
Bristol-Myers Squibb Co.	2,941	144,580
Johnson & Johnson	4,194	474,970

		619,550
Professional Services — 0.4%
Equifax, Inc.	206	24,160
Robert Half International, Inc.	293	13,788

		37,948
Real Estate Investment Trusts (REITs) — 0.6%
Public Storage	287	61,705
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	78	8,036
Road & Rail — 1.7%
JB Hunt Transport Services, Inc.	177	17,537
Union Pacific Corp.	1,429	152,303

		169,840
Semiconductors & Semiconductor Equipment — 6.7%
Intel Corp.	8,082	297,579
Linear Technology Corp.	501	31,628
QUALCOMM, Inc.	2,471	132,026
Skyworks Solutions, Inc.	375	34,402
Texas Instruments, Inc.	2,023	152,817
Xilinx, Inc.	438	25,492

		673,944

Common Stocks	Shares	Value
Software — 6.1%
CDK Global, Inc.	240	$15,012
Intuit, Inc.	630	74,705
Microsoft Corp.	8,050	520,433

		610,150
Specialty Retail — 8.2%
Advance Auto Parts, Inc.	123	20,202
Bed Bath & Beyond, Inc.	304	12,266
Dick’s Sporting Goods, Inc.	162	8,359
Foot Locker, Inc.	257	17,615
Gap, Inc.	436	10,041
Home Depot, Inc.	2,351	323,451
Lowe’s Cos., Inc.	1,655	120,947
O’Reilly Automotive, Inc. (a)	249	65,305
Ross Stores, Inc.	949	62,738
TJX Cos., Inc.	1,681	125,941
Tractor Supply Co.	279	20,554
Ulta Salon Cosmetics & Fragrance, Inc. (a)	121	32,946

		820,365
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	4,414	535,639
Textiles, Apparel & Luxury Goods — 2.3%
Hanesbrands, Inc.	695	16,478
lululemon athletica, Inc. (a)	211	14,245
Michael Kors Holdings Ltd. (a)	389	16,653
NIKE, Inc., Class B	2,897	153,251
VF Corp.	662	34,080

		234,707
Trading Companies & Distributors — 0.6%
Fastenal Co.	589	29,262
W.W. Grainger, Inc.	111	28,035

		57,297
Total Long-Term Investments (Cost — $9,992,156) — 99.8%		9,994,232

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	6,389	6,389
Total Short-Term Securities (Cost — 6,389) — 0.1%		6,389
Total Investments (Cost — $9,998,545) — 99.9%		10,000,621
Other Assets Less Liabilities — 0.1%		6,259

Net Assets — 100.0%		$10,006,880

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	13

Schedule of Investments (concluded)	BlackRock USA Quality Factor Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	6,389	[1]	$6,389	$6,389	$3	—	—
[1] Represents net shares purchased for the period December 20, 2016, the commencement of operations, to January 31, 2017.

(c)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector subclassifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$9,994,232	—	—	$9,994,232
Short-Term Securities	6,389	—	—	6,389

Total	$10,000,621	—	—	$10,000,621

[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
Arconic, Inc.	246	$5,606
Autoliv, Inc.	148	17,118
B/E Aerospace, Inc.	158	9,712
Boeing Co.	99	16,178
Core Laboratories NV	82	9,580
General Dynamics Corp.	135	24,446
Huntington Ingalls Industries, Inc.	60	11,638
L3 Technologies, Inc.	113	17,932
Lockheed Martin Corp.	97	24,379
Northrop Grumman Corp.	93	21,304
Raytheon Co.	149	21,480
Rockwell Collins, Inc.	243	22,055
Textron, Inc.	195	9,237
TransDigm Group, Inc.	84	18,178
United Technologies Corp.	183	20,070

		248,913
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	243	18,482
Expeditors International of Washington, Inc.	479	24,946
FedEx Corp.	89	16,831
United Parcel Service, Inc., Class B	282	30,775

		91,034
Airlines — 0.2%
American Airlines Group, Inc.	85	3,761
Delta Air Lines, Inc.	162	7,653
Southwest Airlines Co.	156	8,160
United Continental Holdings, Inc. (a)	76	5,356

		24,930
Auto Components — 0.6%
BorgWarner, Inc.	241	9,840
Delphi Automotive PLC	152	10,649
Goodyear Tire & Rubber Co.	230	7,450
Johnson Controls International PLC	372	16,360
Lear Corp.	110	15,630

		59,929
Automobiles — 0.4%
Ford Motor Co.	1,178	14,560
General Motors Co.	358	13,106
Harley-Davidson, Inc.	137	7,814
Tesla Motors, Inc. (a)	21	5,291

		40,771
Banks — 2.8%
Bank of America Corp.	479	10,845
BB&T Corp.	448	20,693
CIT Group, Inc.	292	12,027
Citigroup, Inc.	209	11,668
Citizens Financial Group, Inc.	347	12,551
Comerica, Inc.	167	11,278
Fifth Third Bancorp	448	11,693
First Republic Bank	181	17,074
Huntington Bancshares, Inc.	1,011	13,679
JPMorgan Chase & Co.	211	17,857
KeyCorp	689	12,381
M&T Bank Corp.	144	23,410
PNC Financial Services Group, Inc.	179	21,562
Regions Financial Corp.	698	10,058
Signature Bank (a)	72	11,341
SunTrust Banks, Inc.	291	16,535
U.S. Bancorp	523	27,536
Wells Fargo & Co.	375	21,124

		283,312

Common Stocks	Shares	Value
Beverages — 1.7%
Brown-Forman Corp., Class B	523	$23,849
Coca-Cola Co.	817	33,963
Constellation Brands, Inc., Class A	110	16,473
Dr. Pepper Snapple Group, Inc.	333	30,369
Molson Coors Brewing Co., Class B	138	13,320
Monster Beverage Corp. (a)	135	5,751
PepsiCo, Inc.	429	44,522

		168,247
Biotechnology — 0.8%
AbbVie, Inc.	145	8,861
Alexion Pharmaceuticals, Inc. (a)	44	5,750
Alkermes PLC (a)	58	3,138
Amgen, Inc.	84	13,161
Biogen, Inc. (a)	20	5,545
BioMarin Pharmaceutical, Inc. (a)	49	4,294
Celgene Corp. (a)	64	7,434
Gilead Sciences, Inc.	136	9,853
Incyte Corp. (a)	30	3,636
Regeneron Pharmaceuticals, Inc. (a)	15	5,389
Seattle Genetics, Inc. (a)	42	2,530
United Therapeutics Corp. (a)	38	6,218
Vertex Pharmaceuticals, Inc. (a)	32	2,748

		78,557
Building Products — 0.4%
AO Smith Corp.	307	14,966
Fortune Brands Home & Security, Inc.	238	13,121
Masco Corp.	386	12,719

		40,806
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	68	10,361
Ameriprise Financial, Inc.	83	9,318
Bank of New York Mellon Corp.	357	15,969
BlackRock, Inc.	44	16,455
Charles Schwab Corp.	206	8,495
E*Trade Financial Corp. (a)	201	7,527
Eaton Vance Corp.	275	11,531
Franklin Resources, Inc.	328	13,035
Goldman Sachs Group, Inc.	71	16,282
Invesco Ltd.	375	10,845
Morgan Stanley	230	9,773
Northern Trust Corp.	197	16,343
Raymond James Financial, Inc.	166	12,438
SEI Investments Co.	285	13,825
State Street Corp.	161	12,268
T. Rowe Price Group, Inc.	279	18,816
TD Ameritrade Holding Corp.	238	10,984

		214,265
Chemicals — 3.2%
Air Products & Chemicals, Inc.	130	18,169
Albemarle Corp.	98	9,079
Ashland Global Holdings, Inc.	216	25,710
Axalta Coating Systems Ltd. (a)	370	10,730
Celanese Corp., Series A	142	11,985
CF Industries Holdings, Inc.	149	5,258
Dow Chemical Co.	248	14,788
E.I. du Pont de Nemours & Co.	174	13,137
Eastman Chemical Co.	170	13,175
Ecolab, Inc.	220	26,429
FMC Corp.	190	11,430
International Flavors & Fragrances, Inc.	186	21,801
LyondellBasell Industries NV, Class A	106	9,887
Monsanto Co.	185	20,037
Mosaic Co.	282	8,846
PPG Industries, Inc.	199	19,902

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	15

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Chemicals (continued)
Praxair, Inc.	242	$28,663
Sherwin-Williams Co.	72	21,874
Valspar Corp.	167	18,482
WR Grace & Co.	237	16,434

		325,816
Commercial Services & Supplies — 1.5%
Cintas Corp.	223	25,893
Iron Mountain, Inc.	315	11,277
Republic Services, Inc.	749	42,978
Stericycle, Inc. (a)	149	11,494
Waste Connections, Inc.	344	27,623
Waste Management, Inc.	507	35,236

		154,501
Communications Equipment — 0.7%
Cisco Systems, Inc.	488	14,991
F5 Networks, Inc. (a)	75	10,052
Harris Corp.	150	15,407
Juniper Networks, Inc.	345	9,239
Motorola Solutions, Inc.	222	17,918
Palo Alto Networks, Inc. (a)	29	4,279

		71,886
Construction & Engineering — 0.2%
Fluor Corp.	196	10,878
Jacobs Engineering Group, Inc. (a)	163	9,544

		20,422
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	34	7,806
Vulcan Materials Co.	103	13,218

		21,024
Consumer Finance — 0.8%
Ally Financial, Inc.	613	12,947
American Express Co.	231	17,644
Capital One Financial Corp.	175	15,293
Discover Financial Services	251	17,389
Navient Corp.	338	5,084
Synchrony Financial	343	12,286

		80,643
Containers & Packaging — 0.9%
Avery Dennison Corp.	269	19,642
Ball Corp.	253	19,294
Crown Holdings, Inc. (a)	340	18,418
Packaging Corp. of America	124	11,430
Sealed Air Corp.	287	13,920
WestRock Co.	176	9,391

		92,095
Distributors — 0.3%
Genuine Parts Co.	220	21,298
LKQ Corp. (a)	350	11,169

		32,467
Diversified Consumer Services — 0.1%
H&R Block, Inc.	401	8,605
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B (a)	260	42,677
CME Group, Inc.	152	18,404
Intercontinental Exchange, Inc.	318	18,559
Leucadia National Corp.	612	14,596
Moody’s Corp.	145	15,032
MSCI, Inc.	220	18,205
Nasdaq, Inc.	295	20,809
S&P Global, Inc.	133	15,984

Common Stocks	Shares	Value
Diversified Financial Services (continued)
Voya Financial, Inc.	283	$11,382

		175,648
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	884	37,269
CenturyLink, Inc.	409	10,577
Frontier Communications Corp.	1,214	4,237
Level 3 Communications, Inc. (a)	169	10,049
SBA Communications Corp. (a)	154	16,210
Verizon Communications, Inc.	646	31,660
Zayo Group Holdings, Inc. (a)	184	5,881

		115,883
Electric Utilities — 3.8%
American Electric Power Co., Inc.	453	29,019
Duke Energy Corp.	406	31,887
Edison International	397	28,933
Entergy Corp.	365	26,149
Eversource Energy	527	29,154
Exelon Corp.	446	16,002
FirstEnergy Corp.	510	15,463
NextEra Energy, Inc.	248	30,683
OGE Energy Corp.	615	20,627
Pinnacle West Capital Corp.	369	28,645
PPL Corp.	697	24,284
Southern Co.	747	36,924
Westar Energy, Inc.	453	24,775
Xcel Energy, Inc.	854	35,287

		377,832
Electrical Equipment — 0.8%
Acuity Brands, Inc.	30	6,217
AMETEK, Inc.	395	20,184
Eaton Corp. PLC	159	11,254
Emerson Electric Co.	250	14,665
Rockwell Automation, Inc.	104	15,391
Sensata Technologies Holding NV (a)	403	16,906

		84,617
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	325	21,934
Arrow Electronics, Inc. (a)	186	13,675
Avnet, Inc.	340	15,790
CDW Corp.	248	12,774
Corning, Inc.	602	15,947
Flex Ltd. (a)	1,127	17,660
FLIR Systems, Inc.	293	10,352
TE Connectivity Ltd.	253	18,811
Trimble, Inc. (a)	207	6,131

		133,074
Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	117	7,380
Halliburton Co.	155	8,768
Helmerich & Payne, Inc.	64	4,554
National Oilwell Varco, Inc.	161	6,088
Schlumberger Ltd.	163	13,645
TechnipFMC PLC (a)	401	13,482
Weatherford International PLC (a)	392	2,042

		55,959
Equity Real Estate Investment Trusts (REITs) — 0.4%
Colony NorthStar, Inc., Class A	2,514	34,995
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	200	32,790
CVS Health Corp.	337	26,559
Kroger Co.	496	16,844
Rite Aid Corp. (a)	548	3,080

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Sysco Corp.	477	$25,024
Wal-Mart Stores, Inc.	360	24,026
Walgreens Boots Alliance, Inc.	163	13,356
Whole Foods Market, Inc.	249	7,525

		149,204
Food Products — 3.1%
Archer-Daniels-Midland Co.	267	11,817
Bunge Ltd.	238	16,472
Campbell Soup Co.	410	25,514
Conagra Brands, Inc.	506	19,780
General Mills, Inc.	541	33,802
Hershey Co.	216	22,782
Hormel Foods Corp.	541	19,638
Ingredion, Inc.	155	19,870
J.M. Smucker Co.	176	23,910
Kellogg Co.	461	33,519
Kraft Heinz Co.	87	7,768
McCormick & Co., Inc.	278	26,563
Mead Johnson Nutrition Co.	256	18,038
Mondelez International, Inc., Class A	379	16,782
Tyson Foods, Inc., Class A	170	10,674
WhiteWave Foods Co. (a)	173	9,525

		316,454
Gas Utilities — 0.6%
Atmos Energy Corp.	392	29,863
UGI Corp.	563	26,106

		55,969
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	622	25,981
Align Technology, Inc. (a)	84	7,702
Baxter International, Inc.	530	25,392
Becton Dickinson & Co.	156	27,657
Boston Scientific Corp. (a)	593	14,268
C.R. Bard, Inc.	115	27,293
Cooper Cos., Inc.	98	18,092
Dentsply Sirona, Inc.	320	18,144
DexCom, Inc. (a)	59	4,670
Edwards Lifesciences Corp. (a)	94	9,047
Hologic, Inc. (a)	398	16,131
IDEXX Laboratories, Inc. (a)	91	11,132
Intuitive Surgical, Inc. (a)	16	11,083
Medtronic PLC	296	22,502
ResMed, Inc.	231	15,602
Stryker Corp.	240	29,647
Teleflex, Inc.	149	24,992
Varex Imaging Corp. (a)	1	17
Varian Medical Systems, Inc. (a)	314	24,382
Zimmer Biomet Holdings, Inc.	156	18,459

		352,193
Health Care Providers & Services — 3.2%
Aetna, Inc.	115	13,640
AmerisourceBergen Corp.	200	17,456
Anthem, Inc.	116	17,880
Cardinal Health, Inc.	270	20,239
Centene Corp. (a)	116	7,339
Cigna Corp.	90	13,160
DaVita, Inc. (a)	353	22,504
Envision Healthcare Corp. (a)	196	13,328
Express Scripts Holding Co. (a)	235	16,187
HCA Holdings, Inc. (a)	171	13,728
Henry Schein, Inc. (a)	182	29,095
Humana, Inc.	45	8,933
Laboratory Corp. of America Holdings (a)	160	21,474
McKesson Corp.	79	10,993

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
MEDNAX, Inc. (a)	266	$18,181
Patterson Cos., Inc.	504	20,971
Quest Diagnostics, Inc.	237	21,785
UnitedHealth Group, Inc.	144	23,342
Universal Health Services, Inc., Class B	110	12,389

		322,624
Health Care Technology — 0.1%
Cerner Corp. (a)	253	13,589
Hotels, Restaurants & Leisure — 2.1%
Aramark	212	7,174
Carnival Corp.	283	15,673
Chipotle Mexican Grill, Inc. (a)	19	8,007
Darden Restaurants, Inc.	271	19,859
Domino’s Pizza, Inc.	80	13,963
Hilton Worldwide Holdings, Inc.	89	5,124
Las Vegas Sands Corp.	121	6,362
Marriott International, Inc., Class A	193	16,328
McDonald’s Corp.	275	33,707
MGM Resorts International (a)	254	7,315
Norwegian Cruise Line Holdings Ltd. (a)	220	10,340
Royal Caribbean Cruises Ltd.	85	7,959
Starbucks Corp.	353	19,493
Wyndham Worldwide Corp.	227	17,947
Wynn Resorts Ltd.	43	4,361
Yum! Brands, Inc.	250	16,382

		209,994
Household Durables — 1.3%
D.R. Horton, Inc.	334	9,990
Garmin Ltd.	186	8,982
Harman International Industries, Inc.	42	4,669
Leggett & Platt, Inc.	471	22,476
Lennar Corp., Class A	271	12,100
Mohawk Industries, Inc. (a)	93	20,073
Newell Brands, Inc.	383	18,128
PulteGroup, Inc.	608	13,078
Toll Brothers, Inc. (a)	425	13,328
Whirlpool Corp.	61	10,668

		133,492
Household Products — 2.3%
Church & Dwight Co., Inc.	883	39,929
Clorox Co.	383	45,960
Colgate-Palmolive Co.	668	43,140
Kimberly-Clark Corp.	307	37,187
Procter & Gamble Co.	499	43,712
Spectrum Brands Holdings, Inc.	159	21,209

		231,137
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	872	9,975
Calpine Corp. (a)	556	6,561

		16,536
Industrial Conglomerates — 1.3%
3M Co.	161	28,146
Danaher Corp.	384	32,225
General Electric Co.	582	17,285
Honeywell International, Inc.	206	24,374
Roper Technologies, Inc.	129	24,749

		126,779
Insurance — 8.2%
Aflac, Inc.	420	29,396
Alleghany Corp. (a)	17	10,397
Allstate Corp.	561	42,193
American International Group, Inc.	367	23,583

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	17

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Aon PLC	236	$26,597
Arch Capital Group Ltd. (a)	563	49,741
Arthur J. Gallagher & Co.	654	35,205
Assurant, Inc.	245	23,797
Axis Capital Holdings Ltd.	678	43,399
Chubb Ltd.	343	45,101
Cincinnati Financial Corp.	504	35,572
FNF Group	713	25,212
Hartford Financial Services Group, Inc.	502	24,452
Lincoln National Corp.	152	10,261
Loews Corp.	771	35,913
Markel Corp. (a)	46	42,550
Marsh & McLennan Cos., Inc.	508	34,554
MetLife, Inc.	177	9,631
Principal Financial Group, Inc.	246	14,044
Progressive Corp.	1,007	37,702
Prudential Financial, Inc.	132	13,874
Reinsurance Group of America, Inc.	240	30,113
Torchmark Corp.	463	34,049
Travelers Cos., Inc.	338	39,810
Unum Group	292	13,266
W.R. Berkley Corp.	627	42,141
Willis Towers Watson PLC	203	25,401
XL Group Ltd.	752	28,253

		826,207
Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc. (a)	10	8,235
Expedia, Inc.	64	7,781
Liberty Interactive Corp. QVC Group, Series A (a)	499	9,571
Netflix, Inc. (a)	21	2,955
Priceline Group, Inc. (a)	6	9,451
TripAdvisor, Inc. (a)	69	3,650

		41,643
Internet Software & Services — 1.0%
Akamai Technologies, Inc. (a)	100	6,859
Alphabet, Inc., Class A (a)	16	13,123
Alphabet, Inc., Class C (a)	8	6,374
CoStar Group, Inc. (a)	46	9,297
eBay, Inc. (a)	391	12,446
Facebook, Inc., Class A (a)	87	11,338
MercadoLibre, Inc.	34	6,303
Twitter, Inc. (a)	104	1,832
VeriSign, Inc. (a)	161	12,914
Yahoo!, Inc. (a)	202	8,902
Zillow Group, Inc., Class C (a)	206	7,288

		96,676
IT Services — 3.6%
Accenture PLC, Class A	170	19,358
Alliance Data Systems Corp.	45	10,277
Automatic Data Processing, Inc.	283	28,580
Broadridge Financial Solutions, Inc.	347	23,086
Cognizant Technology Solutions Corp., Class A (a)	208	10,939
Computer Sciences Corp.	105	6,531
Fidelity National Information Services, Inc.	299	23,747
First Data Corp., Class A (a)	341	5,231
Fiserv, Inc. (a)	244	26,213
FleetCor Technologies, Inc. (a)	65	9,587
Gartner, Inc. (a)	143	14,208
Global Payments, Inc.	221	17,079
International Business Machines Corp.	128	22,339
Mastercard, Inc., Class A	188	19,990
Paychex, Inc.	459	27,673
PayPal Holdings, Inc. (a)	146	5,808
Sabre Corp.	240	5,880

Common Stocks	Shares	Value
IT Services (continued)
Total System Services, Inc.	339	$17,180
Vantiv, Inc., Class A (a)	292	18,174
Visa, Inc., Class A	282	23,324
Western Union Co.	788	15,429
Xerox Corp.	1,212	8,399

		359,032
Leisure Products — 0.3%
Hasbro, Inc.	187	15,429
Mattel, Inc.	265	6,946
Polaris Industries, Inc.	93	7,818

		30,193
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	382	18,707
Illumina, Inc. (a)	32	5,123
Mettler-Toledo International, Inc. (a)	55	23,465
Quintiles IMS Holdings, Inc. (a)	211	16,561
Thermo Fisher Scientific, Inc.	149	22,706
Waters Corp. (a)	141	19,973

		106,535
Machinery — 2.6%
AGCO Corp.	234	14,695
Caterpillar, Inc.	126	12,053
Cummins, Inc.	95	13,966
Deere & Co.	185	19,804
Dover Corp.	181	14,073
Flowserve Corp.	174	8,554
Fortive Corp.	129	7,135
Illinois Tool Works, Inc.	179	22,769
Ingersoll-Rand PLC	193	15,315
Middleby Corp. (a)	65	8,722
PACCAR, Inc.	233	15,683
Parker Hannifin Corp.	91	13,389
Pentair PLC	167	9,791
Snap-on, Inc.	109	19,787
Stanley Black & Decker, Inc.	196	24,304
WABCO Holdings, Inc. (a)	106	11,557
Wabtec Corp.	131	11,350
Xylem, Inc.	295	14,546

		257,493
Media — 3.6%
CBS Corp., Class B	223	14,381
Charter Communications, Inc., Class A (a)	61	19,761
Comcast Corp., Class A	284	21,419
Discovery Communications, Inc., Class A (a)	268	7,598
Discovery Communications, Inc., Class C (a)	475	13,162
DISH Network Corp., Class A (a)	183	10,828
IHS Markit Ltd. (a)	547	21,579
Interpublic Group of Cos., Inc.	822	19,342
Liberty Broadband Corp., Class C (a)	146	12,459
Liberty Global PLC, Class A (a)	362	13,206
Liberty Global PLC, Class C (a)	423	14,860
Liberty Global PLC LiLAC, Class C (a)	265	5,915
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	513	18,591
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	266	9,547
News Corp., Class A	937	11,516
Omnicom Group, Inc.	333	28,521
Scripps Networks Interactive, Inc., Class A	173	13,176
Sirius XM Holdings, Inc.	5,135	24,237
TEGNA, Inc.	348	7,973
Time Warner, Inc.	114	11,041
Twenty-First Century Fox, Inc., Class A	482	15,125
Twenty-First Century Fox, Inc., Class B	777	24,095
Viacom, Inc., Class B	148	6,237
Walt Disney Co.	197	21,798

		366,367

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. (a)	89	$1,482
Newmont Mining Corp.	122	4,426
Nucor Corp.	176	10,224

		16,132
Multi-Utilities — 3.3%
Alliant Energy Corp.	695	26,167
Ameren Corp.	471	24,798
CenterPoint Energy, Inc.	975	25,555
CMS Energy Corp.	639	27,221
Consolidated Edison, Inc.	416	30,930
Dominion Resources, Inc.	365	27,842
DTE Energy Co.	307	30,282
NiSource, Inc.	831	18,589
PG&E Corp.	398	24,632
Public Service Enterprise Group, Inc.	479	21,196
SCANA Corp.	365	25,076
Sempra Energy	251	25,700
WEC Energy Group, Inc.	467	27,576

		335,564
Multiline Retail — 0.6%
Dollar General Corp.	151	11,147
Dollar Tree, Inc. (a)	156	12,042
Kohl’s Corp.	127	5,058
Macy’s, Inc.	199	5,878
Nordstrom, Inc.	137	6,058
Target Corp.	243	15,669

		55,852
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	70	4,867
Antero Resources Corp. (a)	238	5,810
Apache Corp.	79	4,726
Cabot Oil & Gas Corp.	350	7,518
Cheniere Energy, Inc. (a)	108	5,146
Chevron Corp.	149	16,591
Cimarex Energy Co.	61	8,248
Concho Resources, Inc. (a)	51	7,111
ConocoPhillips	156	7,606
Continental Resources, Inc. (a)	53	2,574
Devon Energy Corp.	81	3,689
Diamondback Energy, Inc. (a)	66	6,941
EOG Resources, Inc.	103	10,463
EQT Corp.	164	9,943
Exxon Mobil Corp.	275	23,070
Hess Corp.	110	5,960
HollyFrontier Corp.	228	6,605
Kinder Morgan, Inc.	245	5,473
Marathon Oil Corp.	155	2,596
Marathon Petroleum Corp.	123	5,910
Murphy Oil Corp.	102	2,949
Newfield Exploration Co. (a)	91	3,647
Noble Energy, Inc.	160	6,362
Occidental Petroleum Corp.	218	14,774
ONEOK, Inc.	89	4,905
Parsley Energy, Inc., Class A (a)	109	3,839
Phillips 66	135	11,019
Pioneer Natural Resources Co.	47	8,471
Plains GP Holdings LP, Class A	79	2,563
Range Resources Corp.	100	3,234
Southwestern Energy Co. (a)	216	1,946
Spectra Energy Corp.	274	11,412
Targa Resources Corp.	45	2,593
Tesoro Corp.	91	7,357
Valero Energy Corp.	137	9,009
Williams Cos., Inc.	108	3,115

		248,042

Common Stocks	Shares	Value
Paper & Forest Products — 0.2%
International Paper Co.	361	$20,433
Personal Products — 0.4%
Coty, Inc., Class A	338	6,490
Edgewell Personal Care Co. (a)	185	14,585
Estee Lauder Cos., Inc., Class A	280	22,739

		43,814
Pharmaceuticals — 1.7%
Allergan PLC (a)	44	9,631
Bristol-Myers Squibb Co.	219	10,766
Eli Lilly & Co.	234	18,025
Endo International PLC (a)	100	1,224
Jazz Pharmaceuticals PLC (a)	71	8,656
Johnson & Johnson	348	39,411
Mallinckrodt PLC (a)	57	2,778
Merck & Co., Inc.	365	22,626
Mylan NV (a)	143	5,441
Perrigo Co. PLC	83	6,321
Pfizer, Inc.	690	21,894
Zoetis, Inc.	410	22,525

		169,298
Professional Services — 1.0%
Dun & Bradstreet Corp.	121	14,837
Equifax, Inc.	200	23,456
ManpowerGroup, Inc.	134	12,792
Nielsen Holdings PLC	386	15,791
Robert Half International, Inc.	255	12,000
Verisk Analytics, Inc. (a)	280	23,139

		102,015
Real Estate Investment Trusts (REITs) — 8.3%
AGNC Investment Corp.	1,856	34,651
Alexandria Real Estate Equities, Inc.	219	24,270
American Tower Corp.	225	23,287
Annaly Capital Management, Inc.	3,293	33,654
AvalonBay Communities, Inc.	175	30,329
Boston Properties, Inc.	216	28,274
Brixmor Property Group, Inc.	853	20,583
Camden Property Trust	321	26,826
Crown Castle International Corp.	292	25,646
Digital Realty Trust, Inc.	222	23,894
Duke Realty Corp.	878	21,362
Equinix, Inc.	54	20,789
Equity Residential	447	27,164
Essex Property Trust, Inc.	116	26,019
Extra Space Storage, Inc.	241	17,364
Federal Realty Investment Trust	247	34,686
GGP, Inc.	731	18,158
HCP, Inc.	349	10,582
Host Hotels & Resorts, Inc.	756	13,661
Kimco Realty Corp.	847	21,082
Liberty Property Trust	538	20,654
Macerich Co.	243	16,692
Mid-America Apartment Communities, Inc.	517	49,089
National Retail Properties, Inc.	492	21,451
Prologis, Inc.	421	20,566
Public Storage	116	24,940
Realty Income Corp.	312	18,605
Regency Centers Corp.	404	28,171
Simon Property Group, Inc.	155	28,484
SL Green Realty Corp.	170	18,525
UDR, Inc.	728	25,444
Ventas, Inc.	259	15,972
VEREIT, Inc.	1,029	8,777
Vornado Realty Trust	235	24,983
Welltower, Inc.	242	16,045

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	19

Schedule of Investments (continued)	BlackRock USA Size Factor Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	421	$13,190

		833,869
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A (a)	384	11,658
Jones Lang LaSalle, Inc.	90	9,273

		20,931
Road & Rail — 0.8%
AMERCO, Inc.	42	15,820
CSX Corp.	311	14,427
JB Hunt Transport Services, Inc.	192	19,024
Kansas City Southern	101	8,677
Norfolk Southern Corp.	109	12,803
Union Pacific Corp.	129	13,749

		84,500
Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	191	14,314
Applied Materials, Inc.	279	9,556
Broadcom Ltd.	37	7,381
Intel Corp.	372	13,697
KLA-Tencor Corp.	133	11,320
Lam Research Corp.	106	12,175
Linear Technology Corp.	206	13,005
Marvell Technology Group Ltd.	659	9,799
Maxim Integrated Products, Inc.	255	11,342
Microchip Technology, Inc.	196	13,201
Micron Technology, Inc. (a)	183	4,412
NVIDIA Corp.	53	5,787
Qorvo, Inc. (a)	49	3,146
QUALCOMM, Inc.	157	8,388
Skyworks Solutions, Inc.	65	5,963
Texas Instruments, Inc.	200	15,108
Xilinx, Inc.	213	12,397

		170,991
Software — 2.7%
Activision Blizzard, Inc.	240	9,650
Adobe Systems, Inc. (a)	135	15,306
ANSYS, Inc. (a)	226	21,077
Autodesk, Inc. (a)	95	7,727
CA, Inc.	638	19,950
Cadence Design Systems, Inc. (a)	707	18,403
CDK Global, Inc.	119	7,444
Citrix Systems, Inc. (a)	158	14,408
Dell Technologies, Inc., Class V (a)	120	7,559
Electronic Arts, Inc. (a)	98	8,176
Fortinet, Inc. (a)	213	7,084
Intuit, Inc.	161	19,091
Microsoft Corp.	223	14,417
Nuance Communications, Inc. (a)	373	5,916
Oracle Corp.	439	17,608
Red Hat, Inc. (a)	130	9,864
salesforce.com, Inc. (a)	118	9,334
ServiceNow, Inc. (a)	62	5,619
Splunk, Inc. (a)	45	2,604
Symantec Corp.	485	13,362
Synopsys, Inc. (a)	422	26,540
VMware, Inc., Class A (a)	122	10,680
Workday, Inc., Class A (a)	53	4,404

		276,223
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	74	12,154
AutoNation, Inc. (a)	255	13,546
AutoZone, Inc. (a)	40	28,999
Bed Bath & Beyond, Inc.	326	13,154

Common Stocks	Shares	Value
Specialty Retail (continued)
Best Buy Co., Inc.	105	$4,675
CarMax, Inc. (a)	140	9,339
Dick’s Sporting Goods, Inc.	192	9,907
Foot Locker, Inc.	180	12,337
Gap, Inc.	245	5,642
Home Depot, Inc.	188	25,865
L Brands, Inc.	161	9,694
Lowe’s Cos., Inc.	287	20,974
O’Reilly Automotive, Inc. (a)	59	15,474
Ross Stores, Inc.	217	14,346
Signet Jewelers Ltd.	85	6,602
Staples, Inc.	589	5,419
Tiffany & Co.	142	11,178
TJX Cos., Inc.	257	19,254
Tractor Supply Co.	124	9,135
Ulta Salon Cosmetics & Fragrance, Inc. (a)	31	8,441

		256,135
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	94	11,407
Hewlett Packard Enterprise Co.	272	6,169
HP, Inc.	560	8,428
NetApp, Inc.	206	7,894
Seagate Technology PLC	96	4,334
Western Digital Corp.	86	6,857

		45,089
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	276	10,308
Hanesbrands, Inc.	391	9,271
lululemon athletica, Inc. (a)	90	6,076
Michael Kors Holdings Ltd. (a)	105	4,495
NIKE, Inc., Class B	330	17,457
PVH Corp.	88	8,255
Ralph Lauren Corp.	69	6,102
Under Armour, Inc., Class A (a)	183	3,933
Under Armour, Inc., Class C (a)	250	4,805
VF Corp.	267	13,745

		84,447
Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	1,433	21,767
People’s United Financial, Inc.	1,398	26,213

		47,980
Tobacco — 0.8%
Altria Group, Inc.	445	31,675
Philip Morris International, Inc.	310	29,800
Reynolds American, Inc.	328	19,723

		81,198
Trading Companies & Distributors — 0.4%
Fastenal Co.	343	17,040
United Rentals, Inc. (a)	42	5,314
W.W. Grainger, Inc.	86	21,721

		44,075
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	223	16,723
Water Utilities — 0.3%
American Water Works Co., Inc.	445	32,681
Wireless Telecommunication Services — 0.1%
Sprint Corp. (a)	298	2,750
T-Mobile U.S., Inc. (a)	184	11,458

		14,208
Total Long-Term Investments (Cost — $9,989,148) — 99.8%		10,048,548

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock USA Size Factor Index Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	9,619	$9,619
Total Short-Term Securities (Cost — 9,619) — 0.1%		9,619
Total Investments (Cost — $9,998,767) — 99.9%		10,058,167
Other Assets Less Liabilities — 0.1%		9,135

Net Assets — 100.0%		$10,067,302

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,619	[1]	$9,619	$9,619	$8	—	—
[1] Represents net shares purchased for the period December 20, 2016, the commencement of operations, to January 31, 2017.

(c)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector subclassifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$10,048,548	—	—	$10,048,548
Short-Term Securities	9,619	—	—	9,619

Total	$10,058,167	—	—	$10,058,167

[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	21

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Arconic, Inc.	1,215	$27,690
L3 Technologies, Inc.	590	93,627

		121,317
Airlines — 3.3%
American Airlines Group, Inc.	1,446	63,985
Delta Air Lines, Inc.	2,449	115,691
Southwest Airlines Co.	1,528	79,930
United Continental Holdings, Inc. (a)	1,035	72,936

		332,542
Auto Components — 0.9%
BorgWarner, Inc.	391	15,965
Goodyear Tire & Rubber Co.	1,075	34,819
Lear Corp.	255	36,233

		87,017
Automobiles — 5.7%
Ford Motor Co.	18,804	232,417
General Motors Co.	9,221	337,581

		569,998
Banks — 8.6%
Bank of America Corp.	13,024	294,863
CIT Group, Inc.	255	10,503
Citigroup, Inc.	4,019	224,381
Citizens Financial Group, Inc.	601	21,738
JPMorgan Chase & Co.	2,887	244,327
KeyCorp	820	14,735
Regions Financial Corp.	1,349	19,439
SunTrust Banks, Inc.	403	22,899

		852,885
Biotechnology — 2.9%
Gilead Sciences, Inc.	3,842	278,353
United Therapeutics Corp. (a)	73	11,945

		290,298
Capital Markets — 1.4%
Goldman Sachs Group, Inc.	349	80,032
Morgan Stanley	1,379	58,594

		138,626
Chemicals — 2.0%
Celanese Corp., Series A	172	14,517
CF Industries Holdings, Inc.	336	11,857
Dow Chemical Co.	860	51,282
Eastman Chemical Co.	250	19,375
LyondellBasell Industries NV, Class A	758	70,699
Mosaic Co.	845	26,507

		194,237
Commercial Services & Supplies — 0.3%
Iron Mountain, Inc.	949	33,974
Communications Equipment — 3.6%
Cisco Systems, Inc.	10,978	337,244
Juniper Networks, Inc.	660	17,675

		354,919
Construction & Engineering — 1.0%
Fluor Corp.	601	33,356
Jacobs Engineering Group, Inc. (a)	1,206	70,611

		103,967
Consumer Finance — 0.7%
Ally Financial, Inc.	728	15,375
Capital One Financial Corp.	609	53,221
Navient Corp.	379	5,700

		74,296

Common Stocks	Shares	Value
Containers & Packaging — 0.2%
WestRock Co.	441	$23,532
Diversified Financial Services — 0.1%
Voya Financial, Inc.	350	14,077
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	5,863	247,184
CenturyLink, Inc.	816	21,102

		268,286
Electric Utilities — 2.4%
Entergy Corp.	648	46,423
Exelon Corp.	4,146	148,758
FirstEnergy Corp.	1,384	41,963

		237,144
Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics, Inc. (a)	273	20,071
Avnet, Inc.	340	15,790
Corning, Inc.	3,033	80,344
Flex Ltd. (a)	1,384	21,687

		137,892
Energy Equipment & Services — 0.4%
Helmerich & Payne, Inc.	223	15,869
National Oilwell Varco, Inc.	636	24,047

		39,916
Food & Staples Retailing — 5.4%
CVS Health Corp.	1,209	95,281
Kroger Co.	2,838	96,379
Wal-Mart Stores, Inc.	4,756	317,415
Whole Foods Market, Inc.	785	23,723

		532,798
Food Products — 3.4%
Archer-Daniels-Midland Co.	3,586	158,716
Bunge Ltd.	750	51,908
Ingredion, Inc.	102	13,075
J.M. Smucker Co.	246	33,419
Tyson Foods, Inc., Class A	1,279	80,309

		337,427
Health Care Providers & Services — 5.2%
Aetna, Inc.	742	88,009
AmerisourceBergen Corp.	371	32,381
Anthem, Inc.	688	106,048
Cardinal Health, Inc.	593	44,451
Centene Corp. (a)	354	22,397
Cigna Corp.	436	63,752
Express Scripts Holding Co. (a)	1,203	82,863
McKesson Corp.	271	37,710
Quest Diagnostics, Inc.	226	20,774
Universal Health Services, Inc., Class B	131	14,754

		513,139
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	1,220	67,564
Household Durables — 0.6%
Toll Brothers, Inc. (a)	366	11,478
Whirlpool Corp.	253	44,247

		55,725
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	1,205	13,785
Insurance — 3.3%
Aflac, Inc.	291	20,367
American International Group, Inc.	1,245	80,004
Assurant, Inc.	43	4,177

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock USA Value Factor Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Axis Capital Holdings Ltd.	72	$4,609
Hartford Financial Services Group, Inc.	356	17,341
Lincoln National Corp.	363	24,506
Loews Corp.	268	12,483
MetLife, Inc.	1,411	76,772
Prudential Financial, Inc.	636	66,850
Unum Group	266	12,084
XL Group Ltd.	296	11,121

		330,314
IT Services — 0.2%
Xerox Corp.	2,883	19,979
Machinery — 1.4%
AGCO Corp.	810	50,868
Cummins, Inc.	631	92,763

		143,631
Media — 0.7%
Liberty Global PLC LiLAC, Class C (a)	127	2,835
News Corp., Class A	2,234	27,456
TEGNA, Inc.	538	12,326
Viacom, Inc., Class B	632	26,632

		69,249
Metals & Mining — 0.6%
Newmont Mining Corp.	914	33,160
Nucor Corp.	407	23,643

		56,803
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	1,441	63,764
Multiline Retail — 1.8%
Kohl’s Corp.	831	33,099
Macy’s, Inc.	1,065	31,460
Nordstrom, Inc.	300	13,266
Target Corp.	1,504	96,978

		174,803
Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	3,156	351,421
Devon Energy Corp.	760	34,611
HollyFrontier Corp.	405	11,733
Marathon Oil Corp.	1,799	30,133
Marathon Petroleum Corp.	821	39,449
Murphy Oil Corp.	401	11,593
Phillips 66	715	58,358
Plains GP Holdings LP, Class A	112	3,634
Southwestern Energy Co. (a)	889	8,010
Tesoro Corp.	195	15,766
Valero Energy Corp.	1,370	90,091

		654,799
Paper & Forest Products — 0.3%
International Paper Co.	573	32,432
Pharmaceuticals — 5.5%
Allergan PLC (a)	596	130,458
Endo International PLC (a)	693	8,482
Mallinckrodt PLC (a)	324	15,789
Mylan NV (a)	1,124	42,768
Perrigo Co. PLC	230	17,515
Pfizer, Inc.	10,419	330,595

		545,607
Professional Services — 0.1%
ManpowerGroup, Inc.	92	8,782
Real Estate Investment Trusts (REITs) — 2.6%
AGNC Investment Corp.	395	7,375

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Annaly Capital Management, Inc.	1,165	$11,906
Host Hotels & Resorts, Inc.	4,974	89,880
Liberty Property Trust	508	19,502
VEREIT, Inc.	4,375	37,319
Weyerhaeuser Co.	3,083	96,590

		262,572
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	153	15,764
Road & Rail — 2.1%
AMERCO, Inc.	10	3,767
Norfolk Southern Corp.	1,721	202,148

		205,915
Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	9,841	362,346
Lam Research Corp.	160	18,378
Marvell Technology Group Ltd.	1,023	15,212
Micron Technology, Inc. (a)	3,246	78,261
Qorvo, Inc. (a)	268	17,208

		491,405
Software — 0.5%
CA, Inc.	615	19,231
Nuance Communications, Inc. (a)	283	4,488
Symantec Corp.	1,079	29,727

		53,446
Specialty Retail — 1.7%
Bed Bath & Beyond, Inc.	566	22,838
Best Buy Co., Inc.	1,449	64,509
Dick’s Sporting Goods, Inc.	220	11,352
Foot Locker, Inc.	330	22,618
Gap, Inc.	870	20,036
Staples, Inc.	3,483	32,044

		173,397
Technology Hardware, Storage & Peripherals — 11.1%
Apple, Inc.	6,879	834,766
Hewlett Packard Enterprise Co.	3,510	79,607
HP, Inc.	4,334	65,227
NetApp, Inc.	870	33,338
Seagate Technology PLC	832	37,565
Western Digital Corp.	656	52,303

		1,102,806
Textiles, Apparel & Luxury Goods — 0.3%
Michael Kors Holdings Ltd. (a)	196	8,391
PVH Corp.	197	18,480

		26,871
Trading Companies & Distributors — 1.0%
United Rentals, Inc. (a)	754	95,389
Total Long-Term Investments (Cost — $9,985,696) — 99.7%		9,923,089

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	18,887	18,887
Total Short-Term Securities (Cost — 18,887) — 0.2%		18,887
Total Investments (Cost — $10,004,583) — 99.9%		9,941,976
Other Assets Less Liabilities — 0.1%		6,688

Net Assets — 100.0%		$9,948,664

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	23

Schedule of Investments (concluded)	BlackRock USA Value Factor Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	18,887	[1]	18,887	$18,887	$4	—	—
[1] Represents net shares purchased for the period December 20, 2016, the commencement of operations, to January 31, 2017.

(c)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector subclassifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$9,923,089	—	—	$9,923,089
Short-Term Securities	18,887	—	—	18,887

Total	$9,941,976	—	—	$9,941,976

[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2017

Statements of Assets and Liabilities

January 31, 2017 (Unaudited)	BlackRock USA Momentum Factor Index Fund	BlackRock USA Quality Factor Index Fund	BlackRock USA Size Factor Index Fund	BlackRock USA Value Factor Index Fund

Assets
Investments at value — unaffiliated[1]	$10,181,294	$9,994,232	$10,048,548	$9,923,089
Investments at value — affiliated[2]	8,869	6,389	9,619	18,887
Receivables:
Investment adviser	17,847	17,859	19,956	17,995
Dividends — unaffiliated	7,399	6,027	7,402	8,353
Investments sold	2,835	1,909	3,409	—
Dividends — affiliated	5	2	6	4
Deferred offering costs	62,742	62,742	62,742	62,742

Total assets	10,280,991	10,089,160	10,151,682	10,031,070

Liabilities
Payables:
Offering costs	70,900	70,900	70,900	70,900
Officer’s and Trustees’ fees	1,083	1,083	1,083	1,083
Other accrued expenses	10,297	10,297	12,397	10,423

Total liabilities	82,280	82,280	84,380	82,406

Net Assets	$10,198,711	$10,006,880	$10,067,302	$9,948,664

Net Assets Consist of
Paid-in capital	$10,000,000	$10,000,000	$10,000,000	$10,000,000
Undistributed net investment income	5,973	4,694	7,909	11,680
Accumulated net realized gain (loss)	122	110	(7)	(409)
Net unrealized appreciation (depreciation)	192,616	2,076	59,400	(62,607)

Net Assets	$10,198,711	$10,006,880	$10,067,302	$9,948,664

[1] Investments at cost — unaffiliated	$9,988,678	$9,992,156	$9,989,148	$9,985,696
[2] Investments at cost — affiliated	$8,869	$6,389	$9,619	$18,887

Net Assets
Institutional:
Net assets	$101,983	$100,065	$100,669	$99,482

Shares outstanding	10,000	10,000	10,000	10,000

Net asset value	$10.20	$10.01	$10.07	$9.95

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K:
Net assets	$10,096,728	$9,906,815	$9,966,633	$9,849,182

Shares outstanding	990,000	990,000	990,000	990,000

Net asset value	$10.20	$10.01	$10.07	$9.95

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	25

Statements of Operations

Period December 20, 2016[1] to January 31, 2017 (Unaudited)	BlackRock USA Momentum Factor Index Fund	BlackRock USA Quality Factor Index Fund	BlackRock USA Size Factor Index Fund	BlackRock USA Value Factor Index Fund

Investment Income
Dividends — unaffiliated	$11,818	$7,433	$18,140	$17,022
Dividends — affiliated	7	3	8	4
Foreign taxes withheld	—	(11)	(7)	—

Total Investment Income	11,825	7,425	18,141	17,026

Expenses
Organization and offering	18,159	18,159	18,159	18,159
Professional	6,888	6,888	6,888	6,888
Printing	1,470	1,470	1,470	1,470
Officer and Trustees	1,134	1,134	1,134	1,134
Custodian	1,050	1,050	3,150	1,176
Investment advisory	926	919	921	915
Registration	210	210	210	210
Transfer agent — class specific	122	122	122	122
Miscellaneous	670	671	668	670

Total expenses	30,629	30,623	32,722	30,744
Less:
Fees waived by the Manager	(926)	(919)	(921)	(915)
Other expenses reimbursed by the Manager	(27,846)	(27,859)	(29,955)	(27,994)
Transfer agent fees waived and/or reimbursed — class specific	(115)	(115)	(115)	(115)

Total expenses after fees waived and/or reimbursed	1,742	1,730	1,731	1,720

Net investment income	10,083	5,695	16,410	15,306

Realized and Unrealized Gain (Loss)
Net realized gain from (loss) investments — unaffiliated	122	110	(7)	(409)
Net change in unrealized appreciation (depreciation) on investments — unaffiliated	192,616	2,076	59,400	(62,607)

Net realized and unrealized gain (loss)	192,738	2,186	59,393	(63,016)

Net Increase (Decrease) in Net Assets Resulting from Operations	$202,821	$7,881	$75,803	$(47,710)

[1] Commencement of operations.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2017

Statement of Changes in Net Assets

	BlackRock USA Momentum Factor Index Fund	BlackRock USA Quality Factor Index Fund
Increase (Decrease) in Net Assets:	Period December 20, 2016[1] to January 31, 2017 (Unaudited)	Period December 20, 2016[1] to January 31, 2017 (Unaudited)

Operations
Net investment income	$10,083	$5,695
Net realized gain	122	110
Net change in unrealized appreciation (depreciation)	192,616	2,076

Net increase in net assets resulting from operations	202,821	7,881

Distributions to Shareholders[2]
From net investment income:
Institutional	(40)	(9)
Class K	(4,070)	(992)

Decrease in net assets resulting from distributions to shareholders	(4,110)	(1,001)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,000,000	10,000,000

Net Assets
Total increase in net assets	10,198,711	10,006,880
Beginning of period	—	—

End of period	$10,198,711	$10,006,880

Undistributed net investment income, end of period	$5,973	$4,694

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	27

Statement of Changes in Net Assets

	BlackRock USA Size Factor Index Fund	BlackRock USA Value Factor Index Fund
Increase (Decrease) in Net Assets:	Period December 20, 2016[1] to January 31, 2017 (Unaudited)	Period December 20, 2016[1] to January 31, 2017 (Unaudited)

Operations
Net investment income	$16,410	$15,306
Net realized loss	(7)	(409)
Net change in unrealized appreciation (depreciation)	59,400	(62,607)

Net increase (decrease) in net assets resulting from operations	75,803	(47,710)

Distributions to Shareholders[2]
From net investment income:
Institutional	(84)	(35)
Class K	(8,417)	(3,591)

Decrease in net assets resulting from distributions to shareholders	(8,501)	(3,626)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,000,000	10,000,000

Net Assets
Total increase in net assets	10,067,302	9,948,664
Beginning of period	—	—

End of period	$10,067,302	$9,948,664

Undistributed net investment income, end of period	$7,909	$11,680

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock USA Momentum Factor Index Fund

	Period December 20, 2016[1] to January 31, 2017 (Unaudited)
	Institutional		Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00

Net investment income[2]	0.01		0.01
Net realized and unrealized gain	0.19		0.19

Net increase from investment operations	0.20		0.20

Distributions from net investment income[3]	(0.00)[4]		(0.00)[4]

Net asset value, end of period	$10.20		$10.20

Total Return[5,6]
Based on net asset value	2.04%		2.04%

Ratios to Average Net Assets
Total expenses[7,8]	0.82%		0.76%

Total expenses after fees waived and/or reimbursed[7]	0.20%		0.15%

Net investment income[7]	0.82%		0.87%

Supplemental Data
Net assets, end of period (000)	$102		$10,097

Portfolio turnover rate	0%	[9]	0%	[9]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Class K Shares would have been 2.70% and 2.65%, respectively.

[9]	Amount is less than 0.50%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	29

Financial Highlights	BlackRock USA Quality Factor Index Fund

	Period December 20, 2016[1] to January 31, 2017 (Unaudited)
	Institutional		Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00

Net investment income[2]	0.01		0.01
Net realized and unrealized gain	0.00	[3]	0.00	[3]

Net increase from investment operations	0.01		0.01

Distributions from net investment income[4]	(0.00)[5]		(0.00)[5]

Net asset value, end of period	$10.01		$10.01

Total Return[6,7]
Based on net asset value	0.11%		0.11%

Ratios to Average Net Assets
Total expenses[8,9]	0.83%		0.77%

Total expenses after fees waived and/or reimbursed[8]	0.20%		0.15%

Net investment income[8]	0.44%		0.50%

Supplemental Data
Net assets, end of period (000)	$100		$9,907

Portfolio turnover rate	0%	[10]	0%	[10]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Annualized.

[9]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Class K Shares would have been 2.72% and 2.67%, respectively.

[10]	Amount is less than 0.50%.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JANUARY 31, 2017

Financial Highlights	BlackRock USA Size Factor Index Fund

	Period December 20, 2016[1] to January 31, 2017 (Unaudited)
	Institutional	Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.02	0.02
Net realized and unrealized gain	0.06	0.06

Net increase from investment operations	0.08	0.08

Distributions from net investment income[3]	(0.01)	(0.01)

Net asset value, end of period	$10.07	$10.07

Total Return[4,5]
Based on net asset value	0.79%	0.79%

Ratios to Average Net Assets
Total expenses6.7	1.00%	0.95%

Total expenses after fees waived and/or reimbursed[6]	0.20%	0.15%

Net investment income[6]	1.38%	1.43%

Supplemental Data
Net assets, end of period (000)	$101	$9,967

Portfolio turnover rate	1%	1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Class K Shares would have been 2.90% and 2.85%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2017	31

Financial Highlights	BlackRock USA Value Factor Index Fund

	Period December 20, 2016[1] to January 31, 2017 (Unaudited)
	Institutional	Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.02	0.02
Net realized and unrealized loss	(0.07)	(0.07)

Net decrease from investment operations	(0.05)	(0.05)

Distributions from net investment income[3]	(0.00)[4]	(0.00)[4]

Net asset value, end of period	$9.95	$9.95

Total Return[5,6]
Based on net asset value	(0.47)%	(0.46)%

Ratios to Average Net Assets
Total expenses7.8	0.84%	0.78%

Total expenses after fees waived and/or reimbursed[7]	0.20%	0.15%

Net investment income[7]	1.28%	1.34%

Supplemental Data
Net assets, end of period (000)	$99	$9,849

Portfolio turnover rate	0% [9]	0% [9]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Class K Shares would have been 2.75% and 2.69%, respectively.

[9]	Amount is less than 0.50%.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock USA Momentum Factor Index Fund	Momentum Factor Index Fund	Diversified
BlackRock USA Quality Factor Index Fund	Quality Factor Index Fund	Non-diversified
BlackRock USA Size Factor Index Fund	Size Factor Index Fund	Diversified
BlackRock USA Value Factor Index Fund	Value Factor Index Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K shares are sold without a sales charge and only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed the Funds $10,000, which is included in expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to

BLACKROCK FUNDS	JANUARY 31, 2017	33

Notes to Financial Statements (continued)

transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.08%, respectively, of the average daily value of each Fund’s net assets.

34	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

For the six months ended January 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Class K	Total
Momentum Factor Index Fund	$8	$114	$122
Quality Factor Index Fund	$8	$114	$122
Size Factor Index Fund	$8	$114	$122
Value Factor Index Fund	$8	$114	$122

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Class K
Momentum Factor Index Fund	0.20%	0.15%
Quality Factor Index Fund	0.20%	0.15%
Size Factor Index Fund	0.20%	0.15%
Value Factor Index Fund	0.20%	0.15%

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to November 30, 2027, unless approved by the Board, including a majority of the Independent Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds.

These amounts waived and/or reimbursed are included in fees waived by the Manager and other expenses reimbursed by the Manager, and shown as transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the period ended January 31, 2017, the amounts included in fees waived by the Manager and shown as other expenses reimbursed by the Manager were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Momentum Factor Index Fund	$925	$17,846
Quality Factor Index Fund	$919	$17,859
Size Factor Index Fund	$920	$19,955
Value Factor Index Fund	$914	$17,994

For the period ended January 31, 2017, class specific expense waivers and/or reimbursements were as follows:

Transfer agent fees waived and/or reimbursed

	Institutional	Class K	Total
Momentum Factor Index Fund	$2	$113	$115
Quality Factor Index Fund	$2	$113	$115
Size Factor Index Fund	$2	$113	$115
Value Factor Index Fund	$2	$113	$115

With respect to the Funds, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver included in fees waived by the Manager in the Statements of Operations. For the period ended January 31, 2017, the amounts waived were as follows.

Amount Waived
Momentum Factor Index Fund	$1
Quality Factor Index Fund	—
Size Factor Index Fund	$1
Value Factor Index Fund	$1

BLACKROCK FUNDS	JANUARY 31, 2017	35

Notes to Financial Statements (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee, through November 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Funds.

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On January 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Fund Level	$18,771	$18,778	$20,875	$18,908
Institutional	$2	$2	$2	$2
Class K	$113	$113	$113	$113

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the Fund’s investment restrictions). If a Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

5. Purchases and Sales:

For the six months ended January 31, 2017, purchases and sales of investments excluding short-term securities, were as follows:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Purchases	$10,006,032	$9,993,955	$10,060,467	$9,997,761
Sales	$17,476	$1,909	$64,066	$11,656

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

36	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Tax cost	$9,997,547	$9,998,545	$9,998,767	$10,004,583

Gross unrealized appreciation	337,421	176,197	225,729	200,348
Gross unrealized depreciation	(144,805)	(174,121)	(166,329)	(262,955)

Net unrealized appreciation (depreciation)	$192,616	$2,076	$59,400	$(62,607)

7. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended January 31, 2017, the Funds did not borrow under the credit agreement.

8. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: As of period end, Momentum Factor Index Fund and Quality Factor Index Fund invested a significant portion of their assets in securities in the Information Technology sector. Changes in economic conditions affecting such sector would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

BLACKROCK FUNDS	JANUARY 31, 2017	37

Notes to Financial Statements (continued)

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period December 20, 2016[1] to January 31, 2017
Momentum Factor Index Fund	Shares	Amount
Institutional
Shares sold	10,000	$100,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	10,000	$100,000

Class K
Shares sold	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,000,000	$10,000,000

	Period December 20, 2016[1] to January 31, 2017
Quality Factor Index Fund	Shares	Amount
Institutional
Shares sold	10,000	$100,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	10,000	$100,000

Class K
Shares sold	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,000,000	$10,000,000

	Period December 20, 2016[1] to January 31, 2017
Size Factor Index Fund	Shares	Amount
Institutional
Shares sold	10,000	$100,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	10,000	$100,000

Class K
Shares sold	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,000,000	$10,000,000

38	BLACKROCK FUNDS	JANUARY 31, 2017

Notes to Financial Statements (concluded)

.	Period December 20, 2016[1] to January 31, 2017
Value Factor Index Fund	Shares	Amount
Institutional
Shares sold	10,000	$100,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	10,000	$100,000

Class K
Shares sold	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,000,000	$10,000,000

[1]	Commencement of operations.

At January 31, 2017, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Class K
Momentum Factor Index Fund	10,000	990,000
Quality Factor Index Fund	10,000	990,000
Size Factor Index Fund	10,000	990,000
Value Factor Index Fund	10,000	990,000

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock USA Momentum Factor Index Fund,” “BlackRock USA Quality Factor Index Fund,” “BlackRock USA Size Factor Index Fund” and “BlackRock USA Value Factor Index Fund” to “iShares Edge MSCI USA Momentum Factor Index Fund,” “iShares Edge MSCI USA Quality Factor Index Fund,” “iShares Edge MSCI USA Size Factor Index Fund” and “iShares Edge MSCI USA Value Factor Index Fund,” respectively. The change is expected to be effective during the second quarter of 2017.

BLACKROCK FUNDS	JANUARY 31, 2017	39

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on September 21-23, 2016 (the “September Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “BAL Agreement”) with BlackRock Advisors, LLC (“BAL”), the Trust’s investment advisor, on behalf of BlackRock USA Momentum Factor Index Fund (“Momentum Factor Index Fund”), BlackRock USA Quality Factor Index Fund (“Quality Factor Index Fund”), BlackRock USA Size Factor Index Fund (“Size Factor Index Fund”) and BlackRock USA Value Factor Index Fund (“Value Factor Index Fund”), each a portfolio of the Trust. Momentum Factor Index Fund, Quality Factor Index Fund, Size Factor Index Fund and Value Factor Index Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The BAL Agreement was the same agreement that had been previously approved by the Board with respect to certain other portfolios of the Trust.

The Board also met in person on November 16-18, 2016 (the “November Meeting,” and together with the September Meeting, the “Meetings”) to consider the approval of the Trust’s proposed investment advisory agreement (the “BFA Agreement”) with BlackRock Fund Advisors (“BFA”) on behalf of each of the Funds, which would replace the BAL Agreement prior to the commencement of operations of the Funds. The Board was informed that the BFA Agreement was substantially the same as the BAL Agreement. The materials reviewed and the factors considered by the Board at the November Meeting in connection with the approval of the BFA Agreement were substantially the same as the materials reviewed and the factors the Board considered at the September meeting with respect to consideration of the approval of the BAL Agreement.

BAL and BFA are referred to herein as “BlackRock.” The BAL Agreement and the BFA Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” Each of the Funds commenced operations in December 2016.

Activities and Composition of the Board

On the date of each of the Meetings, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of each of the Agreements. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreements

The Approval Process: At the September Meeting, the Board reviewed materials relating to its consideration of the BAL Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Funds, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Funds; (f) possible alternatives to the proposed BAL Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Funds; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the BAL Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the BAL Agreement. The Board received materials in advance of the September Meeting relating to its consideration of the BAL Agreement, including, with respect to each Fund, fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, as compared with the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”)1. The Board also received (a) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the BAL Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

40	BLACKROCK FUNDS	JANUARY 31, 2017

Disclosure of Investment Advisory Agreement (continued)

process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: At the September Meeting, the Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the BAL Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with each Fund’s operational requirements, including, in addition to seeking to meet its investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the BAL Agreement.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board noted that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates will provide the Funds with administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: With respect to the September Meeting, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because each Fund was newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: At the September Meeting, in connection with the initial approval of the BAL Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in the Fund’s Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

BLACKROCK FUNDS	JANUARY 31, 2017	41

Disclosure of Investment Advisory Agreement (concluded)

The Board noted that with respect to each of Momentum Factor Index Fund, Quality Factor Index Fund and Size Factor Index Fund, the Fund’s contractual management fee rate and estimated actual management fee rate each ranked in the first quartile, and that the estimated total expense ratio ranked in the second quartile, relative to the Fund’s Expense Peers.

The Board noted that Value Factor Index Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and the estimated total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers.

The Board also noted that, with respect to each Fund, BlackRock has contractually agreed to a cap on the Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, as pertinent, the Board, including the independent Board Members, concluded that, with respect to each Fund, the fees to be paid pursuant to the BAL Agreement were fair and reasonable in light of the services provided.

As each Fund had not commenced operations as of the date of the September Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase. The Board also noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: At the September Meeting, the Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Funds were consistent with those generally available to other mutual fund sponsors.

Conclusion

At the September Meeting, the Board, including a majority of the Independent Board Members, approved the BAL Agreement between BAL and the Trust, on behalf of each Fund, for a two-year term beginning on the effective date of the BAL Agreement. At the November Meeting, the Board, including a majority of the Independent Board Members, approved the BFA Agreement between BFA and the Trust, on behalf of each Fund, for a two-year term beginning on the effective date of the BFA Agreement, which replaced the BAL Agreement prior to commencement of operations of the Funds.

Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of each respective Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve each respective Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making these determinations.

42	BLACKROCK FUNDS	JANUARY 31, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110 Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK FUNDS	JANUARY 31, 2017	43

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 537-4942; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 537-4942 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

44	BLACKROCK FUNDS	JANUARY 31, 2017

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JANUARY 31, 2017	45

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

FACTOR-1/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –    Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: April 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Funds

Date: April 5, 2017

3